UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-2652

Name of Registrant: Vanguard Index Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2011 – December 31, 2011

Item 1: Reports to Shareholders

Annual Report | December 31, 2011
Vanguard 500 Index Fund

> For the fiscal year ended December 31, 2011, all share classes of Vanguard 500 Index Fund returned about 2%.

> The fund closely tracked its benchmark index, the S&P 500 Index; the returns for the fund and the index were more than 2 percentage points higher than the average return of large-cap core funds.

> Holdings in consumer staples, health care, and utilities contributed most to performance.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	7
Performance Summary.	9
Financial Statements.	11
Your Fund’s After-Tax Returns.	29
About Your Fund’s Expenses.	30
Glossary.	32

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Vanguard was named for the HMS Vanguard, flagship of British Admiral Horatio Nelson. A ship—whose performance and safety depend on the work of all hands—has served as a fitting metaphor for the Vanguard crew as we strive to help clients reach their financial goals.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2011

Total
Returns
Vanguard 500 Index Fund
Investor Shares	1.97%
Admiral™ Shares	2.08
Signal® Shares	2.08
ETF Shares
Market Price	2.04
Net Asset Value	2.09
S&P 500 Index	2.11
Large-Cap Core Funds Average	-0.72
Large-Cap Core Funds Average: Derived from data provided by Lipper Inc.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Signal Shares are available to certain institutional shareholders who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138; 7,720,749; 7,925,573.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Your Fund’s Performance at a Glance
December 31, 2010 , Through December 31, 2011
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard 500 Index Fund
Investor Shares	$115.82	$115.80	$2.246	$0.000
Admiral Shares	115.83	115.80	2.390	0.000
Signal Shares	95.68	95.65	1.975	0.000
ETF Shares	57.47	57.46	1.186	0.000

1

Chairman’s Letter

Dear Shareholder,

The most recent fiscal year was a dramatic one for the financial markets. Concerns over slowing economic growth, the natural and nuclear disasters in Japan, and debt issues at home and abroad weighed on investors. Stock markets across the globe suffered the consequences, but U.S. stocks fared significantly better than their international counterparts.

In this volatile environment, Vanguard 500 Index Fund returned about 2% for the 12-month period. The fund closely tracked its benchmark, the Standard & Poor’s 500 Index; the average return of its peer group was more than 2 percentage points lower.

If you own the fund in a taxable account, you may wish to review the table and discussion on after-tax returns for the fiscal year later in this report.

Big dramas and small numbers in the U.S. stock market
The broad U.S. stock market finished 2011 with a modestly positive return, a result that seems surprisingly low-key in light of the economic and political dramas that monopolized investors’ attention for much of the year.

Stock prices rallied and retreated as early optimism about the global economic outlook traded places with anxiety about Europe’s debt crisis and the contentious negotiations in Washington over raising the U.S. debt ceiling to avoid default. The

2

policymaking strife prompted Standard & Poor’s to downgrade the U.S. credit rating. (Vanguard’s confidence in the full faith and credit of the U.S. Treasury remains unshaken.) By year-end, stock prices were again on the rise, with investors refocused on signs of economic improvement.

International stock prices finished the year with a double-digit decline. The weaker performance of stocks outside the United States reflected the greater economic and financial challenges in Europe, Japan’s struggles with natural and nuclear disaster, and skittishness about emerging markets.

As yields fell, bonds delivered unexpectedly strong returns
Bond returns were also a surprise, mainly because so little was expected of them. At the end of 2010, bond yields hovered near historical lows, suggesting that the scope for further declines—and rallies in bond prices—was limited. During 2011, however, rates moved lower still as investors sought shelter from stock market turmoil. The broad U.S. bond market returned 7.84%. Municipal bonds, which were battered at the end of 2010, produced even stronger returns than taxable bonds in 2011.

Market Barometer

		Average Annual Total Returns
		Periods Ended December 31, 2011
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	1.50%	14.81%	-0.02%
Russell 2000 Index (Small-caps)	-4.18	15.63	0.15
Dow Jones U.S. Total Stock Market Index	0.52	15.24	0.28
MSCI All Country World Index ex USA (International)	-13.71	10.70	-2.92

Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	7.84%	6.77%	6.50%
Barclays Capital Municipal Bond Index (Broad
tax-exempt market)	10.70	8.57	5.22
Citigroup Three-Month U.S. Treasury Bill Index	0.08	0.11	1.36

CPI
Consumer Price Index	2.96%	2.39%	2.26%

3

The returns of the 3-month U.S. Treasury bill and other money market instruments approached 0%, which was consistent with the Federal Reserve Board’s interest rate policy but nevertheless a disappointment for savers.

Your fund produced modest returns despite rocky conditions
As I mentioned previously, the period covered in this report was marked by volatility. After climbing 9% in the first few months of the year, the S&P 500 Index experienced double-digit declines in the middle of the period. When stocks bounced back in the final few months of the year, the index recovered only some of its earlier gains.

Vanguard 500 Index Fund met its primary objective of closely tracking the S&P 500 Index for the year. The index’s top-performing sectors—consumer staples, health care, and utilities—held up well in the period’s mostly bearish environment. The goods and services provided by companies in these sectors are typically things that consumers can’t do without, regardless of economic conditions. For this reason, investors often consider them safe havens during volatile times.

Consumer staples contributed most to performance, adding 1.4 percentage points to the fund’s total return. Stocks of tobacco, food, and household product companies produced double-digit returns.

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	Admiral	Signal	ETF	Peer Group
	Shares	Shares	Shares	Shares	Average
500 Index Fund	0.17%	0.06%	0.06%	0.06%	1.26%

The fund expense ratios shown are from the prospectus dated April 29, 2011, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2011, the fund’s expense ratios were 0.17% for Investor Shares, 0.05% for Admiral Shares, 0.05% for Signal Shares, and 0.05% for ETF Shares. The peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2010.

Peer group: Large-Cap Core Funds.

4

Pharmaceutical companies led the way in the health care industry, while electric companies were the best performers among utilities stocks.

Holdings in the financial sector—the index’s worst performer for the period—detracted almost 3 percentage points from returns. Financial services companies faced several challenges throughout the year, including more stringent financial regulations, a sluggish U.S. recovery, low interest rates, and the ongoing anxiety over the European debt crisis and its potential impact on the global banking system. Stocks in the materials sector also weighed on performance.

Your fund continues to post competitive long-term results
For the ten years ended December 31, Investor Shares of the 500 Index Fund returned an average of 2.82% a year. These results were in line with those of the S&P 500 Index, which as an unmanaged benchmark has no transaction costs or operating expenses. The average annual return for large-cap core funds was 1.45%.

While I realize that the fund’s average annual return for the past ten years isn’t generous by historical standards, it’s worth remembering that it is the product of an unusually tumultuous environment. Over the past decade, stock markets have

Total Returns
Ten Years Ended December 31, 2011
Average
Annual Return
500 Index Fund Investor Shares	2.82%
S&P 500 Index	2.92
Large-Cap Core Funds Average	1.45
Large-Cap Core Funds Average: Derived from data provided by Lipper Inc.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

5

endured several traumatic events—most notably the bursting of the technology bubble in the early 2000s and the more recent financial crisis and global recession.

As we know, an index fund doesn’t try to outperform the market; its primary objective is to closely track its target index. That the fund has met this objective over the last ten years can be attributed to the superior index-management skills of its advisor, Vanguard Quantitative Equity Group. The advisor is helped in this task by the fund’s ultralow expenses.

The fund’s low costs also let investors keep more of the return on their investment—a factor that’s especially important during periods when the market’s returns are unimpressive.

A balanced portfolio can help defend against volatility
Over the past several years, the financial markets have taken us on a wild roller-coaster ride—stocks have soared one day and plunged the next. As investors, if we’ve learned anything during this time, it’s that periods of extreme volatility really aren’t that unusual.

Research shows that a balanced portfolio that’s diversified across asset classes can help reduce volatility. In strong markets, the stock portion of a balanced portfolio can offer investors the opportunity for long-term growth. In volatile times like those we’ve experienced in recent years, bonds and short-term investments can provide a cushion from dramatic swings in the stock market.

For these reasons, Vanguard encourages you to create a long-term investment plan that includes a steady mix of stocks, bonds, and short-term investments appropriate for your goals and risk tolerance. Vanguard 500 Index Fund—with its low costs and broad exposure to the large-cap segment of the U.S. stock market—can play a key role in such a well-balanced portfolio.

As always, thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
January 12, 2012

6

500 Index Fund

Fund Profile
As of December 31, 2011

Share-Class Characteristics
	Investor	Admiral	Signal
	Shares	Shares	Shares	ETF Shares
Ticker Symbol	VFINX	VFIAX	VIFSX	VOO
Expense Ratio[1]	0.17%	0.06%	0.06%	0.06%
30-Day SEC Yield	2.06%	2.19%	2.19%	2.18%

Portfolio Characteristics
			DJ
			U.S. Total
		S&P 500	Market
	Fund	Index	Index
Number of Stocks	504	500	3,745
Median Market Cap $52.0B		$52.0B	$31.3B
Price/Earnings Ratio	14.2x	14.1x	15.0x
Price/Book Ratio	2.1x	2.1x	2.1x
Return on Equity	20.8%	20.6%	19.0%
Earnings Growth Rate	7.4%	7.4%	7.1%
Dividend Yield	2.2%	2.2%	2.0%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	4%	—	—
Short-Term Reserves	0.0%	—	—

Volatility Measures
		DJ
		U.S. Total
	S&P 500	Market
	Index	Index
R-Squared	1.00	0.99
Beta	1.00	0.97

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Exxon Mobil Corp.	Integrated Oil &
	Gas	3.6%
Apple Inc.	Computer
	Hardware	3.3
International Business	IT Consulting &
Machines Corp.	Other Services	1.9
Chevron Corp.	Integrated Oil &
	Gas	1.9
Microsoft Corp.	Systems Software	1.7
General Electric Co.	Industrial
	Conglomerates	1.7
Procter & Gamble Co.	Household
	Products	1.6
AT&T Inc.	Integrated
	Telecommunication
	Services	1.6
Johnson & Johnson	Pharmaceuticals	1.6
Pfizer Inc.	Pharmaceuticals	1.5
Top Ten		20.4%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 29, 2011, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2011, the fund’s expense ratios were 0.17% for Investor Shares, 0.05% for Admiral Shares, 0.05% for Signal Shares, and 0.05% for ETF Shares.

7

500 Index Fund

Sector Diversification (% of equity exposure)
			DJ
			U.S. Total
		S&P 500	Market
	Fund	Index	Index
Consumer
Discretionary	10.7%	10.7%	12.2%
Consumer Staples	11.5	11.5	10.6
Energy	12.3	12.3	10.8
Financials	13.6	13.6	15.0
Health Care	11.9	11.8	11.4
Industrials	10.7	10.7	11.1
Information
Technology	18.9	19.0	18.7
Materials	3.5	3.5	4.1
Telecommunication
Services	3.0	3.0	2.5
Utilities	3.9	3.9	3.6

Investment Focus

8

500 Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2001, Through December 31, 2011
Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended December 31, 2011
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
500 Index Fund Investor Shares	1.97%	-0.33%	2.82%	$13,205
Dow Jones U.S. Total Stock Market
Index	0.52	0.28	3.90	14,657
S&P 500 Index	2.11	-0.25	2.92	13,335
Large-Cap Core Funds Average	-0.72	-1.20	1.45	11,546
Large-Cap Core Funds Average: Derived from data provided by Lipper Inc.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
500 Index Fund Admiral Shares	2.08%	-0.23%	2.91%	$13,323
Dow Jones U.S. Total Stock Market Index	0.52	0.28	3.90	14,657
S&P 500 Index	2.11	-0.25	2.92	13,335

See Financial Highlights for dividend and capital gains information.

9

500 Index Fund

	Average Annual Total Returns
	Periods Ended December 31, 2011
			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(9/29/2006)	Investment
500 Index Fund Signal Shares	2.08%	-0.23%	1.02%	$10,546
Dow Jones U.S. Total Stock Market Index	0.52	0.28	1.62	10,881
S&P 500 Index	2.11	-0.25	1.00	10,537
"Since Inception" performance is calculated from the Signal Shares’ inception date for both the fund and its comparative standards.

		Since	Final Value
	One	Inception	of a $10,000
	Year	(9/7/2010)	Investment
500 Index Fund
ETF Shares Net Asset Value	2.09%	13.64%	$11,832
Dow Jones U.S. Total Stock Market Index	0.52	13.45	11,805
S&P 500 Index	2.11	13.68	11,836
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares: September 7, 2010, Through December 31, 2011
		Since
	One	Inception
	Year	(9/7/2010)
500 Index Fund
ETF Shares Market Price	2.04%	18.32%
500 Index Fund
ETF Shares Net Asset Value	2.09	18.32
S&P 500 Index	2.11	18.36
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Fiscal-Year Total Returns (%): December 31, 2001, Through December 31, 2011

10

500 Index Fund

Financial Statements

Statement of Net Assets
As of December 31, 2011

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (99.8%)[1]
Consumer Discretionary (10.6%)
	McDonald’s Corp.	9,136,457	916,661
	Walt Disney Co.	16,041,230	601,546
	Home Depot Inc.	13,764,824	578,673
*	Amazon.com Inc.	3,248,416	562,301
	Comcast Corp. Class A	23,025,661	545,938
*	Ford Motor Co.	33,931,125	365,099
	News Corp. Class A	19,580,822	349,322
	Time Warner Inc.	8,936,804	322,976
	NIKE Inc. Class B	3,311,975	319,175
	Target Corp.	5,996,600	307,146
	Starbucks Corp.	6,655,570	306,223
	Lowe’s Cos. Inc.	11,183,999	283,850
*	DIRECTV Class A	6,300,017	269,389
	Yum! Brands Inc.	4,111,633	242,627
	Viacom Inc. Class B	4,930,557	223,897
	TJX Cos. Inc.	3,367,388	217,365
*	priceline.com Inc.	444,501	207,898
	Johnson Controls Inc.	6,074,884	189,901
	Time Warner Cable Inc.	2,849,254	181,127
	Coach Inc.	2,605,619	159,047
	CBS Corp. Class B	5,843,031	158,580
	Carnival Corp.	4,040,270	131,874
*	Bed Bath & Beyond Inc.	2,143,381	124,252
	Macy’s Inc.	3,748,390	120,623
	McGraw-Hill Cos. Inc.	2,619,598	117,803
	Kohl’s Corp.	2,262,648	111,662
	Omnicom Group Inc.	2,463,078	109,804
	VF Corp.	778,374	98,846
	Ross Stores Inc.	2,064,212	98,112
*	Discovery
	Communications Inc.
	Class A	2,359,490	96,668
*	Chipotle Mexican Grill Inc.
	Class A	279,416	94,370
*	O’Reilly Automotive Inc.	1,145,670	91,596
	Limited Brands Inc.	2,196,066	88,611
*	Dollar Tree Inc.	1,062,610	88,313

			Market
			Value
		Shares	($000)
	Staples Inc.	6,244,548	86,737
	Genuine Parts Co.	1,389,630	85,045
	Mattel Inc.	3,023,423	83,930
	Starwood Hotels &
	Resorts Worldwide Inc.	1,715,674	82,301
*	AutoZone Inc.	249,287	81,011
	Harley-Davidson Inc.	2,074,549	80,638
	Ralph Lauren Corp. Class A	575,761	79,501
	Wynn Resorts Ltd.	706,991	78,115
	Tiffany & Co.	1,133,465	75,103
	Nordstrom Inc.	1,444,339	71,798
	Marriott International Inc.
	Class A	2,393,540	69,820
*	BorgWarner Inc.	979,553	62,437
*	CarMax Inc.	2,021,466	61,614
	Best Buy Co. Inc.	2,619,923	61,228
	Family Dollar Stores Inc.	1,047,982	60,427
	Gap Inc.	3,097,343	57,456
*	Apollo Group Inc. Class A	1,037,515	55,891
	Darden Restaurants Inc.	1,176,792	53,638
	Wyndham Worldwide
	Corp.	1,362,449	51,541
	International Game
	Technology	2,656,665	45,695
	JC Penney Co. Inc.	1,275,853	44,846
	H&R Block Inc.	2,614,697	42,698
	Newell Rubbermaid Inc.	2,584,369	41,738
	Interpublic Group of
	Cos. Inc.	4,116,784	40,056
	Abercrombie & Fitch Co.	770,397	37,626
	Scripps Networks
	Interactive Inc. Class A	871,696	36,977
*	Netflix Inc.	496,088	34,374
	Hasbro Inc.	1,036,190	33,044
	Whirlpool Corp.	684,999	32,503
	DR Horton Inc.	2,482,641	31,306
*	Goodyear Tire &
	Rubber Co.	2,181,187	30,907
	Comcast Corp.	1,304,720	30,739

11

500 Index Fund

			Market
			Value
		Shares	($000)
*	GameStop Corp. Class A	1,240,887	29,943
	Leggett & Platt Inc.	1,241,892	28,613
	Gannett Co. Inc.	2,126,946	28,437
	Lennar Corp. Class A	1,435,505	28,208
	Cablevision Systems Corp.
	Class A	1,970,484	28,020
*	Urban Outfitters Inc.	996,759	27,471
	Expedia Inc.	849,889	24,664
	Harman International
	Industries Inc.	629,291	23,938
*	Big Lots Inc.	588,509	22,222
*	TripAdvisor Inc.	850,477	21,441
	DeVry Inc.	543,471	20,902
*	PulteGroup Inc.	3,023,548	19,079
	Washington Post Co.
	Class B	43,630	16,440
*,^	AutoNation Inc.	426,861	15,738
*,^	Sears Holdings Corp.	345,396	10,977
*	Orchard Supply Hardware
	Stores Corp. Class A	15,502	114
*	Orchard Supply Hardware
	Stores Corp. Pfd.	15,502	3
			10,848,225
Consumer Staples (11.5%)
	Procter & Gamble Co.	24,567,076	1,638,870
	Coca-Cola Co.	20,280,230	1,419,008
	Philip Morris
	International Inc.	15,509,834	1,217,212
	Wal-Mart Stores Inc.	15,595,553	931,990
	PepsiCo Inc.	13,959,909	926,240
	Kraft Foods Inc.	15,775,477	589,372
	Altria Group Inc.	18,361,943	544,432
	CVS Caremark Corp.	11,622,340	473,959
	Colgate-Palmolive Co.	4,321,611	399,274
	Costco Wholesale Corp.	3,869,462	322,404
	Walgreen Co.	7,940,345	262,508
	Kimberly-Clark Corp.	3,518,816	258,844
	General Mills Inc.	5,745,256	232,166
	Archer-Daniels-Midland
	Co.	5,964,144	170,574
	HJ Heinz Co.	2,859,219	154,512
	Sysco Corp.	5,267,044	154,482
	Lorillard Inc.	1,205,392	137,415
	Kroger Co.	5,331,605	129,131
	Reynolds American Inc.	3,018,560	125,029
	Mead Johnson
	Nutrition Co.	1,817,444	124,913
	Estee Lauder Cos. Inc.
	Class A	997,215	112,007
	Kellogg Co.	2,212,533	111,888
	Sara Lee Corp.	5,274,298	99,790
	Whole Foods Market Inc.	1,426,250	99,238
	ConAgra Foods Inc.	3,700,756	97,700
	Hershey Co.	1,366,738	84,437
	JM Smucker Co.	1,016,374	79,450

			Market
			Value
		Shares	($000)
	Clorox Co.	1,177,583	78,380
	Dr Pepper Snapple
	Group Inc.	1,913,930	75,562
	Brown-Forman Corp.
	Class B	900,454	72,495
	Coca-Cola Enterprises Inc.	2,785,581	71,812
	Beam Inc.	1,387,855	71,100
	Avon Products Inc.	3,845,853	67,187
	Safeway Inc.	3,034,506	63,846
	Molson Coors Brewing
	Co. Class B	1,406,306	61,230
	McCormick & Co. Inc.	1,184,411	59,718
	Tyson Foods Inc. Class A	2,607,956	53,828
	Campbell Soup Co.	1,601,017	53,218
	Hormel Foods Corp.	1,231,094	36,059
*	Constellation Brands Inc.
	Class A	1,553,978	32,121
*	Dean Foods Co.	1,648,921	18,468
^	SUPERVALU Inc.	1,904,987	15,468
			11,727,337
Energy (12.2%)
	Exxon Mobil Corp.	42,799,678	3,627,701
	Chevron Corp.	17,782,334	1,892,040
	ConocoPhillips	11,855,501	863,910
	Schlumberger Ltd.	11,983,963	818,625
	Occidental Petroleum
	Corp.	7,248,494	679,184
	Anadarko Petroleum Corp.	4,446,374	339,392
	Apache Corp.	3,429,197	310,617
	Halliburton Co.	8,216,071	283,537
	National Oilwell Varco Inc.	3,784,364	257,299
	EOG Resources Inc.	2,400,446	236,468
	Devon Energy Corp.	3,606,342	223,593
	Baker Hughes Inc.	3,897,070	189,553
	Marathon Oil Corp.	6,283,354	183,914
	El Paso Corp.	6,885,776	182,955
	Spectra Energy Corp.	5,806,721	178,557
	Williams Cos. Inc.	5,262,638	173,772
	Hess Corp.	2,660,780	151,132
	Noble Energy Inc.	1,567,447	147,951
	Chesapeake Energy Corp.	5,886,309	131,206
*	FMC Technologies Inc.	2,127,396	111,114
*	Cameron International
	Corp.	2,189,233	107,688
	Marathon Petroleum Corp.	3,183,040	105,963
	Valero Energy Corp.	4,997,374	105,195
*	Southwestern Energy Co.	3,101,481	99,061
	Pioneer Natural
	Resources Co.	1,092,563	97,763
	Murphy Oil Corp.	1,727,808	96,308
	Range Resources Corp.	1,396,525	86,501
	Peabody Energy Corp.	2,418,340	80,071
	Consol Energy Inc.	2,024,988	74,317
	EQT Corp.	1,334,121	73,096
	Cabot Oil & Gas Corp.	932,887	70,806

12

500 Index Fund

			Market
			Value
		Shares	($000)
	Noble Corp.	2,253,651	68,105
	Helmerich & Payne Inc.	956,477	55,820
*	Denbury Resources Inc.	3,546,597	53,554
	QEP Resources Inc.	1,579,608	46,283
*	Newfield Exploration Co.	1,182,834	44,628
*	Nabors Industries Ltd.	2,567,057	44,513
*	Alpha Natural Resources
	Inc.	1,962,144	40,087
	Sunoco Inc.	956,754	39,246
	Diamond Offshore
	Drilling Inc.	623,003	34,427
*	Rowan Cos. Inc.	1,115,563	33,835
*	Tesoro Corp.	1,269,450	29,654
			12,469,441
Financials (13.6%)
	Wells Fargo & Co.	47,088,264	1,297,753
	JPMorgan Chase & Co.	33,928,773	1,128,132
*	Berkshire Hathaway Inc.
	Class B	14,169,498	1,081,133
	Citigroup Inc.	26,106,123	686,852
	Bank of America Corp.	90,504,004	503,202
	US Bancorp	17,040,241	460,939
	American Express Co.	9,022,624	425,597
	Goldman Sachs Group Inc.	4,395,818	397,514
	Simon Property Group Inc.	2,623,211	338,237
	MetLife Inc.	9,443,497	294,448
	PNC Financial Services
	Group Inc.	4,697,576	270,909
	Travelers Cos. Inc.	3,685,495	218,071
	Bank of New York
	Mellon Corp.	10,827,400	215,574
	Prudential Financial Inc.	4,214,327	211,222
	ACE Ltd.	3,007,374	210,877
	American Tower
	Corporation	3,509,175	210,586
	Morgan Stanley	13,251,167	200,490
	Aflac Inc.	4,167,786	180,298
	State Street Corp.	4,392,436	177,059
	Capital One Financial Corp.	4,104,293	173,571
	Chubb Corp.	2,482,801	171,860
	Public Storage	1,267,620	170,444
	BlackRock Inc.	894,466	159,430
	BB&T Corp.	6,224,319	156,666
	Marsh & McLennan
	Cos. Inc.	4,803,326	151,881
	Equity Residential	2,648,495	151,044
	HCP Inc.	3,640,923	150,843
	CME Group Inc.	592,777	144,442
	Ventas Inc.	2,570,654	141,720
	Aon Corp.	2,886,491	135,088
	Boston Properties Inc.	1,318,075	131,280
	T Rowe Price Group Inc.	2,255,674	128,461
	Vornado Realty Trust	1,647,240	126,607
	Franklin Resources Inc.	1,299,506	124,831
	Allstate Corp.	4,512,015	123,674

			Market
			Value
		Shares	($000)
	Discover Financial
	Services	4,907,406	117,778
	ProLogis Inc.	4,091,467	116,975
*	Berkshire Hathaway Inc.
	Class A	1,019	116,935
	AvalonBay
	Communities Inc.	848,849	110,860
	Charles Schwab Corp.	9,638,093	108,525
	Progressive Corp.	5,506,064	107,423
	Fifth Third Bancorp	8,212,067	104,458
	Loews Corp.	2,726,296	102,645
	Ameriprise Financial Inc.	2,020,067	100,276
	Host Hotels & Resorts Inc.	6,305,433	93,131
	Health Care REIT Inc.	1,694,397	92,396
	American International
	Group Inc.	3,899,969	90,479
	Weyerhaeuser Co.	4,789,205	89,414
	M&T Bank Corp.	1,121,554	85,619
	Northern Trust Corp.	2,151,632	85,334
	SunTrust Banks Inc.	4,794,322	84,860
	Invesco Ltd.	4,026,476	80,892
*	IntercontinentalExchange
	Inc.	648,580	78,186
	Principal Financial
	Group Inc.	2,724,303	67,018
	KeyCorp	8,507,184	65,420
	Hartford Financial
	Services Group Inc.	3,979,446	64,666
	NYSE Euronext	2,339,005	61,048
	SLM Corp.	4,541,817	60,860
	Kimco Realty Corp.	3,633,070	59,001
	Moody’s Corp.	1,744,072	58,740
	XL Group plc Class A	2,861,406	56,570
	Unum Group	2,610,191	54,997
	Plum Creek Timber
	Co. Inc.	1,439,722	52,636
	Lincoln National Corp.	2,693,088	52,300
	Regions Financial Corp.	11,238,462	48,325
	Comerica Inc.	1,773,619	45,759
	Cincinnati Financial Corp.	1,446,847	44,071
*	CBRE Group Inc. Class A	2,895,086	44,063
	Huntington Bancshares
	Inc.	7,713,719	42,348
	People’s United Financial
	Inc.	3,219,426	41,370
	Leucadia National Corp.	1,768,507	40,216
	Torchmark Corp.	910,009	39,485
	Assurant Inc.	822,198	33,759
	Hudson City Bancorp Inc.	4,708,306	29,427
*	Genworth Financial Inc.
	Class A	4,382,014	28,702
*	NASDAQ OMX Group Inc.	1,145,059	28,065
	Zions Bancorporation	1,654,215	26,931
	Legg Mason Inc.	1,116,666	26,856
	Apartment Investment &
	Management Co.	1,085,372	24,866

13

500 Index Fund

			Market
			Value
		Shares	($000)
	First Horizon National
	Corp.	2,366,324	18,931
*	E*Trade Financial Corp.	2,278,953	18,140
^	Federated Investors Inc.
	Class B	829,433	12,566
			13,864,057
Health Care (11.8%)
	Johnson & Johnson	24,384,289	1,599,122
	Pfizer Inc.	68,638,449	1,485,336
	Merck & Co. Inc.	27,215,400	1,026,021
	Abbott Laboratories	13,909,743	782,145
	Bristol-Myers Squibb Co.	15,130,589	533,202
	UnitedHealth Group Inc.	9,518,605	482,403
	Amgen Inc.	7,082,900	454,793
	Eli Lilly & Co.	9,097,090	378,075
	Medtronic Inc.	9,423,089	360,433
*	Gilead Sciences Inc.	6,706,777	274,508
*	Celgene Corp.	3,963,799	267,953
	Baxter International Inc.	5,034,690	249,116
	Allergan Inc.	2,723,584	238,967
*	Biogen Idec Inc.	2,168,966	238,695
	WellPoint Inc.	3,105,910	205,766
*	Express Scripts Inc.	4,343,871	194,128
	Covidien plc	4,307,424	193,877
*	Medco Health Solutions
	Inc.	3,456,780	193,234
	McKesson Corp.	2,192,506	170,818
*	Intuitive Surgical Inc.	348,165	161,204
*	Thermo Fisher Scientific
	Inc.	3,377,443	151,884
	Stryker Corp.	2,904,187	144,367
	Becton Dickinson and Co.	1,918,653	143,362
	Aetna Inc.	3,234,790	136,476
	Humana Inc.	1,459,760	127,889
	Cardinal Health Inc.	3,084,770	125,272
*	Agilent Technologies Inc.	3,099,998	108,283
	Cigna Corp.	2,548,732	107,047
	St. Jude Medical Inc.	2,848,014	97,687
	AmerisourceBergen Corp.
	Class A	2,306,521	85,779
*	Zimmer Holdings Inc.	1,599,696	85,456
	Quest Diagnostics Inc.	1,408,440	81,774
*	Mylan Inc.	3,807,912	81,718
	Perrigo Co.	831,996	80,953
*	Cerner Corp.	1,300,689	79,667
*	Laboratory Corp. of
	America Holdings	884,764	76,063
*	Forest Laboratories Inc.	2,385,123	72,174
*	Edwards Lifesciences
	Corp.	1,018,408	72,001
*	Boston Scientific Corp.	13,226,831	70,631
*	Watson Pharmaceuticals
	Inc.	1,135,211	68,499
*	Varian Medical Systems
	Inc.	1,004,859	67,456
	CR Bard Inc.	765,801	65,476

			Market
			Value
		Shares	($000)
*	DaVita Inc.	834,715	63,280
*	Life Technologies Corp.	1,590,924	61,903
*	Waters Corp.	799,969	59,238
*	CareFusion Corp.	2,005,218	50,953
*	Hospira Inc.	1,470,303	44,653
	DENTSPLY International
	Inc.	1,263,606	44,213
*	Coventry Health Care Inc.	1,287,951	39,115
	Patterson Cos. Inc.	785,321	23,183
	PerkinElmer Inc.	1,015,139	20,303
*	Tenet Healthcare Corp.	3,898,762	20,001
			12,046,552
Industrials (10.7%)
	General Electric Co.	94,268,768	1,688,354
	United Parcel Service Inc.
	Class B	8,616,418	630,636
	United Technologies
	Corp.	8,090,477	591,333
	Caterpillar Inc.	5,773,701	523,097
	3M Co.	6,257,878	511,456
	Boeing Co.	6,636,353	486,776
	Union Pacific Corp.	4,313,365	456,958
	Honeywell International
	Inc.	6,906,567	375,372
	Emerson Electric Co.	6,569,479	306,072
	Deere & Co.	3,695,810	285,871
	Danaher Corp.	5,086,485	239,268
	FedEx Corp.	2,832,379	236,532
	Norfolk Southern Corp.	3,000,944	218,649
	Precision Castparts Corp.	1,287,351	212,143
	General Dynamics Corp.	3,179,603	211,157
	Illinois Tool Works Inc.	4,314,250	201,519
	CSX Corp.	9,374,805	197,433
	Tyco International Ltd.	4,124,909	192,674
	Lockheed Martin Corp.	2,368,967	191,649
	Cummins Inc.	1,721,911	151,563
	Raytheon Co.	3,090,210	149,504
	Goodrich Corp.	1,117,992	138,296
	Northrop Grumman Corp.	2,332,842	136,425
	Waste Management Inc.	4,110,000	134,438
	Eaton Corp.	2,983,837	129,886
	PACCAR Inc.	3,198,313	119,841
	Fastenal Co.	2,635,720	114,944
	Parker Hannifin Corp.	1,348,862	102,851
	CH Robinson Worldwide
	Inc.	1,465,841	102,286
	Stanley Black & Decker
	Inc.	1,507,992	101,940
	WW Grainger Inc.	541,710	101,403
	Dover Corp.	1,655,024	96,074
	Rockwell Automation Inc.	1,267,062	92,964
	Ingersoll-Rand plc	2,787,166	84,925
	Expeditors International
	of Washington Inc.	1,892,934	77,535
	Republic Services Inc.
	Class A	2,810,559	77,431

14

500 Index Fund

			Market
			Value
		Shares	($000)
	Cooper Industries plc	1,411,473	76,431
	Fluor Corp.	1,514,684	76,113
	Roper Industries Inc.	861,318	74,823
	Rockwell Collins Inc.	1,351,007	74,805
	Joy Global Inc.	938,268	70,342
	Southwest Airlines Co.	6,950,363	59,495
	L-3 Communications
	Holdings Inc.	891,516	59,446
*	Stericycle Inc.	759,790	59,203
	Pall Corp.	1,027,983	58,749
	Iron Mountain Inc.	1,657,060	51,037
	Flowserve Corp.	495,932	49,256
*	Jacobs Engineering
	Group Inc.	1,143,883	46,419
	Textron Inc.	2,483,263	45,916
	Xylem Inc.	1,647,582	42,326
	Equifax Inc.	1,080,892	41,874
*	Quanta Services Inc.	1,875,842	40,406
	Robert Half International
	Inc.	1,281,398	36,469
	Cintas Corp.	984,271	34,262
	Masco Corp.	3,193,856	33,472
	Pitney Bowes Inc.	1,782,068	33,040
	Dun & Bradstreet Corp.	433,827	32,463
	Avery Dennison Corp.	942,945	27,044
	Snap-on Inc.	522,228	26,435
	Ryder System Inc.	458,941	24,388
	RR Donnelley & Sons Co.	1,685,721	24,325
			10,867,794
Information Technology (19.0%)
*	Apple Inc.	8,298,908	3,361,058
	International Business
	Machines Corp.	10,524,093	1,935,170
	Microsoft Corp.	66,851,584	1,735,467
*	Google Inc. Class A	2,255,801	1,457,022
	Intel Corp.	45,467,344	1,102,583
	Oracle Corp.	35,134,357	901,196
	Cisco Systems Inc.	48,001,869	867,874
	Qualcomm Inc.	15,009,142	821,000
	Visa Inc. Class A	4,541,047	461,053
	Hewlett-Packard Co.	17,741,741	457,027
*	EMC Corp.	18,214,795	392,347
	Mastercard Inc. Class A	951,927	354,897
*	eBay Inc.	10,258,753	311,148
	Accenture plc Class A	5,722,626	304,615
	Texas Instruments Inc.	10,202,661	296,999
	Automatic Data
	Processing Inc.	4,363,500	235,673
*	Dell Inc.	13,634,509	199,473
	Corning Inc.	14,032,187	182,138
*	Yahoo! Inc.	11,074,287	178,628
*	Cognizant Technology
	Solutions Corp. Class A	2,697,474	173,475
	Intuit Inc.	2,653,929	139,570
	Broadcom Corp. Class A	4,331,202	127,164
	Applied Materials Inc.	11,657,369	124,850

			Market
			Value
		Shares	($000)
*	Adobe Systems Inc.	4,382,950	123,906
*	Salesforce.com Inc.	1,214,265	123,199
	Motorola Solutions Inc.	2,557,716	118,397
	TE Connectivity Ltd.	3,789,650	116,759
*	NetApp Inc.	3,201,756	116,128
	Altera Corp.	2,864,719	106,281
*	SanDisk Corp.	2,145,390	105,575
*	Symantec Corp.	6,581,625	103,002
*	Citrix Systems Inc.	1,665,041	101,101
	Western Union Co.	5,527,841	100,938
	Xerox Corp.	12,384,014	98,577
*	Juniper Networks Inc.	4,696,269	95,851
	Analog Devices Inc.	2,660,278	95,185
*	Motorola Mobility
	Holdings Inc.	2,353,297	91,308
	Paychex Inc.	2,879,519	86,702
*	NVIDIA Corp.	5,451,862	75,563
*	F5 Networks Inc.	709,574	75,300
	Xilinx Inc.	2,343,177	75,122
*	Fiserv Inc.	1,257,514	73,866
*	Teradata Corp.	1,494,491	72,498
	KLA-Tencor Corp.	1,487,889	71,791
*	Red Hat Inc.	1,721,661	71,087
	Amphenol Corp. Class A	1,479,639	67,161
	CA Inc.	3,303,683	66,784
*	Western Digital Corp.	2,087,171	64,598
	Microchip Technology Inc.	1,706,379	62,505
*	Autodesk Inc.	2,024,762	61,411
	Linear Technology Corp.	2,033,362	61,062
*	Electronic Arts Inc.	2,958,796	60,951
	Fidelity National
	Information Services Inc.	2,165,510	57,581
*	Micron Technology Inc.	8,816,656	55,457
*	Akamai Technologies Inc.	1,601,844	51,708
	VeriSign Inc.	1,420,042	50,724
*	BMC Software Inc.	1,519,383	49,805
	Harris Corp.	1,037,824	37,403
	FLIR Systems Inc.	1,392,458	34,909
	Computer Sciences Corp.	1,389,595	32,933
	Jabil Circuit Inc.	1,635,300	32,150
*	SAIC Inc.	2,465,431	30,300
*	LSI Corp.	5,029,797	29,927
	Molex Inc.	1,219,864	29,106
*	Advanced Micro Devices
	Inc.	5,254,741	28,376
	Total System Services Inc.	1,446,960	28,303
*	Novellus Systems Inc.	597,708	24,679
*	Teradyne Inc.	1,652,025	22,517
*	JDS Uniphase Corp.	2,056,763	21,473
	Lexmark International Inc.
	Class A	644,474	21,313
*	First Solar Inc.	527,573	17,811
	Molex Inc. Class A	4,051	80
*	Compuware Corp.	385	3
			19,319,593

15

500 Index Fund

			Market
			Value
		Shares	($000)
Materials (3.5%)
	EI du Pont de
	Nemours & Co.	8,249,687	377,671
	Monsanto Co.	4,780,604	334,977
	Freeport-McMoRan
	Copper & Gold Inc.	8,463,831	311,384
	Dow Chemical Co.	10,552,313	303,484
	Praxair Inc.	2,676,525	286,120
	Newmont Mining Corp.	4,418,077	265,129
	Air Products & Chemicals
	Inc.	1,879,160	160,086
	Ecolab Inc.	2,679,816	154,920
	Mosaic Co.	2,658,343	134,060
	International Paper Co.	3,902,291	115,508
	PPG Industries Inc.	1,378,681	115,106
	Nucor Corp.	2,827,638	111,890
	CF Industries Holdings
	Inc.	583,700	84,625
	Alcoa Inc.	9,502,265	82,195
	Cliffs Natural Resources
	Inc.	1,276,754	79,606
	Sherwin-Williams Co.	768,809	68,632
	Sigma-Aldrich Corp.	1,075,194	67,157
	FMC Corp.	628,693	54,093
	Ball Corp.	1,451,977	51,850
	Eastman Chemical Co.	1,228,195	47,973
	Airgas Inc.	609,879	47,619
	MeadWestvaco Corp.	1,524,236	45,651
	Vulcan Materials Co.	1,153,634	45,395
	Allegheny Technologies
	Inc.	949,468	45,385
	International Flavors &
	Fragrances Inc.	725,030	38,006
^	United States Steel Corp.	1,285,308	34,009
	Sealed Air Corp.	1,722,751	29,648
*	Owens-Illinois Inc.	1,465,967	28,410
	Bemis Co. Inc.	924,372	27,805
	Titanium Metals Corp.	738,968	11,070
			3,559,464
Telecommunication Services (3.0%)
	AT&T Inc.	52,914,456	1,600,133
	Verizon Communications
	Inc.	25,279,246	1,014,203
	CenturyLink Inc.	5,514,400	205,136
*	Sprint Nextel Corp.	26,745,969	62,585
	Windstream Corp.	5,203,030	61,084
	Frontier Communications
	Corp.	8,883,706	45,751
*	MetroPCS
	Communications Inc.	2,633,842	22,862
			3,011,754

		Market
		Value
	Shares	($000)
Utilities (3.9%)
Southern Co.	7,696,163	356,255
Dominion Resources Inc.	5,085,944	269,962
Duke Energy Corp.	11,899,845	261,797
Exelon Corp.	5,919,885	256,745
NextEra Energy Inc.	3,772,696	229,682
American Electric Power
Co. Inc.	4,311,772	178,119
FirstEnergy Corp.	3,734,067	165,419
Consolidated Edison Inc.	2,615,233	162,223
PPL Corp.	5,163,399	151,907
PG&E Corp.	3,623,965	149,380
Public Service Enterprise
Group Inc.	4,516,960	149,105
Progress Energy Inc.	2,633,952	147,554
Edison International	2,908,973	120,432
Xcel Energy Inc.	4,329,908	119,679
Sempra Energy	2,139,791	117,689
Entergy Corp.	1,572,361	114,861
DTE Energy Co.	1,511,004	82,274
ONEOK Inc.	919,470	79,709
CenterPoint Energy Inc.	3,802,709	76,396
Wisconsin Energy Corp.	2,064,671	72,181
Ameren Corp.	2,162,646	71,648
Constellation Energy
Group Inc.	1,799,562	71,389
* AES Corp.	5,756,173	68,153
NiSource Inc.	2,509,624	59,754
Northeast Utilities	1,580,428	57,006
CMS Energy Corp.	2,249,649	49,672
Pinnacle West Capital
Corp.	974,609	46,957
SCANA Corp.	1,030,117	46,417
AGL Resources Inc.	1,041,989	44,034
Pepco Holdings Inc.	2,026,041	41,129
Integrys Energy Group Inc.	698,218	37,829
* NRG Energy Inc.	2,052,823	37,197
TECO Energy Inc.	1,933,760	37,012
		3,929,566
Total Common Stocks
(Cost $73,648,371)		101,643,783
Temporary Cash Investments (0.2%)[1]
Money Market Fund (0.2%)
[2,3] Vanguard Market
Liquidity Fund,
0.110%	232,522,261	232,522

16

500 Index Fund

	Face	Market
	Amount	Value
	($000)	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Fannie Mae
Discount Notes,
0.040%, 4/24/12	4,000	3,999
[5,6] Federal Home Loan Bank
Discount Notes,
0.025%, 3/23/12	3,000	2,999
[5,6] Federal Home Loan Bank
Discount Notes,
0.040%, 4/16/12	4,000	3,999
[4,5] Freddie Mac
Discount Notes,
0.050%, 4/24/12	3,000	2,999
		13,996
Total Temporary Cash Investments
(Cost $246,521)		246,518
Total Investments (100.0%)
(Cost $73,894,892)		101,890,301
Other Assets and Liabilities (0.0%)
Other Assets		817,073
Liabilities[3]		(857,550)
		(40,477)
Net Assets (100%)		101,849,824

At December 31, 2011, net assets consisted of:
Amount
($000)
Paid-in Capital	77,801,363
Overdistributed Net Investment Income	(137,159)
Accumulated Net Realized Losses	(3,813,808)
Unrealized Appreciation (Depreciation)
Investment Securities	27,995,409
Futures Contracts	4,019
Net Assets	101,849,824

Amount
($000)
Investor Shares—Net Assets
Applicable to 224,243,700 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	25,966,598
Net Asset Value Per Share—
Investor Shares	$115.80

Admiral Shares—Net Assets
Applicable to 448,425,162 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	51,925,474
Net Asset Value Per Share—
Admiral Shares	$115.80

Signal Shares—Net Assets
Applicable to 225,741,772 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	21,592,200
Net Asset Value Per Share—
Signal Shares	$95.65

ETF Shares—Net Assets
Applicable to 41,168,543 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	2,365,552
Net Asset Value Per Share—
ETF Shares	$57.46

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $34,173,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $36,019,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
5 Securities with a value of $13,996,000 have been segregated as initial margin for open futures contracts.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

17

500 Index Fund

Statement of Operations

Year Ended
December 31, 2011
($000)
Investment Income
Income
Dividends	2,159,769
Interest[1]	490
Security Lending	9,776
Total Income	2,170,035
Expenses
The Vanguard Group—Note B
Investment Advisory Services	7,182
Management and Administrative—Investor Shares	39,125
Management and Administrative—Admiral Shares	12,907
Management and Administrative—Signal Shares	3,375
Management and Administrative—ETF Shares	300
Marketing and Distribution—Investor Shares	8,390
Marketing and Distribution—Admiral Shares	8,438
Marketing and Distribution—Signal Shares	5,261
Marketing and Distribution—ETF Shares	259
Custodian Fees	1,258
Auditing Fees	34
Shareholders’ Reports—Investor Shares	427
Shareholders’ Reports—Admiral Shares	427
Shareholders’ Reports—Signal Shares	99
Shareholders’ Reports—ETF Shares	11
Trustees’ Fees and Expenses	117
Total Expenses	87,610
Net Investment Income	2,082,425
Realized Net Gain (Loss)
Investment Securities Sold	(93,620)
Futures Contracts	18,879
Realized Net Gain (Loss)	(74,741)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	89,773
Futures Contracts	1,029
Change in Unrealized Appreciation (Depreciation)	90,802
Net Increase (Decrease) in Net Assets Resulting from Operations	2,098,486
1 Interest income from an affiliated company of the fund was $444,000.

See accompanying Notes, which are an integral part of the Financial Statements.

18

500 Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,082,425	1,886,227
Realized Net Gain (Loss)	(74,741)	1,296,258
Change in Unrealized Appreciation (Depreciation)	90,802	10,286,138
Net Increase (Decrease) in Net Assets Resulting from Operations	2,098,486	13,468,623
Distributions
Net Investment Income
Investor Shares	(552,815)	(821,569)
Admiral Shares	(1,061,949)	(666,060)
Signal Shares	(433,611)	(332,468)
ETF Shares	(32,365)	(1,184)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
ETF Shares	—	—
Total Distributions	(2,080,740)	(1,821,281)
Capital Share Transactions
Investor Shares	(6,033,406)	(21,636,466)
Admiral Shares	456,850	18,712,213
Signal Shares	2,699,645	325,876
ETF Shares	2,128,573	248,592
Net Increase (Decrease) from Capital Share Transactions	(748,338)	(2,349,785)
Total Increase (Decrease)	(730,592)	9,297,557
Net Assets
Beginning of Period	102,580,416	93,282,859
End of Period[1]	101,849,824	102,580,416
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($137,159,000) and ($138,844,000).

See accompanying Notes, which are an integral part of the Financial Statements.

19

500 Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$115.82	$102.67	$83.09	$135.15	$130.59
Investment Operations
Net Investment Income	2.246	2.020	2.131	2.443	2.470
Net Realized and Unrealized Gain (Loss)
on Investments	(.020)	13.096	19.553	(51.998)	4.580
Total from Investment Operations	2.226	15.116	21.684	(49.555)	7.050
Distributions
Dividends from Net Investment Income	(2.246)	(1.966)	(2.104)	(2.505)	(2.490)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.246)	(1.966)	(2.104)	(2.505)	(2.490)
Net Asset Value, End of Period	$115.80	$115.82	$102.67	$83.09	$135.15

Total Return[1]	1.97%	14.91%	26.49%	-37.02%	5.39%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$25,967	$31,904	$48,313	$38,778	$63,327
Ratio of Total Expenses to
Average Net Assets	0.17%	0.17%	0.18%	0.16%	0.15%
Ratio of Net Investment Income to
Average Net Assets	1.92%	1.94%	2.42%	2.16%	1.81%
Portfolio Turnover Rate[2]	4%	5%	12%	6%	5%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

20

500 Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$115.83	$102.67	$83.09	$135.15	$130.59
Investment Operations
Net Investment Income	2.391	2.152	2.227	2.534	2.583
Net Realized and Unrealized Gain (Loss)
on Investments	(.031)	13.092	19.556	(52.000)	4.576
Total from Investment Operations	2.360	15.244	21.783	(49.466)	7.159
Distributions
Dividends from Net Investment Income	(2.390)	(2.084)	(2.203)	(2.594)	(2.599)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.390)	(2.084)	(2.203)	(2.594)	(2.599)
Net Asset Value, End of Period	$115.80	$115.83	$102.67	$83.09	$135.15

Total Return	2.08%	15.05%	26.62%	-36.97%	5.47%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$51,925	$51,438	$28,380	$23,009	$37,113
Ratio of Total Expenses to
Average Net Assets	0.05%	0.06%	0.07%	0.08%	0.07%
Ratio of Net Investment Income to
Average Net Assets	2.04%	2.05%	2.53%	2.24%	1.89%
Portfolio Turnover Rate[1]	4%	5%	12%	6%	5%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

21

500 Index Fund

Financial Highlights

Signal Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$95.68	$84.81	$68.64	$111.64	$107.86
Investment Operations
Net Investment Income	1.975	1.780	1.839	2.092	2.119
Net Realized and Unrealized Gain (Loss)
on Investments	(.030)	10.813	16.151	(42.952)	3.794
Total from Investment Operations	1.945	12.593	17.990	(40.860)	5.913
Distributions
Dividends from Net Investment Income	(1.975)	(1.723)	(1.820)	(2.140)	(2.133)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.975)	(1.723)	(1.820)	(2.140)	(2.133)
Net Asset Value, End of Period	$95.65	$95.68	$84.81	$68.64	$111.64

Total Return	2.08%	15.05%	26.61%	-36.97%	5.47%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$21,592	$18,977	$16,590	$13,099	$21,433
Ratio of Total Expenses to
Average Net Assets	0.05%	0.06%	0.07%	0.08%	0.07%
Ratio of Net Investment Income to
Average Net Assets	2.04%	2.05%	2.53%	2.24%	1.89%
Portfolio Turnover Rate[1]	4%	5%	12%	6%	5%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

22

500 Index Fund

Financial Highlights

ETF Shares
	Year	Sept. 7,
	Ended	2010[1] to
	December 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2011	2010
Net Asset Value, Beginning of Period	$57.47	$50.08
Investment Operations
Net Investment Income	1.186	.363
Net Realized and Unrealized Gain (Loss) on Investments	(.010)	7.569
Total from Investment Operations	1.176	7.932
Distributions
Dividends from Net Investment Income	(1.186)	(.542)
Distributions from Realized Capital Gains	—	—
Total Distributions	(1.186)	(.542)
Net Asset Value, End of Period	$57.46	$57.47

Total Return	2.09%	15.89%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,366	$261
Ratio of Total Expenses to Average Net Assets	0.05%	0.06%[2]
Ratio of Net Investment Income to Average Net Assets	2.04%	2.05%[2]
Portfolio Turnover Rate[3]	4%	5%

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

23

500 Index Fund

Notes to Financial Statements

Vanguard 500 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, Admiral Shares, Signal Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares and Signal Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2008–2011), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

24

500 Index Fund

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2011, the fund had contributed capital of $16,508,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 6.60% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of December 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	101,643,783	—	—
Temporary Cash Investments	232,522	13,996	—
Futures Contracts—Liabilities[1]	(812)	—	—
Total	101,875,493	13,996	—
1 Represents variation margin on the last day of the reporting period.

25

500 Index Fund

D. At December 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	March 2012	545	170,667	3,573
E-mini S&P 500 Index	March 2012	660	41,336	446

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2011, the fund realized $1,215,903,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2011, the fund had $11,517,000 of ordinary income available for distribution. The fund had available capital losses totaling $3,501,324,000 to offset future net capital gains. Of this amount, $2,057,911,000 is subject to expiration dates; $293,941,000 may be used to offset future net capital gains through December 31, 2014, and $1,763,970,000 through December 31, 2016. Capital losses of $1,443,413,000 realized beginning in fiscal 2011 may be carried forward indefinitely but must be used before any expiring loss carryforwards.

At December 31, 2011, the cost of investment securities for tax purposes was $74,199,745,000. Net unrealized appreciation of investment securities for tax purposes was $27,690,556,000, consisting of unrealized gains of $38,670,555,000 on securities that had risen in value since their purchase and $10,979,999,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended December 31, 2011, the fund purchased $6,985,287,000 of investment securities and sold $7,629,841,000 of investment securities, other than temporary cash investments.

26

500 Index Fund

G. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2011		2010
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	4,337,212	36,996	6,152,449	58,515
Issued in Lieu of Cash Distributions	535,654	4,690	796,796	7,579
Redeemed	(10,906,272)	(92,902)	(28,585,711)	(261,206)
Net Increase (Decrease)—Investor Shares	(6,033,406)	(51,216)	(21,636,466)	(195,112)
Admiral Shares
Issued	5,212,677	44,787	21,802,511	197,021
Issued in Lieu of Cash Distributions	967,995	8,483	591,430	5,509
Redeemed	(5,723,822)	(48,940)	(3,681,728)	(34,849)
Net Increase (Decrease)—Admiral Shares	456,850	4,330	18,712,213	167,681
Signal Shares
Issued	8,023,642	82,491	4,491,022	50,934
Issued in Lieu of Cash Distributions	393,984	4,184	301,194	3,437
Redeemed	(5,717,981)	(59,284)	(4,466,340)	(51,633)
Net Increase (Decrease)—Signal Shares	2,699,645	27,391	325,876	2,738
ETF Shares[1]
Issued	2,492,605	43,323	251,293	4,596
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(364,032)	(6,700)	(2,701)	(50)
Net Increase (Decrease)—ETF Shares	2,128,573	36,623	248,592	4,546
1 Inception was September 7, 2010, for ETF Shares.

H. In preparing the financial statements as of December 31, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

27

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Index Funds and the Shareholders of Vanguard 500 Index Fund:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard 500 Index Fund (constituting a separate portfolio of Vanguard Index Funds, hereafter referred to as the “Fund”) at December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the custodian and broker and by agreement to the underlying ownership records of Vanguard Market Liquidity Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

February 10, 2012

Special 2011 tax information (unaudited) for Vanguard 500 Index Fund

This information for the fiscal year ended December 31, 2011, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $2,080,740,000 of qualified dividend income to shareholders during the fiscal year.

For corporate shareholders, 100% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

28

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: 500 Index Fund Investor Shares
Periods Ended December 31, 2011
	One	Five	Ten
	Year	Years	Years
Returns Before Taxes	1.97%	-0.33%	2.82%
Returns After Taxes on Distributions	1.67	-0.64	2.49
Returns After Taxes on Distributions and Sale of Fund Shares	1.66	-0.31	2.36

29

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

30

Six Months Ended December 31, 2011
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
500 Index Fund	6/30/2011	12/31/2011	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$962.38	$0.84
Admiral Shares	1,000.00	963.01	0.25
Signal Shares	1,000.00	963.03	0.25
ETF Shares	1,000.00	962.95	0.25
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.35	$0.87
Admiral Shares	1,000.00	1,024.95	0.26
Signal Shares	1,000.00	1,024.95	0.26
ETF Shares	1,000.00	1,024.95	0.26

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.17% for Investor Shares, 0.05% for Admiral Shares, 0.05% for Signal Shares, and 0.05% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

31

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

32

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

33

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 180 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	and President (2006–2008) of Rohm and Haas Co.
(chemicals); Director of Tyco International, Ltd.
F. William McNabb III	(diversified manufacturing and services) and Hewlett-
Born 1957. Trustee Since July 2009. Chairman of the	Packard Co. (electronic computer manufacturing);
Board. Principal Occupation(s) During the Past Five	Senior Advisor at New Mountain Capital; Trustee
Years: Chairman of the Board of The Vanguard Group,	of The Conference Board; Member of the Board of
Inc., and of each of the investment companies served	Managers of Delphi Automotive LLP (automotive
by The Vanguard Group, since January 2010; Director	components).
of The Vanguard Group since 2008; Chief Executive
Officer and President of The Vanguard Group and of	Amy Gutmann
each of the investment companies served by The	Born 1949. Trustee Since June 2006. Principal
Vanguard Group since 2008; Director of Vanguard	Occupation(s) During the Past Five Years: President
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Christopher H.
Vanguard Group (1995–2008).	Browne Distinguished Professor of Political Science
in the School of Arts and Sciences with secondary
appointments at the Annenberg School for Commu-
Independent Trustees	nication and the Graduate School of Education
of the University of Pennsylvania; Director of
Emerson U. Fullwood	Carnegie Corporation of New York, Schuylkill River
Born 1948. Trustee Since January 2008. Principal	Development Corporation, and Greater Philadelphia
Occupation(s) During the Past Five Years: Executive	Chamber of Commerce; Trustee of the National
Chief Staff and Marketing Officer for North America	Constitution Center; Chair of the Presidential
and Corporate Vice President (retired 2008) of Xerox	Commission for the Study of Bioethical Issues.
Corporation (document management products and
services); Executive in Residence and 2010	JoAnn Heffernan Heisen
Distinguished Minett Professor at the Rochester	Born 1950. Trustee Since July 1998. Principal
Institute of Technology; Director of SPX Corporation	Occupation(s) During the Past Five Years: Corporate
(multi-industry manufacturing), the United Way of	Vice President and Chief Global Diversity Officer
Rochester, Amerigroup Corporation (managed health	(retired 2008) and Member of the Executive
care), the University of Rochester Medical Center,	Committee (1997–2008) of Johnson & Johnson
Monroe Community College Foundation, and North	(pharmaceuticals/consumer products); Director of
Carolina A&T University.	Skytop Lodge Corporation (hotels), the University
Medical Center at Princeton, the Robert Wood
Rajiv L. Gupta	Johnson Foundation, and the Center for Work Life
Born 1945. Trustee Since December 2001.[2]	Policy; Member of the Advisory Board of the
Principal Occupation(s) During the Past Five Years:	Maxwell School of Citizenship and Public Affairs
Chairman and Chief Executive Officer (retired 2009)	at Syracuse University.

F. Joseph Loughrey	Thomas J. Higgins
Born 1949. Trustee Since October 2009. Principal	Born 1957. Chief Financial Officer Since September
Occupation(s) During the Past Five Years: President	2008. Principal Occupation(s) During the Past Five
and Chief Operating Officer (retired 2009) and Vice	Years: Principal of The Vanguard Group, Inc.; Chief
Chairman of the Board (2008–2009) of Cummins Inc.	Financial Officer of each of the investment companies
(industrial machinery); Director of SKF AB (industrial	served by The Vanguard Group since 2008; Treasurer
machinery), Hillenbrand, Inc. (specialized consumer	of each of the investment companies served by The
services), the Lumina Foundation for Education, and	Vanguard Group (1998–2008).
Oxfam America; Chairman of the Advisory Council
for the College of Arts and Letters and Member	Kathryn J. Hyatt
of the Advisory Board to the Kellogg Institute for	Born 1955. Treasurer Since November 2008. Principal
International Studies at the University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Treasurer of each of
André F. Perold	the investment companies served by The Vanguard
Born 1952. Trustee Since December 2004. Principal	Group since 2008; Assistant Treasurer of each of the
Occupation(s) During the Past Five Years: George	investment companies served by The Vanguard Group
Gund Professor of Finance and Banking at the Harvard	(1988–2008).
Business School (retired July 2011); Chief Investment
Officer and co-Managing Partner of HighVista	Heidi Stam
Strategies LLC (private investment firm); Director of	Born 1956. Secretary Since July 2005. Principal
Rand Merchant Bank; Overseer of the Museum of	Occupation(s) During the Past Five Years: Managing
Fine Arts Boston.	Director of The Vanguard Group, Inc., since 2006;
General Counsel of The Vanguard Group since 2005;
Alfred M. Rankin, Jr.	Secretary of The Vanguard Group and of each of the
Born 1941. Trustee Since January 1993. Principal	investment companies served by The Vanguard Group
Occupation(s) During the Past Five Years: Chairman,	since 2005; Director and Senior Vice President of
President, and Chief Executive Officer of NACCO	Vanguard Marketing Corporation since 2005;
Industries, Inc. (forklift trucks/housewares/lignite);	Principal of The Vanguard Group (1997–2006).
Director of Goodrich Corporation (industrial products/
aircraft systems and services) and the National
Association of Manufacturers; Chairman of the	Vanguard Senior Management Team
Federal Reserve Bank of Cleveland; Vice Chairman
of University Hospitals of Cleveland; President of	R. Gregory Barton	Chris D. McIsaac
the Board of The Cleveland Museum of Art.	Mortimer J. Buckley	Michael S. Miller
	Kathleen C. Gubanich	James M. Norris
Peter F. Volanakis	Paul A. Heller	Glenn W. Reed
Born 1955. Trustee Since July 2009. Principal	Martha G. King	George U. Sauter
Occupation(s) During the Past Five Years: President
and Chief Operating Officer (retired 2010) of Corning
Incorporated (communications equipment); Director of	Chairman Emeritus and Senior Advisor
Corning Incorporated (2000–2010) and Dow Corning
(2001–2010); Overseer of the Amos Tuck School of	John J. Brennan
Business Administration at Dartmouth College.	Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Executive Officers
Founder
Glenn Booraem
Born 1967. Controller Since July 2010. Principal	John C. Bogle
Occupation(s) During the Past Five Years: Principal	Chairman and Chief Executive Officer, 1974–1996
of The Vanguard Group, Inc.; Controller of each of
the investment companies served by The Vanguard
Group since 2010; Assistant Controller of each of
the investment companies served by The Vanguard
Group (2001–2010).

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

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Fund Information > 800-662-7447	Poor’s 500, and 500® are registered trademarks of
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With Hearing Impairment > 800-749-7273	or promoted by S&P or its Affiliates, and S&P and its
Affiliates make no representation, warranty, or
This material may be used in conjunction	condition regarding the advisability of buying, selling,
with the offering of shares of any Vanguard	or holding units/shares in the ETFs.
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2012 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q400 022012

Annual Report | December 31, 2011

Vanguard U.S. Stock Index Funds
Small-Capitalization Portfolios

Vanguard Small-Cap Index Fund
Vanguard Small-Cap Growth Index Fund
Vanguard Small-Cap Value Index Fund

> As investors sought safety, the market’s smaller stocks underperformed their large-cap counterparts.

> Financial and technology stocks were notably weak performers during 2011.

> All three small-cap index funds closely tracked their benchmark indexes, the measure of success for index fund managers.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	4
Small-Cap Index Fund.	10
Small-Cap Growth Index Fund.	31
Small-Cap Value Index Fund.	49
Your Fund’s After-Tax Returns.	69
About Your Fund’s Expenses.	70
Glossary.	73

Small-Cap Index Fund
Small-Cap Growth Index Fund
Small-Cap Value Index Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Vanguard was named for the HMS Vanguard, flagship of British Admiral Horatio Nelson. A ship—whose performance and safety depend on the work of all hands—has served as a fitting metaphor for the Vanguard crew as we strive to help clients reach their financial goals.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2011

Total
Returns
Vanguard Small-Cap Index Fund
Investor Shares	-2.80%
Admiral™ Shares	-2.69
Signal® Shares	-2.68
Institutional Shares	-2.65
Institutional Plus Shares	-2.65
ETF Shares
Market Price	-2.80
Net Asset Value	-2.68
MSCI US Small Cap 1750 Index	-2.75
Small-Cap Core Funds Average	-3.67
Small-Cap Core Funds Average: Derived from data provided by Lipper Inc.
Vanguard Small-Cap Growth Index Fund
Investor Shares	-1.58%
Admiral Shares (Inception: 9/27/2011)	7.97
Institutional Shares	-1.40
ETF Shares
Market Price	-1.50
Net Asset Value	-1.43
MSCI US Small Cap Growth Index	-1.53
Small-Cap Growth Funds Average	-3.87
Small-Cap Growth Funds Average: Derived from data provided by Lipper Inc.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Signal Shares, Institutional Shares, and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138; 7,720,749; 7,925,573.

1

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2011

Total
Returns
Vanguard Small-Cap Value Index Fund
Investor Shares	-4.16%
Admiral Shares (Inception: 9/27/2011)	10.05
Institutional Shares	-3.97
ETF Shares
Market Price	-4.11
Net Asset Value	-4.05
MSCI US Small Cap Value Index	-4.04
Small-Cap Value Funds Average	-5.40
Small-Cap Value Funds Average: Derived from data provided by Lipper Inc.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Signal Shares, Institutional Shares, and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138; 7,720,749; 7,925,573.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

2

Your Fund’s Performance at a Glance

December 31, 2010 , Through December 31, 2011
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Small-Cap Index Fund
Investor Shares	$34.75	$33.38	$0.397	$0.000
Admiral Shares	34.78	33.39	0.456	0.000
Signal Shares	31.33	30.08	0.413	0.000
Institutional Shares	34.77	33.39	0.462	0.000
Institutional Plus Shares	100.38	96.37	1.360	0.000
ETF Shares	72.58	69.70	0.946	0.000
Vanguard Small-Cap Growth Index Fund
Investor Shares	$21.92	$21.49	$0.085	$0.000
Admiral Shares (Inception: 9/27/2011)	25.00	26.88	0.113	0.000
Institutional Shares	21.96	21.53	0.123	0.000
ETF Shares	77.98	76.45	0.419	0.000
Vanguard Small-Cap Value Index Fund
Investor Shares	$16.01	$15.04	$0.305	$0.000
Admiral Shares (Inception: 9/27/2011)	25.00	26.96	0.556	0.000
Institutional Shares	16.04	15.07	0.335	0.000
ETF Shares	66.80	62.73	1.380	0.000

3

Chairman’s Letter

Dear Shareholder,

Small-capitalization stocks posted weak performance in 2011 as uncertainty about the strength of the U.S. economy and sovereign-debt woes in Europe roiled the markets. The three Vanguard small-cap index funds closely tracked the performance of their respective indexes, ending the year in negative territory. The funds topped the average returns of their peer groups, which consist largely of actively managed funds.

Looking at Investor Shares returns, Vanguard Small-Cap Growth Index Fund had the strongest performance, returning –1.58% for the year; the Small-Cap Value Index Fund had the weakest, at –4.16%. The Small-Cap Index Fund, which holds both growth and value stocks, returned –2.80%.

In September, the Small-Cap Growth and Value Index Funds began offering lower-cost Admiral Shares. As you can see in the tables on pages 1 and 2, these new shares produced positive returns for their brief life spans, reflecting the U.S. stock market’s turnaround in the final months of 2011.

Indexing can be a tax-efficient investment strategy. If you hold one of the small-cap index funds in a taxable account, you may wish to review the after-tax returns that appear later in this report.

4

Big dramas and small numbers in the U.S. stock market
The broad U.S. stock market finished 2011 with a modestly positive return, a result that seems surprisingly low-key in light of the year’s dramatic ups and downs.

Stock prices rallied and retreated as early optimism about the global economic outlook traded places with anxiety about Europe’s debt crisis and the contentious negotiations in Washington over raising the U.S. debt ceiling to avoid default. The policymaking strife prompted Standard & Poor’s to downgrade the U.S. credit rating. (Vanguard’s confidence in the full faith and credit of the U.S. Treasury remains unshaken.) By year-end, stock prices were again on the rise, with investors refocused on signs of economic improvement.

International stock prices finished the year with a double-digit decline. The weaker performance of stocks outside the United States reflected the greater economic and financial challenges in Europe, Japan’s struggles with natural and nuclear disaster, and skittishness about emerging markets.

As yields fell, bonds delivered unexpectedly strong returns
Bond returns were also a surprise, mainly because so little was expected of them. At the end of 2010, bond yields hovered near historical lows, suggesting that the scope for further declines—and rallies in bond prices—was limited. During 2011, however, rates moved lower still as investors sought shelter from stock market turmoil. The broad U.S. bond market returned 7.84%. Municipal bonds, which

Market Barometer

		Average Annual Total Returns
		Periods Ended December 31, 2011
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	1.50%	14.81%	-0.02%
Russell 2000 Index (Small-caps)	-4.18	15.63	0.15
Dow Jones U.S. Total Stock Market Index	0.52	15.24	0.28
MSCI All Country World Index ex USA (International)	-13.71	10.70	-2.92

Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	7.84%	6.77%	6.50%
Barclays Capital Municipal Bond Index (Broad
tax-exempt market)	10.70	8.57	5.22
Citigroup Three-Month U.S. Treasury Bill Index	0.08	0.11	1.36

CPI
Consumer Price Index	2.96%	2.39%	2.26%

5

were battered at the end of 2010, produced even stronger returns than taxable bonds in 2011.

The returns of the 3-month U.S. Treasury bill and other money market instruments approached 0%, which was consistent with the Federal Reserve Board’s interest rate policy but nevertheless a disappointment for savers.

Financial and tech stocks weighed on returns in the small-cap market
When investors lost their appetite for risk in the second half of 2011, small-cap stocks took the biggest fall. Shares of smaller firms—which typically have fewer financial and commercial resources than the market’s largest companies—underperformed larger-caps for the year. In each of our small-cap index funds, at least half of the sectors posted negative returns.

Financial stocks, the single largest industry sector weighting in both the Small-Cap Index Fund and the Small-Cap Value Index Fund, were the largest drag on those funds’ performance. The Small-Cap Growth Index Fund, which had a smaller weighting in financials, was less affected by the troubles that rippled through the sector. Regional banks, facing a tough lending environment because of high unemployment and the weak housing market, were poor performers. And investment banking and brokerage holdings were hit by the double whammy of low interest rates and market volatility, further depressing returns in all three funds.

Expense Ratios
Your Fund Compared With Its Peer Group
							Peer
	Investor	Admiral	Signal	Institutional	Institutional	ETF	Group
	Shares	Shares	Shares	Shares	Plus Shares	Shares	Average
Small-Cap Index Fund	0.31%	0.17%	0.17%	0.13%	0.11%	0.17%	1.38%
Small-Cap Growth Index Fund	0.26	0.10	—	0.08	—	0.12	1.61
Small-Cap Value Index Fund	0.37	0.21	—	0.19	—	0.23	1.53

The fund expense ratios shown are from the prospectuses dated April 29, 2011 (for Institutional, Institutional Plus, Signal, and ETF Shares), and September 27, 2011 (for Investor and Admiral Shares). They represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2011, the funds’ expense ratios were: for the Small-Cap Index Fund, 0.24% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.08% for Institutional Shares, 0.06% for Institutional Plus Shares, and 0.10% for ETF Shares; for the Small-Cap Growth Index Fund, 0.24% for Investor Shares, 0.10% for Admiral Shares (annualized since inception); 0.08% for Institutional Shares, and 0.10% for ETF Shares; and for the Small-Cap Value Index Fund, 0.24% for Investor Shares, 0.10% for Admiral Shares (annualized since inception), 0.08% for Institutional Shares, and 0.10% for ETF Shares. The peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2010.

Peer groups: For the Small-Cap Index Fund, Small-Cap Core Funds; for the Small-Cap Growth Index Fund, Small-Cap Growth Funds; for the Small-Cap Value Index Fund, Small-Cap Value Funds.

6

Information technology stocks also had a difficult year. As concerns about the strength of the global economy clouded the outlook for technology spending, the stocks of semiconductor companies and manufacturers of electronic equipment were among those that fell. The sector’s weakness had a major impact on the Small-Cap Growth Index Fund, which—like the index it tracks—had more than a quarter of its holdings in tech stocks on average during the year.

Industrials, another sector that is keenly sensitive to the rhythms of the business cycle, also declined in 2011, weighing especially heavily on the returns of the Small-Cap Value Index Fund.

Health care holdings were a bright spot. Biotechnology shares, which tend to reflect developments in the lab rather than changes in the broader economy, performed strongly. Utilities stocks also did well, in part because they are relatively

Total Returns
Ten Years Ended December 31, 2011
Average
Annual Return
Small-Cap Index Fund Investor Shares	6.60%
Spliced Small-Cap Index	6.56
Small-Cap Core Funds Average	5.38
Spliced Small-Cap Index: Russell 2000 Index through May 16, 2003; MSCI US Small Cap 1750 Index thereafter.
Small-Cap Core Funds Average: Derived from data provided by Lipper Inc.

Small-Cap Growth Index Fund Investor Shares	7.43%
Spliced Small-Cap Growth Index	7.39
Small-Cap Growth Funds Average	3.20
Spliced Small-Cap Growth Index: S&P SmallCap 600/Barra Growth Index through May 16, 2003; MSCI US Small Cap Growth Index thereafter.
Small-Cap Growth Funds Average: Derived from data provided by Lipper Inc.

Small-Cap Value Index Fund Investor Shares	6.12%
Spliced Small-Cap Value Index	6.04
Small-Cap Value Funds Average	6.28
Spliced Small-Cap Value Index: S&P SmallCap 600/Barra Value Index through May 16, 2003; MSCI US Small Cap Value Index thereafter.
Small-Cap Value Funds Average: Derived from data provided by Lipper Inc.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

7

insensitive to the economy’s ups and downs. In addition, they offer generous dividend yields, which have attracted investors’ interest in view of the low returns available from fixed income investments. Utilities stocks contributed most significantly to the Small-Cap Value Index Fund.

The Small-Cap Growth Index Fund got a boost from the strength of its consumer staples holdings. This sector is viewed as fairly insulated from the ups and downs of consumer spending, and investors bid up the stock prices of those food retailers and drug stores that have managed to grind out steady growth in an iffy economy.

Despite volatility, solid long-term performance
The year just ended was clearly a difficult one for small-cap stocks, presenting a vivid case study in stock market risk. The tumultuous period also reminds us why Vanguard always urges investors to take the measure of an investment over a longer time frame, which can put dramatic short-term ups and downs in a less alarming perspective.

As you can see in the table on page 7, for the decade ended December 31, 2011, each of the small-cap index funds produced an average annual return of 6% or more. Although that result is modest by the stock market’s historical standards, it was achieved during a period of unusual upheaval—including the tail-end of the dot-com bubble and the financial crisis of 2008, with its aftermath. Given the environment, those returns are better than one might have expected. It is interesting to note that, while simply trying to track their target indexes, two of these three funds topped the average returns of their peer groups over the decade.

Consistent with their objectives, all three funds did track their indexes closely. This is a tribute to the expertise of the funds’ advisor, Vanguard Quantitative Equity Group, and its team of seasoned professionals. With its proven portfolio management strategies, the group has been able to produce benchmark-tracking returns over the years regardless of market conditions.

The timeless—and timely—benefits of balance in an investment plan
The market swings of 2011—while not as severe as the turmoil in 2008 and 2009—are a critical reminder about the uncertainties we have to manage when making investment decisions. The best defense against both the daunting knowns and the potentially more threatening unknowns is a well-balanced portfolio.

Recent Vanguard research provides insight on why balance and diversification are important in the face of the market’s unpredictability. One notable finding: Over the past 85 years, a hypothetical portfolio made up of 50% stocks and 50% bonds would have produced statistically equivalent returns whether the U.S. economy was in or out of recession. (The commentary, Recessions and Balanced Portfolio Returns, can be found at vanguard.com/research.

8

Vanguard has always advised long-term investors to develop a mix of stock, bond, and money market funds consistent with their time horizon and emotional ability to withstand the market’s occasionally frightening shocks. Any of the Vanguard Small-Cap Index Funds can be a valuable component of that carefully crafted portfolio.

Thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
January 18, 2012

A note on expense ratios
The Expense Ratios table in each report’s Chairman’s Letter displays fund expense ratios from the most recent prospectus. These figures include the funds’ actual operating expenses. For some funds, the figures also include “acquired fund fees and expenses,” which result from the funds’ holdings in business development companies (BDCs).

Although the Securities and Exchange Commission requires that BDC costs be included in a fund’s expense ratio, these fees are not incurred by the fund. They have no impact on a fund’s total return or on its tracking error relative to an index.
A footnote to the Expense Ratios table reports an annualized calculation of the fund’s actual expenses for the period, a more relevant tally of the operating costs incurred by shareholders.

9

Small-Cap Index Fund

Fund Profile
As of December 31, 2011

Share-Class Characteristics
	Investor	Admiral	Signal	Institutional	Institutional
	Shares	Shares	Shares	Shares	Plus Shares	ETF Shares
Ticker Symbol	NAESX	VSMAX	VSISX	VSCIX	VSCPX	VB
Expense Ratio[1]	0.31%	0.17%	0.17%	0.13%	0.11%	0.17%
30-Day SEC Yield	1.21%	1.35%	1.35%	1.37%	1.39%	1.35%

Portfolio Characteristics
			DJ
		MSCI US	U.S. Total
		Small Cap	Market
	Fund	1750 Index	Index
Number of Stocks	1,756	1,747	3,745
Median Market Cap	$1.6B	$1.6B	$31.3B
Price/Earnings Ratio	21.5x	21.5x	15.0x
Price/Book Ratio	1.7x	1.7x	2.1x
Return on Equity	9.8%	9.8%	19.0%
Earnings Growth Rate	3.5%	3.5%	7.1%
Dividend Yield	1.4%	1.4%	2.0%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	17%	—	—
Short-Term Reserves	0.0%	—	—

Volatility Measures
		DJ
	MSCI US	U.S. Total
	Small Cap	Market
	1750 Index	Index
R-Squared	1.00	0.94
Beta	1.00	1.27

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Panera Bread Co.
Class A	Restaurants	0.3%
Corn Products	Agricultural
International Inc.	Products	0.3
Oil States International	Oil & Gas
Inc.	Equipment &
	Services	0.3
ITC Holdings Corp.	Electric Utilities	0.3
BioMarin Pharmaceutical
Inc.	Biotechnology	0.3
Signet Jewelers Ltd.	Specialty Stores	0.3
BRE Properties Inc.	Residential REITs	0.3
Arthur J Gallagher & Co.	Insurance Brokers	0.3
Foot Locker Inc.	Apparel Retail	0.2
Senior Housing
Properties Trust	Specialized REITs	0.2
Top Ten		2.8%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectuses dated April 29, 2011 (for Institutional, Institutional Plus, Signal, and ETF Shares), and September 27, 2011 (for Investor and Admiral Shares). They represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2011, the expense ratios were 0.24% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.08% for Institutional Shares, 0.06% for Institutional Plus Shares, and 0.10% for ETF Shares.

10

Small-Cap Index Fund

Sector Diversification (% of equity exposure)
			DJ
		MSCI US	U.S. Total
		Small Cap	Market
	Fund	1750 Index	Index
Consumer
Discretionary	13.3%	13.3%	12.2%
Consumer Staples	3.1	3.1	10.6
Energy	6.0	6.0	10.8
Financials	21.2	21.1	15.0
Health Care	12.1	12.1	11.4
Industrials	16.7	16.8	11.1
Information
Technology	16.8	16.8	18.7
Materials	6.0	6.0	4.1
Telecommunication
Services	0.7	0.7	2.5
Utilities	4.1	4.1	3.6

Investment Focus

Small-Cap Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2001, Through December 31, 2011
Initial Investment of $10,000

		Average Annual Total Returns
	Periods Ended December 31, 2011
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Small-Cap Index Fund Investor
Shares	-2.80%	1.79%	6.60%	$18,945
Dow Jones U.S. Total Stock Market
Index	0.52	0.28	3.90	14,657
Spliced Small-Cap Index	-2.75	1.79	6.56	18,877
Small-Cap Core Funds Average	-3.67	-0.15	5.38	16,895
Spliced Small-Cap Index: Russell 2000 Index through May 16, 2003; MSCI US Small Cap 1750 Index thereafter.
Small-Cap Core Funds Average: Derived from data provided by Lipper Inc.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Small-Cap Index Fund Admiral Shares	-2.69%	1.91%	6.72%	$19,156
Dow Jones U.S. Total Stock Market Index	0.52	0.28	3.90	14,657
Spliced Small-Cap Index	-2.75	1.79	6.56	18,877

See Financial Highlights for dividend and capital gains information.

12

Small-Cap Index Fund

		Average Annual Total Returns
	Periods Ended December 31, 2011
			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(12/15/2006)	Investment
Small-Cap Index Fund Signal Shares	-2.68%	1.91%	1.73%	$10,903
Dow Jones U.S. Total Stock Market Index	0.52	0.28	0.15	10,076
MSCI US Small Cap 1750 Index	-2.75	1.79	1.61	10,839
"Since Inception" performance is calculated from the Signal Shares’ inception date for both the fund and its comparative standards.

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Small-Cap Index Fund Institutional Shares	-2.65%	1.96%	6.77%	$9,629,636
Dow Jones U.S. Total Stock Market Index	0.52	0.28	3.90	7,328,259
Spliced Small-Cap Index	-2.75	1.79	6.56	9,438,292

		Since	Final Value
	One	Inception	of a $100,000,000
	Year	(12/17/2010)	Investment
Small-Cap Index Fund Institutional Plus
Shares	-2.65%	-1.78%	$98,153,253
Dow Jones U.S. Total Stock Market Index	0.52	1.64	101,701,082
MSCI US Small Cap 1750 Index	-2.75	-1.88	98,045,509
"Since Inception" performance is calculated from the Institutional Plus Shares’ inception date for both the fund and its comparative standards.

			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(1/26/2004)	Investment
Small-Cap Index Fund
ETF Shares Net Asset Value	-2.68%	1.92%	5.53%	$15,324
Dow Jones U.S. Total Stock Market Index	0.52	0.28	3.82	13,459
MSCI US Small Cap 1750 Index	-2.75	1.79	5.44	15,222
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

13

Small-Cap Index Fund

Cumulative Returns of ETF Shares:January 26, 2004 , Through December 31, 2011
			Since
	One	Five	Inception
	Year	Years	(1/26/2004)
Small-Cap Index Fund
ETF Shares Market Price	-2.80%	10.03%	53.15%
Small-Cap Index Fund
ETF Shares Net Asset Value	-2.68	9.98	53.24
MSCI US Small Cap 1750 Index	-2.75	9.28	52.22
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Fiscal-Year Total Returns (%): December 31, 2001, Through December 31, 2011

14

Small-Cap Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of December 31, 2011

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Consumer Discretionary
* Panera Bread Co. Class A	442,618	62,608	0.3%
Signet Jewelers Ltd.	1,323,772	58,193	0.2%
Foot Locker Inc.	2,344,889	55,902	0.2%
* GNC Holdings Inc.	1,564,971	45,306	0.2%
* Big Lots Inc.	1,145,712	43,262	0.2%
Consumer Discretionary—Other †		2,769,764	12.1%
		3,035,035	13.2%
Consumer Staples
Corn Products International Inc.	1,169,601	61,509	0.3%
Consumer Staples—Other †		656,076	2.8%
		717,585	3.1%
Energy
* Oil States International Inc.	782,358	59,749	0.3%
World Fuel Services Corp.	1,084,234	45,516	0.2%
Energy—Other †		1,260,565	5.5%
		1,365,830	6.0%
Financials
BRE Properties Inc.	1,139,158	57,505	0.3%
Arthur J Gallagher & Co.	1,715,212	57,357	0.3%
Senior Housing Properties Trust	2,460,863	55,222	0.2%
Taubman Centers Inc.	882,348	54,794	0.2%
First Niagara Financial Group Inc.	5,301,909	45,755	0.2%
East West Bancorp Inc.	2,269,877	44,830	0.2%
American Campus Communities Inc.	1,059,828	44,470	0.2%
BioMed Realty Trust Inc.	2,344,618	42,391	0.2%
Apartment Investment & Management Co.	1,841,297	42,184	0.2%
* Signature Bank	702,152	42,122	0.2%
Financials—Other †		4,369,312	19.0%
		4,855,942	21.2%

15

Small-Cap Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Health Care
* BioMarin Pharmaceutical Inc.	1,704,524	58,602	0.3%
* Healthspring Inc.	983,189	53,623	0.2%
* Mednax Inc.	743,288	53,524	0.2%
Cooper Cos. Inc.	727,546	51,307	0.2%
* AMERIGROUP Corp.	756,685	44,705	0.2%
* Salix Pharmaceuticals Ltd.	900,501	43,089	0.2%
* Onyx Pharmaceuticals Inc.	968,571	42,569	0.2%
Health Care—Other †		2,411,790	10.5%
		2,759,209	12.0%
Industrials
Wabtec Corp.	735,428	51,443	0.2%
* Kirby Corp.	763,350	50,259	0.2%
Lincoln Electric Holdings Inc.	1,219,242	47,697	0.2%
IDEX Corp.	1,266,286	46,992	0.2%
* Clean Harbors Inc.	727,242	46,347	0.2%
Kennametal Inc.	1,238,503	45,230	0.2%
* WABCO Holdings Inc.	1,023,776	44,432	0.2%
Snap-on Inc.	842,594	42,652	0.2%
Industrials—Other †		3,447,025	15.1%
		3,822,077	16.7%
Information Technology
* Netlogic Microsystems Inc.	946,562	46,921	0.2%
* Gartner Inc.	1,324,117	46,040	0.2%
* SuccessFactors Inc.	1,144,415	45,628	0.2%
* Novellus Systems Inc.	1,061,327	43,822	0.2%
* Cadence Design Systems Inc.	4,101,737	42,658	0.2%
Cypress Semiconductor Corp.	2,489,661	42,050	0.2%
Information Technology—Other †		3,570,175	15.5%
		3,837,294	16.7%
Materials
Royal Gold Inc.	789,755	53,253	0.3%
Aptargroup Inc.	1,017,816	53,099	0.2%
Temple-Inland Inc.	1,656,082	52,514	0.2%
* WR Grace & Co.	1,123,450	51,589	0.2%
RPM International Inc.	1,998,827	49,071	0.2%
Materials—Other †		1,122,143	4.9%
		1,381,669	6.0%
Telecommunication Services
* tw telecom inc Class A	2,182,243	42,292	0.2%
Telecommunication Services—Other †		126,442	0.5%
		168,734	0.7%
Utilities
ITC Holdings Corp.	781,830	59,325	0.3%
Questar Corp.	2,705,607	53,733	0.2%
Westar Energy Inc.	1,765,200	50,802	0.2%
Atmos Energy Corp.	1,376,077	45,892	0.2%
Great Plains Energy Inc.	2,072,172	45,132	0.2%
Utilities—Other †		683,963	3.0%
		938,847	4.1%
Total Common Stocks (Cost $23,084,933)		22,882,222	99.7%[1]

16

Small-Cap Index Fund

			Market	Percentage
			Value	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[2,3] Vanguard Market Liquidity Fund	0.110%	433,516,084	433,516	1.9%

4U.S. Government and Agency Obligations †			12,097	0.1%
Total Temporary Cash Investments (Cost $445,615)			445,613	2.0%[1]
[5]Total Investments (Cost $23,530,548)			23,327,835	101.7%
Other Assets and Liabilities
Other Assets			255,611	1.1%
Liabilities[3]			(641,732)	(2.8%)
			(386,121)	(1.7%)
Net Assets			22,941,714	100.0%

At December 31, 2011, net assets consisted of:
Amount
($000)
Paid-in Capital	24,395,918
Overdistributed Net Investment Income	(25,675)
Accumulated Net Realized Losses	(1,226,946)
Unrealized Appreciation (Depreciation)
Investment Securities	(202,713)
Futures Contracts	1,130
Net Assets	22,941,714

Investor Shares—Net Assets
Applicable to 117,591,723 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,924,642
Net Asset Value Per Share—Investor Shares	$33.38

Admiral Shares—Net Assets
Applicable to 165,471,452 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	5,525,340
Net Asset Value Per Share—Admiral Shares	$33.39

Signal Shares—Net Assets
Applicable to 102,218,525 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,075,138
Net Asset Value Per Share—Signal Shares	$30.08

17

Small-Cap Index Fund

Amount
($000)
Institutional Shares—Net Assets
Applicable to 146,580,929 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	4,894,000
Net Asset Value Per Share—Institutional Shares	$33.39

Institutional Plus Shares—Net Assets
Applicable to 19,087,984 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,839,570
Net Asset Value Per Share—Institutional Plus Shares	$96.37

ETF Shares—Net Assets
Applicable to 52,844,805 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,683,024
Net Asset Value Per Share—ETF Shares	$69.70

See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 1.7%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $389,425,000 of collateral received for securities on loan.
4 Securities with a value of $11,997,000 have been segregated as initial margin for open futures contracts.
5 The total value of securities on loan is $362,444,000.
See accompanying Notes, which are an integral part of the Financial Statements.

18

Small-Cap Index Fund

Statement of Operations

Year Ended
December 31, 2011
($000)
Investment Income
Income
Dividends	312,036
Interest[1]	228
Security Lending	28,075
Total Income	340,339
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,716
Management and Administrative—Investor Shares	9,351
Management and Administrative—Admiral Shares	4,158
Management and Administrative—Signal Shares	1,815
Management and Administrative—Institutional Shares	2,063
Management and Administrative—Institutional Plus Shares	536
Management and Administrative—ETF Shares	2,505
Marketing and Distribution—Investor Shares	1,479
Marketing and Distribution—Admiral Shares	917
Marketing and Distribution—Signal Shares	793
Marketing and Distribution—Institutional Shares	1,601
Marketing and Distribution—Institutional Plus Shares	175
Marketing and Distribution—ETF Shares	1,341
Custodian Fees	596
Auditing Fees	37
Shareholders’ Reports—Investor Shares	85
Shareholders’ Reports—Admiral Shares	62
Shareholders’ Reports—Signal Shares	25
Shareholders’ Reports—Institutional Shares	97
Shareholders’ Reports—Institutional Plus Shares	—
Shareholders’ Reports—ETF Shares	106
Trustees’ Fees and Expenses	26
Total Expenses	29,484
Net Investment Income	310,855
Realized Net Gain (Loss)
Investment Securities Sold	3,594,022
Futures Contracts	(6,677)
Realized Net Gain (Loss)	3,587,345
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(4,523,326)
Futures Contracts	1,574
Change in Unrealized Appreciation (Depreciation)	(4,521,752)
Net Increase (Decrease) in Net Assets Resulting from Operations	(623,552)

1 Interest income from an affiliated company of the fund was $216,000.
See accompanying Notes, which are an integral part of the Financial Statements.

19

Small-Cap Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	310,855	262,861
Realized Net Gain (Loss)	3,587,345	942,499
Change in Unrealized Appreciation (Depreciation)	(4,521,752)	3,699,566
Net Increase (Decrease) in Net Assets Resulting from Operations	(623,552)	4,904,926
Distributions
Net Investment Income
Investor Shares	(46,565)	(54,888)
Admiral Shares	(74,629)	(60,927)
Signal Shares	(42,148)	(26,640)
Institutional Shares	(66,542)	(66,672)
Institutional Plus Shares	(27,129)	(3,937)
ETF Shares	(50,321)	(56,141)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
ETF Shares	—	—
Total Distributions	(307,334)	(269,205)
Capital Share Transactions
Investor Shares	(1,211,610)	(2,074,399)
Admiral Shares	187,981	2,843,790
Signal Shares	932,295	72,423
Institutional Shares	(608,115)	387,352
Institutional Plus Shares	1,583,718	342,580
ETF Shares	(1,030,372)	520,315
Net Increase (Decrease) from Capital Share Transactions	(146,103)	2,092,061
Total Increase (Decrease)	(1,076,989)	6,727,782
Net Assets
Beginning of Period	24,018,703	17,290,921
End of Period[1]	22,941,714	24,018,703
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($25,675,000) and ($29,196,000).

See accompanying Notes, which are an integral part of the Financial Statements.

20

Small-Cap Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$34.75	$27.49	$20.40	$32.58	$32.62
Investment Operations
Net Investment Income	.402	.355	.272	.398	.413
Net Realized and Unrealized Gain (Loss)
on Investments	(1.375)	7.266	7.094	(12.174)	(.041)
Total from Investment Operations	(.973)	7.621	7.366	(11.776)	.372
Distributions
Dividends from Net Investment Income	(.397)	(.361)	(.276)	(.404)	(.412)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.397)	(.361)	(.276)	(.404)	(.412)
Net Asset Value, End of Period	$33.38	$34.75	$27.49	$20.40	$32.58

Total Return[1]	-2.80%	27.72%	36.12%	-36.07%	1.16%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,925	$5,270	$5,913	$4,050	$6,214
Ratio of Total Expenses to
Average Net Assets	0.24%	0.26%	0.28%	0.23%	0.22%
Ratio of Net Investment Income to
Average Net Assets	1.15%	1.24%	1.30%	1.49%	1.23%
Portfolio Turnover Rate[2]	17%	12%	14%	14%	16%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Small-Cap Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$34.78	$27.50	$20.40	$32.59	$32.64
Investment Operations
Net Investment Income	.461	.384	.303	.426	.440
Net Realized and Unrealized Gain (Loss)
on Investments	(1.395)	7.286	7.105	(12.185)	(.040)
Total from Investment Operations	(.934)	7.670	7.408	(11.759)	.400
Distributions
Dividends from Net Investment Income	(.456)	(.390)	(.308)	(.431)	(.450)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.456)	(.390)	(.308)	(.431)	(.450)
Net Asset Value, End of Period	$33.39	$34.78	$27.50	$20.40	$32.59

Total Return	-2.69%	27.89%	36.33%	-36.00%	1.24%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,525	$5,554	$1,992	$1,444	$2,325
Ratio of Total Expenses to
Average Net Assets	0.10%	0.12%	0.14%	0.12%	0.11%
Ratio of Net Investment Income to
Average Net Assets	1.29%	1.38%	1.44%	1.60%	1.34%
Portfolio Turnover Rate[1]	17%	12%	14%	14%	16%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Small-Cap Index Fund

Financial Highlights

Signal Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$31.33	$24.79	$18.39	$29.38	$29.42
Investment Operations
Net Investment Income	.417	.359	.274	.385	.406
Net Realized and Unrealized Gain (Loss)
on Investments	(1.254)	6.545	6.405	(10.985)	(.042)
Total from Investment Operations	(.837)	6.904	6.679	(10.600)	.364
Distributions
Dividends from Net Investment Income	(.413)	(.364)	(.279)	(.390)	(.404)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.413)	(.364)	(.279)	(.390)	(.404)
Net Asset Value, End of Period	$30.08	$31.33	$24.79	$18.39	$29.38

Total Return	-2.68%	27.85%	36.34%	-36.00%	1.25%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,075	$2,300	$1,763	$1,172	$1,625
Ratio of Total Expenses to
Average Net Assets	0.10%	0.12%	0.14%	0.12%	0.11%
Ratio of Net Investment Income to
Average Net Assets	1.29%	1.38%	1.44%	1.60%	1.34%
Portfolio Turnover Rate[1]	17%	12%	14%	14%	16%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

23

Small-Cap Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$34.77	$27.50	$20.40	$32.60	$32.65
Investment Operations
Net Investment Income	.467	.410	.316	.441	.457
Net Realized and Unrealized Gain (Loss)
on Investments	(1.385)	7.276	7.106	(12.196)	(.041)
Total from Investment Operations	(.918)	7.686	7.422	(11.755)	.416
Distributions
Dividends from Net Investment Income	(.462)	(.416)	(.322)	(.445)	(.466)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.462)	(.416)	(.322)	(.445)	(.466)
Net Asset Value, End of Period	$33.39	$34.77	$27.50	$20.40	$32.60

Total Return	-2.65%	27.95%	36.40%	-35.98%	1.29%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,894	$5,711	$4,162	$2,545	$3,585
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.08%	0.07%	0.07%
Ratio of Net Investment Income to
Average Net Assets	1.31%	1.42%	1.50%	1.65%	1.38%
Portfolio Turnover Rate[1]	17%	12%	14%	14%	16%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

24

Small-Cap Index Fund

Financial Highlights

Institutional Plus Shares
	Year	Dec. 17,
	Ended	2010[1] to
	December 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2011	2010
Net Asset Value, Beginning of Period	$100.38	$100.73
Investment Operations
Net Investment Income	1.373	.064[2]
Net Realized and Unrealized Gain (Loss) on Investments	(4.023)	.767
Total from Investment Operations	(2.650)	.831
Distributions
Dividends from Net Investment Income	(1.360)	(1.181)
Distributions from Realized Capital Gains	—	—
Total Distributions	(1.360)	(1.181)
Net Asset Value, End of Period	$96.37	$100.38

Total Return	-2.65%	0.82%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,840	$341
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%[3]
Ratio of Net Investment Income to Average Net Assets	1.33%	1.44%[3]
Portfolio Turnover Rate[4]	17%	12%

1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

25

Small-Cap Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$72.58	$57.41	$42.60	$68.07	$68.16
Investment Operations
Net Investment Income	.957	.833	.646	.910	.959
Net Realized and Unrealized Gain (Loss)
on Investments	(2.891)	15.183	14.822	(25.462)	(.093)
Total from Investment Operations	(1.934)	16.016	15.468	(24.552)	.866
Distributions
Dividends from Net Investment Income	(.946)	(.846)	(.658)	(.918)	(.956)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.946)	(.846)	(.658)	(.918)	(.956)
Net Asset Value, End of Period	$69.70	$72.58	$57.41	$42.60	$68.07

Total Return	-2.68%	27.89%	36.31%	-35.99%	1.27%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,683	$4,843	$3,460	$1,224	$1,121
Ratio of Total Expenses to
Average Net Assets	0.10%	0.12%	0.14%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	1.29%	1.38%	1.44%	1.62%	1.35%
Portfolio Turnover Rate[1]	17%	12%	14%	14%	16%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

26

Small-Cap Index Fund

Notes to Financial Statements

Vanguard Small-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers six classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, Institutional Plus Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Signal Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2008–2011), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

27

Small-Cap Index Fund

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2011, the fund had contributed capital of $3,783,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 1.51% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of December 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	22,881,536	—	686
Temporary Cash Investments	433,516	12,097	—
Futures Contracts—Liabilities[1]	(198)	—	—
Total	23,314,854	12,097	686
1 Represents variation margin on the last day of the reporting period.

28

Small-Cap Index Fund

The following table summarizes changes in investments valued based on Level 3 inputs during the year ended December 31, 2011. Transfers into or out of Level 3 are recognized based on values as of the date of transfer.

Investments in
Common Stocks
Amount valued based on Level 3 Inputs	($000)
Balance as of December 31, 2010	—
Transfers into Level 3	1,469
Transfers out of Level 3	(706)
Change in Unrealized Appreciation (Depreciation)	(77)
Balance as of December 31, 2011	686

D. At December 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	March 2012	706	52,159	1,130

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2011, the fund realized $2,157,398,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2011, the fund had $5,474,000 of ordinary income available for distribution. The fund had available capital loss carryforwards totaling $1,225,242,000 to offset future net capital gains of $621,093,000 through December 31, 2017, and $604,149,000 through December 31, 2018.

At December 31, 2011, the cost of investment securities for tax purposes was $23,531,093,000. Net unrealized depreciation of investment securities for tax purposes was $203,258,000, consisting of unrealized gains of $3,276,561,000 on securities that had risen in value since their purchase and $3,479,819,000 in unrealized losses on securities that had fallen in value since their purchase.

29

Small-Cap Index Fund

F. During the year ended December 31, 2011, the fund purchased $8,861,550,000 of investment securities and sold $8,996,151,000 of investment securities, other than temporary cash investments.

G. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2011		2010
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	1,154,504	33,129	1,807,733	59,832
Issued in Lieu of Cash Distributions	45,183	1,348	53,356	1,533
Redeemed	(2,411,297)	(68,538)	(3,935,488)	(124,812)
Net Increase (Decrease)—Investor Shares	(1,211,610)	(34,061)	(2,074,399)	(63,447)
Admiral Shares
Issued	934,912	27,156	3,132,693	97,007
Issued in Lieu of Cash Distributions	67,703	2,019	55,406	1,588
Redeemed	(814,634)	(23,394)	(344,309)	(11,363)
Net Increase (Decrease)—Admiral Shares	187,981	5,781	2,843,790	87,232
Signal Shares
Issued	1,823,091	57,364	800,486	28,955
Issued in Lieu of Cash Distributions	37,658	1,247	23,162	738
Redeemed	(928,454)	(29,782)	(751,225)	(27,451)
Net Increase (Decrease)—Signal Shares	932,295	28,829	72,423	2,242
Institutional Shares
Issued	2,006,468	57,272	1,689,975	55,195
Issued in Lieu of Cash Distributions	60,213	1,796	63,621	1,826
Redeemed	(2,674,796)	(76,740)	(1,366,244)	(44,082)
Net Increase (Decrease)—Institutional Shares	(608,115)	(17,672)	387,352	12,939
Institutional Plus Shares[1]
Issued	2,208,446	22,155	349,865	3,473
Issued in Lieu of Cash Distributions	27,130	280	3,937	39
Redeemed	(651,858)	(6,748)	(11,222)	(111)
Net Increase (Decrease)—Institutional Plus Shares	1,583,718	15,687	342,580	3,401
ETF Shares
Issued	3,725,442	51,513	3,323,756	52,160
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(4,755,814)	(65,400)	(2,803,441)	(45,700)
Net Increase (Decrease)—ETF Shares	(1,030,372)	(13,887)	520,315	6,460
1 Inception was December 17, 2010, for Institutional Plus Shares.

H. In preparing the financial statements as of December 31, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

30

Small-Cap Growth Index Fund

Fund Profile
As of December 31, 2011

Share-Class Characteristics
	Investor	Admiral	Institutional
	Shares	Shares	Shares	ETF Shares
Ticker Symbol	VISGX	VSGAX	VSGIX	VBK
Expense Ratio[1]	0.26%	0.10%	0.08%	0.12%
30-Day SEC Yield	0.15%	0.29%	0.31%	0.29%

Portfolio Characteristics
		MSCI US	DJ
		Small Cap	U.S. Total
		Growth	Market
	Fund	Index	Index
Number of Stocks	969	965	3,745
Median Market Cap	$1.6B	$1.6B	$31.3B
Price/Earnings Ratio	25.5x	25.4x	15.0x
Price/Book Ratio	2.7x	2.7x	2.1x
Return on Equity	11.8%	11.8%	19.0%
Earnings Growth Rate	10.2%	10.2%	7.1%
Dividend Yield	0.4%	0.4%	2.0%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	40%	—	—
Short-Term Reserves	0.1%	—	—

Volatility Measures
	MSCI US	DJ
	Small Cap	U.S. Total
	Growth	Market
	Index	Index
R-Squared	1.00	0.92
Beta	1.00	1.23

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Panera Bread Co.
Class A	Restaurants	0.5%
ITC Holdings Corp.	Electric Utilities	0.5
BioMarin Pharmaceutical
Inc.	Biotechnology	0.5
Signet Jewelers Ltd.	Specialty Stores	0.5
Taubman Centers Inc.	Retail REITs	0.5
Mednax Inc.	Health Care
	Services	0.5
Royal Gold Inc.	Gold	0.5
WR Grace & Co.	Specialty Chemicals	0.4
Wabtec Corp.	Construction &
	Farm Machinery &
	Heavy Trucks	0.4
Cooper Cos. Inc.	Health Care
	Supplies	0.4
Top Ten		4.7%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectuses dated April 29, 2011 (for Institutional and ETF Shares), and September 27, 2011 (for Investor and Admiral Shares). They represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2011, the expense ratios were 0.24% for Investor Shares, 0.10% for Admiral Shares (annualized since inception), 0.08% for Institutional Shares, and 0.10% for ETF Shares.

31

Small-Cap Growth Index Fund

Sector Diversification (% of equity exposure)
		MSCI US	DJ
		Small Cap	U.S. Total
		Growth	Market
	Fund	Index	Index
Consumer
Discretionary	15.6%	15.6%	12.2%
Consumer Staples	3.0	3.0	10.6
Energy	7.3	7.3	10.8
Financials	6.0	5.8	15.0
Health Care	18.8	18.8	11.4
Industrials	19.0	19.2	11.1
Information
Technology	23.8	23.8	18.7
Materials	4.7	4.7	4.1
Telecommunication
Services	1.1	1.1	2.5
Utilities	0.7	0.7	3.6

Investment Focus

32

Small-Cap Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2001, Through December 31, 2011
Initial Investment of $10,000

		Average Annual Total Returns
	Periods Ended December 31, 2011
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Small-Cap Growth Index Fund
Investor Shares	-1.58%	3.72%	7.43%	$20,473
Dow Jones U.S. Total Stock Market
Index	0.52	0.28	3.90	14,657
Spliced Small-Cap Growth Index	-1.53	3.73	7.39	20,395
Small-Cap Growth Funds Average	-3.87	0.91	3.20	13,699
Spliced Small-Cap Growth Index: S&P SmallCap 600/Barra Growth Index through May 16, 2003; MSCI US Small Cap Growth Index thereafter.
Small-Cap Growth Funds Average: Derived from data provided by Lipper Inc.

	Total Returns
	Period Ended December 31, 2011
	Since	Final Value
	Inception	of a $10,000
	(9/27/2011)	Investment
Small-Cap Growth Index Fund Admiral
Shares	7.97%	$10,797
Dow Jones U.S. Total Stock Market Index	7.43	10,743
MSCI US Small Cap Growth Index	7.94	10,794
"Since Inception" performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standards.

See Financial Highlights for dividend and capital gains information.

33

Small-Cap Growth Index Fund

		Average Annual Total Returns
	Periods Ended December 31, 2011
				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Small-Cap Growth Index Fund Institutional
Shares	-1.40%	3.90%	7.61%	$10,409,365
Dow Jones U.S. Total Stock Market Index	0.52	0.28	3.90	7,328,259
Spliced Small-Cap Growth Index	-1.53	3.73	7.39	10,197,445

			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(1/26/2004)	Investment
Small-Cap Growth Index Fund
ETF Shares Net Asset Value	-1.43%	3.85%	5.83%	$15,669
Dow Jones U.S. Total Stock Market Index	0.52	0.28	3.82	13,459
MSCI US Small Cap Growth Index	-1.53	3.73	5.74	15,565
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares:January 26, 2004 , Through December 31, 2011
			Since
	One	Five	Inception
	Year	Years	(1/26/2004)
Small-Cap Growth Index Fund
ETF Shares Market Price	-1.50%	20.85%	56.71%
Small-Cap Growth Index Fund
ETF Shares Net Asset Value	-1.43	20.80	56.69
MSCI US Small Cap Growth Index	-1.53	20.07	55.65
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Fiscal-Year Total Returns (%): December 31, 2001, Through December 31, 2011

34

Small-Cap Growth Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of December 31, 2011

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Consumer Discretionary
* Panera Bread Co. Class A	303,801	42,973	0.6%
Signet Jewelers Ltd.	908,568	39,941	0.5%
* GNC Holdings Inc.	1,074,138	31,096	0.4%
* Big Lots Inc.	786,451	29,696	0.4%
* Penn National Gaming Inc.	697,972	26,572	0.3%
* Sally Beauty Holdings Inc.	1,254,587	26,509	0.3%
Consumer Discretionary—Other †		1,026,471	13.0%
		1,223,258	15.5%
Consumer Staples
Nu Skin Enterprises Inc. Class A	587,535	28,537	0.4%
Consumer Staples—Other †		208,100	2.6%
		236,637	3.0%
Energy
CARBO Ceramics Inc.	205,968	25,402	0.3%
* Kodiak Oil & Gas Corp.	2,629,512	24,980	0.3%
Energy—Other †		526,148	6.7%
		576,530	7.3%
Financials
Taubman Centers Inc.	605,645	37,611	0.5%
* Signature Bank	481,913	28,910	0.4%
Financials—Other †		405,023	5.1%
		471,544	6.0%
Health Care
* BioMarin Pharmaceutical Inc.	1,169,892	40,221	0.5%
* Mednax Inc.	510,185	36,738	0.5%
Cooper Cos. Inc.	499,381	35,216	0.5%
* AMERIGROUP Corp.	519,369	30,684	0.4%
* Salix Pharmaceuticals Ltd.	618,101	29,576	0.4%
* Onyx Pharmaceuticals Inc.	664,770	29,217	0.4%
* HMS Holdings Corp.	886,904	28,363	0.4%

35

Small-Cap Growth Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
* United Therapeutics Corp.	549,029	25,942	0.3%
* Sirona Dental Systems Inc.	588,042	25,897	0.3%
* Questcor Pharmaceuticals Inc.	619,384	25,754	0.3%
* Tenet Healthcare Corp.	4,954,383	25,416	0.3%
* Cubist Pharmaceuticals Inc.	639,238	25,327	0.3%
Techne Corp.	368,474	25,152	0.3%
Health Care—Other †		1,093,212	13.9%
		1,476,715	18.8%
Industrials
Wabtec Corp.	504,920	35,319	0.5%
* Kirby Corp.	523,911	34,494	0.4%
Lincoln Electric Holdings Inc.	836,910	32,740	0.4%
IDEX Corp.	869,153	32,254	0.4%
* Clean Harbors Inc.	499,127	31,809	0.4%
* Thomas & Betts Corp.	522,194	28,512	0.4%
Triumph Group Inc.	462,007	27,004	0.4%
Graco Inc.	636,540	26,028	0.3%
* Genesee & Wyoming Inc. Class A	419,313	25,402	0.3%
Woodward Inc.	612,147	25,055	0.3%
* Hexcel Corp.	1,028,909	24,910	0.3%
Industrials—Other †		1,168,345	14.8%
		1,491,872	18.9%
Information Technology
* Netlogic Microsystems Inc.	649,994	32,220	0.4%
* Gartner Inc.	908,884	31,602	0.4%
* SuccessFactors Inc.	785,682	31,325	0.4%
* Cadence Design Systems Inc.	2,815,385	29,280	0.4%
Jack Henry & Associates Inc.	858,687	28,861	0.4%
* Ariba Inc.	1,020,630	28,659	0.4%
* Teradyne Inc.	1,947,828	26,549	0.3%
National Instruments Corp.	1,005,478	26,092	0.3%
* JDS Uniphase Corp.	2,386,229	24,912	0.3%
Information Technology—Other †		1,615,854	20.5%
		1,875,354	23.8%
Materials
Royal Gold Inc.	542,256	36,564	0.5%
* WR Grace & Co.	771,126	35,410	0.5%
* Allied Nevada Gold Corp.	887,595	26,876	0.3%
* Rockwood Holdings Inc.	681,698	26,838	0.3%
Materials—Other †		245,040	3.1%
		370,728	4.7%
Telecommunication Services
* tw telecom inc Class A	1,497,935	29,030	0.4%
Telecommunication Services—Other †		55,854	0.7%
		84,884	1.1%
Utilities
ITC Holdings Corp.	536,660	40,722	0.5%
Utilities—Other †		11,530	0.2%
		52,252	0.7%
Total Common Stocks (Cost $7,719,190)		7,859,774	99.8%[1]

36

Small-Cap Growth Index Fund

			Market	Percentage
			Value	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[2,3] Vanguard Market Liquidity Fund	0.110%	145,474,000	145,474	1.9%

4U.S. Government and Agency Obligations †			2,999	0.0%
Total Temporary Cash Investments (Cost $148,473)			148,473	1.9%
[5]Total Investments (Cost $7,867,663)			8,008,247	101.7%
Other Assets and Liabilities
Other Assets			24,787	0.3%
Liabilities[3]			(159,571)	(2.0%)
			(134,784)	(1.7%)
Net Assets			7,873,463	100.0%

At December 31, 2011, net assets consisted of:
Amount
($000)
Paid-in Capital	8,569,745
Overdistributed Net Investment Income	(7,875)
Accumulated Net Realized Losses	(829,141)
Unrealized Appreciation (Depreciation)
Investment Securities	140,584
Futures Contracts	150
Net Assets	7,873,463

Investor Shares—Net Assets
Applicable to 121,595,340 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,613,481
Net Asset Value Per Share—Investor Shares	$21.49

Admiral Shares—Net Assets
Applicable to 66,241,847 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,780,800
Net Asset Value Per Share—Admiral Shares	$26.88

Institutional Shares—Net Assets
Applicable to 75,345,400 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,621,910
Net Asset Value Per Share—Institutional Shares	$21.53

37

Small-Cap Growth Index Fund

Amount
($000)
ETF Shares—Net Assets
Applicable to 24,293,110 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,857,272
Net Asset Value Per Share—ETF Shares	$76.45

See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 1.7%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $128,109,000 of collateral received for securities on loan.
4 Securities with a value of $2,999,000 have been segregated as initial margin for open futures contracts.
5 The total value of securities on loan is $119,094,000.
See accompanying Notes, which are an integral part of the Financial Statements.

38

Small-Cap Growth Index Fund

Statement of Operations

Year Ended
December 31, 2011
($000)
Investment Income
Income
Dividends	37,771
Interest[1]	60
Security Lending	13,960
Total Income	51,791
Expenses
The Vanguard Group—Note B
Investment Advisory Services	637
Management and Administrative—Investor Shares	8,699
Management and Administrative—Admiral Shares	175
Management and Administrative—Institutional Shares	566
Management and Administrative—ETF Shares	1,084
Marketing and Distribution—Investor Shares	1,216
Marketing and Distribution—Admiral Shares	1
Marketing and Distribution—Institutional Shares	482
Marketing and Distribution—ETF Shares	590
Custodian Fees	649
Auditing Fees	33
Shareholders’ Reports—Investor Shares	79
Shareholders’ Reports—Admiral Shares	1
Shareholders’ Reports—Institutional Shares	48
Shareholders’ Reports—ETF Shares	75
Trustees’ Fees and Expenses	9
Total Expenses	14,344
Net Investment Income	37,447
Realized Net Gain (Loss)
Investment Securities Sold	1,495,286
Futures Contracts	2,865
Realized Net Gain (Loss)	1,498,151
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(1,671,134)
Futures Contracts	(42)
Change in Unrealized Appreciation (Depreciation)	(1,671,176)
Net Increase (Decrease) in Net Assets Resulting from Operations	(135,578)
1 Interest income from an affiliated company of the fund was $55,000.

See accompanying Notes, which are an integral part of the Financial Statements.

39

Small-Cap Growth Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	37,447	29,384
Realized Net Gain (Loss)	1,498,151	262,977
Change in Unrealized Appreciation (Depreciation)	(1,671,176)	1,350,865
Net Increase (Decrease) in Net Assets Resulting from Operations	(135,578)	1,643,226
Distributions
Net Investment Income
Investor Shares	(10,518)	(14,448)
Admiral Shares	(7,469)	—
Institutional Shares	(9,278)	(7,444)
ETF Shares	(10,192)	(8,490)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(37,457)	(30,382)
Capital Share Transactions
Investor Shares	(1,496,783)	300,801
Admiral Shares	1,763,284	—
Institutional Shares	129,253	252,182
ETF Shares	52,393	292,799
Net Increase (Decrease) from Capital Share Transactions	448,147	845,782
Total Increase (Decrease)	275,112	2,458,626
Net Assets
Beginning of Period	7,598,351	5,139,725
End of Period[1]	7,873,463	7,598,351
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($7,875,000) and ($7,865,000).

See accompanying Notes, which are an integral part of the Financial Statements.

40

Small-Cap Growth Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$21.92	$16.83	$11.90	$20.01	$18.34
Investment Operations
Net Investment Income	.086	.075	.046	.096	.095
Net Realized and Unrealized Gain (Loss)
on Investments	(.431)	5.091	4.933	(8.105)	1.669
Total from Investment Operations	(.345)	5.166	4.979	(8.009)	1.764
Distributions
Dividends from Net Investment Income	(.085)	(.076)	(.049)	(.101)	(.094)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.085)	(.076)	(.049)	(.101)	(.094)
Net Asset Value, End of Period	$21.49	$21.92	$16.83	$11.90	$20.01

Total Return[1]	-1.58%	30.69%	41.85%	-40.00%	9.63%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,613	$4,229	$3,018	$1,871	$2,825
Ratio of Total Expenses to
Average Net Assets	0.24%	0.26%	0.28%	0.23%	0.22%
Ratio of Net Investment Income to
Average Net Assets	0.37%	0.43%	0.33%	0.60%	0.52%
Portfolio Turnover Rate[2]	40%	34%	38%	38%	32%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

41

Small-Cap Growth Index Fund

Financial Highlights

Admiral Shares
September 27, 2011[1] to
For a Share Outstanding Throughout the Period	December 31, 2011
Net Asset Value, Beginning of Period	$25.00
Investment Operations
Net Investment Income	.031
Net Realized and Unrealized Gain (Loss) on Investments	1.962
Total from Investment Operations	1.993
Distributions
Dividends from Net Investment Income	(.113)
Distributions from Realized Capital Gains	—
Total Distributions	(.113)
Net Asset Value, End of Period	$26.88

Total Return	7.97%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,781
Ratio of Total Expenses to Average Net Assets	0.10%[2]
Ratio of Net Investment Income to Average Net Assets	0.51%[2]
Portfolio Turnover Rate[3]	40%

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

42

Small-Cap Growth Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$21.96	$16.85	$11.91	$20.04	$18.37
Investment Operations
Net Investment Income	.125	.107	.072	.121	.125
Net Realized and Unrealized Gain (Loss)
on Investments	(.432)	5.111	4.944	(8.126)	1.669
Total from Investment Operations	(.307)	5.218	5.016	(8.005)	1.794
Distributions
Dividends from Net Investment Income	(.123)	(.108)	(.076)	(.125)	(.124)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.123)	(.108)	(.076)	(.125)	(.124)
Net Asset Value, End of Period	$21.53	$21.96	$16.85	$11.91	$20.04

Total Return	-1.40%	30.96%	42.13%	-39.91%	9.78%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,622	$1,527	$945	$511	$703
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.08%	0.07%	0.07%
Ratio of Net Investment Income to
Average Net Assets	0.53%	0.61%	0.53%	0.76%	0.67%
Portfolio Turnover Rate[1]	40%	34%	38%	38%	32%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

43

Small-Cap Growth Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$77.98	$59.86	$42.32	$71.18	$65.24
Investment Operations
Net Investment Income	.424	.360	.225	.411	.415
Net Realized and Unrealized Gain (Loss)
on Investments	(1.535)	18.121	17.555	(28.846)	5.940
Total from Investment Operations	(1.111)	18.481	17.780	(28.435)	6.355
Distributions
Dividends from Net Investment Income	(.419)	(.361)	(.240)	(.425)	(.415)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.419)	(.361)	(.240)	(.425)	(.415)
Net Asset Value, End of Period	$76.45	$77.98	$59.86	$42.32	$71.18

Total Return	-1.43%	30.87%	42.02%	-39.92%	9.74%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,857	$1,842	$1,177	$680	$858
Ratio of Total Expenses to
Average Net Assets	0.10%	0.12%	0.14%	0.11%	0.11%
Ratio of Net Investment Income to
Average Net Assets	0.51%	0.57%	0.47%	0.72%	0.63%
Portfolio Turnover Rate[1]	40%	34%	38%	38%	32%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

44

Small-Cap Growth Index Fund

Notes to Financial Statements

Vanguard Small-Cap Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, Admiral Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. Admiral Shares were first issued on September 27, 2011. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2008–2011), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

45

Small-Cap Growth Index Fund

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2011, the fund had contributed capital of $1,299,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.52% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of December 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	7,859,566	—	208
Temporary Cash Investments	145,474	2,999	—
Futures Contracts—Liabilities[1]	(46)	—	—
Total	8,004,994	2,999	208
1 Represents variation margin on the last day of the reporting period.

46

Small-Cap Growth Index Fund

The following table summarizes changes in investments valued based on Level 3 inputs during the year ended December 31, 2011. Transfers into or out of Level 3 are recognized based on values as of the date of transfer.

Investments in
Common Stocks
Amount valued based on Level 3 Inputs	($000)
Balance as of December 31, 2010	—
Purchases	329
Transfers into Level 3	478
Transfers out of Level 3	(318)
Change in Unrealized Appreciation (Depreciation)	(281)
Balance as of December 31, 2011	208

D. At December 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	March 2012	165	12,190	150

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2011, the fund realized $786,038,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2011, the fund had $510,000 of ordinary income available for distribution. The fund had available capital loss carryforwards totaling $828,357,000 to offset future net capital gains of $567,239,000 through December 31, 2017, and $261,118,000 through December 31, 2018.

47

Small-Cap Growth Index Fund

At December 31, 2011, the cost of investment securities for tax purposes was $7,868,295,000. Net unrealized appreciation of investment securities for tax purposes was $139,952,000, consisting of unrealized gains of $947,402,000 on securities that had risen in value since their purchase and $807,450,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended December 31, 2011, the fund purchased $5,875,845,000 of investment securities and sold $5,403,242,000 of investment securities, other than temporary cash investments.

G. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2011		2010
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	1,485,292	66,201	1,126,064	59,493
Issued in Lieu of Cash Distributions	9,892	458	13,472	611
Redeemed	(2,991,967)	(138,001)	(838,735)	(46,469)
Net Increase (Decrease)—Investor Shares	(1,496,783)	(71,342)	300,801	13,635
Admiral Shares[1]
Issued	1,805,933	67,845	—	—
Issued in Lieu of Cash Distributions	6,954	258	—	—
Redeemed	(49,603)	(1,861)	—	—
Net Increase (Decrease)—Admiral Shares	1,763,284	66,242	—	—
Institutional Shares
Issued	577,462	25,872	454,233	24,423
Issued in Lieu of Cash Distributions	8,908	413	7,155	324
Redeemed	(457,117)	(20,501)	(209,206)	(11,241)
Net Increase (Decrease)—Institutional Shares	129,253	5,784	252,182	13,506
ETF Shares
Issued	2,131,374	26,371	1,352,428	20,055
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2,078,981)	(25,700)	(1,059,629)	(16,100)
Net Increase (Decrease)—ETF Shares	52,393	671	292,799	3,955
1 Inception was September 27, 2011, for Admiral Shares.

H. In preparing the financial statements as of December 31, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

48

Small-Cap Value Index Fund

Fund Profile
As of December 31, 2011

Share-Class Characteristics
	Investor	Admiral	Institutional
	Shares	Shares	Shares	ETF Shares
Ticker Symbol	VISVX	VSIAX	VSIIX	VBR
Expense Ratio[1]	0.37%	0.21%	0.19%	0.23%
30-Day SEC Yield	2.20%	2.34%	2.36%	2.34%

Portfolio Characteristics
		MSCI US	DJ
		Small Cap	U.S. Total
		Value	Market
	Fund	Index	Index
Number of Stocks	1,005	999	3,745
Median Market Cap	$1.5B	$1.5B	$31.3B
Price/Earnings Ratio	18.7x	18.6x	15.0x
Price/Book Ratio	1.3x	1.3x	2.1x
Return on Equity	8.1%	8.1%	19.0%
Earnings Growth Rate	-2.2%	-2.2%	7.1%
Dividend Yield	2.5%	2.5%	2.0%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	30%	—	—
Short-Term Reserves	0.1%	—	—

Volatility Measures
	MSCI US	DJ
	Small Cap	U.S. Total
	Value	Market
	Index	Index
R-Squared	1.00	0.94
Beta	1.00	1.31

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Corn Products	Agricultural
International Inc.	Products	0.5%
BRE Properties Inc.	Residential REITs	0.5
Arthur J Gallagher & Co.	Insurance Brokers	0.5
Foot Locker Inc.	Apparel Retail	0.5
Senior Housing
Properties Trust	Specialized REITs	0.5
Questar Corp.	Gas Utilities	0.5
Aptargroup Inc.	Metal & Glass
	Containers	0.5
Westar Energy Inc.	Electric Utilities	0.4
RPM International Inc.	Specialty Chemicals	0.4
Atmos Energy Corp.	Gas Utilities	0.4
Top Ten		4.7%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 29, 2011 (for Institutional and ETF Shares), and September 27, 2011 (for Investor and Admiral Shares). They represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2011, the expense ratios were 0.24% for Investor Shares, 0.10% for Admiral Shares (annualized since inception), 0.08% for Institutional Shares, and 0.10% for ETF Shares.

49

Small-Cap Value Index Fund

Sector Diversification (% of equity exposure)
		MSCI US	DJ
		Small Cap	U.S. Total
		Value	Market
	Fund	Index	Index
Consumer
Discretionary	11.0%	10.9%	12.2%
Consumer Staples	3.3	3.3	10.6
Energy	4.6	4.6	10.8
Financials	36.4	36.5	15.0
Health Care	5.3	5.3	11.4
Industrials	14.4	14.4	11.1
Information
Technology	9.7	9.7	18.7
Materials	7.4	7.4	4.1
Telecommunication
Services	0.4	0.4	2.5
Utilities	7.5	7.5	3.6

Investment Focus

50

Small-Cap Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2001, Through December 31, 2011
Initial Investment of $10,000

		Average Annual Total Returns
	Periods Ended December 31, 2011
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Small-Cap Value Index Fund Investor
Shares	-4.16%	-0.31%	6.12%	$18,109
Dow Jones U.S. Total Stock Market
Index	0.52	0.28	3.90	14,657
Spliced Small-Cap Value Index	-4.04	-0.25	6.04	17,979
Small-Cap Value Funds Average	-5.40	-0.41	6.28	18,379
Spliced Small-Cap Value Index: S&P SmallCap 600/Barra Value Index through May 16, 2003; MSCI US Small Cap Value Index thereafter.
Small-Cap Value Funds Average: Derived from data provided by Lipper Inc.

	Total Returns
	Period Ended December 31, 2011
	Since	Final Value
	Inception	of a $10,000
	(9/27/2011)	Investment
Small-Cap Value Index Fund Admiral Shares	10.05%	$11,005
Dow Jones U.S. Total Stock Market Index	7.43	10,743
MSCI US Small Cap Value Index	10.06	11,006
"Since Inception" performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standards.

See Financial Highlights for dividend and capital gains information.

51

Small-Cap Value Index Fund

		Average Annual Total Returns
	Periods Ended December 31, 2011
				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Small-Cap Value Index Fund Institutional
Shares	-3.97%	-0.14%	6.30%	$9,209,913
Dow Jones U.S. Total Stock Market Index	0.52	0.28	3.90	7,328,259
Spliced Small-Cap Value Index	-4.04	-0.25	6.04	8,989,511

			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(1/26/2004)	Investment
Small-Cap Value Index Fund
ETF Shares Net Asset Value	-4.05%	-0.19%	5.01%	$14,735
Dow Jones U.S. Total Stock Market Index	0.52	0.28	3.82	13,459
MSCI US Small Cap Value Index	-4.04	-0.25	5.00	14,721
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares:January 26, 2004 , Through December 31, 2011
			Since
	One	Five	Inception
	Year	Years	(1/26/2004)
Small-Cap Value Index Fund
ETF Shares Market Price	-4.11%	-0.94%	47.38%
Small-Cap Value Index Fund
ETF Shares Net Asset Value	-4.05	-0.97	47.35
MSCI US Small Cap Value Index	-4.04	-1.26	47.21
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Fiscal-Year Total Returns (%): December 31, 2001, Through December 31, 2011

52

Small-Cap Value Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of December 31, 2011

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Consumer Discretionary
Foot Locker Inc.	1,309,447	31,217	0.5%
Jarden Corp.	739,316	22,091	0.4%
Service Corp. International	2,016,100	21,471	0.3%
* Visteon Corp.	416,681	20,809	0.3%
Rent-A-Center Inc.	524,280	19,398	0.3%
Consumer Discretionary—Other †		585,036	9.1%
		700,022	10.9%
Consumer Staples
Corn Products International Inc.	652,769	34,329	0.6%
Consumer Staples—Other †		174,031	2.7%
		208,360	3.3%
Energy
Tidewater Inc.	441,400	21,761	0.4%
* Oil States International Inc.	283,779	21,672	0.3%
Energy—Other †		250,460	3.9%
		293,893	4.6%
Financials
BRE Properties Inc.	635,760	32,093	0.5%
Arthur J Gallagher & Co.	957,335	32,013	0.5%
Senior Housing Properties Trust	1,373,520	30,822	0.5%
First Niagara Financial Group Inc.	2,959,129	25,537	0.4%
East West Bancorp Inc.	1,266,880	25,021	0.4%
American Campus Communities Inc.	591,877	24,835	0.4%
BioMed Realty Trust Inc.	1,308,558	23,659	0.4%
Home Properties Inc.	406,242	23,387	0.4%
National Retail Properties Inc.	879,949	23,213	0.4%
Hancock Holding Co.	684,453	21,882	0.3%
MFA Financial Inc.	3,029,807	20,360	0.3%
Mid-America Apartment Communities Inc.	316,187	19,777	0.3%

53

Small-Cap Value Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Mack-Cali Realty Corp.	740,423	19,762	0.3%
* American Capital Ltd.	2,935,613	19,757	0.3%
ProAssurance Corp.	247,149	19,727	0.3%
Allied World Assurance Co. Holdings AG	308,067	19,387	0.3%
* E*Trade Financial Corp.	2,426,192	19,312	0.3%
Financials—Other †		1,927,407	30.1%
		2,327,951	36.4%
Health Care
* Health Net Inc.	757,783	23,052	0.4%
Teleflex Inc.	346,335	21,227	0.3%
PerkinElmer Inc.	961,879	19,238	0.3%
Health Care—Other †		276,304	4.3%
		339,821	5.3%
Industrials
Snap-on Inc.	470,293	23,806	0.4%
Carlisle Cos. Inc.	524,013	23,214	0.4%
Ryder System Inc.	434,936	23,113	0.4%
* Alaska Air Group Inc.	306,285	22,999	0.3%
Trinity Industries Inc.	681,902	20,498	0.3%
* WESCO International Inc.	367,953	19,505	0.3%
Industrials—Other †		787,469	12.3%
		920,604	14.4%
Information Technology
* Novellus Systems Inc.	592,322	24,457	0.4%
* NCR Corp.	1,338,101	22,025	0.4%
* Brocade Communications Systems Inc.	4,173,734	21,662	0.3%
Information Technology—Other †		549,674	8.6%
		617,818	9.7%
Materials
Aptargroup Inc.	568,060	29,636	0.5%
RPM International Inc.	1,115,603	27,388	0.4%
Packaging Corp. of America	863,906	21,805	0.3%
Compass Minerals International Inc.	279,844	19,267	0.3%
Materials—Other †		371,860	5.8%
		469,956	7.3%

Telecommunication Services †		25,257	0.4%

Utilities
Questar Corp.	1,510,092	29,990	0.5%
Westar Energy Inc.	985,276	28,356	0.5%
Atmos Energy Corp.	768,037	25,614	0.4%
Great Plains Energy Inc.	1,156,696	25,193	0.4%
Hawaiian Electric Industries Inc.	815,534	21,595	0.3%
Vectren Corp.	695,652	21,030	0.3%
Piedmont Natural Gas Co. Inc.	612,237	20,804	0.3%
Cleco Corp.	519,603	19,797	0.3%
WGL Holdings Inc.	436,687	19,310	0.3%
Utilities—Other †		269,887	4.2%
		481,576	7.5%
Total Common Stocks (Cost $6,665,310)		6,385,258	99.8%[1]

54

Small-Cap Value Index Fund

			Market	Percentage
			Value	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[2,3] Vanguard Market Liquidity Fund	0.110%	61,252,372	61,252	1.0%

4U.S. Government and Agency Obligations †			2,350	0.0%
Total Temporary Cash Investments (Cost $63,602)			63,602	1.0%[1]
[5]Total Investments (Cost $6,728,912)			6,448,860	100.8%
Other Assets and Liabilities
Other Assets			33,554	0.5%
Liabilities[3]			(84,838)	(1.3%)
			(51,284)	(0.8%)
Net Assets			6,397,576	100.0%

At December 31, 2011, net assets consisted of:
Amount
($000)
Paid-in Capital	7,865,151
Overdistributed Net Investment Income	(8,181)
Accumulated Net Realized Losses	(1,179,559)
Unrealized Appreciation (Depreciation)
Investment Securities	(280,052)
Futures Contracts	217
Net Assets	6,397,576

Investor Shares—Net Assets
Applicable to 131,661,695 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,979,895
Net Asset Value Per Share—Investor Shares	$15.04

Admiral Shares—Net Assets
Applicable to 71,999,851 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,940,940
Net Asset Value Per Share—Admiral Shares	$26.96

Institutional Shares—Net Assets
Applicable to 47,892,625 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	721,511
Net Asset Value Per Share—Institutional Shares	$15.07

55

Small-Cap Value Index Fund

Amount
($000)
ETF Shares—Net Assets
Applicable to 27,979,324 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,755,230
Net Asset Value Per Share—ETF Shares	$62.73

See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.8%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $43,572,000 of collateral received for securities on loan.
4 Securities with a value of $2,050,000 have been segregated as initial margin for open futures contracts.
5 The total value of securities on loan is $40,944,000.
See accompanying Notes, which are an integral part of the Financial Statements.

56

Small-Cap Value Index Fund

Statement of Operations

Year Ended
December 31, 2011
($000)
Investment Income
Income
Dividends	144,637
Interest[1]	31
Security Lending	3,525
Total Income	148,193
Expenses
The Vanguard Group—Note B
Investment Advisory Services	583
Management and Administrative—Investor Shares	7,947
Management and Administrative—Admiral Shares	193
Management and Administrative—Institutional Shares	269
Management and Administrative—ETF Shares	1,047
Marketing and Distribution—Investor Shares	1,063
Marketing and Distribution—Admiral Shares	1
Marketing and Distribution—Institutional Shares	249
Marketing and Distribution—ETF Shares	552
Custodian Fees	296
Auditing Fees	34
Shareholders’ Reports—Investor Shares	55
Shareholders’ Reports—Admiral Shares	1
Shareholders’ Reports—Institutional Shares	23
Shareholders’ Reports—ETF Shares	56
Trustees’ Fees and Expenses	8
Total Expenses	12,377
Net Investment Income	135,816
Realized Net Gain (Loss)
Investment Securities Sold	1,097,888
Futures Contracts	1,674
Realized Net Gain (Loss)	1,099,562
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(1,465,870)
Futures Contracts	254
Change in Unrealized Appreciation (Depreciation)	(1,465,616)
Net Increase (Decrease) in Net Assets Resulting from Operations	(230,238)
1 Interest income from an affiliated company of the fund was $29,000.

See accompanying Notes, which are an integral part of the Financial Statements.

57

Small-Cap Value Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	135,816	126,149
Realized Net Gain (Loss)	1,099,562	113,050
Change in Unrealized Appreciation (Depreciation)	(1,465,616)	1,097,267
Net Increase (Decrease) in Net Assets Resulting from Operations	(230,238)	1,336,466
Distributions
Net Investment Income
Investor Shares	(40,033)	(77,203)
Admiral Shares	(39,305)	—
Institutional Shares	(16,042)	(16,898)
ETF Shares	(38,485)	(35,797)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(133,865)	(129,898)
Capital Share Transactions
Investor Shares	(2,083,677)	286,817
Admiral Shares	1,923,698	—
Institutional Shares	(111,750)	178,789
ETF Shares	(5,147)	233,708
Net Increase (Decrease) from Capital Share Transactions	(276,876)	699,314
Total Increase (Decrease)	(640,979)	1,905,882
Net Assets
Beginning of Period	7,038,555	5,132,673
End of Period[1]	6,397,576	7,038,555
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($8,181,000) and ($10,132,000).

See accompanying Notes, which are an integral part of the Financial Statements.

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Small-Cap Value Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$16.01	$13.06	$10.21	$15.49	$17.05
Investment Operations
Net Investment Income	.309	.285	.241	.293	.344
Net Realized and Unrealized Gain (Loss)
on Investments	(.974)	2.956	2.854	(5.277)	(1.551)
Total from Investment Operations	(.665)	3.241	3.095	(4.984)	(1.207)
Distributions
Dividends from Net Investment Income	(.305)	(.291)	(.245)	(.296)	(.353)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.305)	(.291)	(.245)	(.296)	(.353)
Net Asset Value, End of Period	$15.04	$16.01	$13.06	$10.21	$15.49

Total Return[1]	-4.16%	24.82%	30.34%	-32.05%	-7.07%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,980	$4,316	$3,279	$2,435	$3,678
Ratio of Total Expenses to
Average Net Assets	0.24%	0.26%	0.28%	0.23%	0.22%
Ratio of Net Investment Income to
Average Net Assets	1.90%	2.03%	2.26%	2.33%	1.95%
Portfolio Turnover Rate[2]	30%	25%	33%	30%	34%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Small-Cap Value Index Fund

Financial Highlights

Admiral Shares
September 27, 2011[1] to
For a Share Outstanding Throughout the Period	December 31, 2011
Net Asset Value, Beginning of Period	$25.00
Investment Operations
Net Investment Income	.196
Net Realized and Unrealized Gain (Loss) on Investments	2.320
Total from Investment Operations	2.516
Distributions
Dividends from Net Investment Income	(.556)
Distributions from Realized Capital Gains	—
Total Distributions	(.556)
Net Asset Value, End of Period	$26.96

Total Return	10.05%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,941
Ratio of Total Expenses to Average Net Assets	0.10%[2]
Ratio of Net Investment Income to Average Net Assets	2.04%[2]
Portfolio Turnover Rate[3]	30%

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements

60

Small-Cap Value Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$16.04	$13.09	$10.22	$15.53	$17.09
Investment Operations
Net Investment Income	.338	.311	.262	.315	.372
Net Realized and Unrealized Gain (Loss)
on Investments	(.973)	2.957	2.874	(5.307)	(1.551)
Total from Investment Operations	(.635)	3.268	3.136	(4.992)	(1.179)
Distributions
Dividends from Net Investment Income	(.335)	(.318)	(.266)	(.318)	(.381)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.335)	(.318)	(.266)	(.318)	(.381)
Net Asset Value, End of Period	$15.07	$16.04	$13.09	$10.22	$15.53

Total Return	-3.97%	24.97%	30.71%	-32.02%	-6.89%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$722	$871	$543	$383	$430
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.08%	0.07%	0.07%
Ratio of Net Investment Income to
Average Net Assets	2.06%	2.21%	2.46%	2.49%	2.10%
Portfolio Turnover Rate[1]	30%	25%	33%	30%	34%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Small-Cap Value Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$66.80	$54.49	$42.58	$64.65	$71.16
Investment Operations
Net Investment Income	1.393	1.269	1.071	1.296	1.531
Net Realized and Unrealized Gain (Loss)
on Investments	(4.083)	12.340	11.923	(22.053)	(6.474)
Total from Investment Operations	(2.690)	13.609	12.994	(20.757)	(4.943)
Distributions
Dividends from Net Investment Income	(1.380)	(1.299)	(1.084)	(1.313)	(1.567)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.380)	(1.299)	(1.084)	(1.313)	(1.567)
Net Asset Value, End of Period	$62.73	$66.80	$54.49	$42.58	$64.65

Total Return	-4.05%	24.97%	30.52%	-31.99%	-6.96%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,755	$1,851	$1,310	$894	$819
Ratio of Total Expenses to
Average Net Assets	0.10%	0.12%	0.14%	0.11%	0.11%
Ratio of Net Investment Income to
Average Net Assets	2.04%	2.17%	2.40%	2.45%	2.06%
Portfolio Turnover Rate[1]	30%	25%	33%	30%	34%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

62

Small-Cap Value Index Fund

Notes to Financial Statements

Vanguard Small-Cap Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, Admiral Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. Admiral Shares were first issued on September 27, 2011. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2008–2011), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

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Small-Cap Value Index Fund

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2011, the fund had contributed capital of $1,044,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.42% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of December 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	6,384,986	—	272
Temporary Cash Investments	61,252	2,350	—
Futures Contracts—Liabilities[1]	(53)	—	—
Total	6,446,185	2,350	272
1 Represents variation margin on the last day of the reporting period.

64

Small-Cap Value Index Fund

The following table summarizes changes in investments valued based on Level 3 inputs during the year ended December 31, 2011. Transfers into or out of Level 3 are recognized based on values as of the date of transfer.

Investments in
Common Stocks
Amount valued based on Level 3 Inputs	($000)
Balance as of December 31, 2010	—
Transfers into Level 3	434
Transfers out of Level 3	(146)
Change in Unrealized Appreciation (Depreciation)	(16)
Balance as of December 31, 2011	272

D. At December 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	March 2012	190	14,037	217

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2011, the fund realized $518,760,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2011, the fund had $2,883,000 of ordinary income available for distribution. The fund had available capital loss carryforwards totaling $1,178,212,000 to offset future net capital gains of $11,291,000 through December 31, 2016, $778,148,000 through December 31, 2017, and $388,773,000 through December 31, 2018.

At December 31, 2011, the cost of investment securities for tax purposes was $6,729,000,000. Net unrealized depreciation of investment securities for tax purposes was $280,140,000, consisting of unrealized gains of $602,768,000 on securities that had risen in value since their purchase and $882,908,000 in unrealized losses on securities that had fallen in value since their purchase.

65

Small-Cap Value Index Fund

F. During the year ended December 31, 2011, the fund purchased $3,462,803,000 of investment securities and sold $3,726,044,000 of investment securities, other than temporary cash investments.

G. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2011		2010
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	713,655	46,088	1,084,315	75,426
Issued in Lieu of Cash Distributions	37,316	2,467	71,353	4,458
Redeemed	(2,834,648)	(186,504)	(868,851)	(61,333)
Net Increase (Decrease)—Investor Shares	(2,083,677)	(137,949)	286,817	18,551
Admiral Shares[1]
Issued	1,921,865	71,944	—	—
Issued in Lieu of Cash Distributions	35,571	1,314	—	—
Redeemed	(33,738)	(1,258)	—	—
Net Increase (Decrease)—Admiral Shares	1,923,698	72,000	—	—
Institutional Shares
Issued	189,179	12,596	361,078	25,363
Issued in Lieu of Cash Distributions	14,408	951	15,127	943
Redeemed	(315,337)	(19,977)	(197,416)	(13,503)
Net Increase (Decrease)—Institutional Shares	(111,750)	(6,430)	178,789	12,803
ETF Shares
Issued	1,397,655	21,166	1,281,986	21,271
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,402,802)	(20,900)	(1,048,278)	(17,600)
Net Increase (Decrease)—ETF Shares	(5,147)	266	233,708	3,671
1 Inception was September 27, 2011, for Admiral Shares.

H. In preparing the financial statements as of December 31, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

66

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Index Funds and the Shareholders of Vanguard Small-Cap Index Fund, Vanguard Small-Cap Growth Index Fund and Vanguard Small-Cap Value Index Fund:

In our opinion, the accompanying statements of net assets-investments summary and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Small-Cap Index Fund, Vanguard Small-Cap Growth Index Fund and Vanguard Small-Cap Value Index Fund (constituting separate portfolios of Vanguard Index Funds, hereafter referred to as the “Funds”) at December 31, 2011, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the custodian and broker and by agreement to the underlying ownership records of Vanguard Market Liquidity Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

February 15, 2012

67

Special 2011 tax information (unaudited) for Vanguard U.S. Stock Index Funds (Small-Capitalization Portfolios)

This information for the fiscal year ended December 31, 2011, is included pursuant to provisions of the Internal Revenue Code.

The funds distributed qualified dividend income to shareholders during the fiscal year as follows:

Qualified Dividend Income
Index Fund	($000)
Small-Cap	212,276
Small-Cap Growth	32,037
Small-Cap Value	92,701

For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends-received deduction is as follows:

Index Fund	Percentage
Small-Cap	67.5%
Small-Cap Growth	86.0
Small-Cap Value	67.9

68

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: U.S. Stock Index Funds Small-Capitalization Portfolios
Periods Ended December 31, 2011
	One	Five	Ten
	Year	Years	Years
Small-Cap Index Fund Investor Shares
Returns Before Taxes	-2.80%	1.79%	6.60%
Returns After Taxes on Distributions	-3.05	1.51	6.32
Returns After Taxes on Distributions and Sale of Fund Shares	-1.66	1.42	5.68

	One	Five	Ten
	Year	Years	Years
Small-Cap Growth Index Fund Investor Shares
Returns Before Taxes	-1.58%	3.72%	7.43%
Returns After Taxes on Distributions	-1.64	3.62	7.35
Returns After Taxes on Distributions and Sale of Fund Shares	-0.96	3.16	6.54

	One	Five	Ten
	Year	Years	Years
Small-Cap Value Index Fund Investor Shares
Returns Before Taxes	-4.16%	-0.31%	6.12%
Returns After Taxes on Distributions	-4.56	-0.76	5.59
Returns After Taxes on Distributions and Sale of Fund Shares	-2.44	-0.42	5.13

69

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

70

Six Months Ended December 31, 2011
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	6/30/2011	12/31/2011	Period
Based on Actual Fund Return
Small-Cap Index Fund
Investor Shares	$1,000.00	$903.77	$1.10
Admiral Shares	1,000.00	904.37	0.48
Signal Shares	1,000.00	904.17	0.48
Institutional Shares	1,000.00	904.53	0.38
Institutional Plus Shares	1,000.00	904.50	0.29
ETF Shares	1,000.00	904.39	0.43
Small-Cap Growth Index Fund
Investor Shares	$1,000.00	$894.02	$1.15
Institutional Shares	1,000.00	895.03	0.38
ETF Shares	1,000.00	894.66	0.48
Small-Cap Value Index Fund
Investor Shares	$1,000.00	$913.73	$1.16
Institutional Shares	1,000.00	914.58	0.39
ETF Shares	1,000.00	914.01	0.48

71

Six Months Ended December 31, 2011
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	6/30/2011	12/31/2011	Period
Based on Hypothetical 5% Yearly Return
Small-Cap Index Fund
Investor Shares	$1,000.00	$1,024.05	$1.17
Admiral Shares	1,000.00	1,024.70	0.51
Signal Shares	1,000.00	1,024.70	0.51
Institutional Shares	1,000.00	1,024.80	0.41
Institutional Plus Shares	1,000.00	1,024.90	0.31
ETF Shares	1,000.00	1,024.75	0.46
Small-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,024.00	$1.22
Institutional Shares	1,000.00	1,024.80	0.41
ETF Shares	1,000.00	1,024.70	0.51
Small-Cap Value Index Fund
Investor Shares	$1,000.00	$1,024.00	$1.22
Institutional Shares	1,000.00	1,024.80	0.41
ETF Shares	1,000.00	1,024.70	0.51

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Small-Cap Index Fund, 0.23% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.08% for Institutional Shares, 0.06% for Institutional Plus Shares, and 0.09% for ETF Shares; for the Small-Cap Growth Index Fund, 0.24% for Investor Shares, 0.08% for Institutional Shares, and 0.10% for ETF Shares; and for the Small-Cap Value Index Fund, 0.24% for Investor Shares, 0.08% for Institutional Shares, and 0.10% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period. The table does not include data for share classes with less than six months of history.

72

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

73

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

74

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 180 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	and President (2006–2008) of Rohm and Haas Co.
(chemicals); Director of Tyco International, Ltd.
F. William McNabb III	(diversified manufacturing and services) and Hewlett-
Born 1957. Trustee Since July 2009. Chairman of the	Packard Co. (electronic computer manufacturing);
Board. Principal Occupation(s) During the Past Five	Senior Advisor at New Mountain Capital; Trustee
Years: Chairman of the Board of The Vanguard Group,	of The Conference Board; Member of the Board of
Inc., and of each of the investment companies served	Managers of Delphi Automotive LLP (automotive
by The Vanguard Group, since January 2010; Director	components).
of The Vanguard Group since 2008; Chief Executive
Officer and President of The Vanguard Group and of	Amy Gutmann
each of the investment companies served by The	Born 1949. Trustee Since June 2006. Principal
Vanguard Group since 2008; Director of Vanguard	Occupation(s) During the Past Five Years: President
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Christopher H.
Vanguard Group (1995–2008).	Browne Distinguished Professor of Political Science
in the School of Arts and Sciences with secondary
appointments at the Annenberg School for Commu-
Independent Trustees	nication and the Graduate School of Education
of the University of Pennsylvania; Director of
Emerson U. Fullwood	Carnegie Corporation of New York, Schuylkill River
Born 1948. Trustee Since January 2008. Principal	Development Corporation, and Greater Philadelphia
Occupation(s) During the Past Five Years: Executive	Chamber of Commerce; Trustee of the National
Chief Staff and Marketing Officer for North America	Constitution Center; Chair of the Presidential
and Corporate Vice President (retired 2008) of Xerox	Commission for the Study of Bioethical Issues.
Corporation (document management products and
services); Executive in Residence and 2010	JoAnn Heffernan Heisen
Distinguished Minett Professor at the Rochester	Born 1950. Trustee Since July 1998. Principal
Institute of Technology; Director of SPX Corporation	Occupation(s) During the Past Five Years: Corporate
(multi-industry manufacturing), the United Way of	Vice President and Chief Global Diversity Officer
Rochester, Amerigroup Corporation (managed health	(retired 2008) and Member of the Executive
care), the University of Rochester Medical Center,	Committee (1997–2008) of Johnson & Johnson
Monroe Community College Foundation, and North	(pharmaceuticals/consumer products); Director of
Carolina A&T University.	Skytop Lodge Corporation (hotels), the University
Medical Center at Princeton, the Robert Wood
Rajiv L. Gupta	Johnson Foundation, and the Center for Work Life
Born 1945. Trustee Since December 2001.[2]	Policy; Member of the Advisory Board of the
Principal Occupation(s) During the Past Five Years:	Maxwell School of Citizenship and Public Affairs
Chairman and Chief Executive Officer (retired 2009)	at Syracuse University.

F. Joseph Loughrey	Thomas J. Higgins
Born 1949. Trustee Since October 2009. Principal	Born 1957. Chief Financial Officer Since September
Occupation(s) During the Past Five Years: President	2008. Principal Occupation(s) During the Past Five
and Chief Operating Officer (retired 2009) and Vice	Years: Principal of The Vanguard Group, Inc.; Chief
Chairman of the Board (2008–2009) of Cummins Inc.	Financial Officer of each of the investment companies
(industrial machinery); Director of SKF AB (industrial	served by The Vanguard Group since 2008; Treasurer
machinery), Hillenbrand, Inc. (specialized consumer	of each of the investment companies served by The
services), the Lumina Foundation for Education, and	Vanguard Group (1998–2008).
Oxfam America; Chairman of the Advisory Council
for the College of Arts and Letters and Member	Kathryn J. Hyatt
of the Advisory Board to the Kellogg Institute for	Born 1955. Treasurer Since November 2008. Principal
International Studies at the University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Treasurer of each of
André F. Perold	the investment companies served by The Vanguard
Born 1952. Trustee Since December 2004. Principal	Group since 2008; Assistant Treasurer of each of the
Occupation(s) During the Past Five Years: George	investment companies served by The Vanguard Group
Gund Professor of Finance and Banking at the Harvard	(1988–2008).
Business School (retired July 2011); Chief Investment
Officer and co-Managing Partner of HighVista	Heidi Stam
Strategies LLC (private investment firm); Director of	Born 1956. Secretary Since July 2005. Principal
Rand Merchant Bank; Overseer of the Museum of	Occupation(s) During the Past Five Years: Managing
Fine Arts Boston.	Director of The Vanguard Group, Inc., since 2006;
General Counsel of The Vanguard Group since 2005;
Alfred M. Rankin, Jr.	Secretary of The Vanguard Group and of each of the
Born 1941. Trustee Since January 1993. Principal	investment companies served by The Vanguard Group
Occupation(s) During the Past Five Years: Chairman,	since 2005; Director and Senior Vice President of
President, and Chief Executive Officer of NACCO	Vanguard Marketing Corporation since 2005;
Industries, Inc. (forklift trucks/housewares/lignite);	Principal of The Vanguard Group (1997–2006).
Director of Goodrich Corporation (industrial products/
aircraft systems and services) and the National
Association of Manufacturers; Chairman of the	Vanguard Senior Management Team
Federal Reserve Bank of Cleveland; Vice Chairman
of University Hospitals of Cleveland; President of	R. Gregory Barton	Chris D. McIsaac
the Board of The Cleveland Museum of Art.	Mortimer J. Buckley	Michael S. Miller
	Kathleen C. Gubanich	James M. Norris
Peter F. Volanakis	Paul A. Heller	Glenn W. Reed
Born 1955. Trustee Since July 2009. Principal	Martha G. King	George U. Sauter
Occupation(s) During the Past Five Years: President
and Chief Operating Officer (retired 2010) of Corning
Incorporated (communications equipment); Director of	Chairman Emeritus and Senior Advisor
Corning Incorporated (2000–2010) and Dow Corning
(2001–2010); Overseer of the Amos Tuck School of	John J. Brennan
Business Administration at Dartmouth College.	Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Executive Officers
Founder
Glenn Booraem
Born 1967. Controller Since July 2010. Principal	John C. Bogle
Occupation(s) During the Past Five Years: Principal	Chairman and Chief Executive Officer, 1974–1996
of The Vanguard Group, Inc.; Controller of each of
the investment companies served by The Vanguard
Group since 2010; Assistant Controller of each of
the investment companies served by The Vanguard
Group (2001–2010).

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

The funds or securities referred to herein are not
Fund Information > 800-662-7447	sponsored, endorsed, or promoted by MSCI, and MSCI
Direct Investor Account Services > 800-662-2739	bears no liability with respect to any such funds or
Institutional Investor Services > 800-523-1036	securities. The prospectus or the Statement of
Text Telephone for People	Additional Information contains a more detailed
With Hearing Impairment > 800-749-7273	description of the limited relationship MSCI has with
Vanguard and any related funds.
This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2012 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q480 022012

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
Common Stocks (99.7%)[1]
Consumer Discretionary (13.2%)
*	Panera Bread Co. Class A	442,618	62,608
	Signet Jewelers Ltd.	1,323,772	58,193
	Foot Locker Inc.	2,344,889	55,902
*	GNC Holdings Inc.	1,564,971	45,306
*	Big Lots Inc.	1,145,712	43,262
	Jarden Corp.	1,324,743	39,583
*	Penn National Gaming Inc.	1,016,892	38,713
*	Sally Beauty Holdings Inc.	1,827,734	38,620
	Service Corp. International	3,612,349	38,472
*	Visteon Corp.	746,634	37,287
*	Carter's Inc.	884,919	35,229
	Rent-A-Center Inc.	939,546	34,763
	Brinker International Inc.	1,260,143	33,721
*	Warnaco Group Inc.	655,321	32,792
*	Hanesbrands Inc.	1,480,504	32,364
	John Wiley & Sons Inc. Class A	705,143	31,308
	Aaron's Inc.	1,138,900	30,386
*	Ascena Retail Group Inc.	1,011,325	30,057
*	AMC Networks Inc. Class A	797,023	29,952
	Sotheby's	1,029,382	29,368
	Chico's FAS Inc.	2,624,096	29,232
	Six Flags Entertainment Corp.	665,582	27,449
*	Tenneco Inc.	917,406	27,320
*	Dana Holding Corp.	2,239,898	27,215
*	Life Time Fitness Inc.	580,445	27,136
	Wolverine World Wide Inc.	750,970	26,765
*	Bally Technologies Inc.	675,821	26,736
	Wendy's Co.	4,828,982	25,883
	Cinemark Holdings Inc.	1,392,104	25,740
*	Domino's Pizza Inc.	740,918	25,154
*	Madison Square Garden Co. Class A	851,160	24,377
	Men's Wearhouse Inc.	747,187	24,216
*	Cheesecake Factory Inc.	821,094	24,099
	Brunswick Corp.	1,289,195	23,283
	Vail Resorts Inc.	549,383	23,272
*	Express Inc.	1,151,291	22,957
	Morningstar Inc.	385,163	22,898
	HSN Inc.	626,998	22,735
	Dillard's Inc. Class A	505,998	22,709
^,*	Tesla Motors Inc.	792,182	22,625
*	Genesco Inc.	362,924	22,407
*	Pier 1 Imports Inc.	1,598,381	22,265
	Pool Corp.	735,678	22,144
	Hillenbrand Inc.	955,049	21,317
*	Childrens Place Retail Stores Inc.	393,799	20,919
*	JOS A Bank Clothiers Inc.	424,506	20,699
^,*	Coinstar Inc.	445,488	20,332
*	Steven Madden Ltd.	587,438	20,267
*	Crocs Inc.	1,362,586	20,125
*	ANN Inc.	796,885	19,747
*	Live Nation Entertainment Inc.	2,304,601	19,151
*	Buffalo Wild Wings Inc.	279,925	18,898
*	Hibbett Sports Inc.	416,826	18,832
*	Aeropostale Inc.	1,229,413	18,749
	Thor Industries Inc.	681,550	18,695
	Group 1 Automotive Inc.	360,685	18,684
*	Iconix Brand Group Inc.	1,117,957	18,212
	Meredith Corp.	552,619	18,043
	DSW Inc. Class A	407,937	18,035
^	Strayer Education Inc.	183,168	17,802
	Buckle Inc.	433,498	17,717

1

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
	Cracker Barrel Old Country Store Inc.	350,522	17,670
*	Cabela's Inc.	689,001	17,514
*	DreamWorks Animation SKG Inc. Class A	1,053,460	17,482
*	WMS Industries Inc.	850,298	17,448
	Choice Hotels International Inc.	456,434	17,367
*	BJ's Restaurants Inc.	380,308	17,236
	Monro Muffler Brake Inc.	442,826	17,177
*	Saks Inc.	1,746,304	17,026
*	Select Comfort Corp.	768,830	16,676
*	99 Cents Only Stores	753,327	16,536
*	Vitamin Shoppe Inc.	399,959	15,950
	Bob Evans Farms Inc.	462,710	15,519
^	Regal Entertainment Group Class A	1,297,710	15,495
	Finish Line Inc. Class A	803,358	15,493
	RadioShack Corp.	1,522,307	14,782
*	New York Times Co. Class A	1,901,567	14,699
	Texas Roadhouse Inc. Class A	980,916	14,616
	Regis Corp.	880,739	14,576
	Arbitron Inc.	415,292	14,290
	Matthews International Corp. Class A	446,047	14,019
	Jones Group Inc.	1,311,240	13,834
*	Valassis Communications Inc.	718,734	13,821
*	Helen of Troy Ltd.	447,818	13,748
^,*	Education Management Corp.	487,920	13,657
	Penske Automotive Group Inc.	702,209	13,518
*	Gaylord Entertainment Co.	553,834	13,370
*	Jack in the Box Inc.	636,884	13,311
*	Collective Brands Inc.	924,076	13,279
*	True Religion Apparel Inc.	373,171	12,904
	Scholastic Corp.	426,713	12,789
	Cooper Tire & Rubber Co.	902,306	12,641
*	Liz Claiborne Inc.	1,443,260	12,455
*	Peet's Coffee & Tea Inc.	196,894	12,341
*	American Public Education Inc.	272,043	11,774
*	Orient-Express Hotels Ltd. Class A	1,565,435	11,694
*	Papa John's International Inc.	308,804	11,636
*	iRobot Corp.	368,756	11,007
	Ryland Group Inc.	677,516	10,678
	International Speedway Corp. Class A	417,908	10,594
	PF Chang's China Bistro Inc.	340,769	10,533
	National CineMedia Inc.	841,399	10,433
*	Meritage Homes Corp.	444,925	10,318
	Cato Corp. Class A	423,325	10,244
*	American Axle & Manufacturing Holdings Inc.	1,034,413	10,230
	MDC Holdings Inc.	580,096	10,227
	CEC Entertainment Inc.	296,032	10,198
*	Shutterfly Inc.	448,061	10,198
*	DineEquity Inc.	240,471	10,150
*	Steiner Leisure Ltd.	216,956	9,848
*	Shuffle Master Inc.	826,140	9,682
	Oxford Industries Inc.	213,733	9,644
	Sturm Ruger & Co. Inc.	288,213	9,644
*	Pinnacle Entertainment Inc.	946,538	9,617
*	Asbury Automotive Group Inc.	443,699	9,566
*	Scientific Games Corp. Class A	983,037	9,535
*	Ascent Capital Group Inc. Class A	188,001	9,535
*	La-Z-Boy Inc.	794,099	9,450
*	Office Depot Inc.	4,362,449	9,379
	Ethan Allen Interiors Inc.	395,191	9,370
*	Career Education Corp.	1,163,142	9,270
*	Zumiez Inc.	331,903	9,214
	Sinclair Broadcast Group Inc. Class A	793,059	8,985
	Belo Corp. Class A	1,425,041	8,978
^,*	Vera Bradley Inc.	277,898	8,962

2

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
^,*	Blue Nile Inc.	217,379	8,886
	Churchill Downs Inc.	169,923	8,858
	PEP Boys-Manny Moe & Jack	803,488	8,838
*	Lions Gate Entertainment Corp.	1,046,295	8,705
*	Charming Shoppes Inc.	1,775,694	8,701
	Ameristar Casinos Inc.	497,548	8,603
	Columbia Sportswear Co.	181,512	8,449
*	Interval Leisure Group Inc.	614,468	8,363
	Sonic Automotive Inc. Class A	562,354	8,328
	Fred's Inc. Class A	570,609	8,320
*	Grand Canyon Education Inc.	505,972	8,075
*	Capella Education Co.	219,966	7,930
*	K12 Inc.	434,972	7,803
	Lithia Motors Inc. Class A	347,063	7,587
*	Marriott Vacations Worldwide Corp.	437,601	7,509
*	Drew Industries Inc.	303,215	7,438
	Stage Stores Inc.	530,908	7,374
^,*	Bridgepoint Education Inc.	319,799	7,355
	Stewart Enterprises Inc. Class A	1,265,065	7,287
*	Biglari Holdings Inc.	19,670	7,243
	American Greetings Corp. Class A	576,289	7,209
*	Skechers U.S.A. Inc. Class A	587,217	7,117
*	Dorman Products Inc.	192,559	7,111
^	KB Home	1,057,182	7,104
*	Knology Inc.	488,177	6,932
*	Quiksilver Inc.	1,881,239	6,791
*	Lumber Liquidators Holdings Inc.	380,990	6,728
*	Maidenform Brands Inc.	358,379	6,558
*	G-III Apparel Group Ltd.	256,977	6,401
*	Boyd Gaming Corp.	855,535	6,382
*	Krispy Kreme Doughnuts Inc.	932,571	6,099
*	Red Robin Gourmet Burgers Inc.	219,871	6,090
	Brown Shoe Co. Inc.	678,912	6,042
*	Sonic Corp.	897,464	6,040
*	Ruby Tuesday Inc.	866,233	5,977
*	OfficeMax Inc.	1,311,817	5,956
	Jakks Pacific Inc.	414,049	5,842
	Superior Industries International Inc.	352,005	5,822
*	Modine Manufacturing Co.	604,205	5,716
	Harte-Hanks Inc.	622,491	5,658
	Standard Motor Products Inc.	279,354	5,601
*	Federal-Mogul Corp.	377,138	5,563
	Core-Mark Holding Co. Inc.	139,200	5,512
*	AFC Enterprises Inc.	371,878	5,467
	Callaway Golf Co.	985,722	5,451
^,*	Barnes & Noble Inc.	367,120	5,316
*	Denny's Corp.	1,410,241	5,303
*	Standard Pacific Corp.	1,661,302	5,283
*	America's Car-Mart Inc.	134,685	5,277
*	Rue21 Inc.	242,510	5,238
	Nutrisystem Inc.	403,062	5,212
	Movado Group Inc.	278,086	5,053
	Bebe Stores Inc.	576,951	4,806
*	Bravo Brio Restaurant Group Inc.	279,745	4,798
	Blyth Inc.	81,480	4,628
*	Amerigon Inc.	322,380	4,597
*	Wet Seal Inc. Class A	1,379,658	4,498
*	Digital Generation Inc.	376,584	4,489
*	Universal Technical Institute Inc.	337,169	4,309
	HOT Topic Inc.	650,508	4,300
*	Fuel Systems Solutions Inc.	258,828	4,268
*	Body Central Corp.	169,022	4,219
^,*	hhgregg Inc.	291,221	4,208
*	Arctic Cat Inc.	184,102	4,152

3

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
*	Smith & Wesson Holding Corp.	935,467	4,079
*	Leapfrog Enterprises Inc.	720,903	4,030
	Marcus Corp.	318,994	4,023
^	World Wrestling Entertainment Inc. Class A	425,406	3,965
*	EW Scripps Co. Class A	483,946	3,876
*	Libbey Inc.	302,167	3,850
*	Universal Electronics Inc.	227,656	3,841
*	Systemax Inc.	221,418	3,634
*	Shoe Carnival Inc.	141,067	3,625
	Speedway Motorsports Inc.	220,962	3,387
	PetMed Express Inc.	319,340	3,315
*	Winnebago Industries Inc.	442,941	3,269
*	Kirkland's Inc.	242,171	3,221
*	Stoneridge Inc.	369,303	3,113
*	Stein Mart Inc.	442,353	3,012
	Big 5 Sporting Goods Corp.	284,052	2,966
^,*	Talbots Inc.	1,073,459	2,855
^,*	Beazer Homes USA Inc.	1,148,814	2,849
*	Perry Ellis International Inc.	198,355	2,821
*	Steinway Musical Instruments Inc.	112,533	2,818
	Haverty Furniture Cos. Inc.	254,958	2,799
*	M/I Homes Inc.	284,011	2,727
^,*	Eastman Kodak Co.	4,135,046	2,686
	Weyco Group Inc.	108,385	2,661
^,*	Corinthian Colleges Inc.	1,221,618	2,651
*	Exide Technologies	1,006,938	2,648
*	Journal Communications Inc. Class A	577,066	2,539
	CSS Industries Inc.	125,451	2,499
*	Cumulus Media Inc. Class A	721,399	2,410
	Lincoln Educational Services Corp.	291,010	2,299
^,*	Zagg Inc.	316,244	2,236
^,*	McClatchy Co. Class A	928,251	2,219
*	Entercom Communications Corp. Class A	332,276	2,044
*	Citi Trends Inc.	230,166	2,021
	Martha Stewart Living Omnimedia Class A	449,978	1,980
*	Overstock.com Inc.	250,363	1,963
*	Unifi Inc.	231,357	1,758
*	LIN TV Corp. Class A	398,682	1,686
*	Coldwater Creek Inc.	1,373,793	1,621
*	Kenneth Cole Productions Inc. Class A	149,239	1,580
*	Vitacost.com Inc.	251,656	1,565
*	Isle of Capri Casinos Inc.	327,360	1,529
^,*	Hovnanian Enterprises Inc. Class A	1,028,746	1,492
*	Pacific Sunwear of California Inc.	815,072	1,394
*	Archipelago Learning Inc.	141,601	1,369
*	Sealy Corp.	754,435	1,298
	Christopher & Banks Corp.	550,213	1,288
*	K-Swiss Inc. Class A	422,937	1,235
*	Orbitz Worldwide Inc.	315,924	1,188
*	New York & Co. Inc.	428,336	1,139
*	Tower International Inc.	105,507	1,133
*	Gordmans Stores Inc.	88,655	1,114
*	Furniture Brands International Inc.	754,438	928
*	ReachLocal Inc.	134,733	833
*	School Specialty Inc.	247,992	620
*	Krispy Kreme Doughnuts Inc. Warrants Exp. 3/2/2012	7,748	—
*	J Crew Group Inc. Escrow	2,889	—
			3,035,035
Consumer Staples (3.1%)
	Corn Products International Inc.	1,169,601	61,509
	Nu Skin Enterprises Inc. Class A	855,993	41,576
*	TreeHouse Foods Inc.	546,766	35,748
	Flowers Foods Inc.	1,767,389	33,545
	Casey's General Stores Inc.	579,721	29,861

4

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
	Ruddick Corp.	673,996	28,739
*	United Natural Foods Inc.	701,877	28,082
^	SUPERVALU Inc.	3,233,468	26,256
*	Darling International Inc.	1,783,228	23,699
	Lancaster Colony Corp.	291,992	20,247
*	Hain Celestial Group Inc.	535,823	19,643
	PriceSmart Inc.	273,604	19,040
	B&G Foods Inc. Class A	731,057	17,597
*	Fresh Market Inc.	439,363	17,531
^	Universal Corp.	354,323	16,285
	Fresh Del Monte Produce Inc.	639,289	15,989
	Sanderson Farms Inc.	304,057	15,242
^,*	Boston Beer Co. Inc. Class A	137,357	14,911
	Snyders-Lance Inc.	619,309	13,934
*	Elizabeth Arden Inc.	376,119	13,931
*	Rite Aid Corp.	10,186,662	12,835
	J&J Snack Foods Corp.	227,861	12,140
^	Vector Group Ltd.	667,147	11,849
	Andersons Inc.	269,520	11,767
^	Diamond Foods Inc.	335,917	10,840
^,*	Heckmann Corp.	1,513,624	10,066
*	Spectrum Brands Holdings Inc.	359,214	9,842
	WD-40 Co.	239,956	9,697
*	Prestige Brands Holdings Inc.	768,485	8,661
*	Winn-Dixie Stores Inc.	850,287	7,976
	Cal-Maine Foods Inc.	212,806	7,782
	Weis Markets Inc.	184,203	7,357
	Tootsie Roll Industries Inc.	281,345	6,659
	Spartan Stores Inc.	348,815	6,453
*	Chiquita Brands International Inc.	693,061	5,780
	Nash Finch Co.	185,055	5,418
^,*	Dole Food Co. Inc.	608,065	5,260
*	Smart Balance Inc.	898,935	4,818
*	Pilgrim's Pride Corp.	817,842	4,711
*	Central Garden and Pet Co. Class A	565,117	4,702
	Calavo Growers Inc.	179,654	4,614
^,*	Central European Distribution Corp.	1,053,795	4,610
	Coca-Cola Bottling Co. Consolidated	76,110	4,456
*	Pantry Inc.	349,528	4,184
	Inter Parfums Inc.	255,777	3,980
*	Susser Holdings Corp.	171,832	3,887
^,*	Star Scientific Inc.	1,644,680	3,585
*	USANA Health Sciences Inc.	114,659	3,482
*	Alliance One International Inc.	1,258,865	3,424
*	Nature's Sunshine Products Inc.	189,012	2,933
^,*	Medifast Inc.	211,105	2,896
	National Beverage Corp.	175,512	2,821
*	Revlon Inc. Class A	186,013	2,766
	Village Super Market Inc. Class A	88,636	2,522
*	Seneca Foods Corp. Class A	94,528	2,441
	Ingles Markets Inc. Class A	156,618	2,359
*	Central Garden and Pet Co.	189,560	1,547
*	Schiff Nutrition International Inc.	130,890	1,401
*	Primo Water Corp.	284,750	866
	Farmer Bros Co.	109,078	833
			717,585
Energy (6.0%)
*	Oil States International Inc.	782,358	59,749
	World Fuel Services Corp.	1,084,234	45,516
	Tidewater Inc.	790,858	38,989
	CARBO Ceramics Inc.	300,060	37,006
*	Kodiak Oil & Gas Corp.	3,830,985	36,394
*	Atwood Oceanics Inc.	890,702	35,441
*	Rosetta Resources Inc.	808,174	35,156

5

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
*	Superior Energy Services Inc.	1,216,621	34,601
*	Energy XXI Bermuda Ltd.	1,048,998	33,442
*	Complete Production Services Inc.	966,747	32,444
*	Dril-Quip Inc.	488,378	32,145
	Lufkin Industries Inc.	464,202	31,245
*	Key Energy Services Inc.	1,962,789	30,364
	Berry Petroleum Co. Class A	709,512	29,814
*	Unit Corp.	623,772	28,943
*	SEACOR Holdings Inc.	313,950	27,929
	Bristow Group Inc.	557,092	26,401
*	CVR Energy Inc.	1,318,971	24,704
*	Bill Barrett Corp.	724,361	24,679
*	Helix Energy Solutions Group Inc.	1,533,379	24,227
*	Forest Oil Corp.	1,742,358	23,609
*	Oasis Petroleum Inc.	774,592	22,533
*	McMoRan Exploration Co.	1,448,392	21,074
*	Gulfport Energy Corp.	713,286	21,006
^,*	Northern Oil and Gas Inc.	865,486	20,754
*	Swift Energy Co.	647,895	19,255
*	Gran Tierra Energy Inc.	3,982,433	19,116
*	Cloud Peak Energy Inc.	929,615	17,960
*	Stone Energy Corp.	673,147	17,758
*	Enbridge Energy Management LLC	489,004	16,998
*	Cheniere Energy Inc.	1,839,999	15,990
*	Gulfmark Offshore Inc.	364,356	15,307
*	Hornbeck Offshore Services Inc.	491,682	15,252
*	Carrizo Oil & Gas Inc.	569,514	15,007
*	SemGroup Corp. Class A	570,339	14,863
	Targa Resources Corp.	354,851	14,439
*	Newpark Resources Inc.	1,389,979	13,205
*	Petroleum Development Corp.	359,834	12,634
	RPC Inc.	678,725	12,387
*	Parker Drilling Co.	1,694,661	12,151
	W&T Offshore Inc.	567,994	12,047
*	Patriot Coal Corp.	1,393,305	11,801
*	Approach Resources Inc.	395,952	11,645
*	ION Geophysical Corp.	1,893,452	11,607
*	Contango Oil & Gas Co.	190,729	11,097
*	Western Refining Inc.	831,286	11,048
*	Tetra Technologies Inc.	1,177,465	10,998
*	Comstock Resources Inc.	690,576	10,566
*	Quicksilver Resources Inc.	1,435,812	9,634
^,*	Clean Energy Fuels Corp.	751,410	9,363
^,*	Magnum Hunter Resources Corp.	1,733,616	9,344
*	Clayton Williams Energy Inc.	120,477	9,142
*	Basic Energy Services Inc.	452,782	8,920
*	Pioneer Drilling Co.	892,998	8,644
*	Lone Pine Resources Inc.	1,230,804	8,628
*	Exterran Holdings Inc.	925,690	8,424
	Crosstex Energy Inc.	647,110	8,179
*	GeoResources Inc.	271,430	7,956
*	Hercules Offshore Inc.	1,785,360	7,927
*	Resolute Energy Corp.	696,284	7,520
*	Rex Energy Corp.	507,254	7,487
*	Energy Partners Ltd.	429,556	6,272
*	Tesco Corp.	495,196	6,259
	Gulf Island Fabrication Inc.	207,974	6,075
^,*	Petroquest Energy Inc.	866,607	5,720
^,*	Goodrich Petroleum Corp.	413,270	5,674
*	OYO Geospace Corp.	72,553	5,611
^,*	Hyperdynamics Corp.	2,254,090	5,523
^,*	ATP Oil & Gas Corp.	708,492	5,214
*	Vaalco Energy Inc.	826,463	4,992
^	Overseas Shipholding Group Inc.	441,360	4,824

6

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
*	Dawson Geophysical Co.	120,564	4,766
*	PHI Inc.	189,985	4,721
*	Endeavour International Corp.	515,971	4,484
*	Rentech Inc.	3,405,984	4,462
^,*	Abraxas Petroleum Corp.	1,329,796	4,388
^,*	BPZ Resources Inc.	1,412,574	4,012
*	Triangle Petroleum Corp.	654,012	3,904
*	FX Energy Inc.	798,912	3,835
*	Matrix Service Co.	402,481	3,799
*	James River Coal Co.	541,584	3,748
	Penn Virginia Corp.	695,713	3,680
^,*	Harvest Natural Resources Inc.	493,436	3,642
^,*	TransAtlantic Petroleum Ltd.	2,779,117	3,641
^,*	Amyris Inc.	307,906	3,553
^,*	Houston American Energy Corp.	284,371	3,466
*	Warren Resources Inc.	1,032,222	3,365
*	Cal Dive International Inc.	1,447,971	3,258
^,*	Uranium Energy Corp.	1,060,210	3,244
*	Green Plains Renewable Energy Inc.	332,152	3,242
*	Venoco Inc.	468,161	3,169
*	Vantage Drilling Co.	2,425,882	2,814
*	Gastar Exploration Ltd.	884,711	2,813
*	Solazyme Inc.	226,162	2,691
*	Willbros Group Inc.	624,928	2,293
	Delek US Holdings Inc.	178,196	2,033
^,*	USEC Inc.	1,780,955	2,030
*	Global Geophysical Services Inc.	282,191	1,896
*	RigNet Inc.	94,930	1,589
	Alon USA Energy Inc.	171,569	1,494
*	Gevo Inc.	119,712	753
*	Oilsands Quest Inc.	9,004,390	403
*	Delta Petroleum Corp.	150,068	14
*	Magnum Hunter Resources Corp. Warrants	108,173	—
			1,365,830
Financials (21.2%)
	BRE Properties Inc.	1,139,158	57,505
	Arthur J Gallagher & Co.	1,715,212	57,357
	Senior Housing Properties Trust	2,460,863	55,222
	Taubman Centers Inc.	882,348	54,794
	First Niagara Financial Group Inc.	5,301,909	45,755
	East West Bancorp Inc.	2,269,877	44,830
	American Campus Communities Inc.	1,059,828	44,470
	BioMed Realty Trust Inc.	2,344,618	42,391
	Apartment Investment & Management Co.	1,841,297	42,184
*	Signature Bank	702,152	42,122
	Home Properties Inc.	727,993	41,911
	National Retail Properties Inc.	1,576,039	41,576
	Equity Lifestyle Properties Inc.	589,255	39,297
	Hancock Holding Co.	1,226,331	39,206
	Tanger Factory Outlet Centers	1,309,527	38,395
	MFA Financial Inc.	5,428,867	36,482
	Mack-Cali Realty Corp.	1,326,787	35,412
	Mid-America Apartment Communities Inc.	566,038	35,406
*	American Capital Ltd.	5,260,033	35,400
	ProAssurance Corp.	442,879	35,351
	Allied World Assurance Co. Holdings AG	551,961	34,735
*	E*Trade Financial Corp.	4,347,292	34,604
	Kilroy Realty Corp.	891,066	33,923
	CBL & Associates Properties Inc.	2,148,246	33,727
	Douglas Emmett Inc.	1,848,020	33,708
	Post Properties Inc.	769,237	33,631
	Delphi Financial Group Inc.	750,843	33,262
	Extra Space Storage Inc.	1,364,876	33,071
	Highwoods Properties Inc.	1,103,516	32,741

7

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
	Waddell & Reed Financial Inc. Class A	1,311,893	32,496
	Bank of Hawaii Corp.	718,164	31,951
*	SVB Financial Group	658,632	31,410
	LaSalle Hotel Properties	1,296,721	31,394
	CapitalSource Inc.	4,673,894	31,315
	Entertainment Properties Trust	711,126	31,083
	Valley National Bancorp	2,461,274	30,446
	Omega Healthcare Investors Inc.	1,571,243	30,404
	Hatteras Financial Corp.	1,145,834	30,216
	Fulton Financial Corp.	3,044,934	29,871
	Associated Banc-Corp	2,642,582	29,518
	Capitol Federal Financial Inc.	2,552,628	29,457
	Protective Life Corp.	1,290,653	29,117
	Aspen Insurance Holdings Ltd.	1,079,464	28,606
	Washington Real Estate Investment Trust	1,006,107	27,517
	Prosperity Bancshares Inc.	678,801	27,390
	Alleghany Corp.	94,518	26,965
	Alterra Capital Holdings Ltd.	1,128,412	26,664
	Starwood Property Trust Inc.	1,423,121	26,342
	Colonial Properties Trust	1,257,021	26,221
^,*	MBIA Inc.	2,248,847	26,064
	FirstMerit Corp.	1,664,464	25,183
	StanCorp Financial Group Inc.	678,576	24,938
*	Stifel Financial Corp.	777,502	24,919
	Invesco Mortgage Capital Inc.	1,757,949	24,699
	DiamondRock Hospitality Co.	2,550,356	24,585
	RLJ Lodging Trust	1,457,971	24,538
*	Forest City Enterprises Inc. Class A	2,058,707	24,334
	Hanover Insurance Group Inc.	692,648	24,208
*	CNO Financial Group Inc.	3,800,352	23,980
	TCF Financial Corp.	2,310,625	23,846
	Washington Federal Inc.	1,680,201	23,506
	Corporate Office Properties Trust	1,095,501	23,290
	Webster Financial Corp.	1,133,422	23,110
	DuPont Fabros Technology Inc.	951,277	23,040
	Kemper Corp.	782,768	22,865
	Iberiabank Corp.	460,437	22,700
	Trustmark Corp.	927,879	22,538
*	Ocwen Financial Corp.	1,536,624	22,250
	Healthcare Realty Trust Inc.	1,185,539	22,039
	FNB Corp.	1,935,026	21,885
*	Popular Inc.	15,600,822	21,685
^	Federated Investors Inc. Class B	1,429,527	21,657
	Umpqua Holdings Corp.	1,744,788	21,618
	Endurance Specialty Holdings Ltd.	555,356	21,242
	CommonWealth REIT	1,274,159	21,202
	RLI Corp.	288,862	21,046
	Cash America International Inc.	446,613	20,826
	First American Financial Corp.	1,604,545	20,330
	Susquehanna Bancshares Inc.	2,388,145	20,013
	Two Harbors Investment Corp.	2,141,221	19,785
	Brandywine Realty Trust	2,064,221	19,610
	Northwest Bancshares Inc.	1,572,981	19,568
^	United Bankshares Inc.	688,047	19,451
	Platinum Underwriters Holdings Ltd.	568,378	19,387
	Apollo Investment Corp.	2,990,993	19,262
	DCT Industrial Trust Inc.	3,749,173	19,196
	Westamerica Bancorporation	435,182	19,104
	Mercury General Corp.	418,204	19,078
	Potlatch Corp.	613,080	19,073
	CubeSmart	1,733,026	18,439
	UMB Financial Corp.	494,055	18,404
	Sovran Self Storage Inc.	422,632	18,034
	Janus Capital Group Inc.	2,846,165	17,959

8

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
*	Ezcorp Inc. Class A	680,772	17,952
	EastGroup Properties Inc.	412,816	17,949
*	Howard Hughes Corp.	405,183	17,897
*	Portfolio Recovery Associates Inc.	261,110	17,630
*	Texas Capital Bancshares Inc.	569,503	17,432
	Primerica Inc.	742,356	17,252
	Cathay General Bancorp	1,139,777	17,017
	Synovus Financial Corp.	12,068,501	17,017
*	Knight Capital Group Inc. Class A	1,437,350	16,989
*	World Acceptance Corp.	229,487	16,867
	Old National Bancorp	1,445,624	16,842
	Medical Properties Trust Inc.	1,704,326	16,822
	PS Business Parks Inc.	301,635	16,720
	Montpelier Re Holdings Ltd.	939,545	16,677
	National Penn Bancshares Inc.	1,967,156	16,603
^	CYS Investments Inc.	1,259,700	16,552
	Equity One Inc.	962,109	16,337
^	Lexington Realty Trust	2,167,899	16,238
	Capstead Mortgage Corp.	1,287,625	16,018
	National Health Investors Inc.	359,341	15,804
^	Prospect Capital Corp.	1,667,846	15,494
^,*	St. Joe Co.	1,055,960	15,480
	Wintrust Financial Corp.	542,112	15,206
	International Bancshares Corp.	824,176	15,111
	Glimcher Realty Trust	1,639,419	15,083
*	Altisource Portfolio Solutions SA	299,035	15,006
	Pebblebrook Hotel Trust	776,478	14,893
*	First Cash Financial Services Inc.	423,454	14,859
	Community Bank System Inc.	533,494	14,831
	First Financial Bancorp	888,872	14,791
*	Sunstone Hotel Investors Inc.	1,805,692	14,716
	Selective Insurance Group Inc.	826,332	14,651
	Greenhill & Co. Inc.	399,926	14,545
	LTC Properties Inc.	462,892	14,285
	Education Realty Trust Inc.	1,374,785	14,064
	First Citizens BancShares Inc. Class A	80,071	14,012
	Argo Group International Holdings Ltd.	476,854	13,810
	MB Financial Inc.	789,548	13,501
*	Enstar Group Ltd.	135,891	13,345
	Glacier Bancorp Inc.	1,097,136	13,199
	Acadia Realty Trust	649,666	13,084
	CVB Financial Corp.	1,294,775	12,987
	Government Properties Income Trust	573,796	12,939
*	Credit Acceptance Corp.	156,513	12,878
*	First Industrial Realty Trust Inc.	1,255,358	12,842
	First Financial Bankshares Inc.	383,792	12,830
	Anworth Mortgage Asset Corp.	2,015,665	12,658
	BancorpSouth Inc.	1,146,337	12,633
	Bank of the Ozarks Inc.	417,370	12,367
^	Park National Corp.	187,909	12,225
	Redwood Trust Inc.	1,200,817	12,224
	MarketAxess Holdings Inc.	405,247	12,202
*	Strategic Hotels & Resorts Inc.	2,265,546	12,166
	Tower Group Inc.	597,552	12,053
	Solar Capital Ltd.	529,013	11,686
	Columbia Banking System Inc.	602,508	11,610
*	Financial Engines Inc.	516,619	11,536
	CreXus Investment Corp.	1,110,494	11,527
	Alexander's Inc.	31,146	11,525
	First Midwest Bancorp Inc.	1,136,256	11,510
	Astoria Financial Corp.	1,353,089	11,488
	Symetra Financial Corp.	1,265,955	11,482
	Hersha Hospitality Trust Class A	2,332,622	11,383
	Sun Communities Inc.	311,566	11,382

9

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2011

		Market
		Value
	Shares	($000)
* DFC Global Corp.	629,757	11,373
NBT Bancorp Inc.	512,477	11,341
Franklin Street Properties Corp.	1,118,191	11,126
Provident Financial Services Inc.	830,113	11,115
Nelnet Inc. Class A	452,120	11,063
* Greenlight Capital Re Ltd. Class A	462,572	10,949
PrivateBancorp Inc. Class A	985,892	10,825
* BBCN Bancorp Inc.	1,130,090	10,679
Infinity Property & Casualty Corp.	186,439	10,579
Fifth Street Finance Corp.	1,104,170	10,567
Harleysville Group Inc.	186,430	10,546
Employers Holdings Inc.	577,480	10,447
American Assets Trust Inc.	509,300	10,446
Oritani Financial Corp.	815,161	10,410
* Investors Bancorp Inc.	771,211	10,396
Interactive Brokers Group Inc.	695,070	10,384
Inland Real Estate Corp.	1,355,619	10,316
* MGIC Investment Corp.	2,761,847	10,302
* Green Dot Corp. Class A	324,205	10,122
Associated Estates Realty Corp.	633,592	10,106
^ ARMOUR Residential REIT Inc.	1,414,867	9,975
First Potomac Realty Trust	763,503	9,964
BankUnited Inc.	445,053	9,787
Amtrust Financial Services Inc.	411,377	9,770
Evercore Partners Inc. Class A	363,272	9,670
* PHH Corp.	859,353	9,195
Cousins Properties Inc.	1,423,673	9,126
Investors Real Estate Trust	1,239,309	9,041
Home Bancshares Inc.	347,620	9,007
American Equity Investment Life Holding Co.	862,989	8,975
American National Insurance Co.	122,705	8,961
Chemical Financial Corp.	418,853	8,930
* National Financial Partners Corp.	652,881	8,827
Retail Opportunity Investments Corp.	742,443	8,791
PacWest Bancorp	459,628	8,710
* Navigators Group Inc.	182,029	8,679
BlackRock Kelso Capital Corp.	1,060,334	8,652
Walter Investment Management Corp.	421,667	8,648
^ Cohen & Steers Inc.	296,005	8,555
Boston Private Financial Holdings Inc.	1,070,739	8,502
Independent Bank Corp.	311,016	8,488
Pennsylvania Real Estate Investment Trust	807,032	8,425
First Commonwealth Financial Corp.	1,599,234	8,412
S&T Bancorp Inc.	427,920	8,366
Horace Mann Educators Corp.	608,262	8,339
* Forestar Group Inc.	541,448	8,192
Meadowbrook Insurance Group Inc.	765,236	8,173
Oriental Financial Group Inc.	670,569	8,121
* Pinnacle Financial Partners Inc.	494,702	7,989
Safety Insurance Group Inc.	196,868	7,969
Trustco Bank Corp. NY	1,419,155	7,961
* Sterling Financial Corp.	472,489	7,891
Colony Financial Inc.	501,261	7,875
City Holding Co.	229,578	7,780
FBL Financial Group Inc. Class A	228,465	7,772
KBW Inc.	505,827	7,678
Main Street Capital Corp.	358,742	7,620
Brookline Bancorp Inc.	901,398	7,608
Flagstone Reinsurance Holdings SA	908,406	7,531
WesBanco Inc.	385,855	7,513
Maiden Holdings Ltd.	822,932	7,209
Newcastle Investment Corp.	1,549,736	7,206
Chesapeake Lodging Trust	464,944	7,188
Universal Health Realty Income Trust	183,016	7,138

10

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
*	Encore Capital Group Inc.	335,583	7,135
	PennyMac Mortgage Investment Trust	422,892	7,028
	PennantPark Investment Corp.	695,143	7,014
*	Western Alliance Bancorp	1,125,453	7,012
*	Citizens Republic Bancorp Inc.	612,321	6,980
	NorthStar Realty Finance Corp.	1,459,957	6,964
	ViewPoint Financial Group	531,394	6,913
	BGC Partners Inc. Class A	1,161,862	6,901
*	Virtus Investment Partners Inc.	89,839	6,829
	Advance America Cash Advance Centers Inc.	759,263	6,795
	Sabra Health Care REIT Inc.	560,678	6,779
	United Fire & Casualty Co.	335,544	6,771
*	Investment Technology Group Inc.	625,579	6,763
^,*	iStar Financial Inc.	1,263,695	6,685
	Saul Centers Inc.	187,710	6,649
	Ashford Hospitality Trust Inc.	830,215	6,642
*	State Bank Financial Corp.	432,607	6,537
*	AMERISAFE Inc.	280,937	6,532
	Triangle Capital Corp.	337,440	6,452
	Sandy Spring Bancorp Inc.	367,583	6,451
	Berkshire Hills Bancorp Inc.	290,074	6,437
*	PICO Holdings Inc.	311,705	6,415
	Hercules Technology Growth Capital Inc.	668,975	6,315
	Duff & Phelps Corp. Class A	434,184	6,296
	SCBT Financial Corp.	213,465	6,193
	Simmons First National Corp. Class A	224,941	6,116
	Lakeland Financial Corp.	234,837	6,075
	Resource Capital Corp.	1,078,594	6,051
	Community Trust Bancorp Inc.	199,799	5,878
*	Citizens Inc.	597,302	5,788
	Ramco-Gershenson Properties Trust	588,059	5,781
	Flushing Financial Corp.	456,671	5,768
	Renasant Corp.	382,257	5,734
	Dime Community Bancshares Inc.	453,754	5,717
	Getty Realty Corp.	407,456	5,684
*	Piper Jaffray Cos.	278,443	5,625
	First Busey Corp.	1,122,696	5,613
	1st Source Corp.	221,574	5,612
*	Tejon Ranch Co.	228,343	5,590
*	INTL. FCStone Inc.	236,202	5,567
*	FelCor Lodging Trust Inc.	1,805,001	5,505
*	Hilltop Holdings Inc.	646,277	5,461
	Coresite Realty Corp.	302,791	5,396
	Excel Trust Inc.	448,740	5,385
*	Central Pacific Financial Corp.	413,733	5,345
	First Financial Corp.	160,485	5,341
	Dynex Capital Inc.	584,547	5,337
	Southside Bancshares Inc.	238,287	5,161
*	HFF Inc. Class A	493,543	5,098
	Tompkins Financial Corp.	132,108	5,087
	Hudson Valley Holding Corp.	237,454	5,039
	Washington Trust Bancorp Inc.	210,958	5,033
	National Western Life Insurance Co. Class A	36,600	4,983
*	Safeguard Scientifics Inc.	315,470	4,981
	Kennedy-Wilson Holdings Inc.	466,470	4,935
	OneBeacon Insurance Group Ltd. Class A	319,953	4,924
*	eHealth Inc.	326,469	4,799
	Radian Group Inc.	2,031,720	4,754
	Epoch Holding Corp.	213,682	4,750
	Urstadt Biddle Properties Inc. Class A	260,627	4,712
	Campus Crest Communities Inc.	468,160	4,710
	MCG Capital Corp.	1,174,976	4,688
	Rockville Financial Inc.	449,979	4,662
*	Beneficial Mutual Bancorp Inc.	553,962	4,631

11

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2011

		Market
		Value
	Shares	($000)
Winthrop Realty Trust	452,355	4,600
GFI Group Inc.	1,109,924	4,573
Cardinal Financial Corp.	419,107	4,501
^ TowneBank	365,960	4,479
Tower Bancorp Inc.	155,596	4,441
* Netspend Holdings Inc.	544,388	4,415
* West Coast Bancorp	279,783	4,365
* ICG Group Inc.	563,769	4,352
Hudson Pacific Properties Inc.	306,982	4,347
TICC Capital Corp.	498,043	4,308
Union First Market Bankshares Corp.	317,476	4,219
* Global Indemnity plc	209,903	4,162
Kite Realty Group Trust	920,675	4,152
* Ladenburg Thalmann Financial Services Inc.	1,673,387	4,150
^ Northfield Bancorp Inc.	290,059	4,107
SY Bancorp Inc.	199,726	4,100
Sterling Bancorp	471,214	4,071
Monmouth Real Estate Investment Corp. Class A	442,514	4,049
MVC Capital Inc.	347,155	4,024
CapLease Inc.	984,903	3,979
Arrow Financial Corp.	169,305	3,969
StellarOne Corp.	347,267	3,952
Bancfirst Corp.	104,430	3,920
Summit Hotel Properties Inc.	415,077	3,918
* NewStar Financial Inc.	382,085	3,886
Calamos Asset Management Inc. Class A	306,540	3,835
Cedar Realty Trust Inc.	880,432	3,795
WSFS Financial Corp.	104,772	3,768
* Eagle Bancorp Inc.	256,898	3,735
Capital Southwest Corp.	45,557	3,715
Provident New York Bancorp	550,130	3,653
Camden National Corp.	110,980	3,618
Republic Bancorp Inc. Class A	156,026	3,573
Univest Corp. of Pennsylvania	242,544	3,551
United Financial Bancorp Inc.	220,516	3,548
* Wilshire Bancorp Inc.	976,114	3,543
First Connecticut Bancorp Inc.	272,099	3,540
Apollo Commercial Real Estate Finance Inc.	265,946	3,492
Great Southern Bancorp Inc.	143,266	3,380
State Auto Financial Corp.	244,932	3,329
Parkway Properties Inc.	336,278	3,316
GAMCO Investors Inc.	75,804	3,297
Stewart Information Services Corp.	277,353	3,203
* Walker & Dunlop Inc.	253,302	3,181
Cogdell Spencer Inc.	737,430	3,134
^ Golub Capital BDC Inc.	198,032	3,070
First Interstate Bancsystem Inc.	233,949	3,048
SWS Group Inc.	441,383	3,032
Westwood Holdings Group Inc.	82,759	3,025
Lakeland Bancorp Inc.	348,677	3,006
* Phoenix Cos. Inc.	1,766,470	2,968
Territorial Bancorp Inc.	149,367	2,950
Trico Bancshares	206,192	2,932
CoBiz Financial Inc.	506,090	2,920
Presidential Life Corp.	291,909	2,916
First Community Bancshares Inc.	231,266	2,886
* United Community Banks Inc.	410,255	2,868
Westfield Financial Inc.	380,475	2,800
* Cowen Group Inc. Class A	1,057,744	2,740
Heartland Financial USA Inc.	174,514	2,677
Baldwin & Lyons Inc.	120,240	2,621
First Bancorp	230,298	2,568
National Interstate Corp.	103,009	2,541
Oppenheimer Holdings Inc. Class A	154,128	2,481

12

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
	Artio Global Investors Inc. Class A	504,788	2,463
	Home Federal Bancorp Inc.	220,488	2,293
	Kansas City Life Insurance Co.	69,369	2,277
	Bank Mutual Corp.	674,902	2,146
	First Financial Holdings Inc.	237,403	2,120
	THL Credit Inc.	155,338	1,897
*	Gleacher & Co. Inc.	1,113,417	1,871
*	Doral Financial Corp.	1,858,545	1,777
	Donegal Group Inc. Class A	122,964	1,741
*	Flagstar Bancorp Inc.	3,410,917	1,723
*	Southwest Bancorp Inc.	283,817	1,692
	EMC Insurance Group Inc.	79,203	1,629
	Suffolk Bancorp	149,253	1,610
^	Capital City Bank Group Inc.	158,079	1,510
*	FBR & Co.	699,473	1,434
	Crawford & Co. Class B	189,844	1,169
	Roma Financial Corp.	116,437	1,146
*	First Marblehead Corp.	936,706	1,096
	Crawford & Co. Class A	243,921	993
	Urstadt Biddle Properties Inc.	57,942	976
^	Life Partners Holdings Inc.	143,203	925
*	Avatar Holdings Inc.	126,810	911
	Pzena Investment Management Inc. Class A	139,712	605
^,*	Hampton Roads Bankshares Inc.	158,874	435
*	PMI Group Inc.	1,945,272	53
*	CSF Holdings Inc. Contingent Litigation Rights	29,125	—
			4,855,942
Health Care (12.0%)
*	BioMarin Pharmaceutical Inc.	1,704,524	58,602
*	Healthspring Inc.	983,189	53,623
*	Mednax Inc.	743,288	53,524
	Cooper Cos. Inc.	727,546	51,307
*	AMERIGROUP Corp.	756,685	44,705
*	Salix Pharmaceuticals Ltd.	900,501	43,089
*	Onyx Pharmaceuticals Inc.	968,571	42,569
*	HMS Holdings Corp.	1,292,136	41,323
*	Health Net Inc.	1,357,817	41,305
	Teleflex Inc.	620,017	38,001
*	United Therapeutics Corp.	799,993	37,800
*	Sirona Dental Systems Inc.	856,721	37,730
*	Questcor Pharmaceuticals Inc.	902,281	37,517
*	Tenet Healthcare Corp.	7,217,995	37,028
*	Cubist Pharmaceuticals Inc.	931,317	36,899
	Techne Corp.	536,896	36,649
*	Catalyst Health Solutions Inc.	684,128	35,575
	PerkinElmer Inc.	1,723,592	34,472
*	WellCare Health Plans Inc.	651,155	34,186
*	Cepheid Inc.	955,669	32,885
	Hill-Rom Holdings Inc.	962,472	32,426
*	Viropharma Inc.	1,157,431	31,702
	Medicis Pharmaceutical Corp. Class A	934,376	31,068
*	Thoratec Corp.	910,438	30,554
*	Centene Corp.	766,743	30,355
*	LifePoint Hospitals Inc.	792,386	29,437
*	Ariad Pharmaceuticals Inc.	2,351,768	28,809
*	Health Management Associates Inc. Class A	3,872,328	28,539
*	Brookdale Senior Living Inc. Class A	1,579,862	27,474
*	Myriad Genetics Inc.	1,296,502	27,149
*	Theravance Inc.	1,227,153	27,120
	Owens & Minor Inc.	971,561	27,000
	STERIS Corp.	903,082	26,930
^,*	Incyte Corp. Ltd.	1,731,177	25,985
*	Alkermes plc	1,487,398	25,821
*	HealthSouth Corp.	1,451,785	25,653

13

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
*	athenahealth Inc.	506,366	24,873
^,*	Seattle Genetics Inc.	1,485,862	24,836
*	VCA Antech Inc.	1,253,405	24,755
*	Haemonetics Corp.	392,618	24,036
*	Medivation Inc.	505,212	23,295
*	Magellan Health Services Inc.	469,190	23,211
	Quality Systems Inc.	624,714	23,108
*	Amylin Pharmaceuticals Inc.	2,000,300	22,763
*	Align Technology Inc.	956,373	22,690
*	Zoll Medical Corp.	337,210	21,305
*	PSS World Medical Inc.	811,908	19,640
	West Pharmaceutical Services Inc.	513,692	19,495
*	Charles River Laboratories International Inc.	705,189	19,273
*	Impax Laboratories Inc.	952,828	19,219
*	Volcano Corp.	800,751	19,050
*	PAREXEL International Corp.	899,840	18,663
*	Par Pharmaceutical Cos. Inc.	556,898	18,227
^,*	Dendreon Corp.	2,271,152	17,261
	Chemed Corp.	326,588	16,725
*	Masimo Corp.	822,878	15,375
*	Medicines Co.	824,058	15,360
*	Air Methods Corp.	174,090	14,702
*	Auxilium Pharmaceuticals Inc.	731,495	14,579
*	Acorda Therapeutics Inc.	605,060	14,425
*	Bruker Corp.	1,138,451	14,140
*	Immunogen Inc.	1,165,318	13,494
*	Arthrocare Corp.	418,686	13,264
	PDL BioPharma Inc.	2,132,829	13,224
^,*	Vivus Inc.	1,355,726	13,218
*	Insulet Corp.	685,390	12,906
*	Cyberonics Inc.	384,140	12,869
*	Amsurg Corp. Class A	477,332	12,430
*	Pharmacyclics Inc.	834,772	12,371
*	Luminex Corp.	580,655	12,327
*	MWI Veterinary Supply Inc.	182,027	12,094
*	Halozyme Therapeutics Inc.	1,264,701	12,027
^,*	Accretive Health Inc.	520,611	11,964
*	NxStage Medical Inc.	668,484	11,886
*	Spectrum Pharmaceuticals Inc.	811,584	11,873
	Meridian Bioscience Inc.	626,230	11,798
*	Momenta Pharmaceuticals Inc.	663,604	11,540
*	IPC The Hospitalist Co. Inc.	250,541	11,455
*	SonoSite Inc.	211,867	11,411
*	Akorn Inc.	1,010,733	11,239
*	CONMED Corp.	435,817	11,187
^,*	MAKO Surgical Corp.	442,589	11,158
*	Jazz Pharmaceuticals Inc.	286,550	11,069
	Analogic Corp.	191,411	10,972
*	Opko Health Inc.	2,196,559	10,763
*	InterMune Inc.	838,708	10,568
*	Isis Pharmaceuticals Inc.	1,444,422	10,414
*	Neogen Corp.	337,906	10,353
*	Ironwood Pharmaceuticals Inc.	861,558	10,313
^,*	HeartWare International Inc.	148,631	10,256
*	Wright Medical Group Inc.	601,133	9,919
*	Team Health Holdings Inc.	449,278	9,916
*	Orthofix International NV	280,664	9,888
*	Nektar Therapeutics	1,745,556	9,766
*	Integra LifeSciences Holdings Corp.	314,789	9,705
*	Abaxis Inc.	347,983	9,629
*	DexCom Inc.	1,026,864	9,560
*	Molina Healthcare Inc.	421,619	9,415
*	Kindred Healthcare Inc.	794,979	9,357
*	Exelixis Inc.	1,967,167	9,315

14

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
*	ABIOMED Inc.	499,265	9,221
*	NPS Pharmaceuticals Inc.	1,311,440	8,642
*	ICU Medical Inc.	191,534	8,619
*	Hanger Orthopedic Group Inc.	460,006	8,598
*	Rigel Pharmaceuticals Inc.	1,086,517	8,573
*	Omnicell Inc.	505,095	8,344
^,*	Optimer Pharmaceuticals Inc.	674,510	8,256
	Computer Programs & Systems Inc.	160,095	8,182
*	Merit Medical Systems Inc.	607,039	8,122
*	Micromet Inc.	1,121,867	8,066
*	AVEO Pharmaceuticals Inc.	460,234	7,916
*	Greatbatch Inc.	356,563	7,880
*	Idenix Pharmaceuticals Inc.	1,045,186	7,781
*	Emeritus Corp.	438,456	7,677
*	NuVasive Inc.	607,406	7,647
	Landauer Inc.	143,657	7,398
*	Endologix Inc.	612,752	7,034
*	Medidata Solutions Inc.	320,368	6,968
*	Select Medical Holdings Corp.	820,773	6,960
*	Exact Sciences Corp.	852,350	6,921
*	Quidel Corp.	455,364	6,890
	Invacare Corp.	447,342	6,840
*	Dynavax Technologies Corp.	2,053,974	6,819
*	PharMerica Corp.	446,931	6,784
*	Sequenom Inc.	1,512,909	6,732
*	MedAssets Inc.	718,342	6,645
	Universal American Corp.	519,188	6,599
*	Emergent Biosolutions Inc.	382,764	6,446
*	Neurocrine Biosciences Inc.	758,303	6,446
*	Bio-Reference Labs Inc.	383,643	6,242
	Cantel Medical Corp.	223,055	6,230
*	OraSure Technologies Inc.	681,321	6,207
*	Ardea Biosciences Inc.	367,933	6,185
*	AMAG Pharmaceuticals Inc.	323,111	6,110
*	Triple-S Management Corp. Class B	303,343	6,073
	Atrion Corp.	24,689	5,931
*	Conceptus Inc.	452,631	5,721
*	Genomic Health Inc.	224,914	5,711
*	Staar Surgical Co.	544,025	5,707
*	Hi-Tech Pharmacal Co. Inc.	145,685	5,666
*	AngioDynamics Inc.	381,152	5,645
*	Corvel Corp.	105,684	5,465
*	HealthStream Inc.	289,593	5,343
	National Healthcare Corp.	126,578	5,304
*	Achillion Pharmaceuticals Inc.	691,205	5,267
^,*	Sunrise Senior Living Inc.	791,143	5,127
	Ensign Group Inc.	207,976	5,095
*	Amedisys Inc.	446,205	4,868
*	Vanguard Health Systems Inc.	469,777	4,801
	Assisted Living Concepts Inc. Class A	305,400	4,547
*	ExamWorks Group Inc.	475,874	4,511
*	Alnylam Pharmaceuticals Inc.	552,841	4,506
*	Symmetry Medical Inc.	553,792	4,425
*	Arqule Inc.	778,348	4,390
*	Depomed Inc.	847,057	4,388
*	Natus Medical Inc.	446,701	4,212
*	Affymetrix Inc.	1,018,979	4,168
*	Progenics Pharmaceuticals Inc.	487,980	4,167
*	Arena Pharmaceuticals Inc.	2,224,830	4,160
*	Accuray Inc.	977,115	4,133
*	Raptor Pharmaceutical Corp.	659,049	4,126
*	Merge Healthcare Inc.	819,198	3,973
*	MAP Pharmaceuticals Inc.	301,088	3,965
*	MedQuist Holdings Inc.	411,945	3,963

15

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
^,*	Protalix BioTherapeutics Inc.	782,073	3,856
*	Tornier NV	208,793	3,758
*	SurModics Inc.	253,459	3,716
^,*	ZIOPHARM Oncology Inc.	832,911	3,673
*	Lexicon Pharmaceuticals Inc.	2,823,895	3,643
*	Immunomedics Inc.	1,091,337	3,634
*	RTI Biologics Inc.	797,525	3,541
*	Healthways Inc.	512,785	3,518
*	eResearchTechnology Inc.	749,226	3,514
^,*	AVANIR Pharmaceuticals Inc.	1,699,840	3,485
^,*	Cadence Pharmaceuticals Inc.	879,467	3,474
*	Enzon Pharmaceuticals Inc.	518,437	3,474
*	Transcend Services Inc.	146,193	3,469
*	BioScrip Inc.	624,050	3,407
^,*	Neoprobe Corp.	1,296,455	3,397
^,*	Unilife Corp.	1,047,682	3,269
^,*	MannKind Corp.	1,293,362	3,233
^,*	Cell Therapeutics Inc.	2,782,312	3,227
*	Fluidigm Corp.	243,119	3,199
*	Ligand Pharmaceuticals Inc. Class B	269,038	3,193
*	Antares Pharma Inc.	1,422,946	3,130
*	LHC Group Inc.	242,617	3,113
*	Sagent Pharmaceuticals Inc.	148,151	3,111
*	Gentiva Health Services Inc.	441,548	2,980
*	Geron Corp.	1,994,854	2,952
*	Aegerion Pharmaceuticals Inc.	175,957	2,946
*	Obagi Medical Products Inc.	282,331	2,868
*	Palomar Medical Technologies Inc.	274,047	2,549
^,*	Savient Pharmaceuticals Inc.	1,081,241	2,411
*	Targacept Inc.	429,354	2,391
*	Cross Country Healthcare Inc.	425,422	2,361
*	Kensey Nash Corp.	122,665	2,354
*	PROLOR Biotech Inc.	533,787	2,279
^,*	Metabolix Inc.	489,997	2,229
*	Pain Therapeutics Inc.	582,964	2,215
^,*	Biotime Inc.	375,459	2,181
^,*	Sangamo Biosciences Inc.	765,923	2,175
*	AMN Healthcare Services Inc.	490,737	2,174
*	Almost Family Inc.	129,546	2,148
^,*	Novavax Inc.	1,592,923	2,007
*	Exactech Inc.	120,931	1,992
*	Dyax Corp.	1,441,726	1,961
*	XenoPort Inc.	490,169	1,868
*	Epocrates Inc.	231,599	1,806
*	Allos Therapeutics Inc.	1,218,571	1,730
*	Skilled Healthcare Group Inc.	307,746	1,680
*	Codexis Inc.	298,838	1,584
*	Pozen Inc.	390,715	1,543
*	Sun Healthcare Group Inc.	386,248	1,499
*	Pacific Biosciences of California Inc.	534,690	1,497
*	SIGA Technologies Inc.	583,046	1,469
*	Osiris Therapeutics Inc.	252,894	1,353
*	Durect Corp.	1,142,384	1,348
*	Endocyte Inc.	355,415	1,336
*	Trius Therapeutics Inc.	175,405	1,254
*	Enzo Biochem Inc.	533,754	1,196
^,*	Ampio Pharmaceuticals Inc.	242,814	1,037
*	Albany Molecular Research Inc.	322,078	944
*	BioMimetic Therapeutics Inc.	316,578	902
*	Orexigen Therapeutics Inc.	536,196	863
*	Nabi Biopharmaceuticals	454,484	854
*	Complete Genomics Inc.	250,658	734
*	Forest Laboratories Inc. Contingent Value Rights Exp. 4/14/2018	297,875	283

16

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2011

		Market
		Value
	Shares	($000)
* Alimera Sciences Inc.	123,248	154
		2,759,209
Industrials (16.7%)
Wabtec Corp.	735,428	51,443
* Kirby Corp.	763,350	50,259
Lincoln Electric Holdings Inc.	1,219,242	47,697
IDEX Corp.	1,266,286	46,992
* Clean Harbors Inc.	727,242	46,347
Kennametal Inc.	1,238,503	45,230
* WABCO Holdings Inc.	1,023,776	44,432
Snap-on Inc.	842,594	42,652
Carlisle Cos. Inc.	938,968	41,596
* Thomas & Betts Corp.	760,762	41,538
Ryder System Inc.	779,354	41,415
* Alaska Air Group Inc.	548,724	41,204
Triumph Group Inc.	673,117	39,344
Graco Inc.	927,459	37,924
* Genesee & Wyoming Inc. Class A	610,667	36,994
Trinity Industries Inc.	1,221,865	36,729
Woodward Inc.	891,438	36,487
CLARCOR Inc.	729,866	36,486
* Hexcel Corp.	1,499,115	36,294
Nordson Corp.	877,758	36,146
* Fortune Brands Home & Security Inc.	2,114,788	36,015
Acuity Brands Inc.	660,500	35,006
* WESCO International Inc.	659,274	34,948
Landstar System Inc.	727,246	34,850
* Corrections Corp. of America	1,633,483	33,274
Crane Co.	707,861	33,064
Valmont Industries Inc.	342,309	31,078
* Dollar Thrifty Automotive Group Inc.	442,001	31,055
Robbins & Myers Inc.	626,613	30,422
Regal-Beloit Corp.	589,562	30,050
* Oshkosh Corp.	1,389,559	29,709
* Teledyne Technologies Inc.	532,450	29,205
Alliant Techsystems Inc.	501,976	28,693
Toro Co.	467,240	28,343
* United Rentals Inc.	954,551	28,207
GATX Corp.	639,054	27,901
EMCOR Group Inc.	1,019,512	27,333
* FTI Consulting Inc.	633,107	26,856
Covanta Holding Corp.	1,959,773	26,829
* Shaw Group Inc.	992,711	26,704
* Moog Inc. Class A	606,380	26,638
* Old Dominion Freight Line Inc.	656,418	26,605
* Esterline Technologies Corp.	465,534	26,056
Alexander & Baldwin Inc.	635,194	25,929
ITT Corp.	1,341,158	25,925
* CoStar Group Inc.	385,520	25,726
* Middleby Corp.	271,330	25,516
Watsco Inc.	387,773	25,461
Harsco Corp.	1,229,735	25,308
* Air Lease Corp.	1,054,648	25,006
Con-way Inc.	846,726	24,690
* Chart Industries Inc.	448,373	24,243
* GrafTech International Ltd.	1,770,689	24,170
Exelis Inc.	2,664,710	24,116
Belden Inc.	722,646	24,050
* Acacia Research - Acacia Technologies	653,081	23,844
Curtiss-Wright Corp.	674,590	23,833
Actuant Corp. Class A	1,045,487	23,722
Brady Corp. Class A	750,005	23,678
AO Smith Corp.	589,381	23,646
* Polypore International Inc.	530,525	23,338

17

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
	Lennox International Inc.	687,827	23,214
*	Terex Corp.	1,669,558	22,556
	Mueller Industries Inc.	577,351	22,182
*	Huntington Ingalls Industries Inc.	706,214	22,090
	United Stationers Inc.	642,794	20,929
	UTi Worldwide Inc.	1,563,491	20,779
*	Tetra Tech Inc.	951,567	20,544
	Applied Industrial Technologies Inc.	584,120	20,543
	Corporate Executive Board Co.	526,268	20,051
*	JetBlue Airways Corp.	3,843,655	19,987
	Rollins Inc.	894,980	19,886
*	General Cable Corp.	794,507	19,871
	Simpson Manufacturing Co. Inc.	589,256	19,834
*	EnerSys	763,265	19,822
	Brink's Co.	713,811	19,187
*	Advisory Board Co.	247,114	18,338
*	HUB Group Inc. Class A	561,849	18,221
	HNI Corp.	683,165	17,831
^	HEICO Corp.	303,915	17,773
	Deluxe Corp.	778,638	17,722
	Macquarie Infrastructure Co. LLC	632,046	17,666
	Mine Safety Appliances Co.	530,808	17,580
	Manitowoc Co. Inc.	1,911,858	17,570
	Barnes Group Inc.	721,563	17,397
*	Avis Budget Group Inc.	1,602,391	17,178
	Healthcare Services Group Inc.	962,904	17,034
*	Geo Group Inc.	992,550	16,625
	Raven Industries Inc.	262,038	16,220
*	RSC Holdings Inc.	870,888	16,111
	Werner Enterprises Inc.	666,411	16,060
	ABM Industries Inc.	770,059	15,879
*	MasTec Inc.	904,564	15,712
	Herman Miller Inc.	843,396	15,561
*	Atlas Air Worldwide Holdings Inc.	400,964	15,409
	Kaydon Corp.	493,137	15,041
*	II-VI Inc.	813,054	14,928
	Forward Air Corp.	450,136	14,427
	Knight Transportation Inc.	920,600	14,398
*	Beacon Roofing Supply Inc.	703,644	14,235
	Watts Water Technologies Inc. Class A	415,725	14,222
*	RBC Bearings Inc.	334,665	13,955
*	Armstrong World Industries Inc.	311,663	13,673
	Franklin Electric Co. Inc.	300,557	13,092
*	Orbital Sciences Corp.	891,895	12,959
	Unifirst Corp.	228,321	12,955
*	Huron Consulting Group Inc.	328,166	12,713
	Granite Construction Inc.	530,947	12,594
*	US Airways Group Inc.	2,472,835	12,537
*	Korn/Ferry International	727,975	12,419
*	Allegiant Travel Co. Class A	232,529	12,403
	Briggs & Stratton Corp.	771,776	11,955
	Titan International Inc.	610,430	11,879
	Heartland Express Inc.	830,144	11,863
	ESCO Technologies Inc.	406,028	11,685
	Aircastle Ltd.	914,369	11,631
	AAR Corp.	605,365	11,605
*	Generac Holdings Inc.	412,378	11,559
^,*	USG Corp.	1,124,473	11,425
*	Seaboard Corp.	5,560	11,320
	Knoll Inc.	729,469	10,833
*	Blount International Inc.	743,878	10,801
*	Dycom Industries Inc.	511,061	10,691
	Cubic Corp.	244,657	10,665
	Amerco Inc.	119,578	10,571

18

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
	Lindsay Corp.	191,750	10,525
*	EnPro Industries Inc.	316,006	10,422
^,*	Colfax Corp.	365,539	10,411
	Interface Inc. Class A	893,674	10,313
	McGrath Rentcorp	353,008	10,234
*	Mobile Mini Inc.	583,098	10,175
*	SYKES Enterprises Inc.	646,086	10,118
	Tennant Co.	259,875	10,101
*	Swift Transportation Co.	1,211,023	9,979
	SkyWest Inc.	791,502	9,965
	Steelcase Inc. Class A	1,328,174	9,908
	Albany International Corp.	427,091	9,874
*	DigitalGlobe Inc.	564,517	9,659
*	Ceradyne Inc.	360,564	9,656
	American Science & Engineering Inc.	140,567	9,574
*	Exponent Inc.	208,137	9,568
*	Astec Industries Inc.	294,054	9,471
	Kaman Corp.	341,644	9,334
*	Aegion Corp. Class A	602,116	9,236
	Insperity Inc.	363,304	9,210
*	TrueBlue Inc.	658,344	9,138
*	Navigant Consulting Inc.	797,077	9,095
*	Greenbrier Cos. Inc.	364,552	8,851
	HEICO Corp. Class A	224,104	8,818
	TAL International Group Inc.	305,655	8,800
	AZZ Inc.	191,347	8,695
	Quanex Building Products Corp.	577,232	8,670
*	Aerovironment Inc.	269,337	8,476
*	Team Inc.	283,798	8,443
*	KAR Auction Services Inc.	623,560	8,418
	CIRCOR International Inc.	236,862	8,364
	G&K Services Inc. Class A	285,471	8,310
	Universal Forest Products Inc.	267,667	8,263
*	Wabash National Corp.	1,044,062	8,185
*	ACCO Brands Corp.	841,736	8,123
*	Interline Brands Inc.	508,517	7,918
	Gorman-Rupp Co.	287,516	7,806
*	Altra Holdings Inc.	408,783	7,697
	Griffon Corp.	820,580	7,492
*	ICF International Inc.	300,627	7,449
	Encore Wire Corp.	283,592	7,345
	Resources Connection Inc.	692,705	7,336
	Sun Hydraulics Corp.	312,961	7,333
*	Meritor Inc.	1,366,336	7,269
*	Consolidated Graphics Inc.	149,834	7,234
*	Layne Christensen Co.	298,739	7,229
	Arkansas Best Corp.	367,373	7,079
	NACCO Industries Inc. Class A	77,776	6,939
	National Presto Industries Inc.	73,311	6,862
*	Kforce Inc.	552,326	6,810
*	GeoEye Inc.	304,575	6,768
	Cascade Corp.	143,346	6,762
	John Bean Technologies Corp.	436,832	6,714
*	Sauer-Danfoss Inc.	184,618	6,685
*	Trimas Corp.	369,102	6,625
	Standex International Corp.	190,471	6,508
^,*	Swisher Hygiene Inc.	1,719,984	6,433
	Primoris Services Corp.	428,356	6,395
*	On Assignment Inc.	564,928	6,316
	Kelly Services Inc. Class A	457,957	6,265
	Comfort Systems USA Inc.	576,176	6,177
^	Quad/Graphics Inc.	425,869	6,107
*	Rush Enterprises Inc. Class A	285,284	5,968
*	MYR Group Inc.	311,188	5,956

19

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
*	Mistras Group Inc.	232,132	5,917
*	Global Power Equipment Group Inc.	246,760	5,861
	Heidrick & Struggles International Inc.	272,027	5,859
*	Gibraltar Industries Inc.	417,524	5,829
	Mueller Water Products Inc. Class A	2,373,374	5,791
*	Tutor Perini Corp.	468,742	5,784
	AAON Inc.	282,058	5,779
*	H&E Equipment Services Inc.	428,126	5,745
*	Pendrell Corp.	2,200,465	5,633
*	Titan Machinery Inc.	252,309	5,483
	Viad Corp.	310,713	5,431
*	RailAmerica Inc.	358,011	5,331
	Ennis Inc.	397,395	5,297
	Apogee Enterprises Inc.	428,762	5,257
	US Ecology Inc.	279,217	5,244
*	Spirit Airlines Inc.	331,692	5,174
*	Astronics Corp.	141,346	5,062
*	DXP Enterprises Inc.	150,728	4,853
	Great Lakes Dredge & Dock Corp.	853,636	4,746
	Multi-Color Corp.	183,981	4,734
	Twin Disc Inc.	129,897	4,718
*	Taser International Inc.	907,476	4,646
*	Trex Co. Inc.	201,929	4,626
^,*	Capstone Turbine Corp.	3,959,271	4,593
	Marten Transport Ltd.	251,344	4,522
*	Powell Industries Inc.	143,155	4,478
	LB Foster Co. Class A	156,594	4,430
*	Standard Parking Corp.	241,901	4,323
*	InnerWorkings Inc.	460,359	4,286
*	Hawaiian Holdings Inc.	734,421	4,260
*	Kadant Inc.	188,097	4,253
	Douglas Dynamics Inc.	285,226	4,170
	Celadon Group Inc.	345,873	4,085
	Dynamic Materials Corp.	203,414	4,023
*	CBIZ Inc.	655,985	4,008
	Federal Signal Corp.	947,261	3,931
*	Air Transport Services Group Inc.	829,571	3,916
*	PMFG Inc.	200,434	3,910
*	American Railcar Industries Inc.	162,580	3,890
*	Accuride Corp.	539,770	3,843
*	FreightCar America Inc.	182,040	3,814
*	Dolan Co.	442,246	3,768
*	EnergySolutions Inc.	1,216,495	3,759
	Alamo Group Inc.	136,072	3,664
*	GenCorp Inc.	670,048	3,565
*	Commercial Vehicle Group Inc.	393,892	3,561
	Houston Wire & Cable Co.	256,909	3,550
*	Columbus McKinnon Corp.	278,733	3,537
*	Furmanite Corp.	535,947	3,382
^,*	Genco Shipping & Trading Ltd.	492,055	3,326
^,*	EnerNOC Inc.	305,112	3,317
*	CRA International Inc.	164,004	3,254
*	Northwest Pipe Co.	141,988	3,246
*	Thermon Group Holdings Inc.	179,418	3,161
*	Ameresco Inc. Class A	229,425	3,148
*	Roadrunner Transportation Systems Inc.	208,335	2,944
*	Cenveo Inc.	861,195	2,928
*	Saia Inc.	229,694	2,867
*	Pacer International Inc.	530,924	2,840
	CDI Corp.	203,525	2,811
*	CAI International Inc.	175,554	2,714
^,*	American Superconductor Corp.	730,881	2,697
*	Orion Marine Group Inc.	405,309	2,695
	Schawk Inc. Class A	235,492	2,640

20

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
*	Sterling Construction Co. Inc.	236,858	2,551
	Vicor Corp.	318,604	2,536
*	Michael Baker Corp.	127,158	2,494
	SeaCube Container Leasing Ltd.	167,946	2,487
*	American Reprographics Co.	525,538	2,412
*	Republic Airways Holdings Inc.	694,666	2,383
^,*	Zipcar Inc.	177,289	2,379
	Preformed Line Products Co.	39,797	2,374
*	RPX Corp.	183,531	2,322
^,*	A123 Systems Inc.	1,432,873	2,307
*	Rush Enterprises Inc. Class B	129,885	2,230
*	Metalico Inc.	656,263	2,159
	Ampco-Pittsburgh Corp.	111,046	2,148
*	Pike Electric Corp.	284,453	2,045
	Kimball International Inc. Class B	400,327	2,030
*	Hill International Inc.	384,498	1,976
	Ducommun Inc.	153,748	1,960
	American Woodmark Corp.	142,962	1,953
*	Patriot Transportation Holding Inc.	85,685	1,859
*	KEYW Holding Corp.	201,103	1,488
^,*	Energy Recovery Inc.	566,270	1,461
	Baltic Trading Ltd.	259,610	1,233
^,*	Eagle Bulk Shipping Inc.	962,713	907
*	Tecumseh Products Co. Class A	170,849	803
*	Tecumseh Products Co. Class B	37,155	165
			3,822,077
Information Technology (16.7%)
*	Netlogic Microsystems Inc.	946,562	46,921
*	Gartner Inc.	1,324,117	46,040
*	SuccessFactors Inc.	1,144,415	45,628
*	Novellus Systems Inc.	1,061,327	43,822
*	Cadence Design Systems Inc.	4,101,737	42,658
	Cypress Semiconductor Corp.	2,489,661	42,050
	Jack Henry & Associates Inc.	1,250,991	42,046
*	Ariba Inc.	1,486,878	41,752
*	NCR Corp.	2,397,597	39,464
*	Brocade Communications Systems Inc.	7,478,453	38,813
*	Teradyne Inc.	2,837,832	38,680
	National Instruments Corp.	1,464,881	38,014
*	JDS Uniphase Corp.	3,476,388	36,293
*	Concur Technologies Inc.	699,471	35,526
	MercadoLibre Inc.	437,208	34,776
*	NeuStar Inc. Class A	995,867	34,029
*	Parametric Technology Corp.	1,791,884	32,720
*	Tech Data Corp.	661,490	32,684
*	WebMD Health Corp.	849,474	31,898
*	Fortinet Inc.	1,399,966	30,533
*	Wright Express Corp.	559,420	30,365
^	InterDigital Inc.	692,560	30,175
*	Zebra Technologies Corp.	820,705	29,365
	ADTRAN Inc.	932,809	28,134
*	Viasat Inc.	609,866	28,127
	Diebold Inc.	929,415	27,947
*	Silicon Laboratories Inc.	640,650	27,817
*	Compuware Corp.	3,331,214	27,716
*	QLIK Technologies Inc.	1,138,423	27,550
*	CommVault Systems Inc.	644,376	27,528
*	Anixter International Inc.	451,945	26,954
	DST Systems Inc.	567,168	25,817
	Plantronics Inc.	711,478	25,357
*	Semtech Corp.	995,898	24,718
*	AOL Inc.	1,629,732	24,609
*	CACI International Inc. Class A	439,762	24,591
*	Ultimate Software Group Inc.	374,233	24,370

21

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
*	Taleo Corp. Class A	629,521	24,356
*	FEI Co.	596,494	24,325
*	QLogic Corp.	1,583,457	23,752
*	Aspen Technology Inc.	1,360,607	23,607
*	Fairchild Semiconductor International Inc. Class A	1,945,270	23,421
*	Convergys Corp.	1,828,252	23,347
*	Finisar Corp.	1,380,049	23,109
^,*	Universal Display Corp.	624,544	22,915
*	RF Micro Devices Inc.	4,210,423	22,736
*	Aruba Networks Inc.	1,198,417	22,195
*	Itron Inc.	619,899	22,174
*	Microsemi Corp.	1,320,701	22,122
*	Cymer Inc.	441,985	21,993
	Cognex Corp.	608,657	21,784
	MAXIMUS Inc.	525,658	21,736
*	SolarWinds Inc.	776,869	21,713
	Sapient Corp.	1,695,496	21,363
	Tellabs Inc.	5,280,343	21,333
*	Hittite Microwave Corp.	429,820	21,224
	MKS Instruments Inc.	759,098	21,118
	Fair Isaac Corp.	588,150	21,079
*	JDA Software Group Inc.	648,866	21,017
*	International Rectifier Corp.	1,066,446	20,710
*	Cavium Inc.	705,547	20,059
	Intersil Corp. Class A	1,917,105	20,015
*	Coherent Inc.	381,437	19,938
	j2 Global Inc.	704,780	19,832
*	Progress Software Corp.	1,020,030	19,738
*	Vishay Intertechnology Inc.	2,188,824	19,678
*	ValueClick Inc.	1,205,373	19,636
*	PMC - Sierra Inc.	3,558,423	19,607
*	Mentor Graphics Corp.	1,437,944	19,499
	Lender Processing Services Inc.	1,287,461	19,402
*	Netgear Inc.	570,817	19,162
	Blackbaud Inc.	680,700	18,855
^,*	VistaPrint NV	612,451	18,741
*	Arris Group Inc.	1,730,101	18,720
*	Entegris Inc.	2,059,816	17,972
*	Ciena Corp.	1,478,222	17,886
^,*	LinkedIn Corp. Class A	277,285	17,472
*	DealerTrack Holdings Inc.	631,802	17,223
*	Quest Software Inc.	917,356	17,063
*	Cabot Microelectronics Corp.	355,557	16,800
*	CoreLogic Inc.	1,298,871	16,794
*	TiVo Inc.	1,837,621	16,483
*	Blue Coat Systems Inc.	645,040	16,416
*	RightNow Technologies Inc.	380,495	16,259
*	Cardtronics Inc.	564,816	15,284
*	Take-Two Interactive Software Inc.	1,124,960	15,243
*	Acxiom Corp.	1,243,898	15,188
*	Synaptics Inc.	502,180	15,141
	Littelfuse Inc.	350,929	15,083
*	Cirrus Logic Inc.	944,971	14,978
*	Scansource Inc.	413,890	14,900
*	Monster Worldwide Inc.	1,872,348	14,848
*	Plexus Corp.	540,512	14,799
*	IPG Photonics Corp.	434,583	14,719
	Power Integrations Inc.	443,450	14,705
*	ACI Worldwide Inc.	510,600	14,624
	Heartland Payment Systems Inc.	598,412	14,577
*	NetSuite Inc.	358,943	14,555
*	Sourcefire Inc.	437,730	14,174
*	GT Advanced Technologies Inc.	1,931,089	13,981
*	MEMC Electronic Materials Inc.	3,515,753	13,852

22

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
*	RealPage Inc.	540,500	13,658
*	MicroStrategy Inc. Class A	125,296	13,572
^,*	VirnetX Holding Corp.	537,329	13,417
*	OSI Systems Inc.	269,096	13,126
*	Bankrate Inc.	610,219	13,120
*	Tessera Technologies Inc.	781,837	13,096
*	Manhattan Associates Inc.	322,712	13,063
^,*	Veeco Instruments Inc.	626,330	13,028
*	Euronet Worldwide Inc.	704,181	13,013
*	FleetCor Technologies Inc.	429,424	12,827
*	Advent Software Inc.	518,401	12,628
^	Ebix Inc.	570,966	12,618
*	Tyler Technologies Inc.	411,867	12,401
*	Synchronoss Technologies Inc.	406,964	12,294
*	Benchmark Electronics Inc.	909,194	12,247
*	TriQuint Semiconductor Inc.	2,513,941	12,243
*	Integrated Device Technology Inc.	2,230,103	12,176
*	Bottomline Technologies Inc.	523,315	12,125
	Syntel Inc.	254,752	11,915
*	SYNNEX Corp.	389,597	11,867
*	Rambus Inc.	1,570,857	11,860
*	Diodes Inc.	556,516	11,854
	NIC Inc.	879,937	11,712
*	Unisys Corp.	592,720	11,682
*	FARO Technologies Inc.	253,432	11,658
*	Sanmina-SCI Corp.	1,230,552	11,456
*	Websense Inc.	607,163	11,372
	Comtech Telecommunications Corp.	397,227	11,369
	Mantech International Corp. Class A	359,157	11,220
*	Brightpoint Inc.	1,040,400	11,195
*	EchoStar Corp. Class A	532,711	11,155
*	Omnivision Technologies Inc.	908,819	11,119
*	Ceva Inc.	356,892	10,800
*	Lattice Semiconductor Corp.	1,804,473	10,719
*	LogMeIn Inc.	276,828	10,672
	Earthlink Inc.	1,644,281	10,589
*	Insight Enterprises Inc.	690,999	10,565
*	Kenexa Corp.	391,934	10,465
*	Tekelec	949,394	10,377
*	Liquidity Services Inc.	280,565	10,353
	Brooks Automation Inc.	1,007,839	10,350
*	Ancestry.com Inc.	450,720	10,349
*	Electronics for Imaging Inc.	710,563	10,126
^,*	Constant Contact Inc.	430,029	9,981
	AVX Corp.	778,385	9,932
*	Rofin-Sinar Technologies Inc.	434,333	9,924
^,*	OpenTable Inc.	252,762	9,891
*	Kulicke & Soffa Industries Inc.	1,053,586	9,746
	MTS Systems Corp.	239,036	9,741
*	Volterra Semiconductor Corp.	378,442	9,692
*	ATMI Inc.	483,232	9,679
*	Infinera Corp.	1,534,694	9,638
*	Ultratech Inc.	391,374	9,616
^,*	Fusion-io Inc.	394,860	9,556
*	Loral Space & Communications Inc.	145,392	9,433
^,*	3D Systems Corp.	654,330	9,422
*	SS&C Technologies Holdings Inc.	521,355	9,416
*	Stratasys Inc.	306,617	9,324
^,*	BroadSoft Inc.	308,214	9,308
*	Emulex Corp.	1,347,085	9,241
*	Netscout Systems Inc.	521,641	9,181
*	LivePerson Inc.	727,953	9,136
*	Standard Microsystems Corp.	353,210	9,102
*	Digital River Inc.	605,120	9,089

23

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
*	Rogers Corp.	244,980	9,030
*	Harmonic Inc.	1,764,471	8,893
*	TTM Technologies Inc.	806,262	8,837
^,*	Higher One Holdings Inc.	478,657	8,826
	OPNET	239,391	8,778
*	Monotype Imaging Holdings Inc.	549,393	8,565
*	comScore Inc.	388,239	8,231
*	Forrester Research Inc.	242,180	8,220
	Micrel Inc.	805,405	8,143
*	Quantum Corp.	3,356,188	8,055
*	Verint Systems Inc.	291,885	8,038
*	LoopNet Inc.	432,018	7,897
*	Amkor Technology Inc.	1,809,178	7,888
*	Newport Corp.	571,831	7,783
*	CSG Systems International Inc.	527,177	7,755
	Black Box Corp.	274,611	7,700
	Park Electrochemical Corp.	300,354	7,695
*	Sonus Networks Inc.	3,186,573	7,648
*	S1 Corp.	791,819	7,578
^	Pegasystems Inc.	257,105	7,559
*	iGate Corp.	473,732	7,452
*	ExlService Holdings Inc.	331,594	7,418
	United Online Inc.	1,350,434	7,346
*	Monolithic Power Systems Inc.	483,850	7,292
*	DTS Inc.	262,161	7,141
*	Magma Design Automation Inc.	987,683	7,092
*	Spansion Inc. Class A	846,225	7,007
*	TeleTech Holdings Inc.	432,288	7,003
*	TNS Inc.	389,467	6,901
*	Checkpoint Systems Inc.	611,615	6,691
*	Cornerstone OnDemand Inc.	365,405	6,665
*	Vocus Inc.	301,083	6,651
*	Applied Micro Circuits Corp.	980,848	6,591
*	Maxwell Technologies Inc.	405,353	6,583
*	DemandTec Inc.	496,433	6,538
*	Super Micro Computer Inc.	415,629	6,517
	Badger Meter Inc.	218,941	6,443
*	Advanced Energy Industries Inc.	598,979	6,427
*	InfoSpace Inc.	580,203	6,376
*	Electro Scientific Industries Inc.	438,394	6,348
*	Mercury Computer Systems Inc.	462,598	6,148
*	Measurement Specialties Inc.	219,855	6,147
*	Ixia	583,236	6,130
*	Entropic Communications Inc.	1,186,916	6,065
*	Dice Holdings Inc.	716,820	5,942
	EPIQ Systems Inc.	490,079	5,891
*	Power-One Inc.	1,504,070	5,881
*	Sycamore Networks Inc.	327,940	5,870
*	Silicon Image Inc.	1,235,269	5,806
*	ServiceSource International Inc.	362,874	5,693
*	Accelrys Inc.	842,964	5,665
^,*	STEC Inc.	649,037	5,575
*	Nanometrics Inc.	296,382	5,459
*	Photronics Inc.	896,662	5,452
^,*	KIT Digital Inc.	627,014	5,298
	Daktronics Inc.	540,975	5,177
*	Avid Technology Inc.	587,750	5,013
*	Silicon Graphics International Corp.	430,738	4,936
*	Interactive Intelligence Group Inc.	215,237	4,933
*	Oplink Communications Inc.	299,148	4,927
	Cass Information Systems Inc.	134,210	4,884
*	Kemet Corp.	673,286	4,747
^,*	OCZ Technology Group Inc.	709,945	4,693
	Methode Electronics Inc.	564,607	4,681

24

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
*	Intermec Inc.	681,693	4,676
*	MoneyGram International Inc.	261,229	4,637
*	RealD Inc.	578,766	4,595
*	PROS Holdings Inc.	308,029	4,583
	Keynote Systems Inc.	222,611	4,572
*	Internap Network Services Corp.	759,086	4,509
*	Net 1 UEPS Technologies Inc.	587,327	4,505
*	Rudolph Technologies Inc.	484,881	4,490
*	Perficient Inc.	445,336	4,458
	Electro Rent Corp.	255,834	4,388
*	Digi International Inc.	389,519	4,347
*	Globecomm Systems Inc.	313,275	4,286
*	Stamps.com Inc.	163,314	4,267
*	IXYS Corp.	384,735	4,167
*	GSI Group Inc.	406,724	4,161
	CTS Corp.	445,854	4,102
*	LTX-Credence Corp.	754,518	4,037
*	CIBER Inc.	1,030,867	3,979
	Cohu Inc.	349,419	3,966
*	Global Cash Access Holdings Inc.	886,695	3,946
*	Fabrinet	286,542	3,920
*	Formfactor Inc.	774,555	3,919
*	Move Inc.	609,751	3,854
*	Actuate Corp.	646,508	3,789
*	Kopin Corp.	970,783	3,767
*	Exar Corp.	578,997	3,763
^,*	SunPower Corp. Class A	602,269	3,752
*	QuinStreet Inc.	398,282	3,728
*	Extreme Networks	1,272,467	3,716
*	Virtusa Corp.	251,649	3,644
^,*	STR Holdings Inc.	442,242	3,640
*	Anaren Inc.	217,008	3,607
	ModusLink Global Solutions Inc.	666,736	3,600
*	IntraLinks Holdings Inc.	576,121	3,595
*	MIPS Technologies Inc. Class A	800,886	3,572
*	Symmetricom Inc.	658,704	3,550
*	Inphi Corp.	291,223	3,483
*	Aeroflex Holding Corp.	322,510	3,302
*	XO Group Inc.	392,070	3,270
*	Cray Inc.	496,405	3,212
*	SciQuest Inc.	218,623	3,120
*	Deltek Inc.	315,756	3,101
^,*	Limelight Networks Inc.	1,043,075	3,087
*	X-Rite Inc.	652,873	3,029
*	VASCO Data Security International Inc.	462,210	3,014
*	Multi-Fineline Electronix Inc.	146,430	3,009
*	ShoreTel Inc.	465,552	2,970
^,*	Demand Media Inc.	446,341	2,968
*	Supertex Inc.	153,580	2,900
*	Envestnet Inc.	240,989	2,882
*	Active Network Inc.	205,565	2,796
*	Agilysys Inc.	349,087	2,775
*	Sigma Designs Inc.	458,519	2,751
*	Seachange International Inc.	390,061	2,742
^,*	Echo Global Logistics Inc.	167,948	2,712
*	Pericom Semiconductor Corp.	352,728	2,684
*	Imation Corp.	466,854	2,675
^,*	Rubicon Technology Inc.	279,551	2,625
*	Intevac Inc.	346,968	2,568
	RealNetworks Inc.	336,375	2,523
*	Echelon Corp.	482,220	2,348
*	Calix Inc.	358,918	2,322
*	Anadigics Inc.	1,026,224	2,247
	Marchex Inc. Class B	353,879	2,212

25

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
^,*	Travelzoo Inc.	88,474	2,175
*	Oclaro Inc.	763,406	2,153
	Bel Fuse Inc. Class B	112,000	2,100
*	Magnachip Semiconductor Corp.	272,205	2,036
*	TeleNav Inc.	257,030	2,007
*	Alpha & Omega Semiconductor Ltd.	264,716	1,935
*	TeleCommunication Systems Inc. Class A	791,626	1,860
	Pulse Electronics Corp.	607,861	1,702
*	Aviat Networks Inc.	884,957	1,619
*	Responsys Inc.	180,804	1,607
*	Novatel Wireless Inc.	492,631	1,542
*	NCI Inc. Class A	118,926	1,385
^,*	Rosetta Stone Inc.	176,950	1,350
*	MaxLinear Inc.	281,663	1,338
*	Viasystems Group Inc.	78,281	1,325
^,*	Powerwave Technologies Inc.	486,685	1,012
*	Mitel Networks Corp.	281,717	896
*	TechTarget Inc.	145,143	848
^,*	THQ Inc.	1,050,175	798
^,*	Meru Networks Inc.	156,027	644
	Bel Fuse Inc. Class A	19,466	409
^,*	Motricity Inc.	341,108	307
*	Trident Microsystems Inc.	1,120,891	202
			3,837,294
Materials (6.0%)
	Royal Gold Inc.	789,755	53,253
	Aptargroup Inc.	1,017,816	53,099
	Temple-Inland Inc.	1,656,082	52,514
*	WR Grace & Co.	1,123,450	51,589
	RPM International Inc.	1,998,827	49,071
*	Allied Nevada Gold Corp.	1,293,079	39,154
*	Rockwood Holdings Inc.	993,257	39,105
	Packaging Corp. of America	1,548,055	39,073
	Carpenter Technology Corp.	673,191	34,656
	Compass Minerals International Inc.	501,368	34,519
	NewMarket Corp.	168,697	33,421
*	Coeur d'Alene Mines Corp.	1,366,429	32,986
*	Solutia Inc.	1,864,110	32,212
	Cytec Industries Inc.	717,954	32,057
	Cabot Corp.	996,951	32,042
	Silgan Holdings Inc.	748,060	28,905
	Sensient Technologies Corp.	724,901	27,474
	Commercial Metals Co.	1,760,195	24,344
	Olin Corp.	1,221,537	24,003
	Hecla Mining Co.	4,265,796	22,310
^,*	AbitibiBowater Inc.	1,478,802	21,517
	Buckeye Technologies Inc.	598,226	20,005
*	Stillwater Mining Co.	1,756,337	18,371
*	Intrepid Potash Inc.	803,098	18,174
	Balchem Corp.	441,477	17,898
	HB Fuller Co.	753,026	17,402
	Eagle Materials Inc.	650,827	16,700
*	Chemtura Corp.	1,471,157	16,683
	PolyOne Corp.	1,424,853	16,457
	Schweitzer-Mauduit International Inc.	245,746	16,332
*	Louisiana-Pacific Corp.	2,016,304	16,272
	Innophos Holdings Inc.	332,085	16,126
	Schnitzer Steel Industries Inc.	373,243	15,781
	Minerals Technologies Inc.	275,741	15,588
	Worthington Industries Inc.	886,328	14,518
^	AK Steel Holding Corp.	1,682,261	13,896
*	Calgon Carbon Corp.	861,928	13,541
*	Clearwater Paper Corp.	351,437	12,515
	Globe Specialty Metals Inc.	919,237	12,309

26

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
	Westlake Chemical Corp.	304,780	12,264
	Boise Inc.	1,667,183	11,870
*	OM Group Inc.	493,044	11,039
	Kaiser Aluminum Corp.	235,328	10,797
	Koppers Holdings Inc.	314,204	10,796
*	RTI International Metals Inc.	460,538	10,689
	AMCOL International Corp.	386,196	10,369
^	Gold Resource Corp.	485,069	10,308
*	Georgia Gulf Corp.	522,310	10,180
	Haynes International Inc.	186,141	10,163
	A Schulman Inc.	470,422	9,964
*	Kraton Performance Polymers Inc.	489,170	9,930
	Stepan Co.	123,870	9,929
	Deltic Timber Corp.	163,195	9,855
	PH Glatfelter Co.	697,354	9,847
*	KapStone Paper and Packaging Corp.	600,647	9,454
*	Innospec Inc.	325,908	9,148
*	Graphic Packaging Holding Co.	2,078,371	8,854
	Texas Industries Inc.	276,479	8,510
*	Century Aluminum Co.	927,131	7,890
*	LSB Industries Inc.	270,971	7,595
	Quaker Chemical Corp.	195,156	7,590
	Tredegar Corp.	341,142	7,580
*	Materion Corp.	296,124	7,190
*	Flotek Industries Inc.	721,218	7,183
	Kronos Worldwide Inc.	353,525	6,378
*	US Gold Corp.	1,811,434	6,086
*	Horsehead Holding Corp.	666,501	6,005
	Wausau Paper Corp.	712,547	5,886
*	Ferro Corp.	1,188,367	5,811
	Neenah Paper Inc.	228,595	5,102
	Hawkins Inc.	134,405	4,954
	Myers Industries Inc.	397,101	4,900
*	Mercer International Inc.	739,495	4,511
	American Vanguard Corp.	337,624	4,504
*	TPC Group Inc.	182,457	4,257
	Zep Inc.	284,294	3,974
*	Zoltek Cos. Inc.	444,118	3,384
^,*	Paramount Gold and Silver Corp.	1,552,757	3,323
	Olympic Steel Inc.	140,843	3,284
	Noranda Aluminum Holding Corp.	357,212	2,947
*	Omnova Solutions Inc.	620,892	2,862
*	General Moly Inc.	895,059	2,766
*	Golden Minerals Co.	426,669	2,479
*	AM Castle & Co.	261,775	2,476
^,*	Midway Gold Corp.	1,098,483	2,318
*	Spartech Corp.	473,741	2,241
*	Metals USA Holdings Corp.	196,220	2,208
*	Headwaters Inc.	935,195	2,076
*	United States Lime & Minerals Inc.	34,460	2,071
			1,381,669
Telecommunication Services (0.7%)
*	tw telecom inc Class A	2,182,243	42,292
*	AboveNet Inc.	334,803	21,766
*	Cogent Communications Group Inc.	667,546	11,275
^,*	Clearwire Corp. Class A	5,183,487	10,056
*	Leap Wireless International Inc.	959,125	8,910
*	Cincinnati Bell Inc.	2,881,515	8,731
	Consolidated Communications Holdings Inc.	410,238	7,815
*	Premiere Global Services Inc.	742,389	6,288
	Atlantic Tele-Network Inc.	152,620	5,960
*	Vonage Holdings Corp.	2,231,713	5,468
	NTELOS Holdings Corp.	241,027	4,912
*	Neutral Tandem Inc.	455,077	4,865

27

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2011

		Market
		Value
	Shares	($000)
* General Communication Inc. Class A	486,991	4,768
* Iridium Communications Inc.	614,032	4,734
USA Mobility Inc.	337,081	4,675
Lumos Networks Corp.	240,227	3,685
Shenandoah Telecommunications Co.	343,758	3,603
* Cbeyond Inc.	443,980	3,556
IDT Corp. Class B	255,478	2,396
^ Alaska Communications Systems Group Inc.	694,637	2,091
* Boingo Wireless Inc.	101,792	875
Windstream Corp.	1,132	13
		168,734
Utilities (4.1%)
ITC Holdings Corp.	781,830	59,325
Questar Corp.	2,705,607	53,733
Westar Energy Inc.	1,765,200	50,802
Atmos Energy Corp.	1,376,077	45,892
Great Plains Energy Inc.	2,072,172	45,132
Hawaiian Electric Industries Inc.	1,461,337	38,696
Vectren Corp.	1,246,564	37,684
Piedmont Natural Gas Co. Inc.	1,097,095	37,279
Cleco Corp.	930,725	35,461
WGL Holdings Inc.	781,913	34,576
IDACORP Inc.	757,628	32,131
New Jersey Resources Corp.	631,546	31,072
* GenOn Energy Inc.	11,761,772	30,698
Portland General Electric Co.	1,148,119	29,036
Southwest Gas Corp.	664,133	28,219
UIL Holdings Corp.	770,132	27,239
South Jersey Industries Inc.	457,507	25,991
PNM Resources Inc.	1,254,341	22,867
Avista Corp.	883,290	22,745
Allete Inc.	499,654	20,975
Unisource Energy Corp.	558,955	20,637
El Paso Electric Co.	574,268	19,893
NorthWestern Corp.	553,181	19,798
Northwest Natural Gas Co.	406,898	19,503
Black Hills Corp.	571,669	19,197
MGE Energy Inc.	352,662	16,494
Empire District Electric Co.	640,034	13,498
Laclede Group Inc.	325,062	13,155
CH Energy Group Inc.	223,587	13,053
California Water Service Group	605,072	11,049
Otter Tail Corp.	495,095	10,902
American States Water Co.	285,002	9,947
Central Vermont Public Service Corp.	194,599	6,830
Chesapeake Utilities Corp.	145,805	6,321
SJW Corp.	212,510	5,024
Ormat Technologies Inc.	277,099	4,996
Unitil Corp.	166,735	4,732
Middlesex Water Co.	238,070	4,442
* Dynegy Inc. Class A	1,492,875	4,135
Connecticut Water Service Inc.	132,688	3,600
Genie Energy Ltd. Class B	263,260	2,088

		938,847
Total Common Stocks (Cost $23,084,933)		22,882,222

28

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2011

					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (2.0%)[1]
Money Market Fund (1.9%)
2,3	Vanguard Market Liquidity Fund	0.110%		433,516,084	433,516

				Face
			Maturity	Amount
		Coupon	Date	($000)
U.S. Government and Agency Obligations (0.1%)
4,5	Fannie Mae Discount Notes	0.040%	4/24/12	4,000	3,999
6	Federal Home Loan Bank Discount Notes	0.025%	3/14/12	100	100
5,6	Federal Home Loan Bank Discount Notes	0.040%	4/16/12	8,000	7,998
					12,097
Total Temporary Cash Investments (Cost $445,615)					445,613
Total Investments (101.7%) (Cost $23,530,548)					23,327,835
Other Assets and Liabilities—Net (-1.7%)[3]					(386,121)
Net Assets (100%)					22,941,714

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $362,444,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.7%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $389,425,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
5 Securities with a value of $11,997,000 have been segregated as initial margin for open futures contracts.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
REIT—Real Estate Investment Trust.

29

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
Common Stocks (99.8%)[1]
Consumer Discretionary (15.5%)
*	Panera Bread Co. Class A	303,801	42,973
	Signet Jewelers Ltd.	908,568	39,941
*	GNC Holdings Inc.	1,074,138	31,096
*	Big Lots Inc.	786,451	29,696
*	Penn National Gaming Inc.	697,972	26,572
*	Sally Beauty Holdings Inc.	1,254,587	26,509
*	Carter's Inc.	607,385	24,180
*	Warnaco Group Inc.	449,832	22,510
	John Wiley & Sons Inc. Class A	484,004	21,490
	Aaron's Inc.	781,692	20,856
*	AMC Networks Inc. Class A	547,155	20,562
	Sotheby's	706,682	20,162
	Chico's FAS Inc.	1,801,408	20,068
	Six Flags Entertainment Corp.	456,913	18,843
*	Tenneco Inc.	630,346	18,772
*	Life Time Fitness Inc.	398,564	18,633
*	Bally Technologies Inc.	463,986	18,355
*	Domino's Pizza Inc.	508,717	17,271
*	Madison Square Garden Co. Class A	584,501	16,740
*	Cheesecake Factory Inc.	564,333	16,563
	Brunswick Corp.	885,268	15,988
	Vail Resorts Inc.	377,358	15,985
*	Express Inc.	790,559	15,764
	Morningstar Inc.	264,547	15,727
	HSN Inc.	430,536	15,611
^,*	Tesla Motors Inc.	544,537	15,552
*	Pier 1 Imports Inc.	1,098,119	15,297
	Pool Corp.	505,213	15,207
*	Hanesbrands Inc.	660,516	14,439
*	JOS A Bank Clothiers Inc.	291,043	14,191
^,*	Coinstar Inc.	305,490	13,943
*	Steven Madden Ltd.	402,815	13,897
*	Crocs Inc.	935,879	13,823
*	ANN Inc.	546,383	13,539
*	Buffalo Wild Wings Inc.	191,925	12,957
*	Hibbett Sports Inc.	285,759	12,911
*	Aeropostale Inc.	844,465	12,878
	Thor Industries Inc.	467,281	12,818
	DSW Inc. Class A	279,681	12,365
^	Buckle Inc.	297,204	12,147
*	WMS Industries Inc.	582,984	11,963
*	BJ's Restaurants Inc.	260,775	11,818
	Monro Muffler Brake Inc.	303,604	11,777
*	Select Comfort Corp.	527,178	11,434
*	99 Cents Only Stores	516,508	11,337
*	Vitamin Shoppe Inc.	274,223	10,936
	Texas Roadhouse Inc. Class A	672,947	10,027
	Arbitron Inc.	284,716	9,797
	Matthews International Corp. Class A	305,831	9,612
*	Valassis Communications Inc.	492,768	9,476
*	Gaylord Entertainment Co.	379,739	9,167
*	True Religion Apparel Inc.	255,839	8,847
*	Liz Claiborne Inc.	989,640	8,541
*	Peet's Coffee & Tea Inc.	134,985	8,461
*	American Public Education Inc.	186,485	8,071
*	Papa John's International Inc.	211,787	7,980
	Strayer Education Inc.	81,604	7,931
*	iRobot Corp.	252,799	7,546
	PF Chang's China Bistro Inc.	233,614	7,221
*	Ascena Retail Group Inc.	242,889	7,219
*	Childrens Place Retail Stores Inc.	135,205	7,182

30

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
	CEC Entertainment Inc.	203,403	7,007
*	Shutterfly Inc.	307,302	6,994
*	DineEquity Inc.	164,986	6,964
*	Steiner Leisure Ltd.	148,726	6,751
*	Shuffle Master Inc.	566,452	6,639
	Sturm Ruger & Co. Inc.	197,738	6,616
*	Pinnacle Entertainment Inc.	649,058	6,594
*	Live Nation Entertainment Inc.	791,513	6,577
*	Zumiez Inc.	227,650	6,320
^,*	Vera Bradley Inc.	190,608	6,147
^,*	Blue Nile Inc.	149,148	6,097
^,*	Education Management Corp.	217,368	6,084
*	Lions Gate Entertainment Corp.	719,688	5,988
	Ameristar Casinos Inc.	342,152	5,916
*	Interval Leisure Group Inc.	421,788	5,741
*	Grand Canyon Education Inc.	347,443	5,545
*	Capella Education Co.	151,011	5,444
*	K12 Inc.	298,724	5,359
*	Marriott Vacations Worldwide Corp.	301,515	5,174
^,*	Bridgepoint Education Inc.	219,754	5,054
*	Knology Inc.	334,764	4,754
	National CineMedia Inc.	375,026	4,650
*	Lumber Liquidators Holdings Inc.	261,308	4,615
*	American Axle & Manufacturing Holdings Inc.	460,965	4,559
*	Maidenform Brands Inc.	246,347	4,508
*	G-III Apparel Group Ltd.	176,616	4,399
*	Iconix Brand Group Inc.	268,201	4,369
*	Asbury Automotive Group Inc.	198,503	4,280
*	Krispy Kreme Doughnuts Inc.	641,770	4,197
	Choice Hotels International Inc.	109,455	4,165
*	Sonic Corp.	617,636	4,157
*	Saks Inc.	418,996	4,085
*	AFC Enterprises Inc.	255,797	3,760
*	Denny's Corp.	969,741	3,646
*	America's Car-Mart Inc.	92,611	3,628
*	Rue21 Inc.	166,717	3,601
	Bebe Stores Inc.	396,658	3,304
*	Bravo Brio Restaurant Group Inc.	192,573	3,303
	Penske Automotive Group Inc.	168,963	3,253
	Blyth Inc.	55,897	3,175
*	Amerigon Inc.	222,034	3,166
*	Digital Generation Inc.	259,403	3,092
*	Wet Seal Inc. Class A	948,265	3,091
	PEP Boys-Manny Moe & Jack	276,229	3,039
*	Fuel Systems Solutions Inc.	178,080	2,937
*	Body Central Corp.	116,313	2,903
*	Boyd Gaming Corp.	382,333	2,852
*	Smith & Wesson Holding Corp.	643,224	2,804
*	Leapfrog Enterprises Inc.	496,054	2,773
*	Libbey Inc.	208,204	2,653
*	Universal Electronics Inc.	156,850	2,646
*	Winnebago Industries Inc.	305,346	2,253
*	Kirkland's Inc.	167,402	2,226
*	Charming Shoppes Inc.	427,044	2,092
	HOT Topic Inc.	291,496	1,927
^,*	Eastman Kodak Co.	2,821,348	1,832
*	Drew Industries Inc.	73,037	1,792
*	Biglari Holdings Inc.	4,736	1,744
*	Cumulus Media Inc. Class A	493,655	1,649
^,*	Zagg Inc.	216,307	1,529
*	Universal Technical Institute Inc.	116,089	1,484
^,*	hhgregg Inc.	100,276	1,449
*	Stoneridge Inc.	165,755	1,397
*	Citi Trends Inc.	157,134	1,380

31

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
	Martha Stewart Living Omnimedia Class A	307,319	1,352
*	Overstock.com Inc.	170,931	1,340
*	Talbots Inc.	482,292	1,283
*	Vitacost.com Inc.	175,608	1,092
*	Archipelago Learning Inc.	96,430	932
*	Orbitz Worldwide Inc.	216,122	813
*	New York & Co. Inc.	291,471	775
*	Gordmans Stores Inc.	61,064	768
*	Steinway Musical Instruments Inc.	27,122	679
^,*	Hovnanian Enterprises Inc. Class A	465,838	675
*	Sealy Corp.	336,884	579
*	ReachLocal Inc.	92,530	572
*	Isle of Capri Casinos Inc.	112,348	525
*	K-Swiss Inc. Class A	101,590	297
*	Tower International Inc.	25,386	273
*	Krispy Kreme Doughnuts Inc. Warrants Exp. 3/2/2012	2,546	—
			1,223,258
Consumer Staples (3.0%)
	Nu Skin Enterprises Inc. Class A	587,535	28,537
*	TreeHouse Foods Inc.	375,231	24,533
	Casey's General Stores Inc.	397,939	20,498
*	United Natural Foods Inc.	481,843	19,279
*	Darling International Inc.	1,224,513	16,274
	PriceSmart Inc.	187,604	13,055
*	Fresh Market Inc.	301,186	12,017
	Sanderson Farms Inc.	208,488	10,451
^,*	Boston Beer Co. Inc. Class A	94,236	10,230
*	Elizabeth Arden Inc.	257,862	9,551
*	Rite Aid Corp.	6,994,253	8,813
	J&J Snack Foods Corp.	156,272	8,326
	Diamond Foods Inc.	230,283	7,431
*	Heckmann Corp.	1,037,940	6,902
*	Hain Celestial Group Inc.	184,027	6,746
	Cal-Maine Foods Inc.	145,917	5,336
*	Smart Balance Inc.	618,215	3,314
*	Pilgrim's Pride Corp.	562,446	3,240
	Calavo Growers Inc.	123,531	3,172
	Inter Parfums Inc.	176,095	2,740
*	USANA Health Sciences Inc.	79,220	2,406
	Tootsie Roll Industries Inc.	96,587	2,286
*	Nature's Sunshine Products Inc.	130,391	2,024
^,*	Medifast Inc.	146,132	2,005
	Coca-Cola Bottling Co. Consolidated	34,072	1,995
	National Beverage Corp.	121,540	1,953
^,*	Star Scientific Inc.	567,049	1,236
*	Schiff Nutrition International Inc.	89,240	955
*	Susser Holdings Corp.	41,368	936
*	Primo Water Corp.	130,164	396
			236,637
Energy (7.3%)
	CARBO Ceramics Inc.	205,968	25,402
*	Kodiak Oil & Gas Corp.	2,629,512	24,980
*	Atwood Oceanics Inc.	611,345	24,325
*	Rosetta Resources Inc.	554,683	24,129
*	Superior Energy Services Inc.	835,512	23,762
*	Complete Production Services Inc.	663,611	22,271
*	Dril-Quip Inc.	335,235	22,065
	Lufkin Industries Inc.	318,648	21,448
	Berry Petroleum Co. Class A	487,086	20,467
	World Fuel Services Corp.	372,099	15,621
*	Oasis Petroleum Inc.	531,885	15,473
*	Energy XXI Bermuda Ltd.	468,030	14,921
*	Gulfport Energy Corp.	489,087	14,404
*	Oil States International Inc.	187,950	14,354

32

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
*	Northern Oil and Gas Inc.	594,429	14,254
*	Gran Tierra Energy Inc.	2,730,593	13,107
*	Cloud Peak Energy Inc.	637,375	12,314
*	CVR Energy Inc.	588,694	11,026
*	Cheniere Energy Inc.	1,261,664	10,964
*	Gulfmark Offshore Inc.	249,836	10,496
*	Hornbeck Offshore Services Inc.	337,124	10,458
*	Carrizo Oil & Gas Inc.	390,525	10,290
*	Petroleum Development Corp.	246,798	8,665
	RPC Inc.	465,397	8,494
*	Bill Barrett Corp.	248,695	8,473
*	Patriot Coal Corp.	955,336	8,092
*	Approach Resources Inc.	271,470	7,984
*	Contango Oil & Gas Co.	130,774	7,608
*	Comstock Resources Inc.	473,483	7,244
*	McMoRan Exploration Co.	497,394	7,237
*	Quicksilver Resources Inc.	984,487	6,606
^,*	Clean Energy Fuels Corp.	515,245	6,420
^,*	Magnum Hunter Resources Corp.	1,189,617	6,412
*	Clayton Williams Energy Inc.	82,700	6,275
*	Pioneer Drilling Co.	612,419	5,928
*	GeoResources Inc.	186,503	5,466
*	Resolute Energy Corp.	478,281	5,165
*	Rex Energy Corp.	349,484	5,158
*	Western Refining Inc.	370,475	4,924
*	Swift Energy Co.	155,845	4,632
*	Tesco Corp.	339,577	4,292
*	Enbridge Energy Management LLC	117,526	4,085
*	ION Geophysical Corp.	651,363	3,993
*	Petroquest Energy Inc.	596,370	3,936
^,*	Goodrich Petroleum Corp.	284,359	3,904
*	OYO Geospace Corp.	49,794	3,851
^,*	Hyperdynamics Corp.	1,545,847	3,787
	Crosstex Energy Inc.	289,451	3,659
^,*	ATP Oil & Gas Corp.	487,300	3,587
*	Dawson Geophysical Co.	82,984	3,280
*	Endeavour International Corp.	354,764	3,083
*	Rentech Inc.	2,342,839	3,069
^,*	Abraxas Petroleum Corp.	915,388	3,021
^,*	BPZ Resources Inc.	972,456	2,762
*	Triangle Petroleum Corp.	450,397	2,689
*	FX Energy Inc.	550,224	2,641
*	Matrix Service Co.	277,272	2,617
*	TransAtlantic Petroleum Ltd.	1,874,853	2,456
^,*	Amyris Inc.	212,118	2,448
^,*	Houston American Energy Corp.	196,218	2,392
^,*	Uranium Energy Corp.	731,719	2,239
*	Venoco Inc.	322,983	2,187
*	Exterran Holdings Inc.	223,431	2,033
*	Gastar Exploration Ltd.	610,544	1,942
*	Solazyme Inc.	156,761	1,866
*	RigNet Inc.	64,704	1,083
^,*	Harvest Natural Resources Inc.	118,732	876
*	Global Geophysical Services Inc.	124,891	839
*	Gevo Inc.	82,217	517
*	Oilsands Quest Inc.	1,840,391	82
			576,530
Financials (6.0%)
	Taubman Centers Inc.	605,645	37,611
*	Signature Bank	481,913	28,910
	Extra Space Storage Inc.	936,876	22,700
	CapitalSource Inc.	3,210,233	21,509
	Tanger Factory Outlet Centers	584,237	17,130
	DuPont Fabros Technology Inc.	653,209	15,821

33

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2011

		Market
		Value
	Shares	($000)
Apartment Investment & Management Co.	631,896	14,477
* Ezcorp Inc. Class A	466,792	12,309
* Portfolio Recovery Associates Inc.	178,956	12,083
* Texas Capital Bancshares Inc.	390,501	11,953
PS Business Parks Inc.	206,808	11,463
* Forest City Enterprises Inc. Class A	918,747	10,860
* Altisource Portfolio Solutions SA	205,085	10,291
* First Cash Financial Services Inc.	290,357	10,189
Equity Lifestyle Properties Inc.	141,468	9,434
* Credit Acceptance Corp.	107,306	8,829
MarketAxess Holdings Inc.	277,851	8,366
Webster Financial Corp.	389,076	7,933
* Financial Engines Inc.	354,269	7,911
Alexander's Inc.	21,360	7,904
* DFC Global Corp.	431,787	7,798
* SVB Financial Group	158,202	7,545
* Investors Bancorp Inc.	528,827	7,129
* Green Dot Corp. Class A	222,324	6,941
Pebblebrook Hotel Trust	346,101	6,638
DCT Industrial Trust Inc.	1,287,607	6,593
* MBIA Inc.	540,381	6,263
RLJ Lodging Trust	350,329	5,896
Cash America International Inc.	107,627	5,019
* Encore Capital Group Inc.	230,627	4,903
* Greenlight Capital Re Ltd. Class A	206,661	4,892
Education Realty Trust Inc.	471,302	4,821
* Virtus Investment Partners Inc.	61,857	4,702
* World Acceptance Corp.	55,071	4,048
Montpelier Re Holdings Ltd.	226,020	4,012
* Citizens Inc.	409,583	3,969
* Tejon Ranch Co.	157,071	3,845
* INTL. FCStone Inc.	161,948	3,817
* St. Joe Co.	254,051	3,724
Coresite Realty Corp.	208,372	3,713
* HFF Inc. Class A	339,345	3,505
* Safeguard Scientifics Inc.	216,944	3,426
Kennedy-Wilson Holdings Inc.	320,823	3,394
Amtrust Financial Services Inc.	141,235	3,354
Evercore Partners Inc. Class A	124,578	3,316
Epoch Holding Corp.	147,111	3,270
* Enstar Group Ltd.	32,713	3,212
* Beneficial Mutual Bancorp Inc.	380,711	3,183
Cardinal Financial Corp.	288,205	3,095
* First Industrial Realty Trust Inc.	302,030	3,090
* Netspend Holdings Inc.	374,622	3,038
Retail Opportunity Investments Corp.	255,213	3,022
* ICG Group Inc.	388,055	2,996
Tower Group Inc.	143,714	2,899
* Ladenburg Thalmann Financial Services Inc.	1,154,242	2,863
Duff & Phelps Corp. Class A	194,081	2,814
* Pinnacle Financial Partners Inc.	170,215	2,749
* NewStar Financial Inc.	263,201	2,677
KBW Inc.	174,134	2,643
* MGIC Investment Corp.	664,525	2,479
First Connecticut Bancorp Inc.	187,472	2,439
* eHealth Inc.	145,945	2,145
* FelCor Lodging Trust Inc.	621,611	1,896
Saul Centers Inc.	45,090	1,597
Hudson Pacific Properties Inc.	105,718	1,497
SCBT Financial Corp.	51,403	1,491
* Hilltop Holdings Inc.	155,473	1,314
GAMCO Investors Inc.	26,058	1,133
Crawford & Co. Class B	129,087	795
* First Marblehead Corp.	634,844	743

34

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
	Baldwin & Lyons Inc.	29,324	639
*	Gleacher & Co. Inc.	267,331	449
	Pzena Investment Management Inc. Class A	99,320	430
			471,544
Health Care (18.8%)
*	BioMarin Pharmaceutical Inc.	1,169,892	40,221
*	Mednax Inc.	510,185	36,738
	Cooper Cos. Inc.	499,381	35,216
*	AMERIGROUP Corp.	519,369	30,684
*	Salix Pharmaceuticals Ltd.	618,101	29,576
*	Onyx Pharmaceuticals Inc.	664,770	29,217
*	HMS Holdings Corp.	886,904	28,363
*	United Therapeutics Corp.	549,029	25,942
*	Sirona Dental Systems Inc.	588,042	25,897
*	Questcor Pharmaceuticals Inc.	619,384	25,754
*	Tenet Healthcare Corp.	4,954,383	25,416
*	Cubist Pharmaceuticals Inc.	639,238	25,327
	Techne Corp.	368,474	25,152
*	Catalyst Health Solutions Inc.	469,564	24,417
*	Healthspring Inc.	438,639	23,923
*	Cepheid Inc.	655,950	22,571
	Medicis Pharmaceutical Corp. Class A	641,424	21,327
*	Thoratec Corp.	625,000	20,975
*	Ariad Pharmaceuticals Inc.	1,614,479	19,777
*	Brookdale Senior Living Inc. Class A	1,084,657	18,862
*	Myriad Genetics Inc.	890,168	18,640
*	Theravance Inc.	842,445	18,618
^,*	Incyte Corp. Ltd.	1,188,647	17,842
*	Alkermes plc	1,021,246	17,729
*	HealthSouth Corp.	996,817	17,614
*	athenahealth Inc.	347,630	17,076
*	Seattle Genetics Inc.	1,020,472	17,057
*	VCA Antech Inc.	860,616	16,997
*	Haemonetics Corp.	269,806	16,518
*	Medivation Inc.	346,916	15,996
	Quality Systems Inc.	429,020	15,869
*	Amylin Pharmaceuticals Inc.	1,373,620	15,632
*	Align Technology Inc.	656,760	15,582
*	Zoll Medical Corp.	231,581	14,631
*	Viropharma Inc.	516,902	14,158
*	PSS World Medical Inc.	557,741	13,492
	West Pharmaceutical Services Inc.	352,237	13,367
*	Impax Laboratories Inc.	653,353	13,178
*	Volcano Corp.	548,988	13,060
*	PAREXEL International Corp.	616,913	12,795
*	Par Pharmaceutical Cos. Inc.	381,844	12,498
	Chemed Corp.	223,935	11,468
*	Masimo Corp.	564,250	10,543
*	Medicines Co.	565,023	10,532
*	Air Methods Corp.	119,336	10,078
*	Auxilium Pharmaceuticals Inc.	501,625	9,997
*	Acorda Therapeutics Inc.	414,813	9,889
*	Bruker Corp.	780,615	9,695
*	Insulet Corp.	469,945	8,849
*	Cyberonics Inc.	263,654	8,832
*	Pharmacyclics Inc.	572,406	8,483
*	Luminex Corp.	398,150	8,453
*	MWI Veterinary Supply Inc.	125,042	8,308
*	Halozyme Therapeutics Inc.	868,151	8,256
^,*	Accretive Health Inc.	356,956	8,203
*	NxStage Medical Inc.	458,344	8,149
*	Spectrum Pharmaceuticals Inc.	556,454	8,141
*	Momenta Pharmaceuticals Inc.	454,961	7,912
*	IPC The Hospitalist Co. Inc.	171,753	7,853

35

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
*	SonoSite Inc.	145,288	7,825
	Hill-Rom Holdings Inc.	231,196	7,789
*	Akorn Inc.	693,038	7,707
*	Dendreon Corp.	1,012,211	7,693
^,*	MAKO Surgical Corp.	303,510	7,652
*	Jazz Pharmaceuticals Inc.	196,460	7,589
*	Opko Health Inc.	1,506,158	7,380
*	Centene Corp.	184,225	7,293
*	InterMune Inc.	575,098	7,246
*	Isis Pharmaceuticals Inc.	990,396	7,141
*	Neogen Corp.	231,639	7,097
*	Ironwood Pharmaceuticals Inc.	590,760	7,071
^,*	HeartWare International Inc.	102,133	7,047
*	Team Health Holdings Inc.	308,268	6,804
*	Orthofix International NV	192,700	6,789
*	Integra LifeSciences Holdings Corp.	215,820	6,654
*	Abaxis Inc.	238,623	6,603
*	DexCom Inc.	705,947	6,572
*	Exelixis Inc.	1,350,754	6,396
*	ABIOMED Inc.	342,523	6,326
*	Immunogen Inc.	519,356	6,014
*	NPS Pharmaceuticals Inc.	899,983	5,931
*	ICU Medical Inc.	131,408	5,913
*	Hanger Orthopedic Group Inc.	316,072	5,907
*	Vivus Inc.	604,171	5,891
*	Rigel Pharmaceuticals Inc.	745,047	5,878
*	Omnicell Inc.	347,342	5,738
^,*	Optimer Pharmaceuticals Inc.	463,121	5,669
	Computer Programs & Systems Inc.	109,942	5,619
*	Merit Medical Systems Inc.	416,452	5,572
*	AVEO Pharmaceuticals Inc.	315,564	5,428
*	Emeritus Corp.	301,225	5,274
*	NuVasive Inc.	417,308	5,254
*	Endologix Inc.	421,129	4,835
*	Medidata Solutions Inc.	219,704	4,779
*	Exact Sciences Corp.	586,149	4,760
*	Quidel Corp.	313,192	4,739
*	Dynavax Technologies Corp.	1,408,464	4,676
*	Sequenom Inc.	1,037,376	4,616
*	Arthrocare Corp.	143,891	4,558
*	Neurocrine Biosciences Inc.	519,979	4,420
*	Nektar Therapeutics	777,884	4,352
*	Bio-Reference Labs Inc.	263,847	4,293
	Cantel Medical Corp.	153,520	4,288
*	OraSure Technologies Inc.	468,799	4,271
*	Ardea Biosciences Inc.	252,965	4,252
*	AMAG Pharmaceuticals Inc.	222,167	4,201
	Atrion Corp.	16,979	4,079
*	Conceptus Inc.	310,375	3,923
*	Genomic Health Inc.	154,189	3,915
*	Hi-Tech Pharmacal Co. Inc.	100,201	3,897
*	Staar Surgical Co.	370,424	3,886
*	Corvel Corp.	72,645	3,756
*	HealthStream Inc.	199,076	3,673
*	Achillion Pharmaceuticals Inc.	475,295	3,622
*	Micromet Inc.	501,919	3,609
*	Sunrise Senior Living Inc.	544,425	3,528
*	Idenix Pharmaceuticals Inc.	467,780	3,483
*	ExamWorks Group Inc.	327,441	3,104
*	Symmetry Medical Inc.	380,947	3,044
*	Arqule Inc.	535,733	3,022
*	Depomed Inc.	580,714	3,008
*	Affymetrix Inc.	701,133	2,868
*	Accuray Inc.	672,660	2,845

36

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
*	Raptor Pharmaceutical Corp.	454,396	2,845
	Meridian Bioscience Inc.	150,712	2,839
*	Merge Healthcare Inc.	564,194	2,736
*	MAP Pharmaceuticals Inc.	207,369	2,731
*	Greatbatch Inc.	122,904	2,716
^,*	Protalix BioTherapeutics Inc.	538,575	2,655
*	Tornier NV	143,785	2,588
^,*	ZIOPHARM Oncology Inc.	573,949	2,531
*	Immunomedics Inc.	751,966	2,504
*	RTI Biologics Inc.	549,620	2,440
*	eResearchTechnology Inc.	516,355	2,422
^,*	AVANIR Pharmaceuticals Inc.	1,172,272	2,403
*	Cadence Pharmaceuticals Inc.	606,246	2,395
*	Transcend Services Inc.	100,656	2,389
	Invacare Corp.	153,791	2,351
*	BioScrip Inc.	430,317	2,350
^,*	Neoprobe Corp.	895,208	2,345
*	Molina Healthcare Inc.	101,282	2,262
^,*	Unilife Corp.	720,595	2,248
^,*	MannKind Corp.	892,696	2,232
*	Emergent Biosolutions Inc.	131,855	2,220
^,*	Cell Therapeutics Inc.	1,913,396	2,220
*	Fluidigm Corp.	167,700	2,207
*	Ligand Pharmaceuticals Inc. Class B	185,467	2,202
*	Sagent Pharmaceuticals Inc.	102,225	2,147
*	Antares Pharma Inc.	973,431	2,142
*	Aegerion Pharmaceuticals Inc.	121,601	2,036
*	Alnylam Pharmaceuticals Inc.	247,712	2,019
*	Obagi Medical Products Inc.	195,473	1,986
*	Progenics Pharmaceuticals Inc.	218,730	1,868
*	Arena Pharmaceuticals Inc.	993,866	1,859
	Landauer Inc.	34,550	1,779
*	Targacept Inc.	298,333	1,662
*	Kensey Nash Corp.	85,202	1,635
	Universal American Corp.	125,143	1,591
*	PROLOR Biotech Inc.	370,472	1,582
^,*	Biotime Inc.	256,662	1,491
^,*	Sangamo Biosciences Inc.	523,235	1,486
*	Exactech Inc.	82,472	1,358
*	Dyax Corp.	984,647	1,339
*	Lexicon Pharmaceuticals Inc.	973,580	1,256
*	Epocrates Inc.	160,604	1,253
*	Codexis Inc.	207,038	1,097
^,*	Savient Pharmaceuticals Inc.	486,607	1,085
*	LHC Group Inc.	83,655	1,073
*	Pozen Inc.	266,419	1,052
*	Pacific Biosciences of California Inc.	367,941	1,030
*	Geron Corp.	688,237	1,019
*	Natus Medical Inc.	107,460	1,013
*	Metabolix Inc.	220,643	1,004
*	Durect Corp.	778,208	918
*	Osiris Therapeutics Inc.	171,570	918
*	Endocyte Inc.	243,437	915
*	SurModics Inc.	60,893	893
*	Novavax Inc.	704,971	888
*	Trius Therapeutics Inc.	119,383	854
*	Enzo Biochem Inc.	363,081	813
*	Allos Therapeutics Inc.	542,334	770
*	Pain Therapeutics Inc.	200,195	761
^,*	Ampio Pharmaceuticals Inc.	166,781	712
*	SIGA Technologies Inc.	264,039	665
*	XenoPort Inc.	168,316	641
*	Palomar Medical Technologies Inc.	66,776	621
*	Nabi Biopharmaceuticals	316,842	596

37

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
*	Orexigen Therapeutics Inc.	367,650	592
^,*	Complete Genomics Inc.	174,540	511
*	BioMimetic Therapeutics Inc.	110,899	316
*	Forest Laboratories Inc. Contingent Value Rights Exp. 4/14/2018	132,154	126
*	Alimera Sciences Inc.	82,088	103
			1,476,715
Industrials (18.9%)
	Wabtec Corp.	504,920	35,319
*	Kirby Corp.	523,911	34,494
	Lincoln Electric Holdings Inc.	836,910	32,740
	IDEX Corp.	869,153	32,254
*	Clean Harbors Inc.	499,127	31,809
*	Thomas & Betts Corp.	522,194	28,512
	Triumph Group Inc.	462,007	27,004
	Graco Inc.	636,540	26,028
*	Genesee & Wyoming Inc. Class A	419,313	25,402
	Woodward Inc.	612,147	25,055
*	Hexcel Corp.	1,028,909	24,910
	Nordson Corp.	602,512	24,811
*	Fortune Brands Home & Security Inc.	1,451,594	24,721
	Landstar System Inc.	499,133	23,918
*	Corrections Corp. of America	1,121,207	22,839
*	Dollar Thrifty Automotive Group Inc.	303,369	21,315
	Toro Co.	320,786	19,459
*	United Rentals Inc.	655,387	19,367
*	FTI Consulting Inc.	434,724	18,441
*	Shaw Group Inc.	681,582	18,335
*	Moog Inc. Class A	416,278	18,287
*	Old Dominion Freight Line Inc.	450,657	18,265
*	CoStar Group Inc.	264,684	17,662
*	Middleby Corp.	186,273	17,517
*	Air Lease Corp.	724,151	17,170
*	Chart Industries Inc.	307,905	16,648
	Exelis Inc.	1,829,694	16,559
*	Acacia Research - Acacia Technologies	448,501	16,375
	Actuant Corp. Class A	717,905	16,289
	CLARCOR Inc.	325,584	16,276
*	Polypore International Inc.	364,290	16,025
	Kennametal Inc.	425,013	15,522
	United Stationers Inc.	441,448	14,374
	UTi Worldwide Inc.	1,073,826	14,271
*	Tetra Tech Inc.	653,648	14,112
	Applied Industrial Technologies Inc.	401,175	14,109
	Corporate Executive Board Co.	361,532	13,774
	Rollins Inc.	615,155	13,669
*	Oshkosh Corp.	620,034	13,256
*	Teledyne Technologies Inc.	237,590	13,032
*	Advisory Board Co.	169,603	12,586
*	HUB Group Inc. Class A	385,272	12,494
	Acuity Brands Inc.	226,692	12,015
	Barnes Group Inc.	494,772	11,929
*	Avis Budget Group Inc.	1,098,677	11,778
	Healthcare Services Group Inc.	660,146	11,678
	HEICO Corp.	195,033	11,406
	Watsco Inc.	173,063	11,363
	Raven Industries Inc.	179,606	11,118
*	RSC Holdings Inc.	597,161	11,048
*	MasTec Inc.	620,216	10,773
*	WABCO Holdings Inc.	245,906	10,672
	Herman Miller Inc.	578,262	10,669
	Valmont Industries Inc.	117,499	10,668
	Robbins & Myers Inc.	215,085	10,442
*	II-VI Inc.	557,521	10,236
	Forward Air Corp.	308,694	9,894

38

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
	Knight Transportation Inc.	631,216	9,872
*	Beacon Roofing Supply Inc.	482,445	9,760
*	RBC Bearings Inc.	229,427	9,567
*	Armstrong World Industries Inc.	213,887	9,383
	Franklin Electric Co. Inc.	206,051	8,976
*	Orbital Sciences Corp.	611,524	8,885
	Unifirst Corp.	156,478	8,879
*	Huron Consulting Group Inc.	225,066	8,719
*	Allegiant Travel Co. Class A	159,468	8,506
	Titan International Inc.	418,590	8,146
	Heartland Express Inc.	569,177	8,134
	ESCO Technologies Inc.	278,422	8,013
*	Seaboard Corp.	3,816	7,769
	Knoll Inc.	500,194	7,428
*	Blount International Inc.	510,062	7,406
	Cubic Corp.	167,743	7,312
	Lindsay Corp.	131,421	7,214
*	EnPro Industries Inc.	216,662	7,146
^,*	Colfax Corp.	250,635	7,138
*	Mobile Mini Inc.	400,557	6,990
*	SYKES Enterprises Inc.	442,954	6,937
	Tennant Co.	178,203	6,927
*	Swift Transportation Co.	830,440	6,843
*	DigitalGlobe Inc.	387,178	6,625
	HEICO Corp. Class A	167,436	6,589
	American Science & Engineering Inc.	96,435	6,568
*	Exponent Inc.	142,730	6,561
*	Astec Industries Inc.	201,682	6,496
	Insperity Inc.	249,080	6,314
*	GrafTech International Ltd.	426,424	5,821
*	Aerovironment Inc.	184,879	5,818
*	Team Inc.	194,797	5,795
*	KAR Auction Services Inc.	427,629	5,773
	Gorman-Rupp Co.	197,502	5,362
*	Altra Holdings Inc.	281,637	5,303
*	ICF International Inc.	206,688	5,122
	Resources Connection Inc.	477,582	5,058
	Sun Hydraulics Corp.	215,212	5,042
*	Meritor Inc.	938,588	4,993
*	Dycom Industries Inc.	227,753	4,765
	Simpson Manufacturing Co. Inc.	141,365	4,758
	National Presto Industries Inc.	50,406	4,718
*	Kforce Inc.	378,739	4,670
*	GeoEye Inc.	209,401	4,653
	John Bean Technologies Corp.	299,540	4,604
*	Sauer-Danfoss Inc.	126,631	4,585
*	Trimas Corp.	253,757	4,555
	Standex International Corp.	130,567	4,462
*	Korn/Ferry International	250,273	4,270
*	MYR Group Inc.	213,936	4,095
*	Mistras Group Inc.	159,187	4,058
*	Global Power Equipment Group Inc.	169,705	4,031
*	Rush Enterprises Inc. Class A	192,374	4,024
	AAON Inc.	193,940	3,974
*	H&E Equipment Services Inc.	293,616	3,940
*	USG Corp.	386,552	3,927
*	Pendrell Corp.	1,514,388	3,877
*	Titan Machinery Inc.	173,544	3,771
*	Spirit Airlines Inc.	228,105	3,558
	Interface Inc. Class A	307,035	3,543
*	Astronics Corp.	97,340	3,486
*	DXP Enterprises Inc.	103,540	3,334
	Multi-Color Corp.	126,428	3,253
	Twin Disc Inc.	89,304	3,244

39

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
*	Taser International Inc.	624,067	3,195
*	Trex Co. Inc.	138,949	3,183
^,*	Capstone Turbine Corp.	2,715,284	3,150
*	TrueBlue Inc.	226,320	3,141
	Marten Transport Ltd.	172,840	3,109
*	Powell Industries Inc.	98,521	3,082
*	Greenbrier Cos. Inc.	125,259	3,041
*	Standard Parking Corp.	166,499	2,975
*	InnerWorkings Inc.	316,754	2,949
*	On Assignment Inc.	252,469	2,823
	Celadon Group Inc.	238,013	2,811
	Dynamic Materials Corp.	139,989	2,769
*	PMFG Inc.	138,051	2,693
	Amerco Inc.	28,776	2,544
*	GenCorp Inc.	461,760	2,457
*	RailAmerica Inc.	159,783	2,379
*	Furmanite Corp.	369,535	2,332
*	EnerNOC Inc.	210,286	2,286
	Kaman Corp.	82,118	2,243
*	Thermon Group Holdings Inc.	123,745	2,180
*	Ameresco Inc. Class A	158,053	2,169
	AZZ Inc.	46,148	2,097
*	Roadrunner Transportation Systems Inc.	144,258	2,038
*	Cenveo Inc.	596,298	2,027
*	Wabash National Corp.	252,002	1,976
*	Pacer International Inc.	367,709	1,967
	Vicor Corp.	220,907	1,758
^,*	Zipcar Inc.	123,019	1,651
*	RPX Corp.	127,531	1,613
^,*	A123 Systems Inc.	993,136	1,599
*	Rush Enterprises Inc. Class B	92,222	1,583
^,*	Swisher Hygiene Inc.	414,272	1,549
*	Pike Electric Corp.	194,221	1,396
*	CBIZ Inc.	225,962	1,381
*	Hill International Inc.	262,685	1,350
*	American Railcar Industries Inc.	55,955	1,339
*	Dolan Co.	152,241	1,297
*	Commercial Vehicle Group Inc.	135,713	1,227
^,*	American Superconductor Corp.	328,552	1,212
*	KEYW Holding Corp.	137,053	1,014
^,*	Energy Recovery Inc.	385,885	996
*	American Reprographics Co.	128,041	588
*	Patriot Transportation Holding Inc.	20,530	446
^,*	Eagle Bulk Shipping Inc.	231,436	218
			1,491,872
Information Technology (23.8%)
*	Netlogic Microsystems Inc.	649,994	32,220
*	Gartner Inc.	908,884	31,602
*	SuccessFactors Inc.	785,682	31,325
*	Cadence Design Systems Inc.	2,815,385	29,280
	Jack Henry & Associates Inc.	858,687	28,861
*	Ariba Inc.	1,020,630	28,659
*	Teradyne Inc.	1,947,828	26,549
	National Instruments Corp.	1,005,478	26,092
*	JDS Uniphase Corp.	2,386,229	24,912
*	Concur Technologies Inc.	480,088	24,384
	MercadoLibre Inc.	300,113	23,871
*	NeuStar Inc. Class A	683,590	23,358
*	Parametric Technology Corp.	1,229,974	22,459
*	WebMD Health Corp.	583,088	21,895
*	Fortinet Inc.	961,065	20,961
*	Wright Express Corp.	384,136	20,851
	InterDigital Inc.	475,395	20,713
*	Zebra Technologies Corp.	563,406	20,159

40

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
	ADTRAN Inc.	640,406	19,315
*	Viasat Inc.	418,636	19,308
*	Silicon Laboratories Inc.	439,823	19,097
*	QLIK Technologies Inc.	781,532	18,913
*	CommVault Systems Inc.	442,402	18,899
*	Anixter International Inc.	310,253	18,504
	Plantronics Inc.	488,909	17,425
*	Semtech Corp.	683,867	16,974
*	AOL Inc.	1,119,053	16,898
*	Ultimate Software Group Inc.	256,993	16,735
*	Taleo Corp. Class A	432,186	16,721
*	FEI Co.	409,614	16,704
*	QLogic Corp.	1,087,358	16,310
*	Finisar Corp.	947,738	15,870
^,*	Universal Display Corp.	429,221	15,748
*	RF Micro Devices Inc.	2,891,228	15,613
*	Aruba Networks Inc.	823,119	15,244
*	Microsemi Corp.	907,034	15,193
	MAXIMUS Inc.	361,075	14,930
*	SolarWinds Inc.	533,560	14,913
	Sapient Corp.	1,164,455	14,672
*	Hittite Microwave Corp.	295,165	14,575
*	JDA Software Group Inc.	445,259	14,422
*	Cavium Inc.	484,595	13,777
	j2 Global Inc.	484,121	13,623
*	Progress Software Corp.	699,403	13,533
*	ValueClick Inc.	827,917	13,487
	Blackbaud Inc.	466,661	12,927
^,*	VistaPrint NV	419,943	12,850
*	Ciena Corp.	1,013,578	12,264
*	LinkedIn Corp. Class A	190,084	11,977
*	Quest Software Inc.	628,931	11,698
*	Cabot Microelectronics Corp.	243,769	11,518
*	TiVo Inc.	1,260,029	11,302
*	Blue Coat Systems Inc.	442,462	11,261
*	RightNow Technologies Inc.	260,811	11,144
*	Cardtronics Inc.	387,290	10,480
*	Take-Two Interactive Software Inc.	771,299	10,451
*	Acxiom Corp.	852,911	10,414
*	Synaptics Inc.	344,332	10,382
*	Cirrus Logic Inc.	647,964	10,270
*	Scansource Inc.	283,799	10,217
*	Monster Worldwide Inc.	1,285,165	10,191
	Cypress Semiconductor Corp.	598,010	10,100
*	IPG Photonics Corp.	297,973	10,092
	Power Integrations Inc.	304,093	10,084
*	ACI Worldwide Inc.	350,082	10,026
	Heartland Payment Systems Inc.	410,236	9,993
*	NetSuite Inc.	246,117	9,980
*	Cymer Inc.	197,327	9,819
*	Sourcefire Inc.	300,148	9,719
*	GT Advanced Technologies Inc.	1,324,073	9,586
*	RealPage Inc.	370,561	9,364
*	MicroStrategy Inc. Class A	85,908	9,306
^,*	VirnetX Holding Corp.	368,529	9,202
*	OSI Systems Inc.	184,494	9,000
*	Bankrate Inc.	418,374	8,995
*	Tessera Technologies Inc.	536,077	8,979
*	Manhattan Associates Inc.	221,242	8,956
*	Euronet Worldwide Inc.	482,850	8,923
	DST Systems Inc.	194,694	8,863
*	FleetCor Technologies Inc.	294,404	8,794
*	Advent Software Inc.	355,469	8,659
^	Ebix Inc.	391,552	8,653

41

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
*	Netgear Inc.	254,881	8,556
*	Tyler Technologies Inc.	282,407	8,503
*	Synchronoss Technologies Inc.	279,038	8,430
*	TriQuint Semiconductor Inc.	1,724,828	8,400
*	Integrated Device Technology Inc.	1,529,186	8,349
*	Bottomline Technologies Inc.	358,838	8,314
	Syntel Inc.	174,639	8,168
*	Rambus Inc.	1,078,691	8,144
*	Diodes Inc.	381,587	8,128
*	Aspen Technology Inc.	467,500	8,111
	NIC Inc.	603,335	8,030
*	Unisys Corp.	406,348	8,009
*	FARO Technologies Inc.	173,747	7,992
*	Websense Inc.	416,239	7,796
	Cognex Corp.	209,012	7,481
*	Ceva Inc.	244,728	7,406
*	LogMeIn Inc.	189,835	7,318
*	Kenexa Corp.	268,757	7,176
*	Liquidity Services Inc.	192,808	7,115
*	Ancestry.com Inc.	309,037	7,096
*	Constant Contact Inc.	294,865	6,844
*	Rofin-Sinar Technologies Inc.	297,819	6,805
^,*	OpenTable Inc.	173,500	6,789
*	Compuware Corp.	800,364	6,659
*	Volterra Semiconductor Corp.	259,475	6,645
*	Infinera Corp.	1,052,980	6,613
*	Ultratech Inc.	268,429	6,595
^,*	Fusion-io Inc.	270,716	6,551
*	3D Systems Corp.	449,712	6,476
*	Loral Space & Communications Inc.	99,769	6,473
*	SS&C Technologies Holdings Inc.	357,545	6,457
*	Stratasys Inc.	210,209	6,392
*	BroadSoft Inc.	211,355	6,383
*	Netscout Systems Inc.	358,558	6,311
*	LivePerson Inc.	500,466	6,281
*	Standard Microsystems Corp.	242,297	6,244
*	Digital River Inc.	415,106	6,235
^,*	Higher One Holdings Inc.	328,363	6,055
	OPNET	164,627	6,037
*	DealerTrack Holdings Inc.	216,521	5,902
*	Monotype Imaging Holdings Inc.	376,937	5,876
^,*	Veeco Instruments Inc.	279,141	5,806
*	comScore Inc.	266,582	5,652
*	Forrester Research Inc.	166,149	5,639
	Micrel Inc.	552,911	5,590
*	Quantum Corp.	2,304,606	5,531
*	Verint Systems Inc.	200,422	5,520
*	LoopNet Inc.	296,730	5,424
*	CSG Systems International Inc.	361,806	5,322
*	Sonus Networks Inc.	2,185,054	5,244
*	S1 Corp.	544,528	5,211
^	Pegasystems Inc.	177,173	5,209
*	iGate Corp.	326,363	5,134
*	ExlService Holdings Inc.	228,485	5,111
*	Monolithic Power Systems Inc.	332,501	5,011
*	DTS Inc.	180,216	4,909
*	Magma Design Automation Inc.	680,633	4,887
*	TeleTech Holdings Inc.	297,248	4,815
*	PMC - Sierra Inc.	855,403	4,713
*	Cornerstone OnDemand Inc.	251,385	4,585
*	Vocus Inc.	206,993	4,573
*	Applied Micro Circuits Corp.	672,757	4,521
*	Maxwell Technologies Inc.	277,958	4,514
*	DemandTec Inc.	341,404	4,496

42

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
*	Super Micro Computer Inc.	284,970	4,468
	Badger Meter Inc.	150,090	4,417
*	Mercury Computer Systems Inc.	318,321	4,231
*	Ixia	401,144	4,216
*	Measurement Specialties Inc.	150,726	4,214
^,*	Entropic Communications Inc.	816,812	4,174
*	Dice Holdings Inc.	492,816	4,085
	EPIQ Systems Inc.	337,268	4,054
*	ServiceSource International Inc.	248,854	3,905
*	Accelrys Inc.	580,113	3,898
*	STEC Inc.	446,616	3,836
*	Nanometrics Inc.	203,700	3,752
*	KIT Digital Inc.	431,216	3,644
*	Interactive Intelligence Group Inc.	148,150	3,396
*	Silicon Graphics International Corp.	296,190	3,394
	Cass Information Systems Inc.	92,313	3,359
^,*	OCZ Technology Group Inc.	488,116	3,226
^,*	RealD Inc.	398,020	3,160
*	PROS Holdings Inc.	211,957	3,154
	Keynote Systems Inc.	153,225	3,147
*	Internap Network Services Corp.	520,659	3,093
*	TNS Inc.	174,003	3,083
*	Perficient Inc.	306,339	3,066
*	Digi International Inc.	267,826	2,989
*	Globecomm Systems Inc.	215,643	2,950
*	Stamps.com Inc.	112,427	2,938
*	IXYS Corp.	264,737	2,867
*	Fabrinet	197,301	2,699
*	Omnivision Technologies Inc.	218,642	2,675
*	Power-One Inc.	672,280	2,629
*	Actuate Corp.	445,355	2,610
*	Kopin Corp.	670,014	2,600
*	Silicon Image Inc.	552,056	2,595
*	Lattice Semiconductor Corp.	434,143	2,579
*	QuinStreet Inc.	274,347	2,568
*	Extreme Networks	876,632	2,560
*	Virtusa Corp.	173,328	2,510
*	MIPS Technologies Inc. Class A	551,935	2,462
*	Inphi Corp.	200,870	2,402
*	XO Group Inc.	270,160	2,253
*	Cray Inc.	342,121	2,214
*	Rogers Corp.	58,914	2,172
*	SciQuest Inc.	150,740	2,151
*	Limelight Networks Inc.	716,177	2,120
*	MoneyGram International Inc.	117,525	2,086
*	Multi-Fineline Electronix Inc.	101,323	2,082
*	VASCO Data Security International Inc.	318,923	2,079
*	X-Rite Inc.	446,143	2,070
*	Demand Media Inc.	308,059	2,049
*	ShoreTel Inc.	320,586	2,045
*	Sycamore Networks Inc.	112,949	2,022
*	Active Network Inc.	142,435	1,937
*	Seachange International Inc.	270,210	1,900
*	Echo Global Logistics Inc.	116,340	1,879
*	Echelon Corp.	334,410	1,629
*	IntraLinks Holdings Inc.	258,342	1,612
*	Calix Inc.	245,160	1,586
	Marchex Inc. Class B	241,890	1,512
*	Oclaro Inc.	530,057	1,495
^,*	Travelzoo Inc.	60,481	1,487
*	Magnachip Semiconductor Corp.	185,854	1,390
*	CIBER Inc.	355,126	1,371
*	Move Inc.	210,000	1,327
*	Envestnet Inc.	108,149	1,294

43

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
*	STR Holdings Inc.	152,297	1,253
*	Agilysys Inc.	156,831	1,247
	Daktronics Inc.	130,151	1,246
	Pulse Electronics Corp.	415,133	1,162
*	Responsys Inc.	123,279	1,096
*	Anadigics Inc.	461,963	1,012
*	Sigma Designs Inc.	158,230	949
*	Formfactor Inc.	186,226	942
*	NCI Inc. Class A	80,680	940
^,*	Rosetta Stone Inc.	121,323	926
*	MaxLinear Inc.	191,403	909
^,*	Rubicon Technology Inc.	96,417	905
*	SunPower Corp. Class A	144,892	903
*	Intevac Inc.	119,869	887
*	Anaren Inc.	52,166	867
*	Deltek Inc.	76,728	754
*	TeleNav Inc.	88,210	689
*	Pericom Semiconductor Corp.	85,883	654
*	Viasystems Group Inc.	34,909	591
^,*	Meru Networks Inc.	110,793	458
*	Powerwave Technologies Inc.	217,279	452
*	Novatel Wireless Inc.	118,348	370
^,*	Motricity Inc.	244,067	220
			1,875,354
Materials (4.7%)
	Royal Gold Inc.	542,256	36,564
*	WR Grace & Co.	771,126	35,410
*	Allied Nevada Gold Corp.	887,595	26,876
*	Rockwood Holdings Inc.	681,698	26,838
	NewMarket Corp.	115,794	22,940
*	Solutia Inc.	1,280,359	22,125
	Temple-Inland Inc.	397,805	12,614
*	Intrepid Potash Inc.	550,827	12,465
	Balchem Corp.	302,747	12,273
	Schweitzer-Mauduit International Inc.	168,435	11,194
	Silgan Holdings Inc.	256,808	9,923
*	Calgon Carbon Corp.	590,966	9,284
	Buckeye Technologies Inc.	266,601	8,915
*	Clearwater Paper Corp.	240,921	8,579
	Globe Specialty Metals Inc.	630,342	8,440
	Carpenter Technology Corp.	161,672	8,323
	Koppers Holdings Inc.	215,476	7,404
	PolyOne Corp.	634,978	7,334
	Deltic Timber Corp.	111,883	6,757
*	KapStone Paper and Packaging Corp.	411,828	6,482
*	Innospec Inc.	223,567	6,276
*	Graphic Packaging Holding Co.	1,425,132	6,071
*	LSB Industries Inc.	186,185	5,219
*	Materion Corp.	203,671	4,945
	Gold Resource Corp.	216,121	4,593
*	US Gold Corp.	1,246,623	4,189
	Wausau Paper Corp.	490,035	4,048
	Haynes International Inc.	63,975	3,493
	Hawkins Inc.	92,356	3,404
*	Flotek Industries Inc.	322,047	3,208
	Zep Inc.	195,693	2,736
	Stepan Co.	29,849	2,393
	PH Glatfelter Co.	167,693	2,368
*	Zoltek Cos. Inc.	306,973	2,339
	Texas Industries Inc.	66,605	2,050
^,*	General Moly Inc.	618,171	1,910
	Tredegar Corp.	82,297	1,829
^,*	Midway Gold Corp.	762,757	1,609
	Kronos Worldwide Inc.	85,089	1,535

44

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2011

					Market
					Value
				Shares	($000)
^,*	Paramount Gold and Silver Corp.			697,327	1,492
*	United States Lime & Minerals Inc.			23,634	1,421
*	Omnova Solutions Inc.			214,152	987
*	Spartech Corp.			162,728	770
*	Golden Minerals Co.			104,036	604
*	Headwaters Inc.			224,738	499
					370,728
Telecommunication Services (1.1%)
*	tw telecom inc Class A			1,497,935	29,030
*	AboveNet Inc.			229,602	14,926
*	Cogent Communications Group Inc.			457,775	7,732
*	Clearwire Corp. Class A			3,554,395	6,895
*	Vonage Holdings Corp.			1,534,757	3,760
*	Neutral Tandem Inc.			313,261	3,349
*	General Communication Inc. Class A			335,420	3,284
*	Cincinnati Bell Inc.			991,764	3,005
*	Premiere Global Services Inc.			331,755	2,810
	Atlantic Tele-Network Inc.			67,965	2,654
*	Cbeyond Inc.			305,868	2,450
	NTELOS Holdings Corp.			106,434	2,169
	Lumos Networks Corp.			57,829	887
	IDT Corp. Class B			88,237	828
*	Boingo Wireless Inc.			70,017	602
^	Alaska Communications Systems Group Inc.			166,976	503
	Windstream Corp.			1	—
					84,884
Utilities (0.7%)
	ITC Holdings Corp.			536,660	40,722
*	GenOn Energy Inc.			4,036,536	10,535
*	Dynegy Inc. Class A			359,219	995

					52,252
Total Common Stocks (Cost $7,719,190)					7,859,774

					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (1.9%)[1]
Money Market Fund (1.9%)
2,3	Vanguard Market Liquidity Fund	0.110%		145,474,000	145,474

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.0%)
4,5	Freddie Mac Discount Notes	0.050%	4/24/12	3,000	2,999
Total Temporary Cash Investments (Cost $148,473)					148,473
Total Investments (101.7%) (Cost $7,867,663)					8,008,247
Other Assets and Liabilities—Net (-1.7%)					(134,784)
Net Assets (100%)					7,873,463

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $119,094,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.7%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

45

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2011

3 Includes $128,109,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
5 Securities with a value of $2,999,000 have been segregated as initial margin for open futures contracts.

46

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2011

		Market
		Value
	Shares	($000)
Common Stocks (99.8%)[1]
Consumer Discretionary (10.9%)
Foot Locker Inc.	1,309,447	31,217
Jarden Corp.	739,316	22,091
Service Corp. International	2,016,100	21,471
* Visteon Corp.	416,681	20,809
Rent-A-Center Inc.	524,280	19,398
Brinker International Inc.	703,273	18,820
* Dana Holding Corp.	1,250,265	15,191
Wolverine World Wide Inc.	419,122	14,937
Wendy's Co.	2,695,526	14,448
Cinemark Holdings Inc.	777,045	14,368
Men's Wearhouse Inc.	417,118	13,519
Dillard's Inc. Class A	282,481	12,678
* Genesco Inc.	202,659	12,512
Hillenbrand Inc.	533,266	11,902
* Ascena Retail Group Inc.	367,485	10,922
Group 1 Automotive Inc.	200,981	10,411
Meredith Corp.	307,991	10,056
Cracker Barrel Old Country Store Inc.	195,314	9,846
* Cabela's Inc.	384,003	9,761
* DreamWorks Animation SKG Inc. Class A	587,143	9,744
Finish Line Inc. Class A	448,932	8,658
Bob Evans Farms Inc.	257,876	8,649
Regal Entertainment Group Class A	723,466	8,638
RadioShack Corp.	848,350	8,237
* New York Times Co. Class A	1,059,639	8,191
Regis Corp.	490,839	8,123
Jones Group Inc.	732,434	7,727
* Helen of Troy Ltd.	249,566	7,662
* Jack in the Box Inc.	356,128	7,443
* Collective Brands Inc.	516,692	7,425
Scholastic Corp.	238,556	7,150
Cooper Tire & Rubber Co.	504,502	7,068
* Iconix Brand Group Inc.	406,244	6,618
* Orient-Express Hotels Ltd. Class A	875,185	6,538
* Hanesbrands Inc.	289,937	6,338
Choice Hotels International Inc.	165,857	6,311
* Saks Inc.	634,518	6,187
Ryland Group Inc.	378,746	5,969
International Speedway Corp. Class A	233,591	5,922
* Childrens Place Retail Stores Inc.	110,197	5,854
* Meritage Homes Corp.	248,694	5,767
Cato Corp. Class A	236,705	5,728
MDC Holdings Inc.	324,266	5,717
Oxford Industries Inc.	119,055	5,372
* Live Nation Entertainment Inc.	645,214	5,362
* Scientific Games Corp. Class A	549,763	5,333
* Ascent Capital Group Inc. Class A	105,024	5,327
* La-Z-Boy Inc.	443,909	5,283
* Office Depot Inc.	2,438,667	5,243
Ethan Allen Interiors Inc.	220,919	5,238
* Career Education Corp.	650,287	5,183
Sinclair Broadcast Group Inc. Class A	443,435	5,024
Belo Corp. Class A	793,868	5,001
Churchill Downs Inc.	95,041	4,954
Penske Automotive Group Inc.	255,125	4,911
Columbia Sportswear Co.	101,451	4,723
Sonic Automotive Inc. Class A	314,677	4,660
Fred's Inc. Class A	318,180	4,639
Lithia Motors Inc. Class A	193,266	4,225
Stage Stores Inc.	296,382	4,117
Stewart Enterprises Inc. Class A	706,227	4,068

47

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
	American Greetings Corp. Class A	322,919	4,040
*	Skechers U.S.A. Inc. Class A	327,801	3,973
^	KB Home	590,805	3,970
*	Dorman Products Inc.	107,154	3,957
*	Quiksilver Inc.	1,050,414	3,792
	Strayer Education Inc.	35,921	3,491
*	Red Robin Gourmet Burgers Inc.	122,361	3,389
	Brown Shoe Co. Inc.	380,781	3,389
*	Ruby Tuesday Inc.	485,965	3,353
*	OfficeMax Inc.	736,501	3,344
	Superior Industries International Inc.	197,431	3,265
	Jakks Pacific Inc.	230,504	3,252
*	Modine Manufacturing Co.	339,099	3,208
	Harte-Hanks Inc.	349,093	3,173
*	Charming Shoppes Inc.	647,109	3,171
	Standard Motor Products Inc.	156,510	3,138
*	Federal-Mogul Corp.	211,497	3,120
	Core-Mark Holding Co. Inc.	77,991	3,088
	Callaway Golf Co.	552,641	3,056
*,^	Barnes & Noble Inc.	205,883	2,981
*	Standard Pacific Corp.	931,485	2,962
	Nutrisystem Inc.	225,963	2,922
	Movado Group Inc.	155,750	2,830
*	Drew Industries Inc.	109,983	2,698
*,^	Education Management Corp.	95,251	2,666
*	Biglari Holdings Inc.	7,130	2,626
	PEP Boys-Manny Moe & Jack	224,266	2,467
*	Arctic Cat Inc.	102,788	2,318
	Marcus Corp.	178,273	2,248
	World Wrestling Entertainment Inc. Class A	237,724	2,216
*	EW Scripps Co. Class A	270,463	2,166
	National CineMedia Inc.	164,303	2,037
*	Systemax Inc.	123,832	2,032
*	Shoe Carnival Inc.	78,921	2,028
*	American Axle & Manufacturing Holdings Inc.	201,834	1,996
	Speedway Motorsports Inc.	123,133	1,888
*	Asbury Automotive Group Inc.	86,331	1,861
	PetMed Express Inc.	179,166	1,860
*	Stein Mart Inc.	246,809	1,681
	Big 5 Sporting Goods Corp.	158,478	1,655
*	Beazer Homes USA Inc.	641,317	1,590
*	Perry Ellis International Inc.	110,711	1,574
	Haverty Furniture Cos. Inc.	142,286	1,562
*	M/I Homes Inc.	158,531	1,522
*,^	Corinthian Colleges Inc.	694,359	1,507
*	Exide Technologies	572,298	1,505
	Weyco Group Inc.	60,503	1,485
*	Journal Communications Inc. Class A	328,168	1,444
	CSS Industries Inc.	71,354	1,421
	Lincoln Educational Services Corp.	165,703	1,309
*	Boyd Gaming Corp.	169,185	1,262
*	McClatchy Co. Class A	520,673	1,244
*	Universal Technical Institute Inc.	95,363	1,219
*,^	hhgregg Inc.	82,349	1,190
*	Entercom Communications Corp. Class A	186,384	1,146
*	Steinway Musical Instruments Inc.	41,608	1,042
*	Unifi Inc.	129,709	986
*	LIN TV Corp. Class A	227,502	962
*	Coldwater Creek Inc.	770,688	909
*	Kenneth Cole Productions Inc. Class A	83,676	886
	HOT Topic Inc.	128,735	851
*	Pacific Sunwear of California Inc.	457,211	782
	Christopher & Banks Corp.	308,585	722
*	Stoneridge Inc.	73,318	618

48

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
*	Talbots Inc.	213,289	567
*	Furniture Brands International Inc.	430,733	530
*	K-Swiss Inc. Class A	154,269	450
*	Isle of Capri Casinos Inc.	91,820	429
*	Tower International Inc.	38,607	415
*	School Specialty Inc.	139,170	348
*,^	Hovnanian Enterprises Inc. Class A	206,333	299
*	Sealy Corp.	148,071	255
			700,022
Consumer Staples (3.3%)
	Corn Products International Inc.	652,769	34,329
	Flowers Foods Inc.	986,273	18,719
	Ruddick Corp.	376,153	16,039
	SUPERVALU Inc.	1,804,891	14,656
	Lancaster Colony Corp.	162,681	11,280
	B&G Foods Inc. Class A	407,995	9,820
	Universal Corp.	197,484	9,076
	Fresh Del Monte Produce Inc.	356,319	8,912
	Snyders-Lance Inc.	346,212	7,790
^	Vector Group Ltd.	373,019	6,625
	Andersons Inc.	150,689	6,579
*	Spectrum Brands Holdings Inc.	200,766	5,501
*	Hain Celestial Group Inc.	149,748	5,490
	WD-40 Co.	134,113	5,419
*	Prestige Brands Holdings Inc.	428,286	4,827
*	Winn-Dixie Stores Inc.	476,566	4,470
	Weis Markets Inc.	102,743	4,104
	Spartan Stores Inc.	194,258	3,594
*	Chiquita Brands International Inc.	388,877	3,243
	Nash Finch Co.	103,672	3,036
*,^	Dole Food Co. Inc.	340,908	2,949
*	Central Garden and Pet Co. Class A	316,513	2,633
*,^	Central European Distribution Corp.	590,678	2,584
*	Pantry Inc.	195,337	2,338
*	Alliance One International Inc.	704,149	1,915
	Tootsie Roll Industries Inc.	78,143	1,850
*	Revlon Inc. Class A	105,683	1,571
*	Susser Holdings Corp.	63,288	1,432
	Village Super Market Inc. Class A	50,293	1,431
*	Seneca Foods Corp. Class A	53,840	1,390
	Ingles Markets Inc. Class A	89,190	1,343
*,^	Star Scientific Inc.	465,703	1,015
	Coca-Cola Bottling Co. Consolidated	14,990	878
*	Central Garden and Pet Co.	106,343	868
	Farmer Bros Co.	62,801	480
*	Primo Water Corp.	57,161	174
			208,360
Energy (4.6%)
	Tidewater Inc.	441,400	21,761
*	Oil States International Inc.	283,779	21,672
*	Key Energy Services Inc.	1,095,442	16,946
*	Unit Corp.	348,110	16,152
*	SEACOR Holdings Inc.	175,264	15,591
	Bristow Group Inc.	310,970	14,737
*	Helix Energy Solutions Group Inc.	855,943	13,524
*	Forest Oil Corp.	972,637	13,179
	World Fuel Services Corp.	302,445	12,697
*	Stone Energy Corp.	375,165	9,897
*	SemGroup Corp. Class A	317,829	8,283
	Targa Resources Corp.	197,684	8,044
*	Newpark Resources Inc.	777,120	7,383
*	Swift Energy Co.	235,422	6,997
*	Bill Barrett Corp.	202,761	6,908
*	Parker Drilling Co.	947,535	6,794

49

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
	W&T Offshore Inc.	317,620	6,737
*	Energy XXI Bermuda Ltd.	205,431	6,549
*	Enbridge Energy Management LLC	177,649	6,175
*	Tetra Technologies Inc.	658,297	6,148
*	McMoRan Exploration Co.	405,471	5,900
*	Basic Energy Services Inc.	253,260	4,989
*	CVR Energy Inc.	258,290	4,838
*	Lone Pine Resources Inc.	688,651	4,827
*	Hercules Offshore Inc.	995,754	4,421
*	Energy Partners Ltd.	240,906	3,517
	Gulf Island Fabrication Inc.	115,692	3,379
*	ION Geophysical Corp.	531,171	3,256
*	Exterran Holdings Inc.	338,188	3,077
*	Vaalco Energy Inc.	463,007	2,797
^	Overseas Shipholding Group Inc.	246,423	2,693
*	PHI Inc.	106,023	2,635
*	Western Refining Inc.	162,267	2,156
*,^	James River Coal Co.	302,983	2,097
	Penn Virginia Corp.	388,873	2,057
*	Warren Resources Inc.	575,711	1,877
*	Cal Dive International Inc.	807,420	1,817
*	Green Plains Renewable Energy Inc.	185,228	1,808
	Crosstex Energy Inc.	128,052	1,619
*	Vantage Drilling Co.	1,378,272	1,599
*,^	Harvest Natural Resources Inc.	181,750	1,341
*	Willbros Group Inc.	356,095	1,307
	Delek US Holdings Inc.	99,972	1,141
*	USEC Inc.	998,970	1,139
	Alon USA Energy Inc.	96,277	839
*	Global Geophysical Services Inc.	55,412	372
*	Oilsands Quest Inc.	4,768,917	213
*	Delta Petroleum Corp.	85,178	8
			293,893
Financials (36.4%)
	BRE Properties Inc.	635,760	32,093
	Arthur J Gallagher & Co.	957,335	32,013
	Senior Housing Properties Trust	1,373,520	30,822
	First Niagara Financial Group Inc.	2,959,129	25,537
	East West Bancorp Inc.	1,266,880	25,021
	American Campus Communities Inc.	591,877	24,835
	BioMed Realty Trust Inc.	1,308,558	23,659
	Home Properties Inc.	406,242	23,387
	National Retail Properties Inc.	879,949	23,213
	Hancock Holding Co.	684,453	21,882
	MFA Financial Inc.	3,029,807	20,360
	Mid-America Apartment Communities Inc.	316,187	19,777
	Mack-Cali Realty Corp.	740,423	19,762
*	American Capital Ltd.	2,935,613	19,757
	ProAssurance Corp.	247,149	19,727
	Allied World Assurance Co. Holdings AG	308,067	19,387
*	E*Trade Financial Corp.	2,426,192	19,312
	Kilroy Realty Corp.	497,316	18,933
	CBL & Associates Properties Inc.	1,200,415	18,846
	Douglas Emmett Inc.	1,031,277	18,810
	Post Properties Inc.	429,326	18,770
	Delphi Financial Group Inc.	419,018	18,562
	Highwoods Properties Inc.	616,274	18,285
	Waddell & Reed Financial Inc. Class A	732,898	18,154
	Bank of Hawaii Corp.	400,771	17,830
	LaSalle Hotel Properties	723,750	17,522
	Entertainment Properties Trust	397,364	17,369
	Valley National Bancorp	1,373,653	16,992
	Omega Healthcare Investors Inc.	876,935	16,969
	Hatteras Financial Corp.	639,533	16,864

50

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
	Fulton Financial Corp.	1,699,468	16,672
	Associated Banc-Corp	1,476,435	16,492
	Capitol Federal Financial Inc.	1,426,089	16,457
	Protective Life Corp.	720,287	16,250
	Aspen Insurance Holdings Ltd.	602,530	15,967
	Washington Real Estate Investment Trust	561,572	15,359
	Prosperity Bancshares Inc.	379,419	15,310
	Alleghany Corp.	52,761	15,052
	Alterra Capital Holdings Ltd.	629,891	14,884
	Starwood Property Trust Inc.	794,332	14,703
	Colonial Properties Trust	701,706	14,638
	Equity Lifestyle Properties Inc.	213,938	14,268
	FirstMerit Corp.	929,129	14,058
	StanCorp Financial Group Inc.	378,817	13,922
*	Stifel Financial Corp.	434,032	13,911
	Invesco Mortgage Capital Inc.	981,356	13,788
	DiamondRock Hospitality Co.	1,423,625	13,724
	Hanover Insurance Group Inc.	386,594	13,511
*	CNO Financial Group Inc.	2,125,313	13,411
	TCF Financial Corp.	1,289,824	13,311
	Washington Federal Inc.	939,314	13,141
	Corporate Office Properties Trust	611,619	13,003
	Kemper Corp.	437,382	12,776
	Iberiabank Corp.	256,983	12,669
	Trustmark Corp.	518,097	12,585
*	Ocwen Financial Corp.	857,869	12,422
	Healthcare Realty Trust Inc.	661,840	12,304
	FNB Corp.	1,080,289	12,218
*	Popular Inc.	8,710,110	12,107
^	Federated Investors Inc. Class B	798,148	12,092
	Umpqua Holdings Corp.	974,108	12,069
	Endurance Specialty Holdings Ltd.	310,414	11,873
	CommonWealth REIT	712,300	11,853
	Apartment Investment & Management Co.	513,683	11,768
	RLI Corp.	161,209	11,746
*	SVB Financial Group	238,863	11,391
	First American Financial Corp.	895,907	11,351
	Susquehanna Bancshares Inc.	1,334,328	11,182
	Two Harbors Investment Corp.	1,195,564	11,047
	Brandywine Realty Trust	1,152,628	10,950
	Northwest Bancshares Inc.	878,302	10,926
	United Bankshares Inc.	384,148	10,860
	Platinum Underwriters Holdings Ltd.	317,366	10,825
	Apollo Investment Corp.	1,670,163	10,756
	Westamerica Bancorporation	242,544	10,648
	Mercury General Corp.	233,088	10,633
	Potlatch Corp.	341,691	10,630
	CubeSmart	965,894	10,277
	UMB Financial Corp.	275,363	10,257
	Sovran Self Storage Inc.	235,553	10,051
	Janus Capital Group Inc.	1,586,252	10,009
	EastGroup Properties Inc.	230,087	10,004
*	Howard Hughes Corp.	225,820	9,974
	Primerica Inc.	413,693	9,614
	Synovus Financial Corp.	6,732,113	9,492
*	Knight Capital Group Inc. Class A	802,373	9,484
	Cathay General Bancorp	635,221	9,484
*,^	MBIA Inc.	816,985	9,469
	Medical Properties Trust Inc.	951,828	9,395
	Old National Bancorp	805,647	9,386
	National Penn Bancshares Inc.	1,096,277	9,253
^	CYS Investments Inc.	702,056	9,225
	Equity One Inc.	536,134	9,104
	Lexington Realty Trust	1,208,147	9,049

51

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
	Capstead Mortgage Corp.	717,584	8,927
	RLJ Lodging Trust	528,820	8,900
	National Health Investors Inc.	200,294	8,809
^	Prospect Capital Corp.	929,500	8,635
	Wintrust Financial Corp.	302,533	8,486
	International Bancshares Corp.	459,271	8,421
	Glimcher Realty Trust	913,570	8,405
	Community Bank System Inc.	297,329	8,266
	First Financial Bancorp	495,307	8,242
*	Sunstone Hotel Investors Inc.	1,008,677	8,221
	Selective Insurance Group Inc.	460,529	8,165
	Greenhill & Co. Inc.	222,904	8,107
	LTC Properties Inc.	257,866	7,958
	First Citizens BancShares Inc. Class A	44,612	7,807
	Argo Group International Holdings Ltd.	266,614	7,721
	Cash America International Inc.	162,011	7,555
	MB Financial Inc.	441,427	7,548
	Tanger Factory Outlet Centers	255,558	7,493
	Glacier Bancorp Inc.	613,463	7,380
	Acadia Realty Trust	363,252	7,316
	CVB Financial Corp.	723,985	7,262
	Government Properties Income Trust	320,808	7,234
	First Financial Bankshares Inc.	213,830	7,148
	Anworth Mortgage Asset Corp.	1,127,040	7,078
	BancorpSouth Inc.	640,921	7,063
	Bank of the Ozarks Inc.	233,290	6,912
^	Park National Corp.	105,066	6,836
	Redwood Trust Inc.	671,374	6,835
*	Strategic Hotels & Resorts Inc.	1,266,743	6,802
	Solar Capital Ltd.	295,693	6,532
	Columbia Banking System Inc.	336,840	6,491
	Webster Financial Corp.	317,257	6,469
	CreXus Investment Corp.	620,870	6,445
	First Midwest Bancorp Inc.	635,201	6,435
	Astoria Financial Corp.	756,522	6,423
	Symetra Financial Corp.	707,774	6,419
	Hersha Hospitality Trust Class A	1,304,109	6,364
	Sun Communities Inc.	174,213	6,364
	NBT Bancorp Inc.	286,474	6,340
	Franklin Street Properties Corp.	625,185	6,221
	Provident Financial Services Inc.	464,047	6,214
	Nelnet Inc. Class A	252,717	6,184
*	World Acceptance Corp.	83,378	6,128
	Montpelier Re Holdings Ltd.	341,347	6,059
	PrivateBancorp Inc. Class A	551,175	6,052
*	BBCN Bancorp Inc.	631,762	5,970
	Infinity Property & Casualty Corp.	104,225	5,914
	Fifth Street Finance Corp.	617,251	5,907
	Harleysville Group Inc.	104,200	5,895
	Employers Holdings Inc.	322,816	5,840
	American Assets Trust Inc.	284,723	5,840
	Oritani Financial Corp.	455,721	5,820
	Interactive Brokers Group Inc.	388,560	5,805
	Inland Real Estate Corp.	757,834	5,767
	Associated Estates Realty Corp.	354,239	5,650
*,^	St. Joe Co.	383,635	5,624
^	ARMOUR Residential REIT Inc.	791,140	5,578
	First Potomac Realty Trust	426,894	5,571
	BankUnited Inc.	248,826	5,472
	DCT Industrial Trust Inc.	1,049,663	5,374
*	PHH Corp.	480,453	5,141
	Cousins Properties Inc.	795,982	5,102
	Investors Real Estate Trust	692,918	5,055
	Home Bancshares Inc.	193,699	5,019

52

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2011

		Market
		Value
	Shares	($000)
American Equity Investment Life Holding Co.	482,546	5,018
Chemical Financial Corp.	234,089	4,991
American National Insurance Co.	68,332	4,990
* National Financial Partners Corp.	364,867	4,933
PacWest Bancorp	257,181	4,874
* Navigators Group Inc.	101,520	4,840
BlackRock Kelso Capital Corp.	593,146	4,840
Walter Investment Management Corp.	235,653	4,833
* Enstar Group Ltd.	49,202	4,832
^ Cohen & Steers Inc.	164,998	4,768
* Forest City Enterprises Inc. Class A	403,208	4,766
Boston Private Financial Holdings Inc.	598,855	4,755
Independent Bank Corp.	173,228	4,727
Pennsylvania Real Estate Investment Trust	449,545	4,693
First Commonwealth Financial Corp.	891,424	4,689
S&T Bancorp Inc.	238,557	4,664
Horace Mann Educators Corp.	339,134	4,650
* First Industrial Realty Trust Inc.	454,486	4,649
* Forestar Group Inc.	302,569	4,578
Meadowbrook Insurance Group Inc.	426,826	4,558
Oriental Financial Group Inc.	373,913	4,528
Trustco Bank Corp. NY	791,456	4,440
Safety Insurance Group Inc.	109,644	4,438
* Sterling Financial Corp.	263,131	4,394
Colony Financial Inc.	279,621	4,393
Tower Group Inc.	216,245	4,362
City Holding Co.	128,137	4,343
FBL Financial Group Inc. Class A	127,542	4,339
Main Street Capital Corp.	200,123	4,251
Brookline Bancorp Inc.	503,017	4,245
Flagstone Reinsurance Holdings SA	505,967	4,194
WesBanco Inc.	214,866	4,183
Maiden Holdings Ltd.	459,403	4,024
Newcastle Investment Corp.	864,864	4,022
Chesapeake Lodging Trust	259,575	4,013
Universal Health Realty Income Trust	102,369	3,992
PennyMac Mortgage Investment Trust	236,106	3,924
PennantPark Investment Corp.	388,062	3,916
Education Realty Trust Inc.	382,736	3,915
* Western Alliance Bancorp	628,324	3,914
* Citizens Republic Bancorp Inc.	341,901	3,898
NorthStar Realty Finance Corp.	815,077	3,888
BGC Partners Inc. Class A	648,911	3,855
ViewPoint Financial Group	295,931	3,850
Advance America Cash Advance Centers Inc.	424,047	3,795
Sabra Health Care REIT Inc.	313,159	3,786
United Fire & Casualty Co.	186,854	3,771
* Investment Technology Group Inc.	348,303	3,765
* iStar Financial Inc.	705,655	3,733
* MGIC Investment Corp.	999,405	3,728
Ashford Hospitality Trust Inc.	462,294	3,698
* State Bank Financial Corp.	241,657	3,651
* AMERISAFE Inc.	156,402	3,636
Sandy Spring Bancorp Inc.	206,165	3,618
Berkshire Hills Bancorp Inc.	162,000	3,595
Triangle Capital Corp.	187,846	3,592
* PICO Holdings Inc.	173,556	3,572
Hercules Technology Growth Capital Inc.	372,479	3,516
Simmons First National Corp. Class A	126,079	3,428
Lakeland Financial Corp.	131,745	3,408
Resource Capital Corp.	600,520	3,369
Community Trust Bancorp Inc.	111,993	3,295
Ramco-Gershenson Properties Trust	329,667	3,241
Flushing Financial Corp.	256,112	3,235

53

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2011

		Market
		Value
	Shares	($000)
Renasant Corp.	214,336	3,215
Getty Realty Corp.	228,281	3,184
Dime Community Bancshares Inc.	252,605	3,183
* Piper Jaffray Cos.	156,185	3,155
First Busey Corp.	629,817	3,149
1st Source Corp.	123,279	3,123
First Financial Corp.	90,145	3,000
* Central Pacific Financial Corp.	232,011	2,998
Excel Trust Inc.	249,648	2,996
Dynex Capital Inc.	327,790	2,993
Pebblebrook Hotel Trust	152,185	2,919
Southside Bancshares Inc.	133,863	2,899
Tompkins Financial Corp.	73,521	2,831
Hudson Valley Holding Corp.	132,657	2,815
Washington Trust Bancorp Inc.	117,826	2,811
National Western Life Insurance Co. Class A	20,343	2,770
OneBeacon Insurance Group Ltd. Class A	178,723	2,751
Amtrust Financial Services Inc.	115,168	2,735
Evercore Partners Inc. Class A	101,815	2,710
Radian Group Inc.	1,138,708	2,665
Campus Crest Communities Inc.	261,488	2,631
MCG Capital Corp.	658,681	2,628
Rockville Financial Inc.	251,252	2,603
Winthrop Realty Trust	252,617	2,569
GFI Group Inc.	621,503	2,561
^ TowneBank	205,641	2,517
Tower Bancorp Inc.	87,466	2,496
Urstadt Biddle Properties Inc. Class A	136,961	2,476
Retail Opportunity Investments Corp.	207,306	2,454
* West Coast Bancorp	156,647	2,444
Saul Centers Inc.	68,113	2,413
TICC Capital Corp.	278,891	2,412
Union First Market Bankshares Corp.	177,409	2,358
* Global Indemnity plc	117,279	2,326
Kite Realty Group Trust	514,302	2,319
Northfield Bancorp Inc.	162,064	2,295
SY Bancorp Inc.	111,595	2,291
Sterling Bancorp	263,324	2,275
Monmouth Real Estate Investment Corp. Class A	246,112	2,252
MVC Capital Inc.	193,976	2,248
SCBT Financial Corp.	77,377	2,245
* Pinnacle Financial Partners Inc.	138,735	2,241
CapLease Inc.	550,446	2,224
Arrow Financial Corp.	94,619	2,218
StellarOne Corp.	194,050	2,208
Summit Hotel Properties Inc.	232,197	2,192
Bancfirst Corp.	58,189	2,184
KBW Inc.	141,385	2,146
Calamos Asset Management Inc. Class A	171,313	2,143
* Greenlight Capital Re Ltd. Class A	90,252	2,136
Cedar Realty Trust Inc.	492,120	2,121
WSFS Financial Corp.	58,591	2,107
* Eagle Bancorp Inc.	143,659	2,089
Capital Southwest Corp.	25,421	2,073
Provident New York Bancorp	307,663	2,043
Camden National Corp.	62,076	2,024
Republic Bancorp Inc. Class A	87,302	1,999
Univest Corp. of Pennsylvania	135,659	1,986
United Financial Bancorp Inc.	123,298	1,984
* Wilshire Bancorp Inc.	545,881	1,982
* Hilltop Holdings Inc.	234,348	1,980
Apollo Commercial Real Estate Finance Inc.	148,674	1,952
Great Southern Bancorp Inc.	79,895	1,885
State Auto Financial Corp.	136,568	1,856

54

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2011

		Market
		Value
	Shares	($000)
Parkway Properties Inc.	187,537	1,849
Stewart Information Services Corp.	154,708	1,787
* Walker & Dunlop Inc.	141,262	1,774
Cogdell Spencer Inc.	411,318	1,748
Golub Capital BDC Inc.	110,539	1,713
First Interstate Bancsystem Inc.	130,554	1,701
SWS Group Inc.	246,268	1,692
Westwood Holdings Group Inc.	46,173	1,688
Lakeland Bancorp Inc.	194,538	1,677
* Phoenix Cos. Inc.	985,786	1,656
Territorial Bancorp Inc.	83,411	1,647
Trico Bancshares	115,066	1,636
CoBiz Financial Inc.	282,502	1,630
Presidential Life Corp.	162,860	1,627
First Community Bancshares Inc.	129,052	1,611
* United Community Banks Inc.	228,997	1,601
Westfield Financial Inc.	212,410	1,563
* Cowen Group Inc. Class A	601,149	1,557
* FelCor Lodging Trust Inc.	510,153	1,556
Heartland Financial USA Inc.	99,130	1,521
First Bancorp	130,960	1,460
National Interstate Corp.	57,491	1,418
Oppenheimer Holdings Inc. Class A	87,732	1,412
Artio Global Investors Inc. Class A	287,238	1,402
Home Federal Bancorp Inc.	125,597	1,306
Kansas City Life Insurance Co.	39,494	1,296
Duff & Phelps Corp. Class A	85,905	1,246
Hudson Pacific Properties Inc.	86,741	1,228
First Financial Holdings Inc.	135,308	1,208
Bank Mutual Corp.	378,553	1,204
THL Credit Inc.	87,181	1,064
* Doral Financial Corp.	1,042,593	997
Donegal Group Inc. Class A	68,937	976
Baldwin & Lyons Inc.	44,413	968
* Flagstar Bancorp Inc.	1,897,055	958
* eHealth Inc.	64,576	949
* Southwest Bancorp Inc.	159,140	948
GAMCO Investors Inc.	21,432	932
EMC Insurance Group Inc.	44,446	914
Suffolk Bancorp	83,710	903
Capital City Bank Group Inc.	88,626	846
* FBR & Co.	395,469	811
Urstadt Biddle Properties Inc.	41,528	699
* Gleacher & Co. Inc.	406,030	682
Roma Financial Corp.	65,326	643
Crawford & Co. Class A	136,913	557
^ Life Partners Holdings Inc.	80,299	519
* Avatar Holdings Inc.	69,850	502
* Hampton Roads Bankshares Inc.	89,343	245
* PMI Group Inc.	1,071,242	29
		2,327,951
Health Care (5.3%)
* Health Net Inc.	757,783	23,052
Teleflex Inc.	346,335	21,227
PerkinElmer Inc.	961,879	19,238
* WellCare Health Plans Inc.	363,401	19,079
* LifePoint Hospitals Inc.	442,300	16,431
* Health Management Associates Inc. Class A	2,161,356	15,929
Owens & Minor Inc.	542,259	15,069
STERIS Corp.	504,059	15,031
* Magellan Health Services Inc.	261,974	12,960
Hill-Rom Holdings Inc.	349,106	11,761
* Centene Corp.	278,068	11,009
* Charles River Laboratories International Inc.	393,005	10,741

55

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
*	Healthspring Inc.	192,098	10,477
	PDL BioPharma Inc.	1,192,543	7,394
*	Amsurg Corp. Class A	266,879	6,950
*	CONMED Corp.	243,676	6,255
*	Viropharma Inc.	226,661	6,208
	Analogic Corp.	107,025	6,135
*	Wright Medical Group Inc.	336,042	5,545
*	Kindred Healthcare Inc.	444,433	5,231
	Meridian Bioscience Inc.	226,692	4,271
*	Select Medical Holdings Corp.	458,339	3,887
*	PharMerica Corp.	249,620	3,789
*	MedAssets Inc.	400,014	3,700
*	Arthrocare Corp.	116,523	3,691
*	Triple-S Management Corp. Class B	170,104	3,406
*	Molina Healthcare Inc.	152,486	3,405
*	Dendreon Corp.	442,407	3,362
*	AngioDynamics Inc.	213,647	3,164
	National Healthcare Corp.	70,892	2,970
	Ensign Group Inc.	116,175	2,846
*	Amedisys Inc.	249,989	2,727
*	Vanguard Health Systems Inc.	263,096	2,689
	Landauer Inc.	52,129	2,685
*	Immunogen Inc.	228,251	2,643
*	Vivus Inc.	265,712	2,591
	Assisted Living Concepts Inc. Class A	170,496	2,539
	Universal American Corp.	188,415	2,395
*	MedQuist Holdings Inc.	230,167	2,214
*	Greatbatch Inc.	99,671	2,203
*	Healthways Inc.	285,780	1,960
*	Enzon Pharmaceuticals Inc.	290,070	1,943
	Invacare Corp.	125,120	1,913
*	Nektar Therapeutics	339,567	1,900
*	Emergent Biosolutions Inc.	106,362	1,791
*	Gentiva Health Services Inc.	246,432	1,663
*	Micromet Inc.	218,357	1,570
*	Natus Medical Inc.	163,557	1,542
*	Idenix Pharmaceuticals Inc.	203,421	1,514
*	SurModics Inc.	93,287	1,368
*	Cross Country Healthcare Inc.	242,275	1,345
*	AMN Healthcare Services Inc.	278,527	1,234
*	Almost Family Inc.	72,688	1,205
*	Lexicon Pharmaceuticals Inc.	800,509	1,033
*	Palomar Medical Technologies Inc.	101,342	942
*	Skilled Healthcare Group Inc.	172,602	942
*	Alnylam Pharmaceuticals Inc.	109,302	891
*	LHC Group Inc.	68,844	883
*	Geron Corp.	566,620	839
*	Sun Healthcare Group Inc.	214,096	831
*	Arena Pharmaceuticals Inc.	440,363	823
*	Progenics Pharmaceuticals Inc.	94,622	808
*	Pain Therapeutics Inc.	163,555	622
*	Albany Molecular Research Inc.	188,939	554
*	XenoPort Inc.	137,511	524
*,^	Savient Pharmaceuticals Inc.	215,217	480
*	Metabolix Inc.	97,683	444
*	Novavax Inc.	312,595	394
*	Allos Therapeutics Inc.	239,163	340
*	SIGA Technologies Inc.	121,615	306
*	BioMimetic Therapeutics Inc.	90,733	259
*	Forest Laboratories Inc. Contingent Value Rights Exp. 4/14/2018	62,138	59
			339,821
Industrials (14.4%)
	Snap-on Inc.	470,293	23,806
	Carlisle Cos. Inc.	524,013	23,214

56

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2011

		Market
		Value
	Shares	($000)
Ryder System Inc.	434,936	23,113
* Alaska Air Group Inc.	306,285	22,999
Trinity Industries Inc.	681,902	20,498
* WESCO International Inc.	367,953	19,505
Crane Co.	395,047	18,453
Regal-Beloit Corp.	329,045	16,771
* WABCO Holdings Inc.	371,348	16,117
Alliant Techsystems Inc.	280,163	16,014
GATX Corp.	357,070	15,590
EMCOR Group Inc.	569,307	15,263
Covanta Holding Corp.	1,093,899	14,976
* Esterline Technologies Corp.	259,886	14,546
Alexander & Baldwin Inc.	354,574	14,474
ITT Corp.	748,650	14,471
Harsco Corp.	686,493	14,128
Con-way Inc.	472,599	13,781
Belden Inc.	403,406	13,425
Curtiss-Wright Corp.	376,552	13,304
Brady Corp. Class A	418,607	13,215
AO Smith Corp.	328,971	13,198
Lennox International Inc.	383,989	12,960
Kennametal Inc.	345,492	12,617
* Terex Corp.	932,120	12,593
Mueller Industries Inc.	322,600	12,394
* Huntington Ingalls Industries Inc.	394,238	12,332
* JetBlue Airways Corp.	2,146,096	11,160
* General Cable Corp.	443,562	11,094
* EnerSys	425,384	11,047
Brink's Co.	397,870	10,695
HNI Corp.	380,769	9,938
Deluxe Corp.	433,907	9,876
Macquarie Infrastructure Co. LLC	352,241	9,845
Mine Safety Appliances Co.	295,867	9,799
Manitowoc Co. Inc.	1,065,569	9,793
Acuity Brands Inc.	184,491	9,778
* Geo Group Inc.	553,160	9,265
Werner Enterprises Inc.	371,411	8,951
ABM Industries Inc.	429,147	8,849
* GrafTech International Ltd.	642,312	8,768
Valmont Industries Inc.	95,439	8,665
* Atlas Air Worldwide Holdings Inc.	223,424	8,586
Robbins & Myers Inc.	174,785	8,486
Kaydon Corp.	274,825	8,382
Watts Water Technologies Inc. Class A	231,672	7,926
Simpson Manufacturing Co. Inc.	214,093	7,206
CLARCOR Inc.	142,989	7,148
Granite Construction Inc.	296,887	7,042
* US Airways Group Inc.	1,382,786	7,011
Briggs & Stratton Corp.	431,531	6,684
Aircastle Ltd.	511,188	6,502
AAR Corp.	338,506	6,489
* Generac Holdings Inc.	230,575	6,463
* Oshkosh Corp.	272,190	5,819
* Teledyne Technologies Inc.	104,304	5,721
McGrath Rentcorp	197,301	5,720
SkyWest Inc.	442,486	5,571
Steelcase Inc. Class A	742,516	5,539
Albany International Corp.	238,734	5,520
* Ceradyne Inc.	201,583	5,398
* Aegion Corp. Class A	336,722	5,165
* Navigant Consulting Inc.	445,543	5,084
Watsco Inc.	75,892	4,983
TAL International Group Inc.	170,975	4,922
Quanex Building Products Corp.	322,613	4,846

57

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
	CIRCOR International Inc.	131,931	4,659
	G&K Services Inc. Class A	159,168	4,633
	Universal Forest Products Inc.	149,326	4,610
*	ACCO Brands Corp.	470,465	4,540
*	Interline Brands Inc.	283,448	4,413
	Griffon Corp.	457,028	4,173
	Encore Wire Corp.	158,279	4,099
*	Consolidated Graphics Inc.	83,636	4,038
*	Layne Christensen Co.	166,723	4,035
	Arkansas Best Corp.	205,092	3,952
	NACCO Industries Inc. Class A	43,510	3,882
	Amerco Inc.	43,551	3,850
	Cascade Corp.	79,817	3,765
	Primoris Services Corp.	238,478	3,561
	Kelly Services Inc. Class A	254,948	3,488
*	Korn/Ferry International	203,502	3,472
	Comfort Systems USA Inc.	320,777	3,439
^	Quad/Graphics Inc.	237,112	3,400
	Kaman Corp.	123,614	3,377
	Heidrick & Struggles International Inc.	152,521	3,285
*	Gibraltar Industries Inc.	234,143	3,269
	Mueller Water Products Inc. Class A	1,329,921	3,245
*	Tutor Perini Corp.	260,972	3,220
*	USG Corp.	315,166	3,202
	AZZ Inc.	69,449	3,156
	Viad Corp.	174,250	3,046
*	Wabash National Corp.	380,648	2,984
	Ennis Inc.	221,210	2,949
	Apogee Enterprises Inc.	240,032	2,943
	US Ecology Inc.	155,988	2,929
	Interface Inc. Class A	250,234	2,888
	Great Lakes Dredge & Dock Corp.	478,385	2,660
*	TrueBlue Inc.	183,728	2,550
	LB Foster Co. Class A	87,513	2,476
*	Greenbrier Cos. Inc.	101,765	2,471
*	Hawaiian Holdings Inc.	410,283	2,380
*	Kadant Inc.	105,050	2,375
*,^	Swisher Hygiene Inc.	621,853	2,326
	Douglas Dynamics Inc.	158,704	2,320
	Federal Signal Corp.	529,383	2,197
*	Air Transport Services Group Inc.	463,647	2,188
*	Accuride Corp.	301,802	2,149
*	FreightCar America Inc.	101,731	2,131
*	EnergySolutions Inc.	679,990	2,101
*	Dycom Industries Inc.	99,778	2,087
	Alamo Group Inc.	76,507	2,060
	Houston Wire & Cable Co.	143,576	1,984
*	Columbus McKinnon Corp.	155,930	1,979
*,^	Genco Shipping & Trading Ltd.	274,451	1,855
*	CRA International Inc.	91,818	1,822
*	Northwest Pipe Co.	79,189	1,810
*	Saia Inc.	128,852	1,608
	CDI Corp.	113,628	1,569
*	Orion Marine Group Inc.	230,329	1,532
*	CAI International Inc.	98,013	1,515
	Schawk Inc. Class A	131,445	1,474
*	Sterling Construction Co. Inc.	134,657	1,450
*	Michael Baker Corp.	72,276	1,417
	SeaCube Container Leasing Ltd.	93,857	1,390
*	Republic Airways Holdings Inc.	395,529	1,357
	Preformed Line Products Co.	22,635	1,350
*	On Assignment Inc.	111,767	1,250
*	Metalico Inc.	368,129	1,211
	Ampco-Pittsburgh Corp.	62,253	1,204

58

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
	Kimball International Inc. Class B	224,546	1,138
*	CBIZ Inc.	185,582	1,134
*	American Railcar Industries Inc.	45,986	1,100
	Ducommun Inc.	86,290	1,100
	American Woodmark Corp.	80,179	1,095
*	Dolan Co.	125,149	1,066
*	RailAmerica Inc.	70,802	1,054
*	Commercial Vehicle Group Inc.	111,623	1,009
*	American Reprographics Co.	194,364	892
	Baltic Trading Ltd.	145,486	691
*	Patriot Transportation Holding Inc.	31,271	679
*,^	American Superconductor Corp.	145,337	536
*	Tecumseh Products Co. Class A	89,596	421
*,^	Eagle Bulk Shipping Inc.	351,048	331
*	Tecumseh Products Co. Class B	25,897	115
			920,604
Information Technology (9.7%)
*	Novellus Systems Inc.	592,322	24,457
*	NCR Corp.	1,338,101	22,025
*	Brocade Communications Systems Inc.	4,173,734	21,662
*	Tech Data Corp.	369,173	18,241
	Diebold Inc.	518,767	15,599
	Cypress Semiconductor Corp.	903,036	15,252
*	CACI International Inc. Class A	245,478	13,727
*	Fairchild Semiconductor International Inc. Class A	1,085,923	13,075
*	Convergys Corp.	1,020,615	13,033
*	Itron Inc.	346,062	12,379
	Tellabs Inc.	2,948,911	11,914
	MKS Instruments Inc.	423,839	11,791
	Fair Isaac Corp.	328,340	11,768
*	International Rectifier Corp.	595,443	11,564
	Intersil Corp. Class A	1,070,502	11,176
*	Coherent Inc.	213,116	11,140
*	Vishay Intertechnology Inc.	1,222,104	10,987
*	Mentor Graphics Corp.	802,855	10,887
	Lender Processing Services Inc.	717,554	10,814
*	Arris Group Inc.	964,197	10,433
*	Compuware Corp.	1,208,237	10,053
*	Entegris Inc.	1,147,972	10,016
*	CoreLogic Inc.	724,626	9,369
	Littelfuse Inc.	195,513	8,403
*	Plexus Corp.	301,207	8,247
*	MEMC Electronic Materials Inc.	1,965,886	7,746
	DST Systems Inc.	158,712	7,225
*	PMC - Sierra Inc.	1,295,499	7,138
*	Benchmark Electronics Inc.	508,374	6,848
*	SYNNEX Corp.	217,811	6,635
*	Aspen Technology Inc.	380,870	6,608
*	Sanmina-SCI Corp.	687,987	6,405
	Comtech Telecommunications Corp.	222,041	6,355
	Mantech International Corp. Class A	200,795	6,273
*	Brightpoint Inc.	581,567	6,258
*	EchoStar Corp. Class A	297,765	6,235
	Cognex Corp.	170,412	6,099
	Earthlink Inc.	919,169	5,919
*	Insight Enterprises Inc.	386,347	5,907
*	Tekelec	530,790	5,802
	Brooks Automation Inc.	563,434	5,786
*	Electronics for Imaging Inc.	397,280	5,661
	AVX Corp.	435,123	5,552
*	Kulicke & Soffa Industries Inc.	589,005	5,448
	MTS Systems Corp.	133,645	5,446
*	ATMI Inc.	270,075	5,410
*	Emulex Corp.	753,058	5,166

59

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2011

		Market
		Value
	Shares	($000)
* Harmonic Inc.	986,637	4,973
* TTM Technologies Inc.	450,805	4,941
* DealerTrack Holdings Inc.	176,523	4,812
* Amkor Technology Inc.	1,009,024	4,399
* Newport Corp.	318,913	4,340
Black Box Corp.	153,237	4,297
* Cymer Inc.	86,261	4,292
Park Electrochemical Corp.	167,243	4,285
United Online Inc.	753,488	4,099
* Omnivision Technologies Inc.	328,904	4,024
* Spansion Inc. Class A	472,613	3,913
* Lattice Semiconductor Corp.	653,078	3,879
* Netgear Inc.	111,358	3,738
* Checkpoint Systems Inc.	340,615	3,726
* Advanced Energy Industries Inc.	333,520	3,579
* InfoSpace Inc.	324,466	3,566
* Electro Scientific Industries Inc.	244,106	3,535
* Rogers Corp.	89,311	3,292
* Photronics Inc.	502,693	3,056
* Avid Technology Inc.	329,014	2,807
* Oplink Communications Inc.	166,498	2,742
* Kemet Corp.	377,598	2,662
Methode Electronics Inc.	316,182	2,621
* Intermec Inc.	381,839	2,619
* Veeco Instruments Inc.	122,884	2,556
* Net 1 UEPS Technologies Inc.	329,239	2,525
* Rudolph Technologies Inc.	270,743	2,507
Electro Rent Corp.	142,927	2,451
* GSI Group Inc.	228,379	2,336
CTS Corp.	249,135	2,292
* LTX-Credence Corp.	423,177	2,264
Cohu Inc.	195,263	2,216
* Global Cash Access Holdings Inc.	495,569	2,205
* Exar Corp.	323,751	2,104
ModusLink Global Solutions Inc.	372,861	2,013
* Symmetricom Inc.	368,262	1,985
Daktronics Inc.	196,162	1,877
* Aeroflex Holding Corp.	179,702	1,840
* Sycamore Networks Inc.	91,071	1,630
* Supertex Inc.	85,758	1,619
* Imation Corp.	265,262	1,520
* Formfactor Inc.	284,936	1,442
RealNetworks Inc.	191,208	1,434
* SunPower Corp. Class A	221,798	1,382
* TNS Inc.	76,965	1,364
* Anaren Inc.	79,901	1,328
* Power-One Inc.	297,546	1,163
* Silicon Image Inc.	244,325	1,148
* Deltek Inc.	116,508	1,144
* CIBER Inc.	291,641	1,126
Bel Fuse Inc. Class B	59,815	1,122
* Move Inc.	172,651	1,091
* Alpha & Omega Semiconductor Ltd.	148,497	1,086
* TeleCommunication Systems Inc. Class A	444,112	1,044
* STR Holdings Inc.	125,280	1,031
* Pericom Semiconductor Corp.	130,252	991
* MoneyGram International Inc.	51,910	921
* Aviat Networks Inc.	496,458	909
* Sigma Designs Inc.	130,239	781
* Rubicon Technology Inc.	79,457	746
* Intevac Inc.	98,636	730
* IntraLinks Holdings Inc.	114,219	713
* Envestnet Inc.	47,892	573
* TeleNav Inc.	72,020	563

60

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
*	Novatel Wireless Inc.	179,639	562
*	Agilysys Inc.	69,345	551
*	Mitel Networks Corp.	164,595	523
*	TechTarget Inc.	82,347	481
*	Anadigics Inc.	204,632	448
*	THQ Inc.	589,099	448
	Bel Fuse Inc. Class A	14,975	315
*	Viasystems Group Inc.	15,982	270
*	Powerwave Technologies Inc.	95,562	199
*	Trident Microsystems Inc.	653,258	118
			617,818
Materials (7.3%)
	Aptargroup Inc.	568,060	29,636
	RPM International Inc.	1,115,603	27,388
	Packaging Corp. of America	863,906	21,805
	Compass Minerals International Inc.	279,844	19,267
	Temple-Inland Inc.	600,707	19,049
*	Coeur d'Alene Mines Corp.	762,578	18,409
	Cytec Industries Inc.	400,663	17,890
	Cabot Corp.	556,346	17,881
	Sensient Technologies Corp.	404,621	15,335
	Commercial Metals Co.	982,598	13,589
	Olin Corp.	681,881	13,399
	Carpenter Technology Corp.	244,118	12,567
	Hecla Mining Co.	2,381,471	12,455
*,^	AbitibiBowater Inc.	825,631	12,013
*	Stillwater Mining Co.	979,642	10,247
	HB Fuller Co.	420,396	9,715
	Eagle Materials Inc.	362,713	9,307
*	Chemtura Corp.	820,315	9,302
*	Louisiana-Pacific Corp.	1,123,695	9,068
	Innophos Holdings Inc.	185,020	8,985
	Schnitzer Steel Industries Inc.	208,609	8,820
	Minerals Technologies Inc.	153,607	8,683
	Silgan Holdings Inc.	209,369	8,090
	Worthington Industries Inc.	493,875	8,090
	AK Steel Holding Corp.	940,699	7,770
	Westlake Chemical Corp.	170,363	6,855
	Boise Inc.	932,028	6,636
*	OM Group Inc.	275,614	6,171
	Kaiser Aluminum Corp.	131,507	6,034
*	RTI International Metals Inc.	257,447	5,975
	AMCOL International Corp.	215,918	5,797
*	Georgia Gulf Corp.	291,935	5,690
	A Schulman Inc.	263,001	5,570
*	Kraton Performance Polymers Inc.	273,487	5,552
*	Century Aluminum Co.	516,566	4,396
	Quaker Chemical Corp.	108,893	4,235
	Buckeye Technologies Inc.	116,516	3,896
	Stepan Co.	45,144	3,619
	PH Glatfelter Co.	253,760	3,583
*	Horsehead Holding Corp.	374,019	3,370
*	Ferro Corp.	661,621	3,235
	PolyOne Corp.	279,499	3,228
	Texas Industries Inc.	100,672	3,099
	Neenah Paper Inc.	127,657	2,849
	Haynes International Inc.	51,949	2,836
	Tredegar Corp.	124,001	2,755
	Myers Industries Inc.	222,417	2,745
*	Mercer International Inc.	413,901	2,525
	American Vanguard Corp.	188,589	2,516
*	TPC Group Inc.	102,008	2,380
	Kronos Worldwide Inc.	128,545	2,319
	Gold Resource Corp.	94,658	2,012

61

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2011

		Market
		Value
	Shares	($000)
Olympic Steel Inc.	78,747	1,836
Noranda Aluminum Holding Corp.	199,331	1,645
* AM Castle & Co.	148,874	1,408
* Flotek Industries Inc.	140,016	1,395
* Metals USA Holdings Corp.	111,883	1,259
* Golden Minerals Co.	157,895	917
* Omnova Solutions Inc.	176,311	813
* Headwaters Inc.	341,069	757
* Paramount Gold and Silver Corp.	308,204	660
* Spartech Corp.	132,852	628
		469,956
Telecommunication Services (0.4%)
* Leap Wireless International Inc.	536,752	4,986
Consolidated Communications Holdings Inc.	228,755	4,358
* Iridium Communications Inc.	343,755	2,650
USA Mobility Inc.	188,651	2,617
* Cincinnati Bell Inc.	804,623	2,438
Shenandoah Telecommunications Co.	192,279	2,015
Lumos Networks Corp.	88,406	1,356
* Premiere Global Services Inc.	146,827	1,244
Atlantic Tele-Network Inc.	30,143	1,177
NTELOS Holdings Corp.	47,625	971
Alaska Communications Systems Group Inc.	253,310	763
IDT Corp. Class B	72,751	682
		25,257
Utilities (7.5%)
Questar Corp.	1,510,092	29,990
Westar Energy Inc.	985,276	28,356
Atmos Energy Corp.	768,037	25,614
Great Plains Energy Inc.	1,156,696	25,193
Hawaiian Electric Industries Inc.	815,534	21,595
Vectren Corp.	695,652	21,030
Piedmont Natural Gas Co. Inc.	612,237	20,804
Cleco Corp.	519,603	19,797
WGL Holdings Inc.	436,687	19,310
IDACORP Inc.	423,378	17,955
New Jersey Resources Corp.	352,391	17,338
Portland General Electric Co.	640,847	16,207
Southwest Gas Corp.	370,727	15,752
UIL Holdings Corp.	430,047	15,211
South Jersey Industries Inc.	255,449	14,512
PNM Resources Inc.	700,269	12,766
Avista Corp.	493,085	12,697
Allete Inc.	278,988	11,712
Unisource Energy Corp.	312,120	11,523
El Paso Electric Co.	320,041	11,086
NorthWestern Corp.	308,328	11,035
Northwest Natural Gas Co.	226,847	10,873
Black Hills Corp.	318,594	10,698
MGE Energy Inc.	196,492	9,190
* GenOn Energy Inc.	3,280,882	8,563
Empire District Electric Co.	357,809	7,546
Laclede Group Inc.	181,706	7,354
CH Energy Group Inc.	124,733	7,282
California Water Service Group	338,317	6,178
Otter Tail Corp.	276,735	6,094
American States Water Co.	159,282	5,559
Central Vermont Public Service Corp.	108,354	3,803
Chesapeake Utilities Corp.	81,814	3,547
SJW Corp.	118,231	2,795
Ormat Technologies Inc.	154,785	2,791
Unitil Corp.	93,125	2,643
Middlesex Water Co.	132,963	2,481
Connecticut Water Service Inc.	73,899	2,005

62

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2011

					Market
					Value
				Shares	($000)
*	Dynegy Inc. Class A			548,807	1,520
	Genie Energy Ltd. Class B			147,697	1,171

					481,576
Total Common Stocks (Cost $6,665,310)					6,385,258

		Coupon
Temporary Cash Investments (1.0%)[1]
Money Market Fund (1.0%)
2,3	Vanguard Market Liquidity Fund	0.110%		61,252,372	61,252

				Face
			Maturity	Amount
		Coupon	Date	($000)
U.S. Government and Agency Obligations (0.0%)
4	Fannie Mae Discount Notes	0.030%	4/2/04	300	300
5,6	Federal Home Loan Bank Discount Notes	0.060%	1/4/12	1,000	1,000
5,6	Federal Home Loan Bank Discount Notes	0.030%	3/21/12	300	300
5,6	Federal Home Loan Bank Discount Notes	0.040%	4/16/12	750	750

					2,350
Total Temporary Cash Investments (Cost $63,602)					63,602
Total Investments (100.8%) (Cost $6,728,912)					6,448,860
Other Assets and Liabilities—Net (-0.8%)[3]					(51,284)
Net Assets (100%)					6,397,576

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $40,944,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.8%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $43,572,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $2,050,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

63

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Index Funds and the Shareholders of Vanguard Small-Cap Index Fund, Vanguard Small-Cap Growth Index Fund and Vanguard Small-Cap Value Index Fund: We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements (not presented herein) of Vanguard Small-Cap Index Fund, Vanguard Small-Cap Growth Index Fund and Vanguard Small-Cap Value Index Fund (constituting separate portfolios of Vanguard Index Funds, hereafter referred to as the "Funds") as of December 31, 2011 and for the year then ended and have issued our unqualified report thereon dated February 15, 2012. Our audits included audits of the Funds' schedules of investments as of December 31, 2011. These schedules of investments are the responsibility of the Funds' management. Our responsibility is to express an opinion on these schedules of investments based on our audits.

In our opinion, the accompanying schedules of investments referred to above, when read in conjunction with the financial statements of the Funds referred to above, present fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP
Philadelphia, PA

February 15, 2012

64

© 2012 The Vanguard Group. Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA 480 022012

Annual Report | December 31, 2011

Vanguard U.S. Stock Index Funds
Mid-Capitalization Portfolios

Vanguard Extended Market Index Fund
Vanguard Mid-Cap Index Fund
Vanguard Mid-Cap Growth Index Fund
Vanguard Mid-Cap Value Index Fund

> Mid-capitalization stocks produced negative returns for the fiscal year ended December 31, 2011, trailing the broad U.S. stock market.

> Financials, materials, and tech holdings held back performance; utilities and consumer staples stocks were stronger.

> All four of the mid-cap index funds succeeded in closely tracking their target indexes.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	4
Extended Market Index Fund.	10
Mid-Cap Index Fund.	31
Mid-Cap Growth Index Fund.	55
Mid-Cap Value Index Fund.	71
Your Fund’s After-Tax Returns.	90
About Your Fund’s Expenses.	92
Glossary.	95

Mid-Cap Index Fund
Mid-Cap Growth Index Fund
Mid-Cap Value Index Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Vanguard was named for the HMS Vanguard, flagship of British Admiral Horatio Nelson. A ship—whose performance and safety depend on the work of all hands—has served as a fitting metaphor for the Vanguard crew as we strive to help clients reach their financial goals.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2011

Total
Returns
Vanguard Extended Market Index Fund
Investor Shares	-3.73%
Admiral™ Shares	-3.59
Signal® Shares	-3.58
Institutional Shares	-3.57
Institutional Plus Shares (Inception: 1/14/2011)	-6.54
ETF Shares
Market Price	-3.69
Net Asset Value	-3.61
S&P Completion Index	-3.71
Mid-Cap Core Funds Average	-3.78
Mid-Cap Core Funds Average: Derived from data provided by Lipper Inc.
Vanguard Mid-Cap Index Fund
Investor Shares	-2.11%
Admiral Shares	-1.97
Signal Shares	-1.99
Institutional Shares	-1.96
Institutional Plus Shares	-1.91
ETF Shares
Market Price	-2.00
Net Asset Value	-1.96
MSCI US Mid Cap 450 Index	-1.91
Mid-Cap Core Funds Average	-3.78
Mid-Cap Core Funds Average: Derived from data provided by Lipper Inc.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Signal Shares, Institutional Shares, and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138; 7,720,749; 7,925,573.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2011

Total
Returns
Vanguard Mid-Cap Growth Index Fund
Investor Shares	-3.84%
Admiral Shares (Inception: 9/27/2011)	3.05
ETF Shares
Market Price	-3.80
Net Asset Value	-3.70
MSCI US Mid Cap Growth Index	-3.61
Mid-Cap Growth Funds Average	-4.48
Mid-Cap Growth Funds Average: Derived from data provided by Lipper Inc.
Vanguard Mid-Cap Value Index Fund
Investor Shares	-0.44%
Admiral Shares (Inception: 9/27/2011)	9.29
ETF Shares
Market Price	-0.34
Net Asset Value	-0.32
MSCI US Mid Cap Value Index	-0.24
Mid-Cap Value Funds Average	-4.70
Mid-Cap Value Funds Average: Derived from data provided by Lipper Inc.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Signal Shares, Institutional Shares, and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138; 7,720,749; 7,925,573.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Your Fund’s Performance at a Glance

December 31, 2010 , Through December 31, 2011
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Extended Market Index Fund
Investor Shares	$41.26	$39.34	$0.382	$0.000
Admiral Shares	41.28	39.35	0.448	0.000
Signal Shares	35.46	33.81	0.382	0.000
Institutional Shares	41.27	39.34	0.457	0.000
Institutional Plus Shares	105.13	97.10	1.154	0.000
(Inception: 1/14/2011)
ETF Shares	54.42	51.87	0.590	0.000
Vanguard Mid-Cap Index Fund
Investor Shares	$20.31	$19.65	$0.232	$0.000
Admiral Shares	92.17	89.15	1.209	0.000
Signal Shares	29.09	28.13	0.381	0.000
Institutional Shares	20.36	19.69	0.272	0.000
Institutional Plus Shares	100.40	97.12	1.358	0.000
ETF Shares	74.42	71.99	0.976	0.000
Vanguard Mid-Cap Growth Index Fund
Investor Shares	$24.46	$23.43	$0.090	$0.000
Admiral Shares (Inception: 9/27/2011)	25.00	25.66	0.103	0.000
ETF Shares	62.23	59.61	0.319	0.000
Vanguard Mid-Cap Value Index Fund
Investor Shares	$20.85	$20.34	$0.418	$0.000
Admiral Shares (Inception: 9/27/2011)	25.00	26.77	0.552	0.000
ETF Shares	52.97	51.67	1.137	0.000

Chairman’s Letter

Dear Shareholder,

Stocks followed an upward, albeit uneven, trajectory amid signs of a solid economic recovery in the first half of 2011. The second half of the year was marked by renewed concerns about the strength of that rebound and worries over the sovereign-debt crisis in Europe. Amid that uncertainty, mid- and small-capitalization stocks produced negative returns.

For the full year the Investor Shares of the four Vanguard Mid-Capitalization Index Funds covered in this report posted returns ranging from –0.44% for Vanguard Mid-Cap Value Index Fund to –3.84% for Vanguard Mid-Cap Growth Index Fund. Vanguard Mid-Cap Index Fund, which holds both growth and value stocks, posted a return of –2.11%. Vanguard Extended Market Index Fund, which invests in small-caps as well as mid-cap companies, was the second-worst performer, with a return of –3.73% for the year.

Indexing can be a tax-efficient investment strategy. If you hold one of the four mid-cap funds in a taxable account, you may wish to review the after-tax returns that appear later in this report.

Big dramas and small numbers in the U.S. stock market
The broad U.S. stock market finished 2011 with a modestly positive return, a result that seems surprisingly low-key in light of the year’s dramatic ups and downs. Stock prices rallied and retreated as early optimism about the global economic outlook traded places with anxiety about Europe’s debt crisis and the contentious negotiations in Washington over raising the U.S. debt ceiling to avoid default. The policymaking strife prompted Standard & Poor’s to downgrade the U.S. credit rating. (Vanguard’s confidence in the full faith and credit of the U.S. Treasury remains unshaken.) By year-end, stock prices were again on the rise, with investors refocused on signs of economic improvement.

International stock prices finished the year with a double-digit decline. The weaker performance of stocks outside the United States reflected the greater economic and financial challenges in Europe, Japan’s struggles with natural and nuclear disaster, and skittishness about emerging markets.

As yields fell, bonds delivered unexpectedly strong returns
Bond returns were also a surprise, mainly because so little was expected of them. At the end of 2010, bond yields hovered near historical lows, suggesting that the scope for further declines—and rallies in bond prices—was limited. During 2011, however, rates moved lower still as investors sought shelter from stock market turmoil. The broad U.S. bond market returned 7.84%. Municipal bonds,

Market Barometer

		Average Annual Total Returns
		Periods Ended December 31, 2011
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	1.50%	14.81%	-0.02%
Russell 2000 Index (Small-caps)	-4.18	15.63	0.15
Dow Jones U.S. Total Stock Market Index	0.52	15.24	0.28
MSCI All Country World Index ex USA (International)	-13.71	10.70	-2.92

Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	7.84%	6.77%	6.50%
Barclays Capital Municipal Bond Index (Broad
tax-exempt market)	10.70	8.57	5.22
Citigroup Three-Month U.S. Treasury Bill Index	0.08	0.11	1.36

CPI
Consumer Price Index	2.96%	2.39%	2.26%

which were battered at the end of 2010, produced even stronger returns than taxable bonds in 2011.

The returns of the 3-month U.S. Treasury bill and other money market instruments approached 0%, which was consistent with the Federal Reserve Board’s interest rate policy but nevertheless a disappointment for savers.

Global concerns buffeted mid-sized stocks
As stock prices seemed to rise and fall in response to the economic and political dramas that dominated the headlines, small- and mid-cap stocks were among the weaker performers. While the end of the year brought some encouraging economic news in the United States, global threats were still weighing on markets. For the full 12 months, half of the industry sectors in all four Vanguard mid-cap index funds posted declines.

Information technology holdings were the biggest drag on performance for three of the four funds as concerns mounted about the pace of IT spending globally. Semiconductor stocks were particularly weak as the industry wrestled with excess inventory and weakening demand. And software holdings hampered returns, particularly for the Mid-Cap Index Fund and the Mid-Cap Growth Index Fund.

The tech sector’s weakness had less of an impact on the Mid-Cap Value Index Fund, which has less exposure to tech stocks than the three other funds.

Expense Ratios
Your Fund Compared With Its Peer Group
							Peer
	Investor	Admiral	Signal	Institutional	Institutional	ETF	Group
	Shares	Shares	Shares	Shares	Plus Shares	Shares	Average
Extended Market Index Fund	0.30%	0.16%	0.16%	0.12%	0.10%	0.16%	1.36%
Mid-Cap Index Fund	0.26	0.12	0.12	0.08	0.06	0.12	1.36
Mid-Cap Growth Index Fund	0.26	0.10	—	—	—	0.12	1.44
Mid-Cap Value Index Fund	0.26	0.10	—	—	—	0.12	1.39

The fund expense ratios shown are from the prospectus dated September 27, 2011, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2011, the funds’ expense ratios were: for the Extended Market Index Fund, 0.24% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.08% for Institutional Shares, 0.06% for Institutional Plus Shares (annualized since inception), and 0.10% for ETF Shares; for the Mid-Cap Index Fund, 0.24% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.08% for Institutional Shares, 0.06% for Institutional Plus Shares, and 0.10% for ETF Shares; for the Mid-Cap Growth Index Fund, 0.24% for Investor Shares, 0.10% for Admiral Shares (annualized since inception), and 0.10% for ETF Shares; and for the Mid-Cap Value Index Fund, 0.24% for Investor Shares, 0.10% for Admiral Shares (annualized since inception), and 0.10% for ETF Shares. The peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2010.

Peer groups: For the Extended Market and Mid-Cap Index Funds, Mid-Cap Core Funds; for the Mid-Cap Growth Index Fund, Mid-Cap Growth Funds; for the Mid-Cap Value Index Fund, Mid-Cap Value Funds.

Financials were another weak spot. The Mid-Cap Value Index Fund, which had more than one-quarter of its assets in financial holdings on average for the year, had the largest exposure to financials; the Mid-Cap Growth Index Fund had the least. Commercial banks posted poor returns, thanks to slack loan demand and low interest rates. At the same time, capital markets stocks, including brokerage and asset management firms, pulled down the returns of all four funds as the market’s gyrations put pressure on trading and capital-raising activity.

Other sectors highly dependent on the economic cycle were also weak. Materials stocks lost ground in all four funds, and telecommunications holdings posted

Total Returns
Ten Years Ended December 31, 2011
Average
Annual Return
Extended Market Index Fund Investor Shares	6.59%
Spliced Extended Market Index	6.66
Mid-Cap Core Funds Average	5.19
Spliced Extended Market Index: Dow Jones Wilshire 4500 Index through June 17, 2005; S&P Transitional Completion Index through
September 16, 2005; S&P Completion Index thereafter.
Mid-Cap Core Funds Average: Derived from data provided by Lipper Inc.

Mid-Cap Index Fund Investor Shares	6.60%
Spliced Mid-Cap Index	6.70
Mid-Cap Core Funds Average	5.19
Spliced Mid-Cap Index: S&P MidCap 400 Index through May 16, 2003; MSCI US Mid Cap 450 Index thereafter.
Mid-Cap Core Funds Average: Derived from data provided by Lipper Inc.

Mid-Cap Growth Index Fund Investor Shares (Returns since inception: 8/24/2006)	3.45%
MSCI US Mid Cap Growth Index	3.63
Mid-Cap Growth Funds Average	3.48
Mid-Cap Growth Funds Average: Derived from data provided by Lipper Inc.

Mid-Cap Value Index Fund Investor Shares (Returns since inception: 8/24/2006)	2.39%
MSCI US Mid Cap Value Index	2.57
Mid-Cap Value Funds Average	1.92
Mid-Cap Value Funds Average: Derived from data provided by Lipper Inc.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

double-digit declines as economic worries and intensifying competition dampened prospects for some companies.

Sectors with less economic sensitivity were strong performers. Utilities posted outsized returns for all four funds as investors flocked to the high dividend yields those stocks offer in an environment of low interest rates. And consumer staples, including beverage and food products stocks, also turned in solid gains as investors took comfort in the fact that consumers would continue to fill their supermarket baskets with necessities regardless of the economy’s path.

Short-term challenges, long-term strength
Despite an extended period of market turmoil, the four mid-cap index funds have delivered positive long-term returns. Over the past decade, the Investor Shares of Vanguard Extended Market Index Fund and Vanguard Mid-Cap Index Fund have produced average annual returns of 6.59% and 6.60%, respectively. The Investor Shares of the Vanguard Mid-Cap Growth and Mid-Cap Value Index Funds, which began operations in 2006, have returned 3.45% and 2.39%, respectively. All four funds have closely matched the performance of their indexes, which obviously bear none of the costs of managing a real-world portfolio.

That performance stems from the expertise of the funds’ advisor, Vanguard Quantitative Equity Group, and its team of seasoned professionals. The group relies on its proven portfolio management strategies to produce benchmark-tracking returns regardless of the external market conditions.

Three of the four mid-cap funds have produced long-term returns that best those of their peer groups, which consist largely of actively managed funds. Since its 2006 inception, Vanguard Mid-Cap Growth Index Fund’s return has trailed the average return of its industry peers.

The power of diversification in uncertain times
The market swings of 2011—while not as severe as the turmoil in 2008 and 2009—are a critical reminder of the uncertainties we have to manage when making investment decisions. The best defense against both the daunting knowns and the potentially more threatening unknowns is a well-balanced portfolio.

Recent Vanguard research provided insight on why balance and diversification are important in the face of the market’s unpredictability. One notable finding: Over the past 85 years, a hypothetical portfolio made up of 50% stocks and 50% bonds would have produced statistically equivalent returns whether the U.S. economy was in or out of recession.

(The commentary, Recessions and Balanced Portfolio Returns, can be found on vanguard.com.)

Vanguard has long advised long-term investors to develop a mix of stock, bond, and money market funds consistent with their time horizon and emotional ability to withstand the market’s occasionally frightening shocks. The Vanguard Mid-Capitalization Index Funds can be a valuable component of such a broadly diversified portfolio.

As always, thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
January 18, 2012

A note on expense ratios
The Expense Ratios table in each report’s Chairman’s Letter displays fund expense ratios from the most recent prospectus. These figures include the funds’ actual operating expenses. For some funds, the figures also include “acquired fund fees and expenses,” which result from the funds’ holdings in business development companies (BDCs).

Although the Securities and Exchange Commission requires that BDC costs be included in a fund’s expense ratio, these fees are not incurred by the fund. They have no impact on a fund’s total return or on its tracking error relative to an index.
A footnote to the Expense Ratios table reports an annualized calculation of the fund’s actual expenses for the period, a more relevant tally of the operating costs incurred by shareholders.

Extended Market Index Fund

Fund Profile
As of December 31, 2011

Share-Class Characteristics
	Investor	Admiral	Signal	Institutional	Institutional
	Shares	Shares	Shares	Shares	Plus Shares	ETF Shares
Ticker Symbol	VEXMX	VEXAX	VEMSX	VIEIX	VEMPX	VXF
Expense Ratio[1]	0.30%	0.16%	0.16%	0.12%	0.10%	0.16%
30-Day SEC Yield	0.97%	1.11%	1.11%	1.13%	1.15%	1.11%

Portfolio Characteristics
			DJ
		S&P	U.S. Total
		Completion	Market
	Fund	Index	Index
Number of Stocks	3,018	3,291	3,745
Median Market Cap	$2.4B	$2.4B	$31.3B
Price/Earnings Ratio	21.4x	21.4x	15.0x
Price/Book Ratio	1.9x	1.9x	2.1x
Return on Equity	10.5%	10.5%	19.0%
Earnings Growth Rate	4.6%	4.6%	7.1%
Dividend Yield	1.2%	1.2%	2.0%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	14%	—	—
Short-Term Reserves	-0.1%	—	—

Volatility Measures
		DJ
	S&P	U.S. Total
	Completion	Market
	Index	Index
R-Squared	1.00	0.95
Beta	1.00	1.18

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Las Vegas Sands Corp.	Casinos & Gaming	0.7%
Alexion Pharmaceuticals
Inc.	Biotechnology	0.5
General Motors Co.	Automobile
	Manufacturers	0.5
Crown Castle	Wireless
International Corp.	Telecommunication
	Services	0.4
Liberty Global Inc.	Cable & Satellite	0.4
LyondellBasell Industries
NV Class A	Specialty Chemicals	0.4
Liberty Media Corp. -
Liberty Capital Class A	Broadcasting	0.4
Concho Resources Inc.	Oil & Gas
	Exploration &
	Production	0.4
Pharmasset Inc.	Biotechnology	0.4
General Growth
Properties Inc.	Retail REITs	0.3
Top Ten		4.4%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated September 27, 2011, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2011, the expense ratios were 0.24% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.08% for Institutional Shares, 0.06% for Institutional Plus Shares (annualized since inception), and 0.10% for ETF Shares.

Extended Market Index Fund

Sector Diversification (% of equity exposure)
			DJ
		S&P	U.S. Total
		Completion	Market
	Fund	Index	Index
Consumer
Discretionary	15.0%	14.9%	12.2%
Consumer Staples	3.8	3.8	10.6
Energy	7.0	7.0	10.8
Financials	20.3	20.3	15.0
Health Care	11.3	11.4	11.4
Industrials	15.2	15.2	11.1
Information
Technology	15.3	15.3	18.7
Materials	6.3	6.3	4.1
Telecommunication
Services	1.5	1.5	2.5
Utilities	4.3	4.3	3.6

Investment Focus

Extended Market Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2001, Through December 31, 2011
Initial Investment of $10,000

		Average Annual Total Returns
	Periods Ended December 31, 2011
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Extended Market Index Fund Investor
Shares	-3.73%	1.50%	6.59%	$18,938
Dow Jones U.S. Total Stock Market
Index	0.52	0.28	3.90	14,657

Spliced Extended Market Index	-3.71	1.51	6.66	19,059
Mid-Cap Core Funds Average	-3.78	0.95	5.19	16,583

Spliced Extended Market Index: Dow Jones Wilshire 4500 Index through June 17, 2005; S&P Transitional Completion Index through
September 16, 2005; S&P Completion Index thereafter.
Mid-Cap Core Funds Average: Derived from data provided by Lipper Inc.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Extended Market Index Fund Admiral Shares	-3.59%	1.65%	6.73%	$19,181
Dow Jones U.S. Total Stock Market Index	0.52	0.28	3.90	14,657
Spliced Extended Market Index	-3.71	1.51	6.66	19,059

See Financial Highlights for dividend and capital gains information.

Extended Market Index Fund

		Average Annual Total Returns
	Periods Ended December 31, 2011
			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(9/1/2006)	Investment
Extended Market Index Fund Signal Shares	-3.58%	1.65%	3.26%	$12,305
Dow Jones U.S. Total Stock Market Index	0.52	0.28	1.93	11,017
S&P Completion Index	-3.71	1.51	3.13	12,238
"Since Inception" performance is calculated from the Signal Shares’ inception date for both the fund and its comparative standards.

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Extended Market Index Fund Institutional
Shares	-3.57%	1.69%	6.78%	$9,639,138
Dow Jones U.S. Total Stock Market Index	0.52	0.28	3.90	7,328,259
Spliced Extended Market Index	-3.71	1.51	6.66	9,529,664

	Total Returns
	Period Ended December 31, 2011
	Since	Final Value
	Inception	of a $100,000,000
	(1/14/2011)	Investment
Extended Market Index Fund Institutional
Plus Shares	-6.54%	$93,455,587
Dow Jones U.S. Total Stock Market Index	-2.35	97,648,485
S&P Completion Index	-6.72	93,280,476
"Since Inception" performance is calculated from the Institutional Plus Shares’ inception date for both the fund and its comparative standards.

		Average Annual Total Returns
	Periods Ended December 31, 2011
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Extended Market Index Fund
ETF Shares Net Asset Value	-3.61%	1.65%	6.73%	$19,180
Dow Jones U.S. Total Stock Market Index	0.52	0.28	3.90	14,657
Spliced Extended Market Index	-3.71	1.51	6.66	19,059

Extended Market Index Fund

Cumulative Returns of ETF Shares:December 31, 2001 , Through December 31, 2011
	One	Five	Ten
	Year	Years	Years
Extended Market Index Fund
ETF Shares Market Price	-3.69%	8.59%	91.69%
Extended Market Index Fund
ETF Shares Net Asset Value	-3.61	8.55	91.80
Spliced Extended Market Index	-3.71	7.80	90.59

Fiscal-Year Total Returns (%): December 31, 2001, Through December 31, 2011

Extended Market Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of December 31, 2011

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Consumer Discretionary
* Las Vegas Sands Corp.	2,842,433	121,457	0.7%
* General Motors Co.	4,414,128	89,474	0.5%
* Liberty Media Corp. - Liberty Capital Class A	899,045	70,170	0.4%
* Liberty Global Inc.	1,306,030	51,614	0.3%
* Sirius XM Radio Inc.	26,453,160	48,145	0.3%
* Charter Communications Inc. Class A	809,316	46,082	0.2%
PetSmart Inc.	787,405	40,386	0.2%
DISH Network Corp. Class A	1,384,670	39,435	0.2%
Consumer Discretionary—Other †		2,154,422	12.1%
		2,661,185	14.9%
Consumer Staples
Bunge Ltd.	1,026,595	58,721	0.3%
* Hansen Natural Corp.	534,365	49,236	0.3%
Church & Dwight Co. Inc.	1,009,063	46,175	0.3%
Herbalife Ltd.	820,457	42,393	0.2%
* Green Mountain Coffee Roasters Inc.	916,150	41,089	0.2%
* Energizer Holdings Inc.	471,908	36,563	0.2%
Consumer Staples—Other †		404,329	2.3%
		678,506	3.8%
Energy
* Concho Resources Inc.	731,325	68,562	0.4%
* Whiting Petroleum Corp.	827,923	38,656	0.2%
Core Laboratories NV	328,971	37,486	0.2%
Cimarex Energy Co.	604,765	37,435	0.2%
Southern Union Co.	879,958	37,055	0.2%
Energy—Other †		1,017,996	5.7%
		1,237,190	6.9%
Financials
General Growth Properties Inc.	4,156,344	62,428	0.4%
Digital Realty Trust Inc.	740,328	49,358	0.3%
* CIT Group Inc.	1,415,233	49,349	0.3%

Extended Market Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Macerich Co.	930,710	47,094	0.3%
Federal Realty Investment Trust	447,903	40,647	0.2%
SL Green Realty Corp.	607,667	40,495	0.2%
UDR Inc.	1,545,031	38,780	0.2%
New York Community Bancorp Inc.	3,085,167	38,164	0.2%
Rayonier Inc.	852,669	38,055	0.2%
Financials—Other †		3,201,676	17.9%
		3,606,046	20.2%
Health Care
* Alexion Pharmaceuticals Inc.	1,305,947	93,375	0.5%
* Pharmasset Inc.	534,350	68,504	0.4%
* Vertex Pharmaceuticals Inc.	1,471,134	48,856	0.3%
* Henry Schein Inc.	637,404	41,068	0.2%
Health Care—Other †		1,764,152	9.9%
		2,015,955	11.3%
Industrials
* Kansas City Southern	774,790	52,693	0.3%
* Delta Air Lines Inc.	5,966,420	48,268	0.3%
AMETEK Inc.	1,129,330	47,545	0.3%
* United Continental Holdings Inc.	2,330,233	43,971	0.2%
* Verisk Analytics Inc. Class A	992,049	39,811	0.2%
Industrials—Other †		2,473,150	13.8%
		2,705,438	15.1%
Information Technology
Maxim Integrated Products Inc.	2,057,566	53,579	0.3%
* VMware Inc. Class A	565,792	47,068	0.3%
* Nuance Communications Inc.	1,654,724	41,633	0.3%
Activision Blizzard Inc.	3,147,338	38,775	0.2%
* Trimble Navigation Ltd.	869,783	37,749	0.2%
* ANSYS Inc.	651,643	37,326	0.2%
* Alliance Data Systems Corp.	352,499	36,603	0.2%
Information Technology—Other †		2,433,238	13.6%
		2,725,971	15.3%
Materials
LyondellBasell Industries NV Class A	2,240,148	72,782	0.4%
Celanese Corp. Class A	1,101,111	48,746	0.3%
Materials—Other †		996,226	5.6%
		1,117,754	6.3%
Telecommunication Services
* Crown Castle International Corp.	1,765,889	79,112	0.4%
Telecommunication Services—Other †		189,261	1.1%
		268,373	1.5%
Utilities
* Calpine Corp.	2,718,385	44,391	0.3%
American Water Works Co. Inc.	1,238,030	39,444	0.2%
OGE Energy Corp.	691,642	39,223	0.2%
Utilities—Other †		645,222	3.6%
		768,280	4.3%
Total Common Stocks (Cost $17,103,074)		17,784,698	99.6%[1]

Extended Market Index Fund

			Market	Percentage
			Value	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[2,3] Vanguard Market Liquidity Fund	0.110%	228,392,752	228,393	1.3%
4U.S. Government and Agency Obligations †			3,000	0.0%
Total Temporary Cash Investments (Cost $231,393)			231,393	1.3%[1]
[5]Total Investments (Cost $17,334,467)			18,016,091	100.9%
Other Assets and Liabilities
Other Assets			388,838	2.2%
Liabilities[3]			(553,558)	(3.1%)
			(164,720)	(0.9%)
Net Assets			17,851,371	100.0%

At December 31, 2011, net assets consisted of:
Amount
($000)
Paid-in Capital	17,840,671
Overdistributed Net Investment Income	(20,743)
Accumulated Net Realized Losses	(650,667)
Unrealized Appreciation (Depreciation)
Investment Securities	681,624
Futures Contracts	486
Net Assets	17,851,371

Investor Shares—Net Assets
Applicable to 69,984,649 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,753,465
Net Asset Value Per Share—Investor Shares	$39.34

Admiral Shares—Net Assets
Applicable to 127,527,409 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	5,018,274
Net Asset Value Per Share—Admiral Shares	$39.35

Signal Shares—Net Assets
Applicable to 53,662,013 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,814,293
Net Asset Value Per Share—Signal Shares	$33.81

Extended Market Index Fund

Amount
($000)
Institutional Shares—Net Assets
Applicable to 147,683,964 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	5,810,482
Net Asset Value Per Share—Institutional Shares	$39.34

Institutional Plus Shares—Net Assets
Applicable to 13,456,726 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,306,636
Net Asset Value Per Share—Institutional Plus Shares	$97.10

ETF Shares—Net Assets
Applicable to 22,135,060 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,148,221
Net Asset Value Per Share—ETF Shares	$51.87

See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.9%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $182,571,000 of collateral received for securities on loan.
4 Securities with a value of $3,000,000 have been segregated as initial margin for open futures contracts.
5 The total value of securities on loan is $164,896,000.
See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Statement of Operations

Year Ended
December 31, 2011
($000)
Investment Income
Income
Dividends	196,862
Interest[1]	156
Security Lending	19,295
Total Income	216,313
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,294
Management and Administrative—Investor Shares	6,425
Management and Administrative—Admiral Shares	3,760
Management and Administrative—Signal Shares	1,249
Management and Administrative—Institutional Shares	2,269
Management and Administrative—Institutional Plus Shares	230
Management and Administrative—ETF Shares	719
Marketing and Distribution—Investor Shares	940
Marketing and Distribution—Admiral Shares	838
Marketing and Distribution—Signal Shares	598
Marketing and Distribution—Institutional Shares	1,714
Marketing and Distribution—Institutional Plus Shares	127
Marketing and Distribution—ETF Shares	355
Custodian Fees	616
Auditing Fees	37
Shareholders’ Reports—Investor Shares	88
Shareholders’ Reports—Admiral Shares	80
Shareholders’ Reports—Signal Shares	51
Shareholders’ Reports—Institutional Shares	95
Shareholders’ Reports—Institutional Plus Shares	5
Shareholders’ Reports—ETF Shares	40
Trustees’ Fees and Expenses	20
Total Expenses	21,550
Net Investment Income	194,763
Realized Net Gain (Loss)
Investment Securities Sold	1,549,480
Futures Contracts	(3,337)
Realized Net Gain (Loss)	1,546,143
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(2,511,602)
Futures Contracts	753
Change in Unrealized Appreciation (Depreciation)	(2,510,849)
Net Increase (Decrease) in Net Assets Resulting from Operations	(769,943)

1 Interest income from an affiliated company of the fund was $144,000.
See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	194,763	168,839
Realized Net Gain (Loss)	1,546,143	613,995
Change in Unrealized Appreciation (Depreciation)	(2,510,849)	2,900,916
Net Increase (Decrease) in Net Assets Resulting from Operations	(769,943)	3,683,750
Distributions
Net Investment Income
Investor Shares	(27,422)	(28,999)
Admiral Shares	(56,649)	(48,417)
Signal Shares	(20,443)	(18,088)
Institutional Shares	(65,814)	(62,049)
Institutional Plus Shares	(11,696)	—
ETF Shares	(13,071)	(10,835)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
ETF Shares	—	—
Total Distributions	(195,095)	(168,388)
Capital Share Transactions
Investor Shares	(506,395)	(1,889,941)
Admiral Shares	104,983	2,110,302
Signal Shares	(154,991)	40,804
Institutional Shares	425,639	993,622
Institutional Plus Shares	1,419,261	—
ETF Shares	106,471	105,383
Net Increase (Decrease) from Capital Share Transactions	1,394,968	1,360,170
Total Increase (Decrease)	429,930	4,875,532
Net Assets
Beginning of Period	17,421,441	12,545,909
End of Period[1]	17,851,371	17,421,441
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($20,743,000) and ($20,411,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$41.26	$32.67	$24.01	$39.89	$38.68
Investment Operations
Net Investment Income	. 385	. 360	. 316	. 392	. 453
Net Realized and Unrealized Gain (Loss)
on Investments	(1.923)	8.581	8.670	(15.862)	1.214
Total from Investment Operations	(1.538)	8.941	8.986	(15.470)	1.667
Distributions
Dividends from Net Investment Income	(. 382)	(. 351)	(. 326)	(. 410)	(. 457)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 382)	(. 351)	(. 326)	(. 410)	(. 457)
Net Asset Value, End of Period	$39.34	$41.26	$32.67	$24.01	$39.89

Total Return[1]	-3.73%	27.37%	37.43%	-38.73%	4.33%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,753	$3,405	$4,309	$3,080	$5,254
Ratio of Total Expenses to
Average Net Assets	0.24%	0.26%	0.30%	0.25%	0.24%
Ratio of Net Investment Income to
Average Net Assets	0.93%	1.07%	1.16%	1.22%	1.13%
Portfolio Turnover Rate[2]	14%	10%	17%	13%	14%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$41.28	$32.67	$24.01	$39.90	$38.70
Investment Operations
Net Investment Income	. 450	. 399	. 362	. 443	. 510
Net Realized and Unrealized Gain (Loss)
on Investments	(1.932)	8.606	8.673	(15.881)	1.214
Total from Investment Operations	(1.482)	9.005	9.035	(15.438)	1.724
Distributions
Dividends from Net Investment Income	(. 448)	(. 395)	(. 375)	(. 452)	(. 524)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 448)	(. 395)	(. 375)	(. 452)	(. 524)
Net Asset Value, End of Period	$39.35	$41.28	$32.67	$24.01	$39.90

Total Return	-3.59%	27.57%	37.65%	-38.63%	4.48%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,018	$5,161	$2,300	$1,705	$2,811
Ratio of Total Expenses to Average Net Assets	0.10%	0.12%	0.13%	0.10%	0.09%
Ratio of Net Investment Income to
Average Net Assets	1.07%	1.21%	1.33%	1.37%	1.28%
Portfolio Turnover Rate[1]	14%	10%	17%	13%	14%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

Signal Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$35.46	$28.08	$20.64	$34.29	$33.26
Investment Operations
Net Investment Income	. 384	. 355	. 310	. 381	. 443
Net Realized and Unrealized Gain (Loss)
on Investments	(1.652)	7.376	7.451	(13.642)	1.035
Total from Investment Operations	(1.268)	7.731	7.761	(13.261)	1.478
Distributions
Dividends from Net Investment Income	(. 382)	(. 351)	(. 321)	(. 389)	(. 448)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 382)	(. 351)	(. 321)	(. 389)	(. 448)
Net Asset Value, End of Period	$33.81	$35.46	$28.08	$20.64	$34.29

Total Return	-3.58%	27.53%	37.62%	-38.61%	4.46%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,814	$2,094	$1,661	$1,230	$2,079
Ratio of Total Expenses to Average Net Assets	0.10%	0.12%	0.13%	0.10%	0.09%
Ratio of Net Investment Income to
Average Net Assets	1.07%	1.21%	1.33%	1.37%	1.28%
Portfolio Turnover Rate[1]	14%	10%	17%	13%	14%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$41.27	$32.68	$24.02	$39.91	$38.71
Investment Operations
Net Investment Income	. 460	. 429	. 374	. 458	. 523
Net Realized and Unrealized Gain (Loss)
on Investments	(1.933)	8.586	8.674	(15.882)	1.214
Total from Investment Operations	(1.473)	9.015	9.048	(15.424)	1.737
Distributions
Dividends from Net Investment Income	(. 457)	(. 425)	(. 388)	(. 466)	(. 537)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 457)	(. 425)	(. 388)	(. 466)	(. 537)
Net Asset Value, End of Period	$39.34	$41.27	$32.68	$24.02	$39.91

Total Return	-3.57%	27.59%	37.69%	-38.58%	4.51%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,810	$5,648	$3,494	$2,442	$3,175
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.08%	0.06%	0.06%
Ratio of Net Investment Income to
Average Net Assets	1.09%	1.25%	1.38%	1.41%	1.31%
Portfolio Turnover Rate[1]	14%	10%	17%	13%	14%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

Institutional Plus Shares

January 14, 2011[1] to
For a Share Outstanding Throughout the Period	December 31, 2011
Net Asset Value, Beginning of Period	$105.13
Investment Operations
Net Investment Income	1.139
Net Realized and Unrealized Gain (Loss) on Investments	(8.015)
Total from Investment Operations	(6.876)
Distributions
Dividends from Net Investment Income	(1.154)
Distributions from Realized Capital Gains	—
Total Distributions	(1.154)
Net Asset Value, End of Period	$97.10

Total Return	-6.54%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,307
Ratio of Total Expenses to Average Net Assets	0.06%[2]
Ratio of Net Investment Income to Average Net Assets	1.11%[2]
Portfolio Turnover Rate [3]	14%

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008[1]	2007[1]
Net Asset Value, Beginning of Period	$54.42	$43.09	$31.67	$52.62	$51.03
Investment Operations
Net Investment Income	. 593	. 547	. 476	. 595	. 695
Net Realized and Unrealized Gain (Loss)
on Investments	(2.553)	11.324	11.438	(20.935)	1.592
Total from Investment Operations	(1.960)	11.871	11.914	(20.340)	2.287
Distributions
Dividends from Net Investment Income	(. 590)	(. 541)	(. 494)	(. 610)	(. 697)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 590)	(. 541)	(. 494)	(. 610)	(. 697)
Net Asset Value, End of Period	$51.87	$54.42	$43.09	$31.67	$52.62

Total Return	-3.61%	27.55%	37.63%	-38.60%	4.49%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,148	$1,113	$781	$484	$559
Ratio of Total Expenses to
Average Net Assets	0.10%	0.12%	0.13%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.07%	1.21%	1.33%	1.39%	1.29%
Portfolio Turnover Rate [2]	14%	10%	17%	13%	14%

1 Adjusted to reflect a 2-for-1 share split as of the close of business on June 13, 2008.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Notes to Financial Statements

Vanguard Extended Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers six classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, Institutional Plus Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Signal Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria. Institutional Plus Shares were first issued on January 14, 2011. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2008–2011), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market

Extended Market Index Fund

Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2011, the fund had contributed capital of $2,909,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 1.16% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of December 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	17,784,573	—	125
Temporary Cash Investments	228,393	3,000	—
Futures Contracts—Assets[1]	65	—	—
Futures Contracts—Liabilities[1]	(124)	—	—
Total	18,012,907	3,000	125
1 Represents variation margin on the last day of the reporting period.

Extended Market Index Fund

The following table summarizes changes in investments valued based on Level 3 inputs during the year ended December 31, 2011. Transfers into or out of Level 3 are recognized based on values as of the date of transfer.

Investments in
Common Stocks
Amount Valued Based on Level 3 Inputs	($000)
Balance as of December 31, 2010	—
Transfers into Level 3	367
Transfers out of Level 3	(68)
Change in Unrealized Appreciation (Depreciation)	(174)
Balance as of December 31, 2011	125

D. At December 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	March 2012	606	44,771	252
E-mini S&P MidCap 400 Index	March 2012	194	17,020	234

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2011, the fund realized $504,460,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2011, the fund had $3,991,000 of ordinary income available for distribution. The fund had available capital loss carryforwards totaling $648,655,000 to offset future net capital gains of $1,525,000 through December 31, 2016, $622,546,000 through December 31, 2017, and $24,584,000 through December 31, 2018.

At December 31, 2011, the cost of investment securities for tax purposes was $17,334,804,000. Net unrealized appreciation of investment securities for tax purposes was $681,287,000, consisting of unrealized gains of $3,331,925,000 on securities that had risen in value since their purchase and $2,650,638,000 in unrealized losses on securities that had fallen in value since their purchase.

Extended Market Index Fund

F. During the year ended December 31, 2011, the fund purchased $5,102,348,000 of investment securities and sold $3,675,831,000 of investment securities, other than temporary cash investments.

G. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2011		2010
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	666,290	15,954	1,048,317	29,288
Issued in Lieu of Cash Distributions	27,045	685	28,559	691
Redeemed	(1,199,730)	(29,170)	(2,966,817)	(79,368)
Net Increase (Decrease)—Investor Shares	(506,395)	(12,531)	(1,889,941)	(49,389)
Admiral Shares
Issued	726,259	17,497	2,403,983	62,989
Issued in Lieu of Cash Distributions	50,950	1,290	43,659	1,057
Redeemed	(672,226)	(16,298)	(337,340)	(9,418)
Net Increase (Decrease)—Admiral Shares	104,983	2,489	2,110,302	54,628
Signal Shares
Issued	738,224	20,462	746,516	23,222
Issued in Lieu of Cash Distributions	19,165	565	17,061	482
Redeemed	(912,380)	(26,419)	(722,773)	(23,810)
Net Increase (Decrease)—Signal Shares	(154,991)	(5,392)	40,804	(106)
Institutional Shares
Issued	2,291,593	55,415	2,504,141	70,390
Issued in Lieu of Cash Distributions	63,942	1,619	60,682	1,471
Redeemed	(1,929,896)	(46,194)	(1,571,201)	(41,938)
Net Increase (Decrease)—Institutional Shares	425,639	10,840	993,622	29,923
Institutional Plus Shares[1]
Issued	1,833,861	17,764	—	—
Issued in Lieu of Cash Distributions	11,696	120	—	—
Redeemed	(426,296)	(4,427)	—	—
Net Increase (Decrease)—Institutional Plus Shares	1,419,261	13,457	—	—
ETF Shares
Issued	1,025,783	18,683	860,375	17,927
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(919,312)	(17,000)	(754,992)	(15,600)
Net Increase (Decrease)—ETF Shares	106,471	1,683	105,383	2,327
1 Inception was January 14, 2011, for Institutional Plus Shares.

H. In preparing the financial statements as of December 31, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Mid-Cap Index Fund

Fund Profile
As of December 31, 2011

Share-Class Characteristics
	Investor	Admiral	Signal	Institutional	Institutional
	Shares	Shares	Shares	Shares	Plus Shares	ETF Shares
Ticker Symbol	VIMSX	VIMAX	VMISX	VMCIX	VMCPX	VO
Expense Ratio[1]	0.26%	0.12%	0.12%	0.08%	0.06%	0.12%
30-Day SEC Yield	1.29%	1.43%	1.43%	1.45%	1.47%	1.43%

Portfolio Characteristics
		MSCI US	DJ
		Mid Cap	U.S. Total
		450	Market
	Fund	Index	Index
Number of Stocks	452	447	3,745
Median Market Cap	$5.8B	$5.8B	$31.3B
Price/Earnings Ratio	17.8x	17.8x	15.0x
Price/Book Ratio	2.0x	2.0x	2.1x
Return on Equity	14.4%	14.4%	19.0%
Earnings Growth Rate	6.0%	6.0%	7.1%
Dividend Yield	1.5%	1.5%	2.0%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	22%	—	—
Short-Term Reserves	0.0%	—	—

Volatility Measures
		DJ
	MSCI US	U.S. Total
	Mid Cap 450	Market
	Index	Index
R-Squared	1.00	0.97
Beta	1.00	1.09

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Humana Inc.	Managed Health
	Care	0.7%
Alexion Pharmaceuticals
Inc.	Biotechnology	0.6
FMC Technologies Inc.	Oil & Gas
	Equipment &
	Services	0.6
AvalonBay Communities
Inc.	Residential REITs	0.6
Fastenal Co.	Trading Companies
	& Distributors	0.6
SanDisk Corp.	Computer Storage
	& Peripherals	0.5
WW Grainger Inc.	Trading Companies
	& Distributors	0.5
Ross Stores Inc.	Apparel Retail	0.5
Motorola Mobility	Communications
Holdings Inc.	Equipment	0.5
O'Reilly Automotive Inc.	Automotive Retail	0.5
Top Ten		5.6%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated September 27, 2011, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2011, the expense ratios were 0.24% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.08% for Institutional Shares, 0.06% for Institutional Plus Shares, and 0.10% for ETF Shares.

Mid-Cap Index Fund

Sector Diversification (% of equity exposure)
		MSCI US	DJ
		Mid Cap	U.S. Total
		450	Market
	Fund	Index	Index
Consumer
Discretionary	17.6%	17.5%	12.2%
Consumer Staples	5.6	5.6	10.6
Energy	8.6	8.6	10.8
Financials	16.7	16.7	15.0
Health Care	10.4	10.4	11.4
Industrials	11.8	11.8	11.1
Information
Technology	14.6	14.6	18.7
Materials	6.7	6.8	4.1
Telecommunication
Services	1.3	1.3	2.5
Utilities	6.7	6.7	3.6

Investment Focus

Mid-Cap Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2001, Through December 31, 2011
Initial Investment of $10,000

		Average Annual Total Returns
	Periods Ended December 31, 2011
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Mid-Cap Index Fund Investor Shares	-2.11%	1.21%	6.60%	$18,951
Dow Jones U.S. Total Stock Market
Index	0.52	0.28	3.90	14,657
Spliced Mid-Cap Index	-1.91	1.37	6.70	19,132
Mid-Cap Core Funds Average	-3.78	0.95	5.19	16,583

Spliced Mid-Cap Index: S&P MidCap 400 Index through May 16, 2003; MSCI US Mid Cap 450 Index thereafter.
Mid-Cap Core Funds Average: Derived from data provided by Lipper Inc.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Mid-Cap Index Fund Admiral Shares	-1.97%	1.34%	6.71%	$19,147
Dow Jones U.S. Total Stock Market Index	0.52	0.28	3.90	14,657
Spliced Mid-Cap Index	-1.91	1.37	6.70	19,132

See Financial Highlights for dividend and capital gains information.

Mid-Cap Index Fund

	Average Annual Total Returns
	Periods Ended December 31, 2011
		Since	Final Value
	One	Inception	of a $10,000
	Year	(3/30/2007)	Investment
Mid-Cap Index Fund Signal Shares	-1.99%	0.45%	$10,218
Dow Jones U.S. Total Stock Market Index	0.52	-0.02	9,991
MSCI US Mid Cap 450 Index	-1.91	0.49	10,233
"Since Inception" performance is calculated from the Signal Shares’ inception date for both the fund and its comparative standards.

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Mid-Cap Index Fund Institutional Shares	-1.96%	1.38%	6.76%	$9,621,716
Dow Jones U.S. Total Stock Market Index	0.52	0.28	3.90	7,328,259
Spliced Mid-Cap Index	-1.91	1.37	6.70	9,565,850

		Since	Final Value
	One	Inception	of a $100,000,000
	Year	(12/15/2010)	Investment
Mid-Cap Index Fund Institutional Plus Shares	-1.91%	0.20%	$100,211,344
Dow Jones U.S. Total Stock Market Index	0.52	2.46	102,564,498
MSCI US Mid Cap 450 Index	-1.91	0.22	100,225,774
"Since Inception" performance is calculated from the Institutional Plus Shares’ inception date for both the fund and its comparative standards.

			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(1/26/2004)	Investment
Mid-Cap Index Fund
ETF Shares Net Asset Value	-1.96%	1.34%	6.07%	$15,954
Dow Jones U.S. Total Stock Market Index	0.52	0.28	3.82	13,459
MSCI US Mid Cap 450 Index	-1.91	1.37	6.10	15,996
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares:January 26, 2004 , Through December 31, 2011
			Since
	One	Five	Inception
	Year	Years	(1/26/2004)
Mid-Cap Index Fund
ETF Shares Market Price	-2.00%	6.86%	59.55%
Mid-Cap Index Fund
ETF Shares Net Asset Value	-1.96	6.86	59.54
MSCI US Mid Cap 450 Index	-1.91	7.04	59.96
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Mid-Cap Index Fund

Fiscal-Year Total Returns (%): December 31, 2001, Through December 31, 2011

Mid-Cap Index Fund

Financial Statements

Statement of Net Assets
As of December 31, 2011

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (99.9%)[1]
Consumer Discretionary (17.5%)
	Ross Stores Inc.	2,793,430	132,772
*	O’Reilly Automotive Inc.	1,623,426	129,793
*	Chipotle Mexican Grill
	Inc. Class A	374,342	126,430
	Limited Brands Inc.	3,028,302	122,192
*	Dollar Tree Inc.	1,457,065	121,097
	Genuine Parts Co.	1,872,145	114,575
	Mattel Inc.	4,094,835	113,673
	Starwood Hotels &
	Resorts Worldwide Inc.	2,334,621	111,992
*	Liberty Interactive Corp.
	Class A	6,839,161	110,897
	Harley-Davidson Inc.	2,823,306	109,742
	Nordstrom Inc.	2,046,416	101,727
	Tiffany & Co.	1,443,929	95,675
*	BorgWarner Inc.	1,308,930	83,431
	Family Dollar Stores Inc.	1,435,923	82,795
*	CarMax Inc.	2,702,113	82,360
*	Sirius XM Radio Inc.	44,804,134	81,543
*	Apollo Group Inc. Class A	1,475,446	79,482
	Virgin Media Inc.	3,565,641	76,233
	Wyndham Worldwide
	Corp.	1,959,577	74,131
	Darden Restaurants Inc.	1,607,236	73,258
*	Liberty Global Inc.
	Class A	1,713,261	70,295
	PetSmart Inc.	1,346,362	69,055
	JC Penney Co. Inc.	1,910,377	67,150
	International Game
	Technology	3,564,644	61,312
	Advance Auto Parts Inc.	880,515	61,310
	Tractor Supply Co.	852,674	59,815
	H&R Block Inc.	3,651,408	59,627
	Autoliv Inc.	1,066,050	57,023
	Newell Rubbermaid Inc.	3,479,848	56,200
*	Lululemon Athletica Inc.	1,198,150	55,906
*	Liberty Global Inc.	1,412,270	55,813

			Market
			Value
		Shares	($000)
	Interpublic Group of
	Cos. Inc.	5,714,491	55,602
^	Garmin Ltd.	1,390,586	55,359
	PVH Corp.	724,481	51,069
*	Fossil Inc.	640,473	50,828
	Abercrombie & Fitch Co.	1,038,522	50,721
	Gentex Corp.	1,709,078	50,572
*	LKQ Corp.	1,661,180	49,968
	Lear Corp.	1,240,408	49,368
	Hasbro Inc.	1,444,112	46,053
	Scripps Networks
	Interactive Inc. Class A	1,064,877	45,172
	Polaris Industries Inc.	784,234	43,901
*	Netflix Inc.	627,966	43,512
*	NVR Inc.	63,349	43,457
	Whirlpool Corp.	912,335	43,290
	Williams-Sonoma Inc.	1,123,248	43,245
	DR Horton Inc.	3,396,384	42,828
*	MGM Resorts
	International	4,084,630	42,603
*	Tempur-Pedic
	International Inc.	801,175	42,086
	Dick’s Sporting Goods
	Inc.	1,139,383	42,020
*	Mohawk Industries Inc.	697,927	41,771
	Royal Caribbean Cruises
	Ltd.	1,684,887	41,735
*	Urban Outfitters Inc.	1,504,859	41,474
*	Goodyear Tire & Rubber
	Co.	2,918,130	41,350
*	TRW Automotive
	Holdings Corp.	1,255,732	40,937
*	GameStop Corp. Class A	1,689,017	40,756
	Tupperware Brands Corp.	723,760	40,509
	Leggett & Platt Inc.	1,690,747	38,955
	Gannett Co. Inc.	2,875,509	38,446
*	Ulta Salon Cosmetics &
	Fragrance Inc.	586,025	38,045
*	Toll Brothers Inc.	1,808,850	36,937

Mid-Cap Index Fund

			Market
			Value
		Shares	($000)
	Lennar Corp. Class A	1,795,570	35,283
	Cablevision Systems
	Corp. Class A	2,479,208	35,254
*	Deckers Outdoor Corp.	460,414	34,793
	Expedia Inc.	1,187,681	34,466
*	Under Armour Inc.
	Class A	451,228	32,394
	American Eagle
	Outfitters Inc.	2,094,696	32,028
	Harman International
	Industries Inc.	836,013	31,802
*	TripAdvisor Inc.	1,189,081	29,977
*	Charter Communications
	Inc. Class A	526,055	29,954
	DeVry Inc.	777,088	29,887
*	PulteGroup Inc.	4,119,309	25,993
	Guess? Inc.	774,782	23,104
^	Washington Post Co.
	Class B	60,091	22,643
	Weight Watchers
	International Inc.	395,195	21,740
*	Lamar Advertising Co.
	Class A	742,981	20,432
*	Hyatt Hotels Corp. Class A	533,167	20,068
*,^	AutoNation Inc.	522,121	19,251
*	Dunkin’ Brands Group Inc.	645,488	16,124
*,^	ITT Educational Services
	Inc.	241,982	13,766
*	Clear Channel Outdoor
	Holdings Inc. Class A	463,981	5,823
	Lennar Corp. Class B	63,528	990
*	Krispy Kreme Doughnuts
	Inc. Warrants Exp.
	03/02/2012	8,389	—
*	Liberty Media Corp. -
	Liberty Capital Class A	1	—
			4,545,645
Consumer Staples (5.6%)
	Whole Foods Market Inc.	1,798,567	125,144
	JM Smucker Co.	1,365,941	106,776
	Dr Pepper Snapple
	Group Inc.	2,590,981	102,292
	Bunge Ltd.	1,760,695	100,712
	Coca-Cola Enterprises
	Inc.	3,809,187	98,201
	Safeway Inc.	4,179,765	87,942
	Beam Inc.	1,660,164	85,050
*	Hansen Natural Corp.	899,327	82,864
	Church & Dwight Co. Inc.	1,714,437	78,453
	Tyson Foods Inc. Class A	3,645,341	75,240
	Herbalife Ltd.	1,413,333	73,027
	McCormick & Co. Inc.	1,430,315	72,116
*,^	Green Mountain Coffee
	Roasters Inc.	1,553,958	69,695

			Market
			Value
		Shares	($000)
*	Energizer Holdings Inc.	821,124	63,621
*	Ralcorp Holdings Inc.	658,405	56,294
	Hormel Foods Corp.	1,755,022	51,404
*	Constellation Brands Inc.
	Class A	2,278,953	47,106
*	Smithfield Foods Inc.	1,773,449	43,059
*	Dean Foods Co.	2,195,451	24,589
			1,443,585
Energy (8.6%)
*	FMC Technologies Inc.	2,868,220	149,807
	Range Resources Corp.	1,923,358	119,133
	Pioneer Natural
	Resources Co.	1,255,116	112,308
*	Concho Resources Inc.	1,176,074	110,257
	Consol Energy Inc.	2,707,779	99,375
	Cabot Oil & Gas Corp.	1,247,808	94,709
	EQT Corp.	1,695,616	92,903
*	Kinder Morgan
	Management LLC	1,040,658	81,712
	Helmerich & Payne Inc.	1,278,759	74,628
*	Denbury Resources Inc.	4,804,903	72,554
*	Whiting Petroleum Corp.	1,401,715	65,446
	Core Laboratories NV	556,252	63,385
	Cimarex Energy Co.	1,021,840	63,252
	QEP Resources Inc.	2,112,579	61,898
*	Plains Exploration &
	Production Co.	1,683,834	61,830
*	Newfield Exploration Co.	1,607,579	60,654
	Oceaneering International
	Inc.	1,296,048	59,787
	Southern Union Co.	1,415,219	59,595
*	Nabors Industries Ltd.	3,433,196	59,532
	Sunoco Inc.	1,446,646	59,341
	HollyFrontier Corp.	2,496,543	58,419
	SM Energy Co.	761,107	55,637
*	Alpha Natural Resources
	Inc.	2,703,993	55,243
*	Ultra Petroleum Corp.	1,826,144	54,109
*	Dresser-Rand Group Inc.	939,810	46,906
*	Rowan Cos. Inc.	1,521,634	46,151
	Energen Corp.	860,699	43,035
*	Tesoro Corp.	1,718,238	40,138
	Patterson-UTI Energy Inc.	1,858,662	37,136
	Arch Coal Inc.	2,544,579	36,922
*	SandRidge Energy Inc.	4,432,623	36,170
*	Continental Resources
	Inc.	538,915	35,951
*	McDermott International
	Inc.	2,806,082	32,298
*	Cobalt International
	Energy Inc.	1,405,985	21,821
	EXCO Resources Inc.	1,538,624	16,079
*	WPX Energy Inc.	354,622	6,443
			2,244,564

Mid-Cap Index Fund

			Market
			Value
		Shares	($000)
Financials (16.7%)
	AvalonBay Communities
	Inc.	1,123,074	146,673
	Host Hotels & Resorts
	Inc.	8,432,977	124,555
	Health Care REIT Inc.	2,266,410	123,587
*	IntercontinentalExchange
	Inc.	877,297	105,758
	KeyCorp	11,379,239	87,506
	Moody’s Corp.	2,458,016	82,786
	SLM Corp.	6,141,797	82,300
	NYSE Euronext	3,126,465	81,601
	Macerich Co.	1,575,303	79,710
*	CIT Group Inc.	2,275,896	79,360
	Digital Realty Trust Inc.	1,186,722	79,119
	Kimco Realty Corp.	4,860,266	78,931
	Unum Group	3,623,939	76,356
	Willis Group Holdings plc	1,963,121	76,169
	American Capital Agency
	Corp.	2,634,674	73,982
	Lincoln National Corp.	3,682,211	71,509
	Plum Creek Timber Co.
	Inc.	1,934,446	70,723
	XL Group plc Class A	3,557,065	70,323
	Federal Realty
	Investment Trust	750,037	68,066
	SL Green Realty Corp.	1,020,570	68,011
	UDR Inc.	2,616,218	65,667
	Rayonier Inc.	1,453,302	64,861
	Regions Financial Corp.	15,032,783	64,641
	New York Community
	Bancorp Inc.	5,223,777	64,618
	Comerica Inc.	2,399,473	61,906
*	Affiliated Managers
	Group Inc.	621,594	59,642
*	Arch Capital Group Ltd.	1,591,154	59,239
	People’s United Financial
	Inc.	4,496,176	57,776
	Essex Property Trust Inc.	403,753	56,731
	Huntington Bancshares
	Inc.	10,309,824	56,601
	Leucadia National Corp.	2,482,670	56,456
	Cincinnati Financial Corp.	1,850,811	56,376
	Realty Income Corp.	1,590,608	55,608
	Everest Re Group Ltd.	648,983	54,573
	Torchmark Corp.	1,254,883	54,449
*	CBRE Group Inc. Class A	3,494,022	53,179
	Camden Property Trust	849,964	52,902
	Alexandria Real Estate
	Equities Inc.	739,579	51,009
	PartnerRe Ltd.	768,436	49,341
	WR Berkley Corp.	1,422,347	48,915
*	MSCI Inc. Class A	1,438,543	47,371
	Axis Capital Holdings Ltd.	1,466,299	46,863
	Assurant Inc.	1,128,123	46,321

			Market
			Value
		Shares	($000)
	Reinsurance Group of
	America Inc. Class A	884,737	46,228
	RenaissanceRe Holdings
	Ltd.	617,850	45,950
*	Markel Corp.	109,967	45,600
	Liberty Property Trust	1,381,211	42,652
	Transatlantic Holdings
	Inc.	746,196	40,839
	Fidelity National Financial
	Inc. Class A	2,535,419	40,389
	Regency Centers Corp.	1,073,577	40,388
	Legg Mason Inc.	1,671,024	40,188
	Raymond James
	Financial Inc.	1,285,192	39,790
*	Genworth Financial Inc.
	Class A	5,859,962	38,383
	Ares Capital Corp.	2,449,598	37,846
	White Mountains
	Insurance Group Ltd.	81,968	37,169
	Duke Realty Corp.	3,018,648	36,375
*	NASDAQ OMX Group
	Inc.	1,480,164	36,279
	HCC Insurance Holdings
	Inc.	1,313,529	36,122
	Zions Bancorporation	2,200,863	35,830
	Hudson City Bancorp Inc.	5,669,319	35,433
	Commerce Bancshares
	Inc.	925,624	35,285
	Piedmont Office Realty
	Trust Inc. Class A	2,063,767	35,167
	Cullen/Frost Bankers Inc.	658,161	34,823
	Hospitality Properties
	Trust	1,474,173	33,876
	Eaton Vance Corp.	1,411,265	33,362
	American Financial
	Group Inc.	900,178	33,208
	Brown & Brown Inc.	1,450,685	32,829
	DDR Corp.	2,640,489	32,135
	Jones Lang LaSalle Inc.	519,219	31,807
	Chimera Investment
	Corp.	12,279,598	30,822
	SEI Investments Co.	1,746,187	30,296
	Weingarten Realty
	Investors	1,372,400	29,946
	CBOE Holdings Inc.	1,082,132	27,984
	Old Republic International
	Corp.	2,944,696	27,297
	Erie Indemnity Co.
	Class A	349,178	27,292
	Assured Guaranty Ltd.	1,982,075	26,044
	City National Corp.	572,339	25,286
	First Horizon National
	Corp.	3,152,498	25,220
	Validus Holdings Ltd.	769,485	24,239
	Jefferies Group Inc.	1,551,842	21,338

Mid-Cap Index Fund

			Market
			Value
		Shares	($000)
*	First Republic Bank	695,099	21,277
	BOK Financial Corp.	326,903	17,957
*	TFS Financial Corp.	1,104,721	9,898
*	LPL Investment Holdings
	Inc.	321,808	9,828
			4,344,747
Health Care (10.4%)
	Humana Inc.	1,992,302	174,546
*	Alexion Pharmaceuticals
	Inc.	2,203,687	157,564
	AmerisourceBergen Corp.
	Class A	3,215,550	119,586
*	Mylan Inc.	5,090,538	109,243
*	Cerner Corp.	1,716,056	105,108
*	Laboratory Corp. of
	America Holdings	1,209,051	103,942
*	Pharmasset Inc.	810,438	103,898
*	Edwards Lifesciences
	Corp.	1,372,804	97,057
	Perrigo Co.	997,306	97,038
*	Watson Pharmaceuticals
	Inc.	1,601,790	96,652
*	Varian Medical Systems
	Inc.	1,399,381	93,940
	CR Bard Inc.	1,034,682	88,465
*	DaVita Inc.	1,115,344	84,554
*	Life Technologies Corp.	2,155,068	83,854
*	Vertex Pharmaceuticals
	Inc.	2,485,006	82,527
*	Waters Corp.	1,090,985	80,787
*	Henry Schein Inc.	1,103,569	71,103
*	CareFusion Corp.	2,670,297	67,852
*	Hospira Inc.	1,968,878	59,795
	DENTSPLY International
	Inc.	1,687,762	59,055
*	Mettler-Toledo
	International Inc.	380,759	56,242
*	Hologic Inc.	3,130,369	54,813
*	Coventry Health Care Inc.	1,774,041	53,878
*	IDEXX Laboratories Inc.	678,775	52,239
*	Endo Pharmaceuticals
	Holdings Inc.	1,392,240	48,074
	Omnicare Inc.	1,382,977	47,644
*	Regeneron
	Pharmaceuticals Inc.	854,961	47,390
*	ResMed Inc.	1,809,486	45,961
*	Illumina Inc.	1,484,822	45,257
*	Allscripts Healthcare
	Solutions Inc.	2,244,565	42,512
	Universal Health Services
	Inc. Class B	1,080,083	41,972
*	Gen-Probe Inc.	575,323	34,013
	Patterson Cos. Inc.	1,146,014	33,830
*	Covance Inc.	726,129	33,199
	Lincare Holdings Inc.	1,116,790	28,713

			Market
			Value
		Shares	($000)
*	Warner Chilcott plc
	Class A	1,670,597	25,276
*	Alere Inc.	976,365	22,544
*	Bio-Rad Laboratories Inc.
	Class A	232,744	22,353
*	Community Health
	Systems Inc.	1,113,037	19,422
*	Human Genome Sciences
	Inc.	2,276,665	16,825
			2,708,723
Industrials (11.8%)
	Fastenal Co.	3,348,199	146,015
	WW Grainger Inc.	709,432	132,799
	Cooper Industries plc	1,970,229	106,688
	Roper Industries Inc.	1,147,261	99,662
	Joy Global Inc.	1,254,421	94,044
*	Kansas City Southern	1,311,443	89,191
	L-3 Communications
	Holdings Inc.	1,258,564	83,921
	Southwest Airlines Co.	9,601,475	82,189
*	Delta Air Lines Inc.	10,103,830	81,740
	AMETEK Inc.	1,928,394	81,185
	Pall Corp.	1,389,029	79,383
*	Stericycle Inc.	976,881	76,119
*	United Continental
	Holdings Inc.	3,950,106	74,538
	Iron Mountain Inc.	2,183,317	67,246
	Flowserve Corp.	665,608	66,108
*	Jacobs Engineering
	Group Inc.	1,523,205	61,812
*	Verisk Analytics Inc.
	Class A	1,528,956	61,357
	Textron Inc.	3,311,948	61,238
	Donaldson Co. Inc.	856,509	58,311
	Equifax Inc.	1,461,808	56,630
*	TransDigm Group Inc.	568,892	54,432
	Xylem Inc.	2,088,560	53,655
*	Quanta Services Inc.	2,477,041	53,355
	JB Hunt Transport
	Services Inc.	1,148,354	51,756
	KBR Inc.	1,800,661	50,184
*	AGCO Corp.	1,152,025	49,502
	Cintas Corp.	1,410,083	49,085
	Gardner Denver Inc.	624,886	48,154
	Robert Half International
	Inc.	1,643,510	46,774
*	BE Aerospace Inc.	1,170,287	45,302
	Masco Corp.	4,297,867	45,042
	Pitney Bowes Inc.	2,413,899	44,754
	Dun & Bradstreet Corp.	587,402	43,955
*	IHS Inc. Class A	503,504	43,382
	Waste Connections Inc.	1,282,318	42,496
	Hubbell Inc. Class B	630,195	42,135
	MSC Industrial Direct Co.
	Inc. Class A	567,920	40,635

Mid-Cap Index Fund

			Market
			Value
		Shares	($000)
*	Owens Corning	1,400,232	40,215
	Towers Watson & Co.
	Class A	657,735	39,418
	Pentair Inc.	1,179,355	39,261
	Timken Co.	996,161	38,561
*	Hertz Global Holdings Inc.	3,232,814	37,889
	SPX Corp.	610,291	36,782
	Manpower Inc.	978,340	34,976
	Avery Dennison Corp.	1,202,000	34,473
*	Copart Inc.	699,044	33,477
*	URS Corp.	951,624	33,421
	RR Donnelley & Sons Co.	2,245,158	32,398
*	Babcock & Wilcox Co.	1,336,037	32,252
*	Nielsen Holdings NV	1,072,040	31,829
*	Navistar International Corp.	826,316	31,301
*	Spirit Aerosystems
	Holdings Inc. Class A	1,416,383	29,432
*	Sensata Technologies
	Holding NV	1,051,474	27,633
*	Foster Wheeler AG	1,439,848	27,559
*	AECOM Technology Corp.	1,285,191	26,436
			3,072,087
Information Technology (14.6%)
*	SanDisk Corp.	2,856,848	140,585
*	Motorola Mobility
	Holdings Inc.	3,381,088	131,186
*	F5 Networks Inc.	963,993	102,299
	Xilinx Inc.	3,166,524	101,519
*	NVIDIA Corp.	7,209,890	99,929
*	Fiserv Inc.	1,690,445	99,297
*	Teradata Corp.	2,009,840	97,497
	KLA-Tencor Corp.	1,994,306	96,225
*	Red Hat Inc.	2,305,066	95,176
	Amphenol Corp. Class A	2,029,176	92,104
	Maxim Integrated
	Products Inc.	3,520,746	91,680
*	Western Digital Corp.	2,784,776	86,189
	Microchip Technology Inc.	2,276,096	83,373
*	Autodesk Inc.	2,732,692	82,883
	Seagate Technology plc	5,010,245	82,168
	Linear Technology Corp.	2,721,675	81,732
*	Electronic Arts Inc.	3,940,126	81,167
	Avago Technologies Ltd.	2,642,719	76,269
*	Nuance Communications
	Inc.	2,919,488	73,454
*	Akamai Technologies Inc.	2,201,817	71,075
*	BMC Software Inc.	2,096,075	68,709
*	Micron Technology Inc.	10,790,684	67,873
	VeriSign Inc.	1,887,801	67,432
*	Trimble Navigation Ltd.	1,466,417	63,642
*	Alliance Data Systems
	Corp.	608,030	63,138
*	ANSYS Inc.	1,101,439	63,090
*	Equinix Inc.	561,664	56,953
*	Avnet Inc.	1,824,792	56,733

			Market
			Value
		Shares	($000)
*	Lam Research Corp.	1,478,180	54,722
*	Rackspace Hosting Inc.	1,245,941	53,588
	Harris Corp.	1,435,472	51,734
*	Arrow Electronics Inc.	1,372,269	51,337
*	Flextronics International
	Ltd.	8,735,442	49,443
	FLIR Systems Inc.	1,907,497	47,821
*	TIBCO Software Inc.	1,988,241	47,539
*	Informatica Corp.	1,273,907	47,045
*	Synopsys Inc.	1,715,573	46,664
	Jabil Circuit Inc.	2,349,429	46,190
	Global Payments Inc.	959,282	45,451
	Factset Research
	Systems Inc.	519,907	45,377
*	Atmel Corp.	5,559,532	45,032
*	MICROS Systems Inc.	964,894	44,945
*	VeriFone Systems Inc.	1,238,689	43,998
	Computer Sciences Corp.	1,851,504	43,881
*	Riverbed Technology Inc.	1,763,018	41,431
*	ON Semiconductor Corp.	5,353,727	41,331
*	LSI Corp.	6,841,183	40,705
	IAC/InterActiveCorp	945,432	40,275
*	SAIC Inc.	3,257,705	40,037
	Total System Services Inc.	1,955,563	38,251
*	Advanced Micro Devices
	Inc.	7,017,326	37,894
	Solera Holdings Inc.	846,039	37,683
*	Skyworks Solutions Inc.	2,224,438	36,080
*	Polycom Inc.	2,112,121	34,428
*	Ingram Micro Inc.	1,880,027	34,198
	Broadridge Financial
	Solutions Inc.	1,475,376	33,270
*	Rovi Corp.	1,330,149	32,695
	Lexmark International
	Inc. Class A	947,407	31,331
*	Cree Inc.	1,314,424	28,970
*,^	First Solar Inc.	670,576	22,639
*	Acme Packet Inc.	675,034	20,865
	Molex Inc.	843,663	20,130
*	Dolby Laboratories Inc.
	Class A	628,694	19,181
	Molex Inc. Class A	802,428	15,872
*	Zynga Inc.	939,345	8,839
*	Freescale Semiconductor
	Holdings I Ltd.	586,128	7,415
			3,801,664
Materials (6.7%)
	CF Industries Holdings Inc.	856,835	124,224
	Cliffs Natural Resources
	Inc.	1,743,746	108,723
	Sherwin-Williams Co.	1,078,794	96,304
	Sigma-Aldrich Corp.	1,457,882	91,059
	Celanese Corp. Class A	1,867,103	82,657
	FMC Corp.	855,747	73,628
	Airgas Inc.	857,972	66,990

Mid-Cap Index Fund

			Market
			Value
		Shares	($000)
	Ball Corp.	1,855,463	66,259
	Eastman Chemical Co.	1,676,664	65,491
	MeadWestvaco Corp.	2,038,340	61,048
	Vulcan Materials Co.	1,543,113	60,722
*	Crown Holdings Inc.	1,804,801	60,605
	Allegheny Technologies
	Inc.	1,206,354	57,664
	Albemarle Corp.	1,040,783	53,611
	Ashland Inc.	931,706	53,256
	International Flavors &
	Fragrances Inc.	965,735	50,624
	Rock-Tenn Co. Class A	850,337	49,064
^	United States Steel Corp.	1,719,502	45,498
	Walter Energy Inc.	745,368	45,140
	Reliance Steel &
	Aluminum Co.	894,218	43,539
	Valspar Corp.	1,062,656	41,412
	Martin Marietta Materials
	Inc.	545,449	41,132
	Sonoco Products Co.	1,192,935	39,319
*	Owens-Illinois Inc.	1,960,843	38,001
	Domtar Corp.	470,937	37,656
	Bemis Co. Inc.	1,234,827	37,144
	Sealed Air Corp.	2,063,536	35,513
	Steel Dynamics Inc.	2,483,499	32,658
^	Scotts Miracle-Gro Co.
	Class A	525,956	24,557
	Huntsman Corp.	2,312,508	23,125
*,^	Molycorp Inc.	701,169	16,814
	Titanium Metals Corp.	1,061,922	15,908
	Greif Inc. Class A	281,654	12,829
			1,752,174
Telecommunication Services (1.3%)
	Windstream Corp.	6,967,946	81,804
	Frontier Communications
	Corp.	11,884,946	61,208
*	SBA Communications
	Corp. Class A	1,331,288	57,192
*	NII Holdings Inc.	2,043,295	43,522
*	Level 3 Communications
	Inc.	1,823,585	30,983
*	MetroPCS
	Communications Inc.	3,029,125	26,293
	Telephone & Data
	Systems Inc. (Special
	Common Shares)	599,302	14,269
*	United States Cellular
	Corp.	153,726	6,707
	Telephone & Data
	Systems Inc.	248,100	6,423
			328,401
Utilities (6.7%)
	DTE Energy Co.	2,022,167	110,107
	ONEOK Inc.	1,174,555	101,822
	Wisconsin Energy Corp.	2,791,397	97,587

		Market
		Value
	Shares	($000)
CenterPoint Energy Inc.	4,831,429	97,063
Ameren Corp.	2,886,051	95,615
Constellation Energy
Group Inc.	2,283,977	90,605
NiSource Inc.	3,351,093	79,790
Northeast Utilities	2,112,449	76,196
CMS Energy Corp.	3,025,587	66,805
American Water Works
Co. Inc.	2,095,172	66,752
OGE Energy Corp.	1,169,928	66,347
SCANA Corp.	1,463,731	65,956
Pinnacle West Capital
Corp.	1,302,977	62,777
* Calpine Corp.	3,841,171	62,726
AGL Resources Inc.	1,393,924	58,907
Alliant Energy Corp.	1,325,265	58,458
NSTAR	1,236,963	58,088
Pepco Holdings Inc.	2,703,606	54,883
* NRG Energy Inc.	2,880,996	52,204
Integrys Energy Group
Inc.	934,891	50,652
MDU Resources Group
Inc.	2,254,568	48,383
TECO Energy Inc.	2,447,268	46,841
National Fuel Gas Co.	839,700	46,671
NV Energy Inc.	2,818,149	46,077
UGI Corp.	1,335,059	39,251
Aqua America Inc.	1,652,805	36,444
		1,737,007
Total Common Stocks
(Cost $24,569,105)		25,978,597
Temporary Cash Investments (0.5%)[1]
Money Market Fund (0.5%)
[2,3] Vanguard Market
Liquidity Fund,
0.110%	122,125,424	122,125

	Face
	Amount
	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Freddie Mac Discount
Notes, 0.050%, 4/24/12	1,000	1,000
Total Temporary Cash Investments
(Cost $123,125)		123,125
Total Investments (100.4%)
(Cost $24,692,230)		26,101,722
Other Assets and Liabilities (-0.4%)
Other Assets		281,328
Liabilities[3]		(391,697)
		(110,369)
Net Assets (100%)		25,991,353

Mid-Cap Index Fund

At December 31, 2011, net assets consisted of:
Amount
($000)
Paid-in Capital	26,871,473
Overdistributed Net Investment Income	(27,655)
Accumulated Net Realized Losses	(2,262,123)
Unrealized Appreciation (Depreciation)
Investment Securities	1,409,492
Futures Contracts	166
Net Assets	25,991,353

Investor Shares—Net Assets
Applicable to 212,124,720 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	4,168,108
Net Asset Value Per Share—
Investor Shares	$19.65

Admiral Shares—Net Assets
Applicable to 67,175,342 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	5,988,886
Net Asset Value Per Share—
Admiral Shares	$89.15

Signal Shares—Net Assets
Applicable to 127,557,232 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	3,588,741
Net Asset Value Per Share—
Signal Shares	$28.13

Amount
($000)
Institutional Shares—Net Assets
Applicable to 284,962,635 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	5,611,349
Net Asset Value Per Share—
Institutional Shares	$19.69

Institutional Plus Shares—Net Assets
Applicable to 34,940,023 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	3,393,253
Net Asset Value Per Share—
Institutional Plus Shares	$97.12

ETF Shares—Net Assets
Applicable to 45,021,354 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	3,241,016
Net Asset Value Per Share—
ETF Shares	$71.99

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $103,141,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.4%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $107,137,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
5 Securities with a value of $1,000,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Statement of Operations

Year Ended
December 31, 2011
($000)
Investment Income
Income
Dividends	373,464
Interest[1]	59
Security Lending	4,295
Total Income	377,818
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,890
Management and Administrative—Investor Shares	9,767
Management and Administrative—Admiral Shares	4,561
Management and Administrative—Signal Shares	2,179
Management and Administrative—Institutional Shares	2,594
Management and Administrative—Institutional Plus Shares	908
Management and Administrative—ETF Shares	2,099
Marketing and Distribution—Investor Shares	1,580
Marketing and Distribution—Admiral Shares	991
Marketing and Distribution—Signal Shares	947
Marketing and Distribution—Institutional Shares	2,032
Marketing and Distribution—Institutional Plus Shares	275
Marketing and Distribution—ETF Shares	991
Custodian Fees	584
Auditing Fees	34
Shareholders’ Reports—Investor Shares	160
Shareholders’ Reports—Admiral Shares	96
Shareholders’ Reports—Signal Shares	36
Shareholders’ Reports—Institutional Shares	137
Shareholders’ Reports—Institutional Plus Shares	17
Shareholders’ Reports—ETF Shares	106
Trustees’ Fees and Expenses	28
Total Expenses	32,012
Net Investment Income	345,806
Realized Net Gain (Loss)
Investment Securities Sold	2,826,286
Futures Contracts	(319)
Realized Net Gain (Loss)	2,825,967
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(3,704,597)
Futures Contracts	117
Change in Unrealized Appreciation (Depreciation)	(3,704,480)
Net Increase (Decrease) in Net Assets Resulting from Operations	(532,707)

1 Interest income from an affiliated company of the fund was $58,000.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	345,806	298,540
Realized Net Gain (Loss)	2,825,967	523,034
Change in Unrealized Appreciation (Depreciation)	(3,704,480)	4,336,792
Net Increase (Decrease) in Net Assets Resulting from Operations	(532,707)	5,158,366
Distributions
Net Investment Income
Investor Shares	(49,002)	(59,374)
Admiral Shares	(80,364)	(67,510)
Signal Shares	(48,089)	(34,170)
Institutional Shares	(76,730)	(96,109)
Institutional Plus Shares	(48,066)	(5,114)
ETF Shares	(43,959)	(39,719)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
ETF Shares	—	—
Total Distributions	(346,210)	(301,996)
Capital Share Transactions
Investor Shares	(1,341,194)	(2,655,777)
Admiral Shares	155,984	3,143,756
Signal Shares	918,741	(69,360)
Institutional Shares	(2,014,198)	302,287
Institutional Plus Shares	3,119,928	439,890
ETF Shares	(28,623)	556,238
Net Increase (Decrease) from Capital Share Transactions	810,638	1,717,034
Total Increase (Decrease)	(68,279)	6,573,404
Net Assets
Beginning of Period	26,059,632	19,486,228
End of Period[1]	25,991,353	26,059,632
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($27,655,000) and ($27,251,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$20.31	$16.36	$11.80	$20.70	$19.78
Investment Operations
Net Investment Income	. 233	. 214.171		. 224	. 269
Net Realized and Unrealized Gain (Loss)
on Investments	(. 661)	3.951	4.571	(8.894)	. 918
Total from Investment Operations	(. 428)	4.165	4.742	(8.670)	1.187
Distributions
Dividends from Net Investment Income	(. 232)	(. 215)	(.182)	(. 230)	(. 267)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 232)	(. 215)	(.182)	(. 230)	(. 267)
Net Asset Value, End of Period	$19.65	$20.31	$16.36	$11.80	$20.70

Total Return[1]	-2.11%	25.46%	40.22%	-41.82%	6.02%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,168	$5,602	$6,789	$4,652	$8,075
Ratio of Total Expenses to
Average Net Assets	0.24%	0.26%	0.27%	0.22%	0.21%
Ratio of Net Investment Income to
Average Net Assets	1.15%	1.25%	1.32%	1.36%	1.30%
Portfolio Turnover Rate[2]	22%	16%	21%	24%	19%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$92.17	$74.23	$53.49	$93.93	$89.73
Investment Operations
Net Investment Income	1.212	1.049	. 855	1.099	1.327
Net Realized and Unrealized Gain (Loss)
on Investments	(3.023)	17.946	20.782	(40.405)	4.188
Total from Investment Operations	(1.811)	18.995	21.637	(39.306)	5.515
Distributions
Dividends from Net Investment Income	(1.209)	(1.055)	(. 897)	(1.134)	(1.315)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.209)	(1.055)	(. 897)	(1.134)	(1.315)
Net Asset Value, End of Period	$89.15	$92.17	$74.23	$53.49	$93.93

Total Return	-1.97%	25.59%	40.48%	-41.78%	6.17%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,989	$6,036	$2,184	$1,601	$2,975
Ratio of Total Expenses to
Average Net Assets	0.10%	0.12%	0.14%	0.11%	0.10%
Ratio of Net Investment Income to
Average Net Assets	1.29%	1.39%	1.45%	1.47%	1.41%
Portfolio Turnover Rate[1]	22%	16%	21%	24%	19%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Financial Highlights

Signal Shares
					March 30,
					2007[1] to
For a Share Outstanding	Year Ended December 31,				Dec. 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$29.09	$23.43	$16.89	$29.66	$29.63
Investment Operations
Net Investment Income	. 382	. 341	. 271	. 349	. 300
Net Realized and Unrealized Gain (Loss)
on Investments	(. 961)	5.662	6.552	(12.759)	.138
Total from Investment Operations	(. 579)	6.003	6.823	(12.410)	. 438
Distributions
Dividends from Net Investment Income	(. 381)	(. 343)	(. 283)	(. 360)	(. 408)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 381)	(. 343)	(. 283)	(. 360)	(. 408)
Net Asset Value, End of Period	$28.13	$29.09	$23.43	$16.89	$29.66

Total Return	-1.99%	25.62%	40.43%	-41.78%	1.50%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,589	$2,831	$2,346	$1,609	$2,458
Ratio of Total Expenses to
Average Net Assets	0.10%	0.12%	0.14%	0.11%	0.10%[2]
Ratio of Net Investment Income to
Average Net Assets	1.29%	1.39%	1.45%	1.47%	1.41%[2]
Portfolio Turnover Rate [3]	22%	16%	21%	24%	19%

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$20.36	$16.40	$11.82	$20.76	$19.83
Investment Operations
Net Investment Income	. 271	. 247.197		. 250	. 300
Net Realized and Unrealized Gain (Loss)
on Investments	(. 669)	3.962	4.588	(8.933)	. 928
Total from Investment Operations	(. 398)	4.209	4.785	(8.683)	1.228
Distributions
Dividends from Net Investment Income	(. 272)	(. 249)	(. 205)	(. 257)	(. 298)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 272)	(. 249)	(. 205)	(. 257)	(. 298)
Net Asset Value, End of Period	$19.69	$20.36	$16.40	$11.82	$20.76

Total Return	-1.96%	25.67%	40.51%	-41.76%	6.22%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,611	$7,795	$5,960	$3,820	$6,162
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.08%	0.07%	0.07%
Ratio of Net Investment Income to
Average Net Assets	1.31%	1.43%	1.51%	1.51%	1.44%
Portfolio Turnover Rate[1]	22%	16%	21%	24%	19%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Financial Highlights

Institutional Plus Shares
	Year	Dec. 15,
	Ended	2010[1] to
	Dec. 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2011	2010
Net Asset Value, Beginning of Period	$100.40	$99.45
Investment Operations
Net Investment Income	1.358	. 079 [2]
Net Realized and Unrealized Gain (Loss) on Investments	(3.280)	2.078
Total from Investment Operations	(1.922)	2.157
Distributions
Dividends from Net Investment Income	(1.358)	(1.207)
Distributions from Realized Capital Gains	—	—
Total Distributions	(1.358)	(1.207)
Net Asset Value, End of Period	$97.12	$100.40

Total Return	-1.91%	2.17%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,393	$440
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%[3]
Ratio of Net Investment Income to Average Net Assets	1.33%	1.45% [3]
Portfolio Turnover Rate [4]	22%	16%

1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$74.42	$59.97	$43.21	$75.90	$72.48
Investment Operations
Net Investment Income	. 976	. 882	. 696	. 895	1.042
Net Realized and Unrealized Gain (Loss)
on Investments	(2.430)	14.454	16.794	(32.656)	3.403
Total from Investment Operations	(1.454)	15.336	17.490	(31.761)	4.445
Distributions
Dividends from Net Investment Income	(. 976)	(. 886)	(.730)	(. 929)	(1.025)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 976)	(. 886)	(.730)	(. 929)	(1.025)
Net Asset Value, End of Period	$71.99	$74.42	$59.97	$43.21	$75.90

Total Return	-1.96%	25.57%	40.49%	-41.79%	6.14%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,241	$3,356	$2,207	$1,113	$1,087
Ratio of Total Expenses to
Average Net Assets	0.10%	0.12%	0.14%	0.12%	0.13%
Ratio of Net Investment Income to
Average Net Assets	1.29%	1.39%	1.45%	1.46%	1.38%
Portfolio Turnover Rate[1]	22%	16%	21%	24%	19%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Notes to Financial Statements

Vanguard Mid-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers six classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, Institutional Plus Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Signal Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2008–2011), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

Mid-Cap Index Fund

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2011, the fund had contributed capital of $4,278,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 1.71% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of December 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	25,978,597	—	—
Temporary Cash Investments	122,125	1,000	—
Futures Contracts—Liabilities[1]	(53)	—	—
Total	26,100,669	1,000	—
1 Represents variation margin on the last day of the reporting period.

Mid-Cap Index Fund

D. At December 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P MidCap 400 Index	March 2012	155	13,598	166

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2011, the fund realized $1,142,995,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2011, the fund had $2,771,000 of ordinary income available for distribution. The fund had available capital loss carryforwards totaling $2,258,323,000 to offset future net capital gains of $1,696,225,000 through December 31, 2017, and $562,098,000 through December 31, 2018.

At December 31, 2011, the cost of investment securities for tax purposes was $24,694,667,000. Net unrealized appreciation of investment securities for tax purposes was $1,407,055,000, consisting of unrealized gains of $4,130,466,000 on securities that had risen in value since their purchase and $2,723,411,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended December 31, 2011, the fund purchased $9,774,554,000 of investment securities and sold $8,948,812,000 of investment securities, other than temporary cash investments.

Mid-Cap Index Fund

G. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2011		2010
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	1,146,320	55,156	1,743,914	98,135
Issued in Lieu of Cash Distributions	46,815	2,381	56,226	2,771
Redeemed	(2,534,329)	(121,277)	(4,455,917)	(239,889)
Net Increase (Decrease)—Investor Shares	(1,341,194)	(63,740)	(2,655,777)	(138,983)
Admiral Shares
Issued	990,434	10,647	3,454,685	39,996
Issued in Lieu of Cash Distributions	72,441	812	61,091	663
Redeemed	(906,891)	(9,768)	(372,020)	(4,597)
Net Increase (Decrease)—Admiral Shares	155,984	1,691	3,143,756	36,062
Signal Shares
Issued	2,021,498	67,642	891,891	34,656
Issued in Lieu of Cash Distributions	41,582	1,477	29,022	998
Redeemed	(1,144,339)	(38,895)	(990,273)	(38,445)
Net Increase (Decrease)—Signal Shares	918,741	30,224	(69,360)	(2,791)
Institutional Shares
Issued	2,201,275	106,208	2,012,186	112,232
Issued in Lieu of Cash Distributions	72,105	3,658	92,347	4,539
Redeemed	(4,287,578)	(207,796)	(1,802,246)	(97,229)
Net Increase (Decrease)—Institutional Shares	(2,014,198)	(97,930)	302,287	19,542
Institutional Plus Shares[1]
Issued	3,748,008	36,958	445,711	4,436
Issued in Lieu of Cash Distributions	48,066	495	5,114	51
Redeemed	(676,146)	(6,892)	(10,935)	(108)
Net Increase (Decrease)—Institutional Plus Shares	3,119,928	30,561	439,890	4,379
ETF Shares
Issued	2,791,801	36,623	2,719,879	40,797
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2,820,424)	(36,700)	(2,163,641)	(32,500)
Net Increase (Decrease)—ETF Shares	(28,623)	(77)	556,238	8,297
1 Inception was December 15, 2010, for Institutional Plus Shares.

H. In preparing the financial statements as of December 31, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Mid-Cap Growth Index Fund

Fund Profile
As of December 31, 2011

Share-Class Characteristics
	Investor	Admiral
	Shares	Shares	ETF Shares
Ticker Symbol	VMGIX	VMGMX	VOT
Expense Ratio[1]	0.26%	0.10%	0.12%
30-Day SEC Yield	0.33%	0.46%	0.47%

Portfolio Characteristics
		MSCI US	DJ
		Mid Cap	U.S. Total
		Growth	Market
	Fund	Index	Index
Number of Stocks	226	224	3,745
Median Market Cap	$6.8B	$6.8B	$31.3B
Price/Earnings Ratio	21.0x	21.0x	15.0x
Price/Book Ratio	3.5x	3.5x	2.1x
Return on Equity	18.7%	18.7%	19.0%
Earnings Growth Rate 13.4%		13.4%	7.1%
Dividend Yield	0.5%	0.5%	2.0%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	41%	—	—
Short-Term Reserves	0.0%	—	—

Volatility Measures
		DJ
	MSCI US	U.S. Total
	Mid Cap	Market
	Growth Index	Index
R-Squared	1.00	0.92
Beta	1.00	1.05

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Alexion Pharmaceuticals
Inc.	Biotechnology	1.3%
FMC Technologies Inc.	Oil & Gas
	Equipment &
	Services	1.2
Fastenal Co.	Trading Companies
	& Distributors	1.2
WW Grainger Inc.	Trading Companies
	& Distributors	1.1
Ross Stores Inc.	Apparel Retail	1.1
Motorola Mobility	Communications
Holdings Inc.	Equipment	1.0
O'Reilly Automotive Inc.	Automotive Retail	1.0
Chipotle Mexican Grill
Inc. Class A	Restaurants	1.0
Liberty Global Inc.	Cable & Satellite	1.0
Whole Foods Market
Inc.	Food Retail	1.0
Top Ten		10.9%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated September 27, 2011, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2011, the expense ratios were 0.24% for Investor Shares, 0.10% for Admiral Shares (annualized since inception), and 0.10% for ETF Shares.

Mid-Cap Growth Index Fund

Sector Diversification (% of equity exposure)
		MSCI US	DJ
		Mid Cap	U.S. Total
		Growth	Market
	Fund	Index	Index
Consumer
Discretionary	22.5%	22.5%	12.2%
Consumer Staples	3.4	3.4	10.6
Energy	13.1	13.0	10.8
Financials	5.1	5.1	15.0
Health Care	15.7	15.7	11.4
Industrials	14.2	14.2	11.1
Information
Technology	19.2	19.2	18.7
Materials	5.4	5.4	4.1
Telecommunication
Services	1.2	1.2	2.5
Utilities	0.2	0.3	3.6

Investment Focus

Mid-Cap Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: August 24, 2006, Through December 31, 2011
Initial Investment of $10,000

		Average Annual Total Returns
	Periods Ended December 31, 2011
			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(8/24/2006)	Investment
Mid-Cap Growth Index Fund Investor
Shares	-3.84%	1.87%	3.45%	$11,992
Dow Jones U.S. Total Stock Market
Index	0.52	0.28	2.23	11,252

MSCI US Mid Cap Growth Index	-3.61	2.06	3.63	12,105
Mid-Cap Growth Funds Average	-4.48	1.69	3.48	12,008

Mid-Cap Growth Funds Average: Derived from data provided by Lipper Inc.
"Since Inception" performance is calculated from the Investor Shares’ inception date for both the fund and its comparative standards.

	Total Returns
	Period Ended December 31, 2011
	Since	Final Value
	Inception	of a $10,000
	(9/27/2011)	Investment
Mid-Cap Growth Index Fund Admiral Shares	3.05%	$10,305
Dow Jones U.S. Total Stock Market Index	7.43	10,743
MSCI US Mid Cap Growth Index	3.10	10,310
"Since Inception" performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standards.

See Financial Highlights for dividend and capital gains information.

Mid-Cap Growth Index Fund

			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(8/17/2006)	Investment
Mid-Cap Growth Index Fund
ETF Shares Net Asset Value	-3.70%	2.02%	3.31%	$11,910
Dow Jones U.S. Total Stock Market Index	0.52	0.28	2.15	11,209
MSCI US Mid Cap Growth Index	-3.61	2.06	3.34	11,933
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares:August 17, 2006 , Through December 31, 2011
			Since
	One	Five	Inception
	Year	Years	(8/17/2006)
Mid-Cap Growth Index Fund
ETF Shares Market Price	-3.80%	10.38%	19.05%
Mid-Cap Growth Index Fund
ETF Shares Net Asset Value	-3.70	10.50	19.10
MSCI US Mid Cap Growth Index	-3.61	10.71	19.33
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Fiscal-Year Total Returns (%): August 24, 2006, Through December 31, 2011

Mid-Cap Growth Index Fund

Financial Statements

Statement of Net Assets
As of December 31, 2011

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (22.5%)
	Ross Stores Inc.	471,208	22,397
*	O’Reilly Automotive Inc.	273,769	21,888
*	Chipotle Mexican Grill Inc.
	Class A	63,126	21,320
	Limited Brands Inc.	510,829	20,612
*	Dollar Tree Inc.	245,707	20,421
	Starwood Hotels &
	Resorts Worldwide Inc.	393,647	18,883
	Harley-Davidson Inc.	476,074	18,505
	Tiffany & Co.	243,590	16,140
*	BorgWarner Inc.	220,678	14,066
	Family Dollar Stores Inc.	242,129	13,961
*	CarMax Inc.	455,808	13,893
*	Sirius XM Radio Inc.	7,558,995	13,757
*	Apollo Group Inc. Class A	248,926	13,410
*	Liberty Global Inc. Class A	288,950	11,856
	PetSmart Inc.	227,083	11,647
	Advance Auto Parts Inc.	148,562	10,344
	Tractor Supply Co.	143,833	10,090
*	Lululemon Athletica Inc.	202,051	9,428
*	Liberty Global Inc.	238,148	9,412
	PVH Corp.	122,262	8,618
*	Fossil Inc.	108,026	8,573
	Abercrombie & Fitch Co.	175,069	8,550
	Gentex Corp.	288,251	8,529
*	LKQ Corp.	280,161	8,427
	Virgin Media Inc.	390,812	8,356
	Scripps Networks
	Interactive Inc. Class A	179,713	7,623
	Polaris Industries Inc.	132,323	7,407
*	Netflix Inc.	105,972	7,343
*	Tempur-Pedic International
	Inc.	135,047	7,094
	Dick’s Sporting Goods Inc.	192,275	7,091
*	Urban Outfitters Inc.	253,807	6,995
	Tupperware Brands Corp.	122,091	6,833

			Market
			Value
		Shares	($000)
*	Ulta Salon Cosmetics &
	Fragrance Inc.	98,912	6,421
	Cablevision Systems Corp.
	Class A	418,475	5,951
*	Deckers Outdoor Corp.	77,605	5,865
	Expedia Inc.	200,404	5,816
*	Under Armour Inc. Class A	76,073	5,461
*	TripAdvisor Inc.	200,304	5,050
*	Charter Communications
	Inc. Class A	88,669	5,049
	DeVry Inc.	131,029	5,039
	Weight Watchers
	International Inc.	66,644	3,666
	International Game
	Technology	210,506	3,621
*	Goodyear Tire & Rubber
	Co.	246,190	3,488
	Interpublic Group of Cos.
	Inc.	337,472	3,284
*	AutoNation Inc.	88,087	3,248
*	Dunkin’ Brands Group Inc.	108,891	2,720
	Hasbro Inc.	85,282	2,720
	Harman International
	Industries Inc.	70,461	2,680
*	NVR Inc.	3,740	2,566
	Williams-Sonoma Inc.	66,260	2,551
*	ITT Educational Services Inc.	40,760	2,319
*	Lamar Advertising Co.
	Class A	81,401	2,239
	Washington Post Co.
	Class B	5,059	1,906
*	Hyatt Hotels Corp. Class A	44,943	1,692
*	Clear Channel Outdoor
	Holdings Inc. Class A	39,392	494
			477,315
Consumer Staples (3.4%)
	Whole Foods Market Inc.	303,260	21,101
*	Hansen Natural Corp.	151,678	13,976
	Herbalife Ltd.	238,322	12,314

Mid-Cap Growth Index Fund

			Market
			Value
		Shares	($000)
*	Green Mountain Coffee
	Roasters Inc.	262,109	11,755
*	Energizer Holdings Inc.	138,507	10,731
	Hormel Foods Corp.	103,649	3,036
			72,913
Energy (13.1%)
*	FMC Technologies Inc.	483,740	25,266
	Range Resources Corp.	324,302	20,087
	Pioneer Natural Resources
	Co.	211,657	18,939
*	Concho Resources Inc.	198,254	18,586
	Consol Energy Inc.	456,612	16,758
	Cabot Oil & Gas Corp.	210,505	15,977
	EQT Corp.	285,998	15,670
	Helmerich & Payne Inc.	215,618	12,583
*	Denbury Resources Inc.	810,628	12,241
*	Whiting Petroleum Corp.	236,446	11,040
	Core Laboratories NV	93,846	10,694
	QEP Resources Inc.	356,398	10,442
	Oceaneering International
	Inc.	218,529	10,081
	Sunoco Inc.	243,934	10,006
	HollyFrontier Corp.	421,021	9,852
	SM Energy Co.	128,344	9,382
*	Ultra Petroleum Corp.	308,051	9,128
*	Dresser-Rand Group Inc.	158,442	7,908
*	Kinder Morgan
	Management LLC	87,762	6,891
*	Plains Exploration &
	Production Co.	184,684	6,782
*	SandRidge Energy Inc.	748,146	6,105
*	Continental Resources Inc.	90,952	6,067
*	Cobalt International Energy
	Inc.	237,060	3,679
	EXCO Resources Inc.	259,560	2,712
*	WPX Energy Inc.	58,523	1,063
			277,939
Financials (5.1%)
*	IntercontinentalExchange
	Inc.	147,921	17,832
*	Arch Capital Group Ltd.	268,310	9,989
*	CBRE Group Inc. Class A	589,253	8,968
*	MSCI Inc. Class A	242,746	7,994
	Host Hotels & Resorts Inc.	497,697	7,351
	Federal Realty Investment
	Trust	63,202	5,736
	Eaton Vance Corp.	238,173	5,630
	Brown & Brown Inc.	244,868	5,541
	SEI Investments Co.	294,351	5,107
	Moody’s Corp.	145,216	4,891
	CBOE Holdings Inc.	182,374	4,716
	Digital Realty Trust Inc.	70,110	4,674
*	Affiliated Managers Group
	Inc.	36,703	3,522

			Market
			Value
		Shares	($000)
	Jones Lang LaSalle Inc.	56,841	3,482
	Essex Property Trust Inc.	23,842	3,350
	Leucadia National Corp.	146,572	3,333
*	First Republic Bank	76,049	2,328
	Erie Indemnity Co. Class A	29,449	2,302
*	TFS Financial Corp.	186,341	1,670
			108,416
Health Care (15.7%)
*	Alexion Pharmaceuticals
	Inc.	371,570	26,567
	AmerisourceBergen Corp.
	Class A	542,296	20,168
*	Mylan Inc.	858,467	18,423
*	Cerner Corp.	289,410	17,726
*	Laboratory Corp. of
	America Holdings	203,949	17,534
	Perrigo Co.	168,234	16,369
*	Edwards Lifesciences Corp.	231,451	16,364
*	Varian Medical Systems Inc.	236,085	15,848
	CR Bard Inc.	174,479	14,918
*	DaVita Inc.	188,144	14,263
*	Life Technologies Corp.	363,426	14,141
*	Vertex Pharmaceuticals Inc.	419,203	13,922
*	Waters Corp.	183,994	13,625
*	Henry Schein Inc.	186,178	11,995
	DENTSPLY International Inc.	284,643	9,960
*	Mettler-Toledo International
	Inc.	64,169	9,478
*	IDEXX Laboratories Inc.	114,487	8,811
*	Pharmasset Inc.	68,286	8,754
*	Regeneron Pharmaceuticals
	Inc.	144,271	7,997
*	ResMed Inc.	305,152	7,751
*	Illumina Inc.	250,586	7,638
*	Allscripts Healthcare
	Solutions Inc.	378,480	7,168
*	Gen-Probe Inc.	97,067	5,739
*	CareFusion Corp.	225,170	5,722
	Patterson Cos. Inc.	193,449	5,711
*	Covance Inc.	122,361	5,594
*	Warner Chilcott plc Class A	281,647	4,261
*	Bio-Rad Laboratories Inc.
	Class A	39,192	3,764
*	Human Genome Sciences
	Inc.	384,195	2,839
			333,050
Industrials (14.2%)
	Fastenal Co.	564,613	24,623
	WW Grainger Inc.	119,681	22,403
	Roper Industries Inc.	193,547	16,813
	Joy Global Inc.	211,546	15,860
*	Kansas City Southern	221,110	15,038
	AMETEK Inc.	325,263	13,694
*	Stericycle Inc.	164,680	12,832

Mid-Cap Growth Index Fund

			Market
			Value
		Shares	($000)
	Iron Mountain Inc.	368,180	11,340
*	Jacobs Engineering Group
	Inc.	256,863	10,423
*	Verisk Analytics Inc.
	Class A	257,822	10,346
	Textron Inc.	558,573	10,328
	Donaldson Co. Inc.	144,521	9,839
*	TransDigm Group Inc.	95,956	9,181
	Xylem Inc.	352,197	9,048
	JB Hunt Transport Services
	Inc.	193,741	8,732
*	AGCO Corp.	194,406	8,354
	Gardner Denver Inc.	105,375	8,120
*	BE Aerospace Inc.	197,313	7,638
	Dun & Bradstreet Corp.	99,088	7,415
*	IHS Inc. Class A	84,947	7,319
	Waste Connections Inc.	216,374	7,171
	MSC Industrial Direct Co.
	Inc. Class A	95,754	6,851
	Pall Corp.	117,210	6,698
*	Copart Inc.	117,804	5,642
*	Babcock & Wilcox Co.	225,524	5,444
*	Nielsen Holdings NV	180,758	5,367
*	Navistar International Corp.	139,268	5,275
*	Sensata Technologies
	Holding NV	177,244	4,658
*	Foster Wheeler AG	242,572	4,643
	Robert Half International Inc.	138,703	3,947
	Flowserve Corp.	39,219	3,895
	Masco Corp.	253,778	2,660
			301,597
Information Technology (19.2%)
*	Motorola Mobility Holdings
	Inc.	570,173	22,123
*	F5 Networks Inc.	162,636	17,259
	Xilinx Inc.	533,994	17,120
*	Fiserv Inc.	285,129	16,748
*	Teradata Corp.	338,883	16,439
*	Red Hat Inc.	388,686	16,049
	Amphenol Corp. Class A	342,299	15,537
*	Autodesk Inc.	460,961	13,981
	Linear Technology Corp.	458,939	13,782
*	Electronic Arts Inc.	664,744	13,694
	Avago Technologies Ltd.	445,691	12,863
*	Nuance Communications
	Inc.	492,476	12,391
*	Akamai Technologies Inc.	371,274	11,985
*	SanDisk Corp.	240,826	11,851
*	BMC Software Inc.	353,584	11,591
	VeriSign Inc.	318,310	11,370
*	Trimble Navigation Ltd.	247,289	10,732
*	Alliance Data Systems Corp.	102,508	10,644
*	ANSYS Inc.	185,762	10,640
*	Equinix Inc.	94,747	9,607
*	Rackspace Hosting Inc.	210,063	9,035

			Market
			Value
		Shares	($000)
*	NVIDIA Corp.	607,939	8,426
	FLIR Systems Inc.	321,632	8,063
*	TIBCO Software Inc.	335,294	8,017
*	Informatica Corp.	214,842	7,934
	Global Payments Inc.	161,716	7,662
	Factset Research Systems
	Inc.	87,717	7,656
*	Atmel Corp.	937,612	7,595
*	MICROS Systems Inc.	162,807	7,584
*	VeriFone Systems Inc.	209,011	7,424
*	Riverbed Technology Inc.	297,542	6,992
	Solera Holdings Inc.	142,684	6,355
*	Skyworks Solutions Inc.	375,428	6,089
*	Polycom Inc.	356,514	5,811
*	Rovi Corp.	224,184	5,510
*	Cree Inc.	221,557	4,883
*	Acme Packet Inc.	113,900	3,521
*	Dolby Laboratories Inc.
	Class A	106,059	3,236
*	Lam Research Corp.	87,272	3,231
*	Flextronics International Ltd.	515,904	2,920
^,*	First Solar Inc.	73,425	2,479
*	Freescale Semiconductor
	Holdings I Ltd.	98,862	1,251
			408,080
Materials (5.4%)
	Sherwin-Williams Co.	181,983	16,246
	Sigma-Aldrich Corp.	245,891	15,358
	Celanese Corp. Class A	314,875	13,940
	FMC Corp.	144,354	12,420
	Ball Corp.	312,851	11,172
*	Crown Holdings Inc.	304,367	10,221
	Albemarle Corp.	175,444	9,037
	CF Industries Holdings Inc.	50,553	7,329
	Cliffs Natural Resources Inc.	102,958	6,419
	Walter Energy Inc.	81,787	4,953
	Scotts Miracle-Gro Co.
	Class A	88,611	4,137
^,*	Molycorp Inc.	118,314	2,837
	Ecolab Inc.	1,712	99
			114,168
Telecommunication Services (1.2%)
*	SBA Communications Corp.
	Class A	224,494	9,644
*	NII Holdings Inc.	344,596	7,340
*	MetroPCS Communications
	Inc.	510,780	4,433
*	Level 3 Communications
	Inc.	199,754	3,394
			24,811
Utilities (0.2%)
*	Calpine Corp.	324,162	5,294
Total Common Stocks
(Cost $2,095,988)			2,123,583

Mid-Cap Growth Index Fund

		Market
		Value
	Shares	($000)
Temporary Cash Investment (0.2%)
Money Market Fund (0.2%)
[1,2] Vanguard Market
Liquidity Fund, 0.110%
(Cost $3,742)	3,741,755	3,742
Total Investments (100.2%)
(Cost $2,099,730)		2,127,325
Other Assets and Liabilities (-0.2%)
Other Assets		5,641
Liabilities[2]		(9,928)
		(4,287)
Net Assets (100%)		2,123,038

At December 31, 2011, net assets consisted of:
Amount
($000)
Paid-in Capital	2,409,913
Overdistributed Net Investment Income	(1,469)
Accumulated Net Realized Losses	(313,001)
Unrealized Appreciation (Depreciation)	27,595
Net Assets	2,123,038

Investor Shares—Net Assets
Applicable to 21,454,767 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	502,765
Net Asset Value Per Share—
Investor Shares	$23.43

Admiral Shares—Net Assets
Applicable to 20,451,893 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	524,789
Net Asset Value Per Share—
Admiral Shares	$25.66

ETF Shares—Net Assets
Applicable to 18,378,014 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,095,484
Net Asset Value Per Share—
ETF Shares	$59.61

See Note A in Notes to Financial Statements.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $2,842,000.
* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $2,852,000 of collateral received for securities on loan.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Statement of Operations

Year Ended
December 31, 2011
($000)
Investment Income
Income
Dividends	13,030
Interest[1]	7
Security Lending	366
Total Income	13,403
Expenses
The Vanguard Group—Note B
Investment Advisory Services	247
Management and Administrative—Investor Shares	1,980
Management and Administrative—Admiral Shares	55
Management and Administrative—ETF Shares	616
Marketing and Distribution—Investor Shares	281
Marketing and Distribution—Admiral Shares	—
Marketing and Distribution—ETF Shares	337
Custodian Fees	80
Auditing Fees	28
Shareholders’ Reports—Investor Shares	36
Shareholders’ Reports—Admiral Shares	—
Shareholders’ Reports—ETF Shares	57
Trustees’ Fees and Expenses	2
Total Expenses	3,719
Net Investment Income	9,684
Realized Net Gain (Loss) on Investment Securities Sold	272,301
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(383,998)
Net Increase (Decrease) in Net Assets Resulting from Operations	(102,013)
1 Interest income from an affiliated company of the fund was $7,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	9,684	9,055
Realized Net Gain (Loss)	272,301	51,868
Change in Unrealized Appreciation (Depreciation)	(383,998)	326,737
Net Increase (Decrease) in Net Assets Resulting from Operations	(102,013)	387,660
Distributions
Net Investment Income
Investor Shares	(1,969)	(3,888)
Admiral Shares	(2,103)	—
ETF Shares	(5,864)	(5,293)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
ETF Shares	—	—
Total Distributions	(9,936)	(9,181)
Capital Share Transactions
Investor Shares	(410,088)	233,465
Admiral Shares	529,290	—
ETF Shares	128,191	184,112
Net Increase (Decrease) from Capital Share Transactions	247,393	417,577
Total Increase (Decrease)	135,444	796,056
Net Assets
Beginning of Period	1,987,594	1,191,538
End of Period[1]	2,123,038	1,987,594
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($1,469,000) and ($1,217,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$24.46	$19.05	$13.43	$25.50	$21.78
Investment Operations
Net Investment Income	. 087	.104[1]	.084	.059	.081[2]
Net Realized and Unrealized Gain (Loss)
on Investments	(1.027)	5.408	5.629	(12.065)	3.686
Total from Investment Operations	(. 940)	5.512	5.713	(12.006)	3.767
Distributions
Dividends from Net Investment Income	(. 090)	(.102)	(. 093)	(. 064)	(. 047)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 090)	(.102)	(. 093)	(. 064)	(. 047)
Net Asset Value, End of Period	$23.43	$24.46	$19.05	$13.43	$25.50

Total Return[3]	-3.84%	28.93%	42.54%	-47.07%	17.30%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$503	$958	$546	$275	$389
Ratio of Total Expenses to
Average Net Assets	0.24%	0.26%	0.30%	0.25%	0.24%
Ratio of Net Investment Income to
Average Net Assets	0.35%	0.57%[1]	0.55%	0.37%	0.33%
Portfolio Turnover Rate [4]	41%	38%	43%	54%	56%

1 Net investment income per share and the ratio of net investment income to average net assets include $0.011 and 0.06%, respectively, resulting from a special dividend from VeriSign Inc. in December 2010.
2 Calculated based on average shares outstanding.
3 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Financial Highlights

Admiral Shares
September 27, 2011[1] to
For a Share Outstanding Throughout the Period	December 31, 2011
Net Asset Value, Beginning of Period	$25.00
Investment Operations
Net Investment Income	.027
Net Realized and Unrealized Gain (Loss) on Investments	0.736
Total from Investment Operations	0.763
Distributions
Dividends from Net Investment Income	(.103)
Distributions from Realized Capital Gains	—
Total Distributions	(.103)
Net Asset Value, End of Period	$25.66

Total Return	3.05%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$525
Ratio of Total Expenses to Average Net Assets	0.10%[2]
Ratio of Net Investment Income to Average Net Assets	0.49%[2]
Portfolio Turnover Rate [3]	41%

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$62.23	$48.45	$34.12	$64.85	$55.35
Investment Operations
Net Investment Income	. 316	. 326[1]	.267	.214	.275[2]
Net Realized and Unrealized Gain (Loss)
on Investments	(2.617)	13.776	14.353	(30.717)	9.378
Total from Investment Operations	(2.301)	14.102	14.620	(30.503)	9.653
Distributions
Dividends from Net Investment Income	(. 319)	(. 322)	(. 290)	(. 227)	(.153)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 319)	(. 322)	(. 290)	(. 227)	(.153)
Net Asset Value, End of Period	$59.61	$62.23	$48.45	$34.12	$64.85

Total Return	-3.70%	29.11%	42.85%	-47.02%	17.44%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,095	$1,030	$646	$413	$377
Ratio of Total Expenses to
Average Net Assets	0.10%	0.12%	0.14%	0.12%	0.13%
Ratio of Net Investment Income to
Average Net Assets	0.49%	0.71%[1]	0.71%	0.50%	0.44%
Portfolio Turnover Rate [3]	41%	38%	43%	54%	56%

1 Net investment income per share and the ratio of net investment income to average net assets include $0.028 and 0.06%, respectively, resulting from a special dividend from VeriSign Inc. in December 2010.
2 Calculated based on average shares outstanding.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Notes to Financial Statements

Vanguard Mid-Cap Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Admiral Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria. Admiral Shares were first issued on September 27, 2011. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2008–2011), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

5. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in

Mid-Cap Growth Index Fund

capital contributions to Vanguard. At December 31, 2011, the fund had contributed capital of $356,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.14% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At December 31, 2011, 100% of the market value of the fund’s investments was based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2011, the fund realized $169,218,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2011, the fund had $119,000 of ordinary income available for distribution. The fund had available capital loss carryforwards totaling $286,740,000 to offset future net capital gains of $203,722,000 through December 31, 2017, and $83,018,000 through December 31, 2018. In addition, the fund realized losses of $26,046,000 during the period from November 1, 2011, through December 31, 2011, which are deferred and will be treated as realized for tax purposes in fiscal 2012.

At December 31, 2011, the cost of investment securities for tax purposes was $2,099,945,000. Net unrealized appreciation of investment securities for tax purposes was $27,380,000, consisting of unrealized gains of $239,377,000 on securities that had risen in value since their purchase and $211,997,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended December 31, 2011, the fund purchased $1,749,941,000 of investment securities and sold $1,500,703,000 of investment securities, other than temporary cash investments.

Mid-Cap Growth Index Fund

F. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2011		2010
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	462,807	18,463	414,672	19,377
Issued in Lieu of Cash Distributions	1,880	80	3,641	148
Redeemed	(874,775)	(36,253)	(184,848)	(9,015)
Net Increase (Decrease)—Investor Shares	(410,088)	(17,710)	233,465	10,510
Admiral Shares[1]
Issued	550,971	21,302	—	—
Issued in Lieu of Cash Distributions	1,910	74	—	—
Redeemed	(23,591)	(924)	—	—
Net Increase (Decrease)—Admiral Shares	529,290	20,452	—	—
ETF Shares
Issued	714,408	10,935	579,606	10,619
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(586,217)	(9,100)	(395,494)	(7,400)
Net Increase (Decrease)—ETF Shares	128,191	1,835	184,112	3,219
1 Inception was September 27, 2011, for Admiral Shares.

G. In preparing the financial statements as of December 31, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Mid-Cap Value Index Fund

Fund Profile
As of December 31, 2011

Share-Class Characteristics
	Investor	Admiral
	Shares	Shares	ETF Shares
Ticker Symbol	VMVIX	VMVAX	VOE
Expense Ratio[1]	0.26%	0.10%	0.12%
30-Day SEC Yield	2.24%	2.38%	2.38%

Portfolio Characteristics
			DJ
		MSCI US	U.S. Total
		Mid Cap	Market
	Fund	Value Index	Index
Number of Stocks	265	264	3,745
Median Market Cap	$5.1B	$5.1B	$31.3B
Price/Earnings Ratio	15.6x	15.6x	15.0x
Price/Book Ratio	1.4x	1.4x	2.1x
Return on Equity	10.8%	10.8%	19.0%
Earnings Growth Rate	-1.3%	-1.3%	7.1%
Dividend Yield	2.4%	2.4%	2.0%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	41%	—	—
Short-Term Reserves	0.6%	—	—

Volatility Measures
		DJ
	MSCI US	U.S. Total
	Mid Cap	Market
	Value Index	Index
R-Squared	1.00	0.96
Beta	1.00	1.14

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Humana Inc.	Managed Health
	Care	1.3%
AvalonBay Communities
Inc.	Residential REITs	1.1
Health Care REIT Inc.	Specialized REITs	0.9
Genuine Parts Co.	Distributors	0.9
Mattel Inc.	Leisure Products	0.8
Liberty Interactive Corp.	Broadcasting	0.8
DTE Energy Co.	Multi-Utilities	0.8
JM Smucker Co.	Packaged Foods &
	Meats	0.8
Cooper Industries plc	Electrical
	Components &
	Equipment	0.8
Dr Pepper Snapple
Group Inc.	Soft Drinks	0.8
Top Ten		9.0%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated September 27, 2011, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2011, the expense ratios were 0.24% for Investor Shares, 0.10% for Admiral Shares (annualized since inception), and 0.10% for ETF Shares.

Mid-Cap Value Index Fund

Sector Diversification (% of equity exposure)
		MSCI US	DJ
		Mid Cap	U.S. Total
		Value	Market
	Fund	Index	Index
Consumer
Discretionary	12.8%	12.8%	12.2%
Consumer Staples	7.6	7.6	10.6
Energy	4.5	4.4	10.8
Financials	27.6	27.7	15.0
Health Care	5.5	5.5	11.4
Industrials	9.6	9.6	11.1
Information
Technology	10.3	10.3	18.7
Materials	8.0	8.0	4.1
Telecommunication
Services	1.4	1.4	2.5
Utilities	12.7	12.7	3.6

Investment Focus

Mid-Cap Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: August 24, 2006, Through December 31, 2011
Initial Investment of $10,000

		Average Annual Total Returns
	Periods Ended December 31, 2011
			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(8/24/2006)	Investment
Mid-Cap Value Index Fund Investor
Shares	-0.44%	0.19%	2.39%	$11,349
Dow Jones U.S. Total Stock Market
Index	0.52	0.28	2.23	11,252

MSCI US Mid Cap Value Index	-0.24	0.36	2.57	11,454
Mid-Cap Value Funds Average	-4.70	-0.16	1.92	11,070

Mid-Cap Value Funds Average: Derived from data provided by Lipper Inc.
"Since Inception" performance is calculated from the Investor Shares’ inception date for both the fund and its comparative standards.

	Total Returns
	Period Ended December 31, 2011
	Since	Final Value
	Inception	of a $10,000
	(9/27/2011)	Investment
Mid-Cap Value Index Fund Admiral Shares	9.29%	$10,929
Dow Jones U.S. Total Stock Market Index	7.43	10,743
MSCI US Mid Cap Value Index	9.30	10,930
"Since Inception" performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standards.

See Financial Highlights for dividend and capital gains information.

Mid-Cap Value Index Fund

		Average Annual Total Returns
	Periods Ended December 31, 2011
			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(8/17/2006)	Investment
Mid-Cap Value Index Fund
ETF Shares Net Asset Value	-0.32%	0.33%	2.41%	$11,367
Dow Jones U.S. Total Stock Market Index	0.52	0.28	2.15	11,209
MSCI US Mid Cap Value Index	-0.24	0.36	2.45	11,391
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares:August 17, 2006 , Through December 31, 2011
			Since
	One	Five	Inception
	Year	Years	(8/17/2006)
Mid-Cap Value Index Fund
ETF Shares Market Price	-0.34%	1.62%	13.71%
Mid-Cap Value Index Fund
ETF Shares Net Asset Value	-0.32	1.64	13.67
MSCI US Mid Cap Value Index	-0.24	1.80	13.91
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Fiscal-Year Total Returns (%): August 24, 2006, Through December 31, 2011

Mid-Cap Value Index Fund

Financial Statements

Statement of Net Assets
As of December 31, 2011

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (12.8%)
	Genuine Parts Co.	210,677	12,894
	Mattel Inc.	460,930	12,795
*	Liberty Interactive Corp.
	Class A	769,818	12,483
	Nordstrom Inc.	230,279	11,447
	Wyndham Worldwide Corp.	220,761	8,351
	Darden Restaurants Inc.	180,874	8,244
	JC Penney Co. Inc.	215,235	7,566
	H&R Block Inc.	411,370	6,718
	Autoliv Inc.	120,100	6,424
	Newell Rubbermaid Inc.	392,072	6,332
	Garmin Ltd.	156,680	6,237
	Lear Corp.	139,751	5,562
	Whirlpool Corp.	102,818	4,879
	DR Horton Inc.	382,667	4,825
*	MGM Resorts International	460,139	4,799
	Royal Caribbean Cruises
	Ltd.	189,829	4,702
*	Mohawk Industries Inc.	78,519	4,699
*	TRW Automotive Holdings
	Corp.	141,494	4,613
*	GameStop Corp. Class A	190,290	4,592
	International Game
	Technology	261,061	4,490
	Leggett & Platt Inc.	190,521	4,390
	Gannett Co. Inc.	323,914	4,331
*	Toll Brothers Inc.	203,778	4,161
	Lennar Corp. Class A	209,508	4,117
	Interpublic Group of Cos.
	Inc.	418,504	4,072
	American Eagle Outfitters
	Inc.	236,048	3,609
	Hasbro Inc.	105,799	3,374
*	NVR Inc.	4,644	3,186
	Williams-Sonoma Inc.	81,701	3,146
	Virgin Media Inc.	139,640	2,986
*	PulteGroup Inc.	460,446	2,905

			Market
			Value
		Shares	($000)
	Guess? Inc.	86,597	2,582
*	Goodyear Tire & Rubber Co.	164,180	2,326
	Harman International
	Industries Inc.	46,949	1,786
	Washington Post Co.
	Class B	3,393	1,279
*	Hyatt Hotels Corp. Class A	30,125	1,134
*	Lamar Advertising Co.
	Class A	29,470	810
*	Clear Channel Outdoor
	Holdings Inc. Class A	26,128	328
			193,174
Consumer Staples (7.6%)
	JM Smucker Co.	153,728	12,017
	Dr Pepper Snapple Group
	Inc.	291,618	11,513
	Bunge Ltd.	198,112	11,332
	Coca-Cola Enterprises Inc.	428,774	11,054
	Safeway Inc.	470,825	9,906
	Beam Inc.	186,834	9,571
	Church & Dwight Co. Inc.	192,898	8,827
	Tyson Foods Inc. Class A	410,291	8,468
	McCormick & Co. Inc.	161,138	8,125
*	Ralcorp Holdings Inc.	74,031	6,330
*	Constellation Brands Inc.
	Class A	256,771	5,307
*	Smithfield Foods Inc.	199,865	4,853
	Hormel Foods Corp.	128,598	3,767
*	Dean Foods Co.	245,398	2,748
			113,818
Energy (4.5%)
	Cimarex Energy Co.	114,967	7,116
*	Newfield Exploration Co.	180,961	6,828
	Southern Union Co.	159,279	6,707
*	Nabors Industries Ltd.	386,778	6,707
*	Alpha Natural Resources
	Inc.	304,677	6,225
*	Rowan Cos. Inc.	171,498	5,202
	Energen Corp.	96,856	4,843

Mid-Cap Value Index Fund

			Market
			Value
		Shares	($000)
*	Kinder Morgan
	Management LLC	58,408	4,586
*	Tesoro Corp.	193,574	4,522
	Patterson-UTI Energy Inc.	209,476	4,185
	Arch Coal Inc.	285,254	4,139
*	McDermott International
	Inc.	315,805	3,635
*	Plains Exploration &
	Production Co.	65,940	2,421
			67,116
Financials (27.6%)
	AvalonBay Communities
	Inc.	126,397	16,507
	Health Care REIT Inc.	255,035	13,907
	KeyCorp	1,281,790	9,857
	SLM Corp.	691,293	9,263
	NYSE Euronext	352,188	9,192
	Host Hotels & Resorts Inc.	617,000	9,113
	Macerich Co.	177,315	8,972
*	CIT Group Inc.	256,146	8,932
	Kimco Realty Corp.	547,488	8,891
	Unum Group	408,208	8,601
	Willis Group Holdings plc	220,975	8,574
	American Capital Agency
	Corp.	296,795	8,334
	Lincoln National Corp.	414,828	8,056
	Plum Creek Timber Co. Inc.	217,745	7,961
	XL Group plc Class A	400,698	7,922
	SL Green Realty Corp.	114,801	7,650
	UDR Inc.	294,750	7,398
	Rayonier Inc.	163,726	7,307
	Regions Financial Corp.	1,693,377	7,282
	New York Community
	Bancorp Inc.	588,492	7,280
	Comerica Inc.	270,347	6,975
	People’s United Financial
	Inc.	506,470	6,508
	Huntington Bancshares
	Inc.	1,161,377	6,376
	Cincinnati Financial Corp.	208,545	6,352
	Realty Income Corp.	179,060	6,260
	Everest Re Group Ltd.	72,965	6,136
	Torchmark Corp.	141,254	6,129
	Moody’s Corp.	179,756	6,054
	Camden Property Trust	95,785	5,962
	Digital Realty Trust Inc.	86,908	5,794
	Alexandria Real Estate
	Equities Inc.	83,339	5,748
	PartnerRe Ltd.	86,596	5,560
	WR Berkley Corp.	160,245	5,511
	Axis Capital Holdings Ltd.	165,203	5,280
	Assurant Inc.	126,958	5,213
	Reinsurance Group of
	America Inc. Class A	99,691	5,209

			Market
			Value
		Shares	($000)
	RenaissanceRe Holdings
	Ltd.	69,522	5,170
*	Markel Corp.	12,394	5,139
	Liberty Property Trust	155,591	4,805
	Transatlantic Holdings Inc.	83,935	4,594
	Fidelity National Financial
	Inc. Class A	285,697	4,551
	Regency Centers Corp.	120,961	4,551
	Legg Mason Inc.	188,334	4,529
	Raymond James Financial
	Inc.	144,861	4,485
*	Affiliated Managers Group
	Inc.	45,339	4,350
*	Genworth Financial Inc.
	Class A	660,162	4,324
	Ares Capital Corp.	275,975	4,264
	White Mountains Insurance
	Group Ltd.	9,190	4,167
	Essex Property Trust Inc.	29,519	4,148
	Leucadia National Corp.	181,874	4,136
	Duke Realty Corp.	340,079	4,098
*	NASDAQ OMX Group Inc.	166,804	4,088
	HCC Insurance Holdings
	Inc.	147,975	4,069
	Zions Bancorporation	247,975	4,037
	Hudson City Bancorp Inc.	638,692	3,992
	Piedmont Office Realty
	Trust Inc. Class A	232,527	3,962
	Commerce Bancshares Inc.	103,847	3,959
	Cullen/Frost Bankers Inc.	73,812	3,905
	Hospitality Properties Trust	166,072	3,816
	Federal Realty Investment
	Trust	42,046	3,816
	American Financial Group
	Inc.	101,415	3,741
	DDR Corp.	297,551	3,621
	Chimera Investment Corp.	1,381,765	3,468
	Weingarten Realty
	Investors	154,474	3,371
	Old Republic International
	Corp.	329,157	3,051
	Assured Guaranty Ltd.	221,511	2,911
	City National Corp.	63,978	2,827
	First Horizon National Corp.	352,379	2,819
	Validus Holdings Ltd.	85,967	2,708
	Jefferies Group Inc.	173,428	2,385
	BOK Financial Corp.	36,756	2,019
	Erie Indemnity Co. Class A	19,714	1,541
	Jones Lang LaSalle Inc.	20,349	1,247
*	LPL Investment Holdings
	Inc.	36,424	1,112
*	First Republic Bank	27,566	844
			416,686

Mid-Cap Value Index Fund

			Market
			Value
		Shares	($000)
Health Care (5.5%)
	Humana Inc.	224,199	19,642
*	Watson Pharmaceuticals
	Inc.	180,308	10,880
*	Hospira Inc.	221,807	6,736
*	Hologic Inc.	352,680	6,175
*	Coventry Health Care Inc.	199,887	6,071
*	Pharmasset Inc.	45,568	5,842
*	Endo Pharmaceuticals
	Holdings Inc.	156,832	5,415
	Omnicare Inc.	155,870	5,370
	Universal Health Services
	Inc. Class B	121,769	4,732
*	CareFusion Corp.	149,731	3,805
	Lincare Holdings Inc.	125,729	3,232
*	Alere Inc.	109,080	2,519
*	Community Health
	Systems Inc.	125,261	2,186
			82,605
Industrials (9.6%)
	Cooper Industries plc	221,693	12,005
	L-3 Communications
	Holdings Inc.	141,603	9,442
	Southwest Airlines Co.	1,081,510	9,258
*	Delta Air Lines Inc.	1,138,100	9,207
*	United Continental
	Holdings Inc.	444,625	8,390
	Equifax Inc.	164,677	6,380
*	Quanta Services Inc.	279,103	6,012
	KBR Inc.	202,918	5,655
	Cintas Corp.	158,739	5,526
	Pitney Bowes Inc.	271,928	5,041
	Flowserve Corp.	48,752	4,842
	Hubbell Inc. Class B	70,707	4,727
*	Owens Corning	157,788	4,532
	Pall Corp.	77,902	4,452
	Towers Watson & Co.
	Class A	74,103	4,441
	Pentair Inc.	132,247	4,402
	Timken Co.	111,754	4,326
*	Hertz Global Holdings Inc.	364,225	4,269
	SPX Corp.	68,470	4,127
	Manpower Inc.	110,254	3,941
	Avery Dennison Corp.	135,413	3,884
*	URS Corp.	107,147	3,763
	RR Donnelley & Sons Co.	252,683	3,646
*	Spirit Aerosystems
	Holdings Inc. Class A	159,407	3,312
	Masco Corp.	312,571	3,276
*	AECOM Technology Corp.	143,642	2,955
	Robert Half International
	Inc.	92,715	2,639
			144,450

			Market
			Value
		Shares	($000)
Information Technology (10.3%)
	KLA-Tencor Corp.	224,400	10,827
	Maxim Integrated
	Products Inc.	396,262	10,319
*	Western Digital Corp.	313,408	9,700
	Microchip Technology Inc.	256,179	9,384
	Seagate Technology plc	564,367	9,256
*	SanDisk Corp.	160,754	7,911
*	Micron Technology Inc.	1,215,564	7,646
*	Avnet Inc.	205,557	6,391
	Harris Corp.	161,716	5,828
*	Arrow Electronics Inc.	154,632	5,785
*	NVIDIA Corp.	406,081	5,628
*	Synopsys Inc.	193,322	5,258
	Jabil Circuit Inc.	264,681	5,204
	Computer Sciences Corp.	208,640	4,945
*	ON Semiconductor Corp.	603,160	4,656
*	LSI Corp.	770,649	4,585
	IAC/InterActiveCorp	106,512	4,537
*	SAIC Inc.	367,018	4,511
	Total System Services Inc.	219,272	4,289
*	Advanced Micro Devices
	Inc.	790,547	4,269
*	Lam Research Corp.	107,765	3,989
*	Ingram Micro Inc.	211,818	3,853
	Broadridge Financial
	Solutions Inc.	166,294	3,750
*	Flextronics International
	Ltd.	639,663	3,621
	Lexmark International Inc.
	Class A	106,687	3,528
	Molex Inc. Class A	101,777	2,013
	Molex Inc.	83,464	1,991
*	Zynga Inc.	105,419	992
*	First Solar Inc.	26,567	897
			155,563
Materials (8.0%)
	CF Industries Holdings Inc.	62,634	9,081
	Cliffs Natural Resources
	Inc.	127,568	7,954
	Airgas Inc.	96,520	7,536
	Eastman Chemical Co.	188,736	7,372
	MeadWestvaco Corp.	229,668	6,878
	Vulcan Materials Co.	173,703	6,835
	Allegheny Technologies
	Inc.	135,791	6,491
	Ashland Inc.	104,834	5,992
	International Flavors &
	Fragrances Inc.	108,654	5,696
	Rock-Tenn Co. Class A	95,797	5,527
^	United States Steel Corp.	193,760	5,127
	Reliance Steel &
	Aluminum Co.	100,764	4,906
	Valspar Corp.	119,186	4,645

Mid-Cap Value Index Fund

			Market
			Value
		Shares	($000)
	Martin Marietta Materials
	Inc.	61,409	4,631
	Sonoco Products Co.	134,435	4,431
*	Owens-Illinois Inc.	220,927	4,282
	Domtar Corp.	53,009	4,239
	Bemis Co. Inc.	139,181	4,186
	Sealed Air Corp.	232,479	4,001
	Steel Dynamics Inc.	279,484	3,675
	Huntsman Corp.	260,007	2,600
	Titanium Metals Corp.	119,496	1,790
	Walter Energy Inc.	29,340	1,777
	Greif Inc. Class A	31,683	1,443
			121,095
Telecommunication Services (1.4%)
	Windstream Corp.	784,339	9,208
	Frontier Communications
	Corp.	1,338,805	6,895
	Telephone & Data
	Systems Inc.	60,664	1,570
*	Level 3 Communications
	Inc.	71,696	1,218
	Telephone & Data
	Systems Inc. (Special
	Common Shares)	35,100	836
*	United States Cellular Corp.	17,435	761
			20,488
Utilities (12.7%)
	DTE Energy Co.	227,558	12,391
	ONEOK Inc.	132,215	11,462
	Wisconsin Energy Corp.	314,161	10,983
	CenterPoint Energy Inc.	543,802	10,925
	Ameren Corp.	324,834	10,762
	Constellation Energy
	Group Inc.	257,092	10,199
	NiSource Inc.	377,131	8,979
	Northeast Utilities	237,981	8,584
	CMS Energy Corp.	340,829	7,525

		Market
		Value
	Shares	($000)
American Water Works
Co. Inc.	236,019	7,520
OGE Energy Corp.	131,805	7,475
SCANA Corp.	164,898	7,430
Pinnacle West Capital
Corp.	146,789	7,072
AGL Resources Inc.	157,039	6,636
Alliant Energy Corp.	149,325	6,587
NSTAR	139,352	6,544
Pepco Holdings Inc.	304,614	6,184
* NRG Energy Inc.	324,615	5,882
Integrys Energy Group Inc.	105,343	5,707
MDU Resources Group
Inc.	253,998	5,451
TECO Energy Inc.	275,744	5,278
National Fuel Gas Co.	94,467	5,250
NV Energy Inc.	317,478	5,191
UGI Corp.	150,483	4,424
Aqua America Inc.	185,273	4,085
* Calpine Corp.	216,428	3,534
		192,060
Total Common Stocks
(Cost $1,508,846)		1,507,055
Temporary Cash Investment (0.7%)
Money Market Fund (0.7%)
[1,2] Vanguard Market
Liquidity Fund, 0.110%
(Cost $10,544)	10,543,541	10,544
Total Investments (100.7%)
(Cost $1,519,390)		1,517,599
Other Assets and Liabilities (-0.7%)
Other Assets		6,006
Liabilities[2]		(15,898)
		(9,892)
Net Assets (100%)		1,507,707

Mid-Cap Value Index Fund

At December 31, 2011, net assets consisted of:
Amount
($000)
Paid-in Capital	1,650,054
Overdistributed Net Investment Income	(1,154)
Accumulated Net Realized Losses	(139,402)
Unrealized Appreciation (Depreciation)	(1,791)
Net Assets	1,507,707

Investor Shares—Net Assets
Applicable to 22,381,603 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	455,284
Net Asset Value Per Share—
Investor Shares	$20.34

Admiral Shares—Net Assets
Applicable to 10,004,440 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	267,775
Net Asset Value Per Share—
Admiral Shares	$26.77

ETF Shares—Net Assets
Applicable to 15,185,579 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	784,648
Net Asset Value Per Share—
ETF Shares	$51.67

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $1,826,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $1,863,000 of collateral received for securities on loan.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Statement of Operations

Year Ended
December 31, 2011
($000)
Investment Income
Income
Dividends	33,964
Interest[1]	3
Security Lending	128
Total Income	34,095
Expenses
The Vanguard Group—Note B
Investment Advisory Services	211
Management and Administrative—Investor Shares	1,284
Management and Administrative—Admiral Shares	25
Management and Administrative—ETF Shares	376
Marketing and Distribution—Investor Shares	207
Marketing and Distribution—Admiral Shares	—
Marketing and Distribution—ETF Shares	238
Custodian Fees	61
Auditing Fees	30
Shareholders’ Reports—Investor Shares	20
Shareholders’ Reports—Admiral Shares	—
Shareholders’ Reports—ETF Shares	51
Trustees’ Fees and Expenses	2
Total Expenses	2,505
Net Investment Income	31,590
Realized Net Gain (Loss) on Investment Securities Sold	200,637
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(238,822)
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,595)
1 Interest income from an affiliated company of the fund was $2,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	31,590	25,858
Realized Net Gain (Loss)	200,637	59,785
Change in Unrealized Appreciation (Depreciation)	(238,822)	160,809
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,595)	246,452
Distributions
Net Investment Income
Investor Shares	(9,082)	(12,041)
Admiral Shares	(5,368)	—
ETF Shares	(17,269)	(14,165)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
ETF Shares	—	—
Total Distributions	(31,719)	(26,206)
Capital Share Transactions
Investor Shares	(211,717)	121,110
Admiral Shares	265,475	—
ETF Shares	63,346	45,225
Net Increase (Decrease) from Capital Share Transactions	117,104	166,335
Total Increase (Decrease)	78,790	386,581
Net Assets
Beginning of Period	1,428,917	1,042,336
End of Period[1]	1,507,707	1,428,917
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($1,154,000) and ($1,025,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$20.85	$17.45	$12.92	$20.95	$22.34
Investment Operations
Net Investment Income	. 417	. 371	. 300	. 466[1]	.427
Net Realized and Unrealized Gain (Loss)
on Investments	(. 509)	3.403	4.551	(8.156)	(1.407)
Total from Investment Operations	(. 092)	3.774	4.851	(7.690)	(. 980)
Distributions
Dividends from Net Investment Income	(. 418)	(. 374)	(. 321)	(. 340)	(. 410)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 418)	(. 374)	(. 321)	(. 340)	(. 410)
Net Asset Value, End of Period	$20.34	$20.85	$17.45	$12.92	$20.95

Total Return[2]	-0.44%	21.63%	37.61%	-36.64%	-4.37%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$455	$683	$459	$217	$195
Ratio of Total Expenses to
Average Net Assets	0.24%	0.26%	0.30%	0.25%	0.24%
Ratio of Net Investment Income to
Average Net Assets	1.97%	1.99%	2.14%	2.73%	2.48%
Portfolio Turnover Rate [3]	41%	37%	47%	45%	46%

1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Financial Highlights

Admiral Shares

September 27, 2011[1] to
For a Share Outstanding Throughout the Period	December 31, 2011
Net Asset Value, Beginning of Period	$25.00
Investment Operations
Net Investment Income	.157
Net Realized and Unrealized Gain (Loss) on Investments	2.165
Total from Investment Operations	2.322
Distributions
Dividends from Net Investment Income	(. 552)
Distributions from Realized Capital Gains	—
Total Distributions	(. 552)
Net Asset Value, End of Period	$26.77

Total Return	9.29%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$268
Ratio of Total Expenses to Average Net Assets	0.10%[2]
Ratio of Net Investment Income to Average Net Assets	2.11%[2]
Portfolio Turnover Rate [3]	41%

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$52.97	$44.31	$32.80	$53.16	$56.67
Investment Operations
Net Investment Income	1.134	1.004	. 812	1.261[1]	1.133
Net Realized and Unrealized Gain (Loss)
on Investments	(1.297)	8.669	11.562	(20.716)	(3.553)
Total from Investment Operations	(.163)	9.673	12.374	(19.455)	(2.420)
Distributions
Dividends from Net Investment Income	(1.137)	(1.013)	(. 864)	(. 905)	(1.090)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.137)	(1.013)	(. 864)	(. 905)	(1.090)
Net Asset Value, End of Period	$51.67	$52.97	$44.31	$32.80	$53.16

Total Return	-0.32%	21.83%	37.75%	-36.53%	-4.27%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$785	$746	$583	$359	$215
Ratio of Total Expenses to
Average Net Assets	0.10%	0.12%	0.14%	0.12%	0.13%
Ratio of Net Investment Income to
Average Net Assets	2.11%	2.13%	2.30%	2.86%	2.59%
Portfolio Turnover Rate [2]	41%	37%	47%	45%	46%

1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Notes to Financial Statements

Vanguard Mid-Cap Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Admiral Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria. Admiral Shares were first issued on September 27, 2011. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2008–2011), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

5. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

Mid-Cap Value Index Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2011, the fund had contributed capital of $242,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.10% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At December 31, 2011, 100% of the market value of the fund’s investments was based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2011, the fund realized $86,247,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2011, the fund had $139,000 of ordinary income available for distribution. The fund had available capital loss carryforwards totaling $139,259,000 to offset future net capital gains of $75,804,000 through December 31, 2017, and $63,455,000 through December 31, 2018.

At December 31, 2011, the cost of investment securities for tax purposes was $1,519,534,000. Net unrealized depreciation of investment securities for tax purposes was $1,935,000, consisting of unrealized gains of $122,093,000 on securities that had risen in value since their purchase and $124,028,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended December 31, 2011, the fund purchased $1,082,135,000 of investment securities and sold $962,673,000 of investment securities, other than temporary cash investments.

Mid-Cap Value Index Fund

F. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2011		2010
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	248,024	11,928	344,847	18,314
Issued in Lieu of Cash Distributions	8,381	412	10,842	521
Redeemed	(468,122)	(22,720)	(234,579)	(12,402)
Net Increase (Decrease)—Investor Shares	(211,717)	(10,380)	121,110	6,433
Admiral Shares[1]
Issued	267,766	10,093	—	—
Issued in Lieu of Cash Distributions	4,590	172	—	—
Redeemed	(6,881)	(261)	—	—
Net Increase (Decrease)—Admiral Shares	265,475	10,004	—	—
ETF Shares
Issued	406,887	7,509	390,154	8,222
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(343,541)	(6,400)	(344,929)	(7,300)
Net Increase (Decrease)—ETF Shares	63,346	1,109	45,225	922
1 Inception was September 27, 2011, for Admiral Shares.

G. In preparing the financial statements as of December 31, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Index Funds and the Shareholders of Vanguard Extended Market Index Fund, Vanguard Mid-Cap Index Fund, Vanguard Mid-Cap Growth Index Fund and Vanguard Mid-Cap Value Index Fund:

In our opinion, the accompanying statement of net assets—investments summary and statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Extended Market Index Fund, Vanguard Mid-Cap Index Fund, Vanguard Mid-Cap Growth Index Fund and Vanguard Mid-Cap Value Index Fund (constituting separate portfolios of Vanguard Index Funds, hereafter referred to as the “Funds”) at December 31, 2011, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the custodian and broker and by agreement to the underlying ownership records of Vanguard Market Liquidity Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

February 10, 2012

Special 2011 tax information (unaudited) for Vanguard U.S. Stock Index Funds (Mid-Capitalization Portfolios)

This information for the fiscal year ended December 31, 2011, is included pursuant to provisions of the Internal Revenue Code.

The funds distributed qualified dividend income to shareholders during the fiscal year as follows:

Qualified Dividend Income
Index Fund	($000)
Extended Market	152,779
Mid-Cap	323,949
Mid-Cap Growth	9,935
Mid-Cap Value	28,712

For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends-received deduction is as follows:

Index Fund	Percentage
Extended Market	69.5%
Mid-Cap	87.2
Mid-Cap Growth	100.0
Mid-Cap Value	83.0

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: U.S. Stock Index Funds Mid-Capitalization Portfolios
Periods Ended December 31, 2011
	One	Five	Ten
	Year	Years	Years
Extended Market Index Fund Investor Shares
Returns Before Taxes	-3.73%	1.50%	6.59%
Returns After Taxes on Distributions	-3.91	1.27	6.35
Returns After Taxes on Distributions and Sale of Fund Shares	-2.28	1.20	5.71

	One	Five	Ten
	Year	Years	Years
Mid-Cap Index Fund Investor Shares
Returns Before Taxes	-2.11%	1.21%	6.60%
Returns After Taxes on Distributions	-2.29	0.99	6.34
Returns After Taxes on Distributions and Sale of Fund Shares	-1.16	0.98	5.72

			Since
	One	Five	Inception
	Year	Years	(8/24/2006)
Mid-Cap Growth Index Fund Investor Shares
Returns Before Taxes	-3.84%	1.87%	3.45%
Returns After Taxes on Distributions	-3.90	1.81	3.38
Returns After Taxes on Distributions and Sale of Fund Shares	-2.42	1.59	2.96

Average Annual Total Returns: U.S. Stock Index Funds Mid-Capitalization Portfolios
Periods Ended December 31, 2011

			Since
	One	Five	Inception
	Year	Years	(8/24/2006)
Mid-Cap Value Index Fund Investor Shares
Returns Before Taxes	-0.44%	0.19%	2.39%
Returns After Taxes on Distributions	-0.78	-0.18	2.01
Returns After Taxes on Distributions and Sale of Fund Shares	0.08	0.06	1.94

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended December 31, 2011
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	6/30/2011	12/31/2011	Period
Based on Actual Fund Return
Extended Market Index Fund
Investor Shares	$1,000.00	$896.24	$1.15
Admiral Shares	1,000.00	896.92	0.48
Signal Shares	1,000.00	896.94	0.48
Institutional Shares	1,000.00	896.87	0.38
Institutional Plus Shares	1,000.00	897.11	0.29
ETF Shares	1,000.00	896.89	0.48
Mid-Cap Index Fund
Investor Shares	$1,000.00	$906.52	$1.11
Admiral Shares	1,000.00	906.91	0.48
Signal Shares	1,000.00	906.71	0.48
Institutional Shares	1,000.00	906.82	0.38
Institutional Plus Shares	1,000.00	907.16	0.29
ETF Shares	1,000.00	906.87	0.48
Mid-Cap Growth Index Fund
Investor Shares	$1,000.00	$880.82	$1.14
ETF Shares	1,000.00	881.46	0.47
Mid-Cap Value Index Fund
Investor Shares	$1,000.00	$932.03	$1.17
ETF Shares	1,000.00	932.71	0.49

Six Months Ended December 31, 2011
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	6/30/2011	12/31/2011	Period
Based on Hypothetical 5% Yearly Return
Extended Market Index Fund
Investor Shares	$1,000.00	$1,024.00	$1.22
Admiral Shares	1,000.00	1,024.70	0.51
Signal Shares	1,000.00	1,024.70	0.51
Institutional Shares	1,000.00	1,024.80	0.41
Institutional Plus Shares	1,000.00	1,024.90	0.31
ETF Shares	1,000.00	1,024.70	0.51
Mid-Cap Index Fund
Investor Shares	$1,000.00	$1,024.05	$1.17
Admiral Shares	1,000.00	1,024.70	0.51
Signal Shares	1,000.00	1,024.70	0.51
Institutional Shares	1,000.00	1,024.80	0.41
Institutional Plus Shares	1,000.00	1,024.90	0.31
ETF Shares	1,000.00	1,024.70	0.51
Mid-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,024.00	$1.22
ETF Shares	1,000.00	1,024.70	0.51
Mid-Cap Value Index Fund
Investor Shares	$1,000.00	$1,024.00	$1.22
ETF Shares	1,000.00	1,024.70	0.51

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Extended Market Index Fund, 0.24% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.08% for Institutional Shares, 0.06% for Institutional Plus Shares, and 0.10% for ETF Shares; for the Mid-Cap Index Fund, 0.23% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.08% for Institutional Shares, 0.06% for Institutional Plus Shares, and 0.10% for ETF Shares; for the Mid-Cap Growth Index Fund, 0.24% for Investor Shares and 0.10% for ETF Shares; and for the Mid-Cap Value Index Fund, 0.24% for Investor Shares and 0.10% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period. The table does not include data for share classes with less than six months of history.

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 180 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	and President (2006–2008) of Rohm and Haas Co.
(chemicals); Director of Tyco International, Ltd.
F. William McNabb III	(diversified manufacturing and services) and Hewlett
Born 1957. Trustee Since July 2009. Chairman of the	Packard Co. (electronic computer manufacturing);
Board. Principal Occupation(s) During the Past Five	Senior Advisor at New Mountain Capital; Trustee
Years: Chairman of the Board of The Vanguard Group,	of The Conference Board; Member of the Board of
Inc., and of each of the investment companies served	Managers of Delphi Automotive LLP (automotive
by The Vanguard Group, since January 2010; Director	components).
of The Vanguard Group since 2008; Chief Executive
Officer and President of The Vanguard Group and of	Amy Gutmann
each of the investment companies served by The	Born 1949. Trustee Since June 2006. Principal
Vanguard Group since 2008; Director of Vanguard	Occupation(s) During the Past Five Years: President
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Christopher H.
Vanguard Group (1995–2008).	Browne Distinguished Professor of Political Science
in the School of Arts and Sciences with secondary
appointments at the Annenberg School for Commu-
Independent Trustees	nication and the Graduate School of Education
of the University of Pennsylvania; Director of
Emerson U. Fullwood	Carnegie Corporation of New York, Schuylkill River
Born 1948. Trustee Since January 2008. Principal	Development Corporation, and Greater Philadelphia
Occupation(s) During the Past Five Years: Executive	Chamber of Commerce; Trustee of the National
Chief Staff and Marketing Officer for North America	Constitution Center; Chair of the Presidential
and Corporate Vice President (retired 2008) of Xerox	Commission for the Study of Bioethical Issues.
Corporation (document management products and
services); Executive in Residence and 2010	JoAnn Heffernan Heisen
Distinguished Minett Professor at the Rochester	Born 1950. Trustee Since July 1998. Principal
Institute of Technology; Director of SPX Corporation	Occupation(s) During the Past Five Years: Corporate
(multi-industry manufacturing), the United Way of	Vice President and Chief Global Diversity Officer
Rochester, Amerigroup Corporation (managed health	(retired 2008) and Member of the Executive
care), the University of Rochester Medical Center,	Committee (1997–2008) of Johnson & Johnson
Monroe Community College Foundation, and North	(pharmaceuticals/consumer products); Director of
Carolina A&T University.	Skytop Lodge Corporation (hotels), the University
Medical Center at Princeton, the Robert Wood
Rajiv L. Gupta	Johnson Foundation, and the Center for Work Life
Born 1945. Trustee Since December 2001.[2]	Policy; Member of the Advisory Board of the
Principal Occupation(s) During the Past Five Years:	Maxwell School of Citizenship and Public Affairs
Chairman and Chief Executive Officer (retired 2009)	at Syracuse University.

F. Joseph Loughrey	Thomas J. Higgins
Born 1949. Trustee Since October 2009. Principal	Born 1957. Chief Financial Officer Since September
Occupation(s) During the Past Five Years: President	2008. Principal Occupation(s) During the Past Five
and Chief Operating Officer (retired 2009) and Vice	Years: Principal of The Vanguard Group, Inc.; Chief
Chairman of the Board (2008–2009) of Cummins Inc.	Financial Officer of each of the investment companies
(industrial machinery); Director of SKF AB (industrial	served by The Vanguard Group since 2008; Treasurer
machinery), Hillenbrand, Inc. (specialized consumer	of each of the investment companies served by The
services), the Lumina Foundation for Education, and	Vanguard Group (1998–2008).
Oxfam America; Chairman of the Advisory Council
for the College of Arts and Letters and Member	Kathryn J. Hyatt
of the Advisory Board to the Kellogg Institute for	Born 1955. Treasurer Since November 2008. Principal
International Studies at the University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Treasurer of each of
André F. Perold	the investment companies served by The Vanguard
Born 1952. Trustee Since December 2004. Principal	Group since 2008; Assistant Treasurer of each of the
Occupation(s) During the Past Five Years: George	investment companies served by The Vanguard Group
Gund Professor of Finance and Banking at the Harvard	(1988–2008).
Business School (retired July 2011); Chief Investment
Officer and co-Managing Partner of HighVista	Heidi Stam
Strategies LLC (private investment firm); Director of	Born 1956. Secretary Since July 2005. Principal
Rand Merchant Bank; Overseer of the Museum of	Occupation(s) During the Past Five Years: Managing
Fine Arts Boston.	Director of The Vanguard Group, Inc., since 2006;
General Counsel of The Vanguard Group since 2005;
Alfred M. Rankin, Jr.	Secretary of The Vanguard Group and of each of the
Born 1941. Trustee Since January 1993. Principal	investment companies served by The Vanguard Group
Occupation(s) During the Past Five Years: Chairman,	since 2005; Director and Senior Vice President of
President, and Chief Executive Officer of NACCO	Vanguard Marketing Corporation since 2005;
Industries, Inc. (forklift trucks/housewares/lignite);	Principal of The Vanguard Group (1997–2006).
Director of Goodrich Corporation (industrial products/
aircraft systems and services) and the National
Association of Manufacturers; Chairman of the	Vanguard Senior Management Team
Federal Reserve Bank of Cleveland; Vice Chairman
of University Hospitals of Cleveland; President of	R. Gregory Barton	Chris D. McIsaac
the Board of The Cleveland Museum of Art.	Mortimer J. Buckley	Michael S. Miller
	Kathleen C. Gubanich	James M. Norris
Peter F. Volanakis	Paul A. Heller	Glenn W. Reed
Born 1955. Trustee Since July 2009. Principal	Martha G. King	George U. Sauter
Occupation(s) During the Past Five Years: President
and Chief Operating Officer (retired 2010) of Corning
Incorporated (communications equipment); Director of	Chairman Emeritus and Senior Advisor
Corning Incorporated (2000–2010) and Dow Corning
(2001–2010); Overseer of the Amos Tuck School of	John J. Brennan
Business Administration at Dartmouth College.	Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Executive Officers
Founder
Glenn Booraem
Born 1967. Controller Since July 2010. Principal	John C. Bogle
Occupation(s) During the Past Five Years: Principal	Chairman and Chief Executive Officer, 1974–1996
of The Vanguard Group, Inc.; Controller of each of
the investment companies served by The Vanguard
Group since 2010; Assistant Controller of each of
the investment companies served by The Vanguard
Group (2001–2010).

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

The funds or securities referred to herein are not
Fund Information > 800-662-7447	sponsored, endorsed, or promoted by MSCI, and MSCI
Direct Investor Account Services > 800-662-2739	bears no liability with respect to any such funds or
Institutional Investor Services > 800-523-1036	securities. The prospectus or the Statement of
Text Telephone for People	Additional Information contains a more detailed
With Hearing Impairment > 800-749-7273	description of the limited relationship MSCI has with
Vanguard and any related funds.
This material may be used in conjunction
with the offering of shares of any Vanguard	Financial S&P® is a Services registered LLC trademark (“S&P”) and of Standard has been & licensed Poor’s
fund only if preceded or accompanied by	for use by The Vanguard Group, Inc. The Vanguard
the fund’s current prospectus.	mutual funds are not sponsored, endorsed, sold, or
promoted by S&P or its Affiliates, and S&P and its
All comparative mutual fund data are from Lipper Inc. or	Affiliates make no representation, warranty, or
Morningstar, Inc., unless otherwise noted.	condition regarding the advisability of buying, selling,
You can obtain a free copy of Vanguard’s proxy voting	or holding units/shares in the funds.
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2012 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q980 022012

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2011

		Market
		Value
	Shares	($000)
Common Stocks (99.6%)[1]
Consumer Discretionary (14.9%)
* Las Vegas Sands Corp.	2,842,433	121,457
* General Motors Co.	4,414,128	89,474
* Liberty Media Corp. - Liberty Capital Class A	899,045	70,170
* Liberty Global Inc.	1,306,030	51,614
* Sirius XM Radio Inc.	26,453,160	48,145
* Charter Communications Inc. Class A	809,316	46,082
PetSmart Inc.	787,405	40,386
DISH Network Corp. Class A	1,384,670	39,435
Advance Auto Parts Inc.	510,999	35,581
Tractor Supply Co.	500,987	35,144
PVH Corp.	476,499	33,588
* LKQ Corp.	1,033,925	31,100
Gentex Corp.	1,011,947	29,944
* Panera Bread Co. Class A	209,103	29,578
* Fossil Inc.	370,944	29,438
* Dollar General Corp.	698,764	28,747
Lear Corp.	721,810	28,728
Williams-Sonoma Inc.	731,299	28,155
Polaris Industries Inc.	486,975	27,261
Signet Jewelers Ltd.	612,997	26,947
* Liberty Global Inc. Class A	643,260	26,393
* MGM Resorts International	2,516,946	26,252
Foot Locker Inc.	1,078,891	25,721
Dick's Sporting Goods Inc.	681,241	25,124
* Tempur-Pedic International Inc.	465,113	24,432
Royal Caribbean Cruises Ltd.	980,792	24,294
* Mohawk Industries Inc.	402,589	24,095
* NVR Inc.	35,100	24,079
* TRW Automotive Holdings Corp.	733,182	23,902
Tupperware Brands Corp.	404,596	22,645
* Ulta Salon Cosmetics & Fragrance Inc.	333,281	21,637
* Toll Brothers Inc.	1,037,456	21,185
American Eagle Outfitters Inc.	1,366,589	20,895
* Deckers Outdoor Corp.	272,328	20,580
Jarden Corp.	640,457	19,137
* Under Armour Inc. Class A	259,035	18,596
* Visteon Corp.	363,336	18,145
* Penn National Gaming Inc.	469,128	17,860
Service Corp. International	1,608,136	17,127
Six Flags Entertainment Corp.	388,088	16,005
* Hyatt Hotels Corp. Class A	419,430	15,787
Rent-A-Center Inc.	414,478	15,336
* AMC Networks Inc. Class A	405,533	15,240
Brinker International Inc.	567,783	15,194
* Hanesbrands Inc.	685,411	14,983
John Wiley & Sons Inc. Class A	334,915	14,870
* Sally Beauty Holdings Inc.	690,751	14,596
* Carter's Inc.	359,647	14,318
* Warnaco Group Inc.	285,621	14,292
Aaron's Inc.	532,785	14,215
* Ascena Retail Group Inc.	474,456	14,101
Guess? Inc.	471,203	14,051
* Life Time Fitness Inc.	298,774	13,968
* Domino's Pizza Inc.	410,578	13,939
Weight Watchers International Inc.	249,134	13,705
Sotheby's	476,629	13,598
Chico's FAS Inc.	1,182,874	13,177
* Tenneco Inc.	425,385	12,668
* Dana Holding Corp.	1,038,083	12,613
* Express Inc.	625,388	12,470
* Madison Square Garden Co. Class A	432,508	12,387

1

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
	Wolverine World Wide Inc.	340,755	12,145
*	Bally Technologies Inc.	305,886	12,101
	Men's Wearhouse Inc.	361,034	11,701
*	Lamar Advertising Co. Class A	413,334	11,367
	Brunswick Corp.	628,775	11,356
*	Cheesecake Factory Inc.	385,219	11,306
	Wendy's Co.	2,086,484	11,184
*	Saks Inc.	1,128,161	11,000
	Cinemark Holdings Inc.	588,341	10,878
	Vail Resorts Inc.	254,457	10,779
*	Pier 1 Imports Inc.	773,461	10,774
*	Genesco Inc.	170,799	10,545
	Dillard's Inc. Class A	232,716	10,444
	HSN Inc.	283,495	10,280
	Pool Corp.	336,166	10,119
^,*	Coinstar Inc.	217,270	9,916
	Morningstar Inc.	166,007	9,869
	Hillenbrand Inc.	441,210	9,848
*	JOS A Bank Clothiers Inc.	196,493	9,581
^,*	Tesla Motors Inc.	331,281	9,461
*	Crocs Inc.	637,099	9,410
*	Childrens Place Retail Stores Inc.	175,589	9,327
*	Steven Madden Ltd.	269,355	9,293
*	ANN Inc.	369,653	9,160
	DSW Inc. Class A	204,428	9,038
*	Buffalo Wild Wings Inc.	129,620	8,751
*	Aeropostale Inc.	570,058	8,693
*	Live Nation Entertainment Inc.	1,043,379	8,670
*	Select Comfort Corp.	396,653	8,603
	Meredith Corp.	263,098	8,590
	Thor Industries Inc.	309,881	8,500
*	Iconix Brand Group Inc.	520,076	8,472
*	Hibbett Sports Inc.	186,945	8,446
	Monro Muffler Brake Inc.	217,612	8,441
*	DreamWorks Animation SKG Inc. Class A	501,496	8,322
	Group 1 Automotive Inc.	160,582	8,318
*	Gaylord Entertainment Co.	341,538	8,245
*	Vitamin Shoppe Inc.	206,222	8,224
	Cracker Barrel Old Country Store Inc.	161,864	8,160
*	WMS Industries Inc.	393,510	8,075
^,*	ITT Educational Services Inc.	141,246	8,036
	Strayer Education Inc.	82,225	7,991
*	Dunkin' Brands Group Inc.	313,922	7,842
^	Buckle Inc.	190,870	7,801
*	Cabela's Inc.	304,723	7,746
*	BJ's Restaurants Inc.	170,289	7,718
	Choice Hotels International Inc.	196,463	7,475
*	99 Cents Only Stores	334,168	7,335
	Regal Entertainment Group Class A	607,439	7,253
	Finish Line Inc. Class A	366,237	7,063
	Bob Evans Farms Inc.	207,825	6,970
*	Helen of Troy Ltd.	223,196	6,852
	RadioShack Corp.	705,251	6,848
	Regis Corp.	407,052	6,737
	Arbitron Inc.	192,614	6,628
*	New York Times Co. Class A	854,175	6,603
*	Jack in the Box Inc.	310,689	6,493
	Matthews International Corp. Class A	200,696	6,308
	Texas Roadhouse Inc. Class A	419,744	6,254
*	True Religion Apparel Inc.	180,444	6,240
	Cooper Tire & Rubber Co.	439,998	6,164
*	Collective Brands Inc.	428,057	6,151
	Penske Automotive Group Inc.	318,959	6,140
*	Valassis Communications Inc.	316,316	6,083

2

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
	Jones Group Inc.	571,564	6,030
*	Liz Claiborne Inc.	668,033	5,765
*	Peet's Coffee & Tea Inc.	91,236	5,719
*	iRobot Corp.	191,126	5,705
*	American Public Education Inc.	126,359	5,469
	Scholastic Corp.	178,806	5,359
	International Speedway Corp. Class A	200,000	5,070
	Cato Corp. Class A	208,229	5,039
^,*	Education Management Corp.	179,451	5,023
	Ryland Group Inc.	314,182	4,952
*	Papa John's International Inc.	131,364	4,950
*	Asbury Automotive Group Inc.	224,571	4,842
	National CineMedia Inc.	389,930	4,835
*	GNC Holdings Inc.	165,368	4,787
*	Orient-Express Hotels Ltd. Class A	637,382	4,761
	MDC Holdings Inc.	265,123	4,674
*	Shutterfly Inc.	205,214	4,671
	PF Chang's China Bistro Inc.	150,101	4,640
*	DineEquity Inc.	109,688	4,630
	Belo Corp. Class A	732,969	4,618
*	K12 Inc.	257,382	4,617
	Churchill Downs Inc.	88,550	4,616
	CEC Entertainment Inc.	133,173	4,588
*	Meritage Homes Corp.	197,077	4,570
^,*	Vera Bradley Inc.	140,512	4,532
	Sturm Ruger & Co. Inc.	134,140	4,488
*	American Axle & Manufacturing Holdings Inc.	452,847	4,479
*	Pinnacle Entertainment Inc.	439,492	4,465
	Oxford Industries Inc.	98,499	4,444
*	Shuffle Master Inc.	377,941	4,429
*	Ascent Capital Group Inc. Class A	87,165	4,421
*	La-Z-Boy Inc.	367,080	4,368
	Ethan Allen Interiors Inc.	183,620	4,354
*	Steiner Leisure Ltd.	95,140	4,318
*	Zumiez Inc.	154,170	4,280
*	Office Depot Inc.	1,984,814	4,267
^,*	Barnes & Noble Inc.	289,146	4,187
	Sinclair Broadcast Group Inc. Class A	366,672	4,154
	PEP Boys-Manny Moe & Jack	372,850	4,101
*	Charming Shoppes Inc.	824,509	4,040
*	Grand Canyon Education Inc.	249,994	3,990
	Columbia Sportswear Co.	85,690	3,989
	Ameristar Casinos Inc.	229,889	3,975
*	Scientific Games Corp. Class A	408,901	3,966
	Fred's Inc. Class A	271,545	3,959
^,*	Blue Nile Inc.	96,376	3,940
*	Capella Education Co.	107,045	3,859
*	Interval Leisure Group Inc.	281,325	3,829
*	Biglari Holdings Inc.	10,165	3,743
*	Clear Channel Outdoor Holdings Inc. Class A	295,862	3,713
	Sonic Automotive Inc. Class A	245,017	3,629
*	Dorman Products Inc.	97,638	3,606
^,*	Bridgepoint Education Inc.	154,496	3,553
	American Greetings Corp. Class A	281,007	3,515
	Stage Stores Inc.	248,066	3,446
^	KB Home	507,837	3,413
*	Drew Industries Inc.	135,813	3,332
*	Career Education Corp.	417,933	3,331
*	Quiksilver Inc.	921,753	3,328
	Stewart Enterprises Inc. Class A	567,025	3,266
	Lithia Motors Inc. Class A	148,746	3,252
*	Marriott Vacations Worldwide Corp.	188,350	3,232
*	Denny's Corp.	852,590	3,206
*	Skechers U.S.A. Inc. Class A	257,436	3,120

3

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
*	Krispy Kreme Doughnuts Inc.	476,381	3,116
*	Modine Manufacturing Co.	328,751	3,110
*	Ruby Tuesday Inc.	444,925	3,070
*	Maidenform Brands Inc.	165,837	3,035
	Core-Mark Holding Co. Inc.	75,630	2,995
*	Lumber Liquidators Holdings Inc.	168,899	2,983
	Harte-Hanks Inc.	325,872	2,962
*	Boyd Gaming Corp.	395,369	2,949
*	Sonic Corp.	436,266	2,936
*	Knology Inc.	201,766	2,865
*	Red Robin Gourmet Burgers Inc.	102,375	2,836
	Superior Industries International Inc.	170,861	2,826
	Brown Shoe Co. Inc.	314,446	2,799
*	G-III Apparel Group Ltd.	111,541	2,779
*	OfficeMax Inc.	610,423	2,771
	Jakks Pacific Inc.	190,789	2,692
*	Amerigon Inc.	187,058	2,667
	Blyth Inc.	45,811	2,602
*	Federal-Mogul Corp.	172,705	2,547
	Nutrisystem Inc.	195,842	2,532
	Standard Motor Products Inc.	126,239	2,531
	Movado Group Inc.	136,112	2,473
	Callaway Golf Co.	438,630	2,426
*	AFC Enterprises Inc.	164,924	2,424
*	Standard Pacific Corp.	753,067	2,395
*	America's Car-Mart Inc.	60,856	2,384
^,*	hhgregg Inc.	156,226	2,257
*	Wet Seal Inc. Class A	688,486	2,244
	HOT Topic Inc.	339,344	2,243
*	Digital Generation Inc.	186,857	2,227
	World Wrestling Entertainment Inc. Class A	213,015	1,985
	Destination Maternity Corp.	118,679	1,984
	PetMed Express Inc.	186,509	1,936
	Speedway Motorsports Inc.	126,222	1,935
	Bebe Stores Inc.	229,066	1,908
*	EW Scripps Co. Class A	235,470	1,886
*	Kirkland's Inc.	139,500	1,855
*	Universal Technical Institute Inc.	144,483	1,847
*	Steinway Musical Instruments Inc.	73,242	1,834
	Marcus Corp.	145,032	1,829
*	Arctic Cat Inc.	80,880	1,824
*	Rue21 Inc.	84,222	1,819
*	Universal Electronics Inc.	107,420	1,812
*	Smith & Wesson Holding Corp.	411,909	1,796
*	Cavco Industries Inc.	44,551	1,785
*	Fuel Systems Solutions Inc.	107,977	1,781
	Big 5 Sporting Goods Corp.	161,002	1,681
*	Shoe Carnival Inc.	64,549	1,659
	Haverty Furniture Cos. Inc.	145,150	1,594
*	Carrols Restaurant Group Inc.	136,164	1,575
*	VOXX International Corp. Class A	185,669	1,569
*	Saga Communications Inc. Class A	41,537	1,553
*	Winnebago Industries Inc.	202,329	1,493
*	Caribou Coffee Co. Inc.	107,035	1,493
*	Exide Technologies	556,074	1,462
*	Stein Mart Inc.	207,552	1,413
*	Leapfrog Enterprises Inc.	245,958	1,375
*	Talbots Inc.	509,872	1,356
*	Rentrak Corp.	93,027	1,328
^,*	Corinthian Colleges Inc.	593,704	1,288
*	Libbey Inc.	100,869	1,285
*	Body Central Corp.	50,607	1,263
*	Systemax Inc.	74,808	1,228
*	Beazer Homes USA Inc.	494,136	1,225

4

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
^,*	Eastman Kodak Co.	1,882,920	1,223
*	Journal Communications Inc. Class A	276,880	1,218
*	Morgans Hotel Group Co.	206,099	1,216
	Weyco Group Inc.	48,842	1,199
	Spartan Motors Inc.	246,816	1,187
	Ambassadors Group Inc.	259,002	1,168
*	Midas Inc.	135,442	1,163
*	Multimedia Games Holding Co. Inc.	145,613	1,156
^,*	Zagg Inc.	162,116	1,146
*	M/I Homes Inc.	118,984	1,142
	Lincoln Educational Services Corp.	140,500	1,110
*	Nexstar Broadcasting Group Inc. Class A	140,999	1,105
*	LIN TV Corp. Class A	260,096	1,100
*	MarineMax Inc.	168,726	1,100
*	Fisher Communications Inc.	37,268	1,074
	CSS Industries Inc.	52,871	1,053
*	West Marine Inc.	88,001	1,023
*	Bravo Brio Restaurant Group Inc.	59,317	1,017
	Martha Stewart Living Omnimedia Class A	229,192	1,008
*	Ruth's Hospitality Group Inc.	201,618	1,002
*	Overstock.com Inc.	127,328	998
*	Citi Trends Inc.	112,462	987
*	Stoneridge Inc.	116,568	983
*	Unifi Inc.	127,640	970
*	Famous Dave's Of America Inc.	93,260	968
*	Kenneth Cole Productions Inc. Class A	90,988	964
*	Perry Ellis International Inc.	66,396	944
	Cherokee Inc.	80,296	937
*	Benihana Inc. Class A	87,336	893
^,*	HomeAway Inc.	38,231	889
	Lifetime Brands Inc.	72,344	878
	Entravision Communications Corp. Class A	559,730	873
*	Marine Products Corp.	170,663	847
^,*	Dex One Corp.	504,566	838
*	Red Lion Hotels Corp.	120,508	835
*	Build-A-Bear Workshop Inc.	98,599	834
*	Entercom Communications Corp. Class A	134,221	825
*	Delta Apparel Inc.	43,044	822
*	Tandy Leather Factory Inc.	166,905	815
*	Rocky Brands Inc.	89,284	805
*	Tuesday Morning Corp.	231,869	800
*	Pacific Sunwear of California Inc.	464,513	794
*	Cumulus Media Inc. Class A	234,793	784
	RG Barry Corp.	63,947	772
	Mac-Gray Corp.	55,880	771
	Bassett Furniture Industries Inc.	102,110	765
*	Casual Male Retail Group Inc.	216,787	741
*	Conn's Inc.	66,402	737
^,*	McClatchy Co. Class A	305,941	731
*	Zale Corp.	191,550	730
*	Orbitz Worldwide Inc.	193,909	729
	AH Belo Corp. Class A	153,227	728
*	Francesca's Holdings Corp.	41,800	723
*	Luby's Inc.	160,082	722
*	Town Sports International Holdings Inc.	96,474	709
*	Cache Inc.	112,504	696
*	Isle of Capri Casinos Inc.	148,818	695
*	Culp Inc.	81,245	692
*	Learning Tree International Inc.	97,833	687
	Hooker Furniture Corp.	59,697	685
	Christopher & Banks Corp.	290,530	680
	Flexsteel Industries Inc.	46,811	648
*	Geeknet Inc.	37,871	646
^,*	Skullcandy Inc.	51,100	640

5

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
*	Gaiam Inc. Class A	196,260	636
	Collectors Universe	43,201	629
*	Cost Plus Inc.	64,035	624
*	Monarch Casino & Resort Inc.	60,730	619
	Frisch's Restaurants Inc.	31,659	618
*	O'Charleys Inc.	111,010	609
*	Coldwater Creek Inc.	514,212	607
	Outdoor Channel Holdings Inc.	81,230	606
*	LodgeNet Interactive Corp.	249,263	596
*	Summer Infant Inc.	80,219	565
*	K-Swiss Inc. Class A	193,092	564
	Ark Restaurants Corp.	40,973	549
*	Rick's Cabaret International Inc.	64,211	543
	Winmark Corp.	9,411	540
*	Nathan's Famous Inc.	24,491	515
^,*	Hovnanian Enterprises Inc. Class A	350,203	508
*	New York & Co. Inc.	189,432	504
*	Shiloh Industries Inc.	59,757	501
*	Trans World Entertainment Corp.	194,782	491
^,*	Pandora Media Inc.	48,300	484
*	Carmike Cinemas Inc.	69,762	480
*	1-800-Flowers.com Inc. Class A	212,399	467
*	Charles & Colvard Ltd.	179,486	461
*	Sealy Corp.	268,101	461
*	Kid Brands Inc.	145,135	459
	Escalade Inc.	102,179	454
*	Furniture Brands International Inc.	356,226	438
	Insignia Systems Inc.	216,612	433
^,*	Media General Inc. Class A	105,734	430
*	Nautilus Inc.	243,823	427
*	Jamba Inc.	323,159	423
*	Perfumania Holdings Inc.	40,349	420
*	Motorcar Parts of America Inc.	54,410	408
*	Hollywood Media Corp.	319,378	406
*	Beasley Broadcasting Group Inc. Class A	128,060	405
*	Valuevision Media Inc. Class A	214,455	403
*	Dixie Group Inc.	131,974	389
*	J Alexander's Corp.	61,783	386
*	UQM Technologies Inc.	277,445	383
*	Morton's Restaurant Group Inc.	54,475	375
*	Bluegreen Corp.	133,007	374
*	Emerson Radio Corp.	234,156	372
*	Premier Exhibitions Inc.	149,316	366
^,*	Crown Media Holdings Inc. Class A	301,824	365
	Dover Downs Gaming & Entertainment Inc.	167,493	358
*	Cambium Learning Group Inc.	117,787	356
	Gaming Partners International Corp.	57,066	354
*	MTR Gaming Group Inc.	186,449	349
*	Full House Resorts Inc.	132,173	348
*	Navarre Corp.	223,103	344
^,*	Teavana Holdings Inc.	18,225	342
*	Ballantyne Strong Inc.	83,662	342
	Carriage Services Inc. Class A	60,392	338
	Strattec Security Corp.	16,776	335
*	Great Wolf Resorts Inc.	110,957	322
*	Forward Industries Inc.	190,865	319
*	Tower International Inc.	28,430	305
	Williams Controls Inc.	27,198	301
*	Stanley Furniture Co. Inc.	94,854	285
*	Duckwall-ALCO Stores Inc.	33,424	279
	Bon-Ton Stores Inc.	82,607	278
^,*	SuperMedia Inc.	104,100	275
*	School Specialty Inc.	109,842	275
*	Archipelago Learning Inc.	27,577	267

6

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
*	Kona Grill Inc.	41,737	255
*	Dover Motorsports Inc.	239,723	249
*	Century Casinos Inc.	96,100	249
	Skyline Corp.	56,925	248
^	Books-A-Million Inc.	101,558	243
*	Michael Kors Holdings Ltd.	8,884	242
*	Heelys Inc.	126,864	235
*	Nobility Homes Inc.	40,811	233
	Superior Uniform Group Inc.	17,995	224
^,*	Dial Global Inc.	66,392	212
*	ReachLocal Inc.	34,250	212
*	Joe's Jeans Inc.	408,251	209
*	Johnson Outdoors Inc. Class A	12,513	192
*	Lakes Entertainment Inc.	92,413	174
*	Empire Resorts Inc.	99,968	154
*	Emmis Communications Corp. Class A	231,813	153
	CPI Corp.	83,975	152
*	Gray Television Inc.	89,453	145
*	Golfsmith International Holdings Inc.	44,379	141
^,*	American Apparel Inc.	178,214	128
*	US Auto Parts Network Inc.	27,139	119
*	Harris Interactive Inc.	202,170	113
*	Adams Golf Inc.	17,592	108
*	Bluefly Inc.	46,169	100
*	Black Diamond Inc.	13,080	98
*	Dreams Inc.	44,337	95
*	Bidz.com Inc.	208,755	92
*	Radio One Inc. Class A	93,623	87
*	NTN Buzztime Inc.	287,989	72
	Lacrosse Footwear Inc.	5,533	70
	Einstein Noah Restaurant Group Inc.	4,400	70
*	Cosi Inc.	88,208	62
*	Princeton Review Inc.	689,156	62
*	Vitacost.com Inc.	9,447	59
^,*	Quantum Fuel Systems Technologies Worldwide Inc.	41,851	31
*	Radio One Inc.	25,533	26
*	Hallwood Group Inc.	1,737	16
*	Nevada Gold & Casinos Inc.	13,400	15
*	Meade Instruments Corp.	4,548	14
*	Spanish Broadcasting System Inc.	4,650	14
*	SPAR Group Inc.	13,306	13
*	Sport Chalet Inc. Class A	4,985	8
*	Entertainment Gaming Asia Inc.	35,584	8
*	Comstock Homebuilding Cos. Inc. Class A	5,000	5
*	Enova Systems Inc.	13,800	2
*	dELiA*s Inc.	500	1
*	Krispy Kreme Doughnuts Inc. Warrants Exp. 03/02/2012	5,255	—
*	Here Media Inc.	12,670	—
			2,661,185
Consumer Staples (3.8%)
	Bunge Ltd.	1,026,595	58,721
*	Hansen Natural Corp.	534,365	49,236
	Church & Dwight Co. Inc.	1,009,063	46,175
	Herbalife Ltd.	820,457	42,393
*	Green Mountain Coffee Roasters Inc.	916,150	41,089
*	Energizer Holdings Inc.	471,908	36,563
*	Ralcorp Holdings Inc.	388,927	33,253
	Corn Products International Inc.	534,568	28,113
*	Smithfield Foods Inc.	1,152,042	27,972
	Nu Skin Enterprises Inc. Class A	381,496	18,529
*	TreeHouse Foods Inc.	253,289	16,560
	Flowers Foods Inc.	796,020	15,108
	Ruddick Corp.	347,639	14,823
	Casey's General Stores Inc.	268,435	13,827

7

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
*	United Natural Foods Inc.	343,970	13,762
*	Hain Celestial Group Inc.	310,960	11,400
*	Darling International Inc.	826,118	10,979
	Lancaster Colony Corp.	140,432	9,738
	PriceSmart Inc.	128,775	8,961
	B&G Foods Inc. Class A	336,853	8,108
*	Fresh Market Inc.	196,561	7,843
	Universal Corp.	163,980	7,537
	Snyders-Lance Inc.	330,415	7,434
^	Vector Group Ltd.	415,359	7,377
	Fresh Del Monte Produce Inc.	293,673	7,345
	Sanderson Farms Inc.	132,669	6,651
*	Boston Beer Co. Inc. Class A	59,338	6,442
*	Elizabeth Arden Inc.	171,939	6,369
*	Rite Aid Corp.	4,636,972	5,843
	Andersons Inc.	130,863	5,713
	J&J Snack Foods Corp.	101,692	5,418
^	Diamond Foods Inc.	155,518	5,019
*	Heckmann Corp.	709,407	4,718
*	Spectrum Brands Holdings Inc.	170,091	4,661
	WD-40 Co.	113,044	4,568
	Tootsie Roll Industries Inc.	175,785	4,161
*	Prestige Brands Holdings Inc.	356,294	4,015
*	Winn-Dixie Stores Inc.	396,028	3,715
	Cal-Maine Foods Inc.	100,943	3,692
	Weis Markets Inc.	88,643	3,540
	Spartan Stores Inc.	185,839	3,438
*	Central Garden and Pet Co. Class A	383,417	3,190
*	Pilgrim's Pride Corp.	545,406	3,142
*	Chiquita Brands International Inc.	324,629	2,707
	Nash Finch Co.	88,394	2,588
*	Smart Balance Inc.	460,929	2,471
^,*	Central European Distribution Corp.	519,055	2,271
^,*	Dole Food Co. Inc.	259,360	2,243
	Calavo Growers Inc.	81,926	2,104
*	Pantry Inc.	170,824	2,045
*	Susser Holdings Corp.	89,809	2,031
	National Beverage Corp.	119,282	1,917
^,*	Star Scientific Inc.	821,775	1,791
*	Revlon Inc. Class A	118,582	1,763
	Inter Parfums Inc.	111,309	1,732
	Coca-Cola Bottling Co. Consolidated	29,560	1,731
*	Alliance One International Inc.	619,999	1,686
	Ingles Markets Inc. Class A	96,560	1,454
*	Medifast Inc.	100,435	1,378
*	USANA Health Sciences Inc.	45,325	1,377
	Village Super Market Inc. Class A	45,952	1,307
*	Seneca Foods Corp. Class A	50,390	1,301
	Oil-Dri Corp. of America	52,194	1,056
*	Omega Protein Corp.	125,728	896
*	Natural Alternatives International Inc.	100,999	891
*	Nutraceutical International Corp.	76,549	867
	United-Guardian Inc.	55,616	848
*	Schiff Nutrition International Inc.	75,425	807
	Limoneira Co.	46,809	792
	Rocky Mountain Chocolate Factory Inc.	92,684	792
^,*	Lifeway Foods Inc.	81,628	787
	Arden Group Inc.	8,034	723
	MGP Ingredients Inc.	142,498	718
*	Nature's Sunshine Products Inc.	45,113	700
	Alico Inc.	35,028	679
	Farmer Bros Co.	73,219	559
*	John B Sanfilippo & Son Inc.	69,944	527
^,*	Synutra International Inc.	99,615	504

8

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2011

		Market
		Value
	Shares	($000)
* Parlux Fragrances Inc.	89,346	456
Orchids Paper Products Co.	23,573	429
* Chefs' Warehouse Inc.	23,488	420
Female Health Co.	87,787	396
Imperial Sugar Co.	96,756	345
* Overhill Farms Inc.	87,975	326
* Physicians Formula Holdings Inc.	76,739	246
* Craft Brewers Alliance Inc.	36,791	222
* Crumbs Bake Shop Inc.	40,000	160
* Primo Water Corp.	41,926	127
* IGI Laboratories Inc.	77,819	90
Reliv International Inc.	44,259	58
* Mannatech Inc.	74,328	30
* Jones Soda Co.	43,561	16
* Inventure Foods Inc.	231	1
* Crystal Rock Holdings Inc.	600	—
		678,506
Energy (6.9%)
* Concho Resources Inc.	731,325	68,562
* Whiting Petroleum Corp.	827,923	38,656
Core Laboratories NV	328,971	37,486
Cimarex Energy Co.	604,765	37,435
Southern Union Co.	879,958	37,055
* Plains Exploration & Production Co.	994,535	36,519
Oceaneering International Inc.	762,061	35,154
HollyFrontier Corp.	1,467,451	34,338
SM Energy Co.	451,489	33,004
* Ultra Petroleum Corp.	1,077,248	31,919
* Oil States International Inc.	361,372	27,598
* Dresser-Rand Group Inc.	530,704	26,487
* Continental Resources Inc.	394,726	26,332
Energen Corp.	508,545	25,427
* SandRidge Energy Inc.	2,906,720	23,719
^ Kinder Morgan Inc.	698,219	22,462
Patterson-UTI Energy Inc.	1,088,580	21,750
Arch Coal Inc.	1,492,685	21,659
World Fuel Services Corp.	501,823	21,067
* McDermott International Inc.	1,657,858	19,082
* Complete Production Services Inc.	559,281	18,769
Tidewater Inc.	366,068	18,047
CARBO Ceramics Inc.	140,216	17,293
* Energy XXI Bermuda Ltd.	539,706	17,206
* Key Energy Services Inc.	1,063,213	16,448
* Rosetta Resources Inc.	374,059	16,272
* Superior Energy Services Inc.	563,296	16,020
* Dril-Quip Inc.	243,125	16,003
* Atwood Oceanics Inc.	398,728	15,865
* Cobalt International Energy Inc.	940,416	14,595
Lufkin Industries Inc.	214,970	14,470
Berry Petroleum Co. Class A	329,374	13,840
* SEACOR Holdings Inc.	153,250	13,633
* Unit Corp.	292,206	13,558
* Oasis Petroleum Inc.	417,541	12,146
Bristow Group Inc.	255,225	12,095
* Helix Energy Solutions Group Inc.	744,140	11,757
* CVR Energy Inc.	610,867	11,442
* McMoRan Exploration Co.	774,025	11,262
* Bill Barrett Corp.	330,455	11,259
EXCO Resources Inc.	1,061,043	11,088
* Forest Oil Corp.	789,392	10,696
* Northern Oil and Gas Inc.	445,672	10,687
* Gulfport Energy Corp.	314,585	9,265
* Stone Energy Corp.	345,834	9,123
* Swift Energy Co.	299,958	8,915

9

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
*	Cloud Peak Energy Inc.	430,390	8,315
	Targa Resources Corp.	197,192	8,024
*	SemGroup Corp. Class A	293,485	7,648
*	Hornbeck Offshore Services Inc.	239,789	7,438
*	Cheniere Energy Inc.	851,745	7,402
*	Carrizo Oil & Gas Inc.	278,373	7,335
*	Gulfmark Offshore Inc.	168,904	7,096
*	Newpark Resources Inc.	644,138	6,119
*	Parker Drilling Co.	826,580	5,927
*	Petroleum Development Corp.	166,916	5,860
*	Quicksilver Resources Inc.	846,991	5,683
	RPC Inc.	304,139	5,551
*	Approach Resources Inc.	187,868	5,525
*	ION Geophysical Corp.	896,947	5,498
*	Patriot Coal Corp.	645,419	5,467
	W&T Offshore Inc.	247,178	5,243
*	Contango Oil & Gas Co.	90,052	5,239
*	Comstock Resources Inc.	336,022	5,141
*	Tetra Technologies Inc.	544,488	5,086
*	Western Refining Inc.	378,611	5,032
^,*	Magnum Hunter Resources Corp.	911,587	4,913
^,*	Clean Energy Fuels Corp.	352,173	4,388
*	Hercules Offshore Inc.	974,273	4,326
*	Pioneer Drilling Co.	434,928	4,210
*	GeoResources Inc.	140,603	4,121
*	Basic Energy Services Inc.	207,376	4,085
*	Exterran Holdings Inc.	444,210	4,042
*	Energy Partners Ltd.	256,061	3,739
	Crosstex Energy Inc.	289,813	3,663
*	Rex Energy Corp.	247,716	3,656
	Gulf Island Fabrication Inc.	123,907	3,619
*	Clayton Williams Energy Inc.	41,980	3,185
*	Resolute Energy Corp.	277,328	2,995
^,*	Hyperdynamics Corp.	1,123,608	2,753
^,*	ATP Oil & Gas Corp.	373,504	2,749
*	Rentech Inc.	1,995,402	2,614
*	Vaalco Energy Inc.	420,418	2,539
^,*	Goodrich Petroleum Corp.	180,250	2,475
*	Mitcham Industries Inc.	112,443	2,456
*	OYO Geospace Corp.	31,717	2,453
*	Petroquest Energy Inc.	357,277	2,358
^,*	BPZ Resources Inc.	809,628	2,299
^,*	Abraxas Petroleum Corp.	657,536	2,170
*	Dawson Geophysical Co.	54,523	2,155
^	Overseas Shipholding Group Inc.	189,910	2,076
*	Matrix Service Co.	214,799	2,028
^,*	Harvest Natural Resources Inc.	274,637	2,027
*	Endeavour International Corp.	232,172	2,018
*	RAM Energy Resources Inc.	617,094	1,932
*	PHI Inc.	78,066	1,820
^,*	C&J Energy Services Inc.	86,476	1,810
	Penn Virginia Corp.	327,465	1,732
*	Warren Resources Inc.	528,221	1,722
^,*	James River Coal Co.	248,157	1,717
^,*	Uranium Energy Corp.	559,980	1,714
*	FX Energy Inc.	352,598	1,693
*	Triangle Petroleum Corp.	263,301	1,572
*	Cal Dive International Inc.	678,813	1,527
*	Vantage Drilling Co.	1,253,420	1,454
*	Callon Petroleum Co.	285,397	1,418
	Panhandle Oil and Gas Inc. Class A	42,834	1,405
*	Amyris Inc.	111,938	1,292
^,*	Houston American Energy Corp.	105,441	1,285
	Delek US Holdings Inc.	111,329	1,270

10

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
*	Willbros Group Inc.	342,085	1,255
*	Venoco Inc.	172,872	1,170
*	Westmoreland Coal Co.	91,233	1,163
*	Natural Gas Services Group Inc.	73,300	1,060
*	USEC Inc.	867,227	989
	Bolt Technology Corp.	83,555	956
*	Toreador Resources Corp.	185,583	956
^,*	Royale Energy Inc.	188,357	863
^,*	Uranium Resources Inc.	1,138,858	827
	Alon USA Energy Inc.	94,506	823
*	Evolution Petroleum Corp.	97,578	786
*	Union Drilling Inc.	122,791	766
*	Syntroleum Corp.	753,014	723
*	CREDO Petroleum Corp.	69,275	714
*	Green Plains Renewable Energy Inc.	71,623	699
*	Verenium Corp.	312,730	682
*	Double Eagle Petroleum Co.	93,748	645
*	REX American Resources Corp.	27,929	618
^,*	CAMAC Energy Inc.	554,532	560
^,*	Miller Energy Resources Inc.	195,420	545
*	Isramco Inc.	5,453	488
^,*	GMX Resources Inc.	362,542	453
*	TGC Industries Inc.	53,551	382
*	Global Geophysical Services Inc.	55,919	376
*	Crimson Exploration Inc.	131,147	375
*	Tengasco Inc.	525,387	371
	Hallador Energy Co.	34,061	338
^,*	KiOR Inc.	32,802	334
*	PHI Inc.	13,027	324
*	ENGlobal Corp.	128,031	270
*	Solazyme Inc.	22,300	265
*	Gevo Inc.	40,898	257
^,*	Zion Oil & Gas Inc.	111,054	245
*	HKN Inc.	107,664	229
^,*	BioFuel Energy Corp.	330,148	225
*	Gasco Energy Inc.	946,291	213
*	Saratoga Resources Inc.	21,400	156
*	Pyramid Oil Co.	37,508	152
*	Magellan Petroleum Corp.	146,032	141
*	GeoMet Inc.	138,562	129
*	FieldPoint Petroleum Corp.	29,713	127
*	Barnwell Industries Inc.	44,309	120
*	PostRock Energy Corp.	41,793	117
^,*	Lucas Energy Inc.	47,850	111
^,*	Pacific Ethanol Inc.	99,047	105
^,*	Voyager Oil & Gas Inc.	40,802	105
*	Geokinetics Inc.	45,035	97
*	RigNet Inc.	4,800	80
^,*	Tri-Valley Corp.	528,850	75
^,*	Cubic Energy Inc.	111,415	70
^,*	GreenHunter Energy Inc.	54,175	47
*	Delta Petroleum Corp.	336,918	32
*	GeoPetro Resources Co.	31,100	7
^,*	Zion Oil & Gas Inc. Warrants	12,066	5
			1,237,190
Financials (20.2%)
	General Growth Properties Inc.	4,156,344	62,428
	Digital Realty Trust Inc.	740,328	49,358
*	CIT Group Inc.	1,415,233	49,349
	Macerich Co.	930,710	47,094
	Federal Realty Investment Trust	447,903	40,647
	SL Green Realty Corp.	607,667	40,495
	UDR Inc.	1,545,031	38,780
	New York Community Bancorp Inc.	3,085,167	38,164

11

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2011

		Market
		Value
	Shares	($000)
Rayonier Inc.	852,669	38,055
* Affiliated Managers Group Inc.	375,675	36,046
Essex Property Trust Inc.	240,733	33,825
Realty Income Corp.	939,577	32,848
Everest Re Group Ltd.	378,854	31,858
Camden Property Trust	503,379	31,330
Alexandria Real Estate Equities Inc.	436,996	30,140
* Markel Corp.	67,844	28,133
* MSCI Inc. Class A	850,461	28,006
TD Ameritrade Holding Corp.	1,743,130	27,280
RenaissanceRe Holdings Ltd.	365,350	27,171
Reinsurance Group of America Inc. Class A	516,802	27,003
WR Berkley Corp.	783,340	26,939
BRE Properties Inc.	531,224	26,816
Arthur J Gallagher & Co.	798,732	26,710
Senior Housing Properties Trust	1,147,271	25,745
Taubman Centers Inc.	408,519	25,369
Liberty Property Trust	818,507	25,276
Fidelity National Financial Inc. Class A	1,545,914	24,626
Regency Centers Corp.	634,291	23,862
Cullen/Frost Bankers Inc.	432,049	22,860
Ares Capital Corp.	1,446,844	22,354
Raymond James Financial Inc.	720,021	22,292
Transatlantic Holdings Inc.	405,180	22,176
Lazard Ltd. Class A	848,221	22,147
HCC Insurance Holdings Inc.	801,856	22,051
Validus Holdings Ltd.	698,722	22,010
Duke Realty Corp.	1,783,992	21,497
White Mountains Insurance Group Ltd.	47,372	21,481
Commerce Bancshares Inc.	558,328	21,283
First Niagara Financial Group Inc.	2,452,876	21,168
American Campus Communities Inc.	499,872	20,975
Piedmont Office Realty Trust Inc. Class A	1,219,030	20,772
East West Bancorp Inc.	1,051,317	20,764
American Financial Group Inc.	543,236	20,040
Hospitality Properties Trust	871,241	20,021
BioMed Realty Trust Inc.	1,085,054	19,618
Home Properties Inc.	340,452	19,600
* Signature Bank	325,700	19,539
National Retail Properties Inc.	729,321	19,239
Equity Lifestyle Properties Inc.	287,823	19,195
Eaton Vance Corp.	809,904	19,146
Hancock Holding Co.	597,490	19,102
Jones Lang LaSalle Inc.	306,641	18,785
DDR Corp.	1,543,309	18,782
Weingarten Realty Investors	852,346	18,598
Brown & Brown Inc.	819,158	18,538
SEI Investments Co.	1,034,029	17,940
Tanger Factory Outlet Centers	611,480	17,929
ProAssurance Corp.	215,468	17,199
Delphi Financial Group Inc.	385,156	17,062
Allied World Assurance Co. Holdings AG	269,146	16,937
Assured Guaranty Ltd.	1,285,392	16,890
Old Republic International Corp.	1,802,359	16,708
Mid-America Apartment Communities Inc.	266,888	16,694
Douglas Emmett Inc.	901,551	16,444
CBL & Associates Properties Inc.	1,046,537	16,431
Mack-Cali Realty Corp.	614,732	16,407
CBOE Holdings Inc.	634,284	16,403
* American Capital Ltd.	2,434,101	16,382
Extra Space Storage Inc.	665,657	16,129
Post Properties Inc.	365,918	15,998
Kilroy Realty Corp.	412,363	15,699
Valley National Bancorp	1,253,482	15,506

12

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
	Highwoods Properties Inc.	511,941	15,189
	Alterra Capital Holdings Ltd.	632,889	14,955
	Waddell & Reed Financial Inc. Class A	601,755	14,905
	City National Corp.	330,237	14,590
*	SVB Financial Group	305,793	14,583
	Bank of Hawaii Corp.	327,685	14,579
	Entertainment Properties Trust	329,635	14,408
	LaSalle Hotel Properties	591,059	14,310
	Jefferies Group Inc.	1,028,379	14,140
	Omega Healthcare Investors Inc.	727,695	14,081
	Fulton Financial Corp.	1,410,127	13,833
	Associated Banc-Corp	1,223,913	13,671
	Capitol Federal Financial Inc.	1,181,503	13,635
	Erie Indemnity Co. Class A	171,794	13,427
	Prosperity Bancshares Inc.	330,857	13,350
	Aspen Insurance Holdings Ltd.	498,091	13,199
	Protective Life Corp.	584,160	13,179
	CapitalSource Inc.	1,938,113	12,985
	Colonial Properties Trust	616,471	12,860
*	First Republic Bank	418,238	12,802
	Washington Real Estate Investment Trust	466,126	12,749
	Alleghany Corp.	44,045	12,566
^,*	MBIA Inc.	1,049,360	12,162
*	Stifel Financial Corp.	379,137	12,151
	FirstMerit Corp.	770,592	11,659
	Mercury General Corp.	255,450	11,654
*	Forest City Enterprises Inc. Class A	978,574	11,567
	TCF Financial Corp.	1,112,317	11,479
	StanCorp Financial Group Inc.	311,844	11,460
	DiamondRock Hospitality Co.	1,181,853	11,393
	Hanover Insurance Group Inc.	316,709	11,069
	Trustmark Corp.	452,488	10,991
*	Ocwen Financial Corp.	756,304	10,951
	Endurance Specialty Holdings Ltd.	286,125	10,944
*	CNO Financial Group Inc.	1,716,461	10,831
	Corporate Office Properties Trust	508,056	10,801
	DuPont Fabros Technology Inc.	442,548	10,719
	Washington Federal Inc.	759,469	10,625
	Webster Financial Corp.	518,698	10,576
	Kemper Corp.	354,184	10,346
	FNB Corp.	904,370	10,228
	Healthcare Realty Trust Inc.	549,359	10,213
*	Popular Inc.	7,234,397	10,056
	BOK Financial Corp.	182,440	10,021
	Umpqua Holdings Corp.	808,352	10,015
	CommonWealth REIT	590,925	9,833
	Cash America International Inc.	206,598	9,634
^,*	St. Joe Co.	651,384	9,549
	First American Financial Corp.	744,311	9,430
	Susquehanna Bancshares Inc.	1,105,991	9,268
	CubeSmart	864,617	9,200
	Brandywine Realty Trust	956,733	9,089
	Primerica Inc.	389,873	9,061
^	United Bankshares Inc.	318,997	9,018
	Platinum Underwriters Holdings Ltd.	263,562	8,990
	Apollo Investment Corp.	1,390,883	8,957
	DCT Industrial Trust Inc.	1,738,556	8,901
	Iberiabank Corp.	180,289	8,888
	Potlatch Corp.	283,831	8,830
	Westamerica Bancorporation	200,980	8,823
*	LPL Investment Holdings Inc.	288,383	8,807
	National Health Investors Inc.	195,889	8,615
	RLI Corp.	117,648	8,572
	Northwest Bancshares Inc.	688,381	8,563

13

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2011

		Market
		Value
	Shares	($000)
UMB Financial Corp.	228,247	8,502
Sovran Self Storage Inc.	196,693	8,393
* Howard Hughes Corp.	189,816	8,384
Janus Capital Group Inc.	1,317,416	8,313
Cathay General Bancorp	555,313	8,291
EastGroup Properties Inc.	189,649	8,246
* Knight Capital Group Inc. Class A	695,464	8,220
* Portfolio Recovery Associates Inc.	120,883	8,162
* Ezcorp Inc. Class A	309,445	8,160
MarketAxess Holdings Inc.	269,542	8,116
* Texas Capital Bancshares Inc.	264,569	8,098
Synovus Financial Corp.	5,544,472	7,818
Old National Bancorp	669,082	7,795
Medical Properties Trust Inc.	781,411	7,713
BankUnited Inc.	350,597	7,710
Montpelier Re Holdings Ltd.	434,260	7,708
* World Acceptance Corp.	102,993	7,570
* First Cash Financial Services Inc.	212,493	7,456
Greenhill & Co. Inc.	204,252	7,429
^ First Financial Bankshares Inc.	222,192	7,428
National Penn Bancshares Inc.	868,264	7,328
PS Business Parks Inc.	131,184	7,272
Community Bank System Inc.	260,358	7,238
^ Prospect Capital Corp.	773,483	7,186
Equity One Inc.	420,392	7,138
Wintrust Financial Corp.	253,883	7,121
Lexington Realty Trust	946,709	7,091
Glimcher Realty Trust	758,477	6,978
Pebblebrook Hotel Trust	358,789	6,882
International Bancshares Corp.	374,853	6,873
First Financial Bancorp	411,802	6,852
* Sunstone Hotel Investors Inc.	838,471	6,834
Selective Insurance Group Inc.	383,278	6,796
Education Realty Trust Inc.	650,232	6,652
LTC Properties Inc.	214,177	6,610
MB Financial Inc.	386,276	6,605
* Altisource Portfolio Solutions SA	128,107	6,428
Argo Group International Holdings Ltd.	220,972	6,399
First Citizens BancShares Inc. Class A	36,379	6,366
* First Industrial Realty Trust Inc.	610,883	6,249
CVB Financial Corp.	620,204	6,221
* Strategic Hotels & Resorts Inc.	1,154,321	6,199
* Financial Engines Inc.	276,550	6,175
Glacier Bancorp Inc.	508,108	6,113
Acadia Realty Trust	300,110	6,044
Bank of the Ozarks Inc.	200,924	5,953
* Enstar Group Ltd.	58,997	5,794
Tower Group Inc.	281,900	5,686
BancorpSouth Inc.	511,866	5,641
Government Properties Income Trust	248,691	5,608
* DFC Global Corp.	310,464	5,607
Sun Communities Inc.	153,463	5,606
Park National Corp.	85,778	5,581
Symetra Financial Corp.	603,809	5,477
* Green Dot Corp. Class A	173,026	5,402
Columbia Banking System Inc.	278,558	5,368
Alexander's Inc.	14,424	5,337
First Midwest Bancorp Inc.	526,334	5,332
* MGIC Investment Corp.	1,422,516	5,306
Hersha Hospitality Trust Class A	1,069,362	5,218
* BBCN Bancorp Inc.	551,429	5,211
NBT Bancorp Inc.	234,115	5,181
Harleysville Group Inc.	90,484	5,119
CNA Financial Corp.	190,494	5,096

14

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2011

		Market
		Value
	Shares	($000)
Provident Financial Services Inc.	380,095	5,089
* TFS Financial Corp.	566,757	5,078
Franklin Street Properties Corp.	510,238	5,077
Astoria Financial Corp.	591,641	5,023
Fifth Street Finance Corp.	511,895	4,899
* Greenlight Capital Re Ltd. Class A	206,455	4,887
American Assets Trust Inc.	235,784	4,836
Associated Estates Realty Corp.	299,293	4,774
Infinity Property & Casualty Corp.	83,401	4,732
Cousins Properties Inc.	733,517	4,702
First Potomac Realty Trust	354,849	4,631
PrivateBancorp Inc. Class A	420,840	4,621
Evercore Partners Inc. Class A	173,049	4,607
* Investors Bancorp Inc.	337,696	4,552
PacWest Bancorp	236,659	4,485
Employers Holdings Inc.	246,426	4,458
American Equity Investment Life Holding Co.	420,971	4,378
Boston Private Financial Holdings Inc.	551,266	4,377
Safety Insurance Group Inc.	107,037	4,333
* PHH Corp.	398,440	4,263
Investors Real Estate Trust	580,153	4,232
Universal Health Realty Income Trust	107,791	4,204
* Sterling Financial Corp.	250,497	4,183
Independent Bank Corp.	153,191	4,181
Oritani Financial Corp.	326,358	4,168
Inland Real Estate Corp.	545,622	4,152
Chemical Financial Corp.	193,858	4,133
Pennsylvania Real Estate Investment Trust	394,438	4,118
Home Bancshares Inc.	158,618	4,110
Interactive Brokers Group Inc.	273,762	4,090
* State Bank Financial Corp.	270,211	4,083
Retail Opportunity Investments Corp.	344,738	4,082
Amtrust Financial Services Inc.	169,078	4,016
* Virtus Investment Partners Inc.	52,575	3,996
* National Financial Partners Corp.	292,787	3,958
Nelnet Inc. Class A	160,840	3,936
First Commonwealth Financial Corp.	742,672	3,906
* Pinnacle Financial Partners Inc.	241,683	3,903
Meadowbrook Insurance Group Inc.	363,092	3,878
Horace Mann Educators Corp.	282,546	3,874
S&T Bancorp Inc.	197,713	3,865
KBW Inc.	253,911	3,854
Ashford Hospitality Trust Inc.	481,775	3,854
Advance America Cash Advance Centers Inc.	425,128	3,805
* Forestar Group Inc.	249,734	3,778
Brookline Bancorp Inc.	447,007	3,773
American National Insurance Co.	51,127	3,734
* Navigators Group Inc.	78,253	3,731
Oriental Financial Group Inc.	307,617	3,725
Trustco Bank Corp. NY	657,288	3,687
WesBanco Inc.	187,660	3,654
* Western Alliance Bancorp	581,125	3,620
* Credit Acceptance Corp.	43,920	3,614
^ Cohen & Steers Inc.	124,436	3,596
City Holding Co.	105,615	3,579
FBL Financial Group Inc. Class A	102,768	3,496
RLJ Lodging Trust	205,553	3,459
Community Trust Bancorp Inc.	113,777	3,347
* PICO Holdings Inc.	160,690	3,307
BlackRock Kelso Capital Corp.	404,141	3,298
Simmons First National Corp. Class A	119,079	3,238
* Investment Technology Group Inc.	299,101	3,233
Chesapeake Lodging Trust	208,209	3,219
* Encore Capital Group Inc.	151,242	3,215

15

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
*	AMERISAFE Inc.	138,233	3,214
	Flushing Financial Corp.	252,301	3,187
	Maiden Holdings Ltd.	362,793	3,178
*	Citizens Republic Bancorp Inc.	276,230	3,149
	United Fire & Casualty Co.	152,171	3,071
	Saul Centers Inc.	86,220	3,054
	Duff & Phelps Corp. Class A	209,449	3,037
	BGC Partners Inc. Class A	509,358	3,026
^,*	iStar Financial Inc.	562,561	2,976
	PennantPark Investment Corp.	294,871	2,975
^	Main Street Capital Corp.	139,829	2,970
	Renasant Corp.	196,190	2,943
*	Safeguard Scientifics Inc.	185,727	2,933
	First Financial Corp.	87,473	2,911
	Hercules Technology Growth Capital Inc.	308,236	2,910
*	West Coast Bancorp	181,799	2,836
	National Interstate Corp.	113,370	2,797
	Dime Community Bancshares Inc.	220,968	2,784
*	Citizens Inc.	285,882	2,770
*	FelCor Lodging Trust Inc.	905,972	2,763
	Sabra Health Care REIT Inc.	223,837	2,706
	Flagstone Reinsurance Holdings SA	320,650	2,658
	Urstadt Biddle Properties Inc. Class A	146,977	2,657
	Berkshire Hills Bancorp Inc.	118,833	2,637
	Sandy Spring Bancorp Inc.	149,683	2,627
	Triangle Capital Corp.	136,502	2,610
*	HFF Inc. Class A	251,603	2,599
	SCBT Financial Corp.	87,547	2,540
	Washington Trust Bancorp Inc.	105,240	2,511
*	eHealth Inc.	170,499	2,506
	Getty Realty Corp.	179,574	2,505
*	Eagle Bancorp Inc.	168,221	2,446
	OneBeacon Insurance Group Ltd. Class A	157,637	2,426
	Excel Trust Inc.	201,090	2,413
	ViewPoint Financial Group	185,016	2,407
	MCG Capital Corp.	601,705	2,401
*	Ameris Bancorp	233,215	2,397
*	Hilltop Holdings Inc.	283,431	2,395
	Ramco-Gershenson Properties Trust	242,390	2,383
*	Hanmi Financial Corp.	321,244	2,377
*	Tejon Ranch Co.	96,733	2,368
*	INTL. FCStone Inc.	100,431	2,367
	Lakeland Financial Corp.	89,983	2,328
*	Wilshire Bancorp Inc.	638,709	2,319
*	Beneficial Mutual Bancorp Inc.	275,678	2,305
	Cardinal Financial Corp.	214,191	2,300
	National Western Life Insurance Co. Class A	16,850	2,294
	Campus Crest Communities Inc.	227,336	2,287
	Tompkins Financial Corp.	59,248	2,282
	Agree Realty Corp.	92,791	2,262
	Southside Bancshares Inc.	103,820	2,249
	Radian Group Inc.	955,827	2,237
	Winthrop Realty Trust	216,366	2,200
	Coresite Realty Corp.	123,023	2,192
	Great Southern Bancorp Inc.	91,588	2,161
	Bancfirst Corp.	55,638	2,089
*	Piper Jaffray Cos.	102,224	2,065
	First Busey Corp.	407,178	2,036
*	ICG Group Inc.	259,346	2,002
	MVC Capital Inc.	171,773	1,991
	Republic Bancorp Inc. Class A	86,809	1,988
	Monmouth Real Estate Investment Corp. Class A	215,560	1,972
	GAMCO Investors Inc.	45,163	1,964
*	NewStar Financial Inc.	190,768	1,940

16

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2011

		Market
		Value
	Shares	($000)
SY Bancorp Inc.	94,347	1,937
TICC Capital Corp.	222,088	1,921
German American Bancorp Inc.	105,239	1,914
* Virginia Commerce Bancorp Inc.	245,567	1,898
West Bancorporation Inc.	195,669	1,875
GFI Group Inc.	446,252	1,839
Arrow Financial Corp.	78,391	1,837
^ TowneBank	149,914	1,835
WSFS Financial Corp.	50,853	1,829
Calamos Asset Management Inc. Class A	145,703	1,823
Kearny Financial Corp.	188,508	1,791
Mission West Properties Inc.	198,110	1,787
* Global Indemnity plc	88,828	1,761
StellarOne Corp.	154,593	1,759
Summit Hotel Properties Inc.	185,139	1,748
Kite Realty Group Trust	383,169	1,728
One Liberty Properties Inc.	104,352	1,722
Tower Bancorp Inc.	60,234	1,719
OceanFirst Financial Corp.	131,365	1,717
Epoch Holding Corp.	77,011	1,712
Cogdell Spencer Inc.	402,363	1,710
Hudson Valley Holding Corp.	80,213	1,702
* 1st United Bancorp Inc.	304,841	1,692
Westfield Financial Inc.	229,776	1,691
Artio Global Investors Inc. Class A	345,479	1,686
Financial Institutions Inc.	103,124	1,664
Kennedy-Wilson Holdings Inc.	156,874	1,660
* Bancorp Inc.	227,940	1,648
* OmniAmerican Bancorp Inc.	104,472	1,640
* Taylor Capital Group Inc.	168,451	1,637
* Ladenburg Thalmann Financial Services Inc.	659,045	1,634
Baldwin & Lyons Inc.	74,603	1,626
* United Community Banks Inc.	230,708	1,613
United Financial Bancorp Inc.	99,597	1,603
National Bankshares Inc.	57,315	1,600
Univest Corp. of Pennsylvania	108,668	1,591
Camden National Corp.	48,723	1,588
Northfield Bancorp Inc.	112,157	1,588
Hudson Pacific Properties Inc.	110,943	1,571
Capital Southwest Corp.	19,242	1,569
Gladstone Commercial Corp.	89,376	1,569
Provident New York Bancorp	236,095	1,568
Federal Agricultural Mortgage Corp.	86,561	1,560
MainSource Financial Group Inc.	173,573	1,533
* Seacoast Banking Corp. of Florida	998,991	1,518
Stewart Information Services Corp.	129,539	1,496
1st Source Corp.	58,774	1,489
Parkway Properties Inc.	150,634	1,485
* Southwest Bancorp Inc.	249,168	1,485
Westwood Holdings Group Inc.	40,598	1,484
Sterling Bancorp	169,946	1,468
Rockville Financial Inc.	139,883	1,449
SeaBright Holdings Inc.	185,867	1,422
Presidential Life Corp.	142,312	1,422
Cedar Realty Trust Inc.	326,729	1,408
* Guaranty Bancorp	938,207	1,379
Lakeland Bancorp Inc.	158,065	1,363
* Metro Bancorp Inc.	161,943	1,357
Banner Corp.	79,071	1,356
Territorial Bancorp Inc.	68,635	1,356
SWS Group Inc.	197,248	1,355
Heartland Financial USA Inc.	87,709	1,345
* WisdomTree Investments Inc.	221,500	1,340
* Phoenix Cos. Inc.	794,652	1,335

17

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
	First Merchants Corp.	155,844	1,320
	Citizens & Northern Corp.	71,139	1,314
	CapLease Inc.	323,803	1,308
*	Park Sterling Corp.	320,430	1,307
	State Auto Financial Corp.	94,839	1,289
*	Cowen Group Inc. Class A	493,904	1,279
*	Doral Financial Corp.	1,332,064	1,273
	Oppenheimer Holdings Inc. Class A	78,958	1,271
	Merchants Bancshares Inc.	43,531	1,271
	Suffolk Bancorp	115,575	1,247
	Bryn Mawr Bank Corp.	62,914	1,226
	Edelman Financial Group Inc.	185,712	1,220
	Crawford & Co. Class B	197,436	1,216
	Arlington Asset Investment Corp. Class A	56,886	1,213
*	Sun Bancorp Inc.	500,073	1,210
	First Bancorp	108,266	1,207
	Century Bancorp Inc. Class A	42,522	1,201
*	First California Financial Group Inc.	367,075	1,197
	Peoples Bancorp Inc.	80,600	1,194
	Kohlberg Capital Corp.	187,409	1,183
*	Heritage Commerce Corp.	246,111	1,167
	ESSA Bancorp Inc.	111,135	1,164
*	Meridian Interstate Bancorp Inc.	93,129	1,159
*	BofI Holding Inc.	71,202	1,157
	Penns Woods Bancorp Inc.	29,801	1,156
	CoBiz Financial Inc.	200,096	1,155
	Heritage Financial Corp.	91,347	1,147
	Union First Market Bankshares Corp.	86,040	1,143
	Northrim BanCorp Inc.	65,237	1,142
	Apollo Residential Mortgage Inc.	74,627	1,139
	Enterprise Financial Services Corp.	75,906	1,123
	Asta Funding Inc.	139,237	1,111
	Bank Mutual Corp.	349,377	1,111
	First Interstate Bancsystem Inc.	83,850	1,093
	Gladstone Investment Corp.	150,167	1,092
*	Gramercy Capital Corp.	434,160	1,085
*	First Financial Northwest Inc.	183,724	1,082
^,*	Macatawa Bank Corp.	473,200	1,079
	Diamond Hill Investment Group Inc.	14,550	1,076
	ESB Financial Corp.	76,262	1,073
	Consolidated-Tomoka Land Co.	39,532	1,070
	Donegal Group Inc. Class B	63,194	1,059
	Home Federal Bancorp Inc.	101,725	1,058
*	Walker & Dunlop Inc.	82,711	1,039
	First Connecticut Bancorp Inc.	79,712	1,037
	Trico Bancshares	72,677	1,033
	FXCM Inc. Class A	105,297	1,027
*	Franklin Financial Corp.	86,177	1,020
*	Gleacher & Co. Inc.	600,340	1,009
	First of Long Island Corp.	38,011	1,000
*	NewBridge Bancorp	256,631	993
*	Cape Bancorp Inc.	126,195	991
*	Bridge Capital Holdings	94,703	985
	Gladstone Capital Corp.	129,013	984
	Thomas Properties Group Inc.	293,023	976
*	Netspend Holdings Inc.	120,224	975
	Eastern Insurance Holdings Inc.	67,713	965
	Terreno Realty Corp.	63,463	961
	STAG Industrial Inc.	83,357	956
	NGP Capital Resources Co.	132,303	951
	First Community Bancshares Inc.	75,903	947
	Medallion Financial Corp.	83,053	945
*	Tree.com Inc.	168,581	942
	Kansas City Life Insurance Co.	28,615	939

18

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
	First Bancorp Inc.	61,084	939
	Center Bancorp Inc.	96,047	938
*	Harris & Harris Group Inc.	268,790	930
	Clifton Savings Bancorp Inc.	99,139	920
	Chatham Lodging Trust	85,318	920
	MicroFinancial Inc.	156,934	907
*	American Safety Insurance Holdings Ltd.	41,346	899
	Parkvale Financial Corp.	36,069	887
	EMC Insurance Group Inc.	43,053	886
	Pzena Investment Management Inc. Class A	204,114	884
	Capital City Bank Group Inc.	91,697	876
	American National Bankshares Inc.	44,832	874
^,*	First BanCorp	248,041	866
	Washington Banking Co.	71,376	850
*	Pacific Capital Bancorp NA	29,934	845
*	Chicopee Bancorp Inc.	60,346	845
	Bancorp Rhode Island Inc.	20,979	833
	First Financial Holdings Inc.	93,161	832
	Fox Chase Bancorp Inc.	64,911	820
*	Flagstar Bancorp Inc.	1,620,067	818
	State Bancorp Inc.	66,661	813
	Pulaski Financial Corp.	111,667	794
*	Pacific Mercantile Bancorp	242,654	791
	Life Partners Holdings Inc.	119,318	771
*	Unity Bancorp Inc.	118,580	759
*	Mercantile Bank Corp.	76,811	753
	BankFinancial Corp.	133,941	739
	Centerstate Banks Inc.	111,030	735
	CNB Financial Corp.	46,397	732
	Bank of Marin Bancorp	19,463	732
	Bridge Bancorp Inc.	35,723	711
	Marlin Business Services Corp.	55,088	700
	TF Financial Corp.	30,391	689
	Nicholas Financial Inc.	53,212	682
	Provident Financial Holdings Inc.	72,199	674
	Meta Financial Group Inc.	41,575	674
*	Gyrodyne Co. of America Inc.	6,599	671
	Indiana Community Bancorp	45,107	660
	Urstadt Biddle Properties Inc.	38,700	652
*	AmeriServ Financial Inc.	334,099	652
*	Intervest Bancshares Corp. Class A	235,347	643
*	MetroCorp Bancshares Inc.	99,966	635
	US Global Investors Inc. Class A	103,065	621
	UMH Properties Inc.	65,898	614
	Pacific Continental Corp.	67,217	595
	JMP Group Inc.	82,133	587
	Golub Capital BDC Inc.	37,676	584
	Donegal Group Inc. Class A	41,165	583
	MutualFirst Financial Inc.	80,909	577
*	MPG Office Trust Inc.	288,542	574
	Tortoise Capital Resources Corp.	70,633	569
	Kaiser Federal Financial Group Inc.	43,008	551
*	Firstcity Financial Corp.	66,475	534
	Fidelity Southern Corp.	87,594	533
*	First South Bancorp Inc.	164,921	528
	PMC Commercial Trust	75,358	527
*	Asset Acceptance Capital Corp.	130,270	509
*	FBR & Co.	243,475	499
	Alliance Financial Corp.	16,140	498
*	Republic First Bancorp Inc.	334,169	498
*	Encore Bancshares Inc.	36,752	497
	Ocean Shore Holding Co.	48,711	497
	BCB Bancorp Inc.	48,443	489
	QC Holdings Inc.	120,949	486

19

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
*	Capital Bank Corp.	234,237	471
	Universal Insurance Holdings Inc.	128,326	459
	Middleburg Financial Corp.	31,977	456
*	Louisiana Bancorp Inc.	28,368	450
*	Preferred Bank	59,157	444
*	Riverview Bancorp Inc.	185,747	440
	Peapack Gladstone Financial Corp.	40,500	435
*	United Community Financial Corp.	333,093	423
	Roma Financial Corp.	41,866	412
	New Hampshire Thrift Bancshares Inc.	35,977	407
	Sierra Bancorp	46,020	405
^,*	BankAtlantic Bancorp Inc. Class A	117,470	397
	Ames National Corp.	20,345	397
	CFS Bancorp Inc.	89,674	388
	Citizens Holding Co.	21,654	387
*	21st Century Holding Co.	130,272	386
	Ohio Valley Banc Corp.	20,524	382
*	Timberland Bancorp Inc.	97,888	377
*	First Marblehead Corp.	321,542	376
*	Avatar Holdings Inc.	51,475	370
*	Yadkin Valley Financial Corp.	215,267	366
^,*	United Security Bancshares	163,912	359
	Orrstown Financial Services Inc.	43,313	357
	Peoples Bancorp of North Carolina Inc.	64,718	355
	First Defiance Financial Corp.	24,265	354
*	Maui Land & Pineapple Co. Inc.	83,003	346
*	CompuCredit Holdings Corp.	90,356	334
*	NASB Financial Inc.	30,671	328
	Independence Holding Co.	39,315	320
^,*	Cascade Bancorp	72,215	316
	Bar Harbor Bankshares	10,334	310
	Shore Bancshares Inc.	58,298	300
*	Tower Financial Corp.	34,884	295
*	WSB Holdings Inc.	125,752	293
	Citizens South Banking Corp.	81,810	292
*	Waterstone Financial Inc.	145,322	279
*	First United Corp.	78,120	261
*	ZipRealty Inc.	226,755	256
*	Pacific Premier Bancorp Inc.	40,214	255
*	BRT Realty Trust	39,982	253
*	North Valley Bancorp	26,395	253
*	Peoples Federal Bancshares Inc.	16,733	238
	Firstbank Corp.	46,094	235
*	MBT Financial Corp.	221,345	235
*	Hallmark Financial Services	32,820	229
	VIST Financial Corp.	37,845	229
*	American River Bankshares	50,181	228
	Hawthorn Bancshares Inc.	36,925	226
	Prudential Bancorp Inc. of Pennsylvania	41,906	217
*	Stratus Properties Inc.	27,459	216
	Beacon Federal Bancorp Inc.	15,539	216
*	Southern National Bancorp of Virginia Inc.	35,075	214
	Heritage Financial Group Inc.	18,756	208
*	First Acceptance Corp.	147,108	200
	United Security Bancshares	48,284	196
*	PVF Capital Corp.	128,899	189
	Hampden Bancorp Inc.	15,838	187
	Bank of Kentucky Financial Corp.	9,078	182
	Bank of Commerce Holdings	53,698	180
*	Summit Financial Group Inc.	63,467	173
*	Investors Capital Holdings Ltd.	41,950	172
*	Jefferson Bancshares Inc.	70,123	172
	Investors Title Co.	4,773	171
	Norwood Financial Corp.	6,139	169

20

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
	First Pactrust Bancorp Inc.	16,312	167
*	Guaranty Federal Bancshares Inc.	27,970	159
*	Farmers Capital Bank Corp.	34,103	153
	Federal Agricultural Mortgage Corp. Class A	12,788	152
*	Independent Bank Corp.	101,623	140
*	BancTrust Financial Group Inc.	111,463	138
*	Southern Community Financial Corp.	116,600	136
	MidWestOne Financial Group Inc.	9,269	136
*	Supertel Hospitality Inc.	210,925	135
*	Colony Bankcorp Inc.	59,023	133
	Old Point Financial Corp.	12,762	128
*	Southcoast Financial Corp.	100,892	128
*	Community Bankers Trust Corp.	107,210	123
*	Penson Worldwide Inc.	105,802	123
*	OBA Financial Services Inc.	8,489	122
*	Savannah Bancorp Inc.	24,266	120
^,*	Old Second Bancorp Inc.	89,701	119
*	Connecticut Bank & Trust Co.	14,898	119
*	Camco Financial Corp.	90,601	115
	FedFirst Financial Corp.	7,882	108
*	Imperial Holdings Inc.	57,141	107
	First Citizens Banc Corp.	25,479	103
^,*	Premierwest Bancorp	127,874	102
	MidSouth Bancorp Inc.	7,606	99
*	Consumer Portfolio Services Inc.	106,778	96
*	HMN Financial Inc.	45,747	94
*	BCSB Bancorp Inc.	8,358	90
	Harleysville Savings Financial Corp.	6,073	87
*	Xenith Bankshares Inc.	21,975	82
	MHI Hospitality Corp.	34,074	81
*	Herald National Bank	22,500	79
	Monarch Financial Holdings Inc.	9,557	74
*	BSB Bancorp Inc.	6,785	72
^,*	Hampton Roads Bankshares Inc.	24,797	68
*	First Savings Financial Group Inc.	3,846	65
	Codorus Valley Bancorp Inc.	7,375	62
^,*	Princeton National Bancorp Inc.	38,572	58
*	Parke Bancorp Inc.	10,596	57
	Enterprise Bancorp Inc.	3,947	56
*	Royal Bancshares of Pennsylvania Inc.	39,973	53
*	1st Constitution Bancorp	7,514	52
*	Atlantic Coast Financial Corp.	17,372	49
	Peoples Financial Corp.	4,686	48
*	Brooklyn Federal Bancorp Inc.	54,847	47
*	Southern First Bancshares Inc.	6,182	44
	Presidential Realty Corp. Class B	46,000	41
*	United Bancshares Inc.	5,802	40
*	Premier Financial Bancorp Inc.	8,894	40
	Porter Bancorp Inc.	13,428	39
*	First Security Group Inc.	15,041	37
	First Bancshares Inc.	4,635	35
	Fidus Investment Corp.	2,715	35
*	PMI Group Inc.	1,295,522	35
*	Heritage Oaks Bancorp	9,919	34
*	First Financial Service Corp.	22,276	34
	Kentucky First Federal Bancorp	3,587	33
*	Northern States Financial Corp.	36,253	33
	United Bancorp Inc.	3,747	32
*	Berkshire Bancorp Inc.	4,317	31
	BNC Bancorp	3,655	27
	Horizon Bancorp	1,444	25
*	Grubb & Ellis Co.	177,968	23
*	Rodman & Renshaw Capital Group Inc.	55,007	23
	Gain Capital Holdings Inc.	3,337	22

21

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2011

		Market
		Value
	Shares	($000)
* 1st Century Bancshares Inc.	5,905	21
Saratoga Investment Corp.	1,483	18
Britton & Koontz Capital Corp.	2,350	18
* Alliance Bankshares Corp.	4,900	17
* Citizens Community Bancorp Inc.	3,172	16
* Community Partners Bancorp	3,193	15
* Rurban Financial Corp.	5,340	14
* Green Bankshares Inc.	11,044	14
* Rand Capital Corp.	4,050	13
* First Capital Bancorp Inc.	5,724	12
* Sussex Bancorp	2,400	10
First West Virginia Bancorp	681	10
Mid Penn Bancorp Inc.	1,284	10
Oconee Federal Financial Corp.	792	10
First Capital Inc.	510	9
Southwest Georgia Financial Corp.	1,100	9
* Commercefirst Bancorp Inc.	700	9
* New Century Bancorp Inc.	4,584	9
* Magyar Bancorp Inc.	3,686	9
* Newport Bancorp Inc.	688	9
* Tennessee Commerce Bancorp Inc.	105,463	8
Cheviot Financial Corp.	1,010	8
* Wolverine Bancorp Inc.	492	7
* Central Valley Community Bancorp	1,274	7
* Severn Bancorp Inc.	2,800	7
* Valley Financial Corp.	1,148	6
* Oak Valley Bancorp	807	5
* Western Liberty Bancorp	2,000	5
C&F Financial Corp.	200	5
* Jacksonville Bancorp Inc.	1,210	4
* Affirmative Insurance Holdings Inc.	7,091	4
* Eastern Virginia Bankshares Inc.	1,559	3
Greene County Bancorp Inc.	180	3
* Village Bank and Trust Financial Corp.	2,400	3
* Siebert Financial Corp.	1,336	2
HF Financial Corp.	173	2
* CIFC Corp.	307	2
Oneida Financial Corp.	152	1
* Community Financial Corp.	300	1
* First Federal Bancshares of Arkansas Inc.	200	1
Glen Burnie Bancorp	100	1
Laporte Bancorp Inc.	100	1
* Anchor Bancorp Inc.	100	1
* American Spectrum Realty Inc.	100	—
* Transcontinental Realty Investors Inc.	100	—
* Ohio Legacy Corp.	100	—
		3,606,046
Health Care (11.3%)
* Alexion Pharmaceuticals Inc.	1,305,947	93,375
* Pharmasset Inc.	534,350	68,504
* Vertex Pharmaceuticals Inc.	1,471,134	48,856
* Henry Schein Inc.	637,404	41,068
* Mettler-Toledo International Inc.	222,831	32,914
* Hologic Inc.	1,855,902	32,497
* IDEXX Laboratories Inc.	396,094	30,483
* Regeneron Pharmaceuticals Inc.	535,434	29,679
* Endo Pharmaceuticals Holdings Inc.	824,081	28,456
Omnicare Inc.	806,478	27,783
* BioMarin Pharmaceutical Inc.	805,583	27,696
Universal Health Services Inc. Class B	680,912	26,460
* ResMed Inc.	1,037,571	26,354
* Illumina Inc.	856,596	26,109
* Healthspring Inc.	473,426	25,821
* Allscripts Healthcare Solutions Inc.	1,337,169	25,326

22

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2011

		Market
		Value
	Shares	($000)
* Mednax Inc.	344,992	24,843
* HCA Holdings Inc.	1,108,512	24,421
Cooper Cos. Inc.	336,782	23,750
* Salix Pharmaceuticals Ltd.	416,990	19,953
* AMERIGROUP Corp.	337,427	19,935
* Onyx Pharmaceuticals Inc.	448,838	19,726
* Covance Inc.	428,585	19,595
* Gen-Probe Inc.	328,099	19,397
* HMS Holdings Corp.	599,915	19,185
* Questcor Pharmaceuticals Inc.	442,424	18,396
* Catalyst Health Solutions Inc.	352,858	18,349
Techne Corp.	261,045	17,819
* Health Net Inc.	585,201	17,802
Teleflex Inc.	287,260	17,606
* United Therapeutics Corp.	366,225	17,304
* Cubist Pharmaceuticals Inc.	434,364	17,210
Lincare Holdings Inc.	624,605	16,059
* WellCare Health Plans Inc.	301,914	15,850
* Cepheid Inc.	451,823	15,547
Medicis Pharmaceutical Corp. Class A	445,136	14,801
Hill-Rom Holdings Inc.	435,271	14,664
* Thoratec Corp.	422,752	14,188
* Centene Corp.	355,334	14,068
* Alere Inc.	606,711	14,009
* Viropharma Inc.	497,663	13,631
* Incyte Corp. Ltd.	891,008	13,374
* Bio-Rad Laboratories Inc. Class A	138,880	13,338
* Health Management Associates Inc. Class A	1,791,477	13,203
* Sirona Dental Systems Inc.	291,400	12,833
* LifePoint Hospitals Inc.	339,831	12,625
* Brookdale Senior Living Inc. Class A	725,108	12,610
* Myriad Genetics Inc.	597,749	12,517
Owens & Minor Inc.	447,605	12,439
* athenahealth Inc.	249,308	12,246
STERIS Corp.	408,985	12,196
* VCA Antech Inc.	611,762	12,082
* Alkermes plc	685,759	11,905
* HealthSouth Corp.	672,099	11,876
* Amylin Pharmaceuticals Inc.	1,032,084	11,745
* Seattle Genetics Inc.	697,832	11,664
* Ariad Pharmaceuticals Inc.	937,416	11,483
* Align Technology Inc.	482,192	11,440
* Medivation Inc.	246,446	11,364
* Community Health Systems Inc.	639,138	11,153
* Haemonetics Corp.	176,363	10,797
* Theravance Inc.	486,640	10,755
* Human Genome Sciences Inc.	1,402,021	10,361
Quality Systems Inc.	278,372	10,297
* Zoll Medical Corp.	156,450	9,885
* Magellan Health Services Inc.	197,360	9,763
* Charles River Laboratories International Inc.	349,027	9,539
* Impax Laboratories Inc.	468,891	9,458
West Pharmaceutical Services Inc.	238,162	9,038
* PSS World Medical Inc.	372,190	9,003
* Volcano Corp.	371,611	8,841
* PAREXEL International Corp.	417,784	8,665
* Par Pharmaceutical Cos. Inc.	253,766	8,306
* Bruker Corp.	654,851	8,133
* Dendreon Corp.	1,051,849	7,994
* Masimo Corp.	423,782	7,918
Chemed Corp.	140,443	7,192
* Medicines Co.	375,076	6,991
* Jazz Pharmaceuticals Inc.	175,858	6,793
* Auxilium Pharmaceuticals Inc.	339,738	6,771

23

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
*	Air Methods Corp.	80,007	6,757
*	Acorda Therapeutics Inc.	280,359	6,684
^,*	MAKO Surgical Corp.	259,021	6,530
*	Ironwood Pharmaceuticals Inc.	531,543	6,363
*	Insulet Corp.	334,950	6,307
*	Immunogen Inc.	540,232	6,256
*	Arthrocare Corp.	194,498	6,162
*	Vivus Inc.	628,192	6,125
^,*	Accretive Health Inc.	263,813	6,062
*	MWI Veterinary Supply Inc.	89,879	5,972
*	Cyberonics Inc.	175,754	5,888
*	HeartWare International Inc.	83,485	5,760
*	Amsurg Corp. Class A	221,210	5,760
*	Luminex Corp.	267,726	5,684
*	NxStage Medical Inc.	315,818	5,615
*	Halozyme Therapeutics Inc.	579,096	5,507
	Meridian Bioscience Inc.	291,626	5,494
*	Momenta Pharmaceuticals Inc.	311,657	5,420
*	Pharmacyclics Inc.	364,354	5,400
*	IPC The Hospitalist Co. Inc.	116,170	5,311
*	SonoSite Inc.	98,295	5,294
*	Akorn Inc.	475,483	5,287
*	Spectrum Pharmaceuticals Inc.	356,475	5,215
*	Inhibitex Inc.	474,511	5,191
*	Isis Pharmaceuticals Inc.	703,542	5,073
*	CONMED Corp.	197,410	5,068
*	Neogen Corp.	165,336	5,066
	Analogic Corp.	86,345	4,949
*	InterMune Inc.	384,678	4,847
*	Opko Health Inc.	964,246	4,725
*	Micromet Inc.	650,503	4,677
*	Wright Medical Group Inc.	278,294	4,592
*	Team Health Holdings Inc.	207,702	4,584
*	Orthofix International NV	129,762	4,572
*	Nektar Therapeutics	807,042	4,515
*	Molina Healthcare Inc.	201,229	4,493
*	DexCom Inc.	476,357	4,435
*	Hanger Orthopedic Group Inc.	236,191	4,414
*	Exelixis Inc.	917,750	4,346
*	Kindred Healthcare Inc.	367,510	4,326
*	Integra LifeSciences Holdings Corp.	139,913	4,314
*	ABIOMED Inc.	231,976	4,285
*	Abaxis Inc.	152,810	4,228
*	Endologix Inc.	358,353	4,114
*	Optimer Pharmaceuticals Inc.	329,511	4,033
*	NPS Pharmaceuticals Inc.	610,755	4,025
	Computer Programs & Systems Inc.	78,179	3,996
*	Rigel Pharmaceuticals Inc.	501,839	3,960
*	Merit Medical Systems Inc.	295,710	3,957
*	AVEO Pharmaceuticals Inc.	228,705	3,934
	Universal American Corp.	307,261	3,905
*	ICU Medical Inc.	86,567	3,896
*	Omnicell Inc.	234,215	3,869
*	NuVasive Inc.	297,766	3,749
*	Emeritus Corp.	209,387	3,666
*	Greatbatch Inc.	165,493	3,657
*	OraSure Technologies Inc.	399,395	3,638
*	Exact Sciences Corp.	443,243	3,599
*	Genomic Health Inc.	141,502	3,593
*	Idenix Pharmaceuticals Inc.	481,215	3,583
	Invacare Corp.	225,538	3,448
	Landauer Inc.	66,317	3,415
*	Neurocrine Biosciences Inc.	396,630	3,371
*	Curis Inc.	707,918	3,313

24

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
*	MedAssets Inc.	352,486	3,261
*	PharMerica Corp.	207,415	3,149
*	Sequenom Inc.	701,668	3,122
*	Corvel Corp.	60,262	3,116
*	Quidel Corp.	204,178	3,089
*	Dynavax Technologies Corp.	914,754	3,037
	National Healthcare Corp.	70,745	2,964
*	Conceptus Inc.	229,567	2,902
*	Hi-Tech Pharmacal Co. Inc.	73,833	2,871
*	Bio-Reference Labs Inc.	173,934	2,830
*	AMAG Pharmaceuticals Inc.	145,210	2,746
*	Medidata Solutions Inc.	123,746	2,691
*	MedQuist Holdings Inc.	279,081	2,685
*	Triple-S Management Corp. Class B	129,502	2,593
*	Vical Inc.	586,533	2,587
*	AngioDynamics Inc.	172,413	2,553
*	Sunrise Senior Living Inc.	393,969	2,553
*	Enzon Pharmaceuticals Inc.	381,015	2,553
	Ensign Group Inc.	103,999	2,548
*	Staar Surgical Co.	242,058	2,539
*	Select Medical Holdings Corp.	292,416	2,480
*	Affymetrix Inc.	597,052	2,442
*	Achillion Pharmaceuticals Inc.	312,951	2,385
*	Lexicon Pharmaceuticals Inc.	1,833,847	2,366
*	Emergent Biosolutions Inc.	139,421	2,348
	Assisted Living Concepts Inc. Class A	156,362	2,328
	US Physical Therapy Inc.	118,017	2,323
*	Depomed Inc.	442,308	2,291
*	Amedisys Inc.	209,377	2,284
^,*	Oncothyreon Inc.	299,590	2,271
*	Arena Pharmaceuticals Inc.	1,194,833	2,234
	Cantel Medical Corp.	77,080	2,153
*	Ligand Pharmaceuticals Inc. Class B	180,304	2,140
*	HealthStream Inc.	113,566	2,095
*	American Dental Partners Inc.	110,919	2,089
*	Alnylam Pharmaceuticals Inc.	255,656	2,084
*	ExamWorks Group Inc.	217,361	2,061
^,*	AVANIR Pharmaceuticals Inc.	998,363	2,047
	Atrion Corp.	8,277	1,988
*	Symmetry Medical Inc.	247,195	1,975
*	Chelsea Therapeutics International Ltd.	381,630	1,958
*	BioScrip Inc.	357,895	1,954
*	Natus Medical Inc.	205,553	1,938
*	MAP Pharmaceuticals Inc.	147,095	1,937
*	Immunomedics Inc.	575,708	1,917
*	Spectranetics Corp.	263,650	1,904
*	Arqule Inc.	329,917	1,861
*	SurModics Inc.	122,711	1,799
^,*	MannKind Corp.	694,735	1,737
*	Synovis Life Technologies Inc.	58,545	1,629
*	Merge Healthcare Inc.	334,036	1,620
*	Sciclone Pharmaceuticals Inc.	377,469	1,619
*	Metropolitan Health Networks Inc.	214,772	1,604
*	Healthways Inc.	232,932	1,598
^,*	ZIOPHARM Oncology Inc.	361,312	1,593
^,*	Keryx Biopharmaceuticals Inc.	628,574	1,590
*	Accuray Inc.	372,732	1,577
*	Columbia Laboratories Inc.	622,601	1,557
*	Synergetics USA Inc.	209,490	1,546
*	LHC Group Inc.	120,154	1,542
*	Kensey Nash Corp.	79,775	1,531
*	ISTA Pharmaceuticals Inc.	212,386	1,497
*	eResearchTechnology Inc.	318,968	1,496
*	Geron Corp.	1,005,456	1,488

25

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
*	Ardea Biosciences Inc.	87,961	1,479
*	Progenics Pharmaceuticals Inc.	171,671	1,466
*	Gentiva Health Services Inc.	215,517	1,455
*	RTI Biologics Inc.	327,409	1,454
*	Dyax Corp.	1,066,134	1,450
*	Providence Service Corp.	104,084	1,432
*	Vascular Solutions Inc.	128,599	1,431
*	Palomar Medical Technologies Inc.	152,561	1,419
^,*	Savient Pharmaceuticals Inc.	635,883	1,418
*	Raptor Pharmaceutical Corp.	226,080	1,415
*	Maxygen Inc.	250,549	1,411
^,*	Neoprobe Corp.	532,534	1,395
*	Transcend Services Inc.	58,224	1,382
^,*	Cell Therapeutics Inc.	1,151,333	1,336
*	Antares Pharma Inc.	594,950	1,309
*	Array Biopharma Inc.	590,462	1,275
*	Vanguard Health Systems Inc.	121,773	1,245
*	Capital Senior Living Corp.	156,643	1,244
*	Vanda Pharmaceuticals Inc.	253,043	1,204
*	Cambrex Corp.	167,711	1,204
*	Dusa Pharmaceuticals Inc.	274,523	1,202
*	Affymax Inc.	181,089	1,197
*	AtriCure Inc.	103,255	1,146
*	Corcept Therapeutics Inc.	329,667	1,127
^,*	Apricus Biosciences Inc.	216,816	1,119
^,*	Delcath Systems Inc.	364,317	1,111
*	IRIS International Inc.	118,263	1,106
*	Cross Country Healthcare Inc.	195,904	1,087
*	Almost Family Inc.	65,218	1,081
*	Harvard Bioscience Inc.	277,189	1,073
*	AMN Healthcare Services Inc.	237,323	1,051
*	CryoLife Inc.	218,893	1,051
*	Cadence Pharmaceuticals Inc.	264,663	1,045
*	Furiex Pharmaceuticals Inc.	62,237	1,040
*	Infinity Pharmaceuticals Inc.	116,679	1,031
*	Solta Medical Inc.	325,207	1,021
*	Medtox Scientific Inc.	72,142	1,014
*	Five Star Quality Care Inc.	334,038	1,002
^,*	Biolase Technology Inc.	388,677	999
*	Targacept Inc.	179,040	997
^,*	Biotime Inc.	169,903	987
*	Mediware Information Systems	76,577	982
*	Repligen Corp.	282,028	979
*	Santarus Inc.	295,501	978
*	Cerus Corp.	348,574	976
*	Fluidigm Corp.	73,100	962
*	Novavax Inc.	757,833	955
*	Alphatec Holdings Inc.	550,223	946
*	Pain Therapeutics Inc.	248,056	943
*	XenoPort Inc.	244,750	933
*	Chindex International Inc.	109,390	932
*	Cutera Inc.	122,814	915
*	Sangamo Biosciences Inc.	321,257	912
^,*	Metabolix Inc.	186,734	850
*	Anika Therapeutics Inc.	86,318	846
*	AVI BioPharma Inc.	1,130,678	842
*	Synta Pharmaceuticals Corp.	177,206	828
*	Allos Therapeutics Inc.	578,213	821
*	Durect Corp.	686,642	810
	Psychemedics Corp.	88,560	806
*	RadNet Inc.	373,069	795
*	Anthera Pharmaceuticals Inc.	128,207	787
^,*	KV Pharmaceutical Co. Class A	552,247	773
	LeMaitre Vascular Inc.	130,255	771

26

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
*	Zalicus Inc.	636,836	771
*	Obagi Medical Products Inc.	75,516	767
*	Cynosure Inc. Class A	64,913	763
	Young Innovations Inc.	25,517	756
^,*	MELA Sciences Inc.	204,040	753
^,*	Cytori Therapeutics Inc.	332,919	732
^,*	Synageva BioPharma Corp.	27,012	719
*	Osiris Therapeutics Inc.	131,869	706
*	Nabi Biopharmaceuticals	372,124	700
*	Codexis Inc.	131,278	696
^,*	Aastrom Biosciences Inc.	381,111	694
*	Simulations Plus Inc.	231,260	691
^,*	Peregrine Pharmaceuticals Inc.	663,416	683
*	Pozen Inc.	171,176	676
^,*	BioCryst Pharmaceuticals Inc.	273,472	675
*	Hansen Medical Inc.	260,585	672
^,*	Alexza Pharmaceuticals Inc.	801,629	665
*	Sun Healthcare Group Inc.	170,621	662
*	Skilled Healthcare Group Inc.	118,019	644
*	Alliance HealthCare Services Inc.	504,688	636
*	Exactech Inc.	38,285	631
^,*	Cel-Sci Corp.	2,174,698	630
*	Tornier NV	34,600	623
^,*	SIGA Technologies Inc.	246,747	622
*	PDI Inc.	95,770	618
*	Endocyte Inc.	163,381	614
*	Medical Action Industries Inc.	116,500	609
*	Sucampo Pharmaceuticals Inc. Class A	136,686	606
*	Digirad Corp.	308,665	605
*	Pacira Pharmaceuticals Inc.	69,345	600
*	Orexigen Therapeutics Inc.	367,616	592
*	Myrexis Inc.	205,574	551
^,*	PharmAthene Inc.	424,795	539
	National Research Corp.	13,741	533
*	Cardiovascular Systems Inc.	53,734	529
*	Repros Therapeutics Inc.	105,196	507
*	GTx Inc.	150,248	505
^,*	Biosante Pharmaceuticals Inc.	1,002,902	504
*	Albany Molecular Research Inc.	171,453	502
*	Theragenics Corp.	293,457	493
^,*	Stereotaxis Inc.	592,107	488
^,*	Acura Pharmaceuticals Inc.	139,249	486
*	Enzo Biochem Inc.	216,125	484
*	PhotoMedex Inc.	37,366	482
*	Astex Pharmaceuticals	248,075	469
*	Sagent Pharmaceuticals Inc.	22,228	467
*	Rochester Medical Corp.	55,759	462
*	Cytokinetics Inc.	471,830	453
^,*	XOMA Ltd.	391,797	451
^,*	Rockwell Medical Technologies Inc.	53,069	450
*	Celldex Therapeutics Inc.	172,689	449
*	Cleveland Biolabs Inc.	154,701	442
*	Iridex Corp.	115,515	432
^,*	Oculus Innovative Sciences Inc.	407,988	428
^,*	Transcept Pharmaceuticals Inc.	53,884	422
*	Aegerion Pharmaceuticals Inc.	24,520	410
*	SRI/Surgical Express Inc.	95,914	408
*	LCA-Vision Inc.	138,137	401
*	Biospecifics Technologies Corp.	23,943	398
^,*	BSD Medical Corp.	166,410	394
^,*	Neuralstem Inc.	400,761	387
*	Insmed Inc.	126,345	385
*	Heska Corp.	52,377	382
*	Acadia Pharmaceuticals Inc.	351,365	379

27

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
^,*	Sunesis Pharmaceuticals Inc.	295,948	346
^,*	Arrowhead Research Corp.	81,803	343
*	OncoGenex Pharmaceutical Inc.	28,078	330
*	Strategic Diagnostics Inc.	178,155	328
*	CardioNet Inc.	136,897	324
*	Unilife Corp.	103,678	323
^,*	Neostem Inc.	629,165	319
*	GenVec Inc.	135,631	316
*	Adolor Corp. Rights Exp. 7/1/2019	596,841	310
^,*	Ampio Pharmaceuticals Inc.	70,179	300
*	Pacific Biosciences of California Inc.	106,297	298
*	Uroplasty Inc.	69,575	296
*	EnteroMedics Inc.	172,787	294
^,*	Hemispherx Biopharma Inc.	1,503,111	293
*	Icad Inc.	506,872	289
^,*	Rexahn Pharmaceuticals Inc.	767,592	289
*	CytRx Corp.	1,059,571	287
*	BioMimetic Therapeutics Inc.	98,625	281
^,*	Opexa Therapeutics Inc.	300,852	280
	Utah Medical Products Inc.	10,271	277
*	Cyclacel Pharmaceuticals Inc.	465,833	275
*	Bovie Medical Corp.	126,896	269
^,*	Adeona Pharmaceuticals Inc.	207,067	261
*	Hooper Holmes Inc.	434,507	261
*	Cardica Inc.	113,992	245
*	Acadia Healthcare Co. Inc.	24,358	243
*	Urologix Inc.	217,218	235
^,*	Somaxon Pharmaceuticals Inc.	492,889	222
*	Inovio Pharmaceuticals Inc.	514,246	221
*	Discovery Laboratories Inc.	123,419	209
*	Ventrus Biosciences Inc.	25,401	203
*	Agenus Inc.	98,951	198
*	Derma Sciences Inc.	25,622	194
*	CombiMatrix Corp.	96,249	193
*	Omeros Corp.	45,697	181
*	Zeltiq Aesthetics Inc.	14,823	168
*	Idera Pharmaceuticals Inc.	151,065	160
^,*	Galena Biopharma Inc.	339,939	159
*	Threshold Pharmaceuticals Inc.	123,402	151
^,*	IsoRay Inc.	223,799	148
*	Bacterin International Holdings Inc.	51,434	147
*	Nanosphere Inc.	96,268	142
*	Synergy Pharmaceuticals Inc.	39,242	138
*	TranS1 Inc.	66,872	125
*	Forest Laboratories Inc. Contingent Value Rights Exp. 4/14/2018	131,308	125
*	Catalyst Pharmaceutical Partners Inc.	95,995	124
*	DynaVox Inc. Class A	33,501	122
*	Lannett Co. Inc.	26,203	116
*	pSivida Corp.	101,728	113
*	Cornerstone Therapeutics Inc.	20,142	113
*	Sharps Compliance Corp.	27,370	112
^,*	Bioanalytical Systems Inc.	86,496	108
*	ThermoGenesis Corp.	145,627	103
*	Anacor Pharmaceuticals Inc.	16,321	101
*	StemCells Inc.	120,004	99
*	SunLink Health Systems Inc.	59,900	98
*	PURE Bioscience Inc.	296,629	96
*	Vision Sciences Inc.	48,335	91
*	Escalon Medical Corp.	91,117	91
^,*	Cardium Therapeutics Inc.	306,488	89
*	Athersys Inc.	47,348	82
*	Integramed America Inc.	10,244	80
*	BioDelivery Sciences International Inc.	97,520	79
*	Telik Inc.	441,006	75

28

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
*	MediciNova Inc.	43,242	74
*	Retractable Technologies Inc.	62,606	74
*	Entremed Inc.	75,130	74
*	Biodel Inc.	118,421	73
*	ProPhase Labs Inc.	52,086	63
*	Angeion Corp.	11,993	63
^,*	Oxygen Biotherapeutics Inc.	43,608	62
*	Cumberland Pharmaceuticals Inc.	11,569	62
*	American Caresource Holdings Inc.	154,700	62
^,*	ARCA Biopharma Inc.	61,940	61
^,*	Bionovo Inc.	260,990	61
*	AspenBio Pharma Inc.	61,772	60
^,*	Celsion Corp.	34,473	59
*	ADVENTRX Pharmaceuticals Inc.	99,772	58
*	Amicus Therapeutics Inc.	13,613	47
*	VirtualScopics Inc.	51,303	46
^,*	OXiGENE Inc.	41,123	41
*	NuPathe Inc.	13,702	25
*	IVAX Diagnostics Inc.	54,515	24
*	Poniard Pharmaceuticals Inc.	9,213	20
*	CAS Medical Systems Inc.	10,998	19
*	Complete Genomics Inc.	5,678	17
*	iBio Inc.	19,595	16
*	TearLab Corp.	13,744	15
*	Neurometrix Inc.	10,509	13
*	Horizon Pharma Inc.	2,799	11
	Ligand Pharmaceuticals Inc. General Contingent Value Rights	395,811	11
*	GenMark Diagnostics Inc.	2,500	10
^,*	Ligand Pharmaceuticals Inc. Roche Contingent Value Rights	395,811	10
*	Pernix Therapeutics Holdings	1,100	10
*	Palatin Technologies Inc.	24,919	10
*	NeurogesX Inc.	11,710	10
^,*	Marina Biotech Inc.	9,229	8
*	Zogenix Inc.	3,260	7
*	Tengion Inc.	15,300	7
*	DARA Biosciences Inc.	5,069	6
^,*	Ligand Pharmaceuticals Inc. Glucagon Contingent Value Rights	395,811	6
*	Ligand Pharmaceuticals Inc. TR Beta Contingent Value Rights	395,811	6
*	Alimera Sciences Inc.	2,500	3
*	Trius Therapeutics Inc.	400	3
*	Allied Healthcare Products	366	1
*	BG Medicine Inc.	222	1
*	Luna Innovations Inc.	292	1
*	ULURU Inc.	1,914	—
*	World Heart Corp.	1,127	—
*	Senesco Technologies Inc.	500	—
*	Accelr8 Technology Corp.	100	—
			2,015,955
Industrials (15.1%)
*	Kansas City Southern	774,790	52,693
*	Delta Air Lines Inc.	5,966,420	48,268
	AMETEK Inc.	1,129,330	47,545
*	United Continental Holdings Inc.	2,330,233	43,971
*	Verisk Analytics Inc. Class A	992,049	39,811
	Donaldson Co. Inc.	525,662	35,787
*	IHS Inc. Class A	344,000	29,639
*	AGCO Corp.	685,523	29,457
	KBR Inc.	1,049,977	29,263
	JB Hunt Transport Services Inc.	633,986	28,574
*	BE Aerospace Inc.	727,550	28,163
	Hubbell Inc. Class B	415,198	27,760
	Gardner Denver Inc.	356,818	27,496
*	TransDigm Group Inc.	276,991	26,502
	Chicago Bridge & Iron Co. NV	698,713	26,411

29

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2011

		Market
		Value
	Shares	($000)
Waste Connections Inc.	789,045	26,149
* Kirby Corp.	392,655	25,852
* Hertz Global Holdings Inc.	2,116,165	24,801
* Owens Corning	852,649	24,488
Wabtec Corp.	338,426	23,673
Pentair Inc.	695,244	23,145
Lincoln Electric Holdings Inc.	591,141	23,125
MSC Industrial Direct Co. Inc. Class A	323,143	23,121
Timken Co.	592,343	22,930
IDEX Corp.	588,587	21,842
Towers Watson & Co. Class A	363,495	21,784
SPX Corp.	359,750	21,682
* Clean Harbors Inc.	333,145	21,231
Manpower Inc.	575,552	20,576
Kennametal Inc.	560,492	20,469
* Babcock & Wilcox Co.	832,264	20,091
* WABCO Holdings Inc.	462,826	20,087
* Thomas & Betts Corp.	367,182	20,048
* URS Corp.	561,616	19,724
* Navistar International Corp.	511,942	19,392
Carlisle Cos. Inc.	430,509	19,072
* Alaska Air Group Inc.	250,583	18,816
* Fortune Brands Home & Security Inc.	1,097,527	18,691
* Genesee & Wyoming Inc. Class A	298,487	18,082
* Nielsen Holdings NV	608,153	18,056
* Copart Inc.	376,263	18,019
Triumph Group Inc.	304,651	17,807
CLARCOR Inc.	354,356	17,714
Nordson Corp.	420,608	17,321
Woodward Inc.	422,903	17,309
Graco Inc.	420,975	17,214
Trinity Industries Inc.	565,238	16,991
* Hexcel Corp.	694,561	16,815
* AECOM Technology Corp.	813,652	16,737
* WESCO International Inc.	305,138	16,175
* Spirit Aerosystems Holdings Inc. Class A	775,789	16,121
Crane Co.	344,575	16,095
* Sensata Technologies Holding NV	608,664	15,996
Landstar System Inc.	330,863	15,855
* Foster Wheeler AG	824,754	15,786
Acuity Brands Inc.	296,727	15,727
Robbins & Myers Inc.	323,807	15,721
Regal-Beloit Corp.	292,943	14,931
Valmont Industries Inc.	158,686	14,407
* Dollar Thrifty Automotive Group Inc.	204,810	14,390
GATX Corp.	328,796	14,355
* Teledyne Technologies Inc.	260,783	14,304
* Corrections Corp. of America	701,892	14,298
* Moog Inc. Class A	319,104	14,018
* Oshkosh Corp.	644,906	13,788
* Old Dominion Freight Line Inc.	332,267	13,467
Covanta Holding Corp.	971,333	13,298
Alliant Techsystems Inc.	232,475	13,288
Watsco Inc.	200,365	13,156
Toro Co.	216,367	13,125
* United Rentals Inc.	442,020	13,062
ITT Corp.	654,365	12,649
EMCOR Group Inc.	470,710	12,620
* Middleby Corp.	131,974	12,411
* Polypore International Inc.	282,107	12,410
* Shaw Group Inc.	459,416	12,358
* GrafTech International Ltd.	902,966	12,325
Lennox International Inc.	363,800	12,278
* FTI Consulting Inc.	289,109	12,264

30

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
*	Esterline Technologies Corp.	216,066	12,093
	Alexander & Baldwin Inc.	294,182	12,009
*	CoStar Group Inc.	178,799	11,931
	Exelis Inc.	1,302,246	11,785
	Harsco Corp.	569,460	11,719
	Brady Corp. Class A	369,766	11,674
	Curtiss-Wright Corp.	329,473	11,640
	Con-way Inc.	392,290	11,439
*	Chart Industries Inc.	207,882	11,240
*	Acacia Research - Acacia Technologies	302,836	11,057
	Actuant Corp. Class A	486,353	11,035
	AO Smith Corp.	274,322	11,006
	Belden Inc.	328,770	10,941
^	HEICO Corp.	185,670	10,858
*	Huntington Ingalls Industries Inc.	344,457	10,775
*	Terex Corp.	774,277	10,460
	Applied Industrial Technologies Inc.	296,339	10,422
	Mueller Industries Inc.	269,860	10,368
	Rollins Inc.	454,317	10,095
	United Stationers Inc.	301,251	9,809
	UTi Worldwide Inc.	725,603	9,643
	Simpson Manufacturing Co. Inc.	285,559	9,612
*	Tetra Tech Inc.	441,457	9,531
*	General Cable Corp.	368,411	9,214
*	RSC Holdings Inc.	490,958	9,083
	Corporate Executive Board Co.	235,141	8,959
	Brink's Co.	330,687	8,889
*	EnerSys	336,789	8,746
*	HUB Group Inc. Class A	265,027	8,595
*	Advisory Board Co.	115,666	8,584
	Manitowoc Co. Inc.	931,308	8,559
	Healthcare Services Group Inc.	471,422	8,339
	HNI Corp.	316,597	8,263
	Deluxe Corp.	358,826	8,167
	Barnes Group Inc.	332,477	8,016
*	Avis Budget Group Inc.	741,721	7,951
	Raven Industries Inc.	127,605	7,899
	Herman Miller Inc.	411,200	7,587
*	MasTec Inc.	435,955	7,573
	Werner Enterprises Inc.	313,806	7,563
*	JetBlue Airways Corp.	1,443,017	7,504
*	Geo Group Inc.	442,190	7,407
	Mine Safety Appliances Co.	217,380	7,200
*	Atlas Air Worldwide Holdings Inc.	185,940	7,146
*	II-VI Inc.	385,394	7,076
	Watts Water Technologies Inc. Class A	205,337	7,025
	ABM Industries Inc.	338,574	6,981
	Kaydon Corp.	227,015	6,924
^,*	Colfax Corp.	237,196	6,755
*	Beacon Roofing Supply Inc.	325,315	6,581
*	Armstrong World Industries Inc.	148,588	6,519
*	RBC Bearings Inc.	155,991	6,505
	Knight Transportation Inc.	414,989	6,490
	Forward Air Corp.	201,851	6,469
^,*	USG Corp.	616,398	6,263
*	Huron Consulting Group Inc.	159,921	6,195
	Unifirst Corp.	108,005	6,128
*	Orbital Sciences Corp.	415,227	6,033
	Granite Construction Inc.	245,615	5,826
*	US Airways Group Inc.	1,145,532	5,808
	Heartland Express Inc.	406,170	5,804
	Titan International Inc.	298,011	5,799
	Franklin Electric Co. Inc.	132,843	5,787
*	Korn/Ferry International	337,312	5,755

31

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2011

		Market
		Value
	Shares	($000)
* Allegiant Travel Co. Class A	106,535	5,683
* DigitalGlobe Inc.	326,835	5,592
Briggs & Stratton Corp.	353,171	5,471
ESCO Technologies Inc.	188,321	5,420
* Air Lease Corp.	223,791	5,306
AAR Corp.	273,919	5,251
Tennant Co.	133,128	5,175
* Generac Holdings Inc.	181,520	5,088
Kaman Corp.	185,692	5,073
Knoll Inc.	337,816	5,017
* Blount International Inc.	343,655	4,990
McGrath Rentcorp	171,995	4,986
* Dycom Industries Inc.	238,088	4,981
Lindsay Corp.	89,526	4,914
Cubic Corp.	111,719	4,870
* EnPro Industries Inc.	146,429	4,829
* Rush Enterprises Inc. Class A	230,137	4,814
Aircastle Ltd.	378,283	4,812
Interface Inc. Class A	407,613	4,704
* Seaboard Corp.	2,304	4,691
Albany International Corp.	198,673	4,593
* Ceradyne Inc.	171,099	4,582
* Greenbrier Cos. Inc.	187,888	4,562
TAL International Group Inc.	158,314	4,558
* Astec Industries Inc.	141,159	4,547
Amerco Inc.	51,398	4,544
Steelcase Inc. Class A	606,078	4,521
SkyWest Inc.	357,473	4,501
* Swift Transportation Co.	541,480	4,462
* SYKES Enterprises Inc.	279,715	4,380
* Mobile Mini Inc.	248,356	4,334
* Exponent Inc.	93,760	4,310
American Science & Engineering Inc.	63,155	4,301
CIRCOR International Inc.	121,654	4,296
Universal Forest Products Inc.	138,689	4,281
Sun Hydraulics Corp.	181,001	4,241
* Aegion Corp. Class A	275,977	4,233
* Navigant Consulting Inc.	368,957	4,210
* Team Inc.	137,828	4,100
NACCO Industries Inc. Class A	45,191	4,032
AZZ Inc.	88,552	4,024
Insperity Inc.	158,179	4,010
* Aerovironment Inc.	125,513	3,950
* TrueBlue Inc.	283,998	3,942
Quanex Building Products Corp.	261,657	3,930
G&K Services Inc. Class A	133,109	3,875
* Wabash National Corp.	482,965	3,786
* ACCO Brands Corp.	391,891	3,782
* Consolidated Graphics Inc.	75,798	3,660
* Altra Holdings Inc.	190,898	3,595
* Meritor Inc.	667,183	3,549
Resources Connection Inc.	333,654	3,533
* GeoEye Inc.	156,965	3,488
National Presto Industries Inc.	37,140	3,476
Arkansas Best Corp.	180,396	3,476
* Interline Brands Inc.	222,547	3,465
* ICF International Inc.	138,495	3,432
* Trimas Corp.	189,929	3,409
Comfort Systems USA Inc.	317,833	3,407
Encore Wire Corp.	130,509	3,380
Gorman-Rupp Co.	124,295	3,375
* KAR Auction Services Inc.	249,538	3,369
* Layne Christensen Co.	138,846	3,360
Cascade Corp.	68,741	3,243

32

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
	Heidrick & Struggles International Inc.	150,081	3,233
	John Bean Technologies Corp.	206,496	3,174
	Standex International Corp.	92,041	3,145
	AAON Inc.	151,858	3,112
*	Sauer-Danfoss Inc.	84,929	3,075
	Griffon Corp.	326,496	2,981
*	Kforce Inc.	237,286	2,926
*	On Assignment Inc.	254,876	2,850
*	Gibraltar Industries Inc.	201,819	2,817
^,*	Swisher Hygiene Inc.	747,978	2,797
*	MYR Group Inc.	144,936	2,774
	Mueller Water Products Inc. Class A	1,119,025	2,730
	Primoris Services Corp.	182,232	2,721
	US Ecology Inc.	144,598	2,716
	Kelly Services Inc. Class A	198,336	2,713
*	Tutor Perini Corp.	218,937	2,702
*	DXP Enterprises Inc.	83,204	2,679
*	Accuride Corp.	374,411	2,666
*	Taser International Inc.	509,023	2,606
	Apogee Enterprises Inc.	207,987	2,550
	HEICO Corp. Class A	64,750	2,548
	Ennis Inc.	190,737	2,543
*	Kadant Inc.	110,813	2,505
*	H&E Equipment Services Inc.	183,599	2,464
	Quad/Graphics Inc.	170,317	2,442
	Viad Corp.	139,548	2,439
*	Trex Co. Inc.	105,696	2,421
	Twin Disc Inc.	66,145	2,402
	Houston Wire & Cable Co.	173,456	2,397
*	Titan Machinery Inc.	106,651	2,318
*	Astronics Corp.	64,699	2,317
*	GenCorp Inc.	434,963	2,314
*	Pendrell Corp.	891,799	2,283
*	RailAmerica Inc.	151,385	2,254
*	InnerWorkings Inc.	237,642	2,212
	Great Lakes Dredge & Dock Corp.	396,844	2,206
*	FreightCar America Inc.	105,272	2,205
*	Mistras Group Inc.	86,334	2,201
*	Global Power Equipment Group Inc.	91,743	2,179
*	Nortek Inc.	83,100	2,174
	Marten Transport Ltd.	119,470	2,149
^,*	Capstone Turbine Corp.	1,783,970	2,069
*	CBIZ Inc.	337,858	2,064
	Celadon Group Inc.	171,895	2,030
	Dynamic Materials Corp.	102,101	2,020
	LB Foster Co. Class A	71,171	2,013
*	Hawaiian Holdings Inc.	338,613	1,964
*	Powell Industries Inc.	61,961	1,938
*	Dolan Co.	222,108	1,892
	SeaCube Container Leasing Ltd.	126,520	1,874
*	Air Transport Services Group Inc.	396,050	1,869
	CDI Corp.	134,255	1,854
*	Standard Parking Corp.	103,528	1,850
	Federal Signal Corp.	441,974	1,834
	Graham Corp.	81,273	1,824
^,*	Odyssey Marine Exploration Inc.	660,072	1,809
*	Spirit Airlines Inc.	115,671	1,804
*	Furmanite Corp.	282,240	1,781
*	Columbus McKinnon Corp.	135,825	1,724
	Douglas Dynamics Inc.	117,342	1,716
*	PMFG Inc.	86,847	1,694
*	Northwest Pipe Co.	72,801	1,664
	Multi-Color Corp.	63,879	1,644
*	Pacer International Inc.	296,807	1,588

33

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
*	EnergySolutions Inc.	504,827	1,560
*	Kratos Defense & Security Solutions Inc.	254,201	1,518
*	Park-Ohio Holdings Corp.	84,635	1,510
*	CRA International Inc.	75,739	1,503
*	Lydall Inc.	157,436	1,494
*	Commercial Vehicle Group Inc.	163,419	1,477
*	Wesco Aircraft Holdings Inc.	103,729	1,451
	Barrett Business Services Inc.	71,480	1,427
	Vicor Corp.	173,948	1,385
*	EnerNOC Inc.	127,028	1,381
*	LMI Aerospace Inc.	77,895	1,367
*	WCA Waste Corp.	204,513	1,331
	Aceto Corp.	192,735	1,330
*	American Railcar Industries Inc.	55,139	1,319
*	Cenveo Inc.	384,877	1,309
	Ampco-Pittsburgh Corp.	67,074	1,297
	American Woodmark Corp.	93,551	1,278
*	GP Strategies Corp.	94,344	1,272
*	NCI Building Systems Inc.	114,832	1,248
*	AT Cross Co. Class A	108,916	1,229
*	Sterling Construction Co. Inc.	113,765	1,225
*	Orion Marine Group Inc.	182,961	1,217
	Insteel Industries Inc.	109,527	1,204
	Miller Industries Inc.	76,309	1,200
	NL Industries Inc.	91,584	1,188
*	Quality Distribution Inc.	105,447	1,186
*	CAI International Inc.	76,187	1,178
^,*	American Superconductor Corp.	317,401	1,171
*	Michael Baker Corp.	58,650	1,150
*	American Reprographics Co.	250,535	1,150
*	Saia Inc.	92,100	1,149
^,*	A123 Systems Inc.	703,337	1,132
	Schawk Inc. Class A	95,910	1,075
	Preformed Line Products Co.	17,564	1,048
	Kimball International Inc. Class B	205,726	1,043
	Universal Truckload Services Inc.	57,102	1,036
*	Casella Waste Systems Inc. Class A	160,494	1,027
*	Flow International Corp.	292,797	1,025
*	Coleman Cable Inc.	116,503	1,014
*	CPI Aerostructures Inc.	86,135	1,012
^,*	Valence Technology Inc.	1,006,506	986
*	NN Inc.	163,862	983
	Intersections Inc.	88,345	980
^,*	FuelCell Energy Inc.	1,120,458	977
*	USA Truck Inc.	126,101	975
*	Pike Electric Corp.	134,582	968
^,*	Genco Shipping & Trading Ltd.	142,592	964
	International Shipholding Corp.	51,110	955
*	Thermon Group Holdings Inc.	52,260	921
	Alamo Group Inc.	33,637	906
	SIFCO Industries Inc.	45,385	905
*	Franklin Covey Co.	106,508	902
*	Energy Recovery Inc.	348,103	898
*	Ameresco Inc. Class A	64,152	880
	US Home Systems Inc.	128,047	852
	Ceco Environmental Corp.	149,340	844
	Argan Inc.	52,684	801
	VSE Corp.	32,581	791
*	Republic Airways Holdings Inc.	230,205	790
	Ducommun Inc.	61,824	788
	Met-Pro Corp.	85,557	773
*	Willis Lease Finance Corp.	64,920	773
*	Hudson Highland Group Inc.	160,453	769
*	Fuel Tech Inc.	115,791	762

34

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
	Baltic Trading Ltd.	158,384	752
*	Patriot Transportation Holding Inc.	34,575	750
*	Roadrunner Transportation Systems Inc.	51,021	721
	LSI Industries Inc.	119,141	715
*	Hill International Inc.	138,438	712
	Ecology and Environment Inc.	43,997	711
*	Hurco Cos. Inc.	32,873	690
^,*	Satcon Technology Corp.	1,141,575	685
*	PAM Transportation Services Inc.	69,068	656
	Courier Corp.	54,176	635
*	RPX Corp.	48,900	619
	Allied Motion Technologies Inc.	108,757	613
	Eastern Co.	28,442	572
*	Builders FirstSource Inc.	278,472	568
*	Metalico Inc.	172,521	568
*	Active Power Inc.	845,278	558
*	Zipcar Inc.	40,700	546
*	TRC Cos. Inc.	88,921	534
	Hardinge Inc.	66,164	533
*	Key Technology Inc.	38,493	498
	Acorn Energy Inc.	81,046	490
*	Tecumseh Products Co. Class A	103,316	486
*	Xerium Technologies Inc.	74,016	484
	LS Starrett Co. Class A	36,454	468
	Lawson Products Inc.	29,791	460
*	PowerSecure International Inc.	92,088	456
*	Broadwind Energy Inc.	651,257	443
*	Perma-Fix Environmental Services	272,842	423
*	BlueLinx Holdings Inc.	280,454	421
*	Ultralife Corp.	92,464	372
*	Innovative Solutions & Support Inc.	106,654	367
*	Omega Flex Inc.	24,937	352
*	Magnetek Inc.	40,363	348
	Standard Register Co.	147,041	343
^,*	Ocean Power Technologies Inc.	124,314	336
*	Eagle Bulk Shipping Inc.	346,376	326
*	Mfri Inc.	45,123	313
*	Supreme Industries Inc. Class A	122,226	307
	Providence and Worcester Railroad Co.	26,738	305
	Virco Manufacturing	188,287	303
*	KEYW Holding Corp.	40,470	299
*	Hudson Technologies Inc.	212,882	298
*	Orion Energy Systems Inc.	95,135	281
*	Gencor Industries Inc.	37,710	262
*	API Technologies Corp.	81,600	259
*	TMS International Corp. Class A	25,100	248
*	Astronics Corp. Class B	6,551	237
*	Heritage-Crystal Clean Inc.	12,603	209
^,*	Arotech Corp.	169,158	201
*	American Electric Technologies Inc.	36,998	186
*	Baldwin Technology Co. Inc. Class A	206,023	186
*	Integrated Electrical Services Inc.	93,324	179
*	Lime Energy Co.	55,552	177
^,*	Plug Power Inc.	77,081	157
*	Frozen Food Express Industries	115,868	149
*	Pinnacle Airlines Corp.	174,176	143
*	Rand Logistics Inc.	21,248	138
*	Sypris Solutions Inc.	29,285	116
*	Covenant Transportation Group Inc. Class A	39,032	116
*	Real Goods Solar Inc. Class A	76,897	110
^,*	ZBB Energy Corp.	141,333	99
*	Rush Enterprises Inc. Class B	5,550	95
*	RCM Technologies Inc.	17,211	89
*	AMREP Corp.	12,689	83

35

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
*	Innotrac Corp.	74,579	82
*	Breeze-Eastern Corp.	9,886	79
*	Versar Inc.	24,796	78
*	XPO Logistics Inc.	5,650	70
^,*	Hoku Corp.	116,892	68
*	Essex Rental Corp.	22,346	66
*	YRC Worldwide Inc.	6,408	64
^,*	Lightbridge Corp.	29,992	61
*	Industrial Services of America Inc.	11,232	59
	KSW Inc.	16,816	56
*	Tecumseh Products Co. Class B	11,900	53
*	Mastech Holdings Inc.	12,664	47
^,*	Spherix Inc.	39,644	46
*	PGT Inc.	41,987	46
*	Adept Technology Inc. Class A	18,372	44
^,*	Innovaro Inc.	36,380	35
*	Nexxus Lighting Inc.	30,477	34
*	Altair Nanotechnologies Inc.	49,602	33
*	TeamStaff Inc.	17,157	32
	Hubbell Inc. Class A	500	30
*	Patrick Industries Inc.	6,310	25
^,*	Westinghouse Solar Inc.	71,979	22
*	Taylor Devices Inc.	2,797	21
^,*	Ascent Solar Technologies Inc.	47,884	19
*	UniTek Global Services Inc.	3,979	18
*	Ecotality Inc.	10,600	11
	Servotronics Inc.	503	5
*	Transcat Inc.	400	4
*	TBS International plc Class A	11,216	2
*	Universal Power Group Inc.	800	2
*	Kaiser Ventures LLC Class A	36,800	—
			2,705,438
Information Technology (15.3%)
	Maxim Integrated Products Inc.	2,057,566	53,579
*	VMware Inc. Class A	565,792	47,068
*	Nuance Communications Inc.	1,654,724	41,633
	Activision Blizzard Inc.	3,147,338	38,775
*	Trimble Navigation Ltd.	869,783	37,749
*	ANSYS Inc.	651,643	37,326
*	Alliance Data Systems Corp.	352,499	36,603
*	Equinix Inc.	334,404	33,909
*	Avnet Inc.	1,046,551	32,537
*	Rackspace Hosting Inc.	730,404	31,415
*	Lam Research Corp.	843,276	31,218
*	Arrow Electronics Inc.	788,101	29,483
	Factset Research Systems Inc.	318,657	27,812
*	Informatica Corp.	750,167	27,704
*	Synopsys Inc.	1,010,854	27,495
*	TIBCO Software Inc.	1,137,223	27,191
*	Atmel Corp.	3,262,894	26,429
*	VeriFone Systems Inc.	742,506	26,374
*	MICROS Systems Inc.	565,255	26,330
	Global Payments Inc.	552,456	26,175
*	Riverbed Technology Inc.	1,093,420	25,695
	IAC/InterActiveCorp	578,669	24,651
*	ON Semiconductor Corp.	3,172,344	24,490
*	Netlogic Microsystems Inc.	490,927	24,335
*	SuccessFactors Inc.	593,932	23,680
*	Gartner Inc.	669,336	23,273
	Solera Holdings Inc.	500,124	22,276
*	Skyworks Solutions Inc.	1,325,236	21,495
	Jack Henry & Associates Inc.	610,740	20,527
*	Polycom Inc.	1,249,500	20,367
*	Cadence Design Systems Inc.	1,920,891	19,977

36

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
*	Ariba Inc.	703,421	19,752
	Broadridge Financial Solutions Inc.	875,458	19,742
*	Ingram Micro Inc.	1,082,050	19,682
*	Rovi Corp.	775,869	19,071
	Cypress Semiconductor Corp.	1,092,336	18,450
*	NCR Corp.	1,110,185	18,274
*	Brocade Communications Systems Inc.	3,460,662	17,961
*	Cree Inc.	813,908	17,939
	National Instruments Corp.	653,893	16,969
*	Concur Technologies Inc.	328,166	16,668
*	NeuStar Inc. Class A	461,139	15,757
*	WebMD Health Corp.	401,915	15,092
*	Parametric Technology Corp.	824,194	15,050
*	Wright Express Corp.	272,728	14,804
*	Tech Data Corp.	291,104	14,383
	InterDigital Inc.	320,995	13,986
*	Fortinet Inc.	641,087	13,982
*	Aruba Networks Inc.	754,726	13,978
*	Viasat Inc.	298,029	13,745
	ADTRAN Inc.	449,040	13,543
	Diebold Inc.	441,882	13,287
*	Zebra Technologies Corp.	366,617	13,118
*	CommVault Systems Inc.	307,032	13,116
*	Silicon Laboratories Inc.	295,278	12,821
*	Compuware Corp.	1,538,200	12,798
*	QLIK Technologies Inc.	513,254	12,421
*	Acme Packet Inc.	397,817	12,297
*	Ultimate Software Group Inc.	183,737	11,965
*	Anixter International Inc.	195,402	11,654
*	Semtech Corp.	467,474	11,603
*	Aspen Technology Inc.	662,620	11,496
*	Taleo Corp. Class A	292,932	11,334
*	Dolby Laboratories Inc. Class A	360,710	11,005
	Plantronics Inc.	307,023	10,942
*	Convergys Corp.	847,940	10,828
*	FEI Co.	265,201	10,815
	DST Systems Inc.	236,486	10,765
*	Fairchild Semiconductor International Inc. Class A	892,123	10,741
*	Cymer Inc.	215,788	10,738
*	Finisar Corp.	640,732	10,729
*	QLogic Corp.	710,147	10,652
	Cognex Corp.	296,965	10,628
*	RF Micro Devices Inc.	1,961,404	10,592
*	SolarWinds Inc.	376,622	10,527
*	CACI International Inc. Class A	186,418	10,424
	Tellabs Inc.	2,575,400	10,405
*	AOL Inc.	687,003	10,374
^,*	Universal Display Corp.	282,691	10,372
	MKS Instruments Inc.	370,069	10,295
*	Itron Inc.	287,523	10,285
*	Microsemi Corp.	612,903	10,266
*	Vishay Intertechnology Inc.	1,109,132	9,971
*	Comverse Technology Inc.	1,449,300	9,942
*	Cavium Inc.	346,109	9,840
	Sapient Corp.	779,436	9,821
	MAXIMUS Inc.	237,110	9,804
*	JDA Software Group Inc.	300,428	9,731
*	Hittite Microwave Corp.	196,914	9,724
*	CoreLogic Inc.	751,693	9,719
*	ValueClick Inc.	582,960	9,496
*	International Rectifier Corp.	487,467	9,467
	j2 Global Inc.	334,765	9,420
	Intersil Corp. Class A	892,283	9,315
*	Coherent Inc.	176,837	9,243

37

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
	Fair Isaac Corp.	252,138	9,037
*	Arris Group Inc.	832,237	9,005
	Lender Processing Services Inc.	595,698	8,977
*	PMC - Sierra Inc.	1,624,944	8,953
*	Mentor Graphics Corp.	658,826	8,934
*	Netgear Inc.	265,214	8,903
*	Progress Software Corp.	452,106	8,748
	Blackbaud Inc.	305,919	8,474
*	Cardtronics Inc.	309,689	8,380
*	Entegris Inc.	953,887	8,323
*	Take-Two Interactive Software Inc.	611,272	8,283
*	Ciena Corp.	684,048	8,277
*	DealerTrack Holdings Inc.	293,026	7,988
*	LinkedIn Corp. Class A	124,077	7,818
*	RightNow Technologies Inc.	180,891	7,729
*	FleetCor Technologies Inc.	258,246	7,714
*	Blue Coat Systems Inc.	302,295	7,693
*	TiVo Inc.	853,286	7,654
*	Cabot Microelectronics Corp.	159,501	7,536
*	Quest Software Inc.	399,031	7,422
*	Monster Worldwide Inc.	909,963	7,216
*	Cirrus Logic Inc.	450,849	7,146
	Littelfuse Inc.	162,261	6,974
*	Scansource Inc.	192,158	6,918
*	Synaptics Inc.	227,361	6,855
	Heartland Payment Systems Inc.	278,898	6,794
*	ACI Worldwide Inc.	236,765	6,781
*	OSI Systems Inc.	138,887	6,775
*	Acxiom Corp.	553,019	6,752
*	Plexus Corp.	244,500	6,694
*	IPG Photonics Corp.	194,851	6,600
^,*	VirnetX Holding Corp.	264,104	6,595
	Power Integrations Inc.	198,278	6,575
^,*	OpenTable Inc.	167,965	6,572
*	Euronet Worldwide Inc.	355,617	6,572
*	Sourcefire Inc.	202,944	6,571
*	GT Advanced Technologies Inc.	898,903	6,508
*	NetSuite Inc.	158,366	6,422
*	MEMC Electronic Materials Inc.	1,628,437	6,416
*	MicroStrategy Inc. Class A	57,054	6,180
*	RealPage Inc.	243,588	6,155
*	Tessera Technologies Inc.	364,204	6,100
*	Unisys Corp.	306,381	6,039
	NIC Inc.	453,491	6,036
*	Manhattan Associates Inc.	146,204	5,918
*	Bottomline Technologies Inc.	254,706	5,902
*	Rambus Inc.	777,169	5,868
*	LogMeIn Inc.	149,626	5,768
*	BroadSoft Inc.	190,696	5,759
*	EchoStar Corp. Class A	274,562	5,749
*	TriQuint Semiconductor Inc.	1,174,964	5,722
*	Synchronoss Technologies Inc.	188,826	5,704
*	Veeco Instruments Inc.	272,890	5,676
*	Loral Space & Communications Inc.	86,588	5,618
*	Diodes Inc.	260,829	5,556
*	SYNNEX Corp.	181,836	5,539
	Syntel Inc.	118,367	5,536
*	Advent Software Inc.	225,672	5,497
*	Benchmark Electronics Inc.	408,110	5,497
*	Integrated Device Technology Inc.	1,001,882	5,470
*	FARO Technologies Inc.	117,361	5,399
*	Sanmina-SCI Corp.	569,855	5,305
*	Liquidity Services Inc.	141,775	5,231
*	Brightpoint Inc.	482,166	5,188

38

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
*	Tyler Technologies Inc.	172,279	5,187
*	Omnivision Technologies Inc.	421,274	5,154
*	Websense Inc.	274,513	5,142
	Mantech International Corp. Class A	164,041	5,125
*	Ceva Inc.	166,481	5,038
*	comScore Inc.	233,657	4,954
*	Lattice Semiconductor Corp.	832,425	4,945
^	Ebix Inc.	220,435	4,872
*	Constant Contact Inc.	209,879	4,871
	Earthlink Inc.	755,630	4,866
*	Kulicke & Soffa Industries Inc.	514,160	4,756
*	Tekelec	434,892	4,753
*	Infinera Corp.	755,582	4,745
*	Insight Enterprises Inc.	310,009	4,740
*	Sonus Networks Inc.	1,972,312	4,734
	Brooks Automation Inc.	456,780	4,691
*	Rofin-Sinar Technologies Inc.	200,892	4,590
*	Electronics for Imaging Inc.	321,796	4,586
*	Stratasys Inc.	149,814	4,556
	MTS Systems Corp.	110,653	4,509
*	ATMI Inc.	224,522	4,497
*	Volterra Semiconductor Corp.	174,802	4,477
*	Ultratech Inc.	181,708	4,465
*	Kenexa Corp.	162,029	4,326
	AVX Corp.	337,193	4,303
*	Netscout Systems Inc.	244,072	4,296
*	Verint Systems Inc.	153,091	4,216
*	Rogers Corp.	114,092	4,205
*	LivePerson Inc.	334,139	4,193
*	Standard Microsystems Corp.	162,260	4,181
*	Booz Allen Hamilton Holding Corp.	240,927	4,156
*	Emulex Corp.	603,290	4,139
	Comtech Telecommunications Corp.	144,579	4,138
*	Harmonic Inc.	819,145	4,128
*	Ancestry.com Inc.	179,691	4,126
^,*	Higher One Holdings Inc.	221,290	4,081
*	Digital River Inc.	265,370	3,986
*	Monotype Imaging Holdings Inc.	254,726	3,971
*	Quantum Corp.	1,654,485	3,971
*	TTM Technologies Inc.	362,207	3,970
*	Freescale Semiconductor Holdings I Ltd.	312,258	3,950
	OPNET	105,231	3,859
*	Monolithic Power Systems Inc.	253,951	3,827
	Park Electrochemical Corp.	146,895	3,763
*	Ixia	354,773	3,729
	Micrel Inc.	364,193	3,682
*	Amkor Technology Inc.	838,701	3,657
*	S1 Corp.	380,458	3,641
*	Newport Corp.	266,189	3,623
*	CSG Systems International Inc.	245,081	3,605
*	Forrester Research Inc.	103,991	3,529
	Black Box Corp.	125,157	3,509
*	Magma Design Automation Inc.	478,821	3,438
*	iGate Corp.	217,800	3,426
	Pegasystems Inc.	116,253	3,418
*	DTS Inc.	123,111	3,354
	United Online Inc.	614,229	3,341
*	3D Systems Corp.	230,486	3,319
*	Dice Holdings Inc.	396,662	3,288
*	LoopNet Inc.	176,971	3,235
*	Maxwell Technologies Inc.	197,446	3,207
*	TNS Inc.	179,968	3,189
*	TeleTech Holdings Inc.	196,229	3,179
	EPIQ Systems Inc.	263,301	3,165

39

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
	Badger Meter Inc.	106,685	3,140
*	Checkpoint Systems Inc.	283,724	3,104
*	Stamps.com Inc.	115,828	3,027
*	Accelrys Inc.	450,024	3,024
*	Vocus Inc.	136,133	3,007
*	Spansion Inc. Class A	361,456	2,993
^,*	STEC Inc.	344,095	2,956
*	Advanced Energy Industries Inc.	273,519	2,935
*	Electro Scientific Industries Inc.	201,432	2,917
*	Power-One Inc.	731,576	2,860
*	DemandTec Inc.	213,505	2,812
*	Applied Micro Circuits Corp.	418,313	2,811
*	Mercury Computer Systems Inc.	211,066	2,805
*	Measurement Specialties Inc.	99,249	2,775
*	Super Micro Computer Inc.	176,894	2,774
*	InfoSpace Inc.	244,892	2,691
	Keynote Systems Inc.	130,062	2,671
*	Internap Network Services Corp.	445,540	2,647
	CTS Corp.	286,939	2,640
*	Silicon Image Inc.	560,434	2,634
*	Entropic Communications Inc.	510,324	2,608
*	Oplink Communications Inc.	157,972	2,602
*	ExlService Holdings Inc.	116,070	2,596
*	Silicon Graphics International Corp.	223,037	2,556
	Daktronics Inc.	264,609	2,532
*	Exar Corp.	379,462	2,467
*	KIT Digital Inc.	290,163	2,452
*	Intermec Inc.	356,974	2,449
^,*	STR Holdings Inc.	296,643	2,441
*	Sycamore Networks Inc.	136,282	2,439
	Cass Information Systems Inc.	66,657	2,426
	Methode Electronics Inc.	282,379	2,341
*	SS&C Technologies Holdings Inc.	128,785	2,326
*	Bankrate Inc.	107,210	2,305
*	Anaren Inc.	136,737	2,273
*	IXYS Corp.	209,213	2,266
	Electro Rent Corp.	131,741	2,259
*	Interactive Intelligence Group Inc.	98,474	2,257
*	Deltek Inc.	228,769	2,247
*	Kemet Corp.	311,648	2,197
^,*	OCZ Technology Group Inc.	332,199	2,196
*	Perficient Inc.	219,273	2,195
*	XO Group Inc.	262,813	2,192
*	RealD Inc.	274,148	2,177
*	Rudolph Technologies Inc.	230,140	2,131
*	Photronics Inc.	347,932	2,115
	ModusLink Global Solutions Inc.	387,658	2,093
*	Global Cash Access Holdings Inc.	468,930	2,087
*	Move Inc.	329,498	2,082
*	Saba Software Inc.	259,241	2,045
*	Zygo Corp.	115,869	2,045
*	Nanometrics Inc.	110,856	2,042
*	Computer Task Group Inc.	142,649	2,008
*	QuinStreet Inc.	214,302	2,006
*	Globecomm Systems Inc.	145,121	1,985
*	NVE Corp.	35,595	1,977
*	PROS Holdings Inc.	132,616	1,973
*	Actuate Corp.	333,747	1,956
*	LTX-Credence Corp.	364,678	1,951
*	Callidus Software Inc.	302,148	1,940
	Cohu Inc.	169,967	1,929
*	Formfactor Inc.	380,373	1,925
*	Extreme Networks	643,018	1,878
*	Avid Technology Inc.	217,362	1,854

40

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
	American Software Inc. Class A	195,611	1,849
*	Fusion-io Inc.	75,005	1,815
*	Kopin Corp.	459,546	1,783
*	Multi-Fineline Electronix Inc.	86,201	1,771
*	Advanced Analogic Technologies Inc.	305,637	1,767
	DDi Corp.	185,905	1,734
*	Supertex Inc.	91,284	1,723
^,*	SunPower Corp. Class A	276,411	1,722
*	Integrated Silicon Solution Inc.	186,464	1,704
*	Digi International Inc.	151,651	1,692
*	CIBER Inc.	432,033	1,668
*	Web.com Group Inc.	142,750	1,634
*	Aeroflex Holding Corp.	155,869	1,596
*	Openwave Systems Inc.	1,008,019	1,593
*	MIPS Technologies Inc. Class A	350,029	1,561
	Telular Corp.	199,513	1,496
*	Seachange International Inc.	211,644	1,488
*	Agilysys Inc.	183,837	1,462
*	Zix Corp.	489,123	1,379
*	Cray Inc.	212,946	1,378
*	Pericom Semiconductor Corp.	180,796	1,376
*	PRGX Global Inc.	225,828	1,344
*	Virtusa Corp.	92,006	1,332
*	Vishay Precision Group Inc.	83,066	1,327
*	Datalink Corp.	158,605	1,310
*	Symmetricom Inc.	242,234	1,306
	Marchex Inc. Class B	208,358	1,302
*	SPS Commerce Inc.	49,921	1,295
*	MoSys Inc.	306,570	1,288
*	AXT Inc.	305,045	1,272
*	Dynamics Research Corp.	111,079	1,260
*	Sigma Designs Inc.	208,730	1,252
*	Envestnet Inc.	104,460	1,249
*	Echelon Corp.	256,139	1,247
	RealNetworks Inc.	162,883	1,222
	Richardson Electronics Ltd.	99,082	1,218
*	Limelight Networks Inc.	410,193	1,214
*	VASCO Data Security International Inc.	185,383	1,209
*	ShoreTel Inc.	187,380	1,195
*	Intevac Inc.	160,614	1,189
*	IntraLinks Holdings Inc.	189,940	1,185
*	Procera Networks Inc.	75,664	1,179
*	X-Rite Inc.	247,100	1,147
*	Echo Global Logistics Inc.	70,628	1,141
*	Lionbridge Technologies Inc.	497,644	1,140
*	Imation Corp.	198,529	1,138
^,*	Travelzoo Inc.	45,378	1,115
	MOCON Inc.	69,813	1,113
*	Hackett Group Inc.	295,358	1,105
^,*	Wave Systems Corp. Class A	508,132	1,103
*	DSP Group Inc.	209,760	1,093
*	Zynga Inc.	115,975	1,091
^,*	Rubicon Technology Inc.	116,147	1,091
*	support.com Inc.	474,614	1,068
*	ServiceSource International Inc.	66,252	1,039
^,*	Glu Mobile Inc.	330,152	1,037
*	Oclaro Inc.	358,617	1,011
*	Guidance Software Inc.	155,323	1,006
*	GSI Group Inc.	98,100	1,004
*	Pervasive Software Inc.	170,783	994
*	Calix Inc.	153,588	994
*	PDF Solutions Inc.	141,203	984
*	Aviat Networks Inc.	535,712	980
*	MoneyGram International Inc.	55,170	979

41

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
*	Anadigics Inc.	435,420	954
*	Radisys Corp.	188,296	953
*	SciQuest Inc.	66,756	953
*	Ipass Inc.	681,702	948
*	Immersion Corp.	180,650	936
*	Transact Technologies Inc.	127,286	924
*	Ultra Clean Holdings	148,128	905
	Bel Fuse Inc. Class B	47,602	893
*	ORBCOMM Inc.	292,962	876
	Communications Systems Inc.	61,955	871
*	Mindspeed Technologies Inc.	188,437	863
*	Axcelis Technologies Inc.	633,801	843
*	LeCroy Corp.	100,146	842
	Pulse Electronics Corp.	294,395	824
*	Innodata Isogen Inc.	209,197	824
*	PC Mall Inc.	128,872	809
*	Amtech Systems Inc.	92,558	788
*	KVH Industries Inc.	100,378	781
*	Digimarc Corp.	32,209	769
	Mesa Laboratories Inc.	18,519	767
	Evolving Systems Inc.	102,263	766
*	QuickLogic Corp.	294,050	765
*	FalconStor Software Inc.	296,250	764
*	Fabrinet	55,084	754
*	NAPCO Security Technologies Inc.	300,223	748
*	Tier Technologies Inc. Class B	170,961	745
*	Micronetics Inc.	93,713	738
	PC Connection Inc.	66,182	734
*	Bitstream Inc. Class A	124,287	715
*	Inphi Corp.	59,555	712
*	Cornerstone OnDemand Inc.	39,011	712
^,*	Research Frontiers Inc.	209,746	709
*	Aware Inc.	229,403	693
*	Data I/O Corp.	178,166	684
*	FSI International Inc.	186,449	682
	PC-Tel Inc.	99,764	682
*	Novatel Wireless Inc.	215,607	675
*	NCI Inc. Class A	56,396	657
*	TeleCommunication Systems Inc. Class A	276,348	649
*	Westell Technologies Inc. Class A	290,049	644
*	Bsquare Corp.	188,133	643
*	Frequency Electronics Inc.	82,635	633
*	CalAmp Corp.	147,590	627
	QAD Inc. Class A	59,561	625
*	Key Tronic Corp.	132,830	623
*	Insweb Corp.	75,859	617
*	Mattson Technology Inc.	439,457	606
*	Opnext Inc.	738,977	597
	Rimage Corp.	50,369	567
*	Reis Inc.	60,774	554
*	Market Leader Inc.	194,905	536
*	SRS Labs Inc.	91,176	524
*	Powerwave Technologies Inc.	242,476	504
*	Ramtron International Corp.	255,142	498
*	ID Systems Inc.	104,136	493
	Astro-Med Inc.	64,998	491
^,*	Majesco Entertainment Co.	199,658	487
*	Identive Group Inc.	213,733	477
^,*	Rosetta Stone Inc.	60,276	460
^,*	Zillow Inc.	20,362	458
*	Active Network Inc.	32,500	442
*	TeleNav Inc.	55,801	436
*	Responsys Inc.	47,900	426
*	Transwitch Corp.	131,588	421

42

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
*	Stream Global Services Inc.	123,514	409
*	Versant Corp.	44,049	408
*	LRAD Corp.	271,744	405
*	ePlus Inc.	14,199	402
*	Autobytel Inc.	572,741	401
*	Video Display Corp.	65,454	398
*	PLX Technology Inc.	138,438	397
*	Network Engines Inc.	411,278	396
^,*	Demand Media Inc.	59,492	396
*	GSE Systems Inc.	202,358	395
^,*	Local.com Corp.	183,148	392
*	CyberOptics Corp.	48,993	384
*	THQ Inc.	500,076	380
*	Performance Technologies Inc.	208,479	375
*	Dot Hill Systems Corp.	273,027	363
*	GSI Technology Inc.	77,331	362
*	Mitek Systems Inc.	49,900	362
*	EasyLink Services International Corp. Class A	89,991	358
*	MaxLinear Inc.	75,283	358
	Optical Cable Corp.	111,581	356
*	Cinedigm Digital Cinema Corp. Class A	250,020	345
*	Emcore Corp.	391,031	337
*	iGO Inc.	432,897	334
*	Online Resources Corp.	128,409	311
*	Convio Inc.	28,053	310
*	AuthenTec Inc.	95,440	306
*	LoJack Corp.	98,177	301
*	Tangoe Inc.	19,400	299
*	BTU International Inc.	111,767	291
*	Network Equipment Technologies Inc.	249,136	289
^,*	Document Security Systems Inc.	112,499	287
*	Onvia Inc.	99,783	285
*	Parkervision Inc.	322,247	274
*	IEC Electronics Corp.	56,909	270
^,*	Microvision Inc.	740,787	267
*	Trident Microsystems Inc.	1,466,018	264
*	TechTarget Inc.	44,392	259
*	Smith Micro Software Inc.	223,760	253
*	PAR Technology Corp.	64,438	252
^,*	Superconductor Technologies Inc.	204,393	251
	TheStreet Inc.	149,104	250
*	Looksmart Ltd.	193,543	250
*	LGL Group Inc.	33,649	243
*	Authentidate Holding Corp.	351,895	239
^,*	Quepasa Corp.	71,822	238
*	Pixelworks Inc.	96,165	234
*	Netlist Inc.	92,523	232
*	Hutchinson Technology Inc.	153,807	231
*	Information Services Group Inc.	219,952	227
*	StarTek Inc.	115,340	221
*	Tii Network Technologies Inc.	139,964	206
*	Meru Networks Inc.	49,455	204
*	RF Monolithics Inc.	186,353	201
*	Presstek Inc.	363,160	196
*	Ikanos Communications Inc.	232,218	188
	Crexendo Inc.	62,751	178
*	Comverge Inc.	140,749	177
*	Ditech Networks Inc.	186,109	175
*	Intellicheck Mobilisa Inc.	203,350	173
*	Zhone Technologies Inc.	199,502	172
*	Pfsweb Inc.	51,875	171
*	Sonic Foundry Inc.	21,546	163
*	eMagin Corp.	43,249	160
*	Planar Systems Inc.	81,559	158

43

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
*	Aetrium Inc.	215,721	157
*	Cascade Microtech Inc.	45,148	154
*	Numerex Corp. Class A	18,018	148
	QAD Inc. Class B	14,091	146
*	Lantronix Inc.	55,234	140
^,*	Carbonite Inc.	12,200	135
*	Newtek Business Services Inc.	108,603	125
*	Soundbite Communications Inc.	55,282	124
	Bel Fuse Inc. Class A	5,719	120
*	Alliance Fiber Optic Products Inc.	15,256	117
*	TSR Inc.	27,043	112
*	Infosonics Corp.	184,032	110
*	Management Network Group Inc.	72,395	110
*	Wireless Ronin Technologies Inc.	89,256	107
*	Hauppauge Digital Inc.	158,139	95
*	Digital Ally Inc.	148,969	89
*	NetSol Technologies Inc.	202,696	84
*	WebMediaBrands Inc.	183,968	84
*	Selectica Inc.	24,332	75
^,*	Energy Conversion Devices Inc.	363,948	74
*	Mattersight Corp.	15,415	72
*	Lightpath Technologies Inc. Class A	62,358	67
*	Viasystems Group Inc.	3,942	67
*	EDGAR Online Inc.	164,130	66
*	Scientific Learning Corp.	25,731	66
*	CVD Equipment Corp.	5,238	63
*	TigerLogic Corp.	28,977	60
*	Interphase Corp.	12,864	58
*	Vertro Inc.	55,308	57
*	MEMSIC Inc.	19,585	52
^,*	Motricity Inc.	57,072	51
*	GTSI Corp.	12,135	51
*	ClearOne Communications Inc.	11,644	50
*	Daegis Inc.	24,694	47
*	FriendFinder Networks Inc.	59,680	45
*	Spire Corp.	69,782	43
*	MakeMusic Inc.	9,686	43
*	Globalscape Inc.	26,190	42
^,*	USA Technologies Inc.	32,400	36
*	Overland Storage Inc.	11,685	29
*	Wireless Telecom Group Inc.	24,406	28
*	Rainmaker Systems Inc.	31,496	26
*	Dialogic Inc.	20,792	25
*	Edgewater Technology Inc.	8,903	24
*	Relm Wireless Corp.	18,822	21
*	Advanced Photonix Inc. Class A	33,433	19
*	Qualstar Corp.	5,670	11
*	Park City Group Inc.	3,300	10
*	Inuvo Inc.	9,019	6
*	DayStar Technologies Inc.	22,553	5
*	Sevcon Inc.	500	2
*	Sutron Corp.	400	2
*	SED International Holdings Inc.	100	—
			2,725,971
Materials (6.3%)
	LyondellBasell Industries NV Class A	2,240,148	72,782
	Celanese Corp. Class A	1,101,111	48,746
*	Crown Holdings Inc.	1,066,325	35,807
	Albemarle Corp.	626,103	32,251
	Ashland Inc.	550,914	31,490
	Rock-Tenn Co. Class A	497,373	28,698
	Walter Energy Inc.	440,478	26,675
	Royal Gold Inc.	386,330	26,050
	Reliance Steel & Aluminum Co.	528,868	25,751

44

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
	Valspar Corp.	659,265	25,692
	Temple-Inland Inc.	773,310	24,522
	Aptargroup Inc.	466,057	24,314
	Martin Marietta Materials Inc.	322,322	24,306
*	WR Grace & Co.	520,791	23,915
	Sonoco Products Co.	705,201	23,243
	RPM International Inc.	924,275	22,691
*	Rockwood Holdings Inc.	542,540	21,360
	Domtar Corp.	257,083	20,556
	Steel Dynamics Inc.	1,542,524	20,284
*	Allied Nevada Gold Corp.	630,142	19,081
	Packaging Corp. of America	689,531	17,404
	Carpenter Technology Corp.	311,652	16,044
	Compass Minerals International Inc.	232,208	15,987
	Cytec Industries Inc.	349,771	15,617
*	Coeur d'Alene Mines Corp.	632,243	15,262
*	Solutia Inc.	861,251	14,882
	NewMarket Corp.	74,701	14,799
	Cabot Corp.	450,777	14,488
	Scotts Miracle-Gro Co. Class A	305,328	14,256
	Silgan Holdings Inc.	349,723	13,513
	Huntsman Corp.	1,341,893	13,419
	Sensient Technologies Corp.	353,378	13,393
	Commercial Metals Co.	815,254	11,275
	Olin Corp.	565,694	11,116
	Hecla Mining Co.	1,973,260	10,320
*	AbitibiBowater Inc.	685,223	9,970
	Greif Inc. Class A	217,228	9,895
^,*	Molycorp Inc.	390,894	9,374
	Buckeye Technologies Inc.	277,798	9,290
*	Stillwater Mining Co.	812,625	8,500
*	Intrepid Potash Inc.	371,701	8,412
	Balchem Corp.	204,638	8,296
	Eagle Materials Inc.	317,160	8,138
	HB Fuller Co.	345,806	7,992
*	Chemtura Corp.	693,547	7,865
*	Louisiana-Pacific Corp.	962,289	7,766
	Schweitzer-Mauduit International Inc.	114,207	7,590
	Innophos Holdings Inc.	152,838	7,422
	PolyOne Corp.	641,506	7,409
	Minerals Technologies Inc.	124,758	7,053
	AK Steel Holding Corp.	779,152	6,436
	Schnitzer Steel Industries Inc.	150,166	6,349
*	Calgon Carbon Corp.	400,041	6,285
	Worthington Industries Inc.	378,131	6,194
	Texas Industries Inc.	197,161	6,069
	Globe Specialty Metals Inc.	439,996	5,891
	Westlake Chemical Corp.	145,991	5,875
*	Clearwater Paper Corp.	160,681	5,722
	Kaiser Aluminum Corp.	111,789	5,129
*	OM Group Inc.	228,610	5,119
	Koppers Holdings Inc.	145,898	5,013
*	RTI International Metals Inc.	213,186	4,948
	AMCOL International Corp.	176,697	4,744
*	Georgia Gulf Corp.	242,267	4,722
	Stepan Co.	58,652	4,701
	Haynes International Inc.	85,345	4,660
	Deltic Timber Corp.	76,554	4,623
	Boise Inc.	647,097	4,607
*	Kraton Performance Polymers Inc.	226,340	4,595
	A Schulman Inc.	207,057	4,385
	PH Glatfelter Co.	307,270	4,339
*	KapStone Paper and Packaging Corp.	275,031	4,329
*	Flotek Industries Inc.	420,857	4,192

45

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
*	Graphic Packaging Holding Co.	926,411	3,946
	Noranda Aluminum Holding Corp.	476,019	3,927
	Tredegar Corp.	164,661	3,659
*	LSB Industries Inc.	130,417	3,656
	Myers Industries Inc.	286,409	3,534
*	Materion Corp.	144,064	3,498
*	Century Aluminum Co.	399,993	3,404
	Quaker Chemical Corp.	82,750	3,218
	Neenah Paper Inc.	137,794	3,076
	Wausau Paper Corp.	369,785	3,054
*	Ferro Corp.	607,853	2,972
*	Horsehead Holding Corp.	320,462	2,887
	Kronos Worldwide Inc.	148,945	2,687
*	US Gold Corp.	761,829	2,560
	Hawkins Inc.	65,885	2,428
*	ADA-ES Inc.	95,367	2,159
	Zep Inc.	153,496	2,146
	American Vanguard Corp.	159,239	2,124
^,*	General Moly Inc.	680,033	2,101
*	TPC Group Inc.	88,286	2,060
*	Omnova Solutions Inc.	405,188	1,868
	Olympic Steel Inc.	72,853	1,699
^	Great Northern Iron Ore Properties	14,651	1,615
*	Universal Stainless & Alloy	39,311	1,469
*	Mercer International Inc.	230,506	1,406
*	Zoltek Cos. Inc.	178,119	1,357
*	Senomyx Inc.	358,494	1,248
*	AEP Industries Inc.	43,386	1,221
*	Spartech Corp.	237,211	1,122
	FutureFuel Corp.	86,761	1,078
*	AM Castle & Co.	112,567	1,065
*	Headwaters Inc.	459,946	1,021
*	United States Lime & Minerals Inc.	16,500	992
*	Landec Corp.	172,194	950
*	Handy & Harman Ltd.	65,482	648
*	Metals USA Holdings Corp.	57,295	645
	Synalloy Corp.	54,709	562
*	US Energy Corp. Wyoming	186,037	541
*	TOR Minerals International Inc.	34,234	536
	KMG Chemicals Inc.	28,000	484
*	Penford Corp.	81,876	417
^,*	SunCoke Energy Inc.	32,200	361
	Chase Corp.	25,936	360
*	American Pacific Corp.	44,064	336
*	Mod-Pac Corp.	49,498	331
*	Arabian American Development Co.	31,012	263
*	Timberline Resources Corp.	360,815	206
^,*	Silver Bull Resources Inc.	367,155	197
*	Mines Management Inc.	89,823	180
*	Solitario Exploration & Royalty Corp.	117,189	165
*	Nanophase Technologies Corp.	267,764	107
*	Core Molding Technologies Inc.	9,501	77
^,*	Clean Diesel Technologies Inc.	27,162	76
^,*	Cereplast Inc.	68,057	65
*	Material Sciences Corp.	5,100	42
*	Verso Paper Corp.	37,309	36
*	US Concrete Inc.	8,243	24
			1,117,754
Telecommunication Services (1.5%)
*	Crown Castle International Corp.	1,765,889	79,112
*	SBA Communications Corp. Class A	771,353	33,137
*	NII Holdings Inc.	1,207,355	25,717
*	Level 3 Communications Inc.	1,215,634	20,654
*	tw telecom inc Class A	1,053,548	20,418

46

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
	Telephone & Data Systems Inc.	501,701	12,989
*	AboveNet Inc.	182,336	11,854
*	Cogent Communications Group Inc.	323,192	5,459
*	United States Cellular Corp.	102,279	4,462
*	Cincinnati Bell Inc.	1,390,817	4,214
*	Leap Wireless International Inc.	437,993	4,069
*	Premiere Global Services Inc.	437,340	3,704
	Telephone & Data Systems Inc. (Special Common Shares)	147,351	3,508
	Consolidated Communications Holdings Inc.	179,887	3,427
*	General Communication Inc. Class A	300,343	2,940
	USA Mobility Inc.	196,790	2,729
*	Neutral Tandem Inc.	240,983	2,576
	Atlantic Tele-Network Inc.	64,605	2,523
*	Clearwire Corp. Class A	1,281,497	2,486
*	Iridium Communications Inc.	314,244	2,423
*	Vonage Holdings Corp.	936,534	2,295
	NTELOS Holdings Corp.	105,725	2,155
*	8x8 Inc.	615,214	1,950
	Shenandoah Telecommunications Co.	182,843	1,916
	Lumos Networks Corp.	107,127	1,643
*	Cbeyond Inc.	196,692	1,576
	HickoryTech Corp.	134,915	1,495
	IDT Corp. Class B	123,270	1,156
	SureWest Communications	84,933	1,022
^	Alaska Communications Systems Group Inc.	323,926	975
*	inContact Inc.	191,102	847
	Warwick Valley Telephone Co.	52,401	691
^,*	Fairpoint Communications Inc.	159,125	689
*	Towerstream Corp.	186,578	392
*	Boingo Wireless Inc.	35,000	301
*	Primus Telecommunications Group Inc.	21,400	271
*	Hawaiian Telcom Holdco Inc.	14,000	216
*	Multiband Corp.	52,721	170
*	Globalstar Inc.	290,490	157
^,*	FiberTower Corp.	218,570	45
*	Xfone Inc.	25,881	10
			268,373
Utilities (4.3%)
*	Calpine Corp.	2,718,385	44,391
	American Water Works Co. Inc.	1,238,030	39,444
	OGE Energy Corp.	691,642	39,223
	Alliant Energy Corp.	782,813	34,530
	NSTAR	730,679	34,313
	National Fuel Gas Co.	584,339	32,478
	MDU Resources Group Inc.	1,331,624	28,577
	ITC Holdings Corp.	361,942	27,464
	NV Energy Inc.	1,664,603	27,216
	Questar Corp.	1,252,644	24,878
	UGI Corp.	814,400	23,943
	Westar Energy Inc.	826,567	23,789
	Aqua America Inc.	977,356	21,551
	Atmos Energy Corp.	637,456	21,259
	Great Plains Energy Inc.	957,134	20,846
	Hawaiian Electric Industries Inc.	676,977	17,926
	Vectren Corp.	577,413	17,455
	Piedmont Natural Gas Co. Inc.	509,063	17,298
	Cleco Corp.	427,949	16,305
	WGL Holdings Inc.	362,799	16,043
	IDACORP Inc.	351,035	14,887
	New Jersey Resources Corp.	292,363	14,384
*	GenOn Energy Inc.	5,442,927	14,206
	Southwest Gas Corp.	323,922	13,763
	Portland General Electric Co.	531,524	13,442
	UIL Holdings Corp.	355,944	12,590

47

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2011

					Market
					Value
				Shares	($000)
	South Jersey Industries Inc.			212,777	12,088
	Avista Corp.			410,817	10,579
	PNM Resources Inc.			562,168	10,248
	El Paso Electric Co.			284,159	9,843
	Unisource Energy Corp.			260,723	9,626
	Allete Inc.			228,718	9,602
	Black Hills Corp.			278,631	9,356
	NorthWestern Corp.			256,097	9,166
	Northwest Natural Gas Co.			188,572	9,038
	MGE Energy Inc.			163,382	7,641
	Laclede Group Inc.			158,104	6,398
	Empire District Electric Co.			296,655	6,256
	CH Energy Group Inc.			104,955	6,127
	Otter Tail Corp.			255,170	5,619
	California Water Service Group			295,835	5,402
	American States Water Co.			132,593	4,628
	Chesapeake Utilities Corp.			79,244	3,435
	Central Vermont Public Service Corp.			94,485	3,316
	Ormat Technologies Inc.			150,627	2,716
	Middlesex Water Co.			133,695	2,495
	SJW Corp.			91,144	2,155
	Unitil Corp.			73,251	2,079
	Connecticut Water Service Inc.			62,434	1,694
	York Water Co.			77,425	1,366
	Delta Natural Gas Co. Inc.			32,176	1,105
	Genie Energy Ltd. Class B			122,328	970
*	Cadiz Inc.			97,163	936
	Artesian Resources Corp. Class A			45,828	863
	Pennichuck Corp.			25,869	746
^,*	Synthesis Energy Systems Inc.			122,252	190
^,*	US Geothermal Inc.			496,341	178
*	Purecycle Corp.			86,317	162
*	American DG Energy Inc.			38,712	56

					768,280
Total Common Stocks (Cost $17,103,074)					17,784,698

		Coupon
Temporary Cash Investments (1.3%)[1]
Money Market Fund (1.3%)
2,3	Vanguard Market Liquidity Fund	0.110%		228,392,752	228,393

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
4,5	Federal Home Loan Bank Discount Notes	0.030%	2/8/12	1,000	1,000
5,6	Freddie Mac Discount Notes	0.040%	2/17/12	2,000	2,000

					3,000
Total Temporary Cash Investments (Cost $231,393)					231,393
Total Investments (100.9%) (Cost $17,334,467)					18,016,091
Other Assets and Liabilities—Net (-0.9%)[3]					(164,720)
Net Assets (100%)					17,851,371

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $164,896,000.
* Non-income-producing security.

48

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2011

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.9%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $182,571,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $3,000,000 have been segregated as initial margin for open futures contracts.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
REIT—Real Estate Investment Trust.

49

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Index Funds and the Shareholders of Vanguard Extended Market Index Fund: We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements (not presented herein) of Vanguard Extended Market Index Fund (constituting a separate portfolio of Vanguard Index Funds, hereafter referred to as the "Fund") as of December 31, 2011 and for the year then ended and have issued our unqualified report thereon dated February 10, 2012. Our audit included an audit of the Fund's schedule of investments as of December 31, 2011. This schedule of investments is the responsibility of the Fund's management. Our responsibility is to express an opinion on this schedule of investments based on our audit.

In our opinion, the accompanying schedule of investments referred to above, when read in conjunction with the financial statements of the Fund referred to above, presents fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP
Philadelphia, PA

February 10, 2012

50

© 2012 The Vanguard Group. Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA 980_022012

Annual Report | December 31, 2011

Vanguard U.S. Stock Index Funds
Large-Capitalization Portfolios

Vanguard Growth Index Fund
Vanguard Value Index Fund
Vanguard Large-Cap Index Fund

> For the year ended December 31, 2011, returns for the Investor Shares of Vanguard’s large-capitalization U.S. stock index funds ranged from 1.00% for Vanguard Value Index Fund to 1.71% for Vanguard Growth Index Fund.

> The funds closely tracked the returns of their target indexes, and all three outperformed the average returns of their respective peer groups.

> The financial sector weighed on the results of the Value Index Fund and the Large-Cap Index Fund; the Growth Index Fund benefited from strength in the consumer staples sector.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	4
Growth Index Fund.	10
Value Index Fund.	31
Large-Cap Index Fund.	52
Your Fund’s After-Tax Returns.	80
About Your Fund’s Expenses.	81
Glossary.	84

Growth Index Fund
Value Index Fund
Large-Cap Index Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Vanguard was named for the HMS Vanguard, flagship of British Admiral Horatio Nelson. A ship—whose performance and safety depend on the work of all hands—has served as a fitting metaphor for the Vanguard crew as we strive to help clients reach their financial goals.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2011

Total
Returns
Vanguard Growth Index Fund
Investor Shares	1.71%
Admiral™ Shares	1.87
Signal® Shares	1.88
Institutional Shares	1.89
ETF Shares
Market Price	1.84
Net Asset Value	1.87
MSCI US Prime Market Growth Index	1.96
Large-Cap Growth Funds Average	-2.07
Large-Cap Growth Funds Average: Derived from data provided by Lipper Inc.
Vanguard Value Index Fund
Investor Shares	1.00%
Admiral Shares	1.14
Signal Shares	1.16
Institutional Shares	1.17
ETF Shares
Market Price	1.12
Net Asset Value	1.16
MSCI US Prime Market Value Index	1.24
Large-Cap Value Funds Average	-2.06
Large-Cap Value Funds Average: Derived from data provided by Lipper Inc.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Signal Shares and Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138; 7,720,749; 7,925,573.

1

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2011

Total
Returns
Vanguard Large-Cap Index Fund
Investor Shares	1.44%
Admiral Shares	1.60
Signal Shares	1.58
Institutional Shares	1.60
ETF Shares
Market Price	1.50
Net Asset Value	1.58
MSCI US Prime Market 750 Index	1.65
Large-Cap Core Funds Average	-0.72
Large-Cap Core Funds Average: Derived from data provided by Lipper Inc.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Signal Shares and Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138; 7,720,749; 7,925,573.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

2

Your Fund’s Performance at a Glance

December 31, 2010 , Through December 31, 2011
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Growth Index Fund
Investor Shares	$31.60	$31.79	$0.344	$0.000
Admiral Shares	31.60	31.79	0.394	0.000
Signal Shares	29.26	29.44	0.364	0.000
Institutional Shares	31.60	31.79	0.401	0.000
ETF Shares	61.39	61.76	0.766	0.000
Vanguard Value Index Fund
Investor Shares	$20.79	$20.47	$0.516	$0.000
Admiral Shares	20.79	20.47	0.546	0.000
Signal Shares	21.63	21.30	0.569	0.000
Institutional Shares	20.79	20.47	0.551	0.000
ETF Shares	53.29	52.48	1.403	0.000
Vanguard Large-Cap Index Fund
Investor Shares	$23.25	$23.16	$0.416	$0.000
Admiral Shares	29.07	28.96	0.563	0.000
Signal Shares	25.36	25.26	0.490	0.000
Institutional Shares	119.65	119.18	2.337	0.000
ETF Shares	57.56	57.34	1.112	0.000

3

Chairman’s Letter

Dear Shareholder,

Vanguard’s three large-capitalization stock index funds produced solid gains in the first half of 2011, but couldn’t escape the downward spiral of global stock markets in the latter half of the year. The funds ended the period with positive, but muted results.

For the 12 months ended December 31, 2011, Vanguard Growth Index Fund led the trio of large-cap index funds with a return of 1.71%; Vanguard Value Index Fund posted the weakest return, with 1.00%. As expected, Vanguard Large-Cap Index Fund, which blends the two styles, fell in between, returning 1.44%. (All returns are for the funds’ Investor Shares.)

All three funds closely tracked their target indexes for the year. Their returns were higher than the average returns of their respective peer groups.

If you hold any of these funds in a taxable account, you may wish to review the after-tax returns that appear later in this report.

Big dramas and small numbers in the U.S. stock market
The broad U.S. stock market finished 2011 with a modestly positive return, a result that seems surprisingly low-key in light of the economic and political dramas that monopolized investors’ attention for much of the year.

4

Stock prices rallied and retreated as early optimism about the global economic outlook traded places with anxiety about Europe’s debt crisis and the contentious negotiations in Washington over raising the U.S. debt ceiling to avoid default. The policymaking strife prompted Standard & Poor’s to downgrade the U.S. credit rating. (Vanguard’s confidence in the full faith and credit of the U.S. Treasury remains unshaken.) By year-end, stock prices were again on the rise, with investors refocused on signs of economic improvement.

International stock prices finished the year with a double-digit decline. The weaker performance of stocks outside the United States reflected the greater economic and financial challenges in Europe, Japan’s struggles with natural and nuclear disaster, and skittishness about emerging markets.

As yields fell, bonds delivered unexpectedly strong returns
Bond returns were also a surprise, mainly because so little was expected of them. At the end of 2010, bond yields hovered near historical lows, suggesting that the scope for further declines—and rallies in bond prices—was limited. During 2011, however, rates moved lower still as investors sought shelter from stock market turmoil. The broad U.S. bond market returned 7.84%. Municipal bonds, which were battered at the end of 2010, produced even stronger returns than taxable bonds in 2011.

Market Barometer

		Average Annual Total Returns
		Periods Ended December 31, 2011
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	1.50%	14.81%	-0.02%
Russell 2000 Index (Small-caps)	-4.18	15.63	0.15
Dow Jones U.S. Total Stock Market Index	0.52	15.24	0.28
MSCI All Country World Index ex USA (International)	-13.71	10.70	-2.92

Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	7.84%	6.77%	6.50%
Barclays Capital Municipal Bond Index (Broad
tax-exempt market)	10.70	8.57	5.22
Citigroup Three-Month U.S. Treasury Bill Index	0.08	0.11	1.36

CPI
Consumer Price Index	2.96%	2.39%	2.26%

5

The returns of the 3-month U.S. Treasury bill and other money market instruments approached 0%, which was consistent with the Federal Reserve Board’s interest rate policy but nevertheless a disappointment for savers.

Investors gravitated toward large-cap growth stocks
Despite the extreme volatility in global stocks in the last eight months of the fiscal year, the returns of Vanguard’s three large-cap index funds outpaced that of the broad U.S. stock market. The funds benefited from prevailing trends in the broad market, notably, investors’ preference for the stocks of larger, more established companies as the markets began to retreat. In general, smaller companies have a higher potential for earnings growth, but also tend to be more volatile.

Of the three large-cap index funds, the Growth Index Fund performed best, surpassing its value counterpart for the third consecutive year.

Growth stocks are typically associated with industries such as technology that have opportunities for rapid increases in sales and earnings. These types of stocks can perform well when it appears the economy is heading into an upswing. At times during 2011, there were signs the economy was strengthening. But there were also moments of widespread pessimism, especially in the fall when the European debt crisis dominated the news.

Expense Ratios
Your Fund Compared With Its Peer Group
						Peer
	Investor	Admiral	Signal	Institutional	ETF	Group
	Shares	Shares	Shares	Shares	Shares	Average
Growth Index Fund	0.26%	0.12%	0.12%	0.08%	0.12%	1.37%
Value Index Fund	0.26	0.12	0.12	0.08	0.12	1.27
Large-Cap Index Fund	0.26	0.12	0.12	0.08	0.12	1.26

The fund expense ratios shown are from the prospectus dated April 29, 2011, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2011, the funds’ expense ratios were: for the Growth Index Fund, 0.24% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.08% for Institutional Shares, and 0.10% for ETF Shares; for the Value Index Fund, 0.24% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.08% for Institutional Shares, and 0.10% for ETF Shares; and for the Large-Cap Index Fund, 0.24% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.08% for Institutional Shares, and 0.10% for ETF Shares. The peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2010.

Peer groups: For the Growth Index Fund, Large-Cap Growth Funds; for the Value Index Fund, Large-Cap Value Funds; for the Large-Cap Index Fund, Large-Cap Core Funds.

6

Perhaps reflecting the year’s split personality, the Growth Index Fund’s best-performing sector was consumer staples—an area more commonly associated with value investing—which emphasizes owning companies in established industries. Consumer staples is considered a “defensive” sector because it’s made up of businesses such as pharmacies, supermarkets, and tobacco companies that can deliver consistent sales regardless of economic conditions.

Consumer discretionary stocks were another bright spot for the index as budget-conscious consumers frequented fast-food chains. The information technology sector benefited from robust corporate spending on technology throughout much of the year.

The Value Index Fund had the smallest gains for the fiscal year. The fund’s health care, energy, and utilities sectors produced respectable results, but the fund’s losses in financials—which represented nearly a quarter of its assets, on average—nearly wiped them out. Financial services companies and investment banks continued to struggle with the lingering aftermath of the 2008 financial crisis. These companies have had to cope with several

Total Returns
Ten Years Ended December 31, 2011
Average
Annual Return
Growth Index Fund Investor Shares	2.88%
Spliced Growth Index	3.06
Large-Cap Growth Funds Average	1.26
Spliced Growth Index: S&P 500/Barra Growth Index through May 16, 2003; MSCI US Prime Market Growth Index thereafter.
Large-Cap Growth Funds Average: Derived from data provided by Lipper Inc.

Value Index Fund Investor Shares	3.39%
Spliced Value Index	3.51
Large-Cap Value Funds Average	2.21
Spliced Value Index: S&P 500/Barra Value Index through May 16, 2003; MSCI US Prime Market Value Index thereafter.
Large-Cap Value Funds Average: Derived from data provided by Lipper Inc.

Large-Cap Index Fund Investor Shares (Returns since inception: 1/30/2004)	3.75%
MSCI US Prime Market 750 Index	3.91
Large-Cap Core Funds Average	2.12
Large-Cap Core Funds Average: Derived from data provided by Lipper Inc.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

7

challenges during the year, including more stringent financial regulations, a sluggish U.S. recovery, low interest rates, and the ongoing anxiety around the European debt crisis and its potential impact on the global banking system.

The Large-Cap Index Fund, which includes both growth and value stocks, as I noted, produced returns slightly below that of the Growth Index Fund but above the Value Index Fund. The fund’s sizeable holdings in consumer staples and health care helped boost its returns, but as was the case with the Value Index Fund, its significant losses in financials overshadowed most of its gains.

A challenging decade weighed on the funds’ long-term returns
The stock market has endured a lot of turbulence over the past decade: the aftermath of the tech bubble, the financial crisis in 2008, and more recently, the U.S. and European debt dramas.

The funds’ longer-term results reflect this challenging period for U.S. stock markets. The Large-Cap Index Fund posted a modest 3.75% average annual return since its inception in early 2004. The Growth and Value Index Funds, which have been around longer, were further affected by the sharp market decline following the bursting of the tech bubble in 2000. The Growth Index Fund produced an average annual return of 2.88% for the full ten years, trailing that of the Value Index Fund, which produced an average annual return of 3.39% for the same period.

Although these results are anything but remarkable, as you can see in the table on page 7, all three large-cap index funds successfully tracked their benchmark indexes. The funds’ performance is a testament to their advisor, Vanguard Quantitative Equity Group, which has more than three decades of experience constructing index and trading methodologies that allow Vanguard to provide effective index-tracking fund management regardless of market conditions. This indexing strategy also benefits from the funds’ low operating expenses. Over the past decade, all three low-cost, broadly diversified funds produced higher returns than the average returns of their respective peer groups.

Diversification is even more critical in volatile market conditions
The stock market’s gyrations over the past year—and over the past decade—were unsettling for some investors. But times like this remind us how critical it is to maintain a diversified portfolio and a long-term perspective.

Recent Vanguard research continues to show why diversification is important. One surprising finding: Over the past 85

8

years, a hypothetical portfolio made up of 50% stocks and 50% bonds would have produced statistically equivalent returns whether the U.S. economy was in or out of recession. Although we’d all like to see higher returns and a more stable marketplace, the simple fact is that diversified portfolios have provided reasonable returns through some incredible turmoil.

An effective way to build such a well-balanced, diversified portfolio is to select stock, bond, and money market funds in proportions consistent with your goals, time horizon, and risk tolerance. It’s also important to diversify within an asset class, such as stocks; that way you get some access to whichever sectors or investing styles are in favor, and also some buffering when trends suddenly shift. Vanguard’s large-cap index funds can be a valuable component of that balanced investment portfolio.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
January 12, 2012

9

Growth Index Fund

Fund Profile
As of December 31, 2011

Share-Class Characteristics
	Investor	Admiral	Signal	Institutional
	Shares	Shares	Shares	Shares	ETF Shares
Ticker Symbol	VIGRX	VIGAX	VIGSX	VIGIX	VUG
Expense Ratio[1]	0.26%	0.12%	0.12%	0.08%	0.12%
30-Day SEC Yield	1.15%	1.29%	1.29%	1.31%	1.29%

Portfolio Characteristics
		MSCI US
		Prime	DJ
		Market	U.S. Total
		Growth	Market
	Fund	Index	Index
Number of Stocks	402	401	3,745
Median Market Cap	$36.4B	$36.4B	$31.3B
Price/Earnings Ratio	16.8x	16.8x	15.0x
Price/Book Ratio	3.5x	3.5x	2.1x
Return on Equity	24.9%	24.6%	19.0%
Earnings Growth Rate 14.9%		14.9%	7.1%
Dividend Yield	1.4%	1.4%	2.0%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	23%	—	—
Short-Term Reserves	0.1%	—	—

Volatility Measures
	MSCI US	DJ
	Prime Market	U.S. Total
	Growth	Market
	Index	Index
R-Squared	1.00	0.97
Beta	1.00	0.92

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Apple Inc.	Computer
	Hardware	6.1%
International Business	IT Consulting &
Machines Corp.	Other Services	3.6
Google Inc. Class A	Internet Software &
	Services	2.7
Coca-Cola Co.	Soft Drinks	2.4
Philip Morris
International Inc.	Tobacco	2.2
Microsoft Corp.	Systems Software	2.1
Wal-Mart Stores Inc.	Hypermarkets &
	Super Centers	1.8
PepsiCo Inc.	Soft Drinks	1.7
Oracle Corp.	Systems Software	1.7
McDonald's Corp.	Restaurants	1.7
Top Ten		26.0%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 29, 2011, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2011, the expense ratios were 0.24% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.08% for Institutional Shares, and 0.10% for ETF Shares.

10

Growth Index Fund

Sector Diversification (% of equity exposure)
		MSCI US
		Prime	DJ
		Market	U.S. Total
		Growth	Market
	Fund	Index	Index
Consumer
Discretionary	17.8%	17.8%	12.2%
Consumer Staples	12.4	12.4	10.6
Energy	8.9	8.9	10.8
Financials	5.0	5.0	15.0
Health Care	9.4	9.4	11.4
Industrials	12.5	12.5	11.1
Information
Technology	30.1	30.1	18.7
Materials	3.3	3.3	4.1
Telecommunication
Services	0.4	0.4	2.5
Utilities	0.2	0.2	3.6

Investment Focus

11

Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2001, Through December 31, 2011
Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended December 31, 2011
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Growth Index Fund Investor Shares	1.71%	2.40%	2.88%	$13,286
Dow Jones U.S. Total Stock Market
Index	0.52	0.28	3.90	14,657
Spliced Growth Index	1.96	2.59	3.06	13,513
Large-Cap Growth Funds Average	-2.07	0.76	1.26	11,339

Spliced Growth Index: S&P 500/Barra Growth Index through May 16, 2003; MSCI US Prime Market Growth Index thereafter.
Large-Cap Growth Funds Average: Derived from data provided by Lipper Inc.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Growth Index Fund Admiral Shares	1.87%	2.53%	3.00%	$13,440
Dow Jones U.S. Total Stock Market Index	0.52	0.28	3.90	14,657
Spliced Growth Index	1.96	2.59	3.06	13,513

See Financial Highlights for dividend and capital gains information.

12

Growth Index Fund

	Average Annual Total Returns
	Periods Ended December 31, 2011
		Since	Final Value
	One	Inception	of a $10,000
	Year	(6/4/2007)	Investment
Growth Index Fund Signal Shares	1.88%	0.65%	$10,303
Dow Jones U.S. Total Stock Market Index	0.52	-1.76	9,220
MSCI US Prime Market Growth Index	1.96	0.71	10,328
"Since Inception" performance is calculated from the Signal Shares’ inception date for both the fund and its comparative standards.

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Growth Index Fund Institutional Shares	1.89%	2.57%	3.04%	$6,746,191
Dow Jones U.S. Total Stock Market Index	0.52	0.28	3.90	7,328,259
Spliced Growth Index	1.96	2.59	3.06	6,756,486

			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(1/26/2004)	Investment
Growth Index Fund
ETF Shares Net Asset Value	1.87%	2.53%	3.71%	$13,351
Dow Jones U.S. Total Stock Market Index	0.52	0.28	3.82	13,459
MSCI US Prime Market Growth Index	1.96	2.59	3.77	13,413
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares: January 26, 2004, Through December 31, 2011
			Since
	One	Five	Inception
	Year	Years	(1/26/2004)
Growth Index Fund
ETF Shares Market Price	1.84%	13.36%	33.53
Growth Index Fund
ETF Shares Net Asset Value	1.87	13.32	33.51
MSCI US Prime Market Growth Index	1.96	13.63	34.13
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard.

13

Growth Index Fund

Fiscal-Year Total Returns (%): December 31, 2001, Through December 31, 2011

14

Growth Index Fund

Financial Statements

Statement of Net Assets
As of December 31, 2011

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (17.8%)
	McDonald’s Corp.	3,517,243	352,885
*	Amazon.com Inc.	1,238,040	214,305
	Comcast Corp. Class A	8,132,730	192,827
*	Ford Motor Co.	12,076,422	129,942
	NIKE Inc. Class B	1,220,881	117,656
	Starbucks Corp.	2,543,504	117,027
	Home Depot Inc.	2,666,359	112,094
	Target Corp.	2,186,790	112,007
	News Corp. Class A	6,232,977	111,196
	Lowe’s Cos. Inc.	4,297,192	109,063
*	DIRECTV Class A	2,516,814	107,619
	Yum! Brands Inc.	1,583,246	93,427
	TJX Cos. Inc.	1,298,832	83,840
	Viacom Inc. Class B	1,783,604	80,994
*	priceline.com Inc.	169,669	79,356
	Walt Disney Co.	2,103,820	78,893
	Johnson Controls Inc.	2,317,286	72,438
	Time Warner Cable Inc.	1,108,574	70,472
	Coach Inc.	985,365	60,147
	CBS Corp. Class B	2,135,633	57,961
*	Las Vegas Sands Corp.	1,244,654	53,184
*	Bed Bath & Beyond Inc.	849,800	49,263
	McGraw-Hill Cos. Inc.	1,027,241	46,195
	Kohl’s Corp.	910,432	44,930
	VF Corp.	299,307	38,009
	Ross Stores Inc.	797,456	37,903
*	O’Reilly Automotive Inc.	463,539	37,060
*	Chipotle Mexican Grill Inc.
	Class A	106,870	36,094
	Limited Brands Inc.	864,542	34,884
*	Dollar Tree Inc.	416,025	34,576
	Starwood Hotels & Resorts
	Worldwide Inc.	666,492	31,972
	Harley-Davidson Inc.	806,014	31,330
	Wynn Resorts Ltd.	276,904	30,595
	Ralph Lauren Corp. Class A	210,130	29,015
*	Liberty Media Corp. -
	Liberty Capital Class A	370,092	28,886

			Market
			Value
		Shares	($000)
	Comcast Corp.	1,206,689	28,430
	Marriott International Inc.
	Class A	962,545	28,077
*	AutoZone Inc.	85,024	27,630
	Omnicom Group Inc.	619,344	27,610
	Tiffany & Co.	412,247	27,316
	News Corp. Class B	1,497,346	27,222
	Gap Inc.	1,313,634	24,368
*	BorgWarner Inc.	373,724	23,821
*	Dollar General Corp.	575,629	23,681
	Family Dollar Stores Inc.	409,970	23,639
*	CarMax Inc.	771,457	23,514
*	Sirius XM Radio Inc.	12,790,583	23,279
*	Apollo Group Inc. Class A	421,293	22,695
*	Liberty Global Inc.	531,960	21,023
	PetSmart Inc.	384,372	19,715
*	Discovery
	Communications Inc.
	Class A	479,418	19,642
	Advance Auto Parts Inc.	251,404	17,505
	Tractor Supply Co.	243,178	17,059
*	Discovery
	Communications Inc.	430,418	16,227
*	Lululemon Athletica Inc.	342,142	15,964
	PVH Corp.	206,957	14,588
*	Fossil Inc.	182,659	14,496
	Abercrombie & Fitch Co.	296,245	14,469
	Gentex Corp.	487,526	14,426
*	LKQ Corp.	473,889	14,255
	Virgin Media Inc.	661,146	14,135
*	Liberty Global Inc. Class A	322,383	13,227
	Scripps Networks
	Interactive Inc. Class A	304,144	12,902
	Polaris Industries Inc.	223,996	12,539
*	Netflix Inc.	179,192	12,416
*	Tempur-Pedic
	International Inc.	228,569	12,007
	Dick’s Sporting Goods Inc.	325,034	11,987
*	Urban Outfitters Inc.	429,316	11,832
	Tupperware Brands Corp.	206,524	11,559

15

Growth Index Fund

			Market
			Value
		Shares	($000)
*	Ulta Salon Cosmetics &
	Fragrance Inc.	167,249	10,858
	DISH Network Corp.
	Class A	353,767	10,075
	Cablevision Systems Corp.
	Class A	707,316	10,058
*	Deckers Outdoor Corp.	131,074	9,905
	Expedia Inc.	338,773	9,831
*	Under Armour Inc. Class A	128,586	9,231
*	TripAdvisor Inc.	338,824	8,542
*	Charter Communications
	Inc. Class A	149,970	8,539
	DeVry Inc.	221,537	8,520
	Weight Watchers
	International Inc.	112,831	6,207
	International Game
	Technology	356,081	6,125
*	Goodyear Tire &
	Rubber Co.	416,383	5,900
	Interpublic Group
	of Cos. Inc.	570,839	5,554
*	AutoNation Inc.	149,127	5,498
*	Dunkin’ Brands Group Inc.	184,219	4,602
	Hasbro Inc.	144,272	4,601
	Harman International
	Industries Inc.	119,189	4,534
*	NVR Inc.	6,333	4,344
	Williams-Sonoma Inc.	112,213	4,320
*,^	ITT Educational
	Services Inc.	69,168	3,935
*	Lamar Advertising Co.
	Class A	137,937	3,793
	Washington Post Co.
	Class B	8,574	3,231
*	Hyatt Hotels Corp. Class A	76,181	2,868
*,^	Sears Holdings Corp.	51,070	1,623
*	Clear Channel Outdoor
	Holdings Inc. Class A	65,392	821
*	Orchard Supply Hardware
	Stores Corp. Class A	2,287	17
*	Orchard Supply Hardware
	Stores Corp. Pfd.	2,287	—
*	Krispy Kreme
	Doughnuts Inc.
	Warrants Exp. 3/2/2012	3,500	—
			3,714,832
Consumer Staples (12.4%)
	Coca-Cola Co.	7,044,529	492,906
	Philip Morris
	International Inc.	5,987,896	469,930
	Wal-Mart Stores Inc.	6,462,223	386,182
	PepsiCo Inc.	5,395,081	357,964
	Colgate-Palmolive Co.	1,658,487	153,228
	Costco Wholesale Corp.	1,492,565	124,361
	Walgreen Co.	3,086,647	102,045

			Market
			Value
		Shares	($000)
	Mead Johnson
	Nutrition Co.	695,293	47,787
	Kroger Co.	1,959,745	47,465
	Estee Lauder Cos. Inc.
	Class A	405,698	45,568
	General Mills Inc.	1,102,248	44,542
	Kellogg Co.	863,914	43,688
	Whole Foods Market Inc.	513,491	35,729
	Hershey Co.	568,340	35,112
	Avon Products Inc.	1,468,424	25,653
*	Hansen Natural Corp.	256,802	23,662
	Sara Lee Corp.	1,239,714	23,455
	Brown-Forman Corp.
	Class B	286,382	23,057
	Herbalife Ltd.	403,549	20,851
	HJ Heinz Co.	383,088	20,702
*	Green Mountain
	Coffee Roasters Inc.	443,725	19,901
	Clorox Co.	291,112	19,376
*	Energizer Holdings Inc.	234,239	18,149
	Campbell Soup Co.	229,790	7,638
	Hormel Foods Corp.	175,317	5,135
			2,594,086
Energy (8.9%)
	Schlumberger Ltd.	4,599,956	314,223
	Occidental
	Petroleum Corp.	2,770,756	259,620
	Halliburton Co.	3,135,127	108,193
	National Oilwell
	Varco Inc.	1,444,403	98,205
	EOG Resources Inc.	915,800	90,215
	Baker Hughes Inc.	1,487,019	72,329
	El Paso Corp.	2,625,872	69,769
	Williams Cos. Inc.	2,007,632	66,292
	Anadarko Petroleum Corp.	848,580	64,772
*	FMC Technologies Inc.	818,793	42,766
*	Cameron
	International Corp.	835,549	41,101
*	Southwestern
	Energy Co.	1,186,426	37,894
*	Weatherford
	International Ltd.	2,585,689	37,854
	Noble Energy Inc.	391,174	36,923
	Range Resources Corp.	548,756	33,990
	Pioneer Natural
	Resources Co.	358,117	32,044
*	Concho Resources Inc.	335,552	31,458
	Peabody Energy Corp.	922,718	30,551
	Consol Energy Inc.	773,049	28,371
	Cabot Oil & Gas Corp.	356,272	27,041
	EQT Corp.	484,119	26,525
	Helmerich & Payne Inc.	365,083	21,306
*	Denbury Resources Inc.	1,371,799	20,714
*	Whiting Petroleum Corp.	399,793	18,666
	Core Laboratories NV	158,701	18,084

16

Growth Index Fund

			Market
			Value
		Shares	($000)
	QEP Resources Inc.	602,649	17,658
	Oceaneering
	International Inc.	370,069	17,071
	Sunoco Inc.	412,644	16,927
	HollyFrontier Corp.	712,158	16,664
	SM Energy Co.	217,016	15,864
*	Ultra Petroleum Corp.	520,956	15,436
	Marathon Petroleum Corp.	425,107	14,152
	Noble Corp.	444,961	13,447
*	Dresser-Rand Group Inc.	268,099	13,381
	Diamond Offshore
	Drilling Inc.	237,085	13,101
^	Kinder Morgan Inc.	377,790	12,154
*	Kinder Morgan
	Management LLC	148,596	11,668
*	Plains Exploration &
	Production Co.	312,245	11,466
*	SandRidge Energy Inc.	1,264,867	10,321
*	Continental Resources Inc.	153,636	10,249
*	Cobalt International
	Energy Inc.	400,836	6,221
	EXCO Resources Inc.	439,201	4,590
			1,849,276
Financials (5.0%)
	American Express Co.	3,662,584	172,764
	Simon Property Group Inc.	1,000,899	129,056
*	Berkshire Hathaway Inc.
	Class B	1,082,119	82,566
	American Tower
	Corporation	1,349,188	80,965
	Public Storage	494,534	66,495
	Ventas Inc.	932,547	51,411
	Franklin Resources Inc.	526,355	50,562
	Boston Properties Inc.	500,907	49,890
	T Rowe Price Group Inc.	873,983	49,773
	Charles Schwab Corp.	3,673,242	41,361
	Weyerhaeuser Co.	1,836,428	34,286
*	IntercontinentalExchange
	Inc.	250,509	30,199
	Northern Trust Corp.	739,444	29,326
*	Arch Capital Group Ltd.	454,356	16,916
	Aon Corp.	350,918	16,423
*	CBRE Group Inc. Class A	996,700	15,170
*	MSCI Inc. Class A	410,424	13,515
	Host Hotels & Resorts Inc.	841,907	12,435
	TD Ameritrade
	Holding Corp.	770,484	12,058
	Federal Realty
	Investment Trust	107,140	9,723
	Eaton Vance Corp.	402,662	9,519
	Brown & Brown Inc.	413,871	9,366
	SEI Investments Co.	497,709	8,635
	Moody’s Corp.	245,505	8,269
	CBOE Holdings Inc.	308,477	7,977
	Digital Realty Trust Inc.	118,400	7,894

			Market
			Value
		Shares	($000)
*	Affiliated Managers
	Group Inc.	61,982	5,947
	Jones Lang LaSalle Inc.	96,088	5,886
	Essex Property Trust Inc.	40,357	5,671
	Leucadia National Corp.	247,977	5,639
*	First Republic Bank	128,848	3,944
	Erie Indemnity Co. Class A	49,659	3,881
*	TFS Financial Corp.	315,496	2,827
			1,050,349
Health Care (9.4%)
	UnitedHealth Group Inc.	3,668,660	185,928
	Amgen Inc.	1,758,318	112,902
*	Gilead Sciences Inc.	2,629,939	107,643
*	Celgene Corp.	1,564,106	105,734
	Baxter International Inc.	1,937,196	95,852
	Allergan Inc.	1,048,388	91,986
*	Biogen Idec Inc.	785,591	86,454
*	Medco Health
	Solutions Inc.	1,314,397	73,475
*	Express Scripts Inc.	1,581,118	70,660
	McKesson Corp.	839,705	65,421
*	Intuitive Surgical Inc.	133,238	61,691
*	Thermo Fisher
	Scientific Inc.	1,301,845	58,544
	Becton Dickinson and Co.	741,332	55,392
	Stryker Corp.	992,891	49,357
*	Alexion
	Pharmaceuticals Inc.	629,092	44,980
*	Agilent Technologies Inc.	1,186,614	41,448
	St. Jude Medical Inc.	1,123,333	38,530
*	Zimmer Holdings Inc.	649,422	34,692
	AmerisourceBergen
	Corp. Class A	917,968	34,139
	Quest Diagnostics Inc.	539,661	31,333
*	Mylan Inc.	1,453,223	31,186
*	Cerner Corp.	489,930	30,008
*	Laboratory Corp. of
	America Holdings	344,953	29,656
	Perrigo Co.	284,789	27,710
*	Edwards Lifesciences Corp.	391,715	27,694
*	Varian Medical
	Systems Inc.	399,570	26,823
	CR Bard Inc.	295,473	25,263
*	DaVita Inc.	318,492	24,145
*	Life Technologies Corp.	615,323	23,942
*	Vertex Pharmaceuticals Inc.	709,482	23,562
*	Waters Corp.	311,462	23,064
*	Henry Schein Inc.	315,102	20,302
	DENTSPLY
	International Inc.	481,891	16,861
*	Mettler-Toledo
	International Inc.	108,587	16,039
*	IDEXX Laboratories Inc.	193,606	14,900
*	Pharmasset Inc.	115,571	14,816
*	Forest Laboratories Inc.	467,706	14,153

17

Growth Index Fund

			Market
			Value
		Shares	($000)
*	Regeneron
	Pharmaceuticals Inc.	243,908	13,520
*	ResMed Inc.	516,174	13,111
*	HCA Holdings Inc.	594,654	13,100
*	Illumina Inc.	423,607	12,912
*	Allscripts Healthcare
	Solutions Inc.	640,366	12,129
*	Gen-Probe Inc.	164,200	9,708
*	CareFusion Corp.	380,961	9,680
	Patterson Cos. Inc.	326,947	9,651
*	Covance Inc.	206,972	9,463
*	Warner Chilcott plc
	Class A	476,274	7,206
*	Bio-Rad Laboratories Inc.
	Class A	66,202	6,358
*	Human Genome
	Sciences Inc.	649,925	4,803
			1,957,926
Industrials (12.5%)
	Caterpillar Inc.	2,202,480	199,545
	3M Co.	2,297,910	187,808
	United Parcel Service Inc.
	Class B	2,511,052	183,784
	Union Pacific Corp.	1,663,879	176,271
	Boeing Co.	2,400,098	176,047
	Emerson Electric Co.	2,538,701	118,278
	Deere & Co.	1,411,094	109,148
	Danaher Corp.	1,986,597	93,450
	Norfolk Southern Corp.	1,185,599	86,383
	FedEx Corp.	1,027,352	85,794
	Precision Castparts Corp.	491,035	80,918
	CSX Corp.	3,733,866	78,635
	Tyco International Ltd.	1,583,045	73,944
	Cummins Inc.	630,623	55,507
	Goodrich Corp.	426,182	52,719
	Honeywell
	International Inc.	886,911	48,204
	PACCAR Inc.	1,121,553	42,025
	Fastenal Co.	955,854	41,685
	Lockheed Martin Corp.	486,318	39,343
	CH Robinson
	Worldwide Inc.	562,288	39,236
	WW Grainger Inc.	202,448	37,896
	Rockwell Automation Inc.	488,293	35,826
	Fluor Corp.	592,567	29,776
	Expeditors International
	of Washington Inc.	723,106	29,618
	Rockwell Collins Inc.	523,897	29,008
	Roper Industries Inc.	327,310	28,433
	Republic Services Inc.
	Class A	1,026,974	28,293
	Joy Global Inc.	358,107	26,847
*	Kansas City Southern	374,487	25,469
	AMETEK Inc.	550,593	23,180
*	Stericycle Inc.	278,972	21,738

			Market
			Value
		Shares	($000)
	Iron Mountain Inc.	623,398	19,201
	Dover Corp.	316,822	18,392
*	Jacobs Engineering
	Group Inc.	434,521	17,633
*	Verisk Analytics Inc.
	Class A	436,585	17,520
	Textron Inc.	944,663	17,467
	Donaldson Co. Inc.	244,572	16,650
*	TransDigm Group Inc.	162,526	15,550
	Xylem Inc.	596,377	15,321
	JB Hunt Transport
	Services Inc.	327,585	14,764
*	AGCO Corp.	328,638	14,122
	Gardner Denver Inc.	178,264	13,737
*	BE Aerospace Inc.	333,876	12,924
	Dun & Bradstreet Corp.	167,586	12,540
*	IHS Inc. Class A	143,540	12,367
	Waste Connections Inc.	365,786	12,122
	MSC Industrial
	Direct Co. Inc. Class A	161,897	11,584
	Pall Corp.	198,161	11,325
*	Copart Inc.	199,253	9,542
*	Babcock & Wilcox Co.	381,299	9,205
*	Nielsen Holdings NV	305,608	9,074
*	Navistar International Corp.	235,537	8,922
*	Sensata Technologies
	Holding NV	299,715	7,877
*	Foster Wheeler AG	410,426	7,856
	Robert Half
	International Inc.	234,578	6,676
	Flowserve Corp.	66,329	6,588
	Masco Corp.	429,379	4,500
			2,608,267
Information Technology (30.1%)
*	Apple Inc.	3,160,392	1,279,959
	International Business
	Machines Corp.	4,071,294	748,630
*	Google Inc. Class A	866,626	559,754
	Microsoft Corp.	16,708,269	433,747
	Oracle Corp.	13,795,991	353,867
	Cisco Systems Inc.	18,749,866	338,998
	Qualcomm Inc.	5,716,877	312,713
	Visa Inc. Class A	1,777,066	180,425
*	EMC Corp.	7,039,362	151,628
	Mastercard Inc. Class A	370,288	138,051
*	eBay Inc.	3,954,070	119,927
	Accenture plc Class A	2,196,844	116,938
	Automatic Data
	Processing Inc.	1,669,406	90,165
	Texas Instruments Inc.	2,560,110	74,525
*	Cognizant Technology
	Solutions Corp. Class A	1,035,244	66,577
	Intuit Inc.	984,597	51,780
	Broadcom Corp. Class A	1,639,809	48,145
*	Adobe Systems Inc.	1,683,641	47,596

18

Growth Index Fund

			Market
			Value
		Shares	($000)
*	NetApp Inc.	1,256,002	45,555
*	Salesforce.com Inc.	433,722	44,005
*	Yahoo! Inc.	2,657,998	42,873
	Altera Corp.	1,104,555	40,979
*	Dell Inc.	2,798,902	40,948
*	Symantec Corp.	2,526,195	39,535
	Western Union Co.	2,139,934	39,075
*	Citrix Systems Inc.	641,945	38,979
*	Motorola Mobility
	Holdings Inc.	965,290	37,453
*	Juniper Networks Inc.	1,817,061	37,086
	Analog Devices Inc.	1,020,851	36,526
*	F5 Networks Inc.	275,307	29,216
	Xilinx Inc.	904,042	28,984
*	Fiserv Inc.	482,292	28,330
*	Teradata Corp.	573,853	27,838
*	Red Hat Inc.	658,087	27,172
	Amphenol Corp. Class A	579,363	26,297
*	Marvell Technology
	Group Ltd.	1,771,823	24,540
*	VMware Inc. Class A	291,887	24,282
*	Autodesk Inc.	780,172	23,663
	Linear Technology Corp.	777,028	23,334
*	Electronic Arts Inc.	1,124,858	23,172
	Avago Technologies Ltd.	754,447	21,773
	Activision Blizzard Inc.	1,753,358	21,601
*	Nuance
	Communications Inc.	833,539	20,972
*	Akamai Technologies Inc.	628,641	20,293
*	SanDisk Corp.	407,875	20,071
*	BMC Software Inc.	597,910	19,599
	VeriSign Inc.	538,384	19,231
*	Trimble Navigation Ltd.	418,216	18,151
*	Alliance Data
	Systems Corp.	173,438	18,010
*	ANSYS Inc.	314,107	17,992
*	Equinix Inc.	160,248	16,249
*	Rackspace Hosting Inc.	355,399	15,286
*	NVIDIA Corp.	1,028,267	14,252
	FLIR Systems Inc.	544,135	13,641
*	TIBCO Software Inc.	567,137	13,560
*	Informatica Corp.	363,429	13,421
	Global Payments Inc.	273,658	12,966
	Factset Research
	Systems Inc.	148,493	12,960
*	Atmel Corp.	1,585,870	12,846
*	MICROS Systems Inc.	275,504	12,833
*	VeriFone Systems Inc.	353,365	12,551
*	Riverbed Technology Inc.	502,946	11,819
	Paychex Inc.	389,267	11,721
	Solera Holdings Inc.	241,369	10,751
*	Skyworks Solutions Inc.	634,609	10,293
*	Polycom Inc.	602,531	9,821
*	Rovi Corp.	379,090	9,318
*	Cree Inc.	374,672	8,258

			Market
			Value
		Shares	($000)
*	Acme Packet Inc.	192,651	5,955
*	Dolby Laboratories Inc.
	Class A	179,466	5,475
*	Lam Research Corp.	147,652	5,466
*	Flextronics
	International Ltd.	872,559	4,939
*,^	First Solar Inc.	124,353	4,198
*	Freescale Semiconductor
	Holdings I Ltd.	167,479	2,119
			6,291,658
Materials (3.3%)
	Monsanto Co.	1,822,983	127,736
	Praxair Inc.	1,030,135	110,121
	Newmont Mining Corp.	1,684,696	101,099
	Ecolab Inc.	1,023,358	59,160
	Mosaic Co.	1,042,870	52,592
	Air Products &
	Chemicals Inc.	363,319	30,951
	Sherwin-Williams Co.	308,069	27,501
	Sigma-Aldrich Corp.	416,215	25,997
	Celanese Corp. Class A	533,039	23,598
	PPG Industries Inc.	268,523	22,419
	FMC Corp.	244,307	21,020
	Ball Corp.	529,731	18,917
*	Crown Holdings Inc.	514,836	17,288
	Albemarle Corp.	297,148	15,306
	CF Industries Holdings Inc.	85,490	12,394
	Cliffs Natural Resources Inc.	174,153	10,859
	Walter Energy Inc.	138,248	8,372
	Scotts Miracle-Gro Co.
	Class A	149,987	7,003
*,^	Molycorp Inc.	200,229	4,802
			697,135
Telecommunication Services (0.4%)
*	Crown Castle
	International Corp.	976,384	43,742
*	SBA Communications
	Corp. Class A	379,809	16,317
*	NII Holdings Inc.	582,881	12,415
*	MetroPCS
	Communications Inc.	863,462	7,495
*	Level 3
	Communications Inc.	337,890	5,741
			85,710
Utilities (0.2%)
*	AES Corp.	2,267,333	26,845
*	Calpine Corp.	548,100	8,951
			35,796
Total Common Stocks
(Cost $17,249,511)			20,885,035

19

Growth Index Fund

		Market
		Value
	Shares	($000)
Temporary Cash Investment (0.2%)
Money Market Fund (0.2%)
[1,2] Vanguard Market
Liquidity Fund, 0.110%
(Cost $35,478)	35,478,157	35,478
Total Investments (100.2%)
(Cost $17,284,989)		20,920,513
Other Assets and Liabilities (-0.2%)
Other Assets		90,374
Liabilities[2]		(122,041)
		(31,667)
Net Assets (100%)		20,888,846

At December 31, 2011, net assets consisted of:
		Amount
		($000)
Paid-in Capital		18,384,301
Overdistributed Net Investment Income		(28,344)
Accumulated Net Realized Losses		(1,102,635)
Unrealized Appreciation (Depreciation)		3,635,524
Net Assets		20,888,846

Investor Shares—Net Assets
Applicable to 91,116,987 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)		2,896,854
Net Asset Value Per Share—
Investor Shares		$31.79

Admiral Shares—Net Assets
Applicable to 151,599,529 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)		4,819,201
Net Asset Value Per Share—
Admiral Shares		$31.79

Amount
($000)
Signal Shares—Net Assets
Applicable to 81,584,268 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	2,401,570
Net Asset Value Per Share—
Signal Shares	$29.44

Institutional Shares—Net Assets
Applicable to 148,662,905 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	4,725,635
Net Asset Value Per Share—
Institutional Shares	$31.79

ETF Shares—Net Assets
Applicable to 97,891,027 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	6,045,586
Net Asset Value Per Share—
ETF Shares	$61.76

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $17,601,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $18,045,000 of collateral received for securities on loan.
See accompanying Notes, which are an integral part of the Financial Statements.

20

Growth Index Fund

Statement of Operations

Year Ended
December 31, 2011
($000)
Investment Income
Income
Dividends	271,836
Interest[1]	44
Security Lending	1,647
Total Income	273,527
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,418
Management and Administrative—Investor Shares	6,800
Management and Administrative—Admiral Shares	3,508
Management and Administrative—Signal Shares	1,318
Management and Administrative—Institutional Shares	1,847
Management and Administrative—ETF Shares	3,675
Marketing and Distribution—Investor Shares	1,045
Marketing and Distribution—Admiral Shares	737
Marketing and Distribution—Signal Shares	550
Marketing and Distribution—Institutional Shares	1,207
Marketing and Distribution—ETF Shares	1,350
Custodian Fees	391
Auditing Fees	30
Shareholders’ Reports—Investor Shares	99
Shareholders’ Reports—Admiral Shares	96
Shareholders’ Reports—Signal Shares	18
Shareholders’ Reports—Institutional Shares	61
Shareholders’ Reports—ETF Shares	123
Trustees’ Fees and Expenses	22
Total Expenses	24,295
Net Investment Income	249,232
Realized Net Gain (Loss) on Investment Securities Sold	667,210
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(560,599)
Net Increase (Decrease) in Net Assets Resulting from Operations	355,843
1 Interest income from an affiliated company of the fund was $44,000.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Growth Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	249,232	204,403
Realized Net Gain (Loss)	667,210	533,992
Change in Unrealized Appreciation (Depreciation)	(560,599)	2,021,272
Net Increase (Decrease) in Net Assets Resulting from Operations	355,843	2,759,667
Distributions
Net Investment Income
Investor Shares	(35,179)	(58,021)
Admiral Shares	(58,907)	(30,848)
Signal Shares	(26,483)	(19,042)
Institutional Shares	(56,292)	(44,551)
ETF Shares	(71,129)	(55,120)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(247,990)	(207,582)
Capital Share Transactions
Investor Shares	(991,858)	(2,707,567)
Admiral Shares	79,431	2,706,044
Signal Shares	744,319	8,481
Institutional Shares	773,669	495,374
ETF Shares	929,167	522,195
Net Increase (Decrease) from Capital Share Transactions	1,534,728	1,024,527
Total Increase (Decrease)	1,642,581	3,576,612
Net Assets
Beginning of Period	19,246,265	15,669,653
End of Period[1]	20,888,846	19,246,265
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($28,344,000) and ($29,586,000).

See accompanying Notes, which are an integral part of the Financial Statements.

22

Growth Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$31.60	$27.32	$20.29	$33.23	$29.77
Investment Operations
Net Investment Income	.351	.315	.276	.261	.270
Net Realized and Unrealized Gain (Loss)
on Investments	.183	4.284	7.035	(12.939)	3.460
Total from Investment Operations	.534	4.599	7.311	(12.678)	3.730
Distributions
Dividends from Net Investment Income	(.344)	(.319)	(.281)	(.262)	(.270)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.344)	(.319)	(.281)	(.262)	(.270)
Net Asset Value, End of Period	$31.79	$31.60	$27.32	$20.29	$33.23

Total Return[1]	1.71%	16.96%	36.29%	-38.32%	12.56%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,897	$3,843	$5,770	$4,279	$6,992
Ratio of Total Expenses to
Average Net Assets	0.24%	0.26%	0.28%	0.23%	0.22%
Ratio of Net Investment Income to
Average Net Assets	1.10%	1.13%	1.20%	0.93%	0.83%
Portfolio Turnover Rate[2]	23%	26%	29%	27%	23%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

23

Growth Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$31.60	$27.32	$20.30	$33.23	$29.77
Investment Operations
Net Investment Income	.399	.357	.308	.294	.308
Net Realized and Unrealized Gain (Loss)
on Investments	.185	4.282	7.027	(12.929)	3.460
Total from Investment Operations	.584	4.639	7.335	(12.635)	3.768
Distributions
Dividends from Net Investment Income	(.394)	(.359)	(.315)	(.295)	(.308)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.394)	(.359)	(.315)	(.295)	(.308)
Net Asset Value, End of Period	$31.79	$31.60	$27.32	$20.30	$33.23

Total Return	1.87%	17.12%	36.42%	-38.22%	12.70%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,819	$4,712	$1,641	$1,296	$2,203
Ratio of Total Expenses to
Average Net Assets	0.10%	0.12%	0.14%	0.11%	0.10%
Ratio of Net Investment Income to
Average Net Assets	1.24%	1.27%	1.34%	1.05%	0.95%
Portfolio Turnover Rate[1]	23%	26%	29%	27%	23%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

24

Growth Index Fund

Financial Highlights

Signal Shares
					June 4,
					2007[1], to
For a Share Outstanding	Year Ended December 31,				Dec. 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$29.26	$25.30	$18.80	$30.77	$30.26
Investment Operations
Net Investment Income	.369	.331	.286	.273	.168
Net Realized and Unrealized Gain (Loss)
on Investments	.175	3.963	6.507	(11.970)	.563
Total from Investment Operations	.544	4.294	6.793	(11.697)	.731
Distributions
Dividends from Net Investment Income	(.364)	(.334)	(.293)	(.273)	(.221)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.364)	(.334)	(.293)	(.273)	(.221)
Net Asset Value, End of Period	$29.44	$29.26	$25.30	$18.80	$30.77

Total Return	1.88%	17.11%	36.42%	-38.21%	2.43%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,402	$1,658	$1,428	$941	$1,425
Ratio of Total Expenses to
Average Net Assets	0.10%	0.12%	0.14%	0.11%	0.10%[2]
Ratio of Net Investment Income to
Average Net Assets	1.24%	1.27%	1.34%	1.05%	0.95%[2]
Portfolio Turnover Rate[3]	23%	26%	29%	27%	23%

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

25

Growth Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$31.60	$27.32	$20.30	$33.23	$29.77
Investment Operations
Net Investment Income	.405	.369	.322	.305	.318
Net Realized and Unrealized Gain (Loss)
on Investments	.186	4.283	7.027	(12.930)	3.460
Total from Investment Operations	.591	4.652	7.349	(12.625)	3.778
Distributions
Dividends from Net Investment Income	(.401)	(.372)	(.329)	(.305)	(.318)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.401)	(.372)	(.329)	(.305)	(.318)
Net Asset Value, End of Period	$31.79	$31.60	$27.32	$20.30	$33.23

Total Return	1.89%	17.17%	36.50%	-38.19%	12.73%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,726	$3,934	$2,913	$2,016	$3,210
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.08%	0.07%	0.07%
Ratio of Net Investment Income to
Average Net Assets	1.26%	1.31%	1.40%	1.09%	0.98%
Portfolio Turnover Rate[1]	23%	26%	29%	27%	23%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

26

Growth Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$61.39	$53.08	$39.43	$64.56	$57.85
Investment Operations
Net Investment Income	.776	.695	.598	.579	.600
Net Realized and Unrealized Gain (Loss)
on Investments	.360	8.315	13.666	(25.132)	6.710
Total from Investment Operations	1.136	9.010	14.264	(24.553)	7.310
Distributions
Dividends from Net Investment Income	(.766)	(.700)	(.614)	(.577)	(.600)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.766)	(.700)	(.614)	(.577)	(.600)
Net Asset Value, End of Period	$61.76	$61.39	$53.08	$39.43	$64.56

Total Return	1.87%	17.11%	36.46%	-38.22%	12.68%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,046	$5,099	$3,917	$2,736	$3,232
Ratio of Total Expenses to
Average Net Assets	0.10%	0.12%	0.14%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	1.24%	1.27%	1.34%	1.06%	0.95%
Portfolio Turnover Rate[1]	23%	26%	29%	27%	23%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

27

Growth Index Fund

Notes to Financial Statements

Vanguard Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Signal Shares, and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2008–2011), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

5. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

28

Growth Index Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2011, the fund had contributed capital of $3,385,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 1.35% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At December 31, 2011, 100% of the market value of the fund’s investments was based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2011, the fund realized $84,222,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2011, the fund had $2,026,000 of ordinary income available for distribution. The fund had available capital loss carryforwards totaling $996,753,000 to offset future net capital gains through December 31, 2017. In addition, the fund realized losses of $103,237,000 during the period from November 1, 2011, through December 31, 2011, which are deferred and will be treated as realized for tax purposes in fiscal 2012. Capital loss carryforwards of $56,041,000 expired on December 31, 2011; accordingly, such losses have been reclassified from accumulated net realized losses to paid-in capital.

At December 31, 2011, the cost of investment securities for tax purposes was $17,285,130,000. Net unrealized appreciation of investment securities for tax purposes was $3,635,383,000, consisting of unrealized gains of $4,437,338,000 on securities that had risen in value since their purchase and $801,955,000 in unrealized losses on securities that had fallen in value since their purchase.

29

Growth Index Fund

E. During the year ended December 31, 2011, the fund purchased $6,428,932,000 of investment securities and sold $4,895,546,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2011		2010
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	625,642	19,333	919,480	32,600
Issued in Lieu of Cash Distributions	33,926	1,080	55,692	1,966
Redeemed	(1,651,426)	(50,905)	(3,682,739)	(124,166)
Net Increase (Decrease)—Investor Shares	(991,858)	(30,492)	(2,707,567)	(89,600)
Admiral Shares
Issued	575,870	17,919	2,949,046	97,612
Issued in Lieu of Cash Distributions	54,388	1,732	27,724	939
Redeemed	(550,827)	(17,170)	(270,726)	(9,503)
Net Increase (Decrease)—Admiral Shares	79,431	2,481	2,706,044	89,048
Signal Shares
Issued	1,405,009	47,180	488,616	18,792
Issued in Lieu of Cash Distributions	22,037	758	15,924	599
Redeemed	(682,727)	(23,016)	(496,059)	(19,178)
Net Increase (Decrease)—Signal Shares	744,319	24,922	8,481	213
Institutional Shares
Issued	1,729,154	54,199	1,066,000	38,097
Issued in Lieu of Cash Distributions	49,732	1,586	39,276	1,367
Redeemed	(1,005,217)	(31,596)	(609,902)	(21,604)
Net Increase (Decrease)—Institutional Shares	773,669	24,189	495,374	17,860
ETF Shares
Issued	1,079,150	17,330	613,418	10,977
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(149,983)	(2,500)	(91,223)	(1,700)
Net Increase (Decrease)—ETF Shares	929,167	14,830	522,195	9,277

G. In preparing the financial statements as of December 31, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

30

Value Index Fund

Fund Profile
As of December 31, 2011

Share-Class Characteristics
	Investor	Admiral	Signal	Institutional
	Shares	Shares	Shares	Shares	ETF Shares
Ticker Symbol	VIVAX	VVIAX	VVISX	VIVIX	VTV
Expense Ratio[1]	0.26%	0.12%	0.12%	0.08%	0.12%
30-Day SEC Yield	2.74%	2.88%	2.87%	2.89%	2.88%

Portfolio Characteristics
		MSCI US	DJ
		Prime	U.S. Total
		Market	Market
	Fund	Value Index	Index
Number of Stocks	422	420	3,745
Median Market Cap	$46.8B	$46.8B	$31.3B
Price/Earnings Ratio	12.6x	12.6x	15.0x
Price/Book Ratio	1.5x	1.5x	2.1x
Return on Equity	16.1%	16.1%	19.0%
Earnings Growth Rate	0.1%	0.1%	7.1%
Dividend Yield	2.9%	2.9%	2.0%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	23%	—	—
Short-Term Reserves	0.0%	—	—

Volatility Measures
		DJ
	MSCI US	U.S. Total
	Prime Market	Market
	Value Index	Index
R-Squared	1.00	0.96
Beta	1.00	1.03

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Exxon Mobil Corp.	Integrated Oil &
	Gas	6.6%
Chevron Corp.	Integrated Oil &
	Gas	3.4
General Electric Co.	Industrial
	Conglomerates	3.0
Procter & Gamble Co.	Household
	Products	2.9
Johnson & Johnson	Pharmaceuticals	2.9
AT&T Inc.	Integrated
	Telecommunication
	Services	2.9
Pfizer Inc.	Pharmaceuticals	2.7
Wells Fargo & Co.	Diversified Banks	2.2
JPMorgan Chase & Co.	Diversified Financial
	Services	2.1
Intel Corp.	Semiconductors	2.0
Top Ten		30.7%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 29, 2011, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2011, the expense ratios were 0.24% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.08% for Institutional Shares, and 0.10% for ETF Shares.

31

Value Index Fund

Sector Diversification (% of equity exposure)
		MSCI US
		Prime	DJ
		Market	U.S. Total
		Value	Market
	Fund	Index	Index
Consumer
Discretionary	5.2%	5.2%	12.2%
Consumer Staples	9.5	9.5	10.6
Energy	15.4	15.4	10.8
Financials	22.4	22.4	15.0
Health Care	14.0	14.0	11.4
Industrials	8.6	8.6	11.1
Information
Technology	7.8	7.8	18.7
Materials	4.2	4.2	4.1
Telecommunication
Services	5.4	5.4	2.5
Utilities	7.5	7.5	3.6

Investment Focus

Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2001, Through December 31, 2011
Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended December 31, 2011
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Value Index Fund Investor Shares	1.00%	-2.43%	3.39%	$13,952
Dow Jones U.S. Total Stock Market
Index	0.52	0.28	3.90	14,657
Spliced Value Index	1.24	-2.32	3.51	14,114
Large-Cap Value Funds Average	-2.06	-2.69	2.21	12,449
Spliced Value Index: S&P 500/Barra Value Index through May 16, 2003; MSCI US Prime Market Value Index thereafter.
Large-Cap Value Funds Average: Derived from data provided by Lipper Inc.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Value Index Fund Admiral Shares	1.14%	-2.31%	3.50%	$14,101
Dow Jones U.S. Total Stock Market Index	0.52	0.28	3.90	14,657
Spliced Value Index	1.24	-2.32	3.51	14,114

See Financial Highlights for dividend and capital gains information.

33

Value Index Fund

	Average Annual Total Returns
	Periods Ended December 31, 2011
		Since	Final Value
	One	Inception	of a $10,000
	Year	(6/4/2007)	Investment
Value Index Fund Signal Shares	1.16%	-4.46%	$8,116
Dow Jones U.S. Total Stock Market Index	0.52	-1.76	9,220
MSCI US Prime Market Value Index	1.24	-4.48	8,107
"Since Inception" performance is calculated from the Signal Shares’ inception date for both the fund and its comparative standards.

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Value Index Fund Institutional Shares	1.17%	-2.27%	3.54%	$7,077,440
Dow Jones U.S. Total Stock Market Index	0.52	0.28	3.90	7,328,259
Spliced Value Index	1.24	-2.32	3.51	7,056,993

			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(1/26/2004)	Investment
Value Index Fund
ETF Shares Net Asset Value	1.16%	-2.30%	3.36%	$12,994
Dow Jones U.S. Total Stock Market Index	0.52	0.28	3.82	13,459
MSCI US Prime Market Value Index	1.24	-2.32	3.37	13,007
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares: January 26, 2004, Through December 31, 2011
			Since
	One	Five	Inception
	Year	Years	(1/26/2004)
Value Index Fund
ETF Shares Market Price	1.12%	-10.97%	29.94
Value Index Fund
ETF Shares Net Asset Value	1.16	-10.98	29.94
MSCI US Prime Market Value Index	1.24	-11.09	30.07
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard.

34

Value Index Fund

Fiscal-Year Total Returns (%): December 31, 2001, Through December 31, 2011

35

Value Index Fund

Financial Statements

Statement of Net Assets
As of December 31, 2011

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (5.2%)
	Walt Disney Co.	2,727,940	102,298
	Time Warner Inc.	2,486,757	89,871
	Home Depot Inc.	1,861,717	78,267
*	General Motors Co.	1,858,642	37,675
	Carnival Corp.	1,085,980	35,446
	Macy’s Inc.	1,015,758	32,687
	Staples Inc.	1,687,935	23,445
	Genuine Parts Co.	373,076	22,832
	Mattel Inc.	816,069	22,654
*	Liberty Interactive Corp.
	Class A	1,363,069	22,102
	Nordstrom Inc.	407,773	20,270
	Best Buy Co. Inc.	756,422	17,678
	Wyndham
	Worldwide Corp.	390,404	14,769
	Darden Restaurants Inc.	320,115	14,591
	JC Penney Co. Inc.	381,124	13,397
	H&R Block Inc.	728,383	11,895
	Autoliv Inc.	212,420	11,362
	Newell Rubbermaid Inc.	694,107	11,210
^	Garmin Ltd.	277,345	11,041
	Omnicom Group Inc.	232,737	10,375
	Lear Corp.	247,132	9,836
	Whirlpool Corp.	181,728	8,623
	DR Horton Inc.	676,873	8,535
*	MGM Resorts
	International	814,021	8,490
*	Mohawk Industries Inc.	139,344	8,340
	Royal Caribbean
	Cruises Ltd.	335,719	8,316
*	TRW Automotive
	Holdings Corp.	250,043	8,151
*	GameStop Corp. Class A	336,544	8,121
	International Game
	Technology	462,456	7,954
	Leggett & Platt Inc.	337,443	7,775
	Gannett Co. Inc.	574,163	7,677

			Market
			Value
		Shares	($000)
*	Toll Brothers Inc.	361,133	7,374
	Lennar Corp. Class A	371,080	7,292
	Interpublic Group
	of Cos. Inc.	741,459	7,214
	DISH Network Corp.
	Class A	247,536	7,050
	American Eagle
	Outfitters Inc.	418,205	6,394
	Hasbro Inc.	187,196	5,970
*	NVR Inc.	8,227	5,644
	Williams-Sonoma Inc.	145,703	5,610
	Virgin Media Inc.	249,081	5,325
*	PulteGroup Inc.	821,155	5,181
	Guess? Inc.	154,525	4,608
*	Goodyear Tire &
	Rubber Co.	291,314	4,128
	Harman International
	Industries Inc.	83,365	3,171
	Washington Post Co.
	Class B	5,989	2,257
*,^	Sears Holdings Corp.	66,048	2,099
*	Hyatt Hotels Corp. Class A	53,171	2,001
*	Lamar Advertising Co.
	Class A	51,875	1,427
*	Clear Channel Outdoor
	Holdings Inc. Class A	46,332	581
*	Orchard Supply Hardware
	Stores Corp. Class A	3,004	22
*	Orchard Supply Hardware
	Stores Corp. Pfd.	3,004	1
			779,032
Consumer Staples (9.5%)
	Procter & Gamble Co.	6,541,018	436,351
	Kraft Foods Inc.	3,993,565	149,200
	Altria Group Inc.	4,930,048	146,176
	CVS Caremark Corp.	3,201,053	130,539
	Kimberly-Clark Corp.	932,555	68,599
	Archer-Daniels-Midland Co.	1,608,546	46,004
	Sysco Corp.	1,410,678	41,375

36

Value Index Fund

			Market
			Value
		Shares	($000)
	Lorillard Inc.	329,460	37,558
	Reynolds American Inc.	832,468	34,481
	General Mills Inc.	769,476	31,095
	HJ Heinz Co.	496,595	26,836
	ConAgra Foods Inc.	986,794	26,051
	JM Smucker Co.	272,171	21,276
	Dr Pepper Snapple
	Group Inc.	516,386	20,387
	Bunge Ltd.	350,845	20,068
	Coca-Cola Enterprises Inc.	759,183	19,572
	Safeway Inc.	832,990	17,526
	Molson Coors Brewing Co.
	Class B	389,243	16,948
	Beam Inc.	330,798	16,947
	Church & Dwight Co. Inc.	341,562	15,630
	Tyson Foods Inc. Class A	726,348	14,992
	McCormick & Co. Inc.	284,942	14,367
*	Ralcorp Holdings Inc.	131,169	11,215
	Campbell Soup Co.	297,885	9,902
*	Constellation Brands Inc.
	Class A	454,143	9,387
	Sara Lee Corp.	465,944	8,816
*	Smithfield Foods Inc.	353,381	8,580
	Clorox Co.	109,680	7,300
	Hormel Foods Corp.	227,603	6,666
*	Dean Foods Co.	437,896	4,904
			1,418,748
Energy (15.4%)
	Exxon Mobil Corp.	11,573,323	980,955
	Chevron Corp.	4,767,620	507,275
	ConocoPhillips	3,104,715	226,241
	Apache Corp.	913,759	82,768
	Devon Energy Corp.	941,717	58,386
	Marathon Oil Corp.	1,699,446	49,743
	Spectra Energy Corp.	1,547,782	47,594
	Anadarko Petroleum Corp.	592,360	45,215
	Hess Corp.	728,091	41,355
	Chesapeake Energy Corp.	1,572,935	35,061
	Valero Energy Corp.	1,361,748	28,665
	Murphy Oil Corp.	437,470	24,384
	Marathon Petroleum Corp.	551,505	18,360
	Noble Energy Inc.	147,177	13,892
	Cimarex Energy Co.	203,861	12,619
*	Newfield Exploration Co.	320,727	12,101
	Southern Union Co.	282,301	11,888
*	Nabors Industries Ltd.	684,985	11,878
*	Alpha Natural
	Resources Inc.	538,886	11,009
	Noble Corp.	310,786	9,392
*	Rowan Cos. Inc.	303,236	9,197
	Energen Corp.	171,792	8,590
*	Kinder Morgan
	Management LLC	103,588	8,134
*	Tesoro Corp.	342,360	7,997
	Patterson-UTI Energy Inc.	370,937	7,411

			Market
			Value
		Shares	($000)
	Arch Coal Inc.	507,978	7,371
*	McDermott
	International Inc.	559,838	6,444
*	Plains Exploration &
	Production Co.	117,579	4,317
			2,288,242
Financials (22.4%)
	Wells Fargo & Co.	11,939,170	329,044
	JPMorgan Chase & Co.	9,280,895	308,590
	Citigroup Inc.	6,945,498	182,736
	Bank of America Corp.	24,122,796	134,123
	US Bancorp	4,572,296	123,681
*	Berkshire Hathaway Inc.
	Class B	1,403,081	107,055
	Goldman Sachs
	Group Inc.	1,143,713	103,426
	MetLife Inc.	2,517,044	78,481
	PNC Financial Services
	Group Inc.	1,252,566	72,236
	Travelers Cos. Inc.	996,662	58,973
	Bank of New York
	Mellon Corp.	2,934,097	58,418
	Prudential Financial Inc.	1,151,948	57,736
	ACE Ltd.	804,433	56,407
	Morgan Stanley	3,441,645	52,072
	State Street Corp.	1,199,707	48,360
	Aflac Inc.	1,111,870	48,100
	Chubb Corp.	680,513	47,105
	Capital One
	Financial Corp.	1,093,322	46,237
	BB&T Corp.	1,659,111	41,760
	Marsh & McLennan
	Cos. Inc.	1,289,243	40,766
	Equity Residential	705,623	40,242
	HCP Inc.	969,149	40,152
	BlackRock Inc.	224,935	40,092
	CME Group Inc.	151,189	36,840
	Annaly Capital
	Management Inc.	2,306,558	36,813
	Allstate Corp.	1,229,627	33,704
	ProLogis Inc.	1,092,435	31,233
	Discover Financial
	Services	1,298,717	31,169
	Vornado Realty Trust	394,991	30,359
	AvalonBay
	Communities Inc.	223,745	29,221
	Loews Corp.	769,369	28,967
	Progressive Corp.	1,444,161	28,176
	Ameriprise Financial Inc.	561,862	27,891
	Fifth Third Bancorp	2,189,247	27,847
	American International
	Group Inc.	1,129,325	26,200
	Health Care REIT Inc.	451,705	24,631
	SunTrust Banks Inc.	1,277,771	22,617
	Invesco Ltd.	1,073,056	21,558

37

Value Index Fund

			Market
			Value
		Shares	($000)
	Aon Corp.	454,867	21,288
	M&T Bank Corp.	269,040	20,539
	Principal Financial
	Group Inc.	746,037	18,353
	KeyCorp	2,267,895	17,440
	SLM Corp.	1,223,949	16,401
	Hartford Financial
	Services Group Inc.	1,007,038	16,364
	NYSE Euronext	622,955	16,259
	Host Hotels &
	Resorts Inc.	1,092,322	16,134
	Macerich Co.	313,839	15,880
*	CIT Group Inc.	453,427	15,811
	Kimco Realty Corp.	968,412	15,727
	General Growth
	Properties Inc.	1,035,242	15,549
	Unum Group	722,118	15,215
	Willis Group Holdings plc	391,087	15,174
	American Capital
	Agency Corp.	524,944	14,740
	Lincoln National Corp.	733,634	14,247
	Plum Creek Timber Co. Inc.	385,365	14,089
	XL Group plc Class A	708,521	14,007
	SL Green Realty Corp.	203,587	13,567
	UDR Inc.	522,027	13,103
	Rayonier Inc.	289,962	12,941
	New York Community
	Bancorp Inc.	1,042,310	12,893
	Regions Financial Corp.	2,993,981	12,874
	Comerica Inc.	478,747	12,352
	People’s United
	Financial Inc.	896,917	11,525
	Huntington
	Bancshares Inc.	2,056,721	11,291
	Cincinnati Financial Corp.	369,140	11,244
	Realty Income Corp.	316,973	11,081
	Everest Re Group Ltd.	129,292	10,872
	Torchmark Corp.	250,090	10,851
	Moody’s Corp.	318,351	10,722
	Camden Property Trust	169,347	10,540
	Digital Realty Trust Inc.	153,693	10,247
	Alexandria Real Estate
	Equities Inc.	147,391	10,166
	PartnerRe Ltd.	153,079	9,829
	WR Berkley Corp.	283,421	9,747
	Axis Capital Holdings Ltd.	292,215	9,339
	Assurant Inc.	224,797	9,230
	Reinsurance Group of
	America Inc. Class A	176,313	9,212
	RenaissanceRe
	Holdings Ltd.	123,070	9,153
*	Markel Corp.	21,911	9,086
	Liberty Property Trust	275,234	8,499
	Transatlantic Holdings Inc.	148,605	8,133
	Regency Centers Corp.	214,312	8,062

			Market
			Value
		Shares	($000)
	Fidelity National
	Financial Inc. Class A	505,288	8,049
	Legg Mason Inc.	332,979	8,008
	Raymond James
	Financial Inc.	256,497	7,941
*	Affiliated Managers
	Group Inc.	80,649	7,738
*	Genworth Financial Inc.
	Class A	1,169,618	7,661
	Ares Capital Corp.	488,822	7,552
	White Mountains
	Insurance Group Ltd.	16,363	7,420
	Essex Property Trust Inc.	52,393	7,362
	Leucadia National Corp.	322,251	7,328
	Duke Realty Corp.	602,680	7,262
*	NASDAQ OMX Group Inc.	295,348	7,239
	HCC Insurance
	Holdings Inc.	262,170	7,210
	Zions Bancorporation	439,310	7,152
	Hudson City Bancorp Inc.	1,132,071	7,075
	Commerce Bancshares Inc. 184,820		7,045
	Piedmont Office Realty
	Trust Inc. Class A	411,996	7,020
	Cullen/Frost Bankers Inc.	131,305	6,947
	Federal Realty
	Investment Trust	74,842	6,792
	Hospitality Properties Trust	294,344	6,764
	American Financial
	Group Inc.	179,748	6,631
	DDR Corp.	527,241	6,417
	Chimera Investment Corp. 2,447,820		6,144
	Weingarten Realty
	Investors	273,603	5,970
	Old Republic
	International Corp.	587,141	5,443
	Assured Guaranty Ltd.	394,878	5,189
	City National Corp.	114,130	5,042
	First Horizon National Corp.	628,775	5,030
	Validus Holdings Ltd.	153,424	4,833
	Jefferies Group Inc.	309,687	4,258
	BOK Financial Corp.	65,201	3,582
	Erie Indemnity Co. Class A	34,809	2,721
	Jones Lang LaSalle Inc.	36,206	2,218
*	LPL Investment
	Holdings Inc.	64,216	1,961
*	First Republic Bank	48,514	1,485
			3,329,283
Health Care (14.0%)
	Johnson & Johnson	6,522,859	427,769
	Pfizer Inc.	18,571,398	401,885
	Merck & Co. Inc.	7,333,143	276,459
	Abbott Laboratories	3,705,108	208,338
	Bristol-Myers Squibb Co.	4,059,925	143,072
	Eli Lilly & Co.	2,479,981	103,068
	Medtronic Inc.	2,525,355	96,595
	WellPoint Inc.	858,425	56,871

38

Value Index Fund

			Market
			Value
		Shares	($000)
	Covidien plc	1,174,430	52,861
	Amgen Inc.	660,948	42,439
	Aetna Inc.	887,580	37,447
	Humana Inc.	397,021	34,783
	Cardinal Health Inc.	820,166	33,307
	Cigna Corp.	679,427	28,536
*	Boston Scientific Corp.	3,643,140	19,454
*	Watson
	Pharmaceuticals Inc.	319,187	19,260
*	Hospira Inc.	392,361	11,916
*	Hologic Inc.	624,390	10,933
*	Coventry Health Care Inc.	353,526	10,737
*	Pharmasset Inc.	80,675	10,342
*	Forest Laboratories Inc.	326,688	9,886
*	Endo Pharmaceuticals
	Holdings Inc.	277,469	9,581
	Omnicare Inc.	275,575	9,493
	Universal Health
	Services Inc. Class B	215,200	8,363
*	CareFusion Corp.	266,574	6,774
	Lincare Holdings Inc.	222,830	5,729
*	Alere Inc.	194,597	4,493
*	Community Health
	Systems Inc.	222,210	3,878
			2,084,269
Industrials (8.6%)
	General Electric Co.	25,232,031	451,906
	United Technologies
	Corp.	2,054,830	150,188
	Honeywell
	International Inc.	1,149,939	62,499
	Illinois Tool Works Inc.	1,052,678	49,171
	General Dynamics Corp.	731,884	48,604
	Raytheon Co.	841,594	40,716
	Northrop Grumman Corp.	628,704	36,767
	Waste Management Inc.	1,067,354	34,913
	Eaton Corp.	771,266	33,573
	Parker Hannifin Corp.	368,986	28,135
	Lockheed Martin Corp.	339,450	27,462
	Stanley Black &
	Decker Inc.	380,651	25,732
	Ingersoll-Rand plc	787,748	24,003
	Cooper Industries plc	392,626	21,261
	L-3 Communications
	Holdings Inc.	250,757	16,721
	Southwest Airlines Co.	1,913,331	16,378
*	Delta Air Lines Inc.	2,013,549	16,290
*	United Continental
	Holdings Inc.	786,957	14,850
	Dover Corp.	221,300	12,846
	Equifax Inc.	291,273	11,284
*	Quanta Services Inc.	493,616	10,633
	KBR Inc.	358,781	9,999
	Cintas Corp.	280,836	9,776
	Pitney Bowes Inc.	481,075	8,919

			Market
			Value
		Shares	($000)
	Flowserve Corp.	86,350	8,576
	Hubbell Inc. Class B	125,507	8,391
*	Owens Corning	278,727	8,005
	Pall Corp.	138,608	7,921
	Towers Watson & Co.
	Class A	131,294	7,868
	Pentair Inc.	234,928	7,821
	Timken Co.	198,377	7,679
*	Hertz Global Holdings Inc.	645,185	7,562
	SPX Corp.	121,838	7,343
	Manpower Inc.	195,392	6,985
	Avery Dennison Corp.	239,984	6,883
*	URS Corp.	189,734	6,663
	RR Donnelley & Sons Co.	447,693	6,460
*	Spirit Aerosystems
	Holdings Inc. Class A	282,487	5,870
	Masco Corp.	557,693	5,845
*	AECOM Technology Corp.	256,212	5,270
	Robert Half
	International Inc.	164,022	4,668
			1,282,436
Information Technology (7.8%)
	Intel Corp.	12,498,882	303,098
	Microsoft Corp.	6,281,885	163,078
	Hewlett-Packard Co.	4,936,996	127,177
	Corning Inc.	3,739,579	48,540
	Motorola Solutions Inc.	734,992	34,023
	Applied Materials Inc.	3,135,996	33,586
	TE Connectivity Ltd.	1,031,479	31,780
*	Dell Inc.	1,954,049	28,588
	Texas Instruments Inc.	962,386	28,015
	Xerox Corp.	3,340,491	26,590
	CA Inc.	960,946	19,426
	KLA-Tencor Corp.	397,450	19,177
	Maxim Integrated
	Products Inc.	701,662	18,271
*	Western Digital Corp.	554,900	17,174
	Microchip Technology Inc.	453,597	16,615
	Seagate Technology plc	998,407	16,374
*	Yahoo! Inc.	999,054	16,115
	Fidelity National
	Information Services Inc.	582,414	15,486
	Paychex Inc.	504,738	15,198
*	SanDisk Corp.	284,438	13,997
*	Micron Technology Inc.	2,149,498	13,520
*	Avnet Inc.	364,003	11,317
	Harris Corp.	286,313	10,319
*	Arrow Electronics Inc.	273,430	10,229
*	NVIDIA Corp.	718,387	9,957
*	Synopsys Inc.	341,885	9,299
	Jabil Circuit Inc.	468,168	9,204
	Computer Sciences Corp.	368,926	8,744
*	ON Semiconductor Corp.	1,066,856	8,236
*	LSI Corp.	1,365,879	8,127
	IAC/InterActiveCorp	188,772	8,042

39

Value Index Fund

			Market
			Value
		Shares	($000)
*	SAIC Inc.	649,162	7,978
	Total System Services Inc.	390,300	7,634
*	Advanced Micro
	Devices Inc.	1,400,706	7,564
*	Lam Research Corp.	191,675	7,096
*	Ingram Micro Inc.	375,322	6,827
	Broadridge Financial
	Solutions Inc.	294,451	6,640
*	Flextronics
	International Ltd.	1,133,449	6,415
	Lexmark International Inc.
	Class A	188,813	6,244
	Molex Inc. Class A	180,459	3,569
	Molex Inc.	147,996	3,531
*	Zynga Inc.	186,775	1,758
*	First Solar Inc.	46,799	1,580
			1,166,138
Materials (4.2%)
	EI du Pont de
	Nemours & Co.	2,219,614	101,614
	Freeport-McMoRan
	Copper & Gold Inc.	2,256,162	83,004
	Dow Chemical Co.	2,811,594	80,861
	Nucor Corp.	753,305	29,808
	International Paper Co.	988,312	29,254
	LyondellBasell Industries
	NV Class A	680,138	22,098
	Alcoa Inc.	2,532,835	21,909
	Air Products &
	Chemicals Inc.	253,583	21,603
	CF Industries
	Holdings Inc.	110,961	16,087
	PPG Industries Inc.	187,635	15,666
	Cliffs Natural
	Resources Inc.	225,695	14,072
	Airgas Inc.	170,969	13,349
	Eastman Chemical Co.	334,528	13,067
	MeadWestvaco Corp.	406,641	12,179
	Vulcan Materials Co.	307,797	12,112
	Allegheny
	Technologies Inc.	240,595	11,500
	Ashland Inc.	185,622	10,610
	International Flavors &
	Fragrances Inc.	192,468	10,089
	Rock-Tenn Co. Class A	169,432	9,776
^	United States Steel Corp.	342,599	9,065
	Reliance Steel &
	Aluminum Co.	178,186	8,676
	Valspar Corp.	212,196	8,269
	Martin Marietta
	Materials Inc.	108,874	8,210
	Sonoco Products Co.	238,100	7,848
*	Owens-Illinois Inc.	391,456	7,586
	Domtar Corp.	93,903	7,509
	Bemis Co. Inc.	246,445	7,413
	Sealed Air Corp.	410,824	7,070

			Market
			Value
		Shares	($000)
	Steel Dynamics Inc.	495,332	6,514
	Huntsman Corp.	459,447	4,595
	Titanium Metals Corp.	212,137	3,178
	Walter Energy Inc.	52,069	3,153
	Greif Inc. Class A	56,196	2,560
			620,304
Telecommunication Services (5.4%)
	AT&T Inc.	14,105,605	426,554
	Verizon
	Communications Inc.	6,738,540	270,350
	CenturyLink Inc.	1,467,288	54,583
*	Sprint Nextel Corp.	7,120,001	16,661
	Windstream Corp.	1,388,540	16,302
	Frontier Communications
	Corp.	2,371,150	12,211
	Telephone & Data
	Systems Inc.	106,728	2,763
*	Level 3
	Communications Inc.	127,250	2,162
	Telephone & Data
	Systems Inc. (Special
	Common Shares)	61,906	1,474
*	United States
	Cellular Corp.	30,640	1,337
			804,397
Utilities (7.5%)
	Southern Co.	2,041,389	94,496
	Dominion Resources Inc.	1,354,865	71,916
	Duke Energy Corp.	3,168,839	69,714
	Exelon Corp.	1,577,335	68,409
	NextEra Energy Inc.	954,978	58,139
	American Electric
	Power Co. Inc.	1,147,904	47,420
	FirstEnergy Corp.	995,381	44,095
	Consolidated Edison Inc.	697,108	43,242
	PPL Corp.	1,375,111	40,456
	Public Service
	Enterprise Group Inc.	1,204,093	39,747
	PG&E Corp.	957,370	39,463
	Progress Energy Inc.	701,124	39,277
	Xcel Energy Inc.	1,153,333	31,878
	Entergy Corp.	420,680	30,731
	Edison International	736,682	30,499
	Sempra Energy	541,592	29,788
	DTE Energy Co.	402,994	21,943
	ONEOK Inc.	234,064	20,291
	Wisconsin Energy Corp.	556,240	19,446
	CenterPoint Energy Inc.	962,880	19,344
	Ameren Corp.	575,183	19,056
	Constellation Energy
	Group Inc.	455,093	18,054
	NiSource Inc.	667,753	15,899
	Northeast Utilities	420,866	15,181
	CMS Energy Corp.	603,733	13,330
	American Water
	Works Co. Inc.	418,052	13,319

40

Value Index Fund

		Market
		Value
	Shares	($000)
OGE Energy Corp.	233,366	13,234
SCANA Corp.	292,021	13,158
Pinnacle West
Capital Corp.	259,898	12,522
AGL Resources Inc.	277,727	11,737
Alliant Energy Corp.	264,112	11,650
NSTAR	246,474	11,574
Pepco Holdings Inc.	538,798	10,938
* NRG Energy Inc.	574,156	10,404
Integrys Energy Group Inc.	186,229	10,090
MDU Resources Group Inc.	449,230	9,640
TECO Energy Inc.	487,696	9,334
National Fuel Gas Co.	167,267	9,297
NV Energy Inc.	561,558	9,181
UGI Corp.	266,463	7,834
Aqua America Inc.	329,841	7,273
* Calpine Corp.	383,399	6,261
		1,119,260
Total Common Stocks
(Cost $15,550,186)		14,892,109
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
[1,2] Vanguard Market
Liquidity Fund, 0.110%
(Cost $11,825)	11,824,400	11,825
Total Investments (100.1%)
(Cost $15,562,011)		14,903,934
Other Assets and Liabilities (-0.1%)
Other Assets		79,664
Liabilities[2]		(89,440)
		(9,776)
Net Assets (100%)		14,894,158

At December 31, 2011, net assets consisted of:
Amount
($000)
Paid-in Capital	17,154,460
Overdistributed Net Investment Income	(16,367)
Accumulated Net Realized Losses	(1,585,858)
Unrealized Appreciation (Depreciation)	(658,077)
Net Assets	14,894,158

Investor Shares—Net Assets
Applicable to 88,606,907 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,814,166
Net Asset Value Per Share—
Investor Shares	$20.47

Admiral Shares—Net Assets
Applicable to 152,176,636 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	3,115,624
Net Asset Value Per Share—
Admiral Shares	$20.47

Signal Shares—Net Assets
Applicable to 68,851,084 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,466,771
Net Asset Value Per Share—
Signal Shares	$21.30

Institutional Shares—Net Assets
Applicable to 168,444,217 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	3,448,581
Net Asset Value Per Share—
Institutional Shares	$20.47

ETF Shares—Net Assets
Applicable to 96,200,842 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	5,049,016
Net Asset Value Per Share—
ETF Shares	$52.48

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $11,222,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $11,824,000 of collateral received for securities on loan.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

41

Value Index Fund

Statement of Operations

Year Ended
December 31, 2011
($000)
Investment Income
Income
Dividends	407,850
Interest[1]	8
Security Lending	1,663
Total Income	409,521
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,087
Management and Administrative—Investor Shares	4,075
Management and Administrative—Admiral Shares	2,275
Management and Administrative—Signal Shares	804
Management and Administrative—Institutional Shares	1,448
Management and Administrative—ETF Shares	2,971
Marketing and Distribution—Investor Shares	627
Marketing and Distribution—Admiral Shares	498
Marketing and Distribution—Signal Shares	349
Marketing and Distribution—Institutional Shares	932
Marketing and Distribution—ETF Shares	1,317
Custodian Fees	360
Auditing Fees	30
Shareholders’ Reports—Investor Shares	46
Shareholders’ Reports—Admiral Shares	47
Shareholders’ Reports—Signal Shares	13
Shareholders’ Reports—Institutional Shares	66
Shareholders’ Reports—ETF Shares	101
Trustees’ Fees and Expenses	15
Total Expenses	17,061
Net Investment Income	392,460
Realized Net Gain (Loss) on Investment Securities Sold	1,096,053
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(1,314,951)
Net Increase (Decrease) in Net Assets Resulting from Operations	173,562
1 Interest income from an affiliated company of the fund was $8,000.

See accompanying Notes, which are an integral part of the Financial Statements.

42

Value Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	392,460	315,760
Realized Net Gain (Loss)	1,096,053	1,034,334
Change in Unrealized Appreciation (Depreciation)	(1,314,951)	411,262
Net Increase (Decrease) in Net Assets Resulting from Operations	173,562	1,761,356
Distributions
Net Investment Income
Investor Shares	(49,270)	(73,774)
Admiral Shares	(82,151)	(47,412)
Signal Shares	(35,324)	(23,713)
Institutional Shares	(92,665)	(79,304)
ETF Shares	(130,797)	(94,390)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(390,207)	(318,593)
Capital Share Transactions
Investor Shares	(493,934)	(1,363,607)
Admiral Shares	76,079	1,427,492
Signal Shares	479,877	7,057
Institutional Shares	48,177	279,853
ETF Shares	803,624	761,989
Net Increase (Decrease) from Capital Share Transactions	913,823	1,112,784
Total Increase (Decrease)	697,178	2,555,547
Net Assets
Beginning of Period	14,196,980	11,641,433
End of Period[1]	14,894,158	14,196,980
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($16,367,000) and ($18,620,000).

See accompanying Notes, which are an integral part of the Financial Statements.

43

Value Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$20.79	$18.63	$16.08	$25.94	$26.58
Investment Operations
Net Investment Income	.521	.459	.498	.660	.687
Net Realized and Unrealized Gain (Loss)
on Investments	(.325)	2.163	2.561	(9.863)	(.644)
Total from Investment Operations	.196	2.622	3.059	(9.203)	.043
Distributions
Dividends from Net Investment Income	(.516)	(.462)	(.509)	(.657)	(.683)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.516)	(.462)	(.509)	(.657)	(.683)
Net Asset Value, End of Period	$20.47	$20.79	$18.63	$16.08	$25.94

Total Return[1]	1.00%	14.28%	19.58%	-35.97%	0.09%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,814	$2,317	$3,357	$2,618	$4,310
Ratio of Total Expenses to
Average Net Assets	0.24%	0.26%	0.26%	0.21%	0.20%
Ratio of Net Investment Income to
Average Net Assets	2.52%	2.43%	3.09%	3.14%	2.49%
Portfolio Turnover Rate[2]	23%	27%	31%	27%	20%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

44

Value Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$20.79	$18.63	$16.08	$25.94	$26.58
Investment Operations
Net Investment Income	.551	.488	.517	.681	.710
Net Realized and Unrealized Gain (Loss)
on Investments	(.325)	2.162	2.562	(9.863)	(.640)
Total from Investment Operations	.226	2.650	3.079	(9.182)	.070
Distributions
Dividends from Net Investment Income	(.546)	(.490)	(.529)	(.678)	(.710)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.546)	(.490)	(.529)	(.678)	(.710)
Net Asset Value, End of Period	$20.47	$20.79	$18.63	$16.08	$25.94

Total Return	1.14%	14.45%	19.72%	-35.90%	0.18%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,116	$3,082	$1,421	$1,262	$2,069
Ratio of Total Expenses to
Average Net Assets	0.10%	0.12%	0.14%	0.11%	0.10%
Ratio of Net Investment Income to
Average Net Assets	2.66%	2.57%	3.21%	3.24%	2.59%
Portfolio Turnover Rate[1]	23%	27%	31%	27%	20%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

45

Value Index Fund

Financial Highlights

Signal Shares
					June 4,
					2007[1], to
For a Share Outstanding	Year Ended December 31,				Dec. 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$21.63	$19.38	$16.73	$27.00	$30.14
Investment Operations
Net Investment Income	.574	.508	.538	.710	.442
Net Realized and Unrealized Gain (Loss)
on Investments	(.335)	2.252	2.663	(10.274)	(3.017)
Total from Investment Operations	.239	2.760	3.201	(9.564)	(2.575)
Distributions
Dividends from Net Investment Income	(.569)	(.510)	(.551)	(.706)	(.565)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.569)	(.510)	(.551)	(.706)	(.565)
Net Asset Value, End of Period	$21.30	$21.63	$19.38	$16.73	$27.00

Total Return	1.16%	14.46%	19.70%	-35.93%	-8.61%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,467	$1,018	$907	$638	$864
Ratio of Total Expenses to
Average Net Assets	0.10%	0.12%	0.14%	0.11%	0.10%[2]
Ratio of Net Investment Income to
Average Net Assets	2.66%	2.57%	3.21%	3.24%	2.59%[2]
Portfolio Turnover Rate[3]	23%	27%	31%	27%	20%

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

46

Value Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$20.79	$18.63	$16.08	$25.94	$26.58
Investment Operations
Net Investment Income	.556	.496	.527	.690	.722
Net Realized and Unrealized Gain (Loss)
on Investments	(.325)	2.162	2.562	(9.864)	(.644)
Total from Investment Operations	.231	2.658	3.089	(9.174)	.078
Distributions
Dividends from Net Investment Income	(.551)	(.498)	(.539)	(.686)	(.718)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.551)	(.498)	(.539)	(.686)	(.718)
Net Asset Value, End of Period	$20.47	$20.79	$18.63	$16.08	$25.94

Total Return	1.17%	14.49%	19.79%	-35.88%	0.21%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,449	$3,450	$2,812	$1,992	$2,660
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.08%	0.07%	0.07%
Ratio of Net Investment Income to
Average Net Assets	2.68%	2.61%	3.27%	3.28%	2.62%
Portfolio Turnover Rate[1]	23%	27%	31%	27%	20%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

47

Value Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$53.29	$47.75	$41.21	$66.51	$68.14
Investment Operations
Net Investment Income	1.414	1.252	1.324	1.754	1.830
Net Realized and Unrealized Gain (Loss)
on Investments	(.821)	5.545	6.573	(25.311)	(1.640)
Total from Investment Operations	.593	6.797	7.897	(23.557)	.190
Distributions
Dividends from Net Investment Income	(1.403)	(1.257)	(1.357)	(1.743)	(1.820)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.403)	(1.257)	(1.357)	(1.743)	(1.820)
Net Asset Value, End of Period	$52.48	$53.29	$47.75	$41.21	$66.51

Total Return	1.16%	14.45%	19.72%	-35.91%	0.20%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,049	$4,330	$3,145	$2,165	$2,215
Ratio of Total Expenses to
Average Net Assets	0.10%	0.12%	0.14%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	2.66%	2.57%	3.21%	3.25%	2.59%
Portfolio Turnover Rate[1]	23%	27%	31%	27%	20%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

48

Value Index Fund

Notes to Financial Statements

Vanguard Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Signal Shares, and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2008–2011), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

5. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

49

Value Index Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2011, the fund had contributed capital of $2,374,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.95% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At December 31, 2011, 100% of the market value of the fund’s investments was based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2011, the fund realized $171,352,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2011, the fund had $4,262,000 of ordinary income available for distribution. The fund had available capital loss carryforwards of $1,585,546,000 to offset future net capital gains through December 31, 2017.

At December 31, 2011, the cost of investment securities for tax purposes was $15,562,323,000. Net unrealized depreciation of investment securities for tax purposes was $658,389,000, consisting of unrealized gains of $1,461,393,000 on securities that had risen in value since their purchase and $2,119,782,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended December 31, 2011, the fund purchased $4,995,794,000 of investment securities and sold $4,069,137,000 of investment securities, other than temporary cash investments.

50

Value Index Fund

F. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2011		2010
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	368,539	17,523	629,201	32,879
Issued in Lieu of Cash Distributions	47,218	2,327	69,985	3,644
Redeemed	(909,691)	(42,688)	(2,062,793)	(105,302)
Net Increase (Decrease)—Investor Shares	(493,934)	(22,838)	(1,363,607)	(68,779)
Admiral Shares
Issued	417,107	20,195	1,639,299	83,030
Issued in Lieu of Cash Distributions	73,106	3,613	40,915	2,083
Redeemed	(414,134)	(19,900)	(252,722)	(13,118)
Net Increase (Decrease)—Admiral Shares	76,079	3,908	1,427,492	71,995
Signal Shares
Issued	828,438	37,846	289,825	14,527
Issued in Lieu of Cash Distributions	30,038	1,431	20,465	1,016
Redeemed	(378,599)	(17,473)	(303,233)	(15,263)
Net Increase (Decrease)—Signal Shares	479,877	21,804	7,057	280
Institutional Shares
Issued	647,946	30,995	631,302	33,152
Issued in Lieu of Cash Distributions	86,882	4,295	73,271	3,782
Redeemed	(686,651)	(32,819)	(424,720)	(21,928)
Net Increase (Decrease)—Institutional Shares	48,177	2,471	279,853	15,006
ETF Shares
Issued	1,423,420	26,848	805,945	16,295
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(619,796)	(11,900)	(43,956)	(900)
Net Increase (Decrease)—ETF Shares	803,624	14,948	761,989	15,395

G. In preparing the financial statements as of December 31, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

51

Large-Cap Index Fund

Fund Profile
As of December 31, 2011

Share-Class Characteristics
	Investor	Admiral	Signal	Institutional
	Shares	Shares	Shares	Shares	ETF Shares
Ticker Symbol	VLACX	VLCAX	VLCSX	VLISX	VV
Expense Ratio[1]	0.26%	0.12%	0.12%	0.08%	0.12%
30-Day SEC Yield	1.95%	2.09%	2.08%	2.10%	2.09%

Portfolio Characteristics
		MSCI US	DJ
		Prime	U.S. Total
		Market	Market
	Fund	750 Index	Index
Number of Stocks	753	751	3,745
Median Market Cap	$39.4B	$39.4B	$31.3B
Price/Earnings Ratio	14.4x	14.4x	15.0x
Price/Book Ratio	2.1x	2.1x	2.1x
Return on Equity	20.2%	20.1%	19.0%
Earnings Growth Rate	7.4%	7.4%	7.1%
Dividend Yield	2.2%	2.2%	2.0%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	7%	—	—
Short-Term Reserves	0.0%	—	—

Volatility Measures
		DJ
	MSCI US	U.S. Total
	Prime Market	Market
	750 Index	Index
R-Squared	1.00	1.00
Beta	1.00	0.97

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Exxon Mobil Corp.	Integrated Oil &
	Gas	3.3%
Apple Inc.	Computer
	Hardware	3.0
International Business	IT Consulting &
Machines Corp.	Other Services	1.8
Chevron Corp.	Integrated Oil &
	Gas	1.7
Microsoft Corp.	Systems Software	1.6
General Electric Co.	Industrial
	Conglomerates	1.5
Procter & Gamble Co.	Household
	Products	1.5
Johnson & Johnson	Pharmaceuticals	1.4
AT&T Inc.	Integrated
	Telecommunication
	Services	1.4
Pfizer Inc.	Pharmaceuticals	1.4
Top Ten		18.6%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 29, 2011, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2011, the expense ratios were 0.24% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.08% for Institutional Shares, and 0.10% for ETF Shares.

52

Large-Cap Index Fund

Sector Diversification (% of equity exposure)
		MSCI US	DJ
		Prime	U.S. Total
		Market	Market
	Fund	750 Index	Index
Consumer
Discretionary	11.4%	11.4%	12.2%
Consumer Staples	11.0	11.0	10.6
Energy	12.1	12.1	10.8
Financials	13.8	13.8	15.0
Health Care	11.7	11.7	11.4
Industrials	10.5	10.5	11.1
Information
Technology	18.9	18.9	18.7
Materials	3.8	3.8	4.1
Telecommunication
Services	2.9	2.9	2.5
Utilities	3.9	3.9	3.6

Investment Focus

53

Large-Cap Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: January 30, 2004, Through December 31, 2011
Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended December 31, 2011
			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(1/30/2004)	Investment
Large-Cap Index Fund Investor
Shares	1.44%	0.02%	3.75%	$13,385
Dow Jones U.S. Total Stock Market
Index	0.52	0.28	4.12	13,762

MSCI US Prime Market 750 Index	1.65	0.16	3.91	13,548
Large-Cap Core Funds Average	-0.72	-1.20	2.12	11,807

Large-Cap Core Funds Average: Derived from data provided by Lipper Inc.
"Since Inception" performance is calculated from the Investor Shares’ inception date for both the fund and its comparative standards.

			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(2/2/2004)	Investment
Large-Cap Index Fund Admiral Shares	1.60%	0.15%	3.83%	$13,462
Dow Jones U.S. Total Stock Market Index	0.52	0.28	4.08	13,722
MSCI US Prime Market 750 Index	1.65	0.16	3.87	13,503
"Since Inception" performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standards.

See Financial Highlights for dividend and capital gains information.

54

Large-Cap Index Fund

	Average Annual Total Returns
	Periods Ended December 31, 2011
		Since	Final Value
	One	Inception	of a $10,000
	Year	(8/30/2007)	Investment
Large-Cap Index Fund Signal Shares	1.58%	-0.83%	$9,644
Dow Jones U.S. Total Stock Market Index	0.52	-0.60	9,741
MSCI US Prime Market 750 Index	1.65	-0.81	9,652
"Since Inception" performance is calculated from the Signal Shares’ inception date for both the fund and its comparative standards.

			Since	Final Value
	One	Five	Inception	of a $5,000,000
	Year	Years	(6/30/2005)	Investment
Large-Cap Index Fund Institutional Shares	1.60%	0.18%	3.36%	$6,197,333
Dow Jones U.S. Total Stock Market Index	0.52	0.28	3.48	6,244,316
MSCI US Prime Market 750 Index	1.65	0.16	3.36	6,198,750
"Since Inception" performance is calculated from the Institutional Shares’ inception date for both the fund and its comparative standards.

			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(1/27/2004)	Investment
Large-Cap Index Fund
ETF Shares Net Asset Value	1.58%	0.16%	3.73%	$13,373
Dow Jones U.S. Total Stock Market Index	0.52	0.28	3.94	13,585
MSCI US Prime Market 750 Index	1.65	0.16	3.76	13,399
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares: January 27, 2004, Through December 31, 2011
			Since
	One	Five	Inception
	Year	Years	(1/27/2004)
Large-Cap Index Fund
ETF Shares Market Price	1.50%	0.75%	33.68
Large-Cap Index Fund
ETF Shares Net Asset Value	1.58	0.79	33.73
MSCI US Prime Market 750 Index	1.65	0.82	33.99
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard.

55

Large-Cap Index Fund

Fiscal-Year Total Returns (%): January 30, 2004, Through December 31, 2011

56

15

Large-Cap Index Fund

Financial Statements

Statement of Net Assets
As of December 31, 2011

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (99.9%)[1]
Consumer Discretionary (11.4%)
	McDonald’s Corp.	427,144	42,855
	Walt Disney Co.	729,986	27,374
	Home Depot Inc.	647,704	27,229
*	Amazon.com Inc.	150,336	26,023
	Comcast Corp. Class A	849,178	20,134
	News Corp. Class A	895,877	15,982
*	Ford Motor Co.	1,466,717	15,782
	Time Warner Inc.	432,516	15,631
	NIKE Inc. Class B	148,207	14,283
	Starbucks Corp.	309,046	14,219
	Target Corp.	265,667	13,607
	Lowe’s Cos. Inc.	522,129	13,252
*	DIRECTV Class A	305,830	13,077
	Yum! Brands Inc.	192,331	11,349
	TJX Cos. Inc.	157,649	10,176
	Viacom Inc. Class B	216,704	9,841
*	priceline.com Inc.	20,609	9,639
	Johnson Controls Inc.	281,499	8,800
	Time Warner Cable Inc.	134,634	8,559
	Coach Inc.	119,705	7,307
	CBS Corp. Class B	259,417	7,041
	Comcast Corp.	285,186	6,719
*	General Motors Co.	323,413	6,556
*	Las Vegas Sands Corp.	151,192	6,460
	Carnival Corp.	188,931	6,167
*	Bed Bath & Beyond Inc.	103,182	5,981
	Macy’s Inc.	176,732	5,687
	McGraw-Hill Cos. Inc.	124,749	5,610
	Kohl’s Corp.	110,600	5,458
	Omnicom Group Inc.	115,736	5,160
	VF Corp.	36,341	4,615
	Ross Stores Inc.	96,822	4,602
*	O’Reilly Automotive Inc.	56,271	4,499
*	Chipotle Mexican Grill Inc.
	Class A	12,984	4,385
	Limited Brands Inc.	104,965	4,235
*	Dollar Tree Inc.	50,457	4,193
	Staples Inc.	293,681	4,079

			Market
			Value
		Shares	($000)
	Genuine Parts Co.	64,872	3,970
	Mattel Inc.	142,025	3,943
	Starwood Hotels & Resorts
	Worldwide Inc.	80,979	3,885
*	Liberty Interactive Corp.
	Class A	237,168	3,846
	Harley-Davidson Inc.	97,903	3,806
	Wynn Resorts Ltd.	33,680	3,721
	Ralph Lauren Corp. Class A	25,573	3,531
	Nordstrom Inc.	70,967	3,528
*	Liberty Media Corp. -
	Liberty Capital Class A	44,931	3,507
	Marriott International Inc.
	Class A	116,910	3,410
*	AutoZone Inc.	10,327	3,356
	Tiffany & Co.	50,080	3,318
	Best Buy Co. Inc.	131,642	3,076
	Gap Inc.	159,531	2,959
*	BorgWarner Inc.	45,320	2,889
	Family Dollar Stores Inc.	49,919	2,878
*	Dollar General Corp.	69,792	2,871
*	CarMax Inc.	93,646	2,854
*	Sirius XM Radio Inc.	1,553,919	2,828
*	Apollo Group Inc. Class A	51,148	2,755
	Virgin Media Inc.	123,601	2,643
	Wyndham Worldwide
	Corp.	67,956	2,571
	Darden Restaurants Inc.	55,706	2,539
	DISH Network Corp.
	Class A	86,230	2,456
*	Liberty Global Inc.
	Class A	59,549	2,443
	PetSmart Inc.	46,689	2,395
*	Discovery
	Communications Inc.
	Class A	58,439	2,394
	JC Penney Co. Inc.	66,438	2,335
	International Game
	Technology	123,603	2,126
	Advance Auto Parts Inc.	30,456	2,121
	Tractor Supply Co.	29,513	2,070

57

Large-Cap Index Fund

			Market
			Value
		Shares	($000)
	H&R Block Inc.	126,565	2,067
	Autoliv Inc.	36,892	1,973
*	Discovery
	Communications Inc.	52,272	1,971
	Newell Rubbermaid Inc.	121,033	1,955
*	Lululemon Athletica Inc.	41,618	1,942
*	Liberty Global Inc.	49,117	1,941
	Interpublic Group
	of Cos. Inc.	198,185	1,928
^	Garmin Ltd.	48,195	1,919
	PVH Corp.	25,090	1,769
*	Fossil Inc.	22,261	1,767
	Abercrombie & Fitch Co.	36,083	1,762
	Gentex Corp.	59,206	1,752
*	LKQ Corp.	57,523	1,730
	Lear Corp.	42,926	1,708
	Hasbro Inc.	49,913	1,592
	Scripps Networks
	Interactive Inc. Class A	37,094	1,574
	Polaris Industries Inc.	27,153	1,520
*	Netflix Inc.	21,848	1,514
*	NVR Inc.	2,200	1,509
	Whirlpool Corp.	31,608	1,500
	Williams-Sonoma Inc.	38,893	1,497
	DR Horton Inc.	118,219	1,491
*	MGM Resorts
	International	141,533	1,476
	Dick’s Sporting Goods Inc.	39,616	1,461
*	Tempur-Pedic
	International Inc.	27,743	1,457
*	Mohawk Industries Inc.	24,221	1,450
	Royal Caribbean Cruises Ltd.	58,408	1,447
*	Urban Outfitters Inc.	52,057	1,435
*	Goodyear Tire & Rubber Co.	101,182	1,434
*	TRW Automotive
	Holdings Corp.	43,573	1,420
*	GameStop Corp. Class A	58,672	1,416
	Tupperware Brands Corp.	25,025	1,401
	Leggett & Platt Inc.	58,435	1,346
	Gannett Co. Inc.	99,670	1,333
*	Ulta Salon Cosmetics &
	Fragrance Inc.	20,240	1,314
*	Toll Brothers Inc.	62,730	1,281
	Lennar Corp. Class A	64,574	1,269
	Cablevision Systems Corp.
	Class A	86,120	1,225
*	Deckers Outdoor Corp.	16,041	1,212
	Expedia Inc.	41,348	1,200
*	Under Armour Inc. Class A	15,722	1,129
	American Eagle
	Outfitters Inc.	72,530	1,109
	Harman International
	Industries Inc.	28,921	1,100
*	TripAdvisor Inc.	41,348	1,042
	DeVry Inc.	26,983	1,038

			Market
			Value
		Shares	($000)
*	Charter Communications Inc.
	Class A	18,180	1,035
*	PulteGroup Inc.	142,680	900
	Guess? Inc.	26,986	805
	Washington Post Co.
	Class B	2,100	791
	News Corp. Class B	42,943	781
	Weight Watchers
	International Inc.	13,688	753
*	Lamar Advertising Co.
	Class A	25,781	709
*	Hyatt Hotels Corp.
	Class A	18,557	699
*	AutoNation Inc.	18,209	671
*,^	Sears Holdings Corp.	17,739	564
*	Dunkin’ Brands Group Inc.	22,406	560
*	ITT Educational
	Services Inc.	8,424	479
*	Clear Channel Outdoor
	Holdings Inc. Class A	15,843	199
*	Orchard Supply Hardware
	Stores Corp. Class A	800	6
*	Orchard Supply Hardware
	Stores Corp. Pfd.	800	—
*	Krispy Kreme
	Doughnuts Inc.
	Warrants Exp.
	3/2/2012	20	—
			586,918
Consumer Staples (11.0%)
	Procter & Gamble Co.	1,137,825	75,904
	Coca-Cola Co.	855,617	59,868
	Philip Morris
	International Inc.	727,287	57,078
	Wal-Mart Stores Inc.	784,903	46,906
	PepsiCo Inc.	655,207	43,473
	Kraft Foods Inc.	694,620	25,951
	Altria Group Inc.	857,597	25,428
	CVS Caremark Corp.	556,765	22,705
	Colgate-Palmolive Co.	201,410	18,608
	Costco Wholesale Corp.	181,270	15,103
	Walgreen Co.	375,051	12,399
	Kimberly-Clark Corp.	162,249	11,935
	General Mills Inc.	267,793	10,822
	Archer-Daniels-Midland Co.	279,875	8,004
	Sysco Corp.	245,455	7,199
	HJ Heinz Co.	132,896	7,182
	Lorillard Inc.	57,289	6,531
	Reynolds American Inc.	144,877	6,001
	Mead Johnson Nutrition Co.	84,450	5,804
	Kroger Co.	238,092	5,767
	Estee Lauder Cos. Inc.
	Class A	49,301	5,538
	Kellogg Co.	104,879	5,304
	ConAgra Foods Inc.	171,646	4,531
	Sara Lee Corp.	231,693	4,384

58

Large-Cap Index Fund

			Market
			Value
		Shares	($000)
	Whole Foods Market Inc.	62,302	4,335
	Hershey Co.	69,072	4,267
	JM Smucker Co.	47,336	3,700
	Clorox Co.	54,380	3,620
	Dr Pepper Snapple
	Group Inc.	89,812	3,546
	Bunge Ltd.	60,989	3,489
	Coca-Cola Enterprises Inc.	132,037	3,404
	Avon Products Inc.	178,325	3,115
	Safeway Inc.	144,924	3,049
	Beam Inc.	57,690	2,955
	Molson Coors Brewing Co.
	Class B	67,757	2,950
*	Hansen Natural Corp.	31,178	2,873
	Brown-Forman Corp.
	Class B	34,733	2,796
	Church & Dwight Co. Inc.	59,422	2,719
	Campbell Soup Co.	79,746	2,651
	Tyson Foods Inc. Class A	126,416	2,609
	Herbalife Ltd.	49,124	2,538
	McCormick & Co. Inc.	49,719	2,507
*	Green Mountain
	Coffee Roasters Inc.	53,968	2,420
*	Energizer Holdings Inc.	28,442	2,204
*	Ralcorp Holdings Inc.	22,828	1,952
	Hormel Foods Corp.	60,772	1,780
*	Constellation Brands Inc.
	Class A	78,984	1,633
*	Smithfield Foods Inc.	61,505	1,493
*	Dean Foods Co.	75,754	848
			561,878
Energy (12.1%)
	Exxon Mobil Corp.	2,013,217	170,640
	Chevron Corp.	829,282	88,236
	ConocoPhillips	540,032	39,352
	Schlumberger Ltd.	558,642	38,161
	Occidental
	Petroleum Corp.	336,460	31,526
	Anadarko
	Petroleum Corp.	206,173	15,737
	Apache Corp.	159,034	14,405
	Halliburton Co.	380,900	13,145
	National Oilwell
	Varco Inc.	175,340	11,921
	EOG Resources Inc.	111,241	10,958
	Devon Energy Corp.	163,851	10,159
	Baker Hughes Inc.	180,660	8,787
	Marathon Oil Corp.	295,709	8,655
	El Paso Corp.	319,005	8,476
	Spectra Energy Corp.	269,363	8,283
	Williams Cos. Inc.	243,947	8,055
	Hess Corp.	126,658	7,194
	Noble Energy Inc.	73,024	6,893
	Chesapeake Energy Corp.	273,748	6,102
*	FMC Technologies Inc.	99,447	5,194

			Market
			Value
		Shares	($000)
*	Cameron
	International Corp.	101,454	4,991
	Valero Energy Corp.	236,916	4,987
	Marathon Petroleum Corp.	147,601	4,914
*	Southwestern Energy Co.	144,150	4,604
*	Weatherford
	International Ltd.	314,096	4,598
	Murphy Oil Corp.	76,094	4,242
	Range Resources Corp.	66,627	4,127
	Pioneer Natural
	Resources Co.	43,451	3,888
*	Concho Resources Inc.	40,758	3,821
	Peabody Energy Corp.	112,140	3,713
	Consol Energy Inc.	93,866	3,445
	Cabot Oil & Gas Corp.	43,186	3,278
	Noble Corp.	108,205	3,270
	EQT Corp.	58,810	3,222
*	Kinder Morgan
	Management LLC	36,004	2,827
	Helmerich & Payne Inc.	44,293	2,585
*	Denbury Resources Inc.	166,561	2,515
*	Whiting Petroleum Corp.	48,685	2,273
	Core Laboratories NV	19,284	2,197
	Cimarex Energy Co.	35,370	2,189
*	Plains Exploration &
	Production Co.	58,512	2,149
	QEP Resources Inc.	73,264	2,147
*	Newfield Exploration Co.	55,740	2,103
	Oceaneering
	International Inc.	44,860	2,069
	Southern Union Co.	48,994	2,063
	Sunoco Inc.	50,281	2,063
*	Nabors Industries Ltd.	118,858	2,061
	HollyFrontier Corp.	86,739	2,030
	SM Energy Co.	26,376	1,928
*	Alpha Natural
	Resources Inc.	93,682	1,914
*	Ultra Petroleum Corp.	63,302	1,876
*	Dresser-Rand Group Inc.	32,564	1,625
*	Rowan Cos. Inc.	52,855	1,603
	Diamond Offshore
	Drilling Inc.	28,869	1,595
	Energen Corp.	29,849	1,493
^	Kinder Morgan Inc.	45,892	1,476
*	Tesoro Corp.	59,493	1,390
	Patterson-UTI Energy Inc.	64,358	1,286
	Arch Coal Inc.	88,104	1,278
*	SandRidge Energy Inc.	153,521	1,253
*	Continental Resources Inc.	18,722	1,249
*	McDermott
	International Inc.	97,054	1,117
*	Cobalt International
	Energy Inc.	48,484	753
	EXCO Resources Inc.	53,870	563
			622,649

59

Large-Cap Index Fund

			Market
			Value
		Shares	($000)
Financials (13.8%)
	Wells Fargo & Co.	2,076,851	57,238
	JPMorgan Chase & Co.	1,614,447	53,680
	Citigroup Inc.	1,208,122	31,786
*	Berkshire Hathaway Inc.
	Class B	375,428	28,645
	Bank of America Corp.	4,196,136	23,331
	US Bancorp	795,280	21,512
	American Express Co.	444,833	20,983
	Goldman Sachs Group Inc.	199,021	17,997
	Simon Property Group Inc.	121,476	15,663
	MetLife Inc.	438,041	13,658
	PNC Financial Services
	Group Inc.	217,949	12,569
	Travelers Cos. Inc.	173,404	10,260
	Bank of New York
	Mellon Corp.	510,620	10,166
	Prudential Financial Inc.	200,478	10,048
	American Tower
	Corporation	163,765	9,828
	ACE Ltd.	139,927	9,812
	Morgan Stanley	598,957	9,062
	State Street Corp.	208,729	8,414
	Aflac Inc.	193,460	8,369
	Chubb Corp.	118,385	8,195
	Public Storage	59,995	8,067
	Capital One Financial Corp.	190,240	8,045
	BB&T Corp.	288,675	7,266
	Marsh & McLennan
	Cos. Inc.	224,362	7,094
	Equity Residential	122,755	7,001
	HCP Inc.	168,626	6,986
	BlackRock Inc.	39,158	6,980
	CME Group Inc.	26,312	6,411
	Annaly Capital
	Management Inc.	401,435	6,407
	Ventas Inc.	113,292	6,246
	Franklin Resources Inc.	63,919	6,140
	Boston Properties Inc.	60,825	6,058
	T Rowe Price Group Inc.	106,122	6,044
	Allstate Corp.	213,921	5,864
	Aon Corp.	121,721	5,697
	ProLogis Inc.	190,051	5,434
	Discover Financial
	Services	225,976	5,423
	Vornado Realty Trust	68,685	5,279
	AvalonBay
	Communities Inc.	38,931	5,084
	Loews Corp.	133,877	5,040
	Charles Schwab Corp.	446,244	5,025
	Progressive Corp.	251,298	4,903
	Ameriprise Financial Inc.	97,766	4,853
	Fifth Third Bancorp	380,995	4,846
	American International
	Group Inc.	196,554	4,560
	Host Hotels & Resorts Inc.	292,501	4,320

			Market
			Value
		Shares	($000)
	Health Care REIT Inc.	78,579	4,285
	Weyerhaeuser Co.	223,104	4,165
	SunTrust Banks Inc.	222,386	3,936
	Invesco Ltd.	186,673	3,750
*	IntercontinentalExchange
	Inc.	30,415	3,667
	M&T Bank Corp.	46,803	3,573
	Northern Trust Corp.	89,779	3,561
	Principal Financial
	Group Inc.	129,801	3,193
	KeyCorp	394,618	3,035
	Moody’s Corp.	85,150	2,868
	SLM Corp.	212,964	2,854
	Hartford Financial
	Services Group Inc.	175,002	2,844
	NYSE Euronext	108,367	2,828
	Macerich Co.	54,574	2,761
*	CIT Group Inc.	78,843	2,749
	Digital Realty Trust Inc.	41,113	2,741
	Kimco Realty Corp.	168,370	2,734
	General Growth
	Properties Inc.	180,007	2,704
	Unum Group	125,619	2,647
	Willis Group Holdings plc	68,057	2,641
	American Capital
	Agency Corp.	91,590	2,572
	Lincoln National Corp.	127,671	2,479
	Plum Creek Timber Co. Inc.	67,019	2,450
	XL Group plc Class A	123,363	2,439
	Federal Realty
	Investment Trust	26,014	2,361
	SL Green Realty Corp.	35,319	2,354
	UDR Inc.	90,705	2,277
	Rayonier Inc.	50,350	2,247
	Regions Financial Corp.	521,305	2,242
	New York Community
	Bancorp Inc.	181,171	2,241
	Comerica Inc.	83,450	2,153
*	Affiliated Managers
	Group Inc.	21,539	2,067
*	Arch Capital Group Ltd.	55,104	2,052
	People’s United
	Financial Inc.	155,912	2,003
	Essex Property Trust Inc.	13,984	1,965
	Leucadia National Corp.	86,368	1,964
	Huntington Bancshares Inc.	357,560	1,963
	Cincinnati Financial Corp.	64,133	1,953
	Realty Income Corp.	55,066	1,925
	Everest Re Group Ltd.	22,511	1,893
	Torchmark Corp.	43,423	1,884
*	CBRE Group Inc. Class A	121,552	1,850
	Camden Property Trust	29,443	1,833
	Alexandria Real
	Estate Equities Inc.	25,660	1,770
	PartnerRe Ltd.	26,745	1,717
	WR Berkley Corp.	49,241	1,693

60

Large-Cap Index Fund

			Market
			Value
		Shares	($000)
*	MSCI Inc. Class A	50,073	1,649
	Axis Capital Holdings Ltd.	50,987	1,630
	Assurant Inc.	39,061	1,604
	Reinsurance Group of
	America Inc. Class A	30,625	1,600
	RenaissanceRe
	Holdings Ltd.	21,415	1,593
*	Markel Corp.	3,827	1,587
	Liberty Property Trust	47,919	1,480
	TD Ameritrade Holding Corp.	94,043	1,472
	Transatlantic Holdings Inc.	25,803	1,412
	Regency Centers Corp.	37,332	1,404
	Fidelity National
	Financial Inc. Class A	88,007	1,402
	Legg Mason Inc.	58,169	1,399
	Raymond James
	Financial Inc.	44,521	1,378
*	Genworth Financial Inc.
	Class A	203,177	1,331
	Ares Capital Corp.	84,729	1,309
	White Mountains
	Insurance Group Ltd.	2,843	1,289
	Duke Realty Corp.	104,762	1,262
	HCC Insurance
	Holdings Inc.	45,775	1,259
*	NASDAQ OMX Group Inc.	51,314	1,258
	Zions Bancorporation	76,277	1,242
	Hudson City Bancorp Inc.	196,510	1,228
	Commerce Bancshares Inc.	32,146	1,225
	Piedmont Office Realty
	Trust Inc. Class A	71,671	1,221
	Cullen/Frost Bankers Inc.	22,903	1,212
	Hospitality Properties Trust	51,076	1,174
	Eaton Vance Corp.	49,086	1,160
	American Financial
	Group Inc.	31,393	1,158
	Brown & Brown Inc.	50,376	1,140
	DDR Corp.	92,091	1,121
	Jones Lang LaSalle Inc.	17,915	1,097
	Chimera Investment Corp.	425,080	1,067
	SEI Investments Co.	60,783	1,055
	Weingarten Realty Investors	47,505	1,037
	CBOE Holdings Inc.	37,738	976
	Erie Indemnity Co. Class A	12,165	951
	Old Republic
	International Corp.	102,088	946
	Assured Guaranty Ltd.	68,907	905
	City National Corp.	19,814	875
	First Horizon National Corp.	108,854	871
	Validus Holdings Ltd.	26,617	838
*	First Republic Bank	24,313	744
	Jefferies Group Inc.	54,033	743
	BOK Financial Corp.	11,379	625
*	TFS Financial Corp.	38,806	348
*	LPL Investment
	Holdings Inc.	11,088	339
			706,788

			Market
			Value
		Shares	($000)
Health Care (11.7%)
	Johnson & Johnson	1,134,621	74,408
	Pfizer Inc.	3,230,530	69,909
	Merck & Co. Inc.	1,275,587	48,090
	Abbott Laboratories	644,468	36,238
	Bristol-Myers Squibb Co.	706,177	24,886
	UnitedHealth Group Inc.	445,571	22,581
	Amgen Inc.	328,488	21,092
	Eli Lilly & Co.	431,342	17,927
	Medtronic Inc.	439,429	16,808
*	Gilead Sciences Inc.	319,574	13,080
*	Celgene Corp.	190,023	12,846
	Baxter International Inc.	235,318	11,643
	Allergan Inc.	127,300	11,169
*	Biogen Idec Inc.	95,430	10,502
	WellPoint Inc.	149,379	9,896
	Covidien plc	204,346	9,198
*	Medco Health
	Solutions Inc.	159,625	8,923
*	Express Scripts Inc.	192,061	8,583
	McKesson Corp.	102,031	7,949
*	Intuitive Surgical Inc.	16,189	7,496
*	Thermo Fisher
	Scientific Inc.	158,162	7,113
	Becton Dickinson and Co.	89,987	6,724
	Aetna Inc.	154,414	6,515
	Humana Inc.	69,026	6,047
	Stryker Corp.	120,576	5,994
	Cardinal Health Inc.	142,731	5,796
*	Alexion
	Pharmaceuticals Inc.	76,421	5,464
*	Agilent Technologies Inc.	144,121	5,034
	Cigna Corp.	118,213	4,965
	St. Jude Medical Inc.	136,478	4,681
*	Zimmer Holdings Inc.	79,002	4,220
	AmerisourceBergen
	Corp. Class A	111,481	4,146
	Quest Diagnostics Inc.	65,535	3,805
*	Mylan Inc.	176,555	3,789
*	Cerner Corp.	59,471	3,643
*	Laboratory Corp. of
	America Holdings	41,905	3,603
*	Pharmasset Inc.	28,064	3,598
*	Forest Laboratories Inc.	113,641	3,439
*	Boston Scientific Corp.	633,953	3,385
*	Edwards
	Lifesciences Corp.	47,553	3,362
	Perrigo Co.	34,501	3,357
*	Watson
	Pharmaceuticals Inc.	55,513	3,350
*	Varian Medical
	Systems Inc.	48,475	3,254
	CR Bard Inc.	35,793	3,060
*	DaVita Inc.	38,674	2,932
*	Life Technologies Corp.	74,671	2,905
*	Vertex Pharmaceuticals Inc.	86,103	2,859

61

Large-Cap Index Fund

			Market
			Value
		Shares	($000)
*	Waters Corp.	37,774	2,797
*	Henry Schein Inc.	38,183	2,460
*	CareFusion Corp.	92,532	2,351
*	Hospira Inc.	68,214	2,072
	DENTSPLY
	International Inc.	58,423	2,044
*	Mettler-Toledo
	International Inc.	13,221	1,953
*	Hologic Inc.	108,545	1,901
*	Coventry Health Care Inc.	61,662	1,873
*	IDEXX Laboratories Inc.	23,567	1,814
*	Endo Pharmaceuticals
	Holdings Inc.	48,224	1,665
	Omnicare Inc.	48,107	1,657
*	Regeneron
	Pharmaceuticals Inc.	29,761	1,650
*	ResMed Inc.	62,860	1,597
*	HCA Holdings Inc.	72,288	1,592
*	Illumina Inc.	51,405	1,567
*	Allscripts Healthcare
	Solutions Inc.	78,164	1,480
	Universal Health
	Services Inc. Class B	37,385	1,453
*	Gen-Probe Inc.	19,917	1,177
	Patterson Cos. Inc.	39,587	1,169
*	Covance Inc.	25,127	1,149
	Lincare Holdings Inc.	38,646	994
*	Warner Chilcott plc
	Class A	57,827	875
*	Alere Inc.	33,689	778
*	Bio-Rad Laboratories Inc.
	Class A	7,989	767
*	Community Health
	Systems Inc.	38,679	675
*	Human Genome
	Sciences Inc.	78,517	580
			600,354
Industrials (10.5%)
	General Electric Co.	4,389,131	78,609
	United Technologies Corp.	357,435	26,125
	Caterpillar Inc.	267,425	24,229
	3M Co.	279,001	22,803
	United Parcel Service Inc.
	Class B	304,917	22,317
	Union Pacific Corp.	202,006	21,401
	Boeing Co.	291,435	21,377
	Honeywell
	International Inc.	307,868	16,733
	Emerson Electric Co.	308,477	14,372
	Deere & Co.	171,429	13,260
	Danaher Corp.	241,347	11,353
	Norfolk Southern Corp.	144,038	10,495
	FedEx Corp.	124,799	10,422
	Precision Castparts Corp.	59,660	9,831
	Lockheed Martin Corp.	118,142	9,558

			Market
			Value
		Shares	($000)
	CSX Corp.	453,658	9,554
	Tyco International Ltd.	192,363	8,985
	Illinois Tool Works Inc.	183,189	8,557
	General Dynamics Corp.	127,338	8,457
	Raytheon Co.	146,443	7,085
	Cummins Inc.	76,539	6,737
	Goodrich Corp.	51,737	6,400
	Northrop Grumman Corp.	109,405	6,398
	Waste Management Inc.	185,737	6,075
	Eaton Corp.	134,141	5,839
	PACCAR Inc.	136,249	5,105
	Fastenal Co.	116,081	5,062
	Parker Hannifin Corp.	64,186	4,894
	CH Robinson
	Worldwide Inc.	68,244	4,762
	WW Grainger Inc.	24,606	4,606
	Stanley Black & Decker Inc.	66,237	4,478
	Dover Corp.	77,042	4,472
	Rockwell Automation Inc.	59,248	4,347
	Ingersoll-Rand plc	137,034	4,175
	Cooper Industries plc	68,265	3,697
	Fluor Corp.	71,930	3,614
	Expeditors International
	of Washington Inc.	87,754	3,594
	Rockwell Collins Inc.	63,574	3,520
	Roper Industries Inc.	39,729	3,451
	Republic Services Inc.
	Class A	124,762	3,437
	Joy Global Inc.	43,420	3,255
*	Kansas City Southern	45,436	3,090
	L-3 Communications
	Holdings Inc.	43,611	2,908
	Southwest Airlines Co.	332,748	2,848
*	Delta Air Lines Inc.	350,387	2,835
	AMETEK Inc.	66,810	2,813
	Pall Corp.	48,100	2,749
*	Stericycle Inc.	33,860	2,638
*	United Continental
	Holdings Inc.	136,966	2,585
	Iron Mountain Inc.	75,896	2,338
	Flowserve Corp.	23,126	2,297
*	Jacobs Engineering
	Group Inc.	52,979	2,150
	Textron Inc.	115,106	2,128
*	Verisk Analytics Inc.
	Class A	52,963	2,125
	Donaldson Co. Inc.	29,653	2,019
	Equifax Inc.	50,609	1,961
*	TransDigm Group Inc.	19,642	1,879
	Xylem Inc.	72,394	1,860
*	Quanta Services Inc.	85,889	1,850
	JB Hunt Transport
	Services Inc.	39,878	1,797
	KBR Inc.	62,388	1,739
*	AGCO Corp.	39,940	1,716
	Cintas Corp.	48,866	1,701

62

Large-Cap Index Fund

			Market
			Value
		Shares	($000)
	Gardner Denver Inc.	21,592	1,664
	Robert Half
	International Inc.	57,179	1,627
*	BE Aerospace Inc.	40,515	1,568
	Masco Corp.	148,965	1,561
	Pitney Bowes Inc.	83,602	1,550
	Dun & Bradstreet Corp.	20,453	1,531
*	IHS Inc. Class A	17,481	1,506
	Waste Connections Inc.	44,321	1,469
	Hubbell Inc. Class B	21,924	1,466
	MSC Industrial Direct
	Co. Inc. Class A	19,729	1,412
*	Owens Corning	48,449	1,391
	Towers Watson & Co.
	Class A	22,837	1,369
	Pentair Inc.	40,816	1,359
	Timken Co.	34,572	1,338
*	Hertz Global Holdings Inc.	112,024	1,313
	SPX Corp.	21,142	1,274
	Manpower Inc.	34,036	1,217
	Avery Dennison Corp.	41,590	1,193
*	Copart Inc.	24,295	1,163
*	URS Corp.	32,944	1,157
	RR Donnelley & Sons Co.	78,169	1,128
*	Babcock & Wilcox Co.	46,278	1,117
*	Nielsen Holdings NV	37,096	1,101
*	Navistar International Corp.	28,582	1,083
*	Spirit Aerosystems
	Holdings Inc. Class A	49,006	1,018
*	Foster Wheeler AG	50,178	960
*	Sensata Technologies
	Holding NV	36,362	956
*	AECOM Technology Corp.	44,412	914
			539,872
Information Technology (18.8%)
*	Apple Inc.	383,873	155,469
	International Business
	Machines Corp.	494,434	90,917
	Microsoft Corp.	3,122,218	81,053
*	Google Inc. Class A	105,255	67,984
	Intel Corp.	2,174,210	52,725
	Oracle Corp.	1,675,603	42,979
	Cisco Systems Inc.	2,277,390	41,175
	Qualcomm Inc.	694,373	37,982
	Hewlett-Packard Co.	858,724	22,121
	Visa Inc. Class A	215,832	21,913
*	EMC Corp.	854,925	18,415
	Mastercard Inc. Class A	44,990	16,773
*	eBay Inc.	480,192	14,564
	Accenture plc Class A	266,894	14,207
	Texas Instruments Inc.	478,595	13,932
	Automatic Data
	Processing Inc.	202,827	10,955
*	Dell Inc.	680,167	9,951
	Corning Inc.	650,839	8,448

			Market
			Value
		Shares	($000)
*	Cognizant Technology
	Solutions Corp. Class A	125,711	8,085
*	Yahoo! Inc.	496,805	8,013
	Intuit Inc.	119,595	6,290
	Motorola Solutions Inc.	127,902	5,921
	Broadcom Corp. Class A	199,230	5,849
	Applied Materials Inc.	545,702	5,845
*	Adobe Systems Inc.	204,584	5,784
*	NetApp Inc.	152,583	5,534
	TE Connectivity Ltd.	179,506	5,531
*	Salesforce.com Inc.	52,595	5,336
	Altera Corp.	134,153	4,977
*	SanDisk Corp.	99,004	4,872
*	Symantec Corp.	306,893	4,803
	Western Union Co.	260,002	4,748
*	Citrix Systems Inc.	77,977	4,735
	Xerox Corp.	581,291	4,627
*	Motorola Mobility
	Holdings Inc.	117,278	4,550
*	Juniper Networks Inc.	220,776	4,506
	Analog Devices Inc.	123,960	4,435
	Paychex Inc.	135,179	4,070
*	F5 Networks Inc.	33,405	3,545
	Xilinx Inc.	109,737	3,518
*	NVIDIA Corp.	250,064	3,466
*	Fiserv Inc.	58,550	3,439
	CA Inc.	167,137	3,379
*	Teradata Corp.	69,616	3,377
	KLA-Tencor Corp.	69,171	3,338
*	Red Hat Inc.	79,882	3,298
	Amphenol Corp. Class A	70,353	3,193
	Maxim Integrated
	Products Inc.	122,038	3,178
*	Western Digital Corp.	96,571	2,989
*	Marvell Technology
	Group Ltd.	215,050	2,978
*	VMware Inc. Class A	35,526	2,955
	Microchip Technology Inc.	78,867	2,889
*	Autodesk Inc.	94,762	2,874
	Seagate Technology plc	173,763	2,850
	Linear Technology Corp.	94,349	2,833
*	Electronic Arts Inc.	136,588	2,814
	Fidelity National
	Information Services Inc.	101,259	2,693
	Avago Technologies Ltd.	91,524	2,641
	Activision Blizzard Inc.	212,872	2,623
*	Nuance
	Communications Inc.	101,194	2,546
*	Akamai Technologies Inc.	76,336	2,464
*	BMC Software Inc.	72,616	2,380
*	Micron Technology Inc.	373,952	2,352
	VeriSign Inc.	65,462	2,338
*	Trimble Navigation Ltd.	50,762	2,203
*	ANSYS Inc.	38,311	2,194
*	Alliance Data
	Systems Corp.	21,087	2,190

63

Large-Cap Index Fund

			Market
			Value
		Shares	($000)
*	Equinix Inc.	19,468	1,974
*	Avnet Inc.	63,237	1,966
*	Lam Research Corp.	51,183	1,895
*	Rackspace Hosting Inc.	43,365	1,865
	Harris Corp.	49,751	1,793
*	Arrow Electronics Inc.	47,775	1,787
*	Flextronics
	International Ltd.	302,779	1,714
	FLIR Systems Inc.	66,318	1,663
*	TIBCO Software Inc.	68,888	1,647
*	Informatica Corp.	44,325	1,637
*	Synopsys Inc.	59,438	1,617
	Jabil Circuit Inc.	81,640	1,605
	Global Payments Inc.	33,333	1,579
	Factset Research
	Systems Inc.	18,053	1,576
*	Atmel Corp.	192,743	1,561
*	MICROS Systems Inc.	33,353	1,554
*	VeriFone Systems Inc.	42,862	1,522
	Computer Sciences Corp.	64,184	1,521
*	Riverbed Technology Inc.	61,116	1,436
*	ON Semiconductor Corp.	185,518	1,432
*	LSI Corp.	236,823	1,409
	IAC/InterActiveCorp	32,662	1,391
*	SAIC Inc.	112,698	1,385
	Total System Services Inc.	67,761	1,325
*	Advanced Micro
	Devices Inc.	243,170	1,313
	Solera Holdings Inc.	29,206	1,301
*	Skyworks Solutions Inc.	77,078	1,250
*	Polycom Inc.	73,220	1,194
*	Ingram Micro Inc.	65,565	1,193
	Broadridge Financial
	Solutions Inc.	51,254	1,156
*	Rovi Corp.	46,270	1,137
	Lexmark International Inc.
	Class A	32,756	1,083
*	Cree Inc.	45,430	1,001
*	First Solar Inc.	23,118	780
*	Acme Packet Inc.	23,520	727
*	Dolby Laboratories Inc.
	Class A	22,022	672
	Molex Inc.	25,958	619
	Molex Inc. Class A	31,278	619
*	Zynga Inc.	32,529	306
*	Freescale Semiconductor
	Holdings I Ltd.	20,603	261
			967,077
Materials (3.8%)
	EI du Pont de
	Nemours & Co.	386,219	17,681
	Monsanto Co.	221,359	15,511
	Freeport-McMoRan
	Copper & Gold Inc.	392,458	14,439
	Dow Chemical Co.	489,289	14,072
	Praxair Inc.	125,097	13,373

			Market
			Value
		Shares	($000)
	Newmont Mining Corp.	204,697	12,284
	Air Products &
	Chemicals Inc.	88,204	7,514
	Ecolab Inc.	124,260	7,183
	Mosaic Co.	126,678	6,388
	PPG Industries Inc.	65,158	5,440
	Nucor Corp.	131,094	5,187
	International Paper Co.	171,944	5,090
	CF Industries Holdings Inc.	29,695	4,305
	LyondellBasell Industries
	NV Class A	118,360	3,846
	Alcoa Inc.	440,773	3,813
	Cliffs Natural Resources Inc.	60,424	3,767
	Sherwin-Williams Co.	37,409	3,340
	Sigma-Aldrich Corp.	50,533	3,156
	Celanese Corp. Class A	64,617	2,861
	FMC Corp.	29,588	2,546
	Airgas Inc.	29,663	2,316
	Ball Corp.	64,317	2,297
	Eastman Chemical Co.	58,073	2,268
	MeadWestvaco Corp.	70,826	2,121
	Vulcan Materials Co.	53,492	2,105
*	Crown Holdings Inc.	62,472	2,098
	Allegheny Technologies Inc.	41,784	1,997
	Albemarle Corp.	36,207	1,865
	Ashland Inc.	32,274	1,845
	International Flavors &
	Fragrances Inc.	33,600	1,761
	Rock-Tenn Co. Class A	29,540	1,704
^	United States Steel Corp.	59,823	1,583
	Walter Energy Inc.	25,890	1,568
	Reliance Steel &
	Aluminum Co.	31,014	1,510
	Valspar Corp.	36,740	1,432
	Martin Marietta
	Materials Inc.	18,818	1,419
	Sonoco Products Co.	41,257	1,360
*	Owens-Illinois Inc.	67,979	1,317
	Domtar Corp.	16,208	1,296
	Bemis Co. Inc.	42,695	1,284
	Sealed Air Corp.	71,948	1,238
	Steel Dynamics Inc.	85,921	1,130
	Scotts Miracle-Gro Co.
	Class A	18,286	854
	Huntsman Corp.	80,803	808
*	Molycorp Inc.	24,368	584
	Titanium Metals Corp.	36,589	548
	Greif Inc. Class A	9,896	451
			192,555
Telecommunication Services (2.9%)
	AT&T Inc.	2,453,653	74,199
	Verizon
	Communications Inc.	1,172,168	47,027
	CenturyLink Inc.	255,366	9,500
*	Crown Castle
	International Corp.	118,548	5,311

64

Large-Cap Index Fund

			Market
			Value
		Shares	($000)
*	Sprint Nextel Corp.	1,238,469	2,898
	Windstream Corp.	241,653	2,837
	Frontier
	Communications Corp.	412,125	2,122
*	SBA Communications
	Corp. Class A	46,123	1,981
*	NII Holdings Inc.	70,812	1,508
*	Level 3
	Communications Inc.	63,157	1,073
*	MetroPCS
	Communications Inc.	104,680	909
	Telephone & Data
	Systems Inc.	18,721	485
	Telephone & Data
	Systems Inc. (Special
	Common Shares)	10,630	253
*	United States Cellular Corp.	5,457	238
			150,341
Utilities (3.9%)
	Southern Co.	355,206	16,442
	Dominion Resources Inc.	235,737	12,513
	Duke Energy Corp.	551,440	12,132
	Exelon Corp.	274,482	11,904
	NextEra Energy Inc.	166,114	10,113
	American Electric
	Power Co. Inc.	199,739	8,251
	FirstEnergy Corp.	173,223	7,674
	Consolidated Edison Inc.	121,282	7,523
	PPL Corp.	239,242	7,039
	Public Service Enterprise
	Group Inc.	209,494	6,915
	PG&E Corp.	166,608	6,868
	Progress Energy Inc.	121,969	6,833
	Xcel Energy Inc.	200,708	5,548
	Entergy Corp.	73,202	5,347
	Edison International	128,217	5,308
	Sempra Energy	94,215	5,182
	DTE Energy Co.	70,089	3,816
	ONEOK Inc.	40,642	3,523
	Wisconsin Energy Corp.	96,816	3,385
	CenterPoint Energy Inc.	167,541	3,366
	Ameren Corp.	100,009	3,313
*	AES Corp.	275,262	3,259
	Constellation Energy
	Group Inc.	79,203	3,142
	NiSource Inc.	116,111	2,765
	Northeast Utilities	73,200	2,640
	CMS Energy Corp.	105,180	2,322
	American Water
	Works Co. Inc.	72,669	2,315
	OGE Energy Corp.	40,515	2,298
	SCANA Corp.	50,634	2,282
	Pinnacle West Capital Corp.	45,176	2,177
*	Calpine Corp.	133,175	2,175
	AGL Resources Inc.	48,386	2,045

			Market
			Value
		Shares	($000)
	Alliant Energy Corp.	45,892	2,024
	NSTAR	42,890	2,014
	Pepco Holdings Inc.	93,718	1,902
*	NRG Energy Inc.	100,152	1,815
	Integrys Energy Group Inc.	32,509	1,761
	MDU Resources Group Inc.	78,181	1,678
	TECO Energy Inc.	85,155	1,630
	National Fuel Gas Co.	29,187	1,622
	NV Energy Inc.	97,928	1,601
	UGI Corp.	46,332	1,362
	Aqua America Inc.	57,245	1,262
			199,086
	Total Common Stocks
	(Cost $4,690,717)		5,127,518
Temporary Cash Investments (0.2%)[1]
	Money Market Fund (0.2%)
[2,3]	Vanguard Market
	Liquidity Fund,
	0.110%	9,678,503	9,678

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.0%)
[4,5]	Fannie Mae
	Discount Notes,
	0.040%, 4/24/12	300	300
[4,5]	Freddie Mac
	Discount Notes,
	0.050%, 4/4/12	300	300
4	Freddie Mac
	Discount Notes,
	0.050%, 4/24/12	500	500
			1,100
Total Temporary Cash Investments
	(Cost $10,778)		10,778
	Total Investments (100.1%)
	(Cost $4,701,495)		5,138,296
Other Assets and Liabilities (-0.1%)
	Other Assets		14,188
	Liabilities[3]		(18,176)
			(3,988)
	Net Assets (100%)		5,134,308

65

Large-Cap Index Fund

At December 31, 2011, net assets consisted of:
Amount
($000)
Paid-in Capital	4,950,296
Overdistributed Net Investment Income	(3,793)
Accumulated Net Realized Losses	(249,063)
Unrealized Appreciation (Depreciation)
Investment Securities	436,801
Futures Contracts	67
Net Assets	5,134,308

Investor Shares—Net Assets
Applicable to 12,639,775 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	292,748
Net Asset Value Per Share—
Investor Shares	$23.16

Admiral Shares—Net Assets
Applicable to 27,490,574 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	796,037
Net Asset Value Per Share—
Admiral Shares	$28.96

Amount
($000)
Signal Shares—Net Assets
Applicable to 20,593,886 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	520,117
Net Asset Value Per Share—
Signal Shares	$25.26

Institutional Shares—Net Assets
Applicable to 4,233,161 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	504,495
Net Asset Value Per Share—
Institutional Shares	$119.18

ETF Shares—Net Assets
Applicable to 52,685,586 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	3,020,911
Net Asset Value Per Share—
ETF Shares	$57.34

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $4,203,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $4,383,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
5 Securities with a value of $600,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

66

Large-Cap Index Fund

Statement of Operations

Year Ended
December 31, 2011
($000)
Investment Income
Income
Dividends	102,065
Interest[1]	15
Security Lending	410
Total Income	102,490
Expenses
The Vanguard Group—Note B
Investment Advisory Services	427
Management and Administrative—Investor Shares	599
Management and Administrative—Admiral Shares	535
Management and Administrative—Signal Shares	287
Management and Administrative—Institutional Shares	177
Management and Administrative—ETF Shares	1,929
Marketing and Distribution—Investor Shares	99
Marketing and Distribution—Admiral Shares	128
Marketing and Distribution—Signal Shares	131
Marketing and Distribution—Institutional Shares	104
Marketing and Distribution—ETF Shares	640
Custodian Fees	199
Auditing Fees	31
Shareholders’ Reports—Investor Shares	9
Shareholders’ Reports—Admiral Shares	8
Shareholders’ Reports—Signal Shares	2
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	43
Trustees’ Fees and Expenses	5
Total Expenses	5,353
Net Investment Income	97,137
Realized Net Gain (Loss)
Investment Securities Sold	22,071
Futures Contracts	163
Realized Net Gain (Loss)	22,234
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(48,041)
Futures Contracts	(43)
Change in Unrealized Appreciation (Depreciation)	(48,084)
Net Increase (Decrease) in Net Assets Resulting from Operations	71,287

1 Interest income from an affiliated company of the fund was $14,000.

See accompanying Notes, which are an integral part of the Financial Statements.

67

Large-Cap Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	97,137	75,701
Realized Net Gain (Loss)	22,234	6,366
Change in Unrealized Appreciation (Depreciation)	(48,084)	527,597
Net Increase (Decrease) in Net Assets Resulting from Operations	71,287	609,664
Distributions
Net Investment Income
Investor Shares	(5,422)	(7,845)
Admiral Shares	(15,044)	(8,587)
Signal Shares	(9,503)	(6,266)
Institutional Shares	(8,416)	(4,906)
ETF Shares	(58,151)	(50,505)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(96,536)	(78,109)
Capital Share Transactions
Investor Shares	(12,404)	(195,407)
Admiral Shares	102,724	309,402
Signal Shares	140,784	90,487
Institutional Shares	232,084	(63,720)
ETF Shares	176,474	30,284
Net Increase (Decrease) from Capital Share Transactions	639,662	171,046
Total Increase (Decrease)	614,413	702,601
Net Assets
Beginning of Period	4,519,895	3,817,294
End of Period[1]	5,134,308	4,519,895
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($3,793,000) and ($4,394,000).

See accompanying Notes, which are an integral part of the Financial Statements.

68

Large-Cap Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$23.25	$20.47	$16.41	$26.59	$25.42
Investment Operations
Net Investment Income	.421	.372	.387	.416	.426
Net Realized and Unrealized Gain (Loss)
on Investments	(.095)	2.791	4.075	(10.191)	1.171
Total from Investment Operations	.326	3.163	4.462	(9.775)	1.597
Distributions
Dividends from Net Investment Income	(.416)	(.383)	(.402)	(.405)	(.427)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.416)	(.383)	(.402)	(.405)	(.427)
Net Asset Value, End of Period	$23.16	$23.25	$20.47	$16.41	$26.59

Total Return[1]	1.44%	15.63%	27.60%	-37.08%	6.29%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$293	$307	$448	$376	$346
Ratio of Total Expenses to
Average Net Assets	0.24%	0.26%	0.26%	0.21%	0.20%
Ratio of Net Investment Income to
Average Net Assets	1.81%	1.78%	2.24%	2.12%	1.69%
Portfolio Turnover Rate[2]	7%	8%	8%	9%	8%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

69

Large-Cap Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$29.07	$25.59	$20.51	$33.25	$31.78
Investment Operations
Net Investment Income	.569	.503	.516	.547	.570
Net Realized and Unrealized Gain (Loss)
on Investments	(.116)	3.495	5.097	(12.750)	1.470
Total from Investment Operations	.453	3.998	5.613	(12.203)	2.040
Distributions
Dividends from Net Investment Income	(.563)	(.518)	(.533)	(.537)	(.570)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.563)	(.518)	(.533)	(.537)	(.570)
Net Asset Value, End of Period	$28.96	$29.07	$25.59	$20.51	$33.25

Total Return	1.60%	15.81%	27.80%	-37.05%	6.43%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$796	$698	$328	$254	$220
Ratio of Total Expenses to
Average Net Assets	0.10%	0.12%	0.12%	0.10%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.95%	1.92%	2.38%	2.23%	1.81%
Portfolio Turnover Rate[1]	7%	8%	8%	9%	8%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

70

Large-Cap Index Fund

Financial Highlights

Signal Shares
					Aug. 30,
					2007[1], to
For a Share Outstanding	Year Ended December 31,				Dec. 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$25.36	$22.32	$17.89	$29.00	$28.74
Investment Operations
Net Investment Income	.495	.440	.451	.481	.173
Net Realized and Unrealized Gain (Loss)
on Investments	(.105)	3.052	4.446	(11.121)	.361
Total from Investment Operations	.390	3.492	4.897	(10.640)	.534
Distributions
Dividends from Net Investment Income	(.490)	(.452)	(.467)	(.470)	(.274)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.490)	(.452)	(.467)	(.470)	(.274)
Net Asset Value, End of Period	$25.26	$25.36	$22.32	$17.89	$29.00

Total Return	1.58%	15.83%	27.81%	-37.03%	1.85%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$520	$381	$247	$102	$39
Ratio of Total Expenses to
Average Net Assets	0.10%	0.12%	0.12%	0.10%	0.08%[2]
Ratio of Net Investment Income to
Average Net Assets	1.95%	1.92%	2.38%	2.23%	1.81%[2]
Portfolio Turnover Rate[3]	7%	8%	8%	9%	8%

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

71

Large-Cap Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$119.65	$105.33	$84.43	$136.82	$130.78
Investment Operations
Net Investment Income	2.366	2.111	2.160	2.283	2.344
Net Realized and Unrealized Gain (Loss)
on Investments	(.499)	14.383	20.973	(52.440)	6.047
Total from Investment Operations	1.867	16.494	23.133	(50.157)	8.391
Distributions
Dividends from Net Investment Income	(2.337)	(2.174)	(2.233)	(2.233)	(2.351)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.337)	(2.174)	(2.233)	(2.233)	(2.351)
Net Asset Value, End of Period	$119.18	$119.65	$105.33	$84.43	$136.82

Total Return	1.60%	15.85%	27.84%	-37.01%	6.42%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$504	$276	$306	$207	$103
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.08%	0.07%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.97%	1.96%	2.42%	2.26%	1.81%
Portfolio Turnover Rate[1]	7%	8%	8%	9%	8%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

72

Large-Cap Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$57.56	$50.67	$40.61	$65.83	$62.92
Investment Operations
Net Investment Income	1.126	.996	1.022	1.098	1.136
Net Realized and Unrealized Gain (Loss)
on Investments	(.234)	6.920	10.095	(25.243)	2.912
Total from Investment Operations	.892	7.916	11.117	(24.145)	4.048
Distributions
Dividends from Net Investment Income	(1.112)	(1.026)	(1.057)	(1.075)	(1.138)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.112)	(1.026)	(1.057)	(1.075)	(1.138)
Net Asset Value, End of Period	$57.34	$57.56	$50.67	$40.61	$65.83

Total Return	1.58%	15.81%	27.80%	-37.02%	6.44%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,021	$2,858	$2,489	$1,957	$1,162
Ratio of Total Expenses to
Average Net Assets	0.10%	0.12%	0.12%	0.07%	0.07%
Ratio of Net Investment Income to
Average Net Assets	1.95%	1.92%	2.38%	2.26%	1.82%
Portfolio Turnover Rate[1]	7%	8%	8%	9%	8%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

73

Large-Cap Index Fund

Notes to Financial Statements

Vanguard Large-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Signal Shares, and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2008–2011), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

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Large-Cap Index Fund

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2011, the fund had contributed capital of $835,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.33% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of December 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	5,127,518	—	—
Temporary Cash Investments	9,678	1,100	—
Futures Contracts—Liabilities[1]	(24)	—	—
Total	5,137,172	1,100	—
1 Represents variation margin on the last day of the reporting period.

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Large-Cap Index Fund

D. At December 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	March 2012	14	4,384	78
E-mini S&P 500 Index	March 2012	30	1,879	(11)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences are primarily attributed to tax deferral of losses on wash sales and will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2011, the fund realized $51,378,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2011, the fund had $1,061,000 of ordinary income available for distribution. The fund had available capital loss carryforwards totaling $194,830,000 to offset future net capital gains of $43,673,000 through December 31, 2016, $117,390,000 through December 31, 2017, and $33,767,000 through December 31, 2018. In addition, the fund realized losses of $17,242,000 during the period from November 1, 2011, through December 31, 2011, which are deferred and will be treated as realized for tax purposes in fiscal 2012.

At December 31, 2011, the cost of investment securities for tax purposes was $4,738,419,000. Net unrealized appreciation of investment securities for tax purposes was $399,877,000, consisting of unrealized gains of $869,990,000 on securities that had risen in value since their purchase and $470,113,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended December 31, 2011, the fund purchased $1,120,706,000 of investment securities and sold $478,829,000 of investment securities, other than temporary cash investments.

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Large-Cap Index Fund

G. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2011		2010
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	161,542	6,844	212,649	10,107
Issued in Lieu of Cash Distributions	5,174	227	7,274	344
Redeemed	(179,120)	(7,629)	(415,330)	(19,133)
Net Increase (Decrease)—Investor Shares	(12,404)	(558)	(195,407)	(8,682)
Admiral Shares
Issued	314,696	10,768	397,481	14,514
Issued in Lieu of Cash Distributions	13,047	456	7,231	266
Redeemed	(225,019)	(7,728)	(95,310)	(3,594)
Net Increase (Decrease)—Admiral Shares	102,724	3,496	309,402	11,186
Signal Shares
Issued	272,009	10,696	159,203	6,977
Issued in Lieu of Cash Distributions	6,818	274	4,385	187
Redeemed	(138,043)	(5,420)	(73,101)	(3,165)
Net Increase (Decrease)—Signal Shares	140,784	5,550	90,487	3,999
Institutional Shares
Issued	259,002	2,142	60,095	560
Issued in Lieu of Cash Distributions	7,483	64	4,210	38
Redeemed	(34,401)	(281)	(128,025)	(1,194)
Net Increase (Decrease)—Institutional Shares	232,084	1,925	(63,720)	(596)
ETF Shares
Issued	306,551	5,237	138,340	2,628
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(130,077)	(2,200)	(108,056)	(2,100)
Net Increase (Decrease)—ETF Shares	176,474	3,037	30,284	528

H. In preparing the financial statements as of December 31, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

77

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Index Funds and the Shareholders of Vanguard Growth Index Fund, Vanguard Value Index Fund and Vanguard Large-Cap Index Fund:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Growth Index Fund, Vanguard Value Index Fund and Vanguard Large-Cap Index Fund (constituting separate portfolios of Vanguard Index Funds, hereafter referred to as the “Funds”) at December 31, 2011, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the custodian and broker and by agreement to the underlying ownership records of Vanguard Market Liquidity Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

February 10, 2012

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Special 2011 tax information (unaudited) for Vanguard U.S. Stock Index Funds (Large-Capitalization Portfolios)

This information for the fiscal year ended December 31, 2011, is included pursuant to provisions of the Internal Revenue Code.

The funds distributed qualified dividend income to shareholders during the fiscal year as follows:

Qualified Dividend Income
Index Fund	($000)
Growth	247,990
Value	390,207
Large-Cap	96,536

For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends-received deduction is as follows:

Index Fund	Percentage
Growth	100.0%
Value	96.9
Large-Cap	98.3

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Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: U.S. Stock Index Funds Large-Capitalization Portfolios
Periods Ended December 31, 2011
	One	Five	Ten
	Year	Years	Years
Growth Index Fund Investor Shares
Returns Before Taxes	1.71%	2.40%	2.88%
Returns After Taxes on Distributions	1.54	2.23	2.70
Returns After Taxes on Distributions and Sale of Fund Shares	1.33	2.03	2.44

	One	Five	Ten
	Year	Years	Years
Value Index Fund Investor Shares
Returns Before Taxes	1.00%	-2.43%	3.39%
Returns After Taxes on Distributions	0.61	-2.83	2.95
Returns After Taxes on Distributions and Sale of Fund Shares	1.14	-2.07	2.85

			Since
	One	Five	Inception
	Year	Years	(1/30/2004)
Large-Cap Index Fund Investor Shares
Returns Before Taxes	1.44%	0.02%	3.75%
Returns After Taxes on Distributions	1.16	-0.26	3.47
Returns After Taxes on Distributions and Sale of Fund Shares	1.29	-0.01	3.21

80

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

81

Six Months Ended December 31, 2011
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	6/30/2011	12/31/2011	Period
Based on Actual Fund Return
Growth Index Fund
Investor Shares	$1,000.00	$960.38	$1.14
Admiral Shares	1,000.00	961.40	0.49
Signal Shares	1,000.00	961.38	0.49
Institutional Shares	1,000.00	961.49	0.40
ETF Shares	1,000.00	961.27	0.49
Value Index Fund
Investor Shares	$1,000.00	$949.84	$1.13
Admiral Shares	1,000.00	950.58	0.49
Signal Shares	1,000.00	950.44	0.49
Institutional Shares	1,000.00	950.63	0.39
ETF Shares	1,000.00	950.62	0.49
Large-Cap Index Fund
Investor Shares	$1,000.00	$955.94	$1.18
Admiral Shares	1,000.00	956.67	0.49
Signal Shares	1,000.00	956.61	0.49
Institutional Shares	1,000.00	956.58	0.39
ETF Shares	1,000.00	956.53	0.49

82

Six Months Ended December 31, 2011
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	6/30/2011	12/31/2011	Period
Based on Hypothetical 5% Yearly Return
Growth Index Fund
Investor Shares	$1,000.00	$1,024.05	$1.17
Admiral Shares	1,000.00	1,024.70	0.51
Signal Shares	1,000.00	1,024.70	0.51
Institutional Shares	1,000.00	1,024.80	0.41
ETF Shares	1,000.00	1,024.70	0.51
Value Index Fund
Investor Shares	$1,000.00	$1,024.05	$1.17
Admiral Shares	1,000.00	1,024.70	0.51
Signal Shares	1,000.00	1,024.70	0.51
Institutional Shares	1,000.00	1,024.80	0.41
ETF Shares	1,000.00	1,024.70	0.51
Large-Cap Index Fund
Investor Shares	$1,000.00	$1,024.00	$1.22
Admiral Shares	1,000.00	1,024.70	0.51
Signal Shares	1,000.00	1,024.70	0.51
Institutional Shares	1,000.00	1,024.80	0.41
ETF Shares	1,000.00	1,024.70	0.51

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Growth Index Fund, 0.23% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.08% for Institutional Shares, and 0.10% for ETF Shares; for the Value Index Fund, 0.23% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.08% for Institutional Shares, and 0.10% for ETF Shares; and for the Large-Cap Index Fund, 0.24% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.08% for Institutional Shares, and 0.10% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

83

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

84

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

85

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 180 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	and President (2006–2008) of Rohm and Haas Co.
(chemicals); Director of Tyco International, Ltd.
F. William McNabb III	(diversified manufacturing and services) and Hewlett-
Born 1957. Trustee Since July 2009. Chairman of the	Packard Co. (electronic computer manufacturing);
Board. Principal Occupation(s) During the Past Five	Senior Advisor at New Mountain Capital; Trustee
Years: Chairman of the Board of The Vanguard Group,	of The Conference Board; Member of the Board of
Inc., and of each of the investment companies served	Managers of Delphi Automotive LLP (automotive
by The Vanguard Group, since January 2010; Director	components).
of The Vanguard Group since 2008; Chief Executive
Officer and President of The Vanguard Group and of	Amy Gutmann
each of the investment companies served by The	Born 1949. Trustee Since June 2006. Principal
Vanguard Group since 2008; Director of Vanguard	Occupation(s) During the Past Five Years: President
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Christopher H.
Vanguard Group (1995–2008).	Browne Distinguished Professor of Political Science
in the School of Arts and Sciences with secondary
appointments at the Annenberg School for Commu-
Independent Trustees	nication and the Graduate School of Education
of the University of Pennsylvania; Director of
Emerson U. Fullwood	Carnegie Corporation of New York, Schuylkill River
Born 1948. Trustee Since January 2008. Principal	Development Corporation, and Greater Philadelphia
Occupation(s) During the Past Five Years: Executive	Chamber of Commerce; Trustee of the National
Chief Staff and Marketing Officer for North America	Constitution Center; Chair of the Presidential
and Corporate Vice President (retired 2008) of Xerox	Commission for the Study of Bioethical Issues.
Corporation (document management products and
services); Executive in Residence and 2010	JoAnn Heffernan Heisen
Distinguished Minett Professor at the Rochester	Born 1950. Trustee Since July 1998. Principal
Institute of Technology; Director of SPX Corporation	Occupation(s) During the Past Five Years: Corporate
(multi-industry manufacturing), the United Way of	Vice President and Chief Global Diversity Officer
Rochester, Amerigroup Corporation (managed health	(retired 2008) and Member of the Executive
care), the University of Rochester Medical Center,	Committee (1997–2008) of Johnson & Johnson
Monroe Community College Foundation, and North	(pharmaceuticals/consumer products); Director of
Carolina A&T University.	Skytop Lodge Corporation (hotels), the University
Medical Center at Princeton, the Robert Wood
Rajiv L. Gupta	Johnson Foundation, and the Center for Work Life
Born 1945. Trustee Since December 2001.[2]	Policy; Member of the Advisory Board of the
Principal Occupation(s) During the Past Five Years:	Maxwell School of Citizenship and Public Affairs
Chairman and Chief Executive Officer (retired 2009)	at Syracuse University.

F. Joseph Loughrey	Thomas J. Higgins
Born 1949. Trustee Since October 2009. Principal	Born 1957. Chief Financial Officer Since September
Occupation(s) During the Past Five Years: President	2008. Principal Occupation(s) During the Past Five
and Chief Operating Officer (retired 2009) and Vice	Years: Principal of The Vanguard Group, Inc.; Chief
Chairman of the Board (2008–2009) of Cummins Inc.	Financial Officer of each of the investment companies
(industrial machinery); Director of SKF AB (industrial	served by The Vanguard Group since 2008; Treasurer
machinery), Hillenbrand, Inc. (specialized consumer	of each of the investment companies served by The
services), the Lumina Foundation for Education, and	Vanguard Group (1998–2008).
Oxfam America; Chairman of the Advisory Council
for the College of Arts and Letters and Member	Kathryn J. Hyatt
of the Advisory Board to the Kellogg Institute for	Born 1955. Treasurer Since November 2008. Principal
International Studies at the University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Treasurer of each of
André F. Perold	the investment companies served by The Vanguard
Born 1952. Trustee Since December 2004. Principal	Group since 2008; Assistant Treasurer of each of the
Occupation(s) During the Past Five Years: George	investment companies served by The Vanguard Group
Gund Professor of Finance and Banking at the Harvard	(1988–2008).
Business School (retired July 2011); Chief Investment
Officer and co-Managing Partner of HighVista	Heidi Stam
Strategies LLC (private investment firm); Director of	Born 1956. Secretary Since July 2005. Principal
Rand Merchant Bank; Overseer of the Museum of	Occupation(s) During the Past Five Years: Managing
Fine Arts Boston.	Director of The Vanguard Group, Inc., since 2006;
General Counsel of The Vanguard Group since 2005;
Alfred M. Rankin, Jr.	Secretary of The Vanguard Group and of each of the
Born 1941. Trustee Since January 1993. Principal	investment companies served by The Vanguard Group
Occupation(s) During the Past Five Years: Chairman,	since 2005; Director and Senior Vice President of
President, and Chief Executive Officer of NACCO	Vanguard Marketing Corporation since 2005;
Industries, Inc. (forklift trucks/housewares/lignite);	Principal of The Vanguard Group (1997–2006).
Director of Goodrich Corporation (industrial products/
aircraft systems and services) and the National
Association of Manufacturers; Chairman of the	Vanguard Senior Management Team
Federal Reserve Bank of Cleveland; Vice Chairman
of University Hospitals of Cleveland; President of	R. Gregory Barton	Chris D. McIsaac
the Board of The Cleveland Museum of Art.	Mortimer J. Buckley	Michael S. Miller
	Kathleen C. Gubanich	James M. Norris
Peter F. Volanakis	Paul A. Heller	Glenn W. Reed
Born 1955. Trustee Since July 2009. Principal	Martha G. King	George U. Sauter
Occupation(s) During the Past Five Years: President
and Chief Operating Officer (retired 2010) of Corning
Incorporated (communications equipment); Director of	Chairman Emeritus and Senior Advisor
Corning Incorporated (2000–2010) and Dow Corning
(2001–2010); Overseer of the Amos Tuck School of	John J. Brennan
Business Administration at Dartmouth College.	Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Executive Officers
Founder
Glenn Booraem
Born 1967. Controller Since July 2010. Principal	John C. Bogle
Occupation(s) During the Past Five Years: Principal	Chairman and Chief Executive Officer, 1974–1996
of The Vanguard Group, Inc.; Controller of each of
the investment companies served by The Vanguard
Group since 2010; Assistant Controller of each of
the investment companies served by The Vanguard
Group (2001–2010).

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

The funds or securities referred to herein are not
Fund Information > 800-662-7447	sponsored, endorsed, or promoted by MSCI, and MSCI
Direct Investor Account Services > 800-662-2739	bears no liability with respect to any such funds or
Institutional Investor Services > 800-523-1036	securities. The prospectus or the Statement of
Text Telephone for People	Additional Information contains a more detailed
With Hearing Impairment > 800-749-7273	description of the limited relationship MSCI has with
Vanguard and any related funds.
This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2012 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q03070 022012

Annual Report | December 31, 2011
Vanguard Total Stock Market Index Fund

> After a year of dramatic ups and downs, the broad U.S. stock market finished the year with a modestly positive return.

> Economically sensitive sectors such as materials and industrial stocks struggled.

> Consistent with its objective, the fund closely tracked the return of its benchmark index.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	7
Performance Summary.	9
Financial Statements.	11
Your Fund’s After-Tax Returns.	28
About Your Fund’s Expenses.	29
Glossary.	31

Total Stock Market Index Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Vanguard was named for the HMS Vanguard, flagship of British Admiral Horatio Nelson. A ship—whose performance and safety depend on the work of all hands—has served as a fitting metaphor for the Vanguard crew as we strive to help clients reach their financial goals.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2011

Total
Returns
Vanguard Total Stock Market Index Fund
Investor Shares	0.96%
Admiral™ Shares	1.08
Signal® Shares	1.09
Institutional Shares	1.09
ETF Shares
Market Price	1.00
Net Asset Value	1.06
MSCI US Broad Market Index	1.08
Multi-Cap Core Funds Average	-2.68
Multi-Cap Core Funds Average: Derived from data provided by Lipper Inc.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Signal Shares and Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138; 7,720,749; 7,925,573.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Your Fund’s Performance at a Glance
December 31, 2010 , Through December 31, 2011
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Total Stock Market Index Fund
Investor Shares	$31.56	$31.29	$0.562	$0.000
Admiral Shares	31.57	31.30	0.599	0.000
Signal Shares	30.47	30.21	0.579	0.000
Institutional Shares	31.57	31.30	0.601	0.000
ETF Shares	64.86	64.29	1.233	0.000

1

Chairman’s Letter

Dear Shareholder,

In the first half of 2011, stocks followed an upward trajectory based on signs of a solid economic recovery. The second half of the year, however, was marked by renewed concerns about the strength of that rebound and worries over the sovereign-debt crisis in Europe. As those issues took center stage, stock prices retreated, resulting in a modestly positive return for the year.

Vanguard Total Stock Market Index Fund, which holds a mix of growth and value stocks across all market capitalizations, closely tracked the return of its benchmark, the MSCI US Broad Market Index, which gained 1.08% for the year. The average return of the fund’s peer group, which consists largely of actively managed stock funds, was –2.68%.

A broad stock market index fund can be a tax-efficient investment. If you hold the fund in a taxable account, you may wish to review the after-tax returns that appear later in this report.

Big dramas and small numbers in the U.S. stock market
The broad U.S. stock market’s subdued 2011 return was something of a surprise in light of economic and political dramas such as Europe’s debt crisis and high-stakes brinkmanship in Washington over raising the U.S. debt ceiling to avoid default. The policymaking strife prompted Standard & Poor’s to downgrade the U.S. credit rating. (Vanguard’s confidence in the full faith and credit of the U.S. Treasury remains unshaken.)

2

International stock prices finished the year with a double-digit decline. The weaker performance of stocks outside the United States reflected the greater economic and financial challenges in Europe, Japan’s struggles with natural and nuclear disaster, and skittishness about emerging markets.

As yields fell, bonds delivered unexpectedly strong returns
Bond returns were also a surprise, mainly because so little was expected of them. At the end of 2010, bond yields hovered near historical lows, suggesting that the scope for further declines—and rallies in bond prices—was limited. During 2011, however, rates moved lower still as investors sought shelter from stock market turmoil. The broad U.S. bond market returned 7.84%. Municipal bonds, which were battered at the end of 2010, produced even stronger returns than taxable bonds in 2011.

The returns of the 3-month U.S. Treasury bill and other money market instruments approached 0%, which was consistent with the Federal Reserve Board’s interest rate policy but nevertheless a disappointment for savers.

Economically sensitive sectors lagged
Vanguard Total Stock Market Index Fund, which tracks the performance of the broad U.S. stock market, was buffeted by concerns about debt woes in Europe and fears of a global economic slowdown.

As the year progressed, worries about a recession in Europe, the fallout from the

Market Barometer

		Average Annual Total Returns
		Periods Ended December 31, 2011
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	1.50%	14.81%	-0.02%
Russell 2000 Index (Small-caps)	-4.18	15.63	0.15
Dow Jones U.S. Total Stock Market Index	0.52	15.24	0.28
MSCI All Country World Index ex USA (International)	-13.71	10.70	-2.92

Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	7.84%	6.77%	6.50%
Barclays Capital Municipal Bond Index (Broad
tax-exempt market)	10.70	8.57	5.22
Citigroup Three-Month U.S. Treasury Bill Index	0.08	0.11	1.36

CPI
Consumer Price Index	2.96%	2.39%	2.26%

3

downgrading of U.S. debt, and signs of slowing growth in emerging markets increasingly weighed on investors’ minds, and the markets gave up much of their first-half gains.

The result was a bifurcation. Economically sensitive sectors posted major declines, while those less tied to the economic cycle generated solid returns. Consumer staples, health care, and utilities were the best performers for the year; financials and materials lagged.

Consumer staples stocks, including tobacco, household products, and food-related items, gave the fund the biggest boost. Weak income growth and persistently high unemployment cast doubt on the future pace of consumer spending. As a result, the market rewarded firms that sell necessities rather than those peddling products people are likely to forgo when they tighten their belts.

The fund also benefited from a hefty weighting in health care stocks. Pharmaceuticals, which are often viewed as safe havens in a weak economy, produced strong results. And utilities posted the best returns among all sectors as investors sought out their high dividend yields in a time of historically low interest rates. Because utilities account for a modest share of the stock market’s value, their strength had limited impact on the fund’s return.

Expense Ratios
Your Fund Compared With Its Peer Group
						Peer
	Investor	Admiral	Signal	Institutional	ETF	Group
	Shares	Shares	Shares	Shares	Shares	Average
Total Stock Market Index Fund	0.18%	0.07%	0.07%	0.06%	0.07%	1.18%

The fund expense ratios shown are from the prospectus dated April 29, 2011, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2011, the fund’s expense ratios were: 0.17% for Investor Shares, 0.05% for Admiral Shares, 0.05% for Signal Shares, 0.04% for Institutional Shares, and 0.05% for ETF Shares. The peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2010.

Peer group: Multi-Cap Core Funds.

4

Financials dragged on performance, with diversified financial services stocks among the worst performers. While banks’ credit quality continued to improve and the number of failures declined, weak revenue growth at some of the largest banks and concerns about how much exposure those firms had to debt problems in Europe pushed their stocks lower. Regional banks didn’t fare much better because of weak loan demand and low interest rates. Capital markets firms, including investment banking and brokerage companies, posted poor returns as the low-interest-rate environment and the market’s gyrations clipped their earnings.

Materials and industrials holdings also lagged. While materials represent a relatively small portion of the overall market’s value, steep declines in metals and mining stock prices weighed on the fund’s return. In the industrials sector, weakness in economically sensitive markets such as machinery dampened results. And diminished expectations for IT spending hurt the performance of information technology, the stock market’s—and the fund’s—largest sector weighting.

Solid long-term performance amid volatility
Over the past ten years, Investor Shares of Vanguard Total Stock Market Index Fund have produced an average annual return of 3.75%, a modest result by historical standards that reflects an unusually volatile period in the stock market. Consistent with its objective,

Total Returns
Ten Years Ended December 31, 2011
Average
Annual Return
Total Stock Market Index Fund Investor Shares	3.75%
Spliced Total Stock Market Index	3.87
Multi-Cap Core Funds Average	2.65
Spliced Total Stock Market Index: Dow Jones Wilshire 5000 Index through April 22, 2005; MSCI US Broad Market Index thereafter.
Multi-Cap Core Funds Average: Derived from data provided by Lipper Inc.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

5

the fund hewed close to its benchmark index over that period. The fund’s return was also more than 1 percentage point higher than the average return of its peer group.

The fund’s success reflects the skill of its advisor, the Vanguard Quantitative Equity Group. The group relies on its proven portfolio management strategies to produce benchmark-tracking returns regardless of external market conditions. At the same time, the fund’s low costs help you keep your share of the market’s returns.

Uncertain times, sound investing
There is no doubt that investors are weary from the roller-coaster ride of the past four years. The financial crisis and subsequent market recoveries and setbacks have produced high levels of volatility, which can make it challenging to remain committed to a long-term investment program. But those who fled the market amid its turmoil lost the opportunity to participate in future recoveries.

In our view, a balance among stock, bond, and money market funds consistent with an investor’s risk tolerance and time horizon is a useful ally in the never-ending struggle to maintain a long-term perspective amid the stock market’s jarring highs and lows. Vanguard Total Stock Market Index Fund, which provides exposure to the entire U.S. stock market at a low cost, can be a critical piece of that sound investment strategy.

As always, thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
January 18, 2012

A note on expense ratios
The Expense Ratios table in each report’s Chairman’s Letter displays fund expense ratios from the most recent prospectus. These figures include the funds’ actual operating expenses. For some funds, the figures also include “acquired fund fees and expenses,” which result from the funds’ holdings in business development companies (BDCs).

Although the Securities and Exchange Commission requires that BDC costs be included in a fund’s expense ratio, these fees are not incurred by the fund. They have no impact on a fund’s total return or on its tracking error relative to an index.
A footnote to the Expense Ratios table reports an annualized calculation of the fund’s actual expenses for the period, a more accurate tally of the operating costs incurred by shareholders.

6

Total Stock Market Index Fund

Fund Profile
As of December 31, 2011

Share-Class Characteristics
	Investor	Admiral	Signal	Institutional
	Shares	Shares	Shares	Shares	ETF Shares
Ticker Symbol	VTSMX	VTSAX	VTSSX	VITSX	VTI
Expense Ratio[1]	0.18%	0.07%	0.07%	0.06%	0.07%
30-Day SEC Yield	1.91%	2.04%	2.04%	2.04%	2.04%

Portfolio Characteristics
		MSCI US
		Broad Market
	Fund	Index
Number of Stocks	3,323	3,322
Median Market Cap	$31.3B	$31.2B
Price/Earnings Ratio	14.9x	14.9x
Price/Book Ratio	2.1x	2.1x
Return on Equity	19.2%	19.0%
Earnings Growth Rate	7.0%	7.0%
Dividend Yield	2.1%	2.1%
Foreign Holdings	0.0%	0.0%
Turnover Rate	5%	—
Short-Term Reserves	0.0%	—

Volatility Measures
MSCI US
Broad Market
Index
R-Squared	1.00
Beta	1.00

These measures show the degree and timing of the fund’s fluctuations compared with the index over 36 months.

Ten Largest Holdings (% of total net assets)
Exxon Mobil Corp.	Integrated Oil &
	Gas	2.9%
Apple Inc.	Computer
	Hardware	2.7
International Business	IT Consulting &
Machines Corp.	Other Services	1.6
Chevron Corp.	Integrated Oil &
	Gas	1.5
Microsoft Corp.	Systems Software	1.4
General Electric Co.	Industrial
	Conglomerates	1.4
Procter & Gamble Co.	Household
	Products	1.3
Johnson & Johnson	Pharmaceuticals	1.3
AT&T Inc.	Integrated
	Telecommunication
	Services	1.3
Pfizer Inc.	Pharmaceuticals	1.2
Top Ten		16.6%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 29, 2011, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2011, the expense ratios were 0.17% for Investor Shares, 0.05% for Admiral Shares, 0.05% for Signal Shares, 0.04% for Institutional Shares, and 0.05% for ETF Shares.

7

Total Stock Market Index Fund

Sector Diversification (% of equity exposure)
		MSCI US
		Broad Market
	Fund	Index
Consumer Discretionary	11.7%	11.7%
Consumer Staples	10.1	10.1
Energy	11.4	11.4
Financials	14.6	14.6
Health Care	11.8	11.8
Industrials	11.2	11.2
Information Technology	18.6	18.6
Materials	4.0	4.0
Telecommunication
Services	2.7	2.7
Utilities	3.9	3.9

Investment Focus

8

Total Stock Market Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2001, Through December 31, 2011
Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended December 31, 2011
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Total Stock Market Index Fund
Investor Shares	0.96%	0.21%	3.75%	$14,451

– – – – Spliced Total Stock Market Index	1.08	0.29	3.87	14,616
Multi-Cap Core Funds Average	-2.68	-0.93	2.65	12,991

Spliced Total Stock Market Index: Dow Jones Wilshire 5000 Index through April 22, 2005; MSCI US Broad Market Index thereafter.
Multi-Cap Core Funds Average: Derived from data provided by Lipper Inc.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Total Stock Market Index Fund Admiral
Shares	1.08%	0.31%	3.84%	$14,575
Spliced Total Stock Market Index	1.08	0.29	3.87	14,616

			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(9/1/2006)	Investment
Total Stock Market Index Fund Signal Shares	1.09%	0.31%	1.92%	$11,064
MSCI US Broad Market Index	1.08	0.29	1.91	11,060
"Since Inception" performance is calculated from the Signal Shares’ inception date for both the fund and its comparative standard.

See Financial Highlights for dividend and capital gains information.

9

Total Stock Market Index Fund

	Average Annual Total Returns
	Periods Ended December 31, 2011
				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Total Stock Market Index Fund Institutional
Shares	1.09%	0.32%	3.87%	$7,309,336
Spliced Total Stock Market Index	1.08	0.29	3.87	7,307,876

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Total Stock Market Index Fund
ETF Shares Net Asset Value	1.06%	0.31%	3.84%	$14,579
Spliced Total Stock Market Index	1.08	0.29	3.87	14,616

Cumulative Returns of ETF Shares: December 31, 2001, Through December 31, 2011
	One	Five	Ten
	Year	Years	Years
Total Stock Market Index Fund
ETF Shares Market Price	1.00%	1.52%	46.00%
Total Stock Market Index Fund
ETF Shares Net Asset Value	1.06	1.56	45.79
Spliced Total Stock Market Index	1.08	1.48	46.16

Fiscal-Year Total Returns (%): December 31, 2001, Through December 31, 2011

10

Total Stock Market Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of December 31, 2011

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Consumer Discretionary
McDonald’s Corp.	12,328,097	1,236,878	0.7%
Walt Disney Co.	21,059,154	789,718	0.5%
Home Depot Inc.	18,681,830	785,384	0.5%
Amazon.com Inc.	4,336,909	750,719	0.4%
Comcast Corp. Class A	28,059,985	665,302	0.4%
Consumer Discretionary—Other †		15,177,166	9.1%
		19,405,167	11.6%
Consumer Staples
Procter & Gamble Co.	32,835,015	2,190,424	1.3%
Coca-Cola Co.	24,691,491	1,727,664	1.0%
Philip Morris International Inc.	20,987,803	1,647,123	1.0%
Wal-Mart Stores Inc.	22,650,501	1,353,594	0.8%
PepsiCo Inc.	18,910,011	1,254,679	0.8%
Kraft Foods Inc.	20,035,309	748,519	0.4%
Altria Group Inc.	24,735,882	733,419	0.4%
CVS Caremark Corp.	16,061,034	654,969	0.4%
Consumer Staples—Other †		6,473,518	3.9%
		16,783,909	10.0%
Energy
Exxon Mobil Corp.	58,095,543	4,924,178	3.0%
Chevron Corp.	23,932,734	2,546,443	1.5%
ConocoPhillips	15,585,653	1,135,727	0.7%
Schlumberger Ltd.	16,123,170	1,101,374	0.7%
Occidental Petroleum Corp.	9,711,625	909,979	0.5%
Energy—Other †		8,430,007	5.0%
		19,047,708	11.4%
Financials
Wells Fargo & Co.	59,932,087	1,651,728	1.0%
JPMorgan Chase & Co.	46,588,007	1,549,051	0.9%
Citigroup Inc.	34,850,528	916,917	0.6%

11

Total Stock Market Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Berkshire Hathaway Inc. Class B	9,597,484	732,288	0.4%
Bank of America Corp.	121,040,461	672,985	0.4%
US Bancorp	22,939,964	620,526	0.4%
Financials—Other †		17,934,631	10.7%
		24,078,126	14.4%
Health Care
Johnson & Johnson	32,743,485	2,147,318	1.3%
Pfizer Inc.	93,224,076	2,017,369	1.2%
Merck & Co. Inc.	36,811,418	1,387,790	0.8%
Abbott Laboratories	18,599,138	1,045,830	0.6%
Bristol-Myers Squibb Co.	20,371,123	717,878	0.4%
UnitedHealth Group Inc.	12,852,081	651,343	0.4%
Amgen Inc.	9,481,176	608,786	0.4%
Health Care—Other †		11,042,843	6.6%
		19,619,157	11.7%
Industrials
General Electric Co.	126,658,602	2,268,456	1.3%
United Technologies Corp.	10,309,734	753,538	0.4%
Caterpillar Inc.	7,715,696	699,042	0.4%
3M Co.	8,050,025	657,929	0.4%
United Parcel Service Inc. Class B	8,797,577	643,895	0.4%
Union Pacific Corp.	5,829,038	617,528	0.4%
Boeing Co.	8,408,174	616,740	0.4%
Industrials—Other †		12,369,220	7.4%
		18,626,348	11.1%
Information Technology
Apple Inc.	11,077,447	4,486,366	2.7%
International Business Machines Corp.	14,269,978	2,623,964	1.6%
Microsoft Corp.	90,097,291	2,338,926	1.4%
Google Inc. Class A	3,037,566	1,961,964	1.2%
Intel Corp.	62,741,843	1,521,490	0.9%
Oracle Corp.	48,355,448	1,240,317	0.7%
Cisco Systems Inc.	65,719,863	1,188,215	0.7%
Qualcomm Inc.	20,038,103	1,096,084	0.7%
Hewlett-Packard Co.	24,770,934	638,099	0.4%
Visa Inc. Class A	6,225,335	632,058	0.4%
Information Technology—Other †		13,297,207	7.9%
		31,024,690	18.6%

Materials †		6,651,334	4.0%

Telecommunication Services
AT&T Inc.	70,807,116	2,141,207	1.3%
Verizon Communications Inc.	33,826,667	1,357,126	0.8%
Telecommunication Services—Other †		1,266,047	0.7%
		4,764,380	2.8%

Utilities †		6,475,346	3.9%
Total Common Stocks (Cost $152,524,616)		166,476,165	99.5%[1]

12

Total Stock Market Index Fund

			Market	Percentage
			Value	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments[1]
Money Market Fund
[2,3] Vanguard Market Liquidity Fund	0.110%	1,066,538,680	1,066,539	0.7%

4U.S. Government and Agency Obligations †			56,987	0.0%
Total Temporary Cash Investments (Cost $1,123,534)			1,123,526	0.7%
[5]Total Investments (Cost $153,648,150)			167,599,691	100.2%
Other Assets and Liabilities
Other Assets			568,423	0.3%
Liabilities [3]			(883,093)	(0.5%)
			(314,670)	(0.2%)
Net Assets			167,285,021	100.0%

At December 31, 2011, net assets consisted of:
Amount
($000)
Paid-in Capital	157,711,963
Overdistributed Net Investment Income	(119,544)
Accumulated Net Realized Losses	(4,273,673)
Unrealized Appreciation (Depreciation)
Investment Securities	13,951,541
Futures Contracts	14,734
Net Assets	167,285,021

Investor Shares—Net Assets
Applicable to 2,002,803,402 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	62,667,656
Net Asset Value Per Share—Investor Shares	$31.29

Admiral Shares—Net Assets
Applicable to 1,581,491,021 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	49,496,116
Net Asset Value Per Share—Admiral Shares	$31.30

Signal Shares—Net Assets
Applicable to 203,029,330 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	6,132,615
Net Asset Value Per Share—Signal Shares	$30.21

13

Total Stock Market Index Fund

Amount
($000)
Institutional Shares—Net Assets
Applicable to 941,421,725 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	29,467,210
Net Asset Value Per Share—Institutional Shares	$31.30

ETF Shares—Net Assets
Applicable to 303,631,307 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	19,521,424
Net Asset Value Per Share—ETF Shares	$64.29

See Note A in Notes to Financial Statements.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100% and 0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $408,747,000 of collateral received for securities on loan.
4 Securities with a value of $54,988,000 have been segregated as initial margin for open futures contracts.
5 The total value of securities on loan is $378,804,000.
See accompanying Notes, which are an integral part of the Financial Statements.

14

Total Stock Market Index Fund

Statement of Operations

Year Ended
December 31, 2011
($000)
Investment Income
Income
Dividends[1]	3,100,693
Interest[1]	1,071
Security Lending	40,810
Total Income	3,142,574
Expenses
The Vanguard Group—Note B
Investment Advisory Services	10,455
Management and Administrative—Investor Shares	80,397
Management and Administrative—Admiral Shares	12,734
Management and Administrative—Signal Shares	864
Management and Administrative—Institutional Shares	2,448
Management and Administrative—ETF Shares	2,863
Marketing and Distribution—Investor Shares	16,147
Marketing and Distribution—Admiral Shares	8,188
Marketing and Distribution—Signal Shares	1,628
Marketing and Distribution—Institutional Shares	7,436
Marketing and Distribution—ETF Shares	4,933
Custodian Fees	1,541
Auditing Fees	34
Shareholders’ Reports—Investor Shares	155
Shareholders’ Reports—Admiral Shares	144
Shareholders’ Reports—Signal Shares	16
Shareholders’ Reports—Institutional Shares	58
Shareholders’ Reports—ETF Shares	228
Trustees’ Fees and Expenses	166
Total Expenses	150,435
Net Investment Income	2,992,139
Realized Net Gain (Loss)
Investment Securities Sold	450,350
Futures Contracts	34,030
Realized Net Gain (Loss)[1]	484,380
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(1,784,851)
Futures Contracts	8,136
Change in Unrealized Appreciation (Depreciation)	(1,776,715)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,699,804

1 Dividend income, interest income, and realized net gain (loss) from affiliated companies of the fund were $0, $1,000,000, and $194,000, respectively.
See accompanying Notes, which are an integral part of the Financial Statements.

15

Total Stock Market Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,992,139	2,538,498
Realized Net Gain (Loss)	484,380	3,032,124
Change in Unrealized Appreciation (Depreciation)	(1,776,715)	17,108,043
Net Increase (Decrease) in Net Assets Resulting from Operations	1,699,804	22,678,665
Distributions
Net Investment Income
Investor Shares	(1,076,617)	(1,125,436)
Admiral Shares	(930,056)	(669,720)
Signal Shares	(112,466)	(95,990)
Institutional Shares	(512,854)	(389,295)
ETF Shares	(361,091)	(297,379)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(2,993,084)	(2,577,820)
Capital Share Transactions
Investor Shares	6,917,197	(11,084,647)
Admiral Shares	2,744,955	14,427,940
Signal Shares	716,539	(5,204)
Institutional Shares	5,912,981	4,677,116
ETF Shares	1,847,759	2,309,471
Net Increase (Decrease) from Capital Share Transactions	18,139,431	10,324,676
Total Increase (Decrease)	16,846,151	30,425,521
Net Assets
Beginning of Period	150,438,870	120,013,349
End of Period[1]	167,285,021	150,438,870
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($119,544,000) and ($118,752,000).

See accompanying Notes, which are an integral part of the Financial Statements.

16

Total Stock Market Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$31.56	$27.45	$21.80	$35.36	$34.09
Investment Operations
Net Investment Income	.565	.523	.514	.592	.604
Net Realized and Unrealized Gain (Loss)
on Investments	(.273)	4.117	5.651	(13.566)	1.268
Total from Investment Operations	.292	4.640	6.165	(12.974)	1.872
Distributions
Dividends from Net Investment Income	(.562)	(.530)	(.515)	(.586)	(.602)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.562)	(.530)	(.515)	(.586)	(.602)
Net Asset Value, End of Period	$31.29	$31.56	$27.45	$21.80	$35.36

Total Return[1]	0.96%	17.09%	28.70%	-37.04%	5.49%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$62,668	$56,063	$58,004	$39,440	$50,183
Ratio of Total Expenses to
Average Net Assets	0.17%	0.17%	0.18%	0.16%	0.15%
Ratio of Net Investment Income to
Average Net Assets	1.79%	1.85%	2.22%	2.04%	1.71%
Portfolio Turnover Rate[2]	5%	5%	5%	5%	4%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Total Stock Market Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$31.57	$27.45	$21.80	$35.36	$34.09
Investment Operations
Net Investment Income	.602	.554	.539	.615	.631
Net Realized and Unrealized Gain (Loss)
on Investments	(.273)	4.127	5.650	(13.566)	1.268
Total from Investment Operations	.329	4.681	6.189	(12.951)	1.899
Distributions
Dividends from Net Investment Income	(.599)	(.561)	(.539)	(.609)	(.629)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.599)	(.561)	(.539)	(.609)	(.629)
Net Asset Value, End of Period	$31.30	$31.57	$27.45	$21.80	$35.36

Total Return	1.08%	17.26%	28.83%	-36.99%	5.57%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$49,496	$47,190	$27,762	$18,781	$27,895
Ratio of Total Expenses to
Average Net Assets	0.05%	0.06%	0.07%	0.08%	0.07%
Ratio of Net Investment Income to
Average Net Assets	1.91%	1.96%	2.33%	2.12%	1.79%
Portfolio Turnover Rate[1]	5%	5%	5%	5%	4%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Total Stock Market Index Fund

Financial Highlights

Signal Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$30.47	$26.50	$21.04	$34.13	$32.91
Investment Operations
Net Investment Income	.581	.535	.520	.595	.607
Net Realized and Unrealized Gain (Loss)
on Investments	(.262)	3.977	5.459	(13.096)	1.220
Total from Investment Operations	.319	4.512	5.979	(12.501)	1.827
Distributions
Dividends from Net Investment Income	(.579)	(.542)	(.519)	(.589)	(.607)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.579)	(.542)	(.519)	(.589)	(.607)
Net Asset Value, End of Period	$30.21	$30.47	$26.50	$21.04	$34.13

Total Return	1.09%	17.23%	28.85%	-36.99%	5.55%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,133	$5,471	$4,757	$3,717	$4,655
Ratio of Total Expenses to
Average Net Assets	0.05%	0.06%	0.07%	0.08%	0.07%
Ratio of Net Investment Income to
Average Net Assets	1.91%	1.96%	2.33%	2.12%	1.79%
Portfolio Turnover Rate[1]	5%	5%	5%	5%	4%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Total Stock Market Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$31.57	$27.46	$21.81	$35.36	$34.10
Investment Operations
Net Investment Income	.603	.558	.541	.624	.638
Net Realized and Unrealized Gain (Loss)
on Investments	(.272)	4.117	5.650	(13.557)	1.260
Total from Investment Operations	.331	4.675	6.191	(12.933)	1.898
Distributions
Dividends from Net Investment Income	(.601)	(.565)	(.541)	(.617)	(.638)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.601)	(.565)	(.541)	(.617)	(.638)
Net Asset Value, End of Period	$31.30	$31.57	$27.46	$21.81	$35.36

Total Return	1.09%	17.23%	28.83%	-36.94%	5.56%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$29,467	$23,785	$16,047	$10,782	$13,396
Ratio of Total Expenses to
Average Net Assets	0.04%	0.05%	0.06%	0.05%	0.05%
Ratio of Net Investment Income to
Average Net Assets	1.92%	1.97%	2.34%	2.15%	1.81%
Portfolio Turnover Rate[1]	5%	5%	5%	5%	4%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Total Stock Market Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008[1]	2007[1]
Net Asset Value, Beginning of Period	$64.86	$56.39	$44.78	$72.64	$70.04
Investment Operations
Net Investment Income	1.238	1.133	1.106	1.270	1.298
Net Realized and Unrealized Gain (Loss)
on Investments	(.575)	8.485	11.611	(27.874)	2.600
Total from Investment Operations	.663	9.618	12.717	(26.604)	3.898
Distributions
Dividends from Net Investment Income	(1.233)	(1.148)	(1.107)	(1.256)	(1.298)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.233)	(1.148)	(1.107)	(1.256)	(1.298)
Net Asset Value, End of Period	$64.29	$64.86	$56.39	$44.78	$72.64

Total Return	1.06%	17.26%	28.82%	-36.97%	5.56%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$19,521	$17,930	$13,443	$9,199	$10,255
Ratio of Total Expenses to
Average Net Assets	0.05%	0.06%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to
Average Net Assets	1.91%	1.96%	2.33%	2.13%	1.79%
Portfolio Turnover Rate[2]	5%	5%	5%	5%	4%

1 Adjusted to reflect a 2-for-1 share split as of the close of business on June 13, 2008.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Total Stock Market Index Fund

Notes to Financial Statements

Vanguard Total Stock Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Signal Shares, and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2008–2011), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

22

Total Stock Market Index Fund

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2011, the fund had contributed capital of $26,813,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 10.72% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of December 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	166,475,714	28	423
Temporary Cash Investments	1,066,539	56,987	—
Futures Contracts—Liabilities[1]	(2,999)	—	—
Total	167,539,254	57,015	423
1 Represents variation margin on the last day of the reporting period.

23

Total Stock Market Index Fund

The following table summarizes changes in investments valued based on Level 3 inputs during the year ended December 31, 2011. Transfers into or out of Level 3 are recognized based on values as of the date of transfer.

Investments in
Common Stocks
Amount Valued Based on Level 3 Inputs	($000)
Balance as of December 31, 2010	—
Transfers into Level 3	4,799
Transfers out of Level 3	(3,707)
Change in Unrealized Appreciation (Depreciation)	(669)
Balance as of December 31, 2011	423

D. At December 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	March 2012	1,638	512,940	13,313
E-mini S&P 500 Index	March 2012	2,750	172,233	238
E-mini Russell 2000 Index	March 2012	957	70,703	870
S&P MidCap 400 Index	March 2012	280	24,564	313

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2011, the fund realized $1,903,741,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2011, the fund had $36,929,000 of ordinary income available for distribution. The fund had available capital losses totaling $4,029,067,000 to offset future net capital gains. Of this amount, $2,492,045,000 is subject to expiration dates; $209,043,000 may be used to offset future net capital gains through December 31, 2013, $19,516,000 through December 31, 2015, and $2,263,486,000 through December 31, 2016. Capital losses of $1,537,022,000 realized beginning in fiscal 2011 may be carried forward indefinitely but must be used before any expiring loss carryforwards.

24

Total Stock Market Index Fund

At December 31, 2011, the cost of investment securities for tax purposes was $153,874,303,000. Net unrealized appreciation of investment securities for tax purposes was $13,725,388,000, consisting of unrealized gains of $32,385,406,000 on securities that had risen in value since their purchase and $18,660,018,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended December 31, 2011, the fund purchased $30,084,464,000 of investment securities and sold $12,045,501,000 of investment securities, other than temporary cash investments.

G. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2011		2010
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	16,700,555	536,511	14,339,216	519,171
Issued in Lieu of Cash Distributions	1,071,344	34,743	1,115,478	38,783
Redeemed	(10,854,702)	(344,650)	(26,539,341)	(894,960)
Net Increase (Decrease)—Investor Shares	6,917,197	226,604	(11,084,647)	(337,006)
Admiral Shares
Issued	8,084,176	253,721	17,632,806	596,622
Issued in Lieu of Cash Distributions	826,433	26,772	586,309	20,085
Redeemed	(6,165,654)	(193,779)	(3,791,175)	(133,185)
Net Increase (Decrease)—Admiral Shares	2,744,955	86,714	14,427,940	483,522
Signal Shares
Issued	2,633,369	85,460	1,525,728	55,528
Issued in Lieu of Cash Distributions	102,303	3,435	87,239	3,123
Redeemed	(2,019,133)	(65,415)	(1,618,171)	(58,645)
Net Increase (Decrease)—Signal Shares	716,539	23,480	(5,204)	6
Institutional Shares
Issued	9,084,531	288,069	8,452,000	298,623
Issued in Lieu of Cash Distributions	476,976	15,485	356,581	12,291
Redeemed	(3,648,526)	(115,440)	(4,131,465)	(142,035)
Net Increase (Decrease)—Institutional Shares	5,912,981	188,114	4,677,116	168,879
ETF Shares
Issued	5,163,728	78,663	13,360,628	213,044
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(3,315,969)	(51,500)	(11,051,157)	(174,950)
Net Increase (Decrease)—ETF Shares	1,847,759	27,163	2,309,471	38,094

25

Total Stock Market Index Fund

H. The fund invested in a company that was considered to be an affiliated company of the fund because the fund owned more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of this company were as follows:

			Current Period Transactions
	Dec. 31, 2010		Proceeds from		Dec. 31, 2011
	Market	Purchases	Securities	Dividend	Market
	Value	at Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
Matrixx Initiatives Inc.	4,275	—	4,421	—	—

I. In preparing the financial statements as of December 31, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

26

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Index Funds and the Shareholders of Vanguard Total Stock Market Index Fund:

In our opinion, the statement of net assets–investments summary and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Total Stock Market Index Fund (constituting a separate portfolio of Vanguard Index Funds, hereafter referred to as the “Fund”) at December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the custodian and broker and by agreement to the underlying ownership records of Vanguard Market Liquidity Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

February 10, 2012

Special 2011 tax information (unaudited) for Vanguard Total Stock Market Index Fund

This information for the fiscal year ended December 31, 2011, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $2,993,084,000 of qualified dividend income to shareholders during the fiscal year.

For corporate shareholders, 94.8% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

27

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: Total Stock Market Index Fund Investor Shares
Periods Ended December 31, 2011
	One	Five	Ten
	Year	Years	Years
Returns Before Taxes	0.96%	0.21%	3.75%
Returns After Taxes on Distributions	0.69	-0.08	3.45
Returns After Taxes on Distributions and Sale of Fund Shares	0.98	0.15	3.19

28

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

29

Six Months Ended December 31, 2011
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Total Stock Market Index Fund	6/30/2011	12/31/2011	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$949.68	$0.84
Admiral Shares	1,000.00	950.57	0.25
Signal Shares	1,000.00	950.63	0.25
Institutional Shares	1,000.00	950.31	0.20
ETF Shares	1,000.00	950.37	0.25
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.35	$0.87
Admiral Shares	1,000.00	1,024.95	0.26
Signal Shares	1,000.00	1,024.95	0.26
Institutional Shares	1,000.00	1,025.00	0.20
ETF Shares	1,000.00	1,024.95	0.26

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are: 0.17% for Investor Shares, 0.05% for Admiral Shares, 0.05% for Signal Shares, 0.04% for Institutional Shares, and 0.05% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

30

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

31

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

32

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 180 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	and President (2006–2008) of Rohm and Haas Co.
(chemicals); Director of Tyco International, Ltd.
F. William McNabb III	(diversified manufacturing and services) and Hewlett-
Born 1957. Trustee Since July 2009. Chairman of the	Packard Co. (electronic computer manufacturing);
Board. Principal Occupation(s) During the Past Five	Senior Advisor at New Mountain Capital; Trustee
Years: Chairman of the Board of The Vanguard Group,	of The Conference Board; Member of the Board of
Inc., and of each of the investment companies served	Managers of Delphi Automotive LLP (automotive
by The Vanguard Group, since January 2010; Director	components).
of The Vanguard Group since 2008; Chief Executive
Officer and President of The Vanguard Group and of	Amy Gutmann
each of the investment companies served by The	Born 1949. Trustee Since June 2006. Principal
Vanguard Group since 2008; Director of Vanguard	Occupation(s) During the Past Five Years: President
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Christopher H.
Vanguard Group (1995–2008).	Browne Distinguished Professor of Political Science
in the School of Arts and Sciences with secondary
appointments at the Annenberg School for Commu-
Independent Trustees	nication and the Graduate School of Education
of the University of Pennsylvania; Director of
Emerson U. Fullwood	Carnegie Corporation of New York, Schuylkill River
Born 1948. Trustee Since January 2008. Principal	Development Corporation, and Greater Philadelphia
Occupation(s) During the Past Five Years: Executive	Chamber of Commerce; Trustee of the National
Chief Staff and Marketing Officer for North America	Constitution Center; Chair of the Presidential
and Corporate Vice President (retired 2008) of Xerox	Commission for the Study of Bioethical Issues.
Corporation (document management products and
services); Executive in Residence and 2010	JoAnn Heffernan Heisen
Distinguished Minett Professor at the Rochester	Born 1950. Trustee Since July 1998. Principal
Institute of Technology; Director of SPX Corporation	Occupation(s) During the Past Five Years: Corporate
(multi-industry manufacturing), the United Way of	Vice President and Chief Global Diversity Officer
Rochester, Amerigroup Corporation (managed health	(retired 2008) and Member of the Executive
care), the University of Rochester Medical Center,	Committee (1997–2008) of Johnson & Johnson
Monroe Community College Foundation, and North	(pharmaceuticals/consumer products); Director of
Carolina A&T University.	Skytop Lodge Corporation (hotels), the University
Medical Center at Princeton, the Robert Wood
Rajiv L. Gupta	Johnson Foundation, and the Center for Work Life
Born 1945. Trustee Since December 2001.[2]	Policy; Member of the Advisory Board of the
Principal Occupation(s) During the Past Five Years:	Maxwell School of Citizenship and Public Affairs
Chairman and Chief Executive Officer (retired 2009)	at Syracuse University.

F. Joseph Loughrey	Thomas J. Higgins
Born 1949. Trustee Since October 2009. Principal	Born 1957. Chief Financial Officer Since September
Occupation(s) During the Past Five Years: President	2008. Principal Occupation(s) During the Past Five
and Chief Operating Officer (retired 2009) and Vice	Years: Principal of The Vanguard Group, Inc.; Chief
Chairman of the Board (2008–2009) of Cummins Inc.	Financial Officer of each of the investment companies
(industrial machinery); Director of SKF AB (industrial	served by The Vanguard Group since 2008; Treasurer
machinery), Hillenbrand, Inc. (specialized consumer	of each of the investment companies served by The
services), the Lumina Foundation for Education, and	Vanguard Group (1998–2008).
Oxfam America; Chairman of the Advisory Council
for the College of Arts and Letters and Member	Kathryn J. Hyatt
of the Advisory Board to the Kellogg Institute for	Born 1955. Treasurer Since November 2008. Principal
International Studies at the University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Treasurer of each of
André F. Perold	the investment companies served by The Vanguard
Born 1952. Trustee Since December 2004. Principal	Group since 2008; Assistant Treasurer of each of the
Occupation(s) During the Past Five Years: George	investment companies served by The Vanguard Group
Gund Professor of Finance and Banking at the Harvard	(1988–2008).
Business School (retired July 2011); Chief Investment
Officer and co-Managing Partner of HighVista	Heidi Stam
Strategies LLC (private investment firm); Director of	Born 1956. Secretary Since July 2005. Principal
Rand Merchant Bank; Overseer of the Museum of	Occupation(s) During the Past Five Years: Managing
Fine Arts Boston.	Director of The Vanguard Group, Inc., since 2006;
General Counsel of The Vanguard Group since 2005;
Alfred M. Rankin, Jr.	Secretary of The Vanguard Group and of each of the
Born 1941. Trustee Since January 1993. Principal	investment companies served by The Vanguard Group
Occupation(s) During the Past Five Years: Chairman,	since 2005; Director and Senior Vice President of
President, and Chief Executive Officer of NACCO	Vanguard Marketing Corporation since 2005;
Industries, Inc. (forklift trucks/housewares/lignite);	Principal of The Vanguard Group (1997–2006).
Director of Goodrich Corporation (industrial products/
aircraft systems and services) and the National
Association of Manufacturers; Chairman of the	Vanguard Senior Management Team
Federal Reserve Bank of Cleveland; Vice Chairman
of University Hospitals of Cleveland; President of	R. Gregory Barton	Chris D. McIsaac
the Board of The Cleveland Museum of Art.	Mortimer J. Buckley	Michael S. Miller
	Kathleen C. Gubanich	James M. Norris
Peter F. Volanakis	Paul A. Heller	Glenn W. Reed
Born 1955. Trustee Since July 2009. Principal	Martha G. King	George U. Sauter
Occupation(s) During the Past Five Years: President
and Chief Operating Officer (retired 2010) of Corning
Incorporated (communications equipment); Director of	Chairman Emeritus and Senior Advisor
Corning Incorporated (2000–2010) and Dow Corning
(2001–2010); Overseer of the Amos Tuck School of	John J. Brennan
Business Administration at Dartmouth College.	Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Executive Officers
Founder
Glenn Booraem
Born 1967. Controller Since July 2010. Principal	John C. Bogle
Occupation(s) During the Past Five Years: Principal	Chairman and Chief Executive Officer, 1974–1996
of The Vanguard Group, Inc.; Controller of each of
the investment companies served by The Vanguard
Group since 2010; Assistant Controller of each of
the investment companies served by The Vanguard
Group (2001–2010).

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

The funds or securities referred to herein are not
Fund Information > 800-662-7447	sponsored, endorsed, or promoted by MSCI, and MSCI
Direct Investor Account Services > 800-662-2739	bears no liability with respect to any such funds or
Institutional Investor Services > 800-523-1036	securities. The prospectus or the Statement of
Text Telephone for People	Additional Information contains a more detailed
With Hearing Impairment > 800-749-7273	description of the limited relationship MSCI has with
Vanguard and any related funds.
This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2012 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q850 022012

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2011

		Market
		Value
	Shares	($000)
Common Stocks (99.5%)[1]
Consumer Discretionary (11.6%)
McDonald's Corp.	12,328,097	1,236,878
Walt Disney Co.	21,059,154	789,718
Home Depot Inc.	18,681,830	785,384
* Amazon.com Inc.	4,336,909	750,719
Comcast Corp. Class A	28,059,985	665,302
News Corp. Class A	26,713,767	476,574
* Ford Motor Co.	42,311,055	455,267
Time Warner Inc.	12,478,685	450,980
NIKE Inc. Class B	4,277,601	412,232
Starbucks Corp.	8,910,546	409,974
Target Corp.	7,661,008	392,397
Lowe's Cos. Inc.	15,054,512	382,083
* DIRECTV Class A	8,817,318	377,029
Yum! Brands Inc.	5,546,950	327,326
TJX Cos. Inc.	4,550,043	293,705
Viacom Inc. Class B	6,248,142	283,728
* priceline.com Inc.	594,406	278,010
Johnson Controls Inc.	8,118,076	253,771
Time Warner Cable Inc.	3,883,563	246,878
Coach Inc.	3,447,262	210,421
CBS Corp. Class B	7,473,224	202,823
* General Motors Co.	9,315,850	188,832
* Las Vegas Sands Corp.	4,355,378	186,105
Carnival Corp.	5,442,017	177,627
* Bed Bath & Beyond Inc.	2,973,128	172,352
Macy's Inc.	5,090,048	163,798
McGraw-Hill Cos. Inc.	3,591,562	161,513
Kohl's Corp.	3,185,278	157,193
Omnicom Group Inc.	3,332,991	148,585
VF Corp.	1,046,958	132,953
Ross Stores Inc.	2,790,580	132,636
* O'Reilly Automotive Inc.	1,627,601	130,127
* Chipotle Mexican Grill Inc. Class A	373,933	126,292
Limited Brands Inc.	3,024,861	122,053
* Dollar Tree Inc.	1,454,804	120,909
Staples Inc.	8,459,703	117,505
Genuine Parts Co.	1,870,432	114,470
Mattel Inc.	4,106,360	113,993
Starwood Hotels & Resorts Worldwide Inc.	2,331,372	111,836
* Liberty Interactive Corp. Class A	6,830,015	110,749
Comcast Corp.	4,661,903	109,834
Harley-Davidson Inc.	2,820,399	109,629
Wynn Resorts Ltd.	968,710	107,033
Nordstrom Inc.	2,043,474	101,581
Ralph Lauren Corp. Class A	735,392	101,543
* Liberty Media Corp. - Liberty Capital Class A	1,295,926	101,147
Marriott International Inc. Class A	3,397,113	99,094
* AutoZone Inc.	299,293	97,261
Tiffany & Co.	1,442,134	95,556
Best Buy Co. Inc.	3,790,130	88,575
Gap Inc.	4,593,906	85,217
* BorgWarner Inc.	1,307,181	83,320
Family Dollar Stores Inc.	1,441,358	83,109
* Dollar General Corp.	2,012,122	82,779
* CarMax Inc.	2,698,745	82,258
* Sirius XM Radio Inc.	44,756,333	81,457
* Apollo Group Inc. Class A	1,473,618	79,384
Virgin Media Inc.	3,560,439	76,122
Wyndham Worldwide Corp.	1,956,481	74,014
Darden Restaurants Inc.	1,618,722	73,781
DISH Network Corp. Class A	2,475,493	70,502

1

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2011

		Market
		Value
	Shares	($000)
* Liberty Global Inc. Class A	1,711,023	70,203
PetSmart Inc.	1,345,390	69,005
* Discovery Communications Inc. Class A	1,677,911	68,744
JC Penney Co. Inc.	1,906,769	67,023
International Game Technology	3,557,789	61,194
Advance Auto Parts Inc.	877,703	61,114
Tractor Supply Co.	857,116	60,127
H&R Block Inc.	3,641,613	59,468
Autoliv Inc.	1,066,767	57,061
Interpublic Group of Cos. Inc.	5,797,975	56,414
* Discovery Communications Inc.	1,495,141	56,367
Newell Rubbermaid Inc.	3,465,883	55,974
* Lululemon Athletica Inc.	1,195,970	55,804
* Liberty Global Inc.	1,409,641	55,709
^ Garmin Ltd.	1,381,479	54,997
Abercrombie & Fitch Co.	1,041,771	50,880
PVH Corp.	721,768	50,877
* Fossil Inc.	638,406	50,664
Gentex Corp.	1,704,148	50,426
Lear Corp.	1,248,010	49,671
* LKQ Corp.	1,648,902	49,599
* Panera Bread Co. Class A	344,682	48,755
Hasbro Inc.	1,455,866	46,428
Signet Jewelers Ltd.	1,030,652	45,307
Scripps Networks Interactive Inc. Class A	1,061,786	45,041
Foot Locker Inc.	1,843,183	43,941
Polaris Industries Inc.	781,011	43,721
* Netflix Inc.	625,280	43,326
Williams-Sonoma Inc.	1,124,909	43,309
DR Horton Inc.	3,422,988	43,164
* NVR Inc.	62,785	43,070
Whirlpool Corp.	906,483	43,013
* Tempur-Pedic International Inc.	811,872	42,648
* MGM Resorts International	4,071,919	42,470
* Urban Outfitters Inc.	1,524,033	42,002
Dick's Sporting Goods Inc.	1,132,691	41,774
Tupperware Brands Corp.	743,180	41,596
* Mohawk Industries Inc.	694,822	41,585
Royal Caribbean Cruises Ltd.	1,674,493	41,477
* Goodyear Tire & Rubber Co.	2,913,170	41,280
* TRW Automotive Holdings Corp.	1,246,566	40,638
* GameStop Corp. Class A	1,681,063	40,564
Leggett & Platt Inc.	1,703,998	39,260
Gannett Co. Inc.	2,862,706	38,274
* Ulta Salon Cosmetics & Fragrance Inc.	580,773	37,704
* Toll Brothers Inc.	1,789,693	36,546
Cablevision Systems Corp. Class A	2,494,668	35,474
* GNC Holdings Inc.	1,216,100	35,206
* Deckers Outdoor Corp.	458,955	34,683
Expedia Inc.	1,185,847	34,413
* Big Lots Inc.	895,730	33,823
* Under Armour Inc. Class A	448,259	32,180
American Eagle Outfitters Inc.	2,093,346	32,007
Harman International Industries Inc.	832,067	31,652
Lennar Corp. Class A	1,587,090	31,186
Jarden Corp.	1,038,947	31,044
* Penn National Gaming Inc.	797,462	30,359
Service Corp. International	2,847,322	30,324
* Sally Beauty Holdings Inc.	1,418,701	29,977
DeVry Inc.	777,604	29,907
* TripAdvisor Inc.	1,184,291	29,856
* Charter Communications Inc. Class A	520,835	29,656
* Visteon Corp.	579,683	28,949
Rent-A-Center Inc.	758,776	28,075

2

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
*	Carter's Inc.	689,868	27,464
	Brinker International Inc.	1,009,912	27,025
*	Warnaco Group Inc.	523,458	26,194
*	PulteGroup Inc.	4,109,712	25,932
*	Hanesbrands Inc.	1,149,223	25,122
	John Wiley & Sons Inc. Class A	551,018	24,465
	Aaron's Inc.	904,829	24,141
*	AMC Networks Inc. Class A	634,349	23,839
*	Ascena Retail Group Inc.	792,131	23,542
	Chico's FAS Inc.	2,099,436	23,388
	Guess? Inc.	773,772	23,074
	Washington Post Co. Class B	61,118	23,030
	Sotheby's	804,705	22,958
	Six Flags Entertainment Corp.	525,281	21,663
	Weight Watchers International Inc.	391,457	21,534
*	Tenneco Inc.	719,963	21,440
	Wendy's Co.	3,998,508	21,432
*	Dana Holding Corp.	1,747,948	21,238
*	Life Time Fitness Inc.	453,231	21,189
	Wolverine World Wide Inc.	591,657	21,087
*	Bally Technologies Inc.	529,617	20,952
*	Lamar Advertising Co. Class A	740,551	20,365
	Cinemark Holdings Inc.	1,087,385	20,106
*	Domino's Pizza Inc.	588,568	19,982
*	Hyatt Hotels Corp. Class A	530,695	19,975
*,^	AutoNation Inc.	529,046	19,506
*	Cheesecake Factory Inc.	655,102	19,227
*	Madison Square Garden Co. Class A	667,879	19,128
	Men's Wearhouse Inc.	585,927	18,990
	Vail Resorts Inc.	430,783	18,248
	Brunswick Corp.	1,007,075	18,188
*	Express Inc.	898,122	17,909
	Morningstar Inc.	300,296	17,853
	HSN Inc.	489,933	17,765
*	Pier 1 Imports Inc.	1,274,941	17,760
	Dillard's Inc. Class A	393,283	17,651
*,^	Tesla Motors Inc.	615,024	17,565
*	Genesco Inc.	282,788	17,459
	Pool Corp.	574,980	17,307
	Hillenbrand Inc.	748,237	16,701
*	Childrens Place Retail Stores Inc.	312,069	16,577
*,^	Coinstar Inc.	358,186	16,348
*,^	Sears Holdings Corp.	512,704	16,294
*	JOS A Bank Clothiers Inc.	329,806	16,081
*	Dunkin' Brands Group Inc.	635,250	15,869
*	Steven Madden Ltd.	452,372	15,607
*	ANN Inc.	625,249	15,494
*	Crocs Inc.	1,044,835	15,432
*	Hibbett Sports Inc.	331,175	14,962
	Group 1 Automotive Inc.	288,103	14,924
*	Live Nation Entertainment Inc.	1,787,598	14,855
*	Aeropostale Inc.	968,843	14,775
*	Buffalo Wild Wings Inc.	218,279	14,736
	Thor Industries Inc.	533,731	14,640
*,^	ITT Educational Services Inc.	252,599	14,370
	Meredith Corp.	438,968	14,332
^	Strayer Education Inc.	146,464	14,235
*	Iconix Brand Group Inc.	872,360	14,211
*	WMS Industries Inc.	687,020	14,098
	Cracker Barrel Old Country Store Inc.	275,620	13,894
	Buckle Inc.	338,677	13,842
	DSW Inc. Class A	312,153	13,800
*	DreamWorks Animation SKG Inc. Class A	824,838	13,688
	Choice Hotels International Inc.	358,139	13,627

3

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
*	Cabela's Inc.	535,738	13,618
	Monro Muffler Brake Inc.	346,889	13,456
*	BJ's Restaurants Inc.	296,248	13,426
*	Saks Inc.	1,368,480	13,343
*	99 Cents Only Stores	587,292	12,891
*	Select Comfort Corp.	589,180	12,779
*	Vitamin Shoppe Inc.	311,694	12,430
	RadioShack Corp.	1,270,905	12,340
	Bob Evans Farms Inc.	364,196	12,215
	Regal Entertainment Group Class A	1,017,536	12,149
	Finish Line Inc. Class A	628,712	12,125
*	New York Times Co. Class A	1,486,693	11,492
	Regis Corp.	690,798	11,433
	Texas Roadhouse Inc. Class A	767,190	11,431
*	Jack in the Box Inc.	542,111	11,330
*,^	Valassis Communications Inc.	586,617	11,281
*,^	Education Management Corp.	401,472	11,237
	Arbitron Inc.	325,546	11,202
	Matthews International Corp. Class A	351,201	11,038
	Jones Group Inc.	1,042,814	11,002
*	Collective Brands Inc.	752,875	10,819
	Penske Automotive Group Inc.	547,535	10,540
*	Gaylord Entertainment Co.	426,368	10,293
*	Helen of Troy Ltd.	335,061	10,286
	Scholastic Corp.	333,949	10,008
*	True Religion Apparel Inc.	286,091	9,893
	Cooper Tire & Rubber Co.	705,073	9,878
*	Orient-Express Hotels Ltd. Class A	1,284,616	9,596
*	Liz Claiborne Inc.	1,108,870	9,570
*	Papa John's International Inc.	249,471	9,400
*	Peet's Coffee & Tea Inc.	149,876	9,394
*	American Public Education Inc.	211,670	9,161
	CEC Entertainment Inc.	252,165	8,687
	Cato Corp. Class A	346,799	8,393
*	iRobot Corp.	279,619	8,347
	Ryland Group Inc.	529,211	8,340
	MDC Holdings Inc.	468,819	8,265
	PF Chang's China Bistro Inc.	267,124	8,257
*	Meritage Homes Corp.	350,647	8,131
*	American Axle & Manufacturing Holdings Inc.	809,072	8,002
	National CineMedia Inc.	641,639	7,956
	International Speedway Corp. Class A	311,788	7,904
*	Scientific Games Corp. Class A	814,559	7,901
*	DineEquity Inc.	186,936	7,891
	Sturm Ruger & Co. Inc.	233,941	7,828
*	Shutterfly Inc.	342,715	7,800
*	Steiner Leisure Ltd.	166,041	7,537
	Oxford Industries Inc.	166,150	7,497
*	Shuffle Master Inc.	636,837	7,464
*	Pinnacle Entertainment Inc.	727,761	7,394
*	Career Education Corp.	925,160	7,374
*	Ascent Capital Group Inc. Class A	143,783	7,293
*	Biglari Holdings Inc.	19,693	7,252
*	La-Z-Boy Inc.	603,723	7,184
*	Charming Shoppes Inc.	1,455,496	7,132
*	Office Depot Inc.	3,303,853	7,103
*	Asbury Automotive Group Inc.	328,316	7,078
*	Zumiez Inc.	254,957	7,078
*	Lions Gate Entertainment Corp.	847,982	7,055
	Sonic Automotive Inc. Class A	474,433	7,026
	Sinclair Broadcast Group Inc. Class A	619,803	7,022
*,^	Vera Bradley Inc.	217,476	7,014
	Ameristar Casinos Inc.	405,161	7,005
	Ethan Allen Interiors Inc.	290,592	6,890

4

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
	PEP Boys-Manny Moe & Jack	616,693	6,784
	News Corp. Class B	369,089	6,710
	Columbia Sportswear Co.	143,333	6,672
	Fred's Inc. Class A	456,268	6,652
*	Capella Education Co.	184,114	6,637
*,^	Blue Nile Inc.	162,141	6,628
	Churchill Downs Inc.	124,974	6,515
	Belo Corp. Class A	1,029,842	6,488
	Stage Stores Inc.	451,154	6,267
*	Interval Leisure Group Inc.	452,726	6,162
^	KB Home	914,132	6,143
*	Grand Canyon Education Inc.	382,184	6,100
	American Greetings Corp. Class A	474,740	5,939
*	Drew Industries Inc.	236,974	5,813
	Lithia Motors Inc. Class A	265,096	5,795
*	K12 Inc.	322,920	5,793
*	Marriott Vacations Worldwide Corp.	336,347	5,772
*	Skechers U.S.A. Inc. Class A	459,910	5,574
*	Quiksilver Inc.	1,516,178	5,473
*	Clear Channel Outdoor Holdings Inc. Class A	430,069	5,397
*	Krispy Kreme Doughnuts Inc.	813,058	5,317
*,^	Bridgepoint Education Inc.	230,518	5,302
	Stewart Enterprises Inc. Class A	916,777	5,281
	Superior Industries International Inc.	318,600	5,270
*	Dorman Products Inc.	138,044	5,098
*	Ruby Tuesday Inc.	733,353	5,060
*	Denny's Corp.	1,324,156	4,979
	Core-Mark Holding Co. Inc.	125,397	4,966
*	Knology Inc.	346,247	4,917
*	Boyd Gaming Corp.	655,795	4,892
*	Lumber Liquidators Holdings Inc.	272,784	4,817
*	America's Car-Mart Inc.	122,441	4,797
*	Maidenform Brands Inc.	260,938	4,775
*	Red Robin Gourmet Burgers Inc.	169,176	4,686
*	G-III Apparel Group Ltd.	187,296	4,666
	Standard Motor Products Inc.	232,293	4,657
*	Modine Manufacturing Co.	486,180	4,599
	Harte-Hanks Inc.	495,203	4,501
*	Wet Seal Inc. Class A	1,379,266	4,496
*	Sonic Corp.	660,692	4,446
*	OfficeMax Inc.	966,484	4,388
	Brown Shoe Co. Inc.	489,314	4,355
*	Standard Pacific Corp.	1,351,921	4,299
	Lennar Corp. Class B	269,794	4,203
	Nutrisystem Inc.	322,998	4,176
	Jakks Pacific Inc.	294,711	4,158
*,^	Barnes & Noble Inc.	283,290	4,102
*	Rue21 Inc.	187,721	4,055
	Blyth Inc.	70,645	4,013
*	EW Scripps Co. Class A	499,124	3,998
*	Federal-Mogul Corp.	266,823	3,936
	Callaway Golf Co.	691,821	3,826
*	AFC Enterprises Inc.	258,682	3,803
*	Amerigon Inc.	266,085	3,794
*	Universal Technical Institute Inc.	290,774	3,716
	Bebe Stores Inc.	442,599	3,687
	Movado Group Inc.	201,905	3,669
*,^	Cumulus Media Inc. Class A	1,078,287	3,601
*	Arctic Cat Inc.	158,708	3,579
	HOT Topic Inc.	530,587	3,507
*	Bravo Brio Restaurant Group Inc.	198,912	3,411
*	Body Central Corp.	132,360	3,304
*	Digital Generation Inc.	273,120	3,256
	PetMed Express Inc.	306,044	3,177

5

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
*	Leapfrog Enterprises Inc.	563,844	3,152
*	Systemax Inc.	188,321	3,090
*	Caribou Coffee Co. Inc.	217,014	3,027
*	Libbey Inc.	236,670	3,015
*,^	hhgregg Inc.	207,290	2,995
	World Wrestling Entertainment Inc. Class A	316,818	2,953
*	Fuel Systems Solutions Inc.	177,663	2,930
*,^	Conn's Inc.	263,674	2,927
*	Shoe Carnival Inc.	109,280	2,808
	Marcus Corp.	213,172	2,688
*	Smith & Wesson Holding Corp.	616,236	2,687
*	Journal Communications Inc. Class A	598,089	2,632
*	Universal Electronics Inc.	152,093	2,566
*	Multimedia Games Holding Co. Inc.	322,110	2,558
*	Cavco Industries Inc.	63,465	2,542
	Big 5 Sporting Goods Corp.	235,874	2,463
*	Rentrak Corp.	170,345	2,433
	Destination Maternity Corp.	143,632	2,402
*	Famous Dave's Of America Inc.	224,118	2,326
*	Kirkland's Inc.	171,894	2,286
*	Steinway Musical Instruments Inc.	89,698	2,246
*	Exide Technologies	846,029	2,225
*	Carrols Restaurant Group Inc.	187,152	2,165
	Speedway Motorsports Inc.	140,548	2,155
*	Winnebago Industries Inc.	291,843	2,154
*	M/I Homes Inc.	223,270	2,143
*,^	Corinthian Colleges Inc.	985,420	2,138
*	Perry Ellis International Inc.	149,593	2,127
*,^	Talbots Inc.	793,883	2,112
	Hooker Furniture Corp.	178,152	2,043
*	Stoneridge Inc.	236,795	1,996
*	Cost Plus Inc.	204,235	1,991
	CSS Industries Inc.	98,842	1,969
*,^	Eastman Kodak Co.	2,974,632	1,932
	Mac-Gray Corp.	139,675	1,926
*	Stein Mart Inc.	282,145	1,921
*	Beazer Homes USA Inc.	770,520	1,911
*	Town Sports International Holdings Inc.	246,216	1,810
	Carriage Services Inc. Class A	318,247	1,782
*	Tuesday Morning Corp.	510,965	1,763
*,^	Zagg Inc.	243,945	1,725
	Weyco Group Inc.	70,176	1,723
*	Saga Communications Inc. Class A	45,952	1,718
*	Geeknet Inc.	100,443	1,713
	Cherokee Inc.	145,928	1,703
	Haverty Furniture Cos. Inc.	154,973	1,702
*	Unifi Inc.	221,250	1,681
	Lincoln Educational Services Corp.	201,541	1,592
*	Entercom Communications Corp. Class A	257,660	1,585
*	VOXX International Corp. Class A	186,296	1,574
*	Monarch Casino & Resort Inc.	153,094	1,560
	Spartan Motors Inc.	320,531	1,542
*	Zale Corp.	404,536	1,541
*	MarineMax Inc.	229,040	1,493
*	Benihana Inc. Class A	144,811	1,481
*	O'Charleys Inc.	266,280	1,462
*	LIN TV Corp. Class A	341,230	1,443
*	West Marine Inc.	123,771	1,439
*,^	Hovnanian Enterprises Inc. Class A	983,252	1,426
	AH Belo Corp. Class A	282,231	1,341
*	Citi Trends Inc.	150,165	1,318
	Superior Uniform Group Inc.	104,906	1,304
	Strattec Security Corp.	65,085	1,298
	Lifetime Brands Inc.	106,782	1,296

6

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
*	Casual Male Retail Group Inc.	376,414	1,287
*	Midas Inc.	147,945	1,271
	Martha Stewart Living Omnimedia Class A	283,696	1,248
*	Sealy Corp.	714,597	1,229
*	Fisher Communications Inc.	42,151	1,215
*	Carmike Cinemas Inc.	175,881	1,210
*,^	Dex One Corp.	728,768	1,210
*,^	McClatchy Co. Class A	503,864	1,204
*	Learning Tree International Inc.	166,484	1,169
*	Kenneth Cole Productions Inc. Class A	106,669	1,130
*	Cache Inc.	180,624	1,118
	Bassett Furniture Industries Inc.	148,869	1,115
*	Overstock.com Inc.	141,461	1,109
*	Coldwater Creek Inc.	920,293	1,086
*	Daily Journal Corp.	16,625	1,083
*	Morton's Restaurant Group Inc.	156,733	1,078
*	Orbitz Worldwide Inc.	286,229	1,076
*	Morgans Hotel Group Co.	180,120	1,063
*	Build-A-Bear Workshop Inc.	125,248	1,060
*	Vitacost.com Inc.	169,571	1,055
*	Motorcar Parts of America Inc.	135,181	1,014
*	Jamba Inc.	755,929	990
*	Red Lion Hotels Corp.	141,270	979
*	Delta Apparel Inc.	50,567	965
	Christopher & Banks Corp.	408,527	956
*	Pacific Sunwear of California Inc.	553,850	947
*	Kid Brands Inc.	298,606	944
*	Ruth's Hospitality Group Inc.	188,957	939
*	Isle of Capri Casinos Inc.	200,843	938
*	Shiloh Industries Inc.	110,112	923
*	Rick's Cabaret International Inc.	107,071	906
*	Premier Exhibitions Inc.	353,579	866
*	Gaiam Inc. Class A	266,128	862
*	Gordmans Stores Inc.	68,545	862
	Outdoor Channel Holdings Inc.	114,047	851
*	Nexstar Broadcasting Group Inc. Class A	104,519	819
*	Great Wolf Resorts Inc.	278,877	809
*	K-Swiss Inc. Class A	275,702	805
*	Archipelago Learning Inc.	79,549	769
*	Black Diamond Inc.	102,252	764
*	Johnson Outdoors Inc. Class A	49,602	761
	Dover Downs Gaming & Entertainment Inc.	355,462	761
	Ambassadors Group Inc.	168,110	758
*	Furniture Brands International Inc.	613,008	754
*	TravelCenters of America LLC	171,434	729
*	New York & Co. Inc.	270,182	719
*	Marine Products Corp.	140,705	698
*	Stanley Furniture Co. Inc.	227,672	683
*	Radio One Inc.	678,120	678
	Collectors Universe	45,011	656
*	Navarre Corp.	416,222	641
*	Heelys Inc.	336,534	623
	Winmark Corp.	10,599	608
*	Luby's Inc.	134,729	608
*	Valuevision Media Inc. Class A	302,121	568
*	Gray Television Inc.	344,712	558
	Entravision Communications Corp. Class A	355,323	554
*	UQM Technologies Inc.	401,083	553
*	School Specialty Inc.	219,289	548
*	Century Casinos Inc.	202,361	524
	Einstein Noah Restaurant Group Inc.	32,846	520
*	1-800-Flowers.com Inc. Class A	216,723	477
	Bon-Ton Stores Inc.	136,648	460
*	Nautilus Inc.	258,091	452

7

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
*	Joe's Jeans Inc.	832,167	425
	Escalade Inc.	93,954	417
*	Trans World Entertainment Corp.	160,912	405
*,^	American Apparel Inc.	542,490	391
*	MTR Gaming Group Inc.	207,998	389
*,^	Lee Enterprises Inc.	542,668	385
*	Bluegreen Corp.	132,458	372
^	CPI Corp.	202,006	366
*	Culp Inc.	42,881	365
*	Reading International Inc. Class A	82,580	350
*,^	SuperMedia Inc.	130,556	345
*,^	Media General Inc. Class A	83,158	338
*	Canterbury Park Holding Corp.	24,382	325
	National American University Holdings Inc.	42,648	323
*	dELiA*s Inc.	299,242	305
*	Tower International Inc.	27,433	295
*	Dixie Group Inc.	99,243	293
*	US Auto Parts Network Inc.	66,542	291
^	Books-A-Million Inc.	112,514	269
*	Emerson Radio Corp.	169,085	269
	Gaming Partners International Corp.	41,577	258
	Frisch's Restaurants Inc.	13,003	254
*	Dover Motorsports Inc.	236,518	246
*	ReachLocal Inc.	37,658	233
*	Harris Interactive Inc.	402,259	225
*	Hollywood Media Corp.	174,057	221
	Skyline Corp.	50,767	221
*	Duckwall-ALCO Stores Inc.	25,850	216
*	Salem Communications Corp. Class A	81,595	210
*,^	Hastings Entertainment Inc.	121,119	194
*	Rocky Brands Inc.	20,287	183
*	Lakes Entertainment Inc.	96,941	182
*	Orchard Supply Hardware Stores Corp. Class A	23,114	170
*,^	Empire Resorts Inc.	108,578	167
	Flexsteel Industries Inc.	9,455	131
*,^	Quantum Fuel Systems Technologies Worldwide Inc.	176,706	129
*	LodgeNet Interactive Corp.	52,679	126
*	Hallwood Group Inc.	12,464	113
*	Sport Chalet Inc. Class A	65,485	107
*	Cambium Learning Group Inc.	20,799	63
*,^	Universal Travel Group	42,843	42
*	Hovnanian Enterprises Inc. Class B	19,300	28
*	Forward Industries Inc.	14,310	24
*	SPAR Group Inc.	16,145	16
*	Dial Global Inc.	2,892	9
*	Cosi Inc.	8,721	6
*	Orchard Supply Hardware Stores Corp. Pfd.	23,114	4
*	Sport Chalet Inc. Class B	1,820	4
	Bowl America Inc. Class A	200	3
	Educational Development Corp.	281	1
	Koss Corp.	100	1
			19,405,167
Consumer Staples (10.0%)
	Procter & Gamble Co.	32,835,015	2,190,424
	Coca-Cola Co.	24,691,491	1,727,664
	Philip Morris International Inc.	20,987,803	1,647,123
	Wal-Mart Stores Inc.	22,650,501	1,353,594
	PepsiCo Inc.	18,910,011	1,254,679
	Kraft Foods Inc.	20,035,309	748,519
	Altria Group Inc.	24,735,882	733,419
	CVS Caremark Corp.	16,061,034	654,969
	Colgate-Palmolive Co.	5,810,134	536,798

8

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
	Costco Wholesale Corp.	5,228,721	435,657
	Walgreen Co.	10,813,188	357,484
	Kimberly-Clark Corp.	4,679,146	344,198
	General Mills Inc.	7,722,084	312,049
	Archer-Daniels-Midland Co.	8,070,404	230,814
	Sysco Corp.	7,071,340	207,402
	HJ Heinz Co.	3,830,629	207,007
	Lorillard Inc.	1,651,338	188,253
	Reynolds American Inc.	4,171,683	172,791
	Mead Johnson Nutrition Co.	2,432,503	167,186
	Kroger Co.	6,856,249	166,058
	Estee Lauder Cos. Inc. Class A	1,422,038	159,723
	Kellogg Co.	3,022,384	152,842
	ConAgra Foods Inc.	4,944,942	130,546
	Sara Lee Corp.	6,672,489	126,244
	Whole Foods Market Inc.	1,796,428	124,995
	Hershey Co.	1,989,503	122,912
	JM Smucker Co.	1,370,309	107,117
	Clorox Co.	1,575,680	104,877
	Dr Pepper Snapple Group Inc.	2,609,004	103,004
	Bunge Ltd.	1,758,424	100,582
	Coca-Cola Enterprises Inc.	3,840,208	99,001
	Avon Products Inc.	5,136,132	89,728
	Safeway Inc.	4,174,475	87,831
	Molson Coors Brewing Co. Class B	1,950,956	84,945
	Beam Inc.	1,657,191	84,898
*	Hansen Natural Corp.	898,096	82,751
	Brown-Forman Corp. Class B	998,610	80,398
	Church & Dwight Co. Inc.	1,712,237	78,352
	Campbell Soup Co.	2,296,795	76,345
	Tyson Foods Inc. Class A	3,672,696	75,804
	Herbalife Ltd.	1,411,245	72,919
	McCormick & Co. Inc.	1,423,532	71,775
*,^	Green Mountain Coffee Roasters Inc.	1,552,026	69,608
*	Energizer Holdings Inc.	827,243	64,095
*	Ralcorp Holdings Inc.	656,619	56,141
	Hormel Foods Corp.	1,743,615	51,071
	Corn Products International Inc.	908,623	47,785
*	Constellation Brands Inc. Class A	2,275,020	47,025
*	Smithfield Foods Inc.	1,780,868	43,240
	Nu Skin Enterprises Inc. Class A	666,623	32,378
*	TreeHouse Foods Inc.	423,469	27,686
	Flowers Foods Inc.	1,368,557	25,975
*	Dean Foods Co.	2,184,401	24,465
	Casey's General Stores Inc.	451,527	23,258
	Ruddick Corp.	526,150	22,435
*	United Natural Foods Inc.	548,212	21,934
^	SUPERVALU Inc.	2,525,889	20,510
*	Darling International Inc.	1,398,977	18,592
	Lancaster Colony Corp.	229,144	15,889
*	Hain Celestial Group Inc.	417,492	15,305
	Pricesmart Inc.	214,189	14,905
*	Fresh Market Inc.	344,215	13,734
	B&G Foods Inc. Class A	550,327	13,246
	Universal Corp.	277,184	12,739
	Fresh Del Monte Produce Inc.	494,510	12,368
	Sanderson Farms Inc.	233,749	11,718
*,^	Boston Beer Co. Inc. Class A	103,779	11,266
	Snyders-Lance Inc.	463,138	10,421
*	Elizabeth Arden Inc.	279,100	10,338
^	Vector Group Ltd.	558,628	9,921
*	Rite Aid Corp.	7,762,098	9,780
	Andersons Inc.	219,344	9,577
	J&J Snack Foods Corp.	174,464	9,295

9

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
^	Diamond Foods Inc.	261,324	8,433
	WD-40 Co.	192,388	7,774
*	Spectrum Brands Holdings Inc.	278,033	7,618
*,^	Heckmann Corp.	1,134,403	7,544
	Cal-Maine Foods Inc.	176,976	6,472
*	Prestige Brands Holdings Inc.	562,759	6,342
*	Winn-Dixie Stores Inc.	665,405	6,242
	Weis Markets Inc.	139,895	5,587
	Tootsie Roll Industries Inc.	235,618	5,577
	Spartan Stores Inc.	272,471	5,041
	Nash Finch Co.	169,822	4,972
	Coca-Cola Bottling Co. Consolidated	81,568	4,776
*	Chiquita Brands International Inc.	556,054	4,638
*,^	Dole Food Co. Inc.	471,841	4,081
*	Smart Balance Inc.	680,213	3,646
*	Central Garden and Pet Co. Class A	405,673	3,375
*	Pilgrim's Pride Corp.	576,265	3,319
*,^	Central European Distribution Corp.	743,943	3,255
	Calavo Growers Inc.	125,783	3,230
*	Susser Holdings Corp.	133,546	3,021
*	USANA Health Sciences Inc.	95,724	2,907
*	Revlon Inc. Class A	190,018	2,826
*	Pantry Inc.	235,255	2,816
	Inter Parfums Inc.	172,474	2,684
*,^	Star Scientific Inc.	1,125,432	2,453
	Village Super Market Inc. Class A	86,219	2,453
*	Nature's Sunshine Products Inc.	146,981	2,281
*	Alliance One International Inc.	812,952	2,211
*,^	Medifast Inc.	151,595	2,080
	National Beverage Corp.	122,060	1,962
	Oil-Dri Corp. of America	95,706	1,937
*	Physicians Formula Holdings Inc.	585,779	1,875
*	Central Garden and Pet Co.	224,066	1,828
*	Schiff Nutrition International Inc.	164,352	1,759
*	Nutraceutical International Corp.	147,820	1,673
	Ingles Markets Inc. Class A	110,101	1,658
*	Seneca Foods Corp. Class A	56,189	1,451
*	Omega Protein Corp.	196,034	1,398
*	John B Sanfilippo & Son Inc.	179,046	1,350
	Limoneira Co.	72,818	1,231
*	Inventure Foods Inc.	272,619	1,020
*	Lifeway Foods Inc.	95,840	924
	Alico Inc.	43,345	840
	Female Health Co.	172,767	779
	Imperial Sugar Co.	213,917	764
*	Parlux Fragrances Inc.	134,779	687
	Griffin Land & Nurseries Inc.	23,514	622
	Orchids Paper Products Co.	25,048	456
	MGP Ingredients Inc.	68,524	345
*	Primo Water Corp.	112,337	342
	Farmer Bros Co.	39,152	299
*	Overhill Farms Inc.	53,929	200
	Reliv International Inc.	146,638	191
*	Craft Brewers Alliance Inc.	17,683	106
*	Mannatech Inc.	218,373	90
*	Jones Soda Co.	179,030	66
*	Crystal Rock Holdings Inc.	32,920	24
*	Bridgford Foods Corp.	100	1
			16,783,909
Energy (11.4%)
	Exxon Mobil Corp.	58,095,543	4,924,178
	Chevron Corp.	23,932,734	2,546,443
	ConocoPhillips	15,585,653	1,135,727
	Schlumberger Ltd.	16,123,170	1,101,374

10

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2011

		Market
		Value
	Shares	($000)
Occidental Petroleum Corp.	9,711,625	909,979
Anadarko Petroleum Corp.	5,945,628	453,830
Apache Corp.	4,585,561	415,360
Halliburton Co.	10,983,629	379,045
National Oilwell Varco Inc.	5,059,808	344,016
EOG Resources Inc.	3,208,175	316,037
Devon Energy Corp.	4,725,672	292,992
Baker Hughes Inc.	5,209,454	253,388
Marathon Oil Corp.	8,527,078	249,588
El Paso Corp.	9,190,364	244,188
Spectra Energy Corp.	7,765,967	238,803
Williams Cos. Inc.	7,024,796	231,959
Hess Corp.	3,649,054	207,266
Noble Energy Inc.	2,105,733	198,760
Chesapeake Energy Corp.	7,883,160	175,716
* FMC Technologies Inc.	2,864,869	149,632
* Cameron International Corp.	2,922,749	143,770
Valero Energy Corp.	6,823,886	143,643
Marathon Petroleum Corp.	4,252,373	141,561
* Southwestern Energy Co.	4,151,620	132,603
* Weatherford International Ltd.	9,046,393	132,439
Murphy Oil Corp.	2,192,814	122,227
Range Resources Corp.	1,920,956	118,984
Pioneer Natural Resources Co.	1,253,696	112,181
* Concho Resources Inc.	1,174,640	110,122
Peabody Energy Corp.	3,229,812	106,939
Consol Energy Inc.	2,704,551	99,257
Cabot Oil & Gas Corp.	1,246,447	94,605
Noble Corp.	3,113,896	94,102
EQT Corp.	1,693,433	92,783
* Kinder Morgan Management LLC	1,039,049	81,586
Helmerich & Payne Inc.	1,275,610	74,445
* Denbury Resources Inc.	4,798,254	72,454
* Whiting Petroleum Corp.	1,402,709	65,492
Core Laboratories NV	555,283	63,274
Cimarex Energy Co.	1,019,559	63,111
QEP Resources Inc.	2,107,326	61,745
* Plains Exploration & Production Co.	1,673,273	61,443
* Newfield Exploration Co.	1,603,633	60,505
Southern Union Co.	1,412,366	59,475
Oceaneering International Inc.	1,288,229	59,426
* Nabors Industries Ltd.	3,410,953	59,146
Sunoco Inc.	1,437,366	58,961
HollyFrontier Corp.	2,479,407	58,018
SM Energy Co.	759,134	55,493
* Alpha Natural Resources Inc.	2,688,794	54,932
* Ultra Petroleum Corp.	1,814,503	53,764
* Dresser-Rand Group Inc.	947,466	47,288
* Oil States International Inc.	609,291	46,532
* Rowan Cos. Inc.	1,513,121	45,893
Diamond Offshore Drilling Inc.	825,011	45,590
Energen Corp.	858,093	42,905
^ Kinder Morgan Inc.	1,319,990	42,464
* Tesoro Corp.	1,710,388	39,955
Patterson-UTI Energy Inc.	1,859,749	37,158
Arch Coal Inc.	2,531,544	36,733
* Continental Resources Inc.	538,647	35,933
* SandRidge Energy Inc.	4,402,912	35,928
World Fuel Services Corp.	844,521	35,453
* McDermott International Inc.	2,790,463	32,118
Tidewater Inc.	618,561	30,495
CARBO Ceramics Inc.	235,048	28,988
* Kodiak Oil & Gas Corp.	2,957,980	28,101
* Atwood Oceanics Inc.	694,003	27,614

11

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
*	Rosetta Resources Inc.	631,016	27,449
*	Superior Energy Services Inc.	947,168	26,937
*	Energy XXI Bermuda Ltd.	819,767	26,134
*	Complete Production Services Inc.	751,640	25,225
*	Dril-Quip Inc.	383,026	25,211
	Lufkin Industries Inc.	363,178	24,446
*	Key Energy Services Inc.	1,536,395	23,768
	Berry Petroleum Co. Class A	553,125	23,242
*	Unit Corp.	489,408	22,709
*	SEACOR Holdings Inc.	245,415	21,832
*	Cobalt International Energy Inc.	1,384,779	21,492
	Bristow Group Inc.	433,627	20,550
*	CVR Energy Inc.	1,046,889	19,608
*	Bill Barrett Corp.	563,474	19,198
*	Helix Energy Solutions Group Inc.	1,201,216	18,979
*	Forest Oil Corp.	1,341,113	18,172
*	Oasis Petroleum Inc.	596,569	17,354
*	McMoRan Exploration Co.	1,142,954	16,630
*	Gulfport Energy Corp.	554,843	16,340
*	Northern Oil and Gas Inc.	676,634	16,226
	EXCO Resources Inc.	1,536,235	16,054
*	Swift Energy Co.	506,930	15,066
*	Gran Tierra Energy Inc.	3,059,904	14,688
*	Stone Energy Corp.	537,026	14,167
*	Cloud Peak Energy Inc.	726,858	14,043
*	Enbridge Energy Management LLC	367,467	12,773
*	Cheniere Energy Inc.	1,437,080	12,488
*	Carrizo Oil & Gas Inc.	456,171	12,020
*	Gulfmark Offshore Inc.	283,349	11,903
*	Hornbeck Offshore Services Inc.	378,242	11,733
	Targa Resources Corp.	275,265	11,201
*	SemGroup Corp. Class A	426,833	11,123
*	Newpark Resources Inc.	1,079,806	10,258
*	Petroleum Development Corp.	275,533	9,674
	RPC Inc.	525,644	9,593
	W&T Offshore Inc.	434,725	9,221
*	Patriot Coal Corp.	1,076,806	9,121
*	Parker Drilling Co.	1,270,769	9,111
*	Approach Resources Inc.	303,046	8,913
*	ION Geophysical Corp.	1,447,455	8,873
*	Western Refining Inc.	643,960	8,558
*	Contango Oil & Gas Co.	143,942	8,375
*	Tetra Technologies Inc.	882,560	8,243
*	Comstock Resources Inc.	536,858	8,214
*,^	Magnum Hunter Resources Corp.	1,397,966	7,535
*	Quicksilver Resources Inc.	1,109,166	7,442
*,^	Clean Energy Fuels Corp.	576,770	7,187
*	Basic Energy Services Inc.	350,471	6,904
*	Hercules Offshore Inc.	1,534,787	6,814
*	Clayton Williams Energy Inc.	88,469	6,713
*	Pioneer Drilling Co.	692,403	6,702
*	Lone Pine Resources Inc.	955,752	6,700
*	Exterran Holdings Inc.	711,335	6,473
	Crosstex Energy Inc.	499,008	6,307
*	GeoResources Inc.	209,983	6,155
*	Rex Energy Corp.	402,860	5,946
*	Resolute Energy Corp.	503,486	5,438
*	Tesco Corp.	421,918	5,333
	Gulf Island Fabrication Inc.	174,920	5,109
*	Petroquest Energy Inc.	748,896	4,943
*,^	Hyperdynamics Corp.	1,798,977	4,407
*	Energy Partners Ltd.	300,440	4,386
*	OYO Geospace Corp.	56,475	4,367
*,^	Goodrich Petroleum Corp.	304,009	4,174

12

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
*,^	ATP Oil & Gas Corp.	546,113	4,019
*	Vaalco Energy Inc.	631,086	3,812
^	Overseas Shipholding Group Inc.	336,639	3,679
*	Rentech Inc.	2,781,205	3,643
*,^	James River Coal Co.	499,937	3,460
*	Dawson Geophysical Co.	84,893	3,356
*	PHI Inc.	130,743	3,249
*	Endeavour International Corp.	353,777	3,074
*,^	Harvest Natural Resources Inc.	414,704	3,061
*	Warren Resources Inc.	914,040	2,980
*,^	Abraxas Petroleum Corp.	900,485	2,972
	Penn Virginia Corp.	561,659	2,971
	Panhandle Oil and Gas Inc. Class A	88,803	2,914
*	Callon Petroleum Co.	586,084	2,913
*	Matrix Service Co.	299,959	2,832
*,^	BPZ Resources Inc.	956,633	2,717
*,^	Houston American Energy Corp.	221,330	2,698
*	Cal Dive International Inc.	1,194,184	2,687
*	Triangle Petroleum Corp.	441,909	2,638
*	REX American Resources Corp.	119,191	2,635
*	FX Energy Inc.	537,134	2,578
*	Mitcham Industries Inc.	116,379	2,542
*	Venoco Inc.	372,985	2,525
*,^	Amyris Inc.	201,273	2,323
*	TransAtlantic Petroleum Ltd.	1,765,428	2,313
*,^	Uranium Energy Corp.	714,278	2,186
*	Green Plains Renewable Energy Inc.	216,110	2,109
*	Solazyme Inc.	176,037	2,095
*	Willbros Group Inc.	560,916	2,059
*	USEC Inc.	1,756,889	2,003
	Bolt Technology Corp.	164,548	1,882
*	Westmoreland Coal Co.	144,386	1,841
*	RAM Energy Resources Inc.	583,059	1,825
*	Vantage Drilling Co.	1,521,236	1,765
*	Gastar Exploration Ltd.	539,099	1,714
*	Natural Gas Services Group Inc.	107,903	1,560
*	Double Eagle Petroleum Co.	220,979	1,520
*	Toreador Resources Corp.	276,816	1,426
	Delek US Holdings Inc.	113,045	1,290
	Alon USA Energy Inc.	144,273	1,257
*	Syntroleum Corp.	1,258,283	1,208
*	Union Drilling Inc.	183,171	1,143
*	CREDO Petroleum Corp.	107,871	1,111
*	Evolution Petroleum Corp.	137,379	1,106
*,^	CAMAC Energy Inc.	1,026,240	1,036
*	TGC Industries Inc.	139,442	996
*,^	Uranerz Energy Corp.	543,280	989
*	Global Geophysical Services Inc.	146,821	987
*,^	Uranium Resources Inc.	1,226,138	890
*	RigNet Inc.	52,490	879
*,^	Isramco Inc.	6,411	574
*	Crimson Exploration Inc.	199,109	569
*,^	GMX Resources Inc.	381,977	477
*	ENGlobal Corp.	223,251	471
*,^	Miller Energy Resources Inc.	152,113	424
*	Verenium Corp.	176,670	385
*	Gasco Energy Inc.	974,787	219
	Adams Resources & Energy Inc.	7,159	207
*	Barnwell Industries Inc.	69,987	189
*	Oilsands Quest Inc.	3,915,595	175
*	HKN Inc.	78,778	168
*	GeoGlobal Resources Inc.	609,855	140
*	GeoMet Inc.	107,708	100
*	Geokinetics Inc.	42,606	92

13

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
*	Gevo Inc.	9,589	60
*	PostRock Energy Corp.	16,535	46
*,^	Tri-Valley Corp.	196,976	28
*	Delta Petroleum Corp.	182,988	18
*,^	Cubic Energy Inc.	26,705	17
*	PrimeEnergy Corp.	496	11
*	GreenHunter Energy Inc.	6,159	5
			19,047,708
Financials (14.4%)
	Wells Fargo & Co.	59,932,087	1,651,728
	JPMorgan Chase & Co.	46,588,007	1,549,051
	Citigroup Inc.	34,850,528	916,917
*	Berkshire Hathaway Inc. Class B	9,597,484	732,288
	Bank of America Corp.	121,040,461	672,985
	US Bancorp	22,939,964	620,526
	American Express Co.	12,831,034	605,240
	Goldman Sachs Group Inc.	5,738,673	518,948
	Simon Property Group Inc.	3,506,283	452,100
	MetLife Inc.	12,629,516	393,788
	PNC Financial Services Group Inc.	6,285,406	362,479
	Travelers Cos. Inc.	5,000,995	295,909
	Bank of New York Mellon Corp.	14,722,317	293,121
	Prudential Financial Inc.	5,780,258	289,707
	ACE Ltd.	4,036,221	283,020
	Morgan Stanley	17,267,913	261,263
	State Street Corp.	6,013,833	242,418
	Aflac Inc.	5,579,420	241,366
	Chubb Corp.	3,414,755	236,369
	Public Storage	1,730,494	232,682
	Capital One Financial Corp.	5,481,112	231,796
	BB&T Corp.	8,315,969	209,313
	Marsh & McLennan Cos. Inc.	6,467,549	204,504
	Equity Residential	3,537,581	201,748
	HCP Inc.	4,856,632	201,210
	BlackRock Inc.	1,127,129	200,899
	CME Group Inc.	757,682	184,624
	Annaly Capital Management Inc.	11,558,992	184,481
	Ventas Inc.	3,262,128	179,841
	Franklin Resources Inc.	1,841,675	176,911
	Boston Properties Inc.	1,752,115	174,511
	T Rowe Price Group Inc.	3,062,017	174,382
	Allstate Corp.	6,167,726	169,057
	Aon Corp.	3,510,288	164,281
	ProLogis Inc.	5,474,684	156,521
	Discover Financial Services	6,508,563	156,205
	Vornado Realty Trust	1,979,886	152,174
	AvalonBay Communities Inc.	1,121,617	146,483
	Loews Corp.	3,855,526	145,161
	Charles Schwab Corp.	12,855,471	144,753
	Progressive Corp.	7,237,512	141,204
	Ameriprise Financial Inc.	2,816,075	139,790
	Fifth Third Bancorp	10,970,345	139,543
	American International Group Inc.	5,659,609	131,303
	Host Hotels & Resorts Inc.	8,422,379	124,399
	Health Care REIT Inc.	2,263,171	123,411
	Weyerhaeuser Co.	6,424,901	119,953
	SunTrust Banks Inc.	6,402,988	113,333
	Invesco Ltd.	5,433,044	109,150
*	IntercontinentalExchange Inc.	876,220	105,628
	M&T Bank Corp.	1,347,959	102,903
	Northern Trust Corp.	2,586,571	102,583
*	Berkshire Hathaway Inc. Class A	826	94,788

14

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2011

		Market
		Value
	Shares	($000)
Principal Financial Group Inc.	3,787,504	93,173
KeyCorp	11,362,617	87,378
SLM Corp.	6,183,371	82,857
Moody's Corp.	2,452,934	82,615
Hartford Financial Services Group Inc.	5,046,857	82,011
NYSE Euronext	3,122,153	81,488
Macerich Co.	1,573,049	79,596
* CIT Group Inc.	2,272,614	79,246
^ Digital Realty Trust Inc.	1,184,872	78,995
Kimco Realty Corp.	4,853,128	78,815
General Growth Properties Inc.	5,185,155	77,881
Unum Group	3,609,758	76,058
Willis Group Holdings plc	1,958,213	75,979
American Capital Agency Corp.	2,627,914	73,792
XL Group plc Class A	3,626,974	71,705
Lincoln National Corp.	3,674,543	71,360
Plum Creek Timber Co. Inc.	1,930,112	70,565
Federal Realty Investment Trust	748,859	67,959
SL Green Realty Corp.	1,018,046	67,843
UDR Inc.	2,611,730	65,554
New York Community Bancorp Inc.	5,213,398	64,490
Regions Financial Corp.	14,994,149	64,475
Rayonier Inc.	1,444,265	64,458
Comerica Inc.	2,389,334	61,645
* Arch Capital Group Ltd.	1,599,796	59,560
* Affiliated Managers Group Inc.	617,935	59,291
People's United Financial Inc.	4,468,637	57,422
Essex Property Trust Inc.	402,938	56,617
Huntington Bancshares Inc.	10,248,350	56,263
Cincinnati Financial Corp.	1,846,550	56,246
Leucadia National Corp.	2,467,161	56,103
Realty Income Corp.	1,581,276	55,281
Everest Re Group Ltd.	647,584	54,455
Torchmark Corp.	1,251,279	54,293
* CBRE Group Inc. Class A	3,469,124	52,800
Camden Property Trust	847,273	52,734
Alexandria Real Estate Equities Inc.	734,627	50,667
WR Berkley Corp.	1,432,419	49,261
PartnerRe Ltd.	762,523	48,962
Assurant Inc.	1,146,417	47,072
* MSCI Inc. Class A	1,429,244	47,065
Axis Capital Holdings Ltd.	1,463,122	46,761
Reinsurance Group of America Inc. Class A	885,408	46,263
RenaissanceRe Holdings Ltd.	614,082	45,669
* Markel Corp.	109,964	45,599
Arthur J Gallagher & Co.	1,344,813	44,971
BRE Properties Inc.	889,438	44,899
Senior Housing Properties Trust	1,921,183	43,111
Taubman Centers Inc.	687,002	42,663
TD Ameritrade Holding Corp.	2,721,497	42,591
Liberty Property Trust	1,371,888	42,364
Transatlantic Holdings Inc.	743,885	40,713
Legg Mason Inc.	1,677,707	40,349
Regency Centers Corp.	1,069,695	40,242
Fidelity National Financial Inc. Class A	2,524,314	40,212
Raymond James Financial Inc.	1,279,863	39,625
* Genworth Financial Inc. Class A	5,845,453	38,288
Ares Capital Corp.	2,439,184	37,685
HCC Insurance Holdings Inc.	1,354,169	37,240
White Mountains Insurance Group Ltd.	81,830	37,107
Duke Realty Corp.	3,013,278	36,310
* NASDAQ OMX Group Inc.	1,473,706	36,121
Zions Bancorporation	2,188,470	35,628
First Niagara Financial Group Inc.	4,125,065	35,599

15

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2011

		Market
		Value
	Shares	($000)
Commerce Bancshares Inc.	926,859	35,332
Hudson City Bancorp Inc.	5,639,201	35,245
Piedmont Office Realty Trust Inc. Class A	2,060,210	35,106
East West Bancorp Inc.	1,773,028	35,017
Cullen/Frost Bankers Inc.	658,103	34,820
American Campus Communities Inc.	826,538	34,682
American Financial Group Inc.	928,243	34,243
Hospitality Properties Trust	1,469,898	33,778
Eaton Vance Corp.	1,412,651	33,395
BioMed Realty Trust Inc.	1,826,588	33,025
Apartment Investment & Management Co.	1,435,036	32,877
* Signature Bank	547,405	32,839
Brown & Brown Inc.	1,449,283	32,797
Home Properties Inc.	569,154	32,766
National Retail Properties Inc.	1,221,933	32,235
DDR Corp.	2,641,409	32,146
Equity Lifestyle Properties Inc.	476,069	31,749
Jones Lang LaSalle Inc.	512,215	31,378
Chimera Investment Corp.	12,221,555	30,676
SEI Investments Co.	1,764,868	30,620
Hancock Holding Co.	955,455	30,546
Weingarten Realty Investors	1,367,947	29,849
Tanger Factory Outlet Centers	1,017,880	29,844
MFA Financial Inc.	4,242,649	28,511
* American Capital Ltd.	4,204,870	28,299
CBOE Holdings Inc.	1,071,111	27,699
Mack-Cali Realty Corp.	1,037,069	27,679
ProAssurance Corp.	346,556	27,662
Erie Indemnity Co. Class A	352,890	27,582
Mid-America Apartment Communities Inc.	437,836	27,387
Old Republic International Corp.	2,936,073	27,217
* E*Trade Financial Corp.	3,401,222	27,074
Allied World Assurance Co. Holdings AG	430,016	27,061
Kilroy Realty Corp.	695,745	26,487
CBL & Associates Properties Inc.	1,686,217	26,474
Douglas Emmett Inc.	1,444,171	26,342
Post Properties Inc.	599,175	26,196
Delphi Financial Group Inc.	588,879	26,087
Assured Guaranty Ltd.	1,973,228	25,928
Extra Space Storage Inc.	1,059,430	25,670
Waddell & Reed Financial Inc. Class A	1,030,768	25,532
Highwoods Properties Inc.	860,241	25,523
Bank of Hawaii Corp.	569,623	25,343
First Horizon National Corp.	3,148,319	25,187
City National Corp.	569,342	25,154
LaSalle Hotel Properties	1,015,714	24,590
CapitalSource Inc.	3,666,731	24,567
* SVB Financial Group	511,270	24,382
Entertainment Properties Trust	556,327	24,317
Validus Holdings Ltd.	763,770	24,059
Valley National Bancorp	1,925,423	23,817
Hatteras Financial Corp.	891,951	23,521
Omega Healthcare Investors Inc.	1,210,418	23,422
Fulton Financial Corp.	2,371,176	23,261
Protective Life Corp.	1,025,300	23,131
Associated Banc-Corp	2,066,641	23,084
Capitol Federal Financial Inc.	1,999,407	23,073
Jefferies Group Inc.	1,653,547	22,736
Aspen Insurance Holdings Ltd.	844,421	22,377
Washington Real Estate Investment Trust	788,086	21,554
Prosperity Bancshares Inc.	531,959	21,465
Alleghany Corp.	74,618	21,288
* First Republic Bank	688,058	21,061
Alterra Capital Holdings Ltd.	884,218	20,894

16

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
*,^	MBIA Inc.	1,792,548	20,776
	Starwood Property Trust Inc.	1,112,531	20,593
	Colonial Properties Trust	960,603	20,038
	StanCorp Financial Group Inc.	540,479	19,863
	FirstMerit Corp.	1,303,304	19,719
*	Stifel Financial Corp.	603,031	19,327
	Invesco Mortgage Capital Inc.	1,375,204	19,322
	DiamondRock Hospitality Co.	2,001,571	19,295
	RLJ Lodging Trust	1,130,477	19,026
	Hanover Insurance Group Inc.	542,860	18,973
*	CNO Financial Group Inc.	2,997,879	18,917
	TCF Financial Corp.	1,808,847	18,667
*	Forest City Enterprises Inc. Class A	1,571,841	18,579
	Washington Federal Inc.	1,323,012	18,509
	Webster Financial Corp.	891,278	18,173
	Corporate Office Properties Trust	847,301	18,014
	BOK Financial Corp.	327,594	17,995
	Kemper Corp.	612,811	17,900
	DuPont Fabros Technology Inc.	738,648	17,890
	Trustmark Corp.	728,607	17,698
	Iberiabank Corp.	358,590	17,678
*	Ocwen Financial Corp.	1,193,917	17,288
	Healthcare Realty Trust Inc.	924,210	17,181
	FNB Corp.	1,505,841	17,031
^	Federated Investors Inc. Class B	1,120,911	16,982
*	Popular Inc.	12,206,782	16,967
	Umpqua Holdings Corp.	1,367,622	16,945
	Endurance Specialty Holdings Ltd.	437,354	16,729
	RLI Corp.	225,814	16,453
	Cash America International Inc.	351,309	16,382
	CommonWealth REIT	982,789	16,354
	Northwest Bancshares Inc.	1,286,863	16,009
	First American Financial Corp.	1,254,223	15,891
	Susquehanna Bancshares Inc.	1,878,144	15,739
	Two Harbors Investment Corp.	1,675,940	15,486
	Brandywine Realty Trust	1,623,163	15,420
^	United Bankshares Inc.	542,546	15,338
	Westamerica Bancorporation	345,350	15,161
	Platinum Underwriters Holdings Ltd.	444,190	15,151
	DCT Industrial Trust Inc.	2,941,203	15,059
	Apollo Investment Corp.	2,333,331	15,027
	Potlatch Corp.	479,198	14,908
	Mercury General Corp.	326,774	14,907
	UMB Financial Corp.	387,982	14,452
	CubeSmart	1,338,019	14,236
	Sovran Self Storage Inc.	330,629	14,108
	EastGroup Properties Inc.	323,298	14,057
*	Ezcorp Inc. Class A	531,191	14,007
	Janus Capital Group Inc.	2,217,569	13,993
*	Howard Hughes Corp.	316,343	13,973
*	World Acceptance Corp.	189,117	13,900
*	Portfolio Recovery Associates Inc.	203,922	13,769
	Primerica Inc.	589,808	13,707
*	Knight Capital Group Inc. Class A	1,134,414	13,409
*	Texas Capital Bancshares Inc.	437,744	13,399
	Cathay General Bancorp	896,115	13,379
	Montpelier Re Holdings Ltd.	748,119	13,279
	Synovus Financial Corp.	9,358,455	13,195
	Old National Bancorp	1,129,684	13,161
	Medical Properties Trust Inc.	1,332,846	13,155
	PS Business Parks Inc.	236,924	13,133
*	Altisource Portfolio Solutions SA	260,942	13,094
	National Penn Bancshares Inc.	1,535,017	12,956
^	CYS Investments Inc.	983,158	12,919

17

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
	Equity One Inc.	753,800	12,799
	Capstead Mortgage Corp.	997,748	12,412
	National Health Investors Inc.	281,371	12,375
^	Lexington Realty Trust	1,631,665	12,221
*,^	St. Joe Co.	826,408	12,115
^	Prospect Capital Corp.	1,286,716	11,954
*	First Cash Financial Services Inc.	336,218	11,798
	Wintrust Financial Corp.	416,761	11,690
	Glimcher Realty Trust	1,269,300	11,678
	First Financial Bancorp	696,834	11,595
	Greenhill & Co. Inc.	315,778	11,485
	Pebblebrook Hotel Trust	592,301	11,360
	International Bancshares Corp.	617,429	11,321
	Community Bank System Inc.	405,590	11,275
	Selective Insurance Group Inc.	627,711	11,129
*	Sunstone Hotel Investors Inc.	1,350,864	11,010
	Argo Group International Holdings Ltd.	374,311	10,840
	Education Realty Trust Inc.	1,051,869	10,761
	LTC Properties Inc.	343,590	10,603
	First Citizens BancShares Inc. Class A	60,440	10,576
	CVB Financial Corp.	1,051,288	10,544
*	First Industrial Realty Trust Inc.	1,027,546	10,512
	MB Financial Inc.	605,213	10,349
	Acadia Realty Trust	496,672	10,003
*	Credit Acceptance Corp.	121,547	10,001
*	Enstar Group Ltd.	101,589	9,976
	Government Properties Income Trust	435,136	9,812
	Glacier Bancorp Inc.	812,348	9,773
	Bank of the Ozarks Inc.	328,157	9,723
*	LPL Investment Holdings Inc.	317,842	9,707
*	TFS Financial Corp.	1,075,651	9,638
	Tower Group Inc.	473,018	9,541
	Redwood Trust Inc.	933,492	9,503
	First Financial Bankshares Inc.	283,875	9,490
	Anworth Mortgage Asset Corp.	1,506,392	9,460
	BancorpSouth Inc.	855,021	9,422
	MarketAxess Holdings Inc.	310,582	9,352
*	Strategic Hotels & Resorts Inc.	1,701,063	9,135
^	Park National Corp.	139,068	9,048
	Solar Capital Ltd.	406,290	8,975
	CreXus Investment Corp.	863,819	8,966
*	DFC Global Corp.	493,801	8,918
	Astoria Financial Corp.	1,043,678	8,861
	Hersha Hospitality Trust Class A	1,812,990	8,847
	Columbia Banking System Inc.	455,414	8,776
	Oritani Financial Corp.	686,795	8,770
	Franklin Street Properties Corp.	881,024	8,766
	First Midwest Bancorp Inc.	863,136	8,744
	Symetra Financial Corp.	962,912	8,734
	Alexander's Inc.	23,568	8,721
	Infinity Property & Casualty Corp.	153,634	8,717
	Fifth Street Finance Corp.	910,484	8,713
	Employers Holdings Inc.	481,409	8,709
*	Financial Engines Inc.	384,857	8,594
	Nelnet Inc. Class A	349,612	8,555
	NBT Bancorp Inc.	384,241	8,503
	Sun Communities Inc.	228,475	8,346
*	BBCN Bancorp Inc.	881,448	8,330
*	MGIC Investment Corp.	2,198,376	8,200
	Provident Financial Services Inc.	610,720	8,178
	Harleysville Group Inc.	144,222	8,159
*	Greenlight Capital Re Ltd. Class A	342,317	8,103
	American Assets Trust Inc.	394,470	8,091
*	Investors Bancorp Inc.	598,232	8,064

18

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
	PrivateBancorp Inc. Class A	723,212	7,941
*	Green Dot Corp. Class A	251,928	7,865
^	ARMOUR Residential REIT Inc.	1,099,578	7,752
*	National Financial Partners Corp.	569,053	7,694
	First Potomac Realty Trust	588,883	7,685
	Interactive Brokers Group Inc.	508,204	7,593
	BankUnited Inc.	344,388	7,573
	Inland Real Estate Corp.	991,729	7,547
	Cousins Properties Inc.	1,167,091	7,481
	Evercore Partners Inc. Class A	280,752	7,474
	Associated Estates Realty Corp.	463,772	7,397
*	PHH Corp.	674,780	7,220
	Amtrust Financial Services Inc.	302,356	7,181
	American National Insurance Co.	97,042	7,087
*	Navigators Group Inc.	147,563	7,036
	Investors Real Estate Trust	958,825	6,995
	PacWest Bancorp	366,558	6,946
	Home Bancshares Inc.	265,565	6,881
	Retail Opportunity Investments Corp.	577,011	6,832
	S&T Bancorp Inc.	348,580	6,815
	Pennsylvania Real Estate Investment Trust	646,856	6,753
	Independent Bank Corp.	243,051	6,633
*	Pinnacle Financial Partners Inc.	410,262	6,626
	Chemical Financial Corp.	310,719	6,625
	American Equity Investment Life Holding Co.	631,660	6,569
	First Commonwealth Financial Corp.	1,241,372	6,530
	Trustco Bank Corp. NY	1,159,412	6,504
	Meadowbrook Insurance Group Inc.	608,412	6,498
^	Cohen & Steers Inc.	224,422	6,486
	BlackRock Kelso Capital Corp.	792,899	6,470
	Walter Investment Management Corp.	312,156	6,402
*	Western Alliance Bancorp	1,022,449	6,370
	City Holding Co.	187,733	6,362
	Boston Private Financial Holdings Inc.	776,067	6,162
	KBW Inc.	404,332	6,138
	Horace Mann Educators Corp.	445,301	6,105
*	AMERISAFE Inc.	261,636	6,083
	Safety Insurance Group Inc.	148,661	6,018
	FBL Financial Group Inc. Class A	175,231	5,961
	Oriental Financial Group Inc.	489,849	5,932
*	Sterling Financial Corp.	353,464	5,903
*	Forestar Group Inc.	389,518	5,893
*	Investment Technology Group Inc.	539,589	5,833
	WesBanco Inc.	299,358	5,828
	Ashford Hospitality Trust Inc.	721,310	5,770
	Colony Financial Inc.	363,654	5,713
*	Virtus Investment Partners Inc.	74,048	5,628
	BGC Partners Inc. Class A	942,271	5,597
	Chesapeake Lodging Trust	360,532	5,574
*	Hilltop Holdings Inc.	657,622	5,557
*,^	iStar Financial Inc.	1,044,728	5,527
	Newcastle Investment Corp.	1,183,920	5,505
	Flagstone Reinsurance Holdings SA	661,749	5,486
	Brookline Bancorp Inc.	649,693	5,483
	Advance America Cash Advance Centers Inc.	612,275	5,480
*	Citizens Republic Bancorp Inc.	479,878	5,471
*	Encore Capital Group Inc.	257,274	5,470
^	Main Street Capital Corp.	257,482	5,469
*	Citizens Inc.	559,416	5,421
	PennantPark Investment Corp.	537,144	5,420
	Hercules Technology Growth Capital Inc.	572,670	5,406
	ViewPoint Financial Group	415,196	5,402
	Sabra Health Care REIT Inc.	436,304	5,275
*	Piper Jaffray Cos.	260,888	5,270

19

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2011

		Market
		Value
	Shares	($000)
Maiden Holdings Ltd.	588,012	5,151
Resource Capital Corp.	907,675	5,092
* State Bank Financial Corp.	335,792	5,074
Universal Health Realty Income Trust	129,990	5,070
PennyMac Mortgage Investment Trust	304,026	5,053
Triangle Capital Corp.	263,378	5,036
* PICO Holdings Inc.	243,569	5,013
NorthStar Realty Finance Corp.	1,043,437	4,977
United Fire & Casualty Co.	243,591	4,916
Ramco-Gershenson Properties Trust	499,588	4,911
Duff & Phelps Corp. Class A	337,329	4,891
Berkshire Hills Bancorp Inc.	217,198	4,820
Saul Centers Inc.	135,535	4,801
* Beneficial Mutual Bancorp Inc.	573,969	4,798
* Safeguard Scientifics Inc.	300,268	4,741
* FelCor Lodging Trust Inc.	1,539,464	4,695
Getty Realty Corp.	333,885	4,658
1st Source Corp.	181,412	4,595
Sandy Spring Bancorp Inc.	259,742	4,558
Dime Community Bancshares Inc.	357,019	4,498
Renasant Corp.	298,721	4,481
Flushing Financial Corp.	350,921	4,432
Simmons First National Corp. Class A	158,778	4,317
SCBT Financial Corp.	148,185	4,299
Lakeland Financial Corp.	163,608	4,233
Community Trust Bancorp Inc.	139,921	4,116
Arrow Financial Corp.	173,456	4,066
* Tejon Ranch Co.	165,438	4,050
* ICG Group Inc.	518,474	4,003
First Busey Corp.	792,887	3,964
Tompkins Financial Corp.	102,570	3,950
Excel Trust Inc.	329,146	3,950
* eHealth Inc.	268,424	3,946
* West Coast Bancorp	252,559	3,940
Washington Trust Bancorp Inc.	165,117	3,940
Hudson Valley Holding Corp.	184,519	3,915
* HFF Inc. Class A	375,469	3,879
Urstadt Biddle Properties Inc. Class A	211,242	3,819
* Wilshire Bancorp Inc.	1,051,772	3,818
* INTL. FCStone Inc.	161,884	3,816
Southside Bancshares Inc.	174,530	3,780
Coresite Realty Corp.	211,593	3,771
Kennedy-Wilson Holdings Inc.	354,862	3,754
Dynex Capital Inc.	410,526	3,748
TICC Capital Corp.	429,713	3,717
Epoch Holding Corp.	167,084	3,714
* Central Pacific Financial Corp.	286,137	3,697
Campus Crest Communities Inc.	365,983	3,682
First Financial Corp.	109,213	3,635
MCG Capital Corp.	905,201	3,612
GFI Group Inc.	868,596	3,579
* Ladenburg Thalmann Financial Services Inc.	1,434,112	3,557
Calamos Asset Management Inc. Class A	281,874	3,526
^ TowneBank	286,225	3,503
* Ameris Bancorp	337,184	3,466
Great Southern Bancorp Inc.	146,542	3,457
Radian Group Inc.	1,464,609	3,427
GAMCO Investors Inc.	78,532	3,415
OneBeacon Insurance Group Ltd. Class A	221,679	3,412
Winthrop Realty Trust	335,379	3,411
National Western Life Insurance Co. Class A	24,966	3,399
Cardinal Financial Corp.	298,944	3,211
Kite Realty Group Trust	709,375	3,199
* Netspend Holdings Inc.	386,313	3,133

20

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
	Rockville Financial Inc.	301,272	3,121
	StellarOne Corp.	271,830	3,093
	OceanFirst Financial Corp.	236,048	3,085
*	Eagle Bancorp Inc.	211,996	3,082
	Bancfirst Corp.	81,959	3,077
	Agree Realty Corp.	125,581	3,062
*	Cowen Group Inc. Class A	1,175,512	3,045
	Provident New York Bancorp	457,328	3,037
*	Virginia Commerce Bancorp Inc.	388,108	3,000
	Banner Corp.	173,633	2,978
	Cedar Realty Trust Inc.	688,218	2,966
	Summit Hotel Properties Inc.	313,481	2,959
	Monmouth Real Estate Investment Corp. Class A	317,770	2,908
	Tower Bancorp Inc.	101,609	2,900
	Medallion Financial Corp.	253,926	2,890
	Sterling Bancorp	333,611	2,882
	Hudson Pacific Properties Inc.	201,942	2,859
	Mission West Properties Inc.	316,761	2,857
	Republic Bancorp Inc. Class A	121,393	2,780
*	Global Indemnity plc	140,108	2,778
	CapLease Inc.	686,923	2,775
	Union First Market Bankshares Corp.	207,695	2,760
	First Connecticut Bancorp Inc.	211,091	2,746
*	Bancorp Inc.	377,577	2,730
	SY Bancorp Inc.	132,602	2,722
	Univest Corp. of Pennsylvania	185,521	2,716
	Bryn Mawr Bank Corp.	139,235	2,714
^	Northfield Bancorp Inc.	190,643	2,699
*	Phoenix Cos. Inc.	1,604,916	2,696
*	FBR & Co.	1,303,017	2,671
	Gladstone Commercial Corp.	151,758	2,663
	Camden National Corp.	81,633	2,661
	MVC Capital Inc.	227,985	2,642
*	Flagstar Bancorp Inc.	5,181,915	2,617
	WSFS Financial Corp.	72,003	2,589
	Parkway Properties Inc.	261,780	2,581
*	NewStar Financial Inc.	253,541	2,578
*	United Community Banks Inc.	365,067	2,552
*,^	Hanmi Financial Corp.	344,473	2,549
	West Bancorporation Inc.	260,443	2,495
	State Auto Financial Corp.	183,571	2,495
	Territorial Bancorp Inc.	125,759	2,484
	One Liberty Properties Inc.	149,941	2,474
	Cogdell Spencer Inc.	579,060	2,461
	First Interstate Bancsystem Inc.	180,011	2,346
	Westfield Financial Inc.	317,429	2,336
	Federal Agricultural Mortgage Corp.	129,406	2,332
	SWS Group Inc.	337,077	2,316
	Apollo Commercial Real Estate Finance Inc.	175,896	2,309
	Stewart Information Services Corp.	199,490	2,304
	Capital Southwest Corp.	28,224	2,302
	Trico Bancshares	161,832	2,301
*,^	MPG Office Trust Inc.	1,154,634	2,298
	Bancorp Rhode Island Inc.	57,863	2,297
	National Interstate Corp.	93,079	2,296
	SeaBright Holdings Inc.	299,355	2,290
	ESSA Bancorp Inc.	218,681	2,290
	Consolidated-Tomoka Land Co.	84,178	2,279
*	Seacoast Banking Corp. of Florida	1,484,378	2,256
	United Financial Bancorp Inc.	139,755	2,249
^	National Bankshares Inc.	80,442	2,246
	Diamond Hill Investment Group Inc.	29,641	2,193
	First of Long Island Corp.	83,174	2,189
	Lakeland Bancorp Inc.	252,868	2,180

21

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2011

		Market
		Value
	Shares	($000)
Enterprise Financial Services Corp.	146,908	2,174
Washington Banking Co.	181,683	2,164
STAG Industrial Inc.	187,798	2,154
Financial Institutions Inc.	132,185	2,133
First Merchants Corp.	250,226	2,119
Kohlberg Capital Corp.	331,887	2,094
Center Bancorp Inc.	209,832	2,050
* Taylor Capital Group Inc.	210,520	2,046
* Gleacher & Co. Inc.	1,215,454	2,042
German American Bancorp Inc.	108,465	1,973
* Walker & Dunlop Inc.	153,340	1,926
Heritage Financial Corp.	151,637	1,905
Presidential Life Corp.	189,922	1,897
Merchants Bancshares Inc.	64,391	1,880
^ RAIT Financial Trust	393,892	1,871
Baldwin & Lyons Inc.	85,721	1,869
Westwood Holdings Group Inc.	51,122	1,868
First Bancorp	166,933	1,861
Bank Mutual Corp.	577,728	1,837
MainSource Financial Group Inc.	205,472	1,814
Pacific Continental Corp.	205,007	1,814
Donegal Group Inc. Class A	127,548	1,806
Peoples Bancorp Inc.	121,483	1,799
First Community Bancshares Inc.	144,078	1,798
Penns Woods Bancorp Inc.	45,868	1,779
* American Safety Insurance Holdings Ltd.	81,710	1,777
Gladstone Capital Corp.	232,659	1,775
Centerstate Banks Inc.	268,105	1,775
EMC Insurance Group Inc.	85,257	1,754
Suffolk Bancorp	160,789	1,735
* Southwest Bancorp Inc.	284,242	1,694
Edelman Financial Group Inc.	257,245	1,690
* Harris & Harris Group Inc.	482,719	1,670
Bank of Marin Bancorp	44,303	1,665
^ Life Partners Holdings Inc.	257,209	1,662
State Bancorp Inc.	133,977	1,634
Oppenheimer Holdings Inc. Class A	100,798	1,623
Citizens & Northern Corp.	87,549	1,617
^ AG Mortgage Investment Trust Inc.	80,164	1,614
^ Golub Capital BDC Inc.	102,993	1,596
Terreno Realty Corp.	104,600	1,584
Heartland Financial USA Inc.	103,197	1,583
CoBiz Financial Inc.	271,212	1,565
CNB Financial Corp.	97,341	1,536
First Bancorp Inc.	99,858	1,535
Gladstone Investment Corp.	210,904	1,533
* Metro Bancorp Inc.	182,890	1,533
FXCM Inc. Class A	156,442	1,525
Artio Global Investors Inc. Class A	303,859	1,483
* Park Sterling Corp.	362,197	1,478
* BofI Holding Inc.	90,886	1,477
* Guaranty Bancorp	1,004,214	1,476
Ames National Corp.	73,608	1,435
ESB Financial Corp.	101,640	1,430
* Heritage Commerce Corp.	296,278	1,404
NGP Capital Resources Co.	194,199	1,396
Chatham Lodging Trust	129,498	1,396
Fox Chase Bancorp Inc.	108,659	1,372
US Global Investors Inc. Class A	227,235	1,370
Crawford & Co. Class B	219,104	1,350
* Tree.com Inc.	235,083	1,314
* 1st United Bancorp Inc.	236,429	1,312
Home Federal Bancorp Inc.	125,701	1,307
Arlington Asset Investment Corp. Class A	58,386	1,245

22

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
*	First Marblehead Corp.	1,061,933	1,242
	Eastern Insurance Holdings Inc.	86,642	1,235
*	Arbor Realty Trust Inc.	349,423	1,230
	Marlin Business Services Corp.	95,824	1,217
	Kansas City Life Insurance Co.	35,966	1,180
	Capital City Bank Group Inc.	121,873	1,164
	First Financial Holdings Inc.	128,353	1,146
	First Defiance Financial Corp.	76,806	1,121
	Sierra Bancorp	125,533	1,105
	American National Bankshares Inc.	56,533	1,102
*	Macatawa Bank Corp.	476,474	1,086
	Thomas Properties Group Inc.	323,986	1,079
*	OmniAmerican Bancorp Inc.	67,507	1,060
*,^	Mercantile Bank Corp.	107,937	1,058
	Parkvale Financial Corp.	42,857	1,053
*	Sun Bancorp Inc.	429,930	1,040
	Asta Funding Inc.	129,928	1,037
	BankFinancial Corp.	186,709	1,031
*	BRT Realty Trust	158,228	1,003
	UMH Properties Inc.	106,963	996
	Northrim BanCorp Inc.	56,648	992
*	First Financial Northwest Inc.	165,295	974
	Alliance Financial Corp.	31,387	969
*,^	Hampton Roads Bankshares Inc.	350,714	961
*	Cape Bancorp Inc.	120,787	948
	Indiana Community Bancorp	64,643	946
	THL Credit Inc.	77,184	942
	TF Financial Corp.	41,237	935
	Bridge Bancorp Inc.	46,777	931
	Century Bancorp Inc. Class A	31,740	896
	Kaiser Federal Financial Group Inc.	68,006	872
	First Pactrust Bancorp Inc.	84,481	866
	Peapack Gladstone Financial Corp.	75,509	811
*	Maui Land & Pineapple Co. Inc.	192,554	803
*	Pacific Mercantile Bancorp	242,517	791
	Nicholas Financial Inc.	61,365	787
	JMP Group Inc.	108,509	776
	Provident Financial Holdings Inc.	82,360	769
*	Gramercy Capital Corp.	305,073	763
*	Doral Financial Corp.	797,244	762
	Norwood Financial Corp.	27,057	743
*	Intervest Bancshares Corp. Class A	265,008	723
*,^	BankAtlantic Bancorp Inc. Class A	213,570	722
	Resource America Inc. Class A	148,203	705
	Horizon Bancorp	40,311	702
	Medley Capital Corp.	62,213	647
	Meta Financial Group Inc.	39,428	639
	SI Financial Group Inc.	64,614	636
	Urstadt Biddle Properties Inc.	37,652	634
	Alliance Bancorp Inc. of Pennsylvania	58,843	633
	PMC Commercial Trust	90,248	631
	MidSouth Bancorp Inc.	47,811	622
	Crawford & Co. Class A	148,684	605
*	NewBridge Bancorp	156,128	604
*	AmeriServ Financial Inc.	289,008	564
*	Franklin Financial Corp.	47,566	563
	Orrstown Financial Services Inc.	65,841	543
*	Hallmark Financial Services	77,623	543
	Bar Harbor Bankshares	17,343	520
*	Asset Acceptance Capital Corp.	132,642	519
*	Home Bancorp Inc.	33,053	511
	Commercial National Financial Corp.	21,484	507
*	First Acceptance Corp.	372,396	506
	Universal Insurance Holdings Inc.	140,838	504

23

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
*	Encore Bancshares Inc.	36,419	492
	Hingham Institution for Savings	10,288	492
	CFS Bancorp Inc.	113,215	490
	Middleburg Financial Corp.	33,766	481
*	Stratus Properties Inc.	60,727	479
	Cheviot Financial Corp.	64,085	477
*	CompuCredit Holdings Corp.	128,551	476
	ECB Bancorp Inc.	45,079	476
*	Bridge Capital Holdings	44,580	464
	Federal Agricultural Mortgage Corp. Class A	38,986	463
	Codorus Valley Bancorp Inc.	54,778	461
*	Republic First Bancorp Inc.	308,077	459
	Pulaski Financial Corp.	64,538	459
	Roma Financial Corp.	44,774	441
	Bank of Kentucky Financial Corp.	21,455	430
	Investors Title Co.	11,619	416
	Firstbank Corp.	80,504	411
*	Preferred Bank	53,843	404
	LNB Bancorp Inc.	84,109	394
	Shore Bancshares Inc.	76,471	394
*,^	First United Corp.	114,295	382
	Ohio Valley Banc Corp.	20,102	374
	Independence Holding Co.	44,527	362
*	Penson Worldwide Inc.	292,277	339
*	First South Bancorp Inc.	105,776	338
*	Unity Bancorp Inc.	52,799	338
	Citizens South Banking Corp.	94,370	337
	MutualFirst Financial Inc.	46,495	331
*	Waterstone Financial Inc.	171,503	329
	C&F Financial Corp.	11,723	312
	QC Holdings Inc.	77,554	312
*	Capital Trust Inc. Class A	130,590	294
*	United Community Financial Corp.	229,192	291
	New Hampshire Thrift Bancshares Inc.	25,560	289
*	BancTrust Financial Group Inc.	223,712	277
	Ameriana Bancorp	68,086	274
*	Eastern Virginia Bankshares Inc.	126,332	255
	Gain Capital Holdings Inc.	35,054	235
	HopFed Bancorp Inc.	35,753	232
*	Avatar Holdings Inc.	32,141	231
	United Security Bancshares	56,759	230
*,^	Old Second Bancorp Inc.	166,779	222
	VIST Financial Corp.	35,519	215
	Wayne Savings Bancshares Inc.	25,297	199
*	Yadkin Valley Financial Corp.	115,810	197
	Hawthorn Bancshares Inc.	32,076	197
	Pzena Investment Management Inc. Class A	44,642	193
*	Farmers Capital Bank Corp.	41,150	185
	Clifton Savings Bancorp Inc.	19,155	178
	Old Point Financial Corp.	17,650	177
	Institutional Financial Markets Inc.	122,156	172
*	BCSB Bancorp Inc.	15,965	172
*	American Independence Corp.	41,327	167
	Citizens Holding Co.	8,450	151
	Peoples Financial Corp.	13,965	144
*	North Valley Bancorp	14,700	141
	First M&F Corp.	48,598	138
*	Consumer Portfolio Services Inc.	151,248	136
*	MBT Financial Corp.	125,446	133
*	Jefferson Bancshares Inc.	53,495	131
*	WSB Holdings Inc.	54,465	127
	Charter Financial Corp.	12,795	118
	United Bancorp Inc.	13,121	111
*	Southern Community Financial Corp.	90,201	106

24

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
	MidWestOne Financial Group Inc.	7,119	104
*	Independent Bank Corp.	71,442	99
	California First National Bancorp	5,922	95
*	ZipRealty Inc.	83,897	95
*,^	United Security Bancshares	41,799	92
*	Vestin Realty Mortgage II Inc.	74,073	87
*	Royal Bancshares of Pennsylvania Inc.	64,104	85
*	PMI Group Inc.	3,021,521	82
	HF Financial Corp.	7,331	79
	Oneida Financial Corp.	7,908	75
*	Rodman & Renshaw Capital Group Inc.	177,238	73
*	Colony Bankcorp Inc.	32,193	73
*	Firstcity Financial Corp.	8,837	71
*	Grubb & Ellis Co.	494,490	63
	Heritage Financial Group Inc.	5,598	62
*,^	Premierwest Bancorp	70,022	56
	Auburn National Bancorporation Inc.	2,972	55
*	CIFC Corp.	9,474	51
	Porter Bancorp Inc.	16,831	49
	Landmark Bancorp Inc.	2,489	47
*	Camco Financial Corp.	29,082	37
	Prudential Bancorp Inc. of Pennsylvania	6,628	34
*	21st Century Holding Co.	11,406	34
*	Fortegra Financial Corp.	4,586	31
*	Community Bankers Trust Corp.	25,549	29
	Teche Holding Co.	820	29
	Northeast Bancorp	2,288	28
*	Riverview Bancorp Inc.	10,611	25
*	United Bancshares Inc.	3,615	25
	Peoples Bancorp of North Carolina Inc.	3,660	20
	Mid Penn Bancorp Inc.	2,476	19
*	NASB Financial Inc.	1,695	18
*	Transcontinental Realty Investors Inc.	10,999	18
*	Valley National Bancorp Warrants EXP 6/30/2015	6,511	17
*	Summit Financial Group Inc.	6,107	17
	Fauquier Bankshares Inc.	1,500	16
	National Security Group Inc.	1,748	15
*	Savannah Bancorp Inc.	2,700	13
	Fidelity Southern Corp.	2,061	13
*	Premier Financial Bancorp Inc.	2,452	11
*	Green Bankshares Inc.	8,609	11
*	American River Bankshares	2,350	11
	Salisbury Bancorp Inc.	425	10
	Central Bancorp Inc.	534	9
	Union Bankshares Inc.	475	9
	First Capital Inc.	400	7
	Evans Bancorp Inc.	554	7
*	Tower Financial Corp.	776	7
	North Central Bancshares Inc.	354	6
	Community Bank Shares of Indiana Inc.	563	5
*	MetroCorp Bancshares Inc.	800	5
*	1st Constitution Bancorp	573	4
*	Severn Bancorp Inc.	1,259	3
*	Berkshire Bancorp Inc.	400	3
	Northeast Community Bancorp Inc.	500	3
*	PVF Capital Corp.	1,831	3
	Southwest Georgia Financial Corp.	270	2
	WVS Financial Corp.	189	2
*	Timberland Bancorp Inc.	400	2
*	Affirmative Insurance Holdings Inc.	2,600	1
	First Citizens Banc Corp.	346	1
	Jeffersonville Bancorp	100	1
*	Supertel Hospitality Inc.	1,400	1
	Glen Burnie Bancorp	100	1

25

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2011

		Market
		Value
	Shares	($000)
		24,078,126
Health Care (11.7%)
Johnson & Johnson	32,743,485	2,147,318
Pfizer Inc.	93,224,076	2,017,369
Merck & Co. Inc.	36,811,418	1,387,790
Abbott Laboratories	18,599,138	1,045,830
Bristol-Myers Squibb Co.	20,371,123	717,878
UnitedHealth Group Inc.	12,852,081	651,343
Amgen Inc.	9,481,176	608,786
Eli Lilly & Co.	12,444,030	517,174
Medtronic Inc.	12,670,723	484,655
* Gilead Sciences Inc.	9,213,469	377,107
* Celgene Corp.	5,479,582	370,420
Baxter International Inc.	6,786,410	335,792
Allergan Inc.	3,672,619	322,236
* Biogen Idec Inc.	2,751,826	302,838
WellPoint Inc.	4,307,518	285,373
Covidien plc	5,893,103	265,249
* Medco Health Solutions Inc.	4,604,636	257,399
* Express Scripts Inc.	5,538,999	247,538
McKesson Corp.	2,941,600	229,180
* Intuitive Surgical Inc.	466,307	215,905
* Thermo Fisher Scientific Inc.	4,554,846	204,831
Becton Dickinson and Co.	2,594,013	193,825
Aetna Inc.	4,448,068	187,664
Humana Inc.	1,990,200	174,361
Stryker Corp.	3,473,691	172,677
Cardinal Health Inc.	4,110,504	166,928
* Alexion Pharmaceuticals Inc.	2,201,926	157,438
* Agilent Technologies Inc.	4,151,201	145,001
Cigna Corp.	3,404,747	142,999
St. Jude Medical Inc.	3,931,360	134,846
* Zimmer Holdings Inc.	2,267,968	121,155
AmerisourceBergen Corp. Class A	3,220,329	119,764
Quest Diagnostics Inc.	1,887,848	109,608
* Mylan Inc.	5,082,635	109,073
* Cerner Corp.	1,713,773	104,969
* Laboratory Corp. of America Holdings	1,207,690	103,825
* Pharmasset Inc.	809,634	103,795
* Forest Laboratories Inc.	3,273,694	99,062
* Boston Scientific Corp.	18,253,396	97,473
Perrigo Co.	996,065	96,917
* Edwards Lifesciences Corp.	1,370,117	96,867
* Watson Pharmaceuticals Inc.	1,600,021	96,545
* Varian Medical Systems Inc.	1,397,349	93,804
CR Bard Inc.	1,033,510	88,365
* DaVita Inc.	1,125,649	85,335
* Life Technologies Corp.	2,151,165	83,702
* Vertex Pharmaceuticals Inc.	2,479,826	82,355
* Waters Corp.	1,089,258	80,660
* Henry Schein Inc.	1,100,622	70,913
* CareFusion Corp.	2,664,338	67,701
* Hospira Inc.	1,990,155	60,441
DENTSPLY International Inc.	1,685,099	58,962
* Mettler-Toledo International Inc.	381,389	56,335
* Hologic Inc.	3,121,569	54,659
* Coventry Health Care Inc.	1,768,856	53,720
* IDEXX Laboratories Inc.	680,476	52,369
* Endo Pharmaceuticals Holdings Inc.	1,387,263	47,902
Omnicare Inc.	1,380,383	47,554
* Regeneron Pharmaceuticals Inc.	853,646	47,318
* ResMed Inc.	1,815,009	46,101
* BioMarin Pharmaceutical Inc.	1,332,634	45,816

26

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
*	HCA Holdings Inc.	2,077,484	45,767
*	Illumina Inc.	1,478,109	45,053
*	Allscripts Healthcare Solutions Inc.	2,265,267	42,904
*	Mednax Inc.	582,188	41,923
*	Healthspring Inc.	767,184	41,842
	Universal Health Services Inc. Class B	1,072,165	41,664
	Cooper Cos. Inc.	567,725	40,036
*	AMERIGROUP Corp.	592,405	34,999
	Patterson Cos. Inc.	1,169,901	34,535
*	Gen-Probe Inc.	570,684	33,739
*	Salix Pharmaceuticals Ltd.	698,401	33,418
*	Onyx Pharmaceuticals Inc.	756,359	33,242
*	Covance Inc.	722,775	33,045
*	Health Net Inc.	1,078,923	32,821
*	HMS Holdings Corp.	1,012,672	32,385
*	Tenet Healthcare Corp.	5,847,858	30,000
*	Sirona Dental Systems Inc.	669,013	29,463
*	United Therapeutics Corp.	623,158	29,444
	Teleflex Inc.	479,896	29,413
*	Questcor Pharmaceuticals Inc.	698,923	29,061
	Lincare Holdings Inc.	1,126,899	28,973
	Techne Corp.	420,756	28,721
*	Cubist Pharmaceuticals Inc.	724,279	28,696
*	Catalyst Health Solutions Inc.	533,657	27,750
	PerkinElmer Inc.	1,343,337	26,867
*	WellCare Health Plans Inc.	507,143	26,625
	Hill-Rom Holdings Inc.	752,970	25,368
*	Cepheid Inc.	736,881	25,356
*	Warner Chilcott plc Class A	1,667,023	25,222
*	Viropharma Inc.	909,916	24,923
	Medicis Pharmaceutical Corp. Class A	736,078	24,475
*	Thoratec Corp.	709,402	23,808
*	Centene Corp.	595,196	23,564
*	LifePoint Hospitals Inc.	625,849	23,250
*	Ariad Pharmaceuticals Inc.	1,839,945	22,539
*	Alere Inc.	968,968	22,373
*	Health Management Associates Inc. Class A	3,025,946	22,301
*	Bio-Rad Laboratories Inc. Class A	231,009	22,186
*	Myriad Genetics Inc.	1,045,957	21,902
*	Brookdale Senior Living Inc. Class A	1,225,881	21,318
	Owens & Minor Inc.	762,324	21,185
	STERIS Corp.	707,014	21,083
*	Theravance Inc.	953,386	21,070
*,^	Incyte Corp. Ltd.	1,338,137	20,085
*	HealthSouth Corp.	1,135,004	20,056
*	Alkermes plc	1,139,058	19,774
*	Community Health Systems Inc.	1,132,013	19,754
*	athenahealth Inc.	395,048	19,405
*	VCA Antech Inc.	979,851	19,352
*,^	Seattle Genetics Inc.	1,153,618	19,283
*	Magellan Health Services Inc.	389,439	19,266
*	Haemonetics Corp.	307,199	18,807
*	Medivation Inc.	399,089	18,402
	Quality Systems Inc.	487,725	18,041
*	Amylin Pharmaceuticals Inc.	1,563,378	17,791
*	Align Technology Inc.	748,021	17,747
*	Human Genome Sciences Inc.	2,255,898	16,671
*	Zoll Medical Corp.	263,649	16,657
*	PSS World Medical Inc.	661,008	15,990
	West Pharmaceutical Services Inc.	400,443	15,197
*	Charles River Laboratories International Inc.	550,097	15,034
*	Impax Laboratories Inc.	744,362	15,014
*	Volcano Corp.	620,910	14,771
*	PAREXEL International Corp.	705,394	14,630

27

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
*	Par Pharmaceutical Cos. Inc.	433,961	14,204
*	Dendreon Corp.	1,736,877	13,200
	Chemed Corp.	254,377	13,027
*	Masimo Corp.	642,659	12,008
*	Medicines Co.	643,402	11,993
*	Air Methods Corp.	136,047	11,489
*	Auxilium Pharmaceuticals Inc.	571,855	11,397
*	Acorda Therapeutics Inc.	468,428	11,167
*	Bruker Corp.	897,037	11,141
*	Cyberonics Inc.	318,739	10,678
*	Arthrocare Corp.	326,991	10,359
*	Vivus Inc.	1,057,580	10,311
*	Immunogen Inc.	886,265	10,263
	PDL BioPharma Inc.	1,639,155	10,163
*	Luminex Corp.	475,621	10,097
*	Amsurg Corp. Class A	379,120	9,872
*	Insulet Corp.	508,780	9,580
*	Halozyme Therapeutics Inc.	1,003,359	9,542
*	Spectrum Pharmaceuticals Inc.	650,629	9,519
*	Pharmacyclics Inc.	637,972	9,455
*	Momenta Pharmaceuticals Inc.	538,200	9,359
*	NxStage Medical Inc.	518,604	9,221
	Meridian Bioscience Inc.	480,635	9,055
*,^	Accretive Health Inc.	390,954	8,984
*	MWI Veterinary Supply Inc.	134,844	8,959
*	IPC The Hospitalist Co. Inc.	194,355	8,886
*	SonoSite Inc.	162,636	8,760
*,^	MAKO Surgical Corp.	343,491	8,659
*	Akorn Inc.	763,912	8,495
*	Jazz Pharmaceuticals Inc.	217,945	8,419
*	Isis Pharmaceuticals Inc.	1,150,640	8,296
*	InterMune Inc.	656,887	8,277
*	CONMED Corp.	321,881	8,263
*	Opko Health Inc.	1,657,466	8,122
*	Inhibitex Inc.	740,160	8,097
	Analogic Corp.	140,973	8,081
*	HeartWare International Inc.	116,394	8,031
*	Kindred Healthcare Inc.	665,797	7,836
*	Neogen Corp.	254,543	7,799
*	Integra LifeSciences Holdings Corp.	252,691	7,790
*	Ironwood Pharmaceuticals Inc.	646,034	7,733
*	Orthofix International NV	218,043	7,682
*	Wright Medical Group Inc.	456,896	7,539
*	DexCom Inc.	804,015	7,485
*	Team Health Holdings Inc.	339,052	7,483
*	Molina Healthcare Inc.	330,559	7,381
	Computer Programs & Systems Inc.	142,824	7,300
*	Abaxis Inc.	263,282	7,285
*	Nektar Therapeutics	1,289,326	7,214
*	Exelixis Inc.	1,479,757	7,007
*	ABIOMED Inc.	366,027	6,761
*	Hanger Orthopedic Group Inc.	357,063	6,674
*	Rigel Pharmaceuticals Inc.	843,865	6,658
*	Omnicell Inc.	392,806	6,489
*	Merit Medical Systems Inc.	474,569	6,350
*	NPS Pharmaceuticals Inc.	955,193	6,295
*	ICU Medical Inc.	139,495	6,277
*	Emeritus Corp.	357,827	6,266
*	Neurocrine Biosciences Inc.	732,452	6,226
*,^	Optimer Pharmaceuticals Inc.	505,866	6,192
*	AVEO Pharmaceuticals Inc.	350,474	6,028
*	Corvel Corp.	116,400	6,019
*	Idenix Pharmaceuticals Inc.	803,711	5,984
	Cantel Medical Corp.	210,852	5,889

28

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
*	NuVasive Inc.	466,005	5,867
*	Micromet Inc.	801,644	5,764
*	Greatbatch Inc.	256,147	5,661
*	Endologix Inc.	488,007	5,602
*	PharMerica Corp.	359,867	5,463
*	Select Medical Holdings Corp.	642,875	5,452
	Invacare Corp.	353,798	5,410
	Landauer Inc.	104,855	5,400
*	Exact Sciences Corp.	663,450	5,387
*	Quidel Corp.	355,779	5,383
*	OraSure Technologies Inc.	586,216	5,340
	Universal American Corp.	420,038	5,339
*	Dynavax Technologies Corp.	1,541,649	5,118
*	Medidata Solutions Inc.	230,174	5,006
*	Sequenom Inc.	1,117,586	4,973
*	Conceptus Inc.	387,657	4,900
*	Bio-Reference Labs Inc.	299,805	4,878
*	Ardea Biosciences Inc.	287,808	4,838
*	MedAssets Inc.	518,116	4,793
*	Hi-Tech Pharmacal Co. Inc.	122,628	4,769
*	Triple-S Management Corp. Class B	235,921	4,723
*	Emergent Biosolutions Inc.	273,616	4,608
*	Synovis Life Technologies Inc.	163,485	4,550
*	AMAG Pharmaceuticals Inc.	240,363	4,545
	Atrion Corp.	18,869	4,533
*	AngioDynamics Inc.	292,202	4,328
*	Enzon Pharmaceuticals Inc.	627,753	4,206
	National Healthcare Corp.	98,848	4,142
*	Genomic Health Inc.	161,295	4,095
*	Staar Surgical Co.	384,105	4,029
*	Natus Medical Inc.	426,272	4,020
*,^	Sunrise Senior Living Inc.	606,160	3,928
*	Curis Inc.	811,635	3,798
*	Immunomedics Inc.	1,136,337	3,784
	Assisted Living Concepts Inc. Class A	251,564	3,746
*	Lexicon Pharmaceuticals Inc.	2,898,804	3,739
*	HealthStream Inc.	201,834	3,724
*	Vanguard Health Systems Inc.	363,519	3,715
*	Affymetrix Inc.	892,373	3,650
	Ensign Group Inc.	148,875	3,647
*	Achillion Pharmaceuticals Inc.	475,290	3,622
*	Vical Inc.	808,246	3,564
*	ISTA Pharmaceuticals Inc.	498,321	3,513
*,^	AVANIR Pharmaceuticals Inc.	1,709,532	3,505
*	Amedisys Inc.	317,324	3,462
	US Physical Therapy Inc.	174,627	3,437
*,^	Protalix BioTherapeutics Inc.	688,090	3,392
*,^	Oncothyreon Inc.	441,954	3,350
*	American Dental Partners Inc.	176,895	3,331
*	BioScrip Inc.	609,236	3,326
*	Ligand Pharmaceuticals Inc. Class B	269,367	3,197
*	Depomed Inc.	614,959	3,185
*	Metropolitan Health Networks Inc.	416,358	3,110
*	Merge Healthcare Inc.	640,964	3,109
*	MAP Pharmaceuticals Inc.	233,932	3,081
*	MedQuist Holdings Inc.	319,432	3,073
*	Alnylam Pharmaceuticals Inc.	376,781	3,071
*	Progenics Pharmaceuticals Inc.	356,505	3,045
*,^	Cell Therapeutics Inc.	2,624,350	3,044
*	Spectranetics Corp.	419,926	3,032
*	Arqule Inc.	534,628	3,015
*	ExamWorks Group Inc.	316,928	3,004
*	Symmetry Medical Inc.	374,087	2,989
*	Tornier NV	161,847	2,913

29

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
*,^	ZIOPHARM Oncology Inc.	655,170	2,889
*	Capital Senior Living Corp.	362,488	2,878
*	Arena Pharmaceuticals Inc.	1,507,268	2,819
*,^	MannKind Corp.	1,119,898	2,800
*	Accuray Inc.	659,677	2,790
*	Raptor Pharmaceutical Corp.	440,456	2,757
*	Cadence Pharmaceuticals Inc.	672,425	2,656
*	Healthways Inc.	378,973	2,600
*	Transcend Services Inc.	107,302	2,546
*	RTI Biologics Inc.	566,653	2,516
*,^	Unilife Corp.	804,745	2,511
*	Obagi Medical Products Inc.	247,027	2,510
*	eResearchTechnology Inc.	532,297	2,496
*	Fluidigm Corp.	188,798	2,485
*	SurModics Inc.	168,167	2,465
*	Sagent Pharmaceuticals Inc.	115,121	2,418
*	Antares Pharma Inc.	1,092,642	2,404
*	Chelsea Therapeutics International Ltd.	467,186	2,397
*	Sciclone Pharmaceuticals Inc.	556,438	2,387
*	Kensey Nash Corp.	124,117	2,382
*,^	Savient Pharmaceuticals Inc.	1,006,733	2,245
*	Cambrex Corp.	311,013	2,233
*	Vascular Solutions Inc.	198,657	2,211
*,^	Neoprobe Corp.	841,053	2,204
*	Geron Corp.	1,470,456	2,176
*	Pain Therapeutics Inc.	572,446	2,175
*	Anika Therapeutics Inc.	218,181	2,138
*	CryoLife Inc.	443,435	2,128
*	Palomar Medical Technologies Inc.	228,609	2,126
*	Providence Service Corp.	154,032	2,119
*	Gentiva Health Services Inc.	313,397	2,115
*,^	Delcath Systems Inc.	683,306	2,084
*,^	Keryx Biopharmaceuticals Inc.	805,370	2,038
	Young Innovations Inc.	68,747	2,037
*	Targacept Inc.	363,076	2,022
*,^	Novavax Inc.	1,575,092	1,985
*	Affymax Inc.	296,569	1,960
*	AMN Healthcare Services Inc.	441,446	1,956
*	LHC Group Inc.	152,367	1,955
*	Vanda Pharmaceuticals Inc.	407,489	1,940
*	IRIS International Inc.	203,683	1,904
*	Corcept Therapeutics Inc.	551,374	1,886
*	Five Star Quality Care Inc.	609,543	1,829
*	Cynosure Inc. Class A	151,361	1,780
*	Chindex International Inc.	208,690	1,778
*,^	Metabolix Inc.	386,346	1,758
*	Synta Pharmaceuticals Corp.	374,724	1,750
*,^	Cerus Corp.	624,763	1,749
*	Cross Country Healthcare Inc.	308,583	1,713
*	Santarus Inc.	516,431	1,709
*	Alphatec Holdings Inc.	989,644	1,702
*	Exactech Inc.	102,781	1,693
*	Aegerion Pharmaceuticals Inc.	99,573	1,667
*	Furiex Pharmaceuticals Inc.	99,331	1,660
*	Anthera Pharmaceuticals Inc.	267,993	1,645
*	Hansen Medical Inc.	627,239	1,618
*	Dyax Corp.	1,185,863	1,613
*	Cardiovascular Systems Inc.	163,223	1,608
*	Allos Therapeutics Inc.	1,083,000	1,538
*	Synergetics USA Inc.	207,104	1,528
*	Astex Pharmaceuticals	769,065	1,454
*,^	Sangamo Biosciences Inc.	507,653	1,442
*	Repligen Corp.	409,388	1,421
*	Epocrates Inc.	180,681	1,409

30

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
*	Harvard Bioscience Inc.	360,542	1,395
*	Rochester Medical Corp.	167,295	1,387
*	Infinity Pharmaceuticals Inc.	155,820	1,377
*	Pacira Pharmaceuticals Inc.	157,261	1,360
*	Columbia Laboratories Inc.	534,842	1,337
*	Medtox Scientific Inc.	92,888	1,305
*,^	Biotime Inc.	223,746	1,300
*	Maxygen Inc.	226,694	1,276
*	Pozen Inc.	321,458	1,270
	Psychemedics Corp.	137,007	1,247
*	Almost Family Inc.	75,123	1,246
*	Dusa Pharmaceuticals Inc.	277,299	1,215
*,^	Biolase Technology Inc.	457,039	1,175
*	PDI Inc.	177,317	1,144
*	Cytokinetics Inc.	1,184,657	1,137
*	Skilled Healthcare Group Inc.	204,588	1,117
*	PROLOR Biotech Inc.	260,425	1,112
*	AVI BioPharma Inc.	1,477,999	1,101
	Utah Medical Products Inc.	40,567	1,095
*,^	MELA Sciences Inc.	292,806	1,080
*	Nabi Biopharmaceuticals	573,964	1,079
*	OncoGenex Pharmaceutical Inc.	91,699	1,077
*	AtriCure Inc.	96,338	1,069
*	BioCryst Pharmaceuticals Inc.	425,176	1,050
*	CardioNet Inc.	442,809	1,049
*	Array Biopharma Inc.	479,472	1,036
*	Endocyte Inc.	272,862	1,026
*	SIGA Technologies Inc.	403,200	1,016
*	XenoPort Inc.	265,897	1,013
*	Rockwell Medical Technologies Inc.	119,561	1,013
*	Albany Molecular Research Inc.	341,357	1,000
*,^	Osiris Therapeutics Inc.	182,933	979
*	Zalicus Inc.	802,247	971
*	Solta Medical Inc.	308,865	970
*	Zogenix Inc.	423,206	948
*	Theragenics Corp.	562,694	945
*	Cutera Inc.	123,414	919
*	Sun Healthcare Group Inc.	236,602	918
*	Enzo Biochem Inc.	404,335	906
*	Durect Corp.	747,848	882
*	GTx Inc.	254,072	854
*	Celldex Therapeutics Inc.	327,260	851
*	Anacor Pharmaceuticals Inc.	133,559	828
*	Medical Action Industries Inc.	153,479	803
*,^	Ampio Pharmaceuticals Inc.	186,680	797
*,^	KV Pharmaceutical Co. Class A	565,465	792
*	Codexis Inc.	145,975	774
*,^	Cel-Sci Corp.	2,591,260	751
*	Digirad Corp.	377,221	739
*,^	Cytori Therapeutics Inc.	335,325	738
*	Pacific Biosciences of California Inc.	252,777	708
*	Transcept Pharmaceuticals Inc.	88,933	696
*,^	Biosante Pharmaceuticals Inc.	1,368,595	687
*	Strategic Diagnostics Inc.	365,605	673
*	Orexigen Therapeutics Inc.	415,540	669
*	Mediware Information Systems	49,284	632
*,^	Apricus Biosciences Inc.	121,664	628
*	Cumberland Pharmaceuticals Inc.	110,845	596
*	Acadia Pharmaceuticals Inc.	548,867	593
*	Myrexis Inc.	218,995	587
*	Peregrine Pharmaceuticals Inc.	552,025	569
*	RadNet Inc.	264,649	564
*,^	Aastrom Biosciences Inc.	306,248	557
*	Cleveland Biolabs Inc.	194,627	557

31

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
*	LCA-Vision Inc.	188,206	546
*,^	Insmed Inc.	174,023	531
*	Lannett Co. Inc.	118,580	524
*	Icad Inc.	895,631	511
*	Trius Therapeutics Inc.	69,920	500
*	Sucampo Pharmaceuticals Inc. Class A	103,712	459
*,^	Stereotaxis Inc.	543,772	448
*	GenVec Inc.	189,152	441
	National Research Corp.	10,464	406
*	Amicus Therapeutics Inc.	117,203	403
*	XOMA Ltd.	346,939	399
*	Alliance HealthCare Services Inc.	313,740	395
*	CombiMatrix Corp.	184,417	369
*	Biospecifics Technologies Corp.	21,120	351
	Daxor Corp.	37,940	345
*	BioMimetic Therapeutics Inc.	112,780	321
*	Adolor Corp. Rights Exp. 7/1/2019	592,629	308
*	Repros Therapeutics Inc.	58,204	281
*	Hemispherx Biopharma Inc.	1,402,214	274
*	Alexza Pharmaceuticals Inc.	297,551	247
*	Omeros Corp.	62,318	246
*	Discovery Laboratories Inc.	135,665	229
*	Heska Corp.	31,113	227
*,^	Arrowhead Research Corp.	53,690	225
*	Complete Genomics Inc.	75,697	222
*,^	BSD Medical Corp.	87,436	207
*	Hooper Holmes Inc.	342,903	206
*,^	Forest Laboratories Inc. Contingent Value Rights Exp. 4/14/2018	216,285	205
*	StemCells Inc.	236,257	195
*	Inovio Pharmaceuticals Inc.	432,907	186
*	Nanosphere Inc.	122,665	180
*,^	ARCA Biopharma Inc.	154,045	152
*	Agenus Inc.	75,899	152
*	Cardica Inc.	64,681	139
*	Bovie Medical Corp.	64,161	136
*	Idera Pharmaceuticals Inc.	112,980	120
*	CytRx Corp.	403,578	109
*	BioClinica Inc.	22,370	95
*	TranS1 Inc.	50,805	95
*	Vision Sciences Inc.	48,679	92
*,^	Celsion Corp.	52,111	90
*	Retractable Technologies Inc.	74,206	88
*	ThermoGenesis Corp.	123,286	88
*	Biodel Inc.	125,695	78
*	EnteroMedics Inc.	41,750	71
*	Telik Inc.	409,132	70
*	Entremed Inc.	67,712	66
*	Sharps Compliance Corp.	16,055	66
*	Acura Pharmaceuticals Inc.	13,394	47
*,^	ADVENTRX Pharmaceuticals Inc.	73,296	43
*	AspenBio Pharma Inc.	40,214	39
*	PURE Bioscience Inc.	114,696	37
*	ProPhase Labs Inc.	29,309	35
*	IVAX Diagnostics Inc.	61,375	27
*	Somaxon Pharmaceuticals Inc.	59,693	27
*	Alimera Sciences Inc.	19,399	24
*,^	Galena Biopharma Inc.	35,532	17
*	Cornerstone Therapeutics Inc.	2,930	16
*	Bionovo Inc.	27,526	6
*	DynaVox Inc. Class A	1,700	6
*	NeurogesX Inc.	900	1
*	KV Pharmaceutical Co. Class B	500	1

32

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2011

		Market
		Value
	Shares	($000)
		19,619,157
Industrials (11.1%)
General Electric Co.	126,658,602	2,268,456
United Technologies Corp.	10,309,734	753,538
Caterpillar Inc.	7,715,696	699,042
3M Co.	8,050,025	657,929
United Parcel Service Inc. Class B	8,797,577	643,895
Union Pacific Corp.	5,829,038	617,528
Boeing Co.	8,408,174	616,740
Honeywell International Inc.	8,877,244	482,478
Emerson Electric Co.	8,893,851	414,365
Deere & Co.	4,943,873	382,409
Danaher Corp.	6,959,193	327,360
Norfolk Southern Corp.	4,153,539	302,627
FedEx Corp.	3,598,876	300,542
Precision Castparts Corp.	1,720,141	283,462
Lockheed Martin Corp.	3,407,213	275,644
CSX Corp.	13,081,018	275,486
Tyco International Ltd.	5,546,115	259,059
Illinois Tool Works Inc.	5,282,277	246,735
General Dynamics Corp.	3,672,250	243,874
Raytheon Co.	4,217,990	204,066
Cummins Inc.	2,206,866	194,248
Goodrich Corp.	1,490,965	184,432
Northrop Grumman Corp.	3,151,808	184,318
Waste Management Inc.	5,349,317	174,976
Eaton Corp.	3,864,952	168,241
PACCAR Inc.	3,923,577	147,016
Fastenal Co.	3,343,764	145,822
Parker Hannifin Corp.	1,849,577	141,030
CH Robinson Worldwide Inc.	1,966,878	137,249
WW Grainger Inc.	708,597	132,642
Stanley Black & Decker Inc.	1,907,632	128,956
Dover Corp.	2,218,695	128,795
Rockwell Automation Inc.	1,708,390	125,345
Ingersoll-Rand plc	3,947,598	120,283
Cooper Industries plc	1,967,731	106,553
Fluor Corp.	2,072,885	104,162
Expeditors International of Washington Inc.	2,529,662	103,615
Rockwell Collins Inc.	1,832,619	101,472
Roper Industries Inc.	1,145,192	99,483
Republic Services Inc. Class A	3,591,206	98,938
Joy Global Inc.	1,253,302	93,960
* Kansas City Southern	1,309,644	89,069
L-3 Communications Holdings Inc.	1,258,153	83,894
Southwest Airlines Co.	9,581,613	82,019
* Delta Air Lines Inc.	10,089,018	81,620
AMETEK Inc.	1,927,306	81,140
Pall Corp.	1,387,767	79,311
* Stericycle Inc.	975,339	75,998
* United Continental Holdings Inc.	3,936,512	74,282
Iron Mountain Inc.	2,178,848	67,109
Flowserve Corp.	662,689	65,818
* Verisk Analytics Inc. Class A	1,539,256	61,770
* Jacobs Engineering Group Inc.	1,520,501	61,702
Textron Inc.	3,307,178	61,150
Donaldson Co. Inc.	862,394	58,712
Equifax Inc.	1,464,517	56,735
* Quanta Services Inc.	2,513,262	54,136
* TransDigm Group Inc.	565,073	54,066
Xylem Inc.	2,080,826	53,456

33

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2011

		Market
		Value
	Shares	($000)
JB Hunt Transport Services Inc.	1,144,582	51,586
KBR Inc.	1,798,239	50,117
* AGCO Corp.	1,147,870	49,324
Cintas Corp.	1,411,338	49,129
Gardner Denver Inc.	620,915	47,848
Robert Half International Inc.	1,660,682	47,263
* BE Aerospace Inc.	1,171,215	45,338
Masco Corp.	4,287,015	44,928
Pitney Bowes Inc.	2,419,271	44,853
Dun & Bradstreet Corp.	588,502	44,038
* IHS Inc. Class A	500,596	43,131
Waste Connections Inc.	1,281,625	42,473
Hubbell Inc. Class B	624,542	41,757
MSC Industrial Direct Co. Inc. Class A	567,814	40,627
* Owens Corning	1,413,555	40,597
Wabtec Corp.	575,383	40,248
Towers Watson & Co. Class A	658,458	39,461
* Kirby Corp.	594,533	39,144
Pentair Inc.	1,170,514	38,966
Timken Co.	992,115	38,405
* Hertz Global Holdings Inc.	3,225,235	37,800
Lincoln Electric Holdings Inc.	953,024	37,282
IDEX Corp.	987,999	36,665
SPX Corp.	607,952	36,641
* Clean Harbors Inc.	568,273	36,216
Kennametal Inc.	975,614	35,629
Manpower Inc.	978,578	34,984
* WABCO Holdings Inc.	803,915	34,890
Avery Dennison Corp.	1,209,938	34,701
* Copart Inc.	711,488	34,073
Snap-on Inc.	659,352	33,376
* URS Corp.	945,804	33,217
Ryder System Inc.	612,329	32,539
* Thomas & Betts Corp.	594,095	32,438
Carlisle Cos. Inc.	728,859	32,288
* Babcock & Wilcox Co.	1,332,127	32,158
* Alaska Air Group Inc.	427,488	32,100
RR Donnelley & Sons Co.	2,222,188	32,066
* Nielsen Holdings NV	1,066,711	31,671
* Navistar International Corp.	818,633	31,010
Triumph Group Inc.	524,497	30,657
Graco Inc.	724,207	29,613
* Spirit Aerosystems Holdings Inc. Class A	1,402,332	29,140
* Genesee & Wyoming Inc. Class A	474,255	28,730
Trinity Industries Inc.	954,335	28,687
CLARCOR Inc.	572,217	28,605
Woodward Inc.	698,571	28,592
Nordson Corp.	692,230	28,506
* Foster Wheeler AG	1,478,933	28,307
* Hexcel Corp.	1,168,575	28,291
* Fortune Brands Home & Security Inc.	1,648,504	28,074
Acuity Brands Inc.	516,356	27,367
Landstar System Inc.	570,493	27,338
* Sensata Technologies Holding NV	1,039,359	27,314
* WESCO International Inc.	512,728	27,180
* AECOM Technology Corp.	1,276,289	26,253
Crane Co.	557,227	26,028
* Corrections Corp. of America	1,277,457	26,022
Valmont Industries Inc.	267,581	24,294
* Dollar Thrifty Automotive Group Inc.	345,134	24,249
Robbins & Myers Inc.	489,010	23,741
Regal-Beloit Corp.	460,368	23,465
* Oshkosh Corp.	1,086,040	23,220
Alliant Techsystems Inc.	400,807	22,910

34

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2011

		Market
		Value
	Shares	($000)
* Teledyne Technologies Inc.	416,686	22,855
Toro Co.	375,201	22,760
* United Rentals Inc.	745,045	22,016
GATX Corp.	498,311	21,756
Covanta Holding Corp.	1,581,057	21,645
* FTI Consulting Inc.	509,387	21,608
EMCOR Group Inc.	797,219	21,373
* Old Dominion Freight Line Inc.	516,223	20,923
* Shaw Group Inc.	773,865	20,817
* Moog Inc. Class A	468,941	20,601
* Esterline Technologies Corp.	363,281	20,333
Alexander & Baldwin Inc.	494,989	20,205
ITT Corp.	1,041,183	20,126
Watsco Inc.	304,517	19,995
* Middleby Corp.	212,162	19,952
Harsco Corp.	964,254	19,844
* CoStar Group Inc.	296,578	19,791
* Air Lease Corp.	819,094	19,421
Con-way Inc.	664,092	19,365
* GrafTech International Ltd.	1,388,107	18,948
* Chart Industries Inc.	349,284	18,886
Belden Inc.	566,928	18,867
* Acacia Research - Acacia Technologies	511,302	18,668
Curtiss-Wright Corp.	526,915	18,616
AO Smith Corp.	463,343	18,589
Brady Corp. Class A	588,581	18,581
Exelis Inc.	2,052,279	18,573
Actuant Corp. Class A	816,166	18,519
Lennox International Inc.	543,268	18,335
* Polypore International Inc.	410,840	18,073
* Terex Corp.	1,305,749	17,641
Mueller Industries Inc.	452,553	17,387
* Huntington Ingalls Industries Inc.	554,195	17,335
United Stationers Inc.	525,170	17,100
UTi Worldwide Inc.	1,225,024	16,281
Simpson Manufacturing Co. Inc.	479,407	16,137
* Tetra Tech Inc.	746,814	16,124
Applied Industrial Technologies Inc.	456,691	16,062
Corporate Executive Board Co.	413,575	15,757
Rollins Inc.	706,171	15,691
* JetBlue Airways Corp.	3,010,548	15,655
* EnerSys	601,744	15,627
* General Cable Corp.	621,891	15,553
Brink's Co.	556,750	14,965
* HUB Group Inc. Class A	439,400	14,250
* Advisory Board Co.	190,370	14,127
Deluxe Corp.	615,785	14,015
HNI Corp.	535,025	13,964
Mine Safety Appliances Co.	417,818	13,838
Macquarie Infrastructure Co. LLC	490,817	13,718
Manitowoc Co. Inc.	1,487,462	13,670
* Avis Budget Group Inc.	1,251,627	13,417
Barnes Group Inc.	555,655	13,397
Healthcare Services Group Inc.	751,105	13,287
* Geo Group Inc.	778,672	13,043
HEICO Corp. Class A	327,470	12,886
Raven Industries Inc.	204,377	12,651
Werner Enterprises Inc.	523,092	12,607
* RSC Holdings Inc.	680,149	12,583
ABM Industries Inc.	601,689	12,407
Herman Miller Inc.	653,552	12,058
* Atlas Air Worldwide Holdings Inc.	313,750	12,057
Forward Air Corp.	371,475	11,906
Knight Transportation Inc.	760,767	11,898

35

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
	Kaydon Corp.	389,629	11,884
*	MasTec Inc.	683,834	11,878
	Watts Water Technologies Inc. Class A	344,965	11,801
*	II-VI Inc.	631,459	11,594
*	Beacon Roofing Supply Inc.	538,742	10,899
*	RBC Bearings Inc.	254,822	10,626
*	Armstrong World Industries Inc.	231,430	10,153
*	Allegiant Travel Co. Class A	187,876	10,021
	Unifirst Corp.	176,340	10,006
	Granite Construction Inc.	420,626	9,977
*	Huron Consulting Group Inc.	253,748	9,830
	Franklin Electric Co. Inc.	224,958	9,799
*	US Airways Group Inc.	1,926,558	9,768
*	Orbital Sciences Corp.	671,985	9,764
	Heartland Express Inc.	674,588	9,640
	Briggs & Stratton Corp.	603,900	9,354
*	Korn/Ferry International	545,083	9,299
	Titan International Inc.	473,464	9,214
	AAR Corp.	469,491	9,000
	Aircastle Ltd.	690,628	8,785
*	Dycom Industries Inc.	414,243	8,666
	ESCO Technologies Inc.	301,098	8,666
*	Generac Holdings Inc.	306,507	8,591
	Interface Inc. Class A	742,374	8,567
*,^	USG Corp.	838,401	8,518
*	SYKES Enterprises Inc.	542,119	8,490
*	Seaboard Corp.	4,157	8,464
*	Mobile Mini Inc.	484,600	8,456
	Cubic Corp.	193,636	8,441
*	Blount International Inc.	578,012	8,393
	Amerco Inc.	91,196	8,062
*,^	Colfax Corp.	280,540	7,990
	Knoll Inc.	537,737	7,985
	Lindsay Corp.	143,448	7,874
*	Aegion Corp. Class A	511,730	7,850
*	TrueBlue Inc.	562,518	7,808
*	Navigant Consulting Inc.	681,014	7,770
*	EnPro Industries Inc.	235,144	7,755
	SkyWest Inc.	614,873	7,741
	Kaman Corp.	278,524	7,609
	Steelcase Inc. Class A	1,016,206	7,581
	McGrath Rentcorp	259,593	7,526
*	Swift Transportation Co.	911,931	7,514
	American Science & Engineering Inc.	109,473	7,456
	Albany International Corp.	320,833	7,418
	Tennant Co.	190,173	7,392
	Insperity Inc.	285,604	7,240
	TAL International Group Inc.	251,299	7,235
*	Exponent Inc.	156,228	7,182
*	Ceradyne Inc.	268,058	7,179
*	DigitalGlobe Inc.	412,241	7,053
*	Astec Industries Inc.	215,419	6,939
*	Altra Holdings Inc.	357,624	6,734
	CIRCOR International Inc.	185,231	6,540
*	Greenbrier Cos. Inc.	268,782	6,526
	Quanex Building Products Corp.	430,615	6,468
	Universal Forest Products Inc.	208,288	6,430
*	Wabash National Corp.	817,855	6,412
	AZZ Inc.	140,927	6,404
*	Rush Enterprises Inc. Class A	304,745	6,375
	Resources Connection Inc.	589,963	6,248
*	KAR Auction Services Inc.	461,595	6,232
	G&K Services Inc. Class A	213,805	6,224
*	Aerovironment Inc.	195,879	6,164

36

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
*	Interline Brands Inc.	395,246	6,154
*	Team Inc.	206,370	6,139
	Gorman-Rupp Co.	225,209	6,114
	Sun Hydraulics Corp.	260,229	6,097
	Arkansas Best Corp.	315,898	6,087
*	ACCO Brands Corp.	630,154	6,081
	Encore Wire Corp.	226,095	5,856
*	Meritor Inc.	1,084,729	5,771
*	Layne Christensen Co.	232,652	5,630
*	Consolidated Graphics Inc.	111,968	5,406
	Griffon Corp.	591,642	5,402
*	ICF International Inc.	216,967	5,376
*	GeoEye Inc.	241,402	5,364
	Standex International Corp.	156,502	5,348
*	Astronics Corp.	147,467	5,281
	AAON Inc.	256,026	5,246
*	Trimas Corp.	286,452	5,142
*	Sauer-Danfoss Inc.	141,632	5,128
	National Presto Industries Inc.	54,765	5,126
*	On Assignment Inc.	454,069	5,076
	Comfort Systems USA Inc.	470,358	5,042
*	Kforce Inc.	408,806	5,041
	NACCO Industries Inc. Class A	56,435	5,035
	Heidrick & Struggles International Inc.	231,822	4,993
	US Ecology Inc.	263,569	4,950
	Cascade Corp.	104,872	4,947
*,^	Capstone Turbine Corp.	4,235,971	4,914
	HEICO Corp.	82,702	4,836
	John Bean Technologies Corp.	314,531	4,834
^	Quad/Graphics Inc.	329,501	4,725
*	Global Power Equipment Group Inc.	192,895	4,581
	Primoris Services Corp.	306,444	4,575
	Kelly Services Inc. Class A	330,165	4,517
*	Pendrell Corp.	1,700,074	4,352
*	Tutor Perini Corp.	350,868	4,330
	Viad Corp.	241,760	4,226
*	Titan Machinery Inc.	194,191	4,220
*	Mistras Group Inc.	165,420	4,217
*,^	Swisher Hygiene Inc.	1,119,866	4,188
	Mueller Water Products Inc. Class A	1,707,807	4,167
	Ennis Inc.	310,080	4,133
*	MYR Group Inc.	215,661	4,128
	Apogee Enterprises Inc.	332,756	4,080
*	Gibraltar Industries Inc.	290,788	4,059
*	H&E Equipment Services Inc.	300,004	4,026
*	Spirit Airlines Inc.	256,732	4,005
*	RailAmerica Inc.	268,048	3,991
	Twin Disc Inc.	104,708	3,803
	Multi-Color Corp.	143,841	3,701
*	Kadant Inc.	163,131	3,688
*	Flow International Corp.	1,048,115	3,668
*	InnerWorkings Inc.	385,953	3,593
*	Taser International Inc.	701,282	3,591
*	FreightCar America Inc.	167,030	3,499
*	GenCorp Inc.	645,275	3,433
	Houston Wire & Cable Co.	244,902	3,385
*	Trex Co. Inc.	146,427	3,355
	Celadon Group Inc.	281,747	3,327
*	CBIZ Inc.	539,156	3,294
*	DXP Enterprises Inc.	102,301	3,294
	Great Lakes Dredge & Dock Corp.	586,900	3,263
	Douglas Dynamics Inc.	221,535	3,239
	Dynamic Materials Corp.	156,830	3,102
	Marten Transport Ltd.	171,666	3,088

37

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
	LB Foster Co. Class A	108,116	3,059
	Graham Corp.	134,795	3,025
*	Powell Industries Inc.	96,295	3,012
*	Columbus McKinnon Corp.	231,923	2,943
*	Hawaiian Holdings Inc.	500,271	2,902
*	Standard Parking Corp.	159,473	2,850
*	Furmanite Corp.	450,686	2,844
*	Quality Distribution Inc.	251,445	2,829
	Insteel Industries Inc.	251,874	2,768
*	EnerNOC Inc.	253,011	2,750
	Federal Signal Corp.	659,355	2,736
*	PMFG Inc.	138,231	2,697
	Aceto Corp.	387,771	2,676
*	GP Strategies Corp.	198,255	2,672
*	Dolan Co.	304,483	2,594
*	American Reprographics Co.	556,358	2,554
*	Air Transport Services Group Inc.	539,364	2,546
*	EnergySolutions Inc.	818,428	2,529
*	American Railcar Industries Inc.	105,584	2,527
*	Accuride Corp.	353,736	2,519
	Alamo Group Inc.	92,640	2,495
*	Commercial Vehicle Group Inc.	274,102	2,478
*	Thermon Group Holdings Inc.	139,556	2,459
*	Builders FirstSource Inc.	1,177,638	2,402
	Miller Industries Inc.	149,815	2,357
	CDI Corp.	169,772	2,345
*	Lydall Inc.	244,672	2,322
*	Cenveo Inc.	678,616	2,307
*	Northwest Pipe Co.	100,246	2,292
*	Roadrunner Transportation Systems Inc.	158,369	2,238
*	Michael Baker Corp.	113,450	2,225
*	NCI Building Systems Inc.	203,842	2,216
*,^	A123 Systems Inc.	1,365,843	2,199
*,^	Genco Shipping & Trading Ltd.	322,101	2,177
	SeaCube Container Leasing Ltd.	146,538	2,170
*	Metalico Inc.	651,835	2,145
	Barrett Business Services Inc.	104,726	2,090
*	CRA International Inc.	105,104	2,085
*	CAI International Inc.	133,789	2,068
	Met-Pro Corp.	227,409	2,056
*	WCA Waste Corp.	310,491	2,021
*,^	American Superconductor Corp.	538,195	1,986
*	Casella Waste Systems Inc. Class A	308,810	1,976
*	Ameresco Inc. Class A	142,469	1,955
*	Park-Ohio Holdings Corp.	109,469	1,953
*	Pacer International Inc.	347,911	1,861
*,^	Zipcar Inc.	138,202	1,855
*	Kratos Defense & Security Solutions Inc.	307,625	1,837
*	Orion Marine Group Inc.	274,566	1,826
*	Saia Inc.	145,197	1,812
*	RPX Corp.	143,233	1,812
*	NN Inc.	300,535	1,803
*,^	Odyssey Marine Exploration Inc.	656,759	1,800
*	Republic Airways Holdings Inc.	524,258	1,798
*	Sterling Construction Co. Inc.	164,021	1,766
*	Pike Electric Corp.	238,864	1,717
	Ducommun Inc.	129,869	1,656
	Ampco-Pittsburgh Corp.	84,296	1,630
*	LMI Aerospace Inc.	91,504	1,606
	Schawk Inc. Class A	143,033	1,603
	LSI Industries Inc.	265,399	1,592
	American Woodmark Corp.	114,609	1,566
	International Shipholding Corp.	81,256	1,519
	Intersections Inc.	135,760	1,506

38

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
*,^	Valence Technology Inc.	1,499,817	1,470
	Vicor Corp.	182,565	1,453
*	Hurco Cos. Inc.	69,192	1,453
*	Fuel Tech Inc.	210,415	1,385
*	Hudson Highland Group Inc.	285,053	1,365
	Courier Corp.	114,693	1,345
*	Energy Recovery Inc.	520,937	1,344
*	Orion Energy Systems Inc.	437,525	1,291
*	Willis Lease Finance Corp.	105,689	1,258
	US Home Systems Inc.	184,351	1,226
*,^	FuelCell Energy Inc.	1,351,043	1,178
*	Heritage-Crystal Clean Inc.	70,896	1,174
	Preformed Line Products Co.	19,456	1,161
*	Hill International Inc.	217,951	1,120
	Kimball International Inc. Class B	220,473	1,118
	Lawson Products Inc.	71,807	1,108
*	USA Truck Inc.	139,893	1,081
	Argan Inc.	69,603	1,059
*	Perma-Fix Environmental Services	666,988	1,034
*	TRC Cos. Inc.	162,987	980
*	Ultralife Corp.	233,201	937
	VSE Corp.	38,291	930
*	KEYW Holding Corp.	111,380	824
*	Innovative Solutions & Support Inc.	238,921	822
*	Tecumseh Products Co. Class A	168,953	794
	LS Starrett Co. Class A	58,996	758
	Baltic Trading Ltd.	152,954	727
*,^	Satcon Technology Corp.	1,208,168	725
*	Astronics Corp. Class B	19,957	723
*	Franklin Covey Co.	85,278	722
	Hardinge Inc.	84,870	683
*	BlueLinx Holdings Inc.	439,473	659
*	Patriot Transportation Holding Inc.	30,243	656
*	Omega Flex Inc.	44,518	629
	Standard Register Co.	269,844	629
*	Covenant Transportation Group Inc. Class A	208,915	620
*	SL Industries Inc.	37,937	615
*	PowerSecure International Inc.	122,778	608
*	PAM Transportation Services Inc.	61,693	586
*	AT Cross Co. Class A	49,611	560
*,^	Plug Power Inc.	270,234	551
*	Broadwind Energy Inc.	802,025	545
*,^	Eagle Bulk Shipping Inc.	503,256	474
*	Xerium Technologies Inc.	71,097	465
	Hubbell Inc. Class A	7,600	455
*	Magnetek Inc.	51,674	445
*,^	Lime Energy Co.	117,752	374
	Ceco Environmental Corp.	66,224	374
*	Sypris Solutions Inc.	91,511	363
*	Active Power Inc.	440,605	291
*	Coleman Cable Inc.	32,308	281
	Virco Manufacturing	159,526	257
*	Pinnacle Airlines Corp.	303,870	249
*	Frozen Food Express Industries	185,060	239
*	Integrated Electrical Services Inc.	111,664	214
*,^	Ocean Power Technologies Inc.	72,349	195
	Eastern Co.	9,662	194
*,^	Altair Nanotechnologies Inc.	275,512	182
*	Key Technology Inc.	11,496	149
*	Sparton Corp.	14,112	123
*,^	Hoku Corp.	194,120	113
*	Innotrac Corp.	73,831	81
*	TBS International plc Class A	225,630	34
*	PGT Inc.	26,996	30

39

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
*	Ascent Solar Technologies Inc.	72,735	28
*,^	Westinghouse Solar Inc.	69,212	21
*	Arotech Corp.	17,932	21
*	Innovaro Inc.	3,814	4
			18,626,348
Information Technology (18.6%)
*	Apple Inc.	11,077,447	4,486,366
	International Business Machines Corp.	14,269,978	2,623,964
	Microsoft Corp.	90,097,291	2,338,926
*	Google Inc. Class A	3,037,566	1,961,964
	Intel Corp.	62,741,843	1,521,490
	Oracle Corp.	48,355,448	1,240,317
	Cisco Systems Inc.	65,719,863	1,188,215
	Qualcomm Inc.	20,038,103	1,096,084
	Hewlett-Packard Co.	24,770,934	638,099
	Visa Inc. Class A	6,225,335	632,058
*	EMC Corp.	24,660,388	531,185
	Mastercard Inc. Class A	1,297,211	483,626
*	eBay Inc.	13,852,260	420,139
	Accenture plc Class A	7,696,308	409,674
	Texas Instruments Inc.	13,797,530	401,646
	Automatic Data Processing Inc.	5,847,973	315,849
*	Dell Inc.	19,611,622	286,918
	Corning Inc.	18,763,153	243,546
*	Cognizant Technology Solutions Corp. Class A	3,626,572	233,225
*	Yahoo! Inc.	14,325,231	231,066
	Intuit Inc.	3,444,694	181,156
	Motorola Solutions Inc.	3,684,707	170,565
	Broadcom Corp. Class A	5,738,868	168,493
	Applied Materials Inc.	15,719,128	168,352
*	Adobe Systems Inc.	5,890,353	166,520
	TE Connectivity Ltd.	5,184,471	159,734
*	NetApp Inc.	4,395,708	159,432
*	Salesforce.com Inc.	1,517,044	153,919
	Altera Corp.	3,864,399	143,369
*	SanDisk Corp.	2,853,153	140,404
*	Symantec Corp.	8,838,772	138,327
	Western Union Co.	7,489,834	136,764
*	Citrix Systems Inc.	2,245,793	136,365
	Xerox Corp.	16,738,917	133,242
*	Motorola Mobility Holdings Inc.	3,376,830	131,021
*	Juniper Networks Inc.	6,356,580	129,738
	Analog Devices Inc.	3,571,381	127,784
	Paychex Inc.	3,893,181	117,224
*	F5 Networks Inc.	963,028	102,197
	Xilinx Inc.	3,163,522	101,423
*	NVIDIA Corp.	7,199,864	99,790
*	Fiserv Inc.	1,696,759	99,668
*	Teradata Corp.	2,007,215	97,370
	CA Inc.	4,815,564	97,347
	KLA-Tencor Corp.	1,991,545	96,092
*	Red Hat Inc.	2,302,143	95,055
	Amphenol Corp. Class A	2,026,152	91,967
	Maxim Integrated Products Inc.	3,516,261	91,563
*	Western Digital Corp.	2,780,578	86,059
*	Marvell Technology Group Ltd.	6,192,030	85,760
*	VMware Inc. Class A	1,021,004	84,937
	Microchip Technology Inc.	2,273,224	83,268
	Seagate Technology plc	5,068,438	83,122
*	Autodesk Inc.	2,728,715	82,762
	Linear Technology Corp.	2,718,133	81,626
*	Electronic Arts Inc.	3,933,010	81,020
	Fidelity National Information Services Inc.	2,916,866	77,559

40

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2011

		Market
		Value
	Shares	($000)
Avago Technologies Ltd.	2,640,279	76,198
Activision Blizzard Inc.	6,128,963	75,509
* Nuance Communications Inc.	2,915,631	73,357
* Akamai Technologies Inc.	2,215,532	71,517
* BMC Software Inc.	2,098,190	68,779
VeriSign Inc.	1,898,580	67,817
* Micron Technology Inc.	10,758,607	67,672
* Trimble Navigation Ltd.	1,462,950	63,492
* ANSYS Inc.	1,100,814	63,055
* Alliance Data Systems Corp.	605,280	62,852
* Equinix Inc.	560,871	56,872
* Avnet Inc.	1,812,029	56,336
* Lam Research Corp.	1,477,424	54,694
* Rackspace Hosting Inc.	1,243,908	53,500
Harris Corp.	1,431,281	51,583
* Arrow Electronics Inc.	1,377,956	51,549
* Flextronics International Ltd.	8,996,570	50,921
FLIR Systems Inc.	1,895,895	47,530
* Synopsys Inc.	1,745,014	47,464
* TIBCO Software Inc.	1,981,823	47,385
* Informatica Corp.	1,270,459	46,918
Jabil Circuit Inc.	2,334,391	45,894
Factset Research Systems Inc.	521,315	45,500
Global Payments Inc.	960,043	45,487
* MICROS Systems Inc.	965,236	44,961
* Atmel Corp.	5,540,573	44,879
* VeriFone Systems Inc.	1,234,834	43,861
Computer Sciences Corp.	1,840,168	43,612
* SAIC Inc.	3,393,887	41,711
* Riverbed Technology Inc.	1,759,487	41,348
* ON Semiconductor Corp.	5,333,786	41,177
* LSI Corp.	6,781,948	40,353
IAC/InterActiveCorp	936,882	39,911
Total System Services Inc.	1,951,565	38,173
* Advanced Micro Devices Inc.	6,962,720	37,599
Solera Holdings Inc.	840,527	37,437
* Netlogic Microsystems Inc.	738,503	36,608
* Gartner Inc.	1,039,784	36,153
* Skyworks Solutions Inc.	2,216,988	35,960
* SuccessFactors Inc.	894,608	35,668
* Ingram Micro Inc.	1,918,623	34,900
* Polycom Inc.	2,095,393	34,155
* Novellus Systems Inc.	823,469	34,001
* Cadence Design Systems Inc.	3,207,448	33,357
Broadridge Financial Solutions Inc.	1,470,957	33,170
* Rovi Corp.	1,340,252	32,943
Cypress Semiconductor Corp.	1,941,858	32,798
Jack Henry & Associates Inc.	975,247	32,778
* Ariba Inc.	1,159,114	32,548
Lexmark International Inc. Class A	945,916	31,281
* NCR Corp.	1,888,109	31,078
* Brocade Communications Systems Inc.	5,823,256	30,223
* Teradyne Inc.	2,208,398	30,100
National Instruments Corp.	1,136,260	29,486
* Cree Inc.	1,302,727	28,712
* JDS Uniphase Corp.	2,705,170	28,242
* Concur Technologies Inc.	546,637	27,764
* Tech Data Corp.	556,262	27,485
MercadoLibre Inc.	342,608	27,251
* NeuStar Inc. Class A	776,451	26,531
* Parametric Technology Corp.	1,418,889	25,909
* WebMD Health Corp.	672,513	25,253
* Wright Express Corp.	438,716	23,814
* Fortinet Inc.	1,089,989	23,773

41

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
	InterDigital Inc.	541,772	23,605
*	Zebra Technologies Corp.	656,894	23,504
*,^	First Solar Inc.	666,376	22,497
	Diebold Inc.	739,736	22,244
	ADTRAN Inc.	731,867	22,073
*	Silicon Laboratories Inc.	503,994	21,883
*	Viasat Inc.	473,321	21,830
*	Compuware Corp.	2,597,685	21,613
*	CommVault Systems Inc.	500,119	21,365
*	QLIK Technologies Inc.	877,428	21,234
*	Anixter International Inc.	351,619	20,971
*	Acme Packet Inc.	669,448	20,693
	Plantronics Inc.	577,072	20,567
	DST Systems Inc.	443,015	20,166
*	Semtech Corp.	779,869	19,356
*	Dolby Laboratories Inc. Class A	632,258	19,290
*	AOL Inc.	1,272,077	19,208
*	CACI International Inc. Class A	341,999	19,125
*	Ultimate Software Group Inc.	293,537	19,115
*	Taleo Corp. Class A	493,223	19,083
*	FEI Co.	462,949	18,879
*	QLogic Corp.	1,255,799	18,837
*	Convergys Corp.	1,450,587	18,524
*	Aspen Technology Inc.	1,066,779	18,509
*	Fairchild Semiconductor International Inc. Class A	1,525,727	18,370
*	Finisar Corp.	1,072,582	17,960
*	Universal Display Corp.	488,276	17,915
	Molex Inc. Class A	904,902	17,899
*	RF Micro Devices Inc.	3,300,430	17,822
	Molex Inc.	741,074	17,682
*	Itron Inc.	485,727	17,374
*	Microsemi Corp.	1,030,543	17,262
*	Cymer Inc.	346,354	17,235
*	Aruba Networks Inc.	929,843	17,221
	MAXIMUS Inc.	416,342	17,216
	Fair Isaac Corp.	477,669	17,120
*	SolarWinds Inc.	605,108	16,913
	Cognex Corp.	470,750	16,848
	Tellabs Inc.	4,123,013	16,657
*	Hittite Microwave Corp.	336,964	16,639
	Sapient Corp.	1,315,898	16,580
	MKS Instruments Inc.	591,776	16,463
*	JDA Software Group Inc.	504,085	16,327
*	Vishay Intertechnology Inc.	1,809,683	16,269
*	International Rectifier Corp.	831,300	16,144
*	Coherent Inc.	301,402	15,754
*,^	VistaPrint NV	513,077	15,700
*	Cavium Inc.	550,658	15,655
	Intersil Corp. Class A	1,496,643	15,625
*	ValueClick Inc.	954,949	15,556
	Lender Processing Services Inc.	1,029,433	15,514
*	Progress Software Corp.	800,829	15,496
*	Mentor Graphics Corp.	1,141,728	15,482
	j2 Global Inc.	548,127	15,424
*	PMC - Sierra Inc.	2,776,844	15,300
*	Arris Group Inc.	1,401,024	15,159
	Blackbaud Inc.	533,714	14,784
*	Netgear Inc.	439,253	14,746
*	Quest Software Inc.	766,281	14,253
*	Entegris Inc.	1,604,186	13,997
*	Ciena Corp.	1,134,252	13,724
*	LinkedIn Corp. Class A	215,132	13,555
*	CoreLogic Inc.	1,048,207	13,553
*	Blue Coat Systems Inc.	522,701	13,303

42

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
*	Cabot Microelectronics Corp.	274,537	12,972
*	DealerTrack Holdings Inc.	474,566	12,937
*	TiVo Inc.	1,421,314	12,749
*	Plexus Corp.	452,194	12,381
*	RightNow Technologies Inc.	289,139	12,355
*	Synaptics Inc.	409,267	12,339
*	Cirrus Logic Inc.	761,405	12,068
*	Take-Two Interactive Software Inc.	881,871	11,949
*	Acxiom Corp.	969,420	11,837
*	Cardtronics Inc.	436,730	11,818
*	Monster Worldwide Inc.	1,476,324	11,707
	Littelfuse Inc.	272,269	11,702
*	IPG Photonics Corp.	339,338	11,493
*	ACI Worldwide Inc.	400,253	11,463
	Power Integrations Inc.	343,514	11,391
*	NetSuite Inc.	276,590	11,216
*	Scansource Inc.	309,508	11,142
	Heartland Payment Systems Inc.	456,833	11,128
^	Ebix Inc.	489,640	10,821
*	MEMC Electronic Materials Inc.	2,744,935	10,815
*	GT Advanced Technologies Inc.	1,493,583	10,814
*	Sourcefire Inc.	333,127	10,787
*	Manhattan Associates Inc.	265,683	10,755
*	Tessera Technologies Inc.	630,324	10,558
*	Advent Software Inc.	431,122	10,502
*,^	VirnetX Holding Corp.	420,290	10,495
*	MicroStrategy Inc. Class A	95,835	10,381
	Syntel Inc.	218,458	10,217
*	RealPage Inc.	404,314	10,217
*	Bankrate Inc.	473,432	10,179
*	Tyler Technologies Inc.	337,654	10,167
*,^	Veeco Instruments Inc.	487,965	10,150
*	Integrated Device Technology Inc.	1,855,738	10,132
*	OSI Systems Inc.	203,920	9,947
*	Euronet Worldwide Inc.	533,589	9,861
*	Benchmark Electronics Inc.	729,732	9,829
*	TriQuint Semiconductor Inc.	1,979,168	9,639
*	Insight Enterprises Inc.	625,509	9,564
*	FleetCor Technologies Inc.	319,086	9,531
*	Bottomline Technologies Inc.	406,456	9,418
*	Synchronoss Technologies Inc.	310,629	9,384
*	Websense Inc.	487,401	9,129
*	Rambus Inc.	1,200,610	9,065
*	Diodes Inc.	425,063	9,054
	Comtech Telecommunications Corp.	316,182	9,049
*	Sanmina-SCI Corp.	970,418	9,035
*	Unisys Corp.	453,693	8,942
	NIC Inc.	670,314	8,922
*	Brightpoint Inc.	819,064	8,813
*	SYNNEX Corp.	288,014	8,773
*	FARO Technologies Inc.	190,574	8,766
*	Zynga Inc.	929,901	8,750
*	Lattice Semiconductor Corp.	1,454,660	8,641
	Earthlink Inc.	1,330,154	8,566
	Mantech International Corp. Class A	273,317	8,538
*	Omnivision Technologies Inc.	695,455	8,509
*	Tekelec	765,269	8,364
*	Ceva Inc.	273,853	8,287
*	EchoStar Corp. Class A	394,429	8,259
*	LogMeIn Inc.	213,189	8,218
*	Kenexa Corp.	303,812	8,112
*	Liquidity Services Inc.	217,485	8,025
*	Ultratech Inc.	326,087	8,012
*	Ancestry.com Inc.	344,804	7,917

43

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
	Brooks Automation Inc.	755,925	7,763
*	Constant Contact Inc.	331,476	7,694
*	Loral Space & Communications Inc.	118,179	7,667
*	Rofin-Sinar Technologies Inc.	335,524	7,667
*,^	OpenTable Inc.	194,744	7,620
*	LivePerson Inc.	604,584	7,588
*	Kulicke & Soffa Industries Inc.	819,259	7,578
*	Stratasys Inc.	248,541	7,558
*,^	Higher One Holdings Inc.	403,541	7,441
*	Freescale Semiconductor Holdings I Ltd.	585,072	7,401
*,^	Fusion-io Inc.	305,447	7,392
*	Electronics for Imaging Inc.	518,413	7,387
	AVX Corp.	576,722	7,359
*	SS&C Technologies Holdings Inc.	407,421	7,358
	OPNET	200,063	7,336
*	Volterra Semiconductor Corp.	284,533	7,287
	MTS Systems Corp.	177,391	7,229
*	ATMI Inc.	356,745	7,146
*	comScore Inc.	335,669	7,116
*,^	3D Systems Corp.	493,144	7,101
*	BroadSoft Inc.	234,901	7,094
*	Infinera Corp.	1,126,283	7,073
*	Digital River Inc.	470,722	7,070
*	Rogers Corp.	188,218	6,938
*	TTM Technologies Inc.	623,464	6,833
*	Emulex Corp.	985,207	6,759
*	Standard Microsystems Corp.	262,183	6,756
*	Netscout Systems Inc.	383,535	6,750
	Micrel Inc.	653,338	6,605
*	Monolithic Power Systems Inc.	437,334	6,591
*	Harmonic Inc.	1,294,599	6,525
*	Monotype Imaging Holdings Inc.	410,687	6,403
*	Sonus Networks Inc.	2,628,926	6,309
*	LoopNet Inc.	335,269	6,129
*	S1 Corp.	637,682	6,103
	United Online Inc.	1,113,779	6,059
*	Amkor Technology Inc.	1,384,404	6,036
*	Forrester Research Inc.	177,025	6,008
	Black Box Corp.	212,920	5,970
^	Pegasystems Inc.	200,384	5,891
*	Quantum Corp.	2,434,835	5,844
*	iGate Corp.	371,307	5,841
*	Verint Systems Inc.	211,734	5,831
*	Magma Design Automation Inc.	811,824	5,829
	Park Electrochemical Corp.	224,633	5,755
*	TeleTech Holdings Inc.	353,548	5,727
*	CSG Systems International Inc.	382,119	5,621
*	Spansion Inc. Class A	678,121	5,615
*	Advanced Energy Industries Inc.	522,957	5,611
*	Newport Corp.	412,053	5,608
*	Measurement Specialties Inc.	199,124	5,568
*	DTS Inc.	202,496	5,516
*	Maxwell Technologies Inc.	336,119	5,459
*	ExlService Holdings Inc.	243,385	5,445
*	Accelrys Inc.	798,777	5,368
*	Vocus Inc.	234,356	5,177
*	Cornerstone OnDemand Inc.	283,695	5,175
*	Ixia	487,750	5,126
*	DemandTec Inc.	386,041	5,084
*	Checkpoint Systems Inc.	457,996	5,010
*	Silicon Image Inc.	1,065,468	5,008
*	InfoSpace Inc.	454,089	4,990
*	TNS Inc.	279,299	4,949
*	Applied Micro Circuits Corp.	736,343	4,948

44

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
*	STEC Inc.	574,532	4,935
*	Electro Scientific Industries Inc.	338,040	4,895
*	Super Micro Computer Inc.	303,749	4,763
*	Power-One Inc.	1,212,870	4,742
*	Entropic Communications Inc.	892,500	4,561
	Badger Meter Inc.	154,182	4,538
*	ServiceSource International Inc.	280,783	4,405
*	Sycamore Networks Inc.	241,017	4,314
*	Mercury Computer Systems Inc.	323,879	4,304
	EPIQ Systems Inc.	353,366	4,247
*	Dice Holdings Inc.	511,119	4,237
*	Intermec Inc.	610,756	4,190
	Keynote Systems Inc.	200,604	4,120
*	PROS Holdings Inc.	276,033	4,107
*	Oplink Communications Inc.	237,129	3,906
*	Photronics Inc.	640,314	3,893
*	Rudolph Technologies Inc.	416,906	3,861
*	Interactive Intelligence Group Inc.	167,467	3,838
*	KIT Digital Inc.	451,077	3,812
	Daktronics Inc.	391,274	3,745
*	Nanometrics Inc.	202,940	3,738
*	Net 1 UEPS Technologies Inc.	483,172	3,706
*	Web.com Group Inc.	321,461	3,681
*	NVE Corp.	65,653	3,646
*	LTX-Credence Corp.	679,163	3,634
*	MoneyGram International Inc.	202,438	3,593
*	Extreme Networks	1,228,070	3,586
*	Global Cash Access Holdings Inc.	803,121	3,574
*	Internap Network Services Corp.	590,110	3,505
*	Silicon Graphics International Corp.	303,800	3,482
*	Avid Technology Inc.	402,830	3,436
*	Move Inc.	539,205	3,408
*	Globecomm Systems Inc.	248,909	3,405
*	Kemet Corp.	477,491	3,366
*	RealD Inc.	420,231	3,337
*	IXYS Corp.	305,970	3,314
	American Software Inc. Class A	349,984	3,307
	Cass Information Systems Inc.	90,609	3,297
*	Stamps.com Inc.	125,869	3,289
*,^	OCZ Technology Group Inc.	490,470	3,242
*	Kopin Corp.	833,592	3,234
*	GSI Group Inc.	314,954	3,222
*	MIPS Technologies Inc. Class A	722,064	3,220
	Electro Rent Corp.	185,953	3,189
*	XO Group Inc.	382,264	3,188
	Methode Electronics Inc.	383,181	3,177
*	Fabrinet	224,276	3,068
*	Exar Corp.	469,482	3,052
*	Multi-Fineline Electronix Inc.	147,819	3,038
*	Perficient Inc.	299,404	2,997
*	Integrated Silicon Solution Inc.	323,140	2,954
*	Digi International Inc.	261,621	2,920
*	Symmetricom Inc.	535,791	2,888
*	CIBER Inc.	745,265	2,877
*	Formfactor Inc.	545,849	2,762
*	SPS Commerce Inc.	106,380	2,761
*	Virtusa Corp.	190,174	2,754
	CTS Corp.	298,815	2,749
	Cohu Inc.	242,136	2,748
*	IntraLinks Holdings Inc.	439,570	2,743
*,^	SunPower Corp. Class A	435,746	2,715
	ModusLink Global Solutions Inc.	502,245	2,712
*,^	Wave Systems Corp. Class A	1,228,651	2,666
*	Zygo Corp.	150,918	2,664

45

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
*	Advanced Analogic Technologies Inc.	455,256	2,631
*	Aeroflex Holding Corp.	252,929	2,590
*	Limelight Networks Inc.	869,610	2,574
*	Saba Software Inc.	325,951	2,572
*	Agilysys Inc.	321,146	2,553
*	Supertex Inc.	134,855	2,546
*	Actuate Corp.	430,894	2,525
*	Anaren Inc.	150,273	2,498
*	QuinStreet Inc.	262,831	2,460
	RealNetworks Inc.	320,582	2,404
	Richardson Electronics Ltd.	193,571	2,379
*	ShoreTel Inc.	369,343	2,356
*,^	STR Holdings Inc.	285,142	2,347
*	Computer Task Group Inc.	166,335	2,342
*	Inphi Corp.	193,297	2,312
*	Demand Media Inc.	346,733	2,306
*,^	Rubicon Technology Inc.	244,664	2,297
*	Zix Corp.	800,412	2,257
*	Hackett Group Inc.	598,823	2,240
*	Vishay Precision Group Inc.	140,140	2,239
*	Envestnet Inc.	186,025	2,225
	DDi Corp.	235,806	2,200
*	Active Network Inc.	160,052	2,177
*	Echelon Corp.	445,959	2,172
*	Datalink Corp.	253,845	2,097
*	VASCO Data Security International Inc.	320,726	2,091
*	Pericom Semiconductor Corp.	271,949	2,070
*	Cray Inc.	317,552	2,055
*	Axcelis Technologies Inc.	1,539,897	2,048
*	SciQuest Inc.	142,862	2,039
*,^	Travelzoo Inc.	82,869	2,037
*	LeCroy Corp.	240,260	2,021
	Telular Corp.	267,813	2,009
*	support.com Inc.	884,947	1,991
*	Sigma Designs Inc.	327,113	1,963
*	Imation Corp.	342,068	1,960
*	Seachange International Inc.	278,032	1,955
*	X-Rite Inc.	415,760	1,929
*	Deltek Inc.	194,275	1,908
*	Lionbridge Technologies Inc.	827,322	1,895
	Bel Fuse Inc. Class B	99,541	1,866
*	KVH Industries Inc.	238,592	1,856
*	Callidus Software Inc.	281,619	1,808
*	Dynamics Research Corp.	159,180	1,805
*,^	Glu Mobile Inc.	573,855	1,802
	Rimage Corp.	158,529	1,783
*	PLX Technology Inc.	605,811	1,739
*	Echo Global Logistics Inc.	106,554	1,721
*	Openwave Systems Inc.	1,082,594	1,711
*	FSI International Inc.	462,204	1,692
*	Mindspeed Technologies Inc.	362,810	1,662
*	Intevac Inc.	220,001	1,628
	Marchex Inc. Class B	258,643	1,617
*	PRGX Global Inc.	269,555	1,604
*	Magnachip Semiconductor Corp.	209,009	1,563
	PC Connection Inc.	134,619	1,493
*	Calix Inc.	225,593	1,460
*	PDF Solutions Inc.	208,282	1,452
*	Oclaro Inc.	504,727	1,423
*	TeleNav Inc.	180,642	1,411
*	Transact Technologies Inc.	192,561	1,398
*	Anadigics Inc.	625,427	1,370
*	MoSys Inc.	323,372	1,358
*	Digimarc Corp.	56,041	1,339

46

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
*	DSP Group Inc.	254,037	1,324
*	Ultra Clean Holdings	214,583	1,311
*	Immersion Corp.	251,711	1,304
*	Pervasive Software Inc.	223,547	1,301
*	PC Mall Inc.	205,498	1,291
*	TeleCommunication Systems Inc. Class A	545,841	1,283
	PC-Tel Inc.	184,187	1,260
*	Responsys Inc.	138,828	1,234
*	AXT Inc.	292,637	1,220
	Pulse Electronics Corp.	432,720	1,212
*	FalconStor Software Inc.	454,255	1,172
*	Aviat Networks Inc.	633,841	1,160
*	Innodata Isogen Inc.	294,376	1,160
*	ORBCOMM Inc.	383,278	1,146
*	Novatel Wireless Inc.	365,505	1,144
*	Ipass Inc.	799,631	1,111
*	Radisys Corp.	214,736	1,087
*	Reis Inc.	116,004	1,058
*	Online Resources Corp.	433,075	1,048
*	GSE Systems Inc.	533,556	1,040
*	AuthenTec Inc.	323,811	1,039
*	Alpha & Omega Semiconductor Ltd.	141,338	1,033
*	MaxLinear Inc.	217,307	1,032
*	SRS Labs Inc.	176,138	1,013
*	Westell Technologies Inc. Class A	438,969	975
*,^	Emcore Corp.	1,128,091	973
*	GSI Technology Inc.	207,591	972
*	QuickLogic Corp.	372,704	969
	MOCON Inc.	59,977	956
	Evolving Systems Inc.	127,521	955
*	ID Systems Inc.	200,490	948
*	CalAmp Corp.	212,502	903
*	Rosetta Stone Inc.	111,986	854
*	LoJack Corp.	277,452	852
*	ePlus Inc.	28,982	820
*	Concurrent Computer Corp.	211,732	802
*	Convio Inc.	72,046	797
*	CyberOptics Corp.	100,886	790
*	Bsquare Corp.	230,553	788
*	THQ Inc.	1,035,588	787
*	Ramtron International Corp.	381,415	744
*	PAR Technology Corp.	184,916	723
	QAD Inc. Class A	67,864	713
*	Mitel Networks Corp.	222,453	707
*	Amtech Systems Inc.	81,490	693
*	Dot Hill Systems Corp.	516,275	687
*	Aware Inc.	224,568	678
*	Powerwave Technologies Inc.	324,637	675
*	Mattson Technology Inc.	488,192	674
*	NCI Inc. Class A	57,689	672
	TheStreet Inc.	395,735	665
*,^	Identive Group Inc.	282,845	631
*	Transwitch Corp.	192,118	615
*	Frequency Electronics Inc.	74,210	568
*	Edgewater Technology Inc.	201,084	553
*,^	Research Frontiers Inc.	159,160	538
*	Guidance Software Inc.	80,707	523
*	Market Leader Inc.	187,438	515
*	Smith Micro Software Inc.	441,823	499
*	Viasystems Group Inc.	27,786	470
*	Pixelworks Inc.	190,441	463
*	Network Engines Inc.	479,300	461
	Crexendo Inc.	155,896	441
*	LRAD Corp.	289,775	432

47

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
*	Tier Technologies Inc. Class B	94,086	410
*	NeoPhotonics Corp.	88,922	407
*	MEMSIC Inc.	144,104	385
*	TechTarget Inc.	65,342	382
*	Opnext Inc.	463,281	374
*	Comverge Inc.	284,157	358
*	StarTek Inc.	185,625	356
*	Looksmart Ltd.	254,911	329
*	Performance Technologies Inc.	170,701	307
*	Planar Systems Inc.	152,240	295
*	Video Display Corp.	48,546	295
*,^	Microvision Inc.	787,305	284
*	Rainmaker Systems Inc.	344,423	281
*	Hutchinson Technology Inc.	183,351	275
*,^	Document Security Systems Inc.	100,173	255
*	Newtek Business Services Inc.	217,217	250
*	Cinedigm Digital Cinema Corp. Class A	179,001	247
*	Ditech Networks Inc.	259,033	243
*,^	Parkervision Inc.	283,450	241
	Bel Fuse Inc. Class A	10,580	222
*	Network Equipment Technologies Inc.	191,685	222
*	GTSI Corp.	52,626	221
*	iGO Inc.	269,850	208
*	Numerex Corp. Class A	24,707	203
	QAD Inc. Class B	16,312	169
*	Trident Microsystems Inc.	823,996	148
*	Meru Networks Inc.	35,190	145
*,^	Superconductor Technologies Inc.	115,555	142
*	Autobytel Inc.	181,416	127
*	Ikanos Communications Inc.	150,621	122
*	Presstek Inc.	225,849	122
*,^	Energy Conversion Devices Inc.	580,656	117
*	Wireless Telecom Group Inc.	98,456	114
*	WebMediaBrands Inc.	220,430	100
*	Authentidate Holding Corp.	144,376	98
*	Intellicheck Mobilisa Inc.	94,812	81
*	Lantronix Inc.	30,990	79
*	Zhone Technologies Inc.	80,396	69
*,^	Motricity Inc.	64,360	58
*	BTU International Inc.	22,111	57
*	Spire Corp.	83,254	52
*	Selectica Inc.	16,769	51
*	Vertro Inc.	40,080	41
*	Management Network Group Inc.	25,306	38
*	Information Services Group Inc.	21,209	22
*	Mattersight Corp.	2,823	13
*	NAPCO Security Technologies Inc.	4,174	10
			31,024,690
Materials (4.0%)
	EI du Pont de Nemours & Co.	11,136,736	509,840
	Monsanto Co.	6,386,267	447,486
	Freeport-McMoRan Copper & Gold Inc.	11,320,606	416,485
	Dow Chemical Co.	14,106,716	405,709
	Praxair Inc.	3,608,786	385,779
	Newmont Mining Corp.	5,901,728	354,163
	Air Products & Chemicals Inc.	2,542,462	216,592
	Ecolab Inc.	3,580,491	206,988
	Mosaic Co.	3,648,363	183,987
	PPG Industries Inc.	1,878,960	156,874
	Nucor Corp.	3,775,078	149,380
	International Paper Co.	4,954,458	146,652

48

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
	CF Industries Holdings Inc.	855,820	124,077
	LyondellBasell Industries NV Class A	3,409,022	110,759
	Alcoa Inc.	12,693,959	109,803
	Cliffs Natural Resources Inc.	1,741,694	108,595
	Sherwin-Williams Co.	1,077,308	96,171
	Sigma-Aldrich Corp.	1,455,190	90,891
	Celanese Corp. Class A	1,864,781	82,554
	FMC Corp.	851,520	73,265
	Ball Corp.	1,893,821	67,628
	Airgas Inc.	856,781	66,897
	Eastman Chemical Co.	1,685,975	65,854
*	Crown Holdings Inc.	1,850,572	62,142
	MeadWestvaco Corp.	2,034,665	60,938
	Vulcan Materials Co.	1,535,790	60,433
	Allegheny Technologies Inc.	1,202,975	57,502
	Ashland Inc.	938,953	53,671
	Albemarle Corp.	1,034,126	53,268
	International Flavors & Fragrances Inc.	964,111	50,539
	Rock-Tenn Co. Class A	845,410	48,780
^	United States Steel Corp.	1,710,732	45,266
	Walter Energy Inc.	739,425	44,780
	Reliance Steel & Aluminum Co.	890,546	43,361
	Valspar Corp.	1,084,667	42,269
	Aptargroup Inc.	801,328	41,805
	Royal Gold Inc.	614,985	41,468
	Martin Marietta Materials Inc.	546,020	41,175
	Temple-Inland Inc.	1,290,223	40,913
*	WR Grace & Co.	876,091	40,230
	Sonoco Products Co.	1,188,176	39,162
	RPM International Inc.	1,553,236	38,132
*	Owens-Illinois Inc.	1,956,813	37,923
	Bemis Co. Inc.	1,253,879	37,717
	Domtar Corp.	466,188	37,276
	Sealed Air Corp.	2,061,818	35,484
	Steel Dynamics Inc.	2,468,709	32,464
	Packaging Corp. of America	1,215,197	30,672
*	Allied Nevada Gold Corp.	1,011,042	30,614
*	Rockwood Holdings Inc.	775,095	30,515
	Carpenter Technology Corp.	526,011	27,079
	Compass Minerals International Inc.	392,198	27,003
	NewMarket Corp.	132,034	26,157
*	Coeur d'Alene Mines Corp.	1,064,821	25,705
^	Scotts Miracle-Gro Co. Class A	541,925	25,302
*	Solutia Inc.	1,455,076	25,144
	Cabot Corp.	781,754	25,126
	Cytec Industries Inc.	556,725	24,858
	Huntsman Corp.	2,303,464	23,035
	Silgan Holdings Inc.	585,923	22,640
	Sensient Technologies Corp.	567,543	21,510
	Commercial Metals Co.	1,378,996	19,072
	Olin Corp.	951,358	18,694
	Hecla Mining Co.	3,328,855	17,410
*	AbitibiBowater Inc.	1,155,912	16,819
*,^	Molycorp Inc.	698,264	16,744
	Titanium Metals Corp.	1,074,231	16,092
	Buckeye Technologies Inc.	475,891	15,914
*	Stillwater Mining Co.	1,364,710	14,275
*	Intrepid Potash Inc.	627,749	14,206
	Schweitzer-Mauduit International Inc.	213,081	14,161
	Balchem Corp.	345,429	14,004
	HB Fuller Co.	595,688	13,766
*	Chemtura Corp.	1,148,811	13,028
	PolyOne Corp.	1,118,051	12,913
	Greif Inc. Class A	281,037	12,801

49

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
	Eagle Materials Inc.	491,836	12,621
*	Louisiana-Pacific Corp.	1,552,421	12,528
	Schnitzer Steel Industries Inc.	291,243	12,314
	Minerals Technologies Inc.	217,787	12,311
	Innophos Holdings Inc.	252,498	12,261
	Worthington Industries Inc.	714,884	11,710
^	AK Steel Holding Corp.	1,313,036	10,846
*	Calgon Carbon Corp.	689,611	10,834
	Globe Specialty Metals Inc.	716,585	9,595
*	Clearwater Paper Corp.	262,712	9,355
	Kaiser Aluminum Corp.	201,605	9,250
	Westlake Chemical Corp.	228,318	9,188
	Boise Inc.	1,289,572	9,182
*	Georgia Gulf Corp.	436,207	8,502
	Haynes International Inc.	155,377	8,484
*	RTI International Metals Inc.	362,576	8,415
	PH Glatfelter Co.	585,011	8,260
*	OM Group Inc.	365,274	8,178
	Koppers Holdings Inc.	235,798	8,102
	AMCOL International Corp.	299,986	8,055
	A Schulman Inc.	376,438	7,973
	Deltic Timber Corp.	128,576	7,765
	Stepan Co.	96,647	7,747
^	Gold Resource Corp.	356,708	7,580
*	Kraton Performance Polymers Inc.	371,838	7,548
*	KapStone Paper and Packaging Corp.	459,725	7,236
*	Innospec Inc.	250,022	7,018
	Texas Industries Inc.	220,269	6,780
*	Graphic Packaging Holding Co.	1,505,205	6,412
	Tredegar Corp.	284,679	6,326
*	LSB Industries Inc.	208,507	5,844
*	Century Aluminum Co.	680,195	5,788
*	Materion Corp.	224,057	5,440
	Quaker Chemical Corp.	139,624	5,430
*	Horsehead Holding Corp.	589,161	5,308
*	Flotek Industries Inc.	527,424	5,253
	Kronos Worldwide Inc.	276,323	4,985
*	US Gold Corp.	1,459,165	4,903
*	Ferro Corp.	987,638	4,830
	Neenah Paper Inc.	203,995	4,553
	Wausau Paper Corp.	545,770	4,508
	Hawkins Inc.	118,137	4,355
	Zep Inc.	270,233	3,778
	Myers Industries Inc.	295,039	3,641
	American Vanguard Corp.	263,902	3,520
*	Mercer International Inc.	572,779	3,494
*	TPC Group Inc.	142,996	3,336
	Olympic Steel Inc.	137,084	3,197
*	Zoltek Cos. Inc.	372,404	2,838
*	Omnova Solutions Inc.	608,115	2,803
*,^	General Moly Inc.	863,505	2,668
*	Universal Stainless & Alloy	67,250	2,512
*,^	Paramount Gold and Silver Corp.	1,079,996	2,311
*	AEP Industries Inc.	75,511	2,126
*	ADA-ES Inc.	88,708	2,008
*	AM Castle & Co.	204,817	1,938
*	Spartech Corp.	404,752	1,914
*	United States Lime & Minerals Inc.	30,170	1,814
*,^	Midway Gold Corp.	857,046	1,808
	Noranda Aluminum Holding Corp.	217,006	1,790
*	Metals USA Holdings Corp.	154,554	1,739
*	Golden Minerals Co.	255,030	1,482
	Chase Corp.	87,854	1,221
*	Landec Corp.	214,648	1,185

50

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
*	Headwaters Inc.	527,010	1,170
*	Senomyx Inc.	334,931	1,166
*	American Pacific Corp.	127,766	975
*	US Energy Corp. Wyoming	321,367	935
	KMG Chemicals Inc.	49,795	860
*	Penford Corp.	116,249	592
*	Nanophase Technologies Corp.	385,563	155
*,^	Clean Diesel Technologies Inc.	41,929	117
*	Ampal American Israel Class A	328,259	99
*,^	Verso Paper Corp.	81,643	78
*	Solitario Exploration & Royalty Corp.	44,888	63
*	Continental Materials Corp.	3,495	42
			6,651,334
Telecommunication Services (2.8%)
	AT&T Inc.	70,807,116	2,141,207
	Verizon Communications Inc.	33,826,667	1,357,126
	American Tower Corp. Class A	4,726,631	283,645
	CenturyLink Inc.	7,362,724	273,893
*	Crown Castle International Corp.	3,426,745	153,518
*	Sprint Nextel Corp.	35,690,862	83,517
	Windstream Corp.	6,951,582	81,612
	Frontier Communications Corp.	11,860,418	61,081
*	SBA Communications Corp. Class A	1,345,131	57,787
*	NII Holdings Inc.	2,034,664	43,338
*	tw telecom inc Class A	1,706,149	33,065
*	Level 3 Communications Inc.	1,817,984	30,888
*	MetroPCS Communications Inc.	2,997,322	26,017
*	AboveNet Inc.	262,632	17,074
	Telephone & Data Systems Inc.	555,067	14,371
*	Cogent Communications Group Inc.	518,736	8,761
*	United States Cellular Corp.	173,453	7,568
*	Clearwire Corp. Class A	3,748,978	7,273
*	Cincinnati Bell Inc.	2,386,677	7,232
	Telephone & Data Systems Inc. (Special Common Shares)	290,231	6,910
*	Leap Wireless International Inc.	740,569	6,880
	Consolidated Communications Holdings Inc.	295,827	5,635
*	Premiere Global Services Inc.	643,309	5,449
	Atlantic Tele-Network Inc.	127,456	4,977
	NTELOS Holdings Corp.	216,276	4,408
*	Neutral Tandem Inc.	390,727	4,177
*	General Communication Inc. Class A	385,747	3,776
*	Vonage Holdings Corp.	1,530,052	3,749
	USA Mobility Inc.	244,556	3,392
*	Iridium Communications Inc.	434,193	3,348
	Lumos Networks Corp.	216,164	3,316
	HickoryTech Corp.	290,012	3,213
	Shenandoah Telecommunications Co.	258,445	2,708
*	8x8 Inc.	823,508	2,610
*	Cbeyond Inc.	284,807	2,281
	IDT Corp. Class B	189,546	1,778
^	Alaska Communications Systems Group Inc.	514,860	1,550
	SureWest Communications	120,488	1,449
	Warwick Valley Telephone Co.	91,123	1,202
*	Towerstream Corp.	395,540	831
*,^	Globalstar Inc.	1,503,062	812
*	Primus Telecommunications Group Inc.	53,226	674
*	Boingo Wireless Inc.	28,160	242
*,^	FiberTower Corp.	193,208	40
			4,764,380
Utilities (3.9%)
	Southern Co.	10,243,610	474,177
	Dominion Resources Inc.	6,798,625	360,871
	Duke Energy Corp.	15,900,020	349,800
	Exelon Corp.	7,914,380	343,247

51

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2011

		Market
		Value
	Shares	($000)
NextEra Energy Inc.	4,791,667	291,717
American Electric Power Co. Inc.	5,759,935	237,943
FirstEnergy Corp.	4,988,785	221,003
Consolidated Edison Inc.	3,493,904	216,727
PPL Corp.	6,892,141	202,767
Public Service Enterprise Group Inc.	6,034,774	199,208
PG&E Corp.	4,797,684	197,761
Progress Energy Inc.	3,514,761	196,897
Xcel Energy Inc.	5,779,200	159,737
Entergy Corp.	2,108,786	154,047
Edison International	3,691,526	152,829
Sempra Energy	2,714,454	149,295
DTE Energy Co.	2,019,581	109,966
ONEOK Inc.	1,172,893	101,678
Wisconsin Energy Corp.	2,788,311	97,479
CenterPoint Energy Inc.	4,822,175	96,877
Ameren Corp.	2,880,553	95,433
* AES Corp.	7,930,507	93,897
Constellation Energy Group Inc.	2,280,715	90,476
NiSource Inc.	3,345,440	79,655
Northeast Utilities	2,107,164	76,005
CMS Energy Corp.	3,020,499	66,693
American Water Works Co. Inc.	2,090,614	66,607
OGE Energy Corp.	1,167,220	66,193
SCANA Corp.	1,462,382	65,895
Pinnacle West Capital Corp.	1,299,997	62,634
* Calpine Corp.	3,817,813	62,345
AGL Resources Inc.	1,386,507	58,594
Alliant Energy Corp.	1,316,617	58,076
NSTAR	1,233,891	57,943
Pepco Holdings Inc.	2,695,507	54,719
* NRG Energy Inc.	2,861,161	51,844
Integrys Energy Group Inc.	932,051	50,499
MDU Resources Group Inc.	2,242,521	48,124
TECO Energy Inc.	2,431,870	46,546
National Fuel Gas Co.	834,140	46,361
ITC Holdings Corp.	610,684	46,339
NV Energy Inc.	2,800,409	45,787
Questar Corp.	2,106,450	41,834
Westar Energy Inc.	1,377,155	39,634
UGI Corp.	1,330,896	39,128
Aqua America Inc.	1,647,750	36,333
Atmos Energy Corp.	1,075,917	35,882
Great Plains Energy Inc.	1,620,091	35,286
Hawaiian Electric Industries Inc.	1,134,162	30,033
Vectren Corp.	974,758	29,467
Piedmont Natural Gas Co. Inc.	856,403	29,101
Cleco Corp.	728,733	27,765
WGL Holdings Inc.	610,305	26,988
IDACORP Inc.	590,346	25,037
New Jersey Resources Corp.	494,028	24,306
* GenOn Energy Inc.	9,204,635	24,024
Portland General Electric Co.	899,096	22,738
Southwest Gas Corp.	519,920	22,091
UIL Holdings Corp.	601,887	21,289
South Jersey Industries Inc.	358,396	20,360
PNM Resources Inc.	980,035	17,866
Avista Corp.	688,398	17,726
Unisource Energy Corp.	439,681	16,233
Allete Inc.	385,723	16,193
El Paso Electric Co.	451,802	15,650
NorthWestern Corp.	431,979	15,461
Northwest Natural Gas Co.	319,948	15,335
Black Hills Corp.	449,324	15,088

52

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2011

					Market
					Value
				Shares	($000)
	MGE Energy Inc.			274,941	12,859
	Laclede Group Inc.			256,978	10,400
	Empire District Electric Co.			478,163	10,084
	CH Energy Group Inc.			166,289	9,708
	California Water Service Group			493,661	9,014
	Otter Tail Corp.			395,721	8,714
	American States Water Co.			215,826	7,532
	Chesapeake Utilities Corp.			125,428	5,437
	Central Vermont Public Service Corp.			138,983	4,878
	Middlesex Water Co.			236,771	4,418
	Ormat Technologies Inc.			244,325	4,405
	SJW Corp.			169,280	4,002
	Connecticut Water Service Inc.			137,606	3,733
*	Dynegy Inc. Class A			1,194,633	3,309
	Unitil Corp.			113,436	3,219
	York Water Co.			128,496	2,267
	Consolidated Water Co. Ltd.			179,323	1,539
	Genie Energy Ltd. Class B			141,120	1,119
	Artesian Resources Corp. Class A			56,128	1,057
	Pennichuck Corp.			27,734	800
*	Cadiz Inc.			79,153	762
	Delta Natural Gas Co. Inc.			5,745	197
	RGC Resources Inc.			7,270	131
*	Synthesis Energy Systems Inc.			78,773	122
*	Purecycle Corp.			33,309	63
*,^	American DG Energy Inc.			25,902	38
					6,475,346
Total Common Stocks (Cost $152,524,616)					166,476,165
					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)[1]
2,3	Vanguard Market Liquidity Fund	0.110%		1,066,538,680	1,066,539

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.0%)
4,5	Fannie Mae Discount Notes	0.020%	4/2/12	12,000	11,997
5,6	Federal Home Loan Bank Discount Notes	0.025%	3/23/12	20,000	19,996
4,5	Freddie Mac Discount Notes	0.050%	4/4/12	25,000	24,994
					56,987
Total Temporary Cash Investments (Cost $1,123,534)					1,123,526
Total Investments (100.2%) (Cost $153,648,150)					167,599,691
Other Assets and Liabilities—Net (-0.2%)[3]					(314,670)
Net Assets (100%)					167,285,021

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $378,804,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100% and 0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $408,747,000 of collateral received for securities on loan.

53

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2011

4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
5 Securities with a value of $54,988,000 have been segregated as initial margin for open futures contracts.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
REIT—Real Estate Investment Trust.

54

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Index Funds and the Shareholders of Vanguard Total Stock Market Index Fund: In our opinion, the statement of net assets–investments summary and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Total Stock Market Index Fund (constituting a separate portfolio of Vanguard Index Funds, hereafter referred to as the "Fund") at December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the custodian and broker and by agreement to the underlying ownership records of Vanguard Market Liquidity Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

February 10, 2012

55

© 2011 The Vanguard Group. Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA 850 022012

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Charles D. Ellis, Rajiv L. Gupta, JoAnn Heffernan Heisen, André F. Perold, and Alfred M. Rankin, Jr.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended December 31, 2011: $392,000
Fiscal Year Ended December 31, 2010: $367,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended December 31, 2011: $3,978,540
Fiscal Year Ended December 31, 2010: $3,607,060

(b) Audit-Related Fees.

Fiscal Year Ended December 31, 2011: $1,341,750
Fiscal Year Ended December 31, 2010: $791,350

Includes fees billed in connection with assurance and related services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(c) Tax Fees.

Fiscal Year Ended December 31, 2011: $373,830
Fiscal Year Ended December 31, 2010: $336,090

Includes fees billed in connection with tax compliance, planning and advice services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group and related to income and excise taxes.

(d) All Other Fees.

Fiscal Year Ended December 31, 2011: $16,000
Fiscal Year Ended December 31, 2010: $16,000

Includes fees billed for services related to risk management and privacy matters. Services were provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; and (4) other registered investment companies in the Vanguard Group. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

     In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

     The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; or (4) other registered investment companies in the Vanguard Group.

     (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended December 31, 2011: $389,830
Fiscal Year Ended December 31, 2010: $352,090

Includes fees billed for non-audit services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: Emerson U. Fullwood, Rajiv L. Gupta, Amy Gutmann, JoAnn Heffernan Heisen, F. Joseph Loughrey, André F. Perold, Alfred M. Rankin, Jr., and Peter F. Volanakis.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 21, 2012

VANGUARD INDEX FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: February 21, 2012

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on November 28, 2011 see file Number 33-23444,
Incorporated by Reference.